UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Rhonda Mills, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2019 are attached.

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 15.1%
Vanguard FTSE Developed Markets ETF	115,656	$ 4,611,204
Vanguard FTSE Emerging Markets ETF (A)	34,683	1,449,056

		6,060,260

International Fixed Income Funds - 5.8%
iShares JP Morgan USD Emerging Markets Bond ETF	3,695	402,312
Vanguard Total International Bond ETF	34,875	1,910,801

		2,313,113

U.S. Equity Funds - 32.8%
Schwab U.S. Large-Cap ETF	159,989	10,322,490
Schwab U.S. REIT ETF (A)	11,605	497,390
Schwab U.S. Small-Cap ETF (A)	34,122	2,319,273

		13,139,153

U.S. Fixed Income Funds - 45.6%
iShares Core U.S. Aggregate Bond ETF	141,754	15,232,885
iShares TIPS Bond ETF	21,034	2,336,246
SPDR Bloomberg Barclays High Yield Bond ETF (A)	19,350	684,023

		18,253,154

Total Exchange-Traded Funds (Cost $37,398,493)		39,765,680

	Shares	Value
OTHER INVESTMENT COMPANY - 6.9%
Securities Lending Collateral - 6.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	2,756,019	$ 2,756,019

Total Other Investment Company (Cost $2,756,019)		2,756,019

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $265,740 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $274,284.	$ 265,729	265,729

Total Repurchase Agreement (Cost $265,729)		265,729

Total Investments (Cost $40,420,241)		42,787,428
Net Other Assets (Liabilities) - (6.9)%		(2,779,771)

Net Assets - 100.0%		$ 40,007,657

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,765,680	$—	$—	$39,765,680
Other Investment Company	2,756,019	—	—	2,756,019
Repurchase Agreement	—	265,729	—	265,729

Total Investments	$42,521,699	$265,729	$—	$42,787,428

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,693,022. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 16.7%
Vanguard FTSE Developed Markets ETF	187,340	$ 7,469,246
Vanguard FTSE Emerging Markets ETF (A)	55,849	2,333,371

		9,802,617

International Fixed Income Funds - 5.4%
iShares JP Morgan USD Emerging Markets Bond ETF	5,448	593,178
Vanguard Total International Bond ETF	47,435	2,598,964

		3,192,142

U.S. Equity Funds - 36.3%
Schwab U.S. Large-Cap ETF	260,386	16,800,104
Schwab U.S. REIT ETF	19,572	838,856
Schwab U.S. Small-Cap ETF	53,905	3,663,923

		21,302,883

U.S. Fixed Income Funds - 41.5%
iShares Core U.S. Aggregate Bond ETF	193,238	20,765,356
iShares TIPS Bond ETF	26,242	2,914,699
SPDR Bloomberg Barclays High Yield Bond ETF (A)	17,727	626,649

		24,306,704

Total Exchange-Traded Funds (Cost $55,093,317)		58,604,346

	Shares	Value
OTHER INVESTMENT COMPANY - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	2,999,799	$ 2,999,799

Total Other Investment Company (Cost $2,999,799)		2,999,799

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $558,518 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $573,964.	$ 558,495	558,495

Total Repurchase Agreement (Cost $558,495)		558,495

Total Investments (Cost $58,651,611)		62,162,640
Net Other Assets (Liabilities) - (6.0)%		(3,523,492)

Net Assets - 100.0%		$ 58,639,148

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,604,346	$—	$—	$58,604,346
Other Investment Company	2,999,799	—	—	2,999,799
Repurchase Agreement	—	558,495	—	558,495

Total Investments	$61,604,145	$558,495	$—	$62,162,640

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,930,373. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 21.1%
Vanguard FTSE Developed Markets ETF	294,877	$ 11,756,746
Vanguard FTSE Emerging Markets ETF (A)	88,186	3,684,411

		15,441,157

International Fixed Income Funds - 4.3%
iShares JP Morgan USD Emerging Markets Bond ETF	6,669	726,121
Vanguard Total International Bond ETF	44,765	2,452,674

		3,178,795

U.S. Equity Funds - 39.8%
Schwab U.S. Large-Cap ETF	355,898	22,962,539
Schwab U.S. REIT ETF	30,920	1,325,231
Schwab U.S. Small-Cap ETF	72,642	4,937,477

		29,225,247

U.S. Fixed Income Funds - 34.4%
iShares Core U.S. Aggregate Bond ETF	215,291	23,135,171
iShares TIPS Bond ETF	18,979	2,107,998

		25,243,169

Total Exchange-Traded Funds (Cost $68,110,459)		73,088,368

	Shares	Value
OTHER INVESTMENT COMPANY - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	3,732,246	$ 3,732,246

Total Other Investment Company (Cost $3,732,246)		3,732,246

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $371,409 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $380,950.	$ 371,394	371,394

Total Repurchase Agreement (Cost $371,394)		371,394

Total Investments (Cost $72,214,099)		77,192,008
Net Other Assets (Liabilities) - (5.2)%		(3,793,937)

Net Assets - 100.0%		$ 73,398,071

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$73,088,368	$—	$—	$73,088,368
Other Investment Company	3,732,246	—	—	3,732,246
Repurchase Agreement	—	371,394	—	371,394

Total Investments	$76,820,614	$371,394	$—	$77,192,008

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,647,561. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 23.0%
Vanguard FTSE Developed Markets ETF	258,499	$ 10,306,355
Vanguard FTSE Emerging Markets ETF (A)	71,346	2,980,836

		13,287,191

International Fixed Income Fund - 2.9%
Vanguard Total International Bond ETF	30,015	1,644,522

U.S. Equity Funds - 44.7%
Schwab U.S. Large-Cap ETF	313,981	20,258,054
Schwab U.S. REIT ETF	31,288	1,341,004
Schwab U.S. Small-Cap ETF	61,524	4,181,786

		25,780,844

U.S. Fixed Income Funds - 28.8%
iShares Core U.S. Aggregate Bond ETF	144,367	15,513,678
iShares TIPS Bond ETF	9,875	1,096,816

		16,610,494

Total Exchange-Traded Funds (Cost $52,546,589)		57,323,051

OTHER INVESTMENT COMPANY - 5.2%
Securities Lending Collateral - 5.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	3,019,518	3,019,518

Total Other Investment Company (Cost $3,019,518)		3,019,518

	Principal	Value

REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $386,247 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $396,188.

	$ 386,232	$ 386,232

Total Repurchase Agreement (Cost $386,232)		386,232

Total Investments (Cost $55,952,339)		60,728,801
Net Other Assets (Liabilities) - (5.3)%		(3,070,638)

Net Assets - 100.0%		$ 57,658,163

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,323,051	$—	$—	$57,323,051
Other Investment Company	3,019,518	—	—	3,019,518
Repurchase Agreement	—	386,232	—	386,232

Total Investments	$60,342,569	$386,232	$—	$60,728,801

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,951,005. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 28.4%
Vanguard FTSE Developed Markets ETF	319,155	$ 12,724,710
Vanguard FTSE Emerging Markets ETF (A)	89,281	3,730,160

		16,454,870

International Fixed Income Fund - 1.4%
Vanguard Total International Bond ETF	14,360	786,785

U.S. Equity Funds - 45.9%
Schwab U.S. Large-Cap ETF	329,835	21,280,954
Schwab U.S. REIT ETF	35,993	1,542,660
Schwab U.S. Small-Cap ETF	55,860	3,796,804

		26,620,418

U.S. Fixed Income Fund - 23.7%
iShares Core U.S. Aggregate Bond ETF	128,120	13,767,775

Total Exchange-Traded Funds (Cost $51,802,240)		57,629,848

OTHER INVESTMENT COMPANY - 6.5%
Securities Lending Collateral - 6.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	3,778,587	3,778,587

Total Other Investment Company (Cost $3,778,587)		3,778,587

Principal	Value

REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $430,236 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $441,902.

$ 430,219	$ 430,219

Total Repurchase Agreement (Cost $430,219)	430,219

Total Investments (Cost $56,011,046)	61,838,654
Net Other Assets (Liabilities) - (6.6)%	(3,832,549)

Net Assets - 100.0%	$ 58,006,105

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,629,848	$—	$—	$57,629,848
Other Investment Company	3,778,587	—	—	3,778,587
Repurchase Agreement	—	430,219	—	430,219

Total Investments	$61,408,435	$430,219	$—	$61,838,654

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,692,851. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 30.8%
Vanguard FTSE Developed Markets ETF	310,512	$ 12,380,113
Vanguard FTSE Emerging Markets ETF (A)	82,255	3,436,614

		15,816,727

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF	9,176	502,753

U.S. Equity Funds - 50.0%
Schwab U.S. Large-Cap ETF	316,868	20,444,323
Schwab U.S. REIT ETF	36,420	1,560,961
Schwab U.S. Small-Cap ETF	53,285	3,621,782

		25,627,066

U.S. Fixed Income Fund - 17.2%
iShares Core U.S. Aggregate Bond ETF	82,185	8,831,600

Total Exchange-Traded Funds (Cost $45,058,791)		50,778,146

	Shares	Value
OTHER INVESTMENT COMPANY - 6.8%
Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	3,481,218	$ 3,481,218

Total Other Investment Company (Cost $3,481,218)		3,481,218

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $563,844 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $579,044.	$ 563,821	563,821

Total Repurchase Agreement (Cost $563,821)		563,821

Total Investments (Cost $49,103,830)		54,823,185
Net Other Assets (Liabilities) - (6.9)%		(3,549,298)

Net Assets - 100.0%		$ 51,273,887

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$50,778,146	$—	$—	$50,778,146
Other Investment Company	3,481,218	—	—	3,481,218
Repurchase Agreement	—	563,821	—	563,821

Total Investments	$54,259,364	$563,821	$—	$54,823,185

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,402,229. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 36.2%
Vanguard FTSE Developed Markets ETF	255,779	$ 10,197,909
Vanguard FTSE Emerging Markets ETF (A)	55,120	2,302,913

		12,500,822

U.S. Equity Funds - 55.0%
Schwab U.S. Large-Cap ETF	236,345	15,248,979
Schwab U.S. REIT ETF	29,796	1,277,057
Schwab U.S. Small-Cap ETF	36,122	2,455,212

		18,981,248

U.S. Fixed Income Fund - 7.8%
iShares Core U.S. Aggregate Bond ETF	25,307	2,719,490

Total Exchange-Traded Funds (Cost $29,907,637)		34,201,560

OTHER INVESTMENT COMPANY - 6.8%
Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	2,332,782	2,332,782

Total Other Investment Company (Cost $2,332,782)		2,332,782

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $347,134 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $355,553.

$ 347,120	$ 347,120

Total Repurchase Agreement (Cost $347,120)	347,120

Total Investments (Cost $32,587,539)	36,881,462
Net Other Assets (Liabilities) - (6.8)%	(2,361,517)

Net Assets - 100.0%	$ 34,519,945

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$34,201,560	$—	$—	$34,201,560
Other Investment Company	2,332,782	—	—	2,332,782
Repurchase Agreement	—	347,120	—	347,120

Total Investments	$36,534,342	$347,120	$—	$36,881,462

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,279,851. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 37.1%
Vanguard FTSE Developed Markets ETF	200,872	$ 8,008,766
Vanguard FTSE Emerging Markets ETF (A)	48,687	2,034,143

		10,042,909

U.S. Equity Funds - 55.5%
Schwab U.S. Large-Cap ETF	186,232	12,015,689
Schwab U.S. REIT ETF (A)	24,128	1,034,126
Schwab U.S. Small-Cap ETF	28,757	1,954,613

		15,004,428

U.S. Fixed Income Fund - 6.4%
iShares Core U.S. Aggregate Bond ETF	16,184	1,739,133

Total Exchange-Traded Funds (Cost $23,425,129)		26,786,470

OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	2,686,700	2,686,700

Total Other Investment Company (Cost $2,686,700)		2,686,700

	Principal	Value
REPURCHASE AGREEMENT - 1.1%

Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $304,126 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $314,918.

	$ 304,114	$ 304,114

Total Repurchase Agreement (Cost $304,114)		304,114

Total Investments (Cost $26,415,943)		29,777,284
Net Other Assets (Liabilities) - (10.0)%		(2,708,565)

Net Assets - 100.0%		$ 27,068,719

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,786,470	$—	$—	$26,786,470
Other Investment Company	2,686,700	—	—	2,686,700
Repurchase Agreement	—	304,114	—	304,114

Total Investments	$29,473,170	$304,114	$—	$29,777,284

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,627,208. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 36.9%
Vanguard FTSE Developed Markets ETF	4,078	$ 162,590
Vanguard FTSE Emerging Markets ETF	928	38,772

		201,362

U.S. Equity Funds - 57.0%
Schwab U.S. Large-Cap ETF	3,832	247,241
Schwab U.S. REIT ETF	472	20,230
Schwab U.S. Small-Cap ETF	646	43,908

		311,379

U.S. Fixed Income Fund - 6.1%
iShares Core U.S. Aggregate Bond ETF	309	33,205

Total Exchange-Traded Funds (Cost $534,357)		545,946

Total Investments (Cost $534,357)		545,946
Net Other Assets (Liabilities) - 0.0% (A)		88

Net Assets - 100.0%		$ 546,034

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$545,946	$—	$—	$545,946

Total Investments	$545,946	$—	$—	$545,946

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
International Equity Funds - 37.1%
Vanguard FTSE Developed Markets ETF	4,113	$ 163,985
Vanguard FTSE Emerging Markets ETF	959	40,067

		204,052

U.S. Equity Funds - 57.0%
Schwab U.S. Large-Cap ETF	3,865	249,370
Schwab U.S. REIT ETF	470	20,144
Schwab U.S. Small-Cap ETF	647	43,977

		313,491

U.S. Fixed Income Fund - 6.0%
iShares Core U.S. Aggregate Bond ETF	309	33,205

Total Exchange-Traded Funds (Cost $538,342)		550,748

Total Investments (Cost $538,342)		550,748
Net Other Assets (Liabilities) - (0.1)%		(546)

Net Assets - 100.0%		$ 550,202

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$550,748	$—	$—	$550,748

Total Investments	$550,748	$—	$—	$550,748

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 7.0%
Vanguard FTSE Developed Markets ETF	95,105	$ 3,791,836
Vanguard FTSE Emerging Markets ETF (A)	24,157	1,009,280

		4,801,116

International Fixed Income Funds - 8.1%
iShares JP Morgan USD Emerging Markets Bond ETF	6,345	690,844
Vanguard Total International Bond ETF	89,104	4,882,008

		5,572,852

U.S. Equity Funds - 27.0%
Schwab U.S. Large-Cap ETF	221,492	14,290,664
Schwab U.S. REIT ETF	9,666	414,285
Schwab U.S. Small-Cap ETF	56,246	3,823,040

		18,527,989

U.S. Fixed Income Funds - 57.4%
iShares Core U.S. Aggregate Bond ETF	302,036	32,456,788
iShares TIPS Bond ETF	42,139	4,680,379
SPDR Bloomberg Barclays High Yield Bond ETF (A)	65,696	2,322,354

		39,459,521

Total Exchange-Traded Funds (Cost $67,733,599)		68,361,478

	Shares	Value
OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	3,380,030	$ 3,380,030

Total Other Investment Company (Cost $3,380,030)		3,380,030

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $377,929 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $386,029.	$ 377,913	377,913

Total Repurchase Agreement (Cost $377,913)		377,913

Total Investments (Cost $71,491,542)		72,119,421
Net Other Assets (Liabilities) - (5.0)%		(3,439,115)

Net Assets - 100.0%		$ 68,680,306

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$68,361,478	$—	$—	$68,361,478
Other Investment Company	3,380,030	—	—	3,380,030
Repurchase Agreement	—	377,913	—	377,913

Total Investments	$71,741,508	$377,913	$—	$72,119,421

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,298,297. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	7,891	$ 40,663
Transamerica Global Multifactor Macro (B)	951,822	8,604,472

		8,645,135

International Equity Funds - 12.5%
Transamerica Emerging Markets Equity (B)	3,738,177	36,821,041
Transamerica International Equity (B)	2,261,222	37,626,735
Transamerica International Growth (B)	3,238,876	21,441,357
Transamerica International Small Cap Value (B)	709,462	8,173,005

		104,062,138

International Fixed Income Funds - 8.1%
Transamerica Emerging Markets Debt (B)	2,943,522	30,553,760
Transamerica Inflation Opportunities (B)	3,711,815	36,412,904

		66,966,664

U.S. Alternative Funds - 3.7%
Transamerica Event Driven (B)	1,247,734	12,464,859
Transamerica Managed Futures Strategy (A) (B)	2,636,856	18,431,620

		30,896,479

U.S. Equity Funds - 15.7%
Transamerica Capital Growth (B)	865,025	11,496,183
Transamerica Concentrated Growth (B)	646,515	10,363,640
Transamerica Dividend Focused (B)	3,548,845	31,655,694
Transamerica Growth (B)	1,674,120	12,522,415
Transamerica Large Cap Value (B)	2,281,744	25,007,915
Transamerica Mid Cap Value (B)	462,374	5,488,378
Transamerica Mid Cap Value Opportunities (B)	239,105	2,599,069

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Multi-Cap Growth (B)	1,465,745	$ 11,256,922
Transamerica Small Cap Core (B)	277,803	2,825,261
Transamerica Small Cap Growth (A) (B)	258,891	1,605,126
Transamerica Small Cap Value (B)	271,448	2,646,614
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	1,529	951
Transamerica US Growth (B)	644,858	12,490,904

		129,959,072

U.S. Fixed Income Funds - 56.9%
Transamerica Bond (B)	1,938,891	17,527,573
Transamerica Core Bond (B)	11,903,849	115,586,372
Transamerica Floating Rate (B)	1,096,796	10,616,990
Transamerica Intermediate Bond (B)	8,024,685	79,685,125
Transamerica Short-Term Bond (B)	6,684,137	66,172,952
Transamerica Total Return (B)	18,327,511	183,458,390

		473,047,402

U.S. Mixed Allocation Fund - 2.2%
Transamerica MLP & Energy Income (B)	2,571,069	17,894,641

Total Investment Companies (Cost $843,181,182)		831,471,531

Total Investments (Cost $843,181,182)		831,471,531
Net Other Assets (Liabilities) - (0.1)%		(640,090)

Net Assets - 100.0%		$ 830,831,441

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$831,429,917	$—	$—	$831,429,917

Total	$831,429,917	$—	$—	$831,429,917

Investment Companies Measured at Net Asset Value (E)				41,614

Total Investments				$831,471,531

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$18,334,771	$210,654	$(1,170,441)	$(49,288)	$201,877	$17,527,573	1,938,891	$185,991	$—
Transamerica Capital Growth	11,800,661	967,910	(801,097)	62,398	(533,689)	11,496,183	865,025	951,060	—
Transamerica Concentrated Growth	11,097,209	1,184,346	(755,645)	10,154	(1,172,424)	10,363,640	646,515	1,168,451	—
Transamerica Core Bond	119,416,182	1,083,736	(7,596,218)	(291,281)	2,973,953	115,586,372	11,903,849	923,960	—
Transamerica Dividend Focused	34,133,665	4,744,255	(2,340,794)	(612,931)	(4,268,501)	31,655,694	3,548,845	4,695,020	—
Transamerica Emerging Markets Debt	30,789,931	320,006	(1,982,857)	(114,003)	1,540,683	30,553,760	2,943,522	278,300	—
Transamerica Emerging Markets Equity	36,919,787	456,695	(2,522,604)	(605,302)	2,572,465	36,821,041	3,738,177	403,635	—
Transamerica Event Driven	13,351,364	263,590	(869,276)	(40,667)	(240,152)	12,464,859	1,247,734	245,306	—
Transamerica Floating Rate	21,441,112	192,248	(10,775,213)	(159,676)	(81,481)	10,616,990	1,096,796	159,362	—
Transamerica Global Allocation Liquidating Trust	39,784	—	—	—	879	40,663	7,891	—	—
Transamerica Global Multifactor Macro	9,586,065	12,787	(607,925)	(60,864)	(325,591)	8,604,472	951,822	—	—
Transamerica Growth	13,165,192	3,938,033	(914,728)	(151,629)	(3,514,453)	12,522,415	1,674,120	3,918,793	—
Transamerica Inflation Opportunities	37,923,449	323,916	(2,431,699)	(121,674)	718,912	36,412,904	3,711,815	272,768	—
Transamerica Intermediate Bond	82,340,243	709,240	(5,249,742)	(242,996)	2,128,380	79,685,125	8,024,685	598,818	—
Transamerica International Equity	40,374,544	2,007,579	(2,761,229)	(506,240)	(1,487,919)	37,626,735	2,261,222	1,949,500	—
Transamerica International Growth	22,737,286	3,499,608	(1,562,422)	(448,156)	(2,784,959)	21,441,357	3,238,876	3,466,745	—
Transamerica International Small Cap Value	8,760,960	633,509	(607,924)	(84,714)	(528,826)	8,173,005	709,462	620,722	—
Transamerica Large Cap Value	26,737,882	2,495,131	(1,857,864)	(150,118)	(2,217,116)	25,007,915	2,281,744	2,456,053	—
Transamerica Managed Futures Strategy	20,965,566	29,517	(1,403,340)	(546,738)	(613,385)	18,431,620	2,636,856	—	—
Transamerica Mid Cap Value	5,842,732	1,234,146	(397,708)	(61,761)	(1,129,031)	5,488,378	462,374	1,225,781	—
Transamerica Mid Cap Value Opportunities	2,732,538	203,806	(181,809)	(723)	(154,743)	2,599,069	239,105	199,982	—
Transamerica MLP & Energy Income	18,790,680	258,567	(1,306,754)	(161,763)	313,911	17,894,641	2,571,069	231,081	—
Transamerica Multi-Cap Growth	12,181,552	663,291	(829,505)	(51,697)	(706,719)	11,256,922	1,465,745	645,844	—
Transamerica Short-Term Bond	59,804,269	9,775,758	(3,608,022)	(8,587)	209,534	66,172,952	6,684,137	486,861	—
Transamerica Small Cap Core	3,096,054	271,322	(210,218)	(22,035)	(309,862)	2,825,261	277,803	266,900	—
Transamerica Small Cap Growth	1,707,455	155,069	(119,312)	(25,389)	(112,697)	1,605,126	258,891	152,560	—
Transamerica Small Cap Value	2,820,328	245,235	(193,173)	(31,231)	(194,545)	2,646,614	271,448	241,172	—
Transamerica Small Company Growth Liquidating Trust	951	—	—	—	—	951	1,529	—	—
Transamerica Total Return	190,183,890	2,177,862	(12,061,909)	(134,789)	3,293,336	183,458,390	18,327,511	1,924,156	—
Transamerica US Growth	13,137,884	1,286,238	(909,046)	99,171	(1,123,343)	12,490,904	644,858	1,267,117	—

Total	$870,213,986	$39,344,054	$(66,028,474)	$(4,512,529)	$(7,545,506)	$831,471,531	84,632,317	$28,935,938	$—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $41,614, representing less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$40,663	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	951	0.0	(G)

Total			$96,479	$41,614	0.0	%(G)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.8%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	5,149	$ 26,533
Transamerica Global Multifactor Macro (A) (B)	2,475,807	22,381,299

		22,407,832

International Equity Funds - 39.0%
Transamerica Emerging Markets Equity (B)	15,858,078	156,202,072
Transamerica Global Real Estate Securities (B)	290,572	4,015,703
Transamerica International Equity (B)	10,104,963	168,146,583
Transamerica International Growth (B)	16,693,086	110,508,226
Transamerica International Small Cap Value (B)	3,665,208	42,223,192

		481,095,776

U.S. Alternative Funds - 4.9%
Transamerica Event Driven (B)	2,858,582	28,557,233
Transamerica Managed Futures Strategy (A) (B)	4,551,256	31,813,281

		60,370,514

U.S. Equity Funds - 48.8%
Transamerica Capital Growth (B)	3,725,949	49,517,861
Transamerica Concentrated Growth (B)	2,788,406	44,698,151
Transamerica Dividend Focused (B)	15,319,306	136,648,209
Transamerica Growth (B)	7,259,991	54,304,729

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (B)	9,947,240	$ 109,021,749
Transamerica Mid Cap Value (B)	3,826,473	45,420,237
Transamerica Mid Cap Value Opportunities (B)	1,760,369	19,135,215
Transamerica Multi-Cap Growth (B)	6,251,631	48,012,527
Transamerica Small Cap Core (B)	241,651	2,457,589
Transamerica Small Cap Growth (B)	2,062,268	12,786,061
Transamerica Small Cap Value (B)	2,555,372	24,914,878
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	5,111	3,178
Transamerica US Growth (B)	2,779,475	53,838,424

		600,758,808

U.S. Mixed Allocation Fund - 5.6%
Transamerica MLP & Energy Income (B)	9,854,680	68,588,574

Total Investment Companies (Cost $1,237,521,657)		1,233,221,504

Total Investments (Cost $1,237,521,657)		1,233,221,504
Net Other Assets (Liabilities) - (0.1)%		(1,569,422)

Net Assets - 100.0%		$ 1,231,652,082

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,233,191,793	$—	$—	$1,233,191,793

Total	$1,233,191,793	$—	$—	$1,233,191,793

Investment Companies Measured at Net Asset Value (D)				29,711

Total Investments				$1,233,221,504

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$50,177,675	$4,119,469	$(2,712,151)	$33,340	$(2,100,472)	$49,517,861	3,725,949	$4,119,469	$—
Transamerica Concentrated Growth	47,240,061	5,066,926	(2,550,962)	(203,155)	(4,854,719)	44,698,151	2,788,406	5,066,926	—
Transamerica Dividend Focused	145,438,423	20,379,382	(7,912,191)	(1,433,613)	(19,823,792)	136,648,209	15,319,306	20,379,382	—
Transamerica Emerging Markets Equity	154,599,267	1,721,269	(8,395,753)	(2,016,183)	10,293,472	156,202,072	15,858,078	1,721,269	—
Transamerica Event Driven	30,204,094	564,839	(1,562,817)	(100,477)	(548,406)	28,557,233	2,858,582	564,838	—
Transamerica Global Allocation Liquidating Trust	25,959	—	—	—	574	26,533	5,149	—	—
Transamerica Global Multifactor Macro	24,625,316	—	(1,240,441)	(101,079)	(902,497)	22,381,299	2,475,807	—	—
Transamerica Global Real Estate Securities	3,917,377	75,053	(203,235)	25,546	200,962	4,015,703	290,572	75,053	—
Transamerica Growth	56,326,041	17,089,221	(3,104,606)	(1,119,841)	(14,886,086)	54,304,729	7,259,991	17,089,222	—
Transamerica International Equity	178,038,775	8,759,514	(9,650,210)	(2,108,987)	(6,892,509)	168,146,583	10,104,963	8,759,514	—
Transamerica International Growth	115,622,231	17,965,151	(6,307,328)	(2,165,945)	(14,605,883)	110,508,226	16,693,086	17,965,151	—
Transamerica International Small Cap Value	44,635,814	3,223,828	(2,445,841)	(605,419)	(2,585,190)	42,223,192	3,665,208	3,223,828	—
Transamerica Large Cap Value	115,027,899	10,768,890	(6,349,376)	(654,466)	(9,771,198)	109,021,749	9,947,240	10,768,890	—
Transamerica Managed Futures Strategy	35,696,267	—	(1,899,206)	(674,224)	(1,309,556)	31,813,281	4,551,256	—	—
Transamerica Mid Cap Value	47,737,586	10,200,680	(2,578,996)	(541,578)	(9,397,455)	45,420,237	3,826,473	10,200,680	—
Transamerica Mid Cap Value Opportunities	19,879,753	1,480,809	(1,058,229)	(67,060)	(1,100,058)	19,135,215	1,760,369	1,480,809	—
Transamerica MLP & Energy Income	71,083,809	891,010	(3,924,559)	(561,371)	1,099,685	68,588,574	9,854,680	891,010	—
Transamerica Multi-Cap Growth	51,270,676	2,769,965	(2,775,224)	(303,138)	(2,949,752)	48,012,527	6,251,631	2,769,965	—
Transamerica Small Cap Core	2,655,646	233,356	(140,163)	(22,723)	(268,527)	2,457,589	241,651	233,356	—
Transamerica Small Cap Growth	13,421,766	1,222,255	(742,862)	(158,835)	(956,263)	12,786,061	2,062,268	1,222,255	—
Transamerica Small Cap Value	26,239,680	2,285,324	(1,450,687)	(199,465)	(1,959,974)	24,914,878	2,555,372	2,285,324	—
Transamerica Small Company Growth Liquidating Trust	3,178	—	—	—	—	3,178	5,111	—	—
Transamerica US Growth	55,883,666	5,492,516	(3,076,573)	(30,448)	(4,430,737)	53,838,424	2,779,475	5,492,516	—

Total	$1,289,750,959	$114,309,457	$(70,081,410)	$(13,009,121)	$(87,748,381)	$1,233,221,504	124,880,623	$114,309,457	$—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$26,533	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,178	0.0	(G)

Total			$104,086	$29,711	0.0	%(G)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	Illiquid security. At January 31, 2019, the value of such securities amounted to $29,711, representing less than 0.1% of the Fund’s net assets.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	34,418	$ 177,358
Transamerica Global Multifactor Macro (B)	2,428,953	21,957,735

		22,135,093

International Equity Funds - 27.6%
Transamerica Emerging Markets Equity (B)	18,830,310	185,478,552
Transamerica Global Real Estate Securities (B)	728,315	10,065,307
Transamerica International Equity (B)	13,046,536	217,094,359
Transamerica International Growth (B)	18,711,724	123,871,612
Transamerica International Small Cap Value (B)	4,524,083	52,117,433

		588,627,263

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (B)	5,970,520	61,973,993
Transamerica Inflation Opportunities (B)	2,725,493	26,737,083

		88,711,076

U.S. Alternative Funds - 3.7%
Transamerica Event Driven (B)	3,201,182	31,979,811
Transamerica Managed Futures Strategy (B)	6,832,746	47,760,893

		79,740,704

U.S. Equity Funds - 34.3%
Transamerica Capital Growth (B)	4,581,857	60,892,874
Transamerica Concentrated Growth (B)	3,424,139	54,888,950
Transamerica Dividend Focused (B)	18,824,765	167,916,905
Transamerica Growth (B)	8,923,810	66,750,096
Transamerica Large Cap Value (B)	12,208,737	133,807,756
Transamerica Mid Cap Value (B)	5,059,962	60,061,743

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	2,472,086	$ 26,871,579
Transamerica Multi-Cap Growth (B)	7,725,997	59,335,659
Transamerica Small Cap Core (B)	898,490	9,137,646
Transamerica Small Cap Growth (A) (B)	1,410,802	8,746,974
Transamerica Small Cap Value (B)	1,735,050	16,916,741
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	4,660	2,898
Transamerica US Growth (B)	3,413,330	66,116,206

		731,446,027

U.S. Fixed Income Funds - 24.9%
Transamerica Bond (B)	3,365,572	30,424,770
Transamerica Core Bond (B)	13,823,632	134,227,466
Transamerica Floating Rate (B)	1,883,599	18,233,240
Transamerica Intermediate Bond (B)	9,690,280	96,224,483
Transamerica Short-Term Bond (B)	5,484,749	54,299,018
Transamerica Total Return (B)	19,599,134	196,187,335

		529,596,312

U.S. Mixed Allocation Fund - 4.4%
Transamerica MLP & Energy Income (B)	13,366,419	93,030,279

Total Investment Companies (Cost $2,146,189,846)		2,133,286,754

Total Investments (Cost $2,146,189,846)		2,133,286,754
Net Other Assets (Liabilities) - (0.1)%		(1,800,073)

Net Assets - 100.0%		$ 2,131,486,681

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,133,106,498	$—	$—	$2,133,106,498

Total	$2,133,106,498	$—	$—	$2,133,106,498

Investment Companies Measured at Net Asset Value (E)				180,256

Total Investments				$2,133,286,754

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$31,578,800	$322,365	$(1,741,083)	$(30,707)	$295,395	$30,424,770	3,365,572	$322,273	$—
Transamerica Capital Growth	62,007,059	5,062,239	(3,649,634)	(658,973)	(1,867,817)	60,892,874	4,581,857	5,062,238	—
Transamerica Concentrated Growth	58,280,579	6,217,425	(3,417,502)	(620,218)	(5,571,334)	54,888,950	3,424,139	6,217,425	—
Transamerica Core Bond	137,599,691	1,073,535	(7,557,192)	(193,487)	3,304,919	134,227,466	13,823,632	1,073,534	—
Transamerica Dividend Focused	179,554,057	25,024,076	(10,613,600)	(2,350,530)	(23,697,098)	167,916,905	18,824,765	25,024,076	—
Transamerica Emerging Markets Debt	61,973,621	566,948	(3,456,190)	(185,604)	3,075,218	61,973,993	5,970,520	566,947	—
Transamerica Emerging Markets Equity	184,451,516	2,042,538	(10,884,420)	(2,588,181)	12,457,099	185,478,552	18,830,310	2,042,538	—
Transamerica Event Driven	33,980,514	632,131	(1,908,642)	(100,502)	(623,690)	31,979,811	3,201,182	632,131	—
Transamerica Floating Rate	36,254,330	272,528	(17,879,009)	(220,766)	(193,843)	18,233,240	1,883,599	272,485	—
Transamerica Global Allocation Liquidating Trust	173,521	—	—	—	3,837	177,358	34,418	—	—
Transamerica Global Multifactor Macro	24,271,226	—	(1,328,312)	(79,937)	(905,242)	21,957,735	2,428,953	—	—
Transamerica Global Real Estate Securities	9,861,122	187,972	(554,538)	(36,799)	607,550	10,065,307	728,315	187,972	—
Transamerica Growth	69,571,034	20,989,334	(4,165,483)	(1,757,235)	(17,887,554)	66,750,096	8,923,810	20,989,333	—
Transamerica Inflation Opportunities	27,633,786	200,316	(1,534,653)	(40,022)	477,656	26,737,083	2,725,493	200,316	—
Transamerica Intermediate Bond	98,656,405	723,155	(5,429,314)	(72,369)	2,346,606	96,224,483	9,690,280	723,155	—
Transamerica International Equity	230,971,015	11,301,600	(13,605,526)	(2,790,975)	(8,781,755)	217,094,359	13,046,536	11,301,600	—
Transamerica International Growth	130,244,141	20,124,572	(7,724,843)	(2,489,796)	(16,282,462)	123,871,612	18,711,724	20,124,573	—
Transamerica International Small Cap Value	55,370,463	3,976,760	(3,301,435)	(611,834)	(3,316,521)	52,117,433	4,524,083	3,976,760	—
Transamerica Large Cap Value	141,854,876	13,206,885	(8,511,513)	(1,666,165)	(11,076,327)	133,807,756	12,208,737	13,206,885	—
Transamerica Managed Futures Strategy	53,855,971	—	(3,107,992)	(262,021)	(2,725,065)	47,760,893	6,832,746	—	—
Transamerica Mid Cap Value	63,407,039	13,477,364	(3,714,115)	(1,157,683)	(11,950,862)	60,061,743	5,059,962	13,477,365	—
Transamerica Mid Cap Value Opportunities	28,045,826	2,078,056	(1,624,925)	(223,037)	(1,404,341)	26,871,579	2,472,086	2,078,056	—
Transamerica MLP & Energy Income	96,882,471	1,207,563	(5,816,201)	(824,632)	1,581,078	93,030,279	13,366,419	1,207,564	—
Transamerica Multi-Cap Growth	63,662,872	3,420,593	(3,739,907)	(658,019)	(3,349,880)	59,335,659	7,725,997	3,420,593	—
Transamerica Short-Term Bond	40,047,984	15,987,983	(1,908,827)	(11,247)	183,125	54,299,018	5,484,749	391,464	—
Transamerica Small Cap Core	9,930,323	867,575	(580,330)	(131,480)	(948,442)	9,137,646	898,490	867,578	—
Transamerica Small Cap Growth	9,224,759	835,483	(554,538)	(129,884)	(628,846)	8,746,974	1,410,802	835,482	—
Transamerica Small Cap Value	17,894,562	1,550,140	(1,070,387)	(277,943)	(1,179,631)	16,916,741	1,735,050	1,550,140	—
Transamerica Small Company Growth Liquidating Trust	2,897	—	—	—	1	2,898	4,660	—	—
Transamerica Total Return	201,808,332	2,063,632	(11,052,071)	(133,346)	3,500,788	196,187,335	19,599,134	2,063,631	—
Transamerica US Growth	68,961,648	6,740,031	(4,126,794)	(825,474)	(4,633,205)	66,116,206	3,413,330	6,740,031	—

Total	$2,228,012,440	$160,152,799	$(144,558,976)	$(21,128,866)	$(89,190,643)	$2,133,286,754	214,931,350	$144,556,145	$—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $180,256, representing less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$177,358	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,898	0.0	(G)

Total			$400,711	$180,256	0.0	%(G)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D) (E)	21,365	$ 110,095
Transamerica Global Multifactor Macro (A) (B)	1,723,342	15,579,009

		15,689,104

International Equity Funds - 18.9%
Transamerica Emerging Markets Equity (B)	9,193,694	90,557,884
Transamerica International Equity (B)	6,594,058	109,725,132
Transamerica International Growth (B)	9,000,396	59,582,620
Transamerica International Small Cap Value (B)	2,171,545	25,016,203

		284,881,839

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (B)	5,118,292	53,127,873
Transamerica Inflation Opportunities (B)	3,884,925	38,111,113

		91,238,986

U.S. Alternative Funds - 3.7%
Transamerica Event Driven (B)	2,264,924	22,626,589
Transamerica Managed Futures Strategy (A) (B)	4,827,566	33,744,684

		56,371,273

U.S. Equity Funds - 23.4%
Transamerica Capital Growth (B)	2,228,863	29,621,584
Transamerica Concentrated Growth (B)	1,664,541	26,682,593
Transamerica Dividend Focused (B)	9,140,420	81,532,543
Transamerica Growth (B)	4,333,932	32,417,814
Transamerica Large Cap Value (B)	5,918,087	64,862,234
Transamerica Mid Cap Value (B)	2,165,636	25,706,105

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	1,084,383	$ 11,787,239
Transamerica Multi-Cap Growth (B)	3,757,481	28,857,455
Transamerica Small Cap Core (B)	481,973	4,901,669
Transamerica Small Cap Growth (A) (B)	785,828	4,872,135
Transamerica Small Cap Value (B)	957,494	9,335,570
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D) (E)	2,887	1,795
Transamerica US Growth (B)	1,657,846	32,112,476

		352,691,212

U.S. Fixed Income Funds - 43.8%
Transamerica Bond (B)	4,660,540	42,131,283
Transamerica Core Bond (B)	16,799,339	163,121,579
Transamerica Floating Rate (B)	1,649,905	15,971,083
Transamerica Intermediate Bond (B)	11,663,369	115,817,252
Transamerica Short-Term Bond (B)	7,283,403	72,105,694
Transamerica Total Return (B)	25,227,046	252,522,726

		661,669,617

U.S. Mixed Allocation Fund - 3.2%
Transamerica MLP & Energy Income (B)	7,016,146	48,832,376

Total Investment Companies (Cost $1,516,762,073)		1,511,374,407

Total Investments (Cost $1,516,762,073)		1,511,374,407
Net Other Assets (Liabilities) - (0.1)%		(1,420,529)

Net Assets - 100.0%		$ 1,509,953,878

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,511,262,517	$—	$—	$1,511,262,517

Total	$1,511,262,517	$—	$—	$1,511,262,517

Investment Companies Measured at Net Asset Value (E)				111,890

Total Investments				$1,511,374,407

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$44,311,072	$450,020	$(2,995,799)	$(112,603)	$478,593	$42,131,283	4,660,540	$449,894	$—
Transamerica Capital Growth	30,610,742	2,485,437	(2,213,221)	(40,019)	(1,221,355)	29,621,584	2,228,863	2,485,437	—
Transamerica Concentrated Growth	28,754,548	3,050,866	(2,067,909)	(91,818)	(2,963,094)	26,682,593	1,664,541	3,050,866	—
Transamerica Core Bond	169,421,254	1,313,623	(11,423,799)	(476,411)	4,286,912	163,121,579	16,799,339	1,313,623	—
Transamerica Dividend Focused	88,520,696	12,267,788	(6,438,462)	(1,363,248)	(11,454,231)	81,532,543	9,140,420	12,267,789	—
Transamerica Emerging Markets Debt	53,840,572	490,030	(3,688,701)	(197,847)	2,683,819	53,127,873	5,118,292	490,030	—
Transamerica Emerging Markets Equity	91,348,880	1,006,133	(6,617,308)	(1,524,515)	6,344,694	90,557,884	9,193,694	1,006,133	—
Transamerica Event Driven	24,384,886	451,217	(1,687,861)	(87,736)	(433,917)	22,626,589	2,264,924	451,217	—
Transamerica Floating Rate	32,718,146	243,175	(16,615,972)	(228,345)	(145,921)	15,971,083	1,649,905	243,137	—
Transamerica Global Allocation Liquidating Trust	107,712	—	—	—	2,383	110,095	21,365	—	—
Transamerica Global Multifactor Macro	17,458,540	—	(1,173,679)	(70,460)	(635,392)	15,579,009	1,723,342	—	—
Transamerica Growth	34,307,106	10,292,039	(2,526,202)	(508,778)	(9,146,351)	32,417,814	4,333,932	10,292,039	—
Transamerica Inflation Opportunities	39,913,645	288,406	(2,716,226)	(120,763)	746,051	38,111,113	3,884,925	288,406	—
Transamerica Intermediate Bond	120,321,675	876,134	(8,137,501)	(311,786)	3,068,730	115,817,252	11,663,369	876,134	—
Transamerica International Equity	118,506,053	5,766,138	(8,584,616)	(1,758,716)	(4,203,727)	109,725,132	6,594,058	5,766,138	—
Transamerica International Growth	63,588,843	9,770,715	(4,627,645)	(1,497,091)	(7,652,202)	59,582,620	9,000,396	9,770,715	—
Transamerica International Small Cap Value	26,985,014	1,927,079	(1,978,486)	(353,657)	(1,563,747)	25,016,203	2,171,545	1,927,079	—
Transamerica Large Cap Value	69,833,536	6,464,440	(5,153,005)	(549,459)	(5,733,278)	64,862,234	5,918,087	6,464,440	—
Transamerica Managed Futures Strategy	38,615,322	—	(2,738,582)	(230,708)	(1,901,348)	33,744,684	4,827,566	—	—
Transamerica Mid Cap Value	27,553,102	5,823,756	(1,989,664)	(294,706)	(5,386,383)	25,706,105	2,165,636	5,823,756	—
Transamerica Mid Cap Value Opportunities	12,477,718	919,718	(883,053)	(41,474)	(685,670)	11,787,239	1,084,383	919,718	—
Transamerica MLP & Energy Income	51,640,384	639,990	(3,811,659)	(509,040)	872,701	48,832,376	7,016,146	639,990	—
Transamerica Multi-Cap Growth	31,436,666	1,679,632	(2,269,110)	(248,837)	(1,740,896)	28,857,455	3,757,481	1,679,632	—
Transamerica Short-Term Bond	61,065,524	14,619,186	(3,800,739)	(10,635)	232,358	72,105,694	7,283,403	529,197	—
Transamerica Small Cap Core	5,412,151	470,095	(391,226)	(52,537)	(536,814)	4,901,669	481,973	470,095	—
Transamerica Small Cap Growth	5,212,938	469,666	(380,048)	(128,308)	(302,113)	4,872,135	785,828	469,666	—
Transamerica Small Cap Value	10,030,280	863,915	(737,740)	(104,848)	(716,037)	9,335,570	957,494	863,915	—
Transamerica Small Company Growth Liquidating Trust	1,795	—	—	—	—	1,795	2,887	—	—
Transamerica Total Return	263,220,541	2,678,171	(17,728,126)	(184,232)	4,536,372	252,522,726	25,227,046	2,678,171	—
Transamerica US Growth	34,000,886	3,304,771	(2,492,668)	21,767	(2,722,280)	32,112,476	1,657,846	3,304,771	—

Total	$1,595,600,227	$88,612,140	$(125,869,007)	$(11,076,810)	$(35,892,143)	$1,511,374,407	153,279,226	$74,521,988	$—

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $111,890, representing less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$110,095	0.0	%(G)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,795	0.0	(G)

Total			$248,682	$111,890	0.0	%(G)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.1%
Transamerica International Equity (A)	2,390,352	$ 40,038,395

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	538,476	538,476

U.S. Equity Funds - 40.6%
Transamerica Large Growth (A)	4,398,893	51,027,156
Transamerica Large Value Opportunities (A)	5,660,492	49,755,727
Transamerica Mid Cap Growth (A)	1,414,120	12,288,700
Transamerica Mid Cap Value Opportunities (A)	1,007,126	10,997,817
Transamerica Small Cap Growth (A)	1,882,737	11,672,968
Transamerica Small Cap Value (A)	1,120,192	10,933,073

		146,675,441

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 48.2%
Transamerica High Quality Bond (A)	2,812,120	$ 27,643,136
Transamerica High Yield Bond (A)	2,485,988	22,224,733
Transamerica Inflation-Protected Securities (A)	4,282,641	41,584,447
Transamerica Intermediate Bond (A)	8,289,136	82,476,905

		173,929,221

Total Investment Companies (Cost $367,972,450)		361,181,533

Total Investments (Cost $367,972,450)		361,181,533
Net Other Assets (Liabilities) - (0.0)% (B)		(177,496)

Net Assets - 100.0%		$ 361,004,037

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$361,181,533	$—	$—	$361,181,533

Total Investments	$361,181,533	$—	$—	$361,181,533

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$756,752	$39,746,150	$(39,964,426)	$—	$—	$538,476	538,476	$3,196	$—
Transamerica High Quality Bond	31,399,647	1,463,723	(5,325,230)	(255,335)	360,331	27,643,136	2,812,120	265,820	—
Transamerica High Yield Bond	24,013,674	1,254,563	(3,024,962)	(349,928)	331,386	22,224,733	2,485,988	356,134	—
Transamerica Inflation-Protected Securities	42,960,142	2,321,742	(4,041,445)	(211,055)	555,063	41,584,447	4,282,641	554,835	—
Transamerica Intermediate Bond	91,274,833	4,244,680	(15,058,048)	(877,093)	2,892,533	82,476,905	8,289,136	650,969	—
Transamerica International Equity	38,602,542	5,143,618	(1,932,822)	(287,214)	(1,487,729)	40,038,395	2,390,352	1,946,022	—
Transamerica Large Growth	50,203,179	5,986,169	(2,453,134)	146,458	(2,855,516)	51,027,156	4,398,893	4,039,576	—
Transamerica Large Value Opportunities	50,294,543	10,043,946	(2,444,559)	283,090	(8,421,293)	49,755,727	5,660,492	8,097,353	—
Transamerica Mid Cap Growth	10,648,422	6,103,241	(1,633,250)	(1,097,331)	(1,732,382)	12,288,700	1,414,120	3,312,835	—
Transamerica Mid Cap Value Opportunities	10,843,772	1,248,124	(534,050)	(9,852)	(550,177)	10,997,817	1,007,126	798,910	—
Transamerica Small Cap Growth	11,568,120	1,523,538	(562,424)	(15,434)	(840,832)	11,672,968	1,882,737	1,046,419	—
Transamerica Small Cap Value	10,388,769	1,776,328	(512,319)	(20,806)	(698,899)	10,933,073	1,120,192	900,716	—

Total	$372,954,395	$80,855,822	$(77,486,669)	$(2,694,500)	$(12,447,515)	$361,181,533	36,282,273	$21,972,785	$—

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 22.3%
Transamerica International Equity (A)	2,784,442	$ 46,639,406

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	336,875	336,875

U.S. Equity Funds - 68.5%
Transamerica Large Growth (A)	4,112,617	47,706,356
Transamerica Large Value Opportunities (A)	5,032,383	44,234,643
Transamerica Mid Cap Growth (A)	1,589,556	13,813,241
Transamerica Mid Cap Value Opportunities (A)	1,129,438	12,333,465
Transamerica Small Cap Growth (A)	2,132,398	13,220,870
Transamerica Small Cap Value (A)	1,240,714	12,109,366

		143,417,941

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.0%
Transamerica High Quality Bond (A)	100,811	$ 990,974
Transamerica High Yield Bond (A)	425,808	3,806,728
Transamerica Inflation-Protected Securities (A)	647,430	6,286,545
Transamerica Intermediate Bond (A)	787,928	7,839,884

		18,924,131

Total Investment Companies (Cost $214,665,610)		209,318,353

Total Investments (Cost $214,665,610)		209,318,353
Net Other Assets (Liabilities) - (0.0)% (B)		(98,326)

Net Assets - 100.0%		$ 209,220,027

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$209,318,353	$—	$—	$209,318,353

Total Investments	$209,318,353	$—	$—	$209,318,353

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$419,311	$16,651,047	$(16,733,483)	$—	$—	$336,875	336,875	$1,850	$—
Transamerica High Quality Bond	1,110,797	131,604	(254,658)	(10,726)	13,957	990,974	100,811	9,489	—
Transamerica High Yield Bond	4,524,481	111,139	(812,381)	(77,715)	61,204	3,806,728	425,808	64,825	—
Transamerica Inflation-Protected Securities	7,228,445	595,088	(1,579,537)	(64,486)	107,035	6,286,545	647,430	94,203	—
Transamerica Intermediate Bond	8,735,362	902,430	(1,986,311)	(84,566)	272,969	7,839,884	787,928	62,502	—
Transamerica International Equity	48,530,813	2,933,481	(2,441,391)	(452,376)	(1,931,121)	46,639,406	2,784,442	2,377,714	—
Transamerica Large Growth	48,575,508	4,430,471	(2,431,575)	194,454	(3,062,502)	47,706,356	4,112,617	3,944,176	—
Transamerica Large Value Opportunities	46,233,285	7,997,168	(2,290,741)	375,265	(8,080,334)	44,234,643	5,032,383	7,510,872	—
Transamerica Mid Cap Growth	11,995,303	5,732,837	(640,651)	(313,296)	(2,960,952)	13,813,241	1,589,556	3,766,362	—
Transamerica Mid Cap Value Opportunities	12,607,628	1,076,157	(636,375)	(156,845)	(557,100)	12,333,465	1,129,438	937,215	—
Transamerica Small Cap Growth	13,607,993	1,381,190	(671,991)	(32,261)	(1,064,061)	13,220,870	2,132,398	1,242,248	—
Transamerica Small Cap Value	12,512,653	1,229,759	(614,140)	3,446	(1,022,352)	12,109,366	1,240,714	1,090,818	—

Total	$216,081,579	$43,172,371	$(31,093,234)	$(619,106)	$(18,223,257)	$209,318,353	20,320,400	$21,102,274	$—

(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.0%
Transamerica International Equity (A)	164,592	$ 2,756,916

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	282,704	282,704

U.S. Equity Funds - 8.7%
Transamerica Large Growth (A)	396,381	4,598,022
Transamerica Large Value Opportunities (A)	529,961	4,658,361
Transamerica Small Cap Core (A)	295,209	3,031,798

		12,288,181

U.S. Fixed Income Funds - 89.2%
Transamerica High Quality Bond (A)	2,548,830	25,054,997
Transamerica High Yield Bond (A)	1,545,269	13,814,708

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Inflation-Protected Securities (A)	2,367,103	$ 22,984,572
Transamerica Intermediate Bond (A)	6,447,593	64,153,546

		126,007,823

Total Investment Companies (Cost $143,815,061)		141,335,624

Total Investments (Cost $143,815,061)		141,335,624
Net Other Assets (Liabilities) - (0.1)%		(71,088)

Net Assets - 100.0%		$ 141,264,536

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$141,335,624	$—	$—	$141,335,624

Total Investments	$141,335,624	$—	$—	$141,335,624

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$143,903	$10,777,907	$(10,639,106)	$—	$—	$282,704	282,704	$1,300	$—
Transamerica High Quality Bond	26,403,443	229,255	(1,680,055)	(80,646)	183,000	25,054,997	2,548,830	223,301	—
Transamerica High Yield Bond	14,496,475	221,961	(906,191)	(71,088)	73,551	13,814,708	1,545,269	218,458	—
Transamerica Inflation-Protected Securities	24,008,769	315,651	(1,528,385)	(98,735)	287,272	22,984,572	2,367,103	309,767	—
Transamerica Intermediate Bond	66,386,770	500,019	(4,251,489)	(256,306)	1,774,552	64,153,546	6,447,593	483,908	—
Transamerica International Equity	2,700,343	344,786	(169,816)	(19,573)	(98,824)	2,756,916	164,592	130,961	—
Transamerica Large Growth	4,151,512	885,303	(265,679)	32,004	(205,118)	4,598,022	396,381	333,735	—
Transamerica Large Value Opportunities	4,339,991	1,250,941	(276,526)	(8,905)	(647,140)	4,658,361	529,961	698,033	—
Transamerica Small Cap Core	2,733,266	734,454	(174,748)	(6,835)	(254,339)	3,031,798	295,209	255,728	—

Total	$145,364,472	$15,260,277	$(19,891,995)	$(510,084)	$1,112,954	$141,335,624	14,577,642	$2,655,191	$—

(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 1.5%
Boeing Co.	953	$ 367,496
General Dynamics Corp.	3,798	650,104
Northrop Grumman Corp.	1,030	283,816
United Technologies Corp.	5,088	600,740

		1,902,156

Airlines - 0.2%
Delta Air Lines, Inc.	4,998	247,051
United Continental Holdings, Inc. (A)	833	72,696

		319,747

Auto Components - 0.3%
Aptiv PLC	1,338	105,876
BorgWarner, Inc.	1,522	62,250
Magna International, Inc.	3,217	170,211

		338,337

Automobiles - 0.1%
Ford Motor Co.	21,356	187,933

Banks - 3.2%
Bank of America Corp.	45,029	1,281,976
Citigroup, Inc.	15,131	975,344
Citizens Financial Group, Inc.	2,800	94,976
Huntington Bancshares, Inc.	8,690	115,056
KeyCorp	23,809	392,134
Regions Financial Corp.	6,688	101,457
SunTrust Banks, Inc.	6,519	387,359
Wells Fargo & Co.	16,334	798,896

		4,147,198

Beverages - 1.7%
Coca-Cola Co.	19,277	927,802
Constellation Brands, Inc., Class A	559	97,076
Molson Coors Brewing Co., Class B	5,314	353,966
PepsiCo, Inc.	7,063	795,788

		2,174,632

Biotechnology - 1.5%
AbbVie, Inc.	1,942	155,923
Alexion Pharmaceuticals, Inc. (A)	2,127	261,536
Amgen, Inc.	780	145,946
Biogen, Inc. (A)	1,136	379,174
Celgene Corp. (A)	3,419	302,445
Gilead Sciences, Inc.	4,613	322,956
Regeneron Pharmaceuticals, Inc. (A)	200	85,854
Vertex Pharmaceuticals, Inc. (A)	1,832	349,747

		2,003,581

Building Products - 0.2%
Masco Corp.	7,931	257,044

Capital Markets - 2.0%
Bank of New York Mellon Corp.	6,136	321,036
Charles Schwab Corp.	8,937	417,984
CME Group, Inc.	426	77,651
Goldman Sachs Group, Inc.	766	151,676
Intercontinental Exchange, Inc.	6,729	516,518
Morgan Stanley	15,884	671,893

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	590	$ 41,831
T. Rowe Price Group, Inc.	859	80,282
TD Ameritrade Holding Corp.	5,317	297,486

		2,576,357

Chemicals - 1.2%
Celanese Corp.	2,077	198,893
DowDuPont, Inc.	15,363	826,683
Eastman Chemical Co.	4,664	376,012
Linde PLC	840	136,928
RPM International, Inc.	698	39,898

		1,578,414

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	220	41,252

Communications Equipment - 0.2%
Cisco Systems, Inc.	4,879	230,728
Motorola Solutions, Inc.	351	41,035

		271,763

Consumer Finance - 0.5%
American Express Co.	1,153	118,413
Capital One Financial Corp.	6,076	489,665

		608,078

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,024	106,957
Packaging Corp. of America	450	42,444
WestRock Co.	4,772	194,268

		343,669

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,399	33,002

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	6,172	1,268,593

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	7,135	214,478
Verizon Communications, Inc.	16,466	906,618

		1,121,096

Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,294	102,381
Evergy, Inc.	997	57,148
Exelon Corp.	11,412	545,037
NextEra Energy, Inc.	4,382	784,290
Xcel Energy, Inc.	11,629	608,895

		2,097,751

Electrical Equipment - 0.4%
Eaton Corp. PLC	6,948	529,785

Entertainment - 1.3%
Electronic Arts, Inc. (A)	4,524	417,294
Netflix, Inc. (A)	1,906	647,087
Walt Disney Co.	6,036	673,134

		1,737,515

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,919	370,213
Digital Realty Trust, Inc.	533	57,745
Equinix, Inc.	302	118,988

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	1,462	$ 106,083
Federal Realty Investment Trust	1,304	172,871
Host Hotels & Resorts, Inc.	5,925	107,005
Prologis, Inc.	6,637	459,015
Ventas, Inc.	1,716	110,665
Vornado Realty Trust	4,161	290,896

		1,793,481

Food Products - 0.6%
Mondelez International, Inc., Class A	16,492	762,920

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	564	140,695
Boston Scientific Corp. (A)	18,744	715,084
Danaher Corp.	2,046	226,942
Intuitive Surgical, Inc. (A)	280	146,619
Medtronic PLC	9,692	856,676
Zimmer Biomet Holdings, Inc.	5,144	563,577

		2,649,593

Health Care Providers & Services - 2.1%
Anthem, Inc.	1,515	459,045
Cigna Corp. (A)	3,532	705,729
CVS Health Corp.	4,505	295,303
McKesson Corp.	180	23,085
UnitedHealth Group, Inc.	4,668	1,261,293

		2,744,455

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	3,171	236,176
Royal Caribbean Cruises, Ltd.	740	88,837
Yum! Brands, Inc.	4,954	465,577

		790,590

Household Durables - 0.2%
Lennar Corp., Class A	4,252	201,630

Household Products - 0.3%
Procter & Gamble Co.	4,174	402,666

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	5,712	820,415

Insurance - 1.5%
Allstate Corp.	1,244	109,310
American International Group, Inc.	8,591	371,389
Everest Re Group, Ltd.	464	101,639
Hartford Financial Services Group, Inc.	6,213	291,514
Lincoln National Corp.	4,363	255,192
Marsh & McLennan Cos., Inc.	1,270	112,001
MetLife, Inc.	9,185	419,479
Principal Financial Group, Inc.	1,680	84,118
Prudential Financial, Inc.	1,625	149,728

		1,894,370

Interactive Media & Services - 2.6%
Alphabet, Inc., Class A (A)	1,215	1,367,957
Alphabet, Inc., Class C (A)	1,214	1,355,273
Facebook, Inc., Class A (A)	4,429	738,270

		3,461,500

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	1,556	2,674,344

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc. (A)	92	$ 168,619
Expedia Group, Inc.	2,429	289,658

		3,132,621

IT Services - 2.5%
Alliance Data Systems Corp.	720	127,865
Automatic Data Processing, Inc.	5,736	802,122
Fidelity National Information Services, Inc.	4,390	458,887
First Data Corp., Class A (A)	3,362	82,873
Mastercard, Inc., Class A	1,147	242,166
PayPal Holdings, Inc. (A)	7,120	631,971
Visa, Inc., Class A	7,288	983,953

		3,329,837

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,117	84,948
Illumina, Inc. (A)	517	144,651
Thermo Fisher Scientific, Inc.	1,339	328,952

		558,551

Machinery - 1.5%
Caterpillar, Inc.	2,673	355,937
Cummins, Inc.	1,589	233,758
Deere & Co.	1,038	170,232
Ingersoll-Rand PLC	3,026	302,721
PACCAR, Inc.	5,750	376,740
Snap-on, Inc.	1,602	265,916
Stanley Black & Decker, Inc.	2,400	303,456

		2,008,760

Media - 1.4%
Charter Communications, Inc., Class A (A)	1,842	609,794
Comcast Corp., Class A	22,284	814,926
Discovery, Inc., Class A (A) (C)	7,687	218,157
Discovery, Inc., Class C (A)	2,960	78,884
DISH Network Corp., Class A (A)	2,044	62,690

		1,784,451

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	6,714	78,151
Newmont Mining Corp.	1,638	55,872

		134,023

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	1,675	91,371
Sempra Energy	2,700	315,846

		407,217

Multiline Retail - 0.4%
Dollar General Corp.	2,978	343,751
Dollar Tree, Inc. (A)	1,553	150,377
Macy’s, Inc.	3,491	91,813

		585,941

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	9,453	1,083,786
Concho Resources, Inc. (A)	790	94,674
Diamondback Energy, Inc.	3,230	333,078
EOG Resources, Inc.	6,205	615,536
Exxon Mobil Corp.	4,132	302,793
Marathon Petroleum Corp.	8,623	571,360
Occidental Petroleum Corp.	6,972	465,590
ONEOK, Inc.	4,454	285,991

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A (A)	2,034	$ 37,792
Pioneer Natural Resources Co.	3,141	447,027

		4,237,627

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,577	215,134

Pharmaceuticals - 3.1%
Allergan PLC	1,442	207,619
Bristol-Myers Squibb Co.	2,126	104,961
Eli Lilly & Co.	4,943	592,468
Johnson & Johnson	7,090	943,537
Merck & Co., Inc.	12,610	938,562
Mylan NV (A)	1,809	54,180
Nektar Therapeutics (A)	656	27,775
Pfizer, Inc.	26,575	1,128,109
Zoetis, Inc.	453	39,030

		4,036,241

Road & Rail - 1.3%
Norfolk Southern Corp.	4,273	716,753
Union Pacific Corp.	5,973	950,125

		1,666,878

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	9,189	908,425
Broadcom, Inc.	1,344	360,528
Intel Corp.	3,246	152,951
Microchip Technology, Inc. (C)	722	58,027
Micron Technology, Inc. (A)	1,605	61,343
NVIDIA Corp.	3,837	551,569
Texas Instruments, Inc.	9,732	979,818

		3,072,661

Software - 4.3%
Adobe, Inc. (A)	1,691	419,064
Intuit, Inc.	370	79,853
Microsoft Corp.	33,024	3,448,696
Oracle Corp.	14,724	739,587
salesforce.com, Inc. (A)	5,599	850,880
Workday, Inc., Class A (A)	793	143,953

		5,682,033

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	943	150,125
AutoZone, Inc. (A)	606	513,488
Best Buy Co., Inc.	4,836	286,485
Home Depot, Inc.	5,991	1,099,528
Lowe’s Cos., Inc.	3,261	313,578
O’Reilly Automotive, Inc. (A)	782	269,524
Ross Stores, Inc.	6,964	641,524
TJX Cos., Inc.	790	39,287

		3,313,539

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	15,517	2,582,650
Hewlett Packard Enterprise Co.	20,765	323,726
HP, Inc.	11,577	255,041

		3,161,417

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	2,640	288,050

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.8%
Altria Group, Inc.	5,580	$ 275,373
Philip Morris International, Inc.	10,007	767,737

		1,043,110

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	2,016	84,551

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	3,739	260,309

Total Common Stocks (Cost $73,631,737)		78,062,474

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.12% (D)	3,392	87,989

Capital Markets - 0.0% (B)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (D)	1,536	40,335

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	6,637

Total Preferred Stocks (Cost $145,729)		134,961

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.71% (D), 07/18/2027 (E)	$ 250,000	248,395
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	60,731	59,893
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	59,544	58,422
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.99% (D), 10/18/2030 (E)	250,000	248,748
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	161,816	166,383
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	165,396	160,877
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	100,000	100,897
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	39,940	39,348
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	42,101	41,125

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	$ 100,000	$ 99,756
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	300,000	299,107
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.95% (D), 01/20/2031 (E)	200,000	199,101
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	195,000	194,945
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	190,000	190,340
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	155,884	153,286
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 4.05% (D), 07/20/2030 (E)	250,000	249,886
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	380,000	378,684
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	15,708	15,622
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	16,391	16,315
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	27,054	26,330
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	124,382	123,923
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	95,541	94,508
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	91,252	89,877
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	78,153	77,103
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	134,616	131,742
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	73,566	71,787
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	237,719	231,313
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	152,836	150,032
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	122,357	119,329
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	143,461

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	$ 43,213	$ 42,546
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	105,482	104,115

Total Asset-Backed Securities (Cost $4,359,833)		4,327,196

CORPORATE DEBT SECURITIES - 13.0%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.55%, 10/15/2022	181,000	177,789

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	56,733
5.10%, 01/15/2044	49,000	49,629

		106,362

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	117,100	110,366
3.70%, 04/01/2028	57,553	56,265
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	304,957	329,163
United Airlines Pass-Through Trust
3.75%, 03/03/2028	248,802	243,702

		739,496

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	102,118

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	105,000	93,755
General Motors Co.
4.88%, 10/02/2023	30,000	30,424
6.25%, 10/02/2043	20,000	19,428

		143,607

Banks - 2.1%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	275,000	270,894
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	34,000	32,804
Bank One Corp.
8.00%, 04/29/2027	65,000	82,148
Barclays Bank PLC
10.18%, 06/12/2021 (E)	147,000	166,443
CIT Group, Inc.
4.13%, 03/09/2021	10,000	10,025
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.73% (D), 07/24/2023	151,000	150,256
Fixed until 06/01/2023, 4.04% (D), 06/01/2024	108,000	110,298
4.50%, 01/14/2022	55,000	57,191
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	282,510
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (F), 11.00% (D), (E)	209,000	215,531

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
3.45%, 07/27/2026	$ 250,000	$ 235,165
Fifth Third Bancorp
3.95%, 03/14/2028	110,000	110,678
First Horizon National Corp.
3.50%, 12/15/2020	110,000	110,132
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	59,645
JPMorgan Chase & Co.
3.38%, 05/01/2023	130,000	129,860
4.85%, 02/01/2044	20,000	21,501
Fixed until 02/01/2024 (F), 6.75% (D),	13,000	14,012
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	199,145
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	67,862
6.40%, 10/21/2019	60,000	61,261
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	150,000	144,553
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	36,000	36,345
4.15%, 01/24/2029, MTN	76,000	78,049
Fixed until 06/15/2024 (F), 5.90% (D),	43,000	43,430

		2,689,738

Beverages - 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (E)	56,000	55,020
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	54,000	55,462
4.44%, 10/06/2048	124,000	109,826
Constellation Brands, Inc.
3.70%, 12/06/2026	52,000	50,433
4.40%, 11/15/2025	59,000	60,804
Pernod Ricard SA
5.75%, 04/07/2021 (E)	128,000	134,622

		466,167

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	113,000	106,683
Biogen, Inc.
4.05%, 09/15/2025	142,000	144,874
Gilead Sciences, Inc.
4.15%, 03/01/2047	31,000	29,408

		280,965

Building Products - 0.1%
Owens Corning
4.40%, 01/30/2048	121,000	92,452

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	87,000	87,688
7.30%, 06/28/2019	160,000	162,735
Charles Schwab Corp.
3.20%, 03/02/2027	75,000	73,244
3.85%, 05/21/2025	171,000	176,272
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	250,000	244,021
3.80%, 06/09/2023	80,000	79,446

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	$ 263,000	$ 275,799
6.75%, 10/01/2037	134,000	163,180
Lazard Group LLC
4.50%, 09/19/2028	118,000	119,472
Morgan Stanley
5.00%, 11/24/2025	80,000	84,532
5.75%, 01/25/2021	158,000	165,871
State Street Corp.
3-Month LIBOR + 1.00%, 3.79% (D), 06/01/2077	11,000	8,443
UBS AG
7.63%, 08/17/2022	250,000	274,062

		1,914,765

Chemicals - 0.0% (B)
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	60,011

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	140,000	139,610

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	90,505

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	58,000	57,034
3.17%, 04/09/2047 (E)	110,000	108,510
3.45%, 03/15/2048 (E)	78,000	77,523

		243,067

Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	200,000	175,898
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	202,466

		378,364

Consumer Finance - 0.3%
Ally Financial, Inc.
4.13%, 03/30/2020	120,000	120,150
American Express Co.
4.05%, 12/03/2042	50,000	49,250
BMW US Capital LLC
2.80%, 04/11/2026 (E)	82,000	76,823
Capital One Financial Corp.
3.30%, 10/30/2024	92,000	89,669
Discover Financial Services
3.75%, 03/04/2025	1,000	976

		336,868

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	44,000	45,921
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	34,654	34,784

		80,705

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	$ 15,000	$ 14,911

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	153,000	161,135
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	137,000	134,106
Kaupthing Bank
7.63%, 02/28/2020 (G) (H) (I) (N)	710,000	0

		295,241

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	103,000	102,191
3.40%, 05/15/2025	130,000	127,170
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	40,000	39,419
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	74,000	78,440
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	23,820
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	168,398
5.50%, 03/16/2047	187,000	209,247

		748,685

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	109,405
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	48,135
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	204,030
Duke Energy Progress LLC
3.60%, 09/15/2047	80,000	73,362
Entergy Arkansas LLC
3.70%, 06/01/2024	61,000	62,135
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	35,000
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	65,000	65,553
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,300
5.30%, 06/01/2042	25,000	29,037
PacifiCorp
3.60%, 04/01/2024 (C)	76,000	77,486
5.75%, 04/01/2037	25,000	29,665
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	137,671

		883,779

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.88%, 01/12/2028	130,000	119,244
Keysight Technologies, Inc.
4.55%, 10/30/2024	155,000	158,718

		277,962

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	100,000	99,509

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.65%, 12/01/2023	$ 33,000	$ 33,908
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	19,775

		153,192

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/15/2048 (E)	120,000	118,331
CBL & Associates, LP
5.25%, 12/01/2023 (C)	139,000	116,760
EPR Properties
4.75%, 12/15/2026	118,000	117,911
HCP, Inc.
3.40%, 02/01/2025	85,000	81,929
Hospitality Properties Trust
5.00%, 08/15/2022	174,000	177,473
Kilroy Realty, LP
4.25%, 08/15/2029	177,000	175,258
Realty Income Corp.
3.88%, 07/15/2024	118,000	118,812
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	59,998
4.63%, 11/01/2025	40,000	40,316

		1,006,788

Food & Staples Retailing - 0.2%
Sysco Corp.
3.25%, 07/15/2027	95,000	90,687
Walmart, Inc.
3.63%, 12/15/2047	135,000	129,632

		220,319

Food Products - 0.1%
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (E)	75,000	76,500

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	90,000	91,860
Becton Dickinson and Co.
3.70%, 06/06/2027	156,000	152,143

		244,003

Health Care Providers & Services - 0.3%
AmerisourceBergen Corp.
4.30%, 12/15/2047	56,000	48,597
Cigna Corp.
4.13%, 11/15/2025 (E)	66,000	67,338
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	68,685
CVS Health Corp.
2.13%, 06/01/2021	104,000	101,731
4.10%, 03/25/2025	40,000	40,725
5.05%, 03/25/2048	86,000	88,283
HCA Healthcare, Inc.
6.25%, 02/15/2021	50,000	52,125

		467,484

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	94,000	95,233

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (B)
General Electric Co.
6.88%, 01/10/2039, MTN	$ 20,000	$ 22,053

Insurance - 0.3%
Allstate Corp.
3.28%, 12/15/2026	90,000	89,294
Athene Global Funding
3.00%, 07/01/2022 (E)	93,000	91,109
CNA Financial Corp.
5.88%, 08/15/2020	90,000	93,384
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	63,640
Lincoln National Corp.
3.63%, 12/12/2026	84,000	81,998

		419,425

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	200,000	203,713

Internet & Direct Marketing Retail - 0.0% (B)
Booking Holdings, Inc.
3.60%, 06/01/2026	51,000	50,141

IT Services - 0.0% (B)
DXC Technology Co.
4.75%, 04/15/2027	65,000	64,163

Media - 0.2%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	102,250
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	137,907
4.45%, 01/15/2043	47,000	46,838

		286,995

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	188,828
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	43,031

		231,859

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,181
4.88%, 03/01/2044	33,000	34,571
Dominion Energy, Inc.
2.58%, 07/01/2020	79,000	78,307
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	10,000	9,779

		144,838

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	68,000	72,921
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	150,000	145,979
Energy Transfer Operating, LP
5.95%, 10/01/2043	35,000	34,944
Enterprise Products Operating LLC
4.25%, 02/15/2048	132,000	124,447
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,503

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
1.82%, 03/15/2019	$ 100,000	$ 99,952
3.04%, 03/01/2026	60,000	59,681
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	66,000	67,120
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,613
Petrobras Global Finance BV
6.25%, 03/17/2024	50,000	52,613
Petroleos Mexicanos
3.50%, 01/30/2023	140,000	128,757
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	100,000	101,074
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	52,000	51,033
Shell International Finance BV
2.50%, 09/12/2026	130,000	123,665
3.75%, 09/12/2046	39,000	37,643
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	37,676
4.63%, 03/01/2034	35,000	35,868
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	78,412
Williams Cos., Inc.
5.40%, 03/04/2044	35,000	35,860
7.88%, 09/01/2021	33,000	36,293

		1,423,054

Pharmaceuticals - 0.2%
AstraZeneca PLC
4.00%, 01/17/2029	32,000	32,346
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (E)	200,000	210,110

		242,456

Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,018
3.75%, 04/01/2024	12,000	12,280

		30,298

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	145,000	144,332
KLA-Tencor Corp.
4.13%, 11/01/2021	92,000	93,405
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	43,000	44,112
QUALCOMM, Inc.
3.25%, 05/20/2027 (C)	132,000	124,926

		406,775

Software - 0.0% (B)
Microsoft Corp.
3.30%, 02/06/2027	51,000	51,687

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	105,000	105,329
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	75,000	78,447
Western Digital Corp.
4.75%, 02/15/2026 (C)	120,000	111,600

		295,376

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	$ 105,000	$ 107,034

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	145,000	155,458

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	197,791
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	41,597
3.72%, 07/15/2043 (E)	105,000	104,673
Sprint Corp.
7.88%, 09/15/2023	42,000	44,625

		388,686

Total Corporate Debt Securities (Cost $17,384,765)		17,050,697

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	206,000

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	200,000	213,719

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	110,548

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	123,700

Total Foreign Government Obligations (Cost $660,391)		653,967

MORTGAGE-BACKED SECURITIES - 4.2%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	179,016	120,316
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	138,735
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	315,000	306,387
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	246,554
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	250,000	252,805
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	26,833	27,520
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	67,564
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	156,956
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	97,665	97,516

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	$ 88,903	$ 87,004
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,120
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	99,492
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	100,000	102,844
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	46,306
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	210,000	208,721
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	100,000	99,301
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	129,643
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	225,000	226,207
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.74%, 08/26/2036 (E)	17,376	17,396
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.45% (D), 12/27/2035 (E)	150,386	149,306
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.36%, 03/18/2035	74,607	75,778
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	100,000	99,090
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	283,080
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.31% (D), 10/25/2034	51,764	50,562
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81%, 08/25/2037	134,068	115,443
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 3.15% (D), 10/25/2028	28,230	27,844
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	360,000	352,116
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	146,014	141,940
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.91% (D), 08/15/2034 (E)	389,431	386,256
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	76,918	77,086

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	$ 35,006	$ 35,046
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	86,554	86,692
Series 2014-3A, Class AFX3,
3.75%, 11/25/2054 (E)	63,554	63,520
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	60,641	59,810
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	125,836	126,608
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	216,281	219,717
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	85,410	86,164
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	197,513
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	130,000	124,894
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.20% (D), 01/19/2034	67,297	65,468
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	226,913

Total Mortgage-Backed Securities (Cost $5,596,458)		5,503,233

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	20,624
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	76,948
7.60%, 11/01/2040	60,000	89,688
7.95%, 03/01/2036	110,000	115,789
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	10,333

		313,382

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	10,672

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	16,000	23,137

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	19,562

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	$ 15,000	$ 19,522
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	11,701
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	23,025

		73,810

Total Municipal Government Obligations (Cost $432,089)		421,001

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.4%
Federal Home Loan Mortgage Corp.
3.01%, 07/25/2025	388,000	388,396
12-Month LIBOR + 1.90%, 3.89% (D), 02/01/2041	8,984	9,369
5.50%, 06/01/2041	21,320	23,028
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	467,195	462,963
3.06% (D), 08/25/2024	405,000	407,739
3.49%, 01/25/2024	177,000	181,577
3.53% (D), 07/25/2023	157,000	161,179
Federal National Mortgage Association
2.50%, TBA (J)	348,000	342,477
3.00%, TBA (J)	3,017,000	2,981,258
3.33% (D), 10/25/2023	53,227	54,211
3.50%, 11/01/2028 - 01/01/2029	88,038	90,000
3.50%, TBA (J)	2,172,000	2,182,733
12-Month LIBOR + 1.82%, 3.84% (D), 03/01/2041	3,675	3,867
12-Month LIBOR + 1.75%, 3.87% (D), 03/01/2041	5,332	5,515
4.00%, 10/01/2025 - 06/01/2042	57,543	59,311
4.00%, TBA (J)	1,174,000	1,201,699
4.50%, 02/01/2025 - 06/01/2026	72,303	74,379
5.00%, 04/01/2039 - 11/01/2039	195,647	210,166
5.00%, TBA (J)	113,000	118,872
5.50%, 09/01/2036 - 12/01/2041	274,714	298,841
6.00%, 02/01/2038 - 06/01/2041	291,103	319,355
6.50%, 05/01/2040	39,537	44,635
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	182,691	8,819

Total U.S. Government Agency Obligations (Cost $9,652,112)		9,630,389

U.S. GOVERNMENT OBLIGATIONS - 10.4%
U.S. Treasury - 9.3%
U.S. Treasury Bonds
2.25%, 08/15/2046	371,000	318,190
2.50%, 02/15/2045 - 05/15/2046	514,000	466,868
2.75%, 08/15/2042 - 11/15/2047	1,013,500	970,756
2.88%, 08/15/2045	166,000	162,265
3.00%, 05/15/2042 - 08/15/2048	276,100	276,512
3.13%, 05/15/2048	17,000	17,374
3.50%, 02/15/2039	480,000	527,419
3.63%, 02/15/2044	1,276,300	1,418,887

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.50%, 02/15/2036	$ 337,000	$ 417,156
4.75%, 02/15/2037	781,000	1,000,046
5.25%, 02/15/2029	247,000	303,115
U.S. Treasury Notes
1.00%, 11/30/2019	625,400	617,485
1.13%, 06/30/2021 - 09/30/2021	255,000	246,896
1.50%, 08/15/2026	320,000	296,900
1.63%, 03/31/2019 - 05/15/2026	420,100	406,478
1.75%, 11/30/2021	163,000	159,925
1.88%, 11/30/2021	155,000	152,602
2.00%, 02/28/2021 - 02/15/2025	1,212,000	1,194,979
2.25%, 11/15/2027	215,300	209,144
2.50%, 12/31/2020 - 05/15/2024	1,298,400	1,300,437
2.63%, 12/15/2021	248,000	249,337
2.88%, 05/15/2028 - 08/15/2028	728,200	742,849
3.13%, 11/15/2028	730,500	761,147

		12,216,767

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	86,630	93,727
2.50%, 01/15/2029	320,161	371,857
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	931,210	928,552

		1,394,136

Total U.S. Government Obligations (Cost $13,698,681)		13,610,903

COMMERCIAL PAPER - 4.2%
Banks - 0.4%
Macquarie Bank, Ltd.
2.77% (K), 02/14/2019	225,000	224,780
2.78% (K), 02/12/2019	275,000	274,771

		499,551

Capital Markets - 0.7%
Cedar Springs Capital Co. LLC
2.88% (K), 03/05/2019	550,000	548,621
Intercontinental Exchange
2.63% (K), 04/18/2019	375,000	372,958

		921,579

Diversified Financial Services - 3.1%
Atlantic Asset Securitization LLC
2.92% (K), 03/27/2019	535,000	532,705
Barton Capital Corp.
2.89% (K), 03/11/2019	500,000	498,506
CAFCO LLC
2.74% (K), 04/24/2019	300,000	298,169
Cancara Asset Securitisation LLC
2.91% (K), 03/18/2019	540,000	538,076
Fairway Finance Corp.
2.83% (K), 04/01/2019	250,000	248,865
Gotham Funding Corp.
2.66% (K), 02/04/2019	350,000	349,924
Liberty Funding LLC
2.87% (K), 03/19/2019	550,000	548,025
Mont Blanc Capital Corp.
2.67% (K), 02/06/2019	250,000	249,909

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Sheffield Receivable
2.70% (K), 02/14/2019	$ 400,000	$ 399,617
Victory Receivables Corp.
2.80% (K), 02/20/2019	400,000	399,422

		4,063,218

Total Commercial Paper (Cost $5,484,348)		5,484,348

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
2.36% (K), 02/07/2019	100,000	99,961
2.37% (K), 04/04/2019	75,000	74,700
2.42% (K), 04/04/2019	1,207,000	1,202,071

Total Short-Term U.S. Government Obligations (Cost $1,376,732)		1,376,732

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (K)	906,695	906,695

Total Other Investment Company (Cost $906,695)		906,695

Total Investments (Cost $133,329,570)		137,162,596
Net Other Assets (Liabilities) - (4.9)%		(6,453,821)

Net Assets - 100.0%		$ 130,708,775

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	6	03/15/2019	$775,287	$811,350	$36,063	$—

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Common Stocks	$78,062,474	$—	$—	$78,062,474
Preferred Stocks	134,961	—	—	134,961
Asset-Backed Securities	—	4,327,196	—	4,327,196
Corporate Debt Securities	—	17,050,697	0	17,050,697
Foreign Government Obligations	—	653,967	—	653,967
Mortgage-Backed Securities	—	5,503,233	—	5,503,233
Municipal Government Obligations	—	421,001	—	421,001
U.S. Government Agency Obligations	—	9,630,389	—	9,630,389
U.S. Government Obligations	—	13,610,903	—	13,610,903
Commercial Paper	—	5,484,348	—	5,484,348
Short-Term U.S. Government Obligations	—	1,376,732	—	1,376,732
Other Investment Company	906,695	—	—	906,695

Total Investments	$79,104,130	$58,058,466	$0	$137,162,596

Other Financial Instruments
Futures Contracts (M)	$36,063	$—	$—	$36,063

Total Other Financial Instruments	$36,063	$—	$—	$36,063

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $887,866. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $12,306,175, representing 9.4% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(H)	Security deemed worthless.
(I)	Illiquid security. At January 31, 2019, the value of such securities amounted to $0, representing less than 0.1% of the Fund’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at January 31, 2019.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(N)	Security is Level 3 of the fair value hierarchy.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 921,694	$ 989,777
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	297,958	296,608
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.71% (B), 05/17/2031 (A)	2,500,000	2,463,870
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.98% (B), 07/18/2027 (A)	525,000	517,755
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	349,206	344,386
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,640,166	1,609,267
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 4.04% (B), 04/15/2027 (A)	2,810,000	2,771,731
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	32,155	32,174
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 2.79% (B), 09/25/2036	875,250	871,749
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 4.43% (B), 03/08/2029 (A)	530,000	530,550
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 2.84% (B), 01/25/2036	1,550,969	1,047,723
GSAMP Trust
Series 2006-HE1, Class A2D,
1-Month LIBOR + 0.31%, 2.82% (B), 01/25/2036	307,424	307,545
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	1,100,000	1,084,955
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	54,850	54,578
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	1,608,813	1,619,482
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 4.14% (B), 07/15/2026 (A)	2,650,000	2,627,700
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,791,725	1,884,985

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 2.86% (B), 12/25/2035	$ 1,408,212	$ 1,420,555
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 4.24% (B), 10/15/2026 (A)	2,000,000	1,978,370
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	1,350,000	1,342,675
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	212,500	211,117
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	325,000	322,977
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	2,400,000	2,394,153
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,603,191
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	4,850,000	4,794,487
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	2,900,000	2,891,369
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	4,200,000	4,203,359
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,598,816
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (A)	1,810,000	1,809,493
Series 2018-T1, Class DT1,
4.24%, 08/15/2049 (A)	3,175,000	3,174,111
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	785,000	786,405
Series 2018-T2, Class BT2,
3.94%, 08/15/2050 (A)	200,000	200,352
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	347,385	342,190
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	897,515	882,555
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,745,531	1,742,635
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,233,762
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	2,731,138	2,752,894
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,219,565	1,231,516
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	786,387	786,184
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 2.67% (B), 11/25/2036	1,405,970	1,365,890
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,231,686	1,253,429
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,519,903	4,707,673

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Spirit Master Funding LLC (continued)
Series 2014-4A, Class A1,
3.50%, 01/20/2045 (A)	$ 1,250,685	$ 1,243,938
Series 2017-1A, Class A,
4.36%, 12/20/2047 (A)	1,737,588	1,760,551
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	1,360,341	1,352,383
SPS Servicer Advance Receivables Trust
Series 2018-T1, Class AT1,
3.62%, 10/17/2050 (A)	3,450,000	3,462,693
Series 2018-T1, Class CT1,
4.16%, 10/17/2050 (A)	1,000,000	998,427
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	3,763,094	3,736,974
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	613,182	643,995
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 4.06% (B), 07/20/2027 (A)	1,440,000	1,413,704
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 4.11% (B), 04/20/2028 (A)	1,250,000	1,226,311
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	394,531	384,049
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	993,595	972,381
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,583,869	1,545,582
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,459,164	2,392,889
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,801,726	1,777,516
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	2,907,373	2,919,391
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	2,445,746	2,412,396
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	1,300,000	1,292,082
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	3,090,000	3,101,498
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1-Month LIBOR + 0.43%, 2.94% (B), 03/25/2037 (A)	46,492	47,103
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	921,327	908,472
Wellfleet CLO, Ltd.
Series 2016-1A, Class CR,
3-Month LIBOR + 2.00%, 4.76% (B), 04/20/2028 (A)	2,450,000	2,412,420

Total Asset-Backed Securities (Cost $100,310,524)		102,089,748

	Principal	Value
CORPORATE DEBT SECURITIES - 48.2%
Aerospace & Defense - 0.2%
Bombardier, Inc.
7.50%, 03/15/2025 (A)	$ 430,000	$ 414,413
Embraer Netherlands Finance BV
5.40%, 02/01/2027	690,000	727,950
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	713,978

		1,856,341

Airlines - 1.4%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	654,223	686,934
American Airlines Pass-Through Trust
3.70%, 04/01/2028	661,084	646,289
4.00%, 01/15/2027	2,171,868	2,154,493
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	154,639	159,263
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,205,239	1,219,461
6.82%, 02/10/2024	1,442,664	1,557,175
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	792,933	812,201
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,712,589	1,677,480
4.30%, 02/15/2027	927,675	945,304
US Airways Pass-Through Trust
3.95%, 05/15/2027	316,073	315,183
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	253,908	257,361

		10,431,144

Auto Components - 0.2%
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022 (C), 3.75% (B) (D)	1,600,000	1,491,291

Automobiles - 0.4%
Ford Motor Co.
4.35%, 12/08/2026	1,281,000	1,143,812
General Motors Co.
4.88%, 10/02/2023	1,780,000	1,805,135

		2,948,947

Banks - 7.6%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	601,000	592,027
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	3,234,000	3,120,256
5.88%, 02/07/2042, MTN	567,000	689,149
Fixed until 03/10/2026 (C), 6.30% (B)	505,000	543,728
Bank One Corp.
8.00%, 04/29/2027	825,000	1,042,653
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,164,000	2,450,221
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	4,600,000	4,765,600
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (B)	1,385,000	1,404,044
CIT Group, Inc.
4.13%, 03/09/2021	130,000	130,325
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.73% (B), 07/24/2023	1,010,000	1,005,026

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	$ 3,017,000	$ 3,007,800
Fixed until 01/30/2023 (C), 5.95% (B) (E)	4,535,000	4,523,663
Commerzbank AG
8.13%, 09/19/2023 (A)	3,435,000	3,805,580
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (C), 11.00% (A) (B)	1,071,000	1,104,469
Credit Agricole SA
3.25%, 10/04/2024 (A)	2,143,000	2,051,456
Discover Bank
3.45%, 07/27/2026	1,420,000	1,335,738
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,321,579
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.64% (B), 05/18/2024	1,536,000	1,522,775
Fixed until 09/17/2024 (C), 6.38% (B)	2,805,000	2,755,913
ING Bank NV
5.80%, 09/25/2023 (A)	724,000	766,692
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	284,000	264,773
3.88%, 07/14/2027 (A)	448,000	388,770
5.02%, 06/26/2024 (A)	595,000	545,983
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	2,980,000	3,029,819
8.75%, 09/01/2030	195,000	263,756
Lloyds Banking Group PLC
Fixed until 09/27/2025 (C), 7.50% (B)	2,086,000	2,112,075
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 4.37% (B), 06/25/2024	1,221,000	1,192,464
Santander UK Group Holdings PLC
Fixed until 11/15/2023, 4.80% (B), 11/15/2024	1,737,000	1,760,866
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	2,155,000	2,156,780
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031 (E)	1,115,000	1,074,509
UniCredit SpA
6.57%, 01/14/2022 (A)	1,409,000	1,439,397
Wells Fargo & Co.
3-Month LIBOR + 3.77%, 6.56% (B), 03/15/2019 (C)	3,205,000	3,221,025
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	535,329

		55,924,240

Beverages - 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (A)	1,840,000	1,807,806
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	1,463,000	1,502,595
Constellation Brands, Inc.
2.65%, 11/07/2022	1,836,000	1,775,612
3.70%, 12/06/2026	1,624,000	1,575,066
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	2,260,000	2,237,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Pernod Ricard SA
4.45%, 01/15/2022 (A)	$ 2,728,000	$ 2,799,187
5.75%, 04/07/2021 (A)	777,000	817,196

		12,514,862

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	1,656,000	1,563,419
Biogen, Inc.
4.05%, 09/15/2025	1,094,000	1,116,142

		2,679,561

Building Products - 1.2%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,900,000	2,842,000
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	2,958,000	2,821,193
Owens Corning
4.20%, 12/15/2022	3,242,000	3,232,254

		8,895,447

Capital Markets - 3.3%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	1,180,000	1,200,172
Charles Schwab Corp.
3.20%, 03/02/2027	2,314,000	2,259,821
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 4.02% (B), 06/12/2024 (A)	1,158,000	1,145,276
Fixed until 09/12/2025 (C), 7.25% (A) (B)	1,563,000	1,547,370
Fixed until 07/17/2023 (C), 7.50% (A) (B)	1,848,000	1,884,960
Deutsche Bank AG
3-Month LIBOR + 1.31%, 3.95% (B), 08/20/2020	945,000	928,561
4.25%, 02/04/2021	1,862,000	1,847,296
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	2,315,000	2,427,657
Fixed until 05/10/2020 (C), 5.38% (B)	2,768,000	2,774,920
Lazard Group LLC
4.50%, 09/19/2028	1,302,000	1,318,238
Morgan Stanley
Fixed until 07/15/2019 (C), 5.45% (B)	2,425,000	2,428,031
5.75%, 01/25/2021	594,000	623,591
UBS AG
7.63%, 08/17/2022	1,105,000	1,211,356
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	1,323,000	1,287,229
Fixed until 08/10/2021 (C), 7.13% (B) (D)	1,055,000	1,096,989

		23,981,467

Chemicals - 0.7%
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	717,000	713,162
Mosaic Co.
4.05%, 11/15/2027	800,000	776,843
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,000,000	1,900,000
Syngenta Finance NV
3.93%, 04/23/2021 (A)	1,505,000	1,493,892

		4,883,897

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
Steelcase, Inc.
6.38%, 02/15/2021	$ 1,480,000	$ 1,565,395

Communications Equipment - 0.3%
IHS Netherlands Holdco BV
9.50%, 10/27/2021 (A)	800,000	823,730
Nokia OYJ
3.38%, 06/12/2022	1,300,000	1,278,875

		2,102,605

Construction & Engineering - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	883,575
SBA Tower Trust
2.88%, 07/15/2046 (A)	1,005,000	988,263
3.17%, 04/09/2047 (A)	880,000	868,078
3.45%, 03/15/2048 (A)	995,000	988,912

		3,728,828

Construction Materials - 0.7%
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (A)	3,246,000	3,001,298
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,805,000	1,827,258

		4,828,556

Consumer Finance - 1.3%
Ally Financial, Inc.
8.00%, 03/15/2020	500,000	523,125
Altice Financing SA
7.50%, 05/15/2026 (A)	500,000	473,750
American Express Co.
3.00%, 10/30/2024	333,000	323,532
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,620,000	1,517,718
Capital One Financial Corp.
3.30%, 10/30/2024	1,625,000	1,583,821
Navient Corp.
5.00%, 10/26/2020	2,050,000	2,057,688
Springleaf Finance Corp.
7.13%, 03/15/2026	1,000,000	952,500
8.25%, 12/15/2020	1,980,000	2,113,650

		9,545,784

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	485,000	480,053
6.00%, 02/15/2025 (A)	335,000	325,788
BWAY Holding Co.
5.50%, 04/15/2024 (A)	3,750,000	3,663,300
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,878,250	2,889,187

		7,358,328

Diversified Financial Services - 0.9%
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	3,610,000	3,801,939

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	$ 1,204,000	$ 1,178,572
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,473,511

		6,454,022

Diversified Telecommunication Services - 2.9%
AT&T, Inc.
3.40%, 05/15/2025	2,857,000	2,794,799
CenturyLink, Inc.
5.80%, 03/15/2022	2,035,000	2,039,335
6.45%, 06/15/2021	2,705,000	2,753,149
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	588,612
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	4,855,000	5,146,300
Verizon Communications, Inc.
4.13%, 03/16/2027	2,134,000	2,189,067
5.15%, 09/15/2023	1,000,000	1,086,440
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	1,690,000	1,665,292
6.00%, 10/15/2024 (A)	3,000,000	3,038,400

		21,301,394

Electric Utilities - 0.6%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	2,009,000	1,898,510
EDP Finance BV
3.63%, 07/15/2024 (A)	2,532,000	2,420,088

		4,318,598

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,180,000	1,163,721
Keysight Technologies, Inc.
4.55%, 10/30/2024	2,150,000	2,201,568

		3,365,289

Energy Equipment & Services - 0.5%
Noble Holding International, Ltd.
6.05%, 03/01/2041 (E)	1,736,000	1,076,320
NuStar Logistics, LP
4.80%, 09/01/2020	1,250,000	1,254,688
5.63%, 04/28/2027	1,000,000	970,000
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	731,000	727,413

		4,028,421

Equity Real Estate Investment Trusts - 1.7%
CBL & Associates, LP
5.25%, 12/01/2023 (E)	997,000	837,480
HCP, Inc.
3.88%, 08/15/2024	2,877,000	2,860,018
Hospitality Properties Trust
4.65%, 03/15/2024	1,863,000	1,854,975
iStar, Inc.
5.00%, 07/01/2019	730,000	730,912
5.25%, 09/15/2022	946,000	931,337
Kilroy Realty, LP
3.45%, 12/15/2024	560,000	541,529
4.38%, 10/01/2025	438,000	442,510
Office Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,180,966

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	$ 540,000	$ 543,563
4.63%, 11/01/2025	1,709,000	1,722,496

		12,645,786

Food Products - 0.6%
Bunge, Ltd. Finance Corp.
4.35%, 03/15/2024	3,854,000	3,793,116
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (A)	405,000	413,101

		4,206,217

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories
3.75%, 11/30/2026	994,000	1,014,542
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 3.68% (B), 12/29/2020	873,000	869,151
3.70%, 06/06/2027	1,361,000	1,327,354
Stryker Corp.
4.63%, 03/15/2046	619,000	638,594

		3,849,641

Health Care Providers & Services - 1.0%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	1,045,000	594,030
8.13%, 06/30/2024 (A) (E)	116,000	91,930
Cigna Corp.
4.13%, 11/15/2025 (A)	727,000	741,733
CVS Health Corp.
4.30%, 03/25/2028	1,512,000	1,533,022
Express Scripts Holding Co.
4.50%, 02/25/2026	451,000	465,798
HCA Healthcare, Inc.
6.25%, 02/15/2021	3,750,000	3,909,375

		7,335,888

Hotels, Restaurants & Leisure - 1.5%
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	2,905,914
MGM Resorts International
5.75%, 06/15/2025	2,900,000	2,914,500
6.63%, 12/15/2021	500,000	528,100
Scientific Games International, Inc.
10.00%, 12/01/2022	2,225,000	2,339,031
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	2,475,000	2,419,312

		11,106,857

Household Durables - 0.5%
Beazer Homes USA, Inc.
8.75%, 03/15/2022	650,000	679,575
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,469,975
KB Home
7.63%, 05/15/2023	795,000	835,744

		3,985,294

Independent Power & Renewable Electricity Producers - 0.7%
Calpine Corp.
5.88%, 01/15/2024 (A)	1,850,000	1,850,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
NRG Energy, Inc.
7.25%, 05/15/2026	$ 1,616,000	$ 1,746,573
Vistra Energy Corp.
7.63%, 11/01/2024	1,495,000	1,588,437

		5,185,010

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (C), 5.00% (B)	1,042,000	911,750

Insurance - 1.8%
American International Group, Inc.
Fixed until 04/01/2028, 5.75% (B), 04/01/2048	3,505,000	3,277,175
Athene Global Funding
3.00%, 07/01/2022 (A)	1,748,000	1,712,462
CNA Financial Corp.
5.88%, 08/15/2020	2,780,000	2,884,529
Lincoln National Corp.
3.63%, 12/12/2026	692,000	675,503
MetLife Capital Trust IV
7.88%, 12/15/2067 (A)	1,281,000	1,528,944
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	3,361,000	3,095,481

		13,174,094

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,186,000	1,208,020

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	600,000	592,271

Leisure Products - 0.1%
Mattel, Inc.
4.35%, 10/01/2020	960,000	943,200

Media - 3.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	2,629,000	2,702,728
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	3,760,000	3,753,707
Comcast Corp.
4.15%, 10/15/2028	2,207,000	2,285,220
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,092,500
6.75%, 11/15/2021	1,315,000	1,381,144
10.13%, 01/15/2023 (A)	1,880,000	2,030,024
DISH DBS Corp.
5.88%, 07/15/2022	3,615,000	3,434,250
6.75%, 06/01/2021	900,000	916,659
Time Warner Cable LLC
5.00%, 02/01/2020	914,000	927,478
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,250,000	2,103,750
6.75%, 09/15/2022 (A)	646,000	648,422

		22,275,882

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.3%
ArcelorMittal
6.75%, 03/01/2041	$ 1,195,000	$ 1,278,936
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A) (E)	985,000	982,537

		2,261,473

Multi-Utilities - 0.6%
Black Hills Corp.
4.25%, 11/30/2023	730,000	748,110
5.88%, 07/15/2020	700,000	723,548
Dominion Energy, Inc.
2.58%, 07/01/2020	2,460,000	2,438,422
2.96%, 07/01/2019 (F)	805,000	804,618

		4,714,698

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	2,858,000	3,064,838
Chesapeake Energy Corp.
8.00%, 06/15/2027 (E)	1,630,000	1,560,725
Energy Transfer Operating, LP
6.00%, 06/15/2048	2,388,000	2,449,922
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	900,638
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,348,434
Exxon Mobil Corp.
3.04%, 03/01/2026	1,627,000	1,618,340
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,066,500
ONEOK Partners, LP
4.90%, 03/15/2025	3,532,000	3,672,376
Petrobras Global Finance BV
6.13%, 01/17/2022	23,000	24,183
6.25%, 03/17/2024	1,750,000	1,841,438
Petroleos Mexicanos
3.50%, 01/30/2023	1,960,000	1,802,592
6.50%, 01/23/2029	1,832,000	1,726,202
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,142,505
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,472,166
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	2,072,000	2,207,750
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025 (E)	1,000,000	982,500
Western Gas Partners, LP
4.50%, 03/01/2028	1,792,000	1,729,049
YPF SA
8.50%, 07/28/2025 (A)	3,492,000	3,418,668

		33,028,826

Paper & Forest Products - 0.1%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	675,000	653,063

Pharmaceuticals - 1.2%
Allergan Finance LLC
3.25%, 10/01/2022	958,000	947,934
AstraZeneca PLC
4.00%, 01/17/2029	1,104,000	1,115,937

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (A)	$ 1,689,000	$ 1,653,109
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	880,000	863,269
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	778,000	766,286
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	691,000	642,410
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (A)	2,818,000	2,960,453

		8,949,398

Real Estate Management & Development - 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A) (E)	2,000,000	1,999,240

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,636,000	1,660,984
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (A)	525,000	538,577
QUALCOMM, Inc.
3.25%, 05/20/2027	2,061,000	1,950,554

		4,150,115

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.85%, 02/23/2023	2,236,000	2,242,993
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	1,756,000	1,836,710
Western Digital Corp.
4.75%, 02/15/2026 (E)	2,235,000	2,078,550

		6,158,253

Tobacco - 0.2%
Reynolds American, Inc.
7.25%, 06/15/2037	340,000	369,192
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,020,000	1,039,755

		1,408,947

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
8.25%, 12/15/2020	1,257,000	1,347,657

Wireless Telecommunication Services - 1.1%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	1,580,000	1,564,832
3.72%, 07/15/2043 (A)	160,000	159,502
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,572,500
7.88%, 09/15/2023	3,250,000	3,453,125

		7,749,959

Total Corporate Debt Securities (Cost $355,544,589)		354,045,956

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Argentina - 0.3%
Argentina Republic Government International Bond
7.50%, 04/22/2026	2,801,000	2,483,115

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Costa Rica - 0.2%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	$ 1,850,000	$ 1,651,310

Dominican Republic - 0.2%
Dominican Republic International Bond
5.50%, 01/27/2025 (D)	1,122,000	1,138,830

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	780,000	808,774

Mongolia - 0.1%
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	470,000	460,562

Oman - 0.2%
Oman Government International Bond
5.63%, 01/17/2028 (A)	1,625,000	1,478,048

Qatar - 0.0% (G)
Qatar Government International Bond
3.88%, 04/23/2023 (A)	357,000	363,694

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (A)	560,000	544,320

Total Foreign Government Obligations (Cost $9,439,351)		8,928,653

LOAN ASSIGNMENTS - 1.1%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 6.03% (B), 11/14/2022	3,884,476	3,788,984

Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B6,
3-Month LIBOR + 3.00%, 5.69% (B), 06/22/2023	904,767	889,741
Term Loan B7,
1-Month LIBOR + 3.00%, 5.50%, 11/17/2025	207,837	202,728
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 7.05% (B), 07/29/2023	1,263,602	1,114,076

		2,206,545

Media - 0.3%
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.88% (B), 03/01/2025	2,037,237	1,950,654

Total Loan Assignments (Cost $8,205,886)		7,946,183

MORTGAGE-BACKED SECURITIES - 14.1%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,000,000	1,942,261

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.72% (B), 05/25/2035	$ 880,758	$ 826,231
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 2.73% (B), 05/25/2035	1,681,323	1,527,902
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 2.83% (B), 03/25/2036	1,763,759	1,593,040
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 2.64% (B), 03/25/2047	636,164	578,246
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	1,601,678	1,600,667
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.61% (B), 04/15/2035 (A)	3,988,000	3,965,504
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 2.69% (B), 04/25/2037	371,140	294,937
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,280,884
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.71% (B), 08/15/2036 (A)	2,130,000	2,096,615
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.21% (B), 08/15/2036 (A)	2,130,000	2,099,287
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 5.01% (B), 08/15/2036 (A)	1,890,000	1,867,182
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.63% (B), 03/15/2037 (A)	3,265,000	3,230,148
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.95% (B), 03/15/2037 (A)	2,570,000	2,534,042
BHMS
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 4.41% (B), 07/15/2035 (A)	1,965,000	1,961,907
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2034 (A)	5,353,282	5,326,414
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2034 (A)	3,982,250	3,954,765
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.51% (B), 11/15/2034 (A)	1,825,000	1,805,188
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	2,200,000	2,201,283

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 4.26% (B), 07/15/2030 (A)	$ 2,200,000	$ 2,198,564
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.78% (B), 04/25/2035	255,807	255,175
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 2.76% (B), 02/25/2036	377,851	354,355
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.76% (B), 11/15/2036 (A)	5,750,000	5,739,145
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	213,086	212,761
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	128,887	131,486
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.62% (B), 06/11/2032 (A)	1,725,000	1,707,663
Series 2017-IKPR, Class D,
1-Month LIBOR + 2.05%, 4.57% (B), 06/11/2032 (A)	2,081,000	2,077,061
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 4.66% (B), 08/13/2027 (A)	2,755,000	2,760,114
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,120,418
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.66% (B), 12/27/2036 (A)	930,051	880,395
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 06/15/2035 (A)	934,916	924,948
GS Mortgage Securities Corp. II
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	1,860,000	1,876,616
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class D,
1-Month LIBOR + 2.00%, 4.51% (B), 11/15/2035 (A)	4,950,000	4,931,327
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,986,530
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 2.64% (B), 05/25/2037	237,875	148,390
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81% (B), 08/25/2037	945,966	814,547

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 3.76% (B), 01/15/2033 (A)	$ 3,835,000	$ 3,810,876
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.23% (B), 02/26/2036 (A)	113,753	113,615
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	1,964,099
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
4.24% (B), 03/25/2036	1,487,520	1,199,705
Monarch Beach Resort Trust
Series 2018-MBR, Class D,
1-Month LIBOR + 1.70%, 4.21% (B), 07/15/2035 (A)	2,225,000	2,205,473
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2035 (A)	2,015,000	1,987,215
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
4.31% (B), 11/21/2035 (A)	1,067,964	1,074,887
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 08/15/2034 (A)	1,032,227	1,023,811
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.69% (B), 10/15/2037 (A)	900,000	885,337
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 4.16% (B), 10/15/2037 (A)	1,110,000	1,091,917
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	972,202	972,937
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,150,137	1,157,198
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,119,121	2,138,351
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,538,388	1,562,824
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	1,107,824	1,129,262
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 2.78% (B), 02/25/2046	4,127,551	2,982,359
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 2.73% (B), 02/25/2046	103,831	41,319
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 2.72% (B), 06/25/2037	283,956	245,962
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,265,116	2,314,839

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RETL Trust
Series 2018-RVP, Class B,
1-Month LIBOR + 1.75%, 4.26% (B), 03/15/2033 (A)	$ 1,912,500	$ 1,896,865
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.75% (B), 08/20/2030 (A)	978,255	969,040
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.86% (B), 11/11/2034 (A)	1,461,265	1,452,078
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 5.01% (B), 06/15/2029 (A)	1,060,000	1,060,972
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 1A2,
4.74% (B), 11/25/2033	71,019	72,091

Total Mortgage-Backed Securities (Cost $102,060,016)		103,159,030

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.7%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	559,624
7.95%, 03/01/2036	4,345,000	4,573,677

Total Municipal Government Obligations (Cost $5,143,901)		5,133,301

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	976,854	201,039
Federal National Mortgage Association
3.50%, TBA (H)	28,444,000	28,584,554

Total U.S. Government Agency Obligations (Cost $29,657,150)		28,785,593

U.S. GOVERNMENT OBLIGATIONS - 12.6%
U.S. Treasury - 11.6%
U.S. Treasury Bonds
2.25%, 08/15/2046	8,431,000	7,230,900
2.50%, 05/15/2046	5,984,000	5,416,689
2.75%, 08/15/2042 - 11/15/2047	16,149,000	15,398,663
3.00%, 08/15/2048	5,156,000	5,142,909
3.13%, 05/15/2048	3,531,000	3,608,654
3.50%, 02/15/2039	4,991,000	5,484,056
4.50%, 02/15/2036	4,373,000	5,413,125
6.25%, 05/15/2030	5,225,000	7,032,523
U.S. Treasury Notes
2.00%, 02/28/2021	2,923,000	2,895,140
2.25%, 11/15/2027	2,741,800	2,663,402
2.50%, 12/31/2020 - 01/15/2022	2,858,500	2,861,408
2.63%, 08/15/2020	4,212,000	4,219,733

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
2.88%, 10/31/2020	$ 10,616,000	$ 10,684,838
3.13%, 11/15/2028	7,039,900	7,335,246

		85,387,286

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	6,290,624	7,306,379

Total U.S. Government Obligations (Cost $91,156,109)		92,693,665

	Shares	Value

PREFERRED STOCKS - 0.9%
Banks - 0.4%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B) (I) (J)	14,300	1,472,900
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.40% (B)	44,000	1,148,840

		2,621,740

Diversified Telecommunication Services - 0.5%
Centaur Funding Corp.,
Series B, 9.08% (A) (I) (K) (L)	3,533	3,744,980

Total Preferred Stocks (Cost $6,800,725)		6,366,720

	Principal	Value

COMMERCIAL PAPER - 1.8%
Banks - 0.2%
Concord Minutemen Capital Co.
2.78% (M), 04/24/2019	$ 1,300,000	1,291,946
Macquarie Bank, Ltd.
2.77% (M), 02/14/2019	300,000	299,706
2.78% (M), 02/12/2019	400,000	399,668

		1,991,320

Capital Markets - 0.1%
Cedar Springs Capital Co. LLC
2.88% (M), 03/05/2019	500,000	498,746

Diversified Financial Services - 1.5%
Atlantic Asset Securitization LLC
2.92% (M), 03/27/2019	800,000	796,568
Intercontinental Exchange
2.63% (M), 04/17/2019	3,000,000	2,983,875
Sheffield Receivable
2.67% (M), 05/01/2019	7,100,000	7,054,012

		10,834,455

Total Commercial Paper (Cost $13,324,521)		13,324,521

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
2.36% (M), 02/07/2019	2,800,000	2,798,922
2.42% (M), 04/04/2019	12,578,000	12,526,628

Total Short-Term U.S. Government Obligations (Cost $15,325,550)		15,325,550

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (M)	9,435,243	$ 9,435,243

Total Other Investment Company (Cost $9,435,243)		9,435,243

	Principal	Value

REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.45% (M), dated 01/31/2019, to be repurchased at $27,354,264 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $27,902,979.	$ 27,353,162	27,353,162

Total Repurchase Agreement (Cost $27,353,162)		27,353,162

Total Investments (Cost $773,756,727)		774,587,325
Net Other Assets (Liabilities) - (5.5)%		(40,725,099)

Net Assets - 100.0%		$ 733,862,226

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$102,089,748	$—	$102,089,748
Corporate Debt Securities	—	354,045,956	—	354,045,956
Foreign Government Obligations	—	8,928,653	—	8,928,653
Loan Assignments	—	7,946,183	—	7,946,183
Mortgage-Backed Securities	—	103,159,030	—	103,159,030
Municipal Government Obligations	—	5,133,301	—	5,133,301
U.S. Government Agency Obligations	—	28,785,593	—	28,785,593
U.S. Government Obligations	—	92,693,665	—	92,693,665
Preferred Stocks	1,148,840	1,472,900	3,744,980	6,366,720
Commercial Paper	—	13,324,521	—	13,324,521
Short-Term U.S. Government Obligations	—	15,325,550	—	15,325,550
Other Investment Company	9,435,243	—	—	9,435,243
Repurchase Agreement	—	27,353,162	—	27,353,162

Total Investments	$10,584,083	$760,258,262	$3,744,980	$774,587,325

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (J) (L)	$—	$—	$3,744,980	$1,472,900

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $307,586,396, representing 41.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $3,727,110, representing 0.5% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,241,765. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2019; the maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the total value of securities is $5,217,880, representing 0.7% of the Fund’s net assets.
(J)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(M)	Rates disclosed reflect the yields at January 31, 2019.
(N)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 91.2%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (A)	94,774	$ 7,916,472
Bluebird Bio, Inc. (A)	14,052	1,874,958
Editas Medicine, Inc. (A) (B)	84,874	1,844,312
Intellia Therapeutics, Inc. (A)	112,584	1,591,938
Intrexon Corp. (A) (B)	186,265	1,426,790
Moderna, Inc. (A) (B)	242,696	4,028,754

		18,683,224

Entertainment - 9.5%
Activision Blizzard, Inc.	433,878	20,496,397
Netflix, Inc. (A)	158,357	53,762,201
Spotify Technology SA (A)	541,940	73,405,773

		147,664,371

Health Care Equipment & Supplies - 9.2%
DexCom, Inc. (A)	366,302	51,659,571
Intuitive Surgical, Inc. (A)	143,359	75,068,507
LivaNova PLC (A)	167,800	15,491,296

		142,219,374

Health Care Providers & Services - 1.2%
HealthEquity, Inc. (A)	304,627	18,990,447

Health Care Technology - 9.0%
athenahealth, Inc. (A)	307,612	41,447,641
Veeva Systems, Inc., Class A (A)	901,322	98,298,177

		139,745,818

Interactive Media & Services - 13.6%
Alphabet, Inc., Class C (A)	34,182	38,159,759
Facebook, Inc., Class A (A)	253,870	42,317,590
IAC/InterActiveCorp (A)	267,091	56,430,987
Twitter, Inc. (A)	2,218,332	74,447,222

		211,355,558

Internet & Direct Marketing Retail - 12.2%
Amazon.com, Inc. (A)	74,157	127,455,861
Farfetch, Ltd., Class A (A)	696,651	14,037,518
GrubHub, Inc. (A)	279,461	22,468,664
MercadoLibre, Inc.	70,871	25,797,044

		189,759,087

IT Services - 13.7%
Adyen NV (A) (C)	29,305	21,725,471
MongoDB, Inc. (A) (B)	246,659	22,781,425
Okta, Inc. (A)	281,431	23,198,357
Shopify, Inc., Class A (A) (B)	323,184	54,446,808
Square, Inc., Class A (A)	735,577	52,483,419
Twilio, Inc., Class A (A) (B)	336,840	37,497,029

		212,132,509

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	259,777	72,683,007

Pharmaceuticals - 0.1%
Nektar Therapeutics (A)	29,309	1,240,943

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	160,382	23,054,913

	Shares	Value
COMMON STOCKS (continued)
Software - 15.3%
Autodesk, Inc. (A)	157,923	$ 23,246,265
Coupa Software, Inc. (A)	36,804	3,200,476
salesforce.com, Inc. (A)	352,673	53,595,716
ServiceNow, Inc. (A)	364,170	80,124,683
Workday, Inc., Class A (A)	428,675	77,817,373

		237,984,513

Total Common Stocks (Cost $1,072,439,445)		1,415,513,764

OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	64,492,251	64,492,251

Total Other Investment Company (Cost $64,492,251)		64,492,251

	Principal	Value
REPURCHASE AGREEMENT - 8.5%
Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $132,254,645 on 02/01/2019. Collateralized by U.S. Government Obligations, 1.50% -2.50%, due 03/31/2023 and with a total value of $134,898,040.	$ 132,249,318	132,249,318

Total Repurchase Agreement (Cost $132,249,318)		132,249,318

Total Investments Excluding Purchased Options (Cost $1,269,181,014)		1,612,255,333
Total Purchased Options - 0.1% (Cost $4,134,142)		1,432,713

Total Investments (Cost $1,273,315,156)		1,613,688,046
Net Other Assets (Liabilities) - (4.0)%		(62,448,124)

Net Assets - 100.0%		$ 1,551,239,922

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH (E)	BNP	USD	1.00	01/17/2020	USD	277,077,459	$1,418,397	$1,025,355
Put - USD vs. CNH (E)	RBS	USD	7.78	07/03/2019	USD	257,928,035	1,256,733	128,706
Put - USD vs. CNH (E)	RBS	USD	8.00	10/21/2019	USD	248,131,293	1,459,012	278,652

Total							$4,134,142	$1,432,713

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,393,788,293	$21,725,471	$—	$1,415,513,764
Other Investment Company	64,492,251	—	—	64,492,251
Repurchase Agreement	—	132,249,318	—	132,249,318
Over-the-Counter Foreign Exchange Options Purchased	—	1,432,713	—	1,432,713

Total Investments	$1,458,280,544	$155,407,502	$—	$1,613,688,046

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $63,119,398. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $21,725,471, representing 1.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2019.
(E)	Illiquid security. At January 31, 2019, the value of such securities amounted to $1,432,713, representing 0.1% of the Fund’s net assets.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Biotechnology - 4.0%
BioMarin Pharmaceutical, Inc. (A)	71,456	$ 7,014,835

Capital Markets - 4.1%
Charles Schwab Corp.	151,768	7,098,189

Chemicals - 5.2%
Albemarle Corp.	46,328	3,740,059
Sherwin-Williams Co.	12,861	5,421,169

		9,161,228

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	59,538	5,234,581

Equity Real Estate Investment Trusts - 4.2%
American Tower Corp.	42,955	7,424,342

Health Care Equipment & Supplies - 8.8%
Cooper Cos., Inc.	27,178	7,576,139
Danaher Corp.	69,962	7,760,185

		15,336,324

Health Care Providers & Services - 3.7%
Centene Corp. (A)	49,436	6,454,858

Health Care Technology - 2.8%
Cerner Corp. (A)	89,947	4,938,990

Industrial Conglomerates - 3.5%
Roper Technologies, Inc.	21,368	6,052,700

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A (A)	5,303	5,970,595
Facebook, Inc., Class A (A)	27,958	4,660,319

		10,630,914

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (A)	2,937	5,047,910

IT Services - 11.2%
Accenture PLC, Class A	32,638	5,011,565
Fiserv, Inc. (A)	92,669	7,685,040
Visa, Inc., Class A	51,023	6,888,615

		19,585,220

Life Sciences Tools & Services - 3.4%
Lonza Group AG, ADR (B)	227,939	6,013,031

Oil, Gas & Consumable Fuels - 2.1%
EOG Resources, Inc.	36,642	3,634,886

Pharmaceuticals - 3.1%
Roche Holding AG, ADR	160,866	5,356,838

Professional Services - 4.2%
Verisk Analytics, Inc. (A)	62,374	7,323,331

Software - 13.2%
Adobe, Inc. (A)	25,096	6,219,291
Check Point Software Technologies, Ltd. (A)	37,390	4,184,689

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	65,151	$ 6,803,719
SS&C Technologies Holdings, Inc.	113,699	5,854,361

		23,062,060

Specialty Retail - 3.2%
O’Reilly Automotive, Inc. (A)	16,489	5,683,099

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	39,222	6,528,110

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc., Class B	55,378	4,534,351

Total Common Stocks (Cost $120,483,724)		166,115,797

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	2,079,000	2,079,000

Total Other Investment Company (Cost $2,079,000)		2,079,000

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $4,208,148 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $4,297,113.	$ 4,207,979	4,207,979

Total Repurchase Agreement (Cost $4,207,979)		4,207,979

Total Investments (Cost $126,770,703)		172,402,776
Net Other Assets (Liabilities) - 1.4%		2,380,511

Net Assets - 100.0%		$ 174,783,287

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$166,115,797	$—	$—	$166,115,797
Other Investment Company	2,079,000	—	—	2,079,000
Repurchase Agreement	—	4,207,979	—	4,207,979

Total Investments	$168,194,797	$4,207,979	$—	$172,402,776

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,031,260. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.6%
ABFC Trust
Series 2005-AQ1, Class A4,
4.78% (A), 01/25/2034	$ 176,870	$ 179,979
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.31% (A), 12/26/2044 (B)	525,727	524,008
Ally Auto Receivables Trust
Series 2016-1, Class A3,
1.47%, 04/15/2020	34,496	34,475
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	811,340
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	727,313
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	382,417	381,825
Series 2018-2, Class B,
3.46%, 08/10/2022 (B)	1,156,000	1,157,729
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,051,388	2,076,741
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	218,414
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	282,492
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	800,349
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	931,566	925,230
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,825,030
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	880,576
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,255,171
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	394,766
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3,
1.60%, 11/09/2020	20,455	20,448
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	692,632
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	402,314
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	216,257
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	484,471
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	2,471,979	2,471,979
ARIVO
Series 2018-1, Class A,
5.17%, 09/15/2019 (C) (D) (E) (F)	1,214,656	1,214,656
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	89,740	88,943
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	731,691	728,626

	Principal	Value
ASSET-BACKED SECURITIES (continued)
B2R Mortgage Trust (continued)
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	$ 1,130,368	$ 1,110,765
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	175,695	175,091
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	1,286,642	1,293,237
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,637,102	1,652,878
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	137,317	136,955
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	183,351
California Republic Auto Receivables Trust
Series 2015-1, Class A4,
1.82%, 09/15/2020	166,191	165,903
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,897,079	1,892,930
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	2,750,000	2,744,219
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	220,793	219,650
CarNow Auto Receivables Trust
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	303,165	301,975
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 3.07% (A), 02/25/2033	419,129	403,364
Series 2003-6, Class 1A5,
5.04% (A), 11/25/2034	234,773	242,510
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	352,308	350,420
Citi Held For Asset Issuance
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	128,651	128,745
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	4,804	4,765
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	647,973	644,975
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	517,583	505,470
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.69% (A), 06/25/2040 (B) (C)	352,300	31,230
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	106,048	106,538
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	100,444
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	487,921
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	140,694	140,707

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust (continued)
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	$ 840,000	$ 840,133
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,145,065
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	621,000	618,839
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	270,866
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	248,782
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	270,716
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	852,957
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	657,062	649,490
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	1,355,275	1,367,847
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	285,273	286,316
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	401,017	401,557
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	398,263
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	323,768	324,285
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,133,045
Series 2017-1, Class C,
2.84%, 04/15/2022	1,173,000	1,172,040
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	1,994,986
Series 2017-2, Class C,
2.75%, 09/15/2023	1,869,000	1,866,475
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,802,410
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	405,070	404,809
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	654,954
Series 2018-3, Class C,
3.72%, 09/16/2024	1,625,000	1,629,984
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	650,431
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (C)	1,100,000	1,099,361
DT Auto Owner Trust
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	11,260	11,265
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	579,770
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	589,026
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	946,000	945,392
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	532,818
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	961,000	961,728
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	678,754
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	154,496	153,730

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	$ 169,580	$ 169,985
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	899,762
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	291,093	291,486
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	383,580	383,149
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	316,951
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	219,497	218,492
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	744,000	744,436
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	856,281
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,481,885
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,081,852
Flagship Credit Auto Trust
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	25,068	25,058
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	252,706
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	191,743
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	48,163	48,143
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,084,758
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	742,360
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,049,224
Ford Credit Auto Owner Trust
Series 2016-B, Class A3,
1.33%, 10/15/2020	173,422	172,734
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (A), 12/21/2023 (C)	3,195,000	3,180,745
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	840,269	840,117
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	1,923,862	1,926,994
GLS Auto Receivables Trust
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	178,407	178,749
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	721,236
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,296,565
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	276,883
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	13,577	13,582
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	104,822	104,184

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	$ 525,852	$ 533,763
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (C)	2,415,245	2,359,212
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	291,614	295,314
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,448,753	1,429,706
Headlands Residential LLC
Series 2018,
4.25%, 06/25/2023	2,410,000	2,401,843
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	375,896	372,007
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	959,721	981,460
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,318,142	1,352,659
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	315,069	310,736
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3,
1.22%, 12/18/2019	84,388	84,255
Hyundai Auto Receivables Trust
Series 2016-A, Class A3,
1.56%, 09/15/2020	124,296	123,909
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	3,375,000	3,384,647
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.83% (A), 08/25/2038 (B) (C)	1,998,057	48,131
Series 2014-2, Class A,
3.77% (A), 04/25/2040 (B) (C)	321,875	26,026
Lendmark Funding Trust
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	820,168
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	2,200,000	2,192,191
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,850,000	1,890,282
LV Tower 52
Series 2013-1, Class A,
5.75%, 07/15/2019 (B) (C)	1,146,902	1,146,902
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	1,109,000	1,109,422
Marlette Funding Trust
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	103,026	102,992
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	370,360	370,048
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	678,943	677,515
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	465,000	462,477
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	312,500	310,555
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	227,858	226,490

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class CT2,
4.19%, 08/15/2050 (B)	$ 1,280,000	$ 1,282,227
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	696,000	697,306
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	129,876	129,871
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	501,348
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	73,032	73,007
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	925,576	927,693
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,335,762
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	611,194
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	537,417
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,247,451
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,586,693
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (A), 09/25/2058 (B)	1,565,079	1,567,869
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,724,733	2,690,784
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	473,578
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,477,622	2,453,457
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	705,503
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	280,464
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,940,190
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	1,284,000	1,287,749
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A,
2.36%, 11/15/2023 (B)	286,138	285,662
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	3,220,000	3,212,755
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	389,329	392,564
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	1,537,650	1,536,481
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (B)	2,400,000	2,422,658
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	1,298,000	1,297,377

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SART
4.75%, 06/15/2025 (C) (D) (E)	$ 3,341,016	$ 3,341,016
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.65% (A), 06/25/2033	18,645	18,804
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	199,276	198,777
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	309,881	308,068
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	235,172	235,109
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	85,924	84,562
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	164,616	166,740
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	164,616	166,737
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,580,000	1,598,956
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	93,391	93,087
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B) (C)	1,213,113	1,213,137
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	659,253	641,576
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (B)	698,672	698,564
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (B)	31,466	31,448
USASF Receivables LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	1,798,205	1,814,109
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (A), 05/25/2048 (B)	1,154,573	1,153,668
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	66,783	66,530
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,782,693
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,512,512
VM DEBT LLC
Series 2017-1, Class A,
7.00%, 10/02/2024 (B) (C)	1,450,000	1,450,000
VOLT FT1
3.26%, 01/27/2023	567,628	560,919
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	1,892,152	1,885,774
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (A), 08/25/2048 (B)	928,573	929,150
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (A), 06/25/2048 (B)	1,434,648	1,433,004

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (A), 07/27/2048 (B)	$ 1,131,661	$ 1,131,796
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (A), 09/25/2048 (B)	954,404	953,589
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (A), 10/26/2048 (B)	3,082,855	3,069,995
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (A), 01/25/2049 (B) (C)	1,920,000	1,922,169
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	854,983	862,848
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	355,358	351,680
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	281,472
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	372,941
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	1,301,000	1,300,027

Total Asset-Backed Securities (Cost $168,083,561)		168,027,188

CORPORATE DEBT SECURITIES - 24.5%
Aerospace & Defense - 0.3%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	319,237
3.95%, 04/10/2047 (B)	150,000	145,936
Harris Corp.
3.83%, 04/27/2025	400,000	398,385
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	314,414
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	259,277
3.25%, 01/15/2028	130,000	125,793
3.85%, 04/15/2045	49,000	45,385
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	148,762
4.20%, 06/15/2035	150,000	149,941
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	136,651
United Technologies Corp.
3.95%, 08/16/2025	120,000	122,776
4.15%, 05/15/2045	148,000	141,760
4.45%, 11/16/2038	120,000	120,565
4.50%, 06/01/2042	257,000	258,207
6.70%, 08/01/2028	260,000	308,956
8.88%, 11/15/2019	250,000	261,166

		3,257,211

Air Freight & Logistics - 0.0% (G)
FedEx Corp.
3.90%, 02/01/2035	96,000	88,024
4.10%, 04/15/2043	130,000	115,649

		203,673

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	$ 667,464	$ 638,654
3.55%, 07/15/2031 (B)	394,632	379,281
3.60%, 09/15/2028 (B) (C)	518,247	500,575
4.13%, 11/15/2026 (B)	528,501	527,391
American Airlines Pass-Through Trust
3.00%, 04/15/2030	927,706	881,350
3.65%, 02/15/2029 - 12/15/2029	856,055	836,930
3.70%, 04/15/2027 - 04/01/2028	691,987	669,446
5.25%, 07/31/2022	43,200	43,926
British Airways Pass-Through Trust
4.13%, 03/20/2033 (B) (C)	528,738	522,234
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	190,854	189,632
5.98%, 10/19/2023	205,162	213,963
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	60,686	61,402
4.95%, 11/23/2020	31,667	31,803
5.30%, 10/15/2020	34,035	34,154
6.82%, 02/10/2024 (C)	97,657	105,409
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	270,811	259,472
United Airlines Pass-Through Trust
2.88%, 04/07/2030	568,283	525,718
3.45%, 01/07/2030	286,385	273,614
3.50%, 09/01/2031	683,000	661,707
3.65%, 07/07/2027	210,301	199,606
3.70%, 09/01/2031	387,000	372,845
4.15%, 02/25/2033 (C) (H)	675,000	682,641
4.55%, 02/25/2033 (C) (H)	600,000	599,700

		9,211,453

Automobiles - 0.0% (G)
General Motors Co.
6.60%, 04/01/2036	200,000	202,915
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	196,098

		399,013

Banks - 4.4%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	276,507
4.75%, 07/28/2025 (B)	600,000	610,432
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	701,438
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	619,000	617,971
2.85%, 08/06/2020 (B)	250,000	248,918
3.45%, 07/17/2027 (B)	222,000	215,244
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	197,746
4.88%, 01/12/2021 (B)	137,000	141,465
Banco Santander SA
3.13%, 02/23/2023	200,000	194,330
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	26,386
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	49,395
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	2,539,000	2,506,605
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,033,384
3.25%, 10/21/2027, MTN	398,000	380,827
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	197,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	$ 306,000	$ 295,238
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,281,763
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,306,071
5.88%, 02/07/2042, MTN	400,000	486,172
Bank of Montreal
2.35%, 09/11/2022, MTN	200,000	194,546
Bank of Nova Scotia
1.88%, 09/20/2021 (B)	330,000	321,762
2.45%, 09/19/2022	200,000	195,609
2.70%, 03/07/2022	114,000	112,461
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	199,735
Barclays PLC
3.65%, 03/16/2025	223,000	213,018
3.68%, 01/10/2023	629,000	615,351
4.38%, 01/12/2026	863,000	848,313
BB&T Corp.
6.85%, 04/30/2019, MTN	250,000	252,344
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	308,204
3.50%, 03/01/2023 (B)	250,000	247,857
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	631,360
BPCE SA
4.63%, 07/11/2024 (B)	600,000	593,745
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022	350,000	343,790
Citigroup, Inc.
2.35%, 08/02/2021	192,000	188,572
2.65%, 10/26/2020	300,000	297,792
2.70%, 03/30/2021	474,000	470,786
2.75%, 04/25/2022	650,000	641,813
3.40%, 05/01/2026	400,000	389,293
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	882,531
3.70%, 01/12/2026	1,350,000	1,349,528
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	94,402
4.45%, 09/29/2027	85,000	86,243
4.75%, 05/18/2046	400,000	400,678
8.13%, 07/15/2039	56,000	81,662
Citizens Bank NA
3.70%, 03/29/2023	475,000	479,044
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	76,257
4.30%, 12/03/2025	77,000	76,573
Comerica, Inc.
2.13%, 05/23/2019	250,000	249,523
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	292,413
2.85%, 05/18/2026 (B)	410,000	386,433
3.45%, 03/16/2023 (B)	410,000	412,292
4.50%, 12/09/2025 (B)	200,000	201,811
Cooperatieve Rabobank UA
4.38%, 08/04/2025	347,000	351,483
4.75%, 01/15/2020, MTN (B)	350,000	356,334
5.80%, 09/30/2110 (B)	300,000	354,772
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	245,670
4.38%, 03/17/2025 (B)	200,000	198,092
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	191,158
2.70%, 03/02/2022 (B)	213,000	203,711

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
4.20%, 08/08/2023	$ 550,000	$ 558,012
Fifth Third Bancorp
3.95%, 03/14/2028	340,000	342,095
Fifth Third Bank
2.38%, 04/25/2019	270,000	269,786
3.85%, 03/15/2026	200,000	198,266
HSBC Holdings PLC
3.60%, 05/25/2023	1,007,000	1,014,299
4.00%, 03/30/2022	911,000	934,989
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	687,763
4.25%, 03/14/2024	500,000	507,995
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	389,114
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	258,149
ING Groep NV
3.95%, 03/29/2027	200,000	195,006
4.10%, 10/02/2023	775,000	784,641
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (B)	606,000	523,750
KeyBank NA
3.18%, 10/15/2027	250,000	247,841
KeyCorp
4.15%, 10/29/2025, MTN	235,000	241,999
Lloyds Bank PLC
2.40%, 03/17/2020	400,000	397,066
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	192,122
4.38%, 03/22/2028	339,000	337,550
4.58%, 12/10/2025	200,000	195,437
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	99,892
3.90%, 01/15/2026 (B)	570,000	567,845
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	192,685
2.67%, 07/25/2022	270,000	264,429
2.95%, 03/01/2021	297,000	295,600
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	259,389
MUFG Union Bank NA
2.25%, 05/06/2019	300,000	299,530
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	230,775
3.38%, 01/14/2026 (I)	500,000	490,575
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	389,320
4.88%, 01/27/2020 (B)	200,000	203,687
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	76,586
5.13%, 02/08/2020	250,000	255,417
6.70%, 06/10/2019	75,000	76,006
Regions Financial Corp.
3.80%, 08/14/2023	200,000	201,646
Royal Bank of Canada
2.75%, 02/01/2022, MTN	99,000	98,520
3.70%, 10/05/2023, MTN	600,000	610,252
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	343,802
Santander UK Group Holdings PLC
3.57%, 01/10/2023	360,000	352,541
Santander UK PLC
2.50%, 03/14/2019	350,000	349,949

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
2.50%, 04/08/2021 (B)	$ 300,000	$ 295,021
4.25%, 04/14/2025 (B)	270,000	266,746
Standard Chartered PLC
3.05%, 01/15/2021 (B) (I)	1,000,000	989,900
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	293,093
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	233,880
2.63%, 07/14/2026	322,000	301,039
2.78%, 07/12/2022 - 10/18/2022	729,000	715,750
2.85%, 01/11/2022	400,000	395,678
2.93%, 03/09/2021	270,000	268,409
3.10%, 01/17/2023	241,000	238,985
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	595,485
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	89,439
2.90%, 03/03/2021	265,000	264,148
Swedbank AB
2.20%, 03/04/2020 (B)	400,000	396,017
Toronto-Dominion Bank
2.13%, 04/07/2021, MTN	115,000	113,153
2.25%, 03/15/2021 (B)	300,000	296,260
2.50%, 12/14/2020, MTN	150,000	149,108
Fixed until 09/15/2026, 3.63% (A), 09/15/2031 (I)	223,000	214,902
US Bancorp
2.38%, 07/22/2026, MTN	266,000	248,395
2.63%, 01/24/2022, MTN	133,000	132,755
3.00%, 03/15/2022, MTN	233,000	232,383
3.15%, 04/27/2027, MTN	85,000	83,731
Wells Fargo & Co.
2.50%, 03/04/2021	532,000	526,484
3.00%, 02/19/2025, MTN	509,000	496,469
3.30%, 09/09/2024, MTN	1,300,000	1,294,728
3.55%, 09/29/2025, MTN	400,000	401,760
3.75%, 01/24/2024, MTN	395,000	401,892
4.10%, 06/03/2026, MTN	121,000	122,160
4.30%, 07/22/2027, MTN	246,000	251,090
4.65%, 11/04/2044, MTN	184,000	185,007
4.75%, 12/07/2046, MTN	239,000	245,032
4.90%, 11/17/2045, MTN	202,000	210,849
Westpac Banking Corp.
2.10%, 02/25/2021 (B)	600,000	590,669
2.50%, 06/28/2022	200,000	195,676
2.60%, 11/23/2020	100,000	99,380
2.85%, 05/13/2026	300,000	285,581
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	252,561

		51,111,808

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (B)	410,000	402,826
4.70%, 02/01/2036 (B)	2,939,000	2,824,236
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	1,109,000	1,106,436
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 - 04/15/2058	495,000	498,895
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	254,739
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	190,658
5.25%, 11/15/2048	110,000	114,995

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Capital PLC
4.83%, 07/15/2020	$ 90,000	$ 92,583
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	275,000	265,377
3.43%, 06/15/2027	120,000	112,190
4.42%, 05/25/2025 (B)	112,000	113,756
4.99%, 05/25/2038 (B)	162,000	159,679
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	85,233

		6,221,603

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 11/06/2022	100,000	99,825
3.60%, 05/14/2025	508,000	500,901
4.50%, 05/14/2035	200,000	188,874
Amgen, Inc.
4.66%, 06/15/2051	200,000	197,368
4.95%, 10/01/2041	100,000	102,010
Celgene Corp.
5.70%, 10/15/2040	160,000	170,625
Gilead Sciences, Inc.
3.50%, 02/01/2025	90,000	90,389
3.70%, 04/01/2024	381,000	387,425
4.00%, 09/01/2036	72,000	68,558
4.60%, 09/01/2035	583,000	595,438

		2,401,413

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	152,754
4.95% (J), 07/02/2064	200,000	178,569
Masco Corp.
6.50%, 08/15/2032	410,000	453,499

		784,822

Capital Markets - 2.5%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	330,362
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	300,000	289,382
2.50%, 04/15/2021, MTN	267,000	264,824
2.80%, 05/04/2026, MTN	76,000	72,969
4.60%, 01/15/2020, MTN	40,000	40,675
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	488,293
3.23%, 09/01/2022	100,000	100,550
CME Group, Inc.
3.00%, 03/15/2025	160,000	158,227
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	494,704
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	238,670
4.28%, 01/09/2028 (B)	400,000	394,133
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	927,281
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	241,013
Deutsche Bank AG
3.30%, 11/16/2022	200,000	187,032
3.70%, 05/30/2024	700,000	650,394

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	$ 1,141,000	$ 1,115,532
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,118,158
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	293,580
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	464,109
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	703,949
3.50%, 01/23/2025 - 11/16/2026	362,000	352,708
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	880,168
3.75%, 05/22/2025	101,000	100,630
3.85%, 01/26/2027	815,000	804,170
Fixed until 05/01/2028, 4.22% (A), 05/01/2029	800,000	803,468
4.25%, 10/21/2025	100,000	100,928
5.38%, 03/15/2020, MTN	1,021,000	1,047,223
6.75%, 10/01/2037	200,000	243,552
Invesco Finance PLC
4.00%, 01/30/2024	160,000	161,731
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	459,676
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	609,729
6.00%, 01/14/2020 (B)	850,000	872,990
6.25%, 01/14/2021 (B) (I)	725,000	761,291
Morgan Stanley
2.45%, 02/01/2019, MTN	285,000	285,000
2.50%, 04/21/2021, MTN	213,000	210,269
2.65%, 01/27/2020	315,000	314,022
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,041,372
3.63%, 01/20/2027	457,000	449,208
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	274,084
3.88%, 01/27/2026, MTN	1,279,000	1,285,777
4.00%, 07/23/2025, MTN	1,736,000	1,778,110
4.10%, 05/22/2023, MTN	150,000	153,217
5.00%, 11/24/2025	497,000	525,157
5.63%, 09/23/2019, MTN	1,000,000	1,017,263
7.30%, 05/13/2019, MTN	1,800,000	1,822,155
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	266,735
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	327,371
State Street Corp.
2.65%, 05/19/2026	150,000	143,688
3.70%, 11/20/2023	615,000	632,197
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	138,141
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	194,592
3.49%, 05/23/2023 (B)	400,000	396,752
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	525,345

		28,552,556

Chemicals - 0.4%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	217,917
Albemarle Corp.
5.45%, 12/01/2044	200,000	201,059

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Chevron Phillips Chemical Co.
3.70%, 06/01/2028 (B)	$ 400,000	$ 400,440
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	179,330
DowDuPont, Inc.
4.49%, 11/15/2025	400,000	420,016
5.32%, 11/15/2038	145,000	156,282
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	163,078
5.00%, 09/26/2048	187,000	192,242
Mosaic Co.
4.88%, 11/15/2041	253,000	235,282
5.45%, 11/15/2033	472,000	490,648
Nutrien, Ltd.
3.38%, 03/15/2025	120,000	115,056
4.13%, 03/15/2035	450,000	404,968
6.50%, 05/15/2019	260,000	262,426
Praxair, Inc.
2.65%, 02/05/2025	82,000	78,925
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	132,360
Union Carbide Corp.
7.50%, 06/01/2025	400,000	463,597
7.75%, 10/01/2096	210,000	245,795
Westlake Chemical Corp.
4.38%, 11/15/2047	160,000	134,339

		4,493,760

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	179,022
5.25%, 10/01/2020 (B)	65,000	67,069
5.63%, 03/15/2042 (B)	141,000	152,168
6.70%, 06/01/2034 (B)	331,000	397,019
Republic Services, Inc.
2.90%, 07/01/2026	96,000	91,200

		886,478

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	71,466
3.00%, 06/15/2022	194,000	195,380
3.63%, 03/04/2024	200,000	206,982
5.90%, 02/15/2039	100,000	126,644

		600,472

Construction & Engineering - 0.0% (G)
ABB Finance USA, Inc.
2.88%, 05/08/2022	352,000	351,279
4.38%, 05/08/2042	128,000	132,594

		483,873

Construction Materials - 0.0% (G)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	195,261
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	254,429

		449,690

Consumer Finance - 0.7%
American Express Co.
3.40%, 02/27/2023	400,000	401,385
3.63%, 12/05/2024	63,000	63,204

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Credit Corp.
2.25%, 05/05/2021, MTN	$ 145,000	$ 142,931
2.38%, 05/26/2020, MTN	212,000	210,794
2.70%, 03/03/2022, MTN	90,000	89,160
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	61,780
2.90%, 02/16/2024, MTN	150,000	147,615
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	313,289
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	118,146
3.75%, 07/28/2026	200,000	190,488
4.20%, 10/29/2025	150,000	150,141
Capital One NA
2.40%, 09/05/2019	350,000	348,989
2.95%, 07/23/2021	250,000	247,661
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	544,623
3.35%, 02/22/2023 (B)	300,000	298,827
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	361,937
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	368,607
3.50%, 11/07/2024	390,000	362,448
3.70%, 05/09/2023	376,000	363,172
3.95%, 04/13/2024	485,000	464,617
4.30%, 07/13/2025	200,000	191,603
4.35%, 04/09/2025	160,000	154,749
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	85,529
3.00%, 03/18/2021 (B) (I)	250,000	246,422
John Deere Capital Corp.
2.70%, 01/06/2023, MTN	482,000	476,966
2.75%, 03/15/2022, MTN	153,000	151,703
2.80%, 09/08/2027, MTN (I)	200,000	189,604
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	136,617
2.55%, 03/08/2021 (B)	500,000	487,720
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	153,466
Synchrony Financial
3.70%, 08/04/2026	300,000	273,929

		7,798,122

Containers & Packaging - 0.1%
International Paper Co.
7.30%, 11/15/2039	200,000	242,482
8.70%, 06/15/2038	120,000	161,648
WRKCo., Inc.
3.00%, 09/15/2024 (B)	350,000	330,946
3.75%, 03/15/2025 (B)	300,000	294,577

		1,029,653

Diversified Consumer Services - 0.3%
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	370,117
SART
4.75%, 07/15/2024 (C)	3,157,764	3,176,995

		3,547,112

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	150,808

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Aircastle, Ltd.
4.40%, 09/25/2023	$ 365,000	$ 361,385
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	291,012
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	524,807
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	260,484
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	199,184
4.70%, 09/20/2047	242,000	223,436
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 4.74% (A), 07/15/2019 (C) (D) (E)	14,368	14,333
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	466,317
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	3,323,000	2,966,065
Jefferies Group LLC
6.25%, 01/15/2036	260,000	255,166
6.45%, 06/08/2027	133,000	140,301
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	283,971
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	118,000	116,600
ORIX Corp.
2.90%, 07/18/2022	201,000	197,895
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	386,883
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	524,704

		7,363,351

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
3.95%, 01/15/2025	282,000	284,642
4.13%, 02/17/2026	804,000	811,353
4.30%, 02/15/2030	1,966,000	1,948,064
4.90%, 08/15/2037	1,224,000	1,190,142
5.35%, 09/01/2040	943,000	952,248
6.00%, 08/15/2040	200,000	215,571
6.38%, 03/01/2041	240,000	270,191
British Telecommunications PLC
9.63%, 12/15/2030	180,000	251,179
Centel Capital Corp.
9.00%, 10/15/2019	450,000	465,906
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	147,630
3.60%, 01/19/2027 (B)	180,000	173,104
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,881
3.48%, 06/15/2050 (B)	81,000	80,678
Telefonica Emisiones SA
5.13%, 04/27/2020	663,000	677,783
5.46%, 02/16/2021	91,000	95,027
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	389,329
4.33%, 09/21/2028	307,000	317,612
4.40%, 11/01/2034	1,531,000	1,532,715

		9,879,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.5%
AEP Texas, Inc.
6.65%, 02/15/2033	$ 100,000	$ 124,840
Alabama Power Co.
5.60%, 03/15/2033	160,000	184,845
6.00%, 03/01/2039	248,000	298,792
6.13%, 05/15/2038	77,000	93,969
Appalachian Power Co.
6.38%, 04/01/2036	200,000	233,659
6.70%, 08/15/2037	200,000	243,313
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	327,216
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	168,833
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	154,000	151,043
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	264,263
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	150,230
3.75%, 08/15/2047	300,000	275,843
Connecticut Light & Power Co.
4.00%, 04/01/2048	212,000	211,056
Duke Energy Carolinas LLC
6.00%, 12/01/2028 - 01/15/2038	633,000	754,346
6.45%, 10/15/2032	100,000	125,574
Duke Energy Corp.
2.65%, 09/01/2026	85,000	79,252
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	185,429
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	119,214
3.70%, 10/15/2046	215,000	198,290
Edison International
2.95%, 03/15/2023	400,000	375,582
4.13%, 03/15/2028	135,000	118,454
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	286,740
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	233,590
3.63%, 05/25/2027 (B)	270,000	242,661
4.63%, 09/14/2025 (B)	200,000	197,498
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	217,874
3.05%, 06/01/2031	189,000	173,055
3.25%, 04/01/2028	387,000	373,988
Entergy Mississippi LLC
2.85%, 06/01/2028	166,000	155,028
Evergy, Inc.
4.85%, 06/01/2021	326,000	334,544
Exelon Corp.
3.40%, 04/15/2026	127,000	122,713
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	106,848
Florida Power & Light Co.
3.95%, 03/01/2048	265,000	265,478
4.95%, 06/01/2035	100,000	109,750
5.13%, 06/01/2041	112,000	126,188
5.40%, 09/01/2035	100,000	113,143
Fortis, Inc.
3.06%, 10/04/2026	1,000,000	930,842
Hydro-Quebec
8.40%, 01/15/2022	420,000	482,044
9.40%, 02/01/2021	100,000	112,664
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	290,269

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	$ 451,518	$ 487,759
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	548,071
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	199,166
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	188,579
5.90%, 11/15/2039 (B)	55,000	64,883
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	194,612
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	706,517
Nevada Power Co.
5.38%, 09/15/2040	52,000	57,531
5.45%, 05/15/2041	400,000	443,921
New England Power Co.
3.80%, 12/05/2047 (B) (I)	140,000	129,075
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	146,650
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	50,426
Northern States Power Co.
6.20%, 07/01/2037	89,000	112,561
6.25%, 06/01/2036	150,000	187,021
Ohio Edison Co.
6.88%, 07/15/2036	150,000	187,155
PacifiCorp
6.25%, 10/15/2037	360,000	444,094
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	75,000	70,222
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	168,498
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	97,358
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	115,279
4.88%, 12/01/2019	87,000	88,389
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	128,918
3.65%, 09/01/2042, MTN	138,000	129,686
Southern California Edison Co.
5.50%, 03/15/2040	130,000	133,548
6.65%, 04/01/2029	300,000	316,166
Southern Power Co.
5.15%, 09/15/2041	260,000	256,127
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	103,756
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	189,856
Toledo Edison Co.
6.15%, 05/15/2037	200,000	238,575
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	114,183
Union Electric Co.
2.95%, 06/15/2027	193,000	184,469
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	125,033
2.95%, 01/15/2022	157,000	156,234
6.00%, 05/15/2037	140,000	168,346
Wisconsin Electric Power Co.
3.10%, 06/01/2025	82,000	80,896
3.65%, 12/15/2042	144,000	131,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Xcel Energy, Inc.
2.40%, 03/15/2021	$ 150,000	$ 147,753
4.80%, 09/15/2041	116,000	117,547
6.50%, 07/01/2036	48,000	59,413

		17,029,078

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	577,539
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	496,695

		1,074,234

Electronic Equipment, Instruments & Components - 0.0% (G)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	163,967
3.50%, 04/01/2022	100,000	98,621
3.88%, 01/12/2028	133,000	121,996

		384,584

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	231,140
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	199,741
Halliburton Co.
3.50%, 08/01/2023	150,000	151,437
4.85%, 11/15/2035	130,000	133,478
7.60%, 08/15/2096 (B)	160,000	205,656
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	165,000	165,913
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	345,415
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	447,133
3.50%, 01/15/2028 (B)	60,000	57,181

		1,937,094

Entertainment - 0.1%
Viacom, Inc.
3.88%, 04/01/2024	376,000	370,458
6.88%, 04/30/2036	250,000	284,437
Walt Disney Co.
3.00%, 02/13/2026 (I)	750,000	740,697

		1,395,592

Equity Real Estate Investment Trusts - 1.1%
American Tower Corp.
2.25%, 01/15/2022	300,000	289,264
3.38%, 10/15/2026	281,000	267,916
3.50%, 01/31/2023	201,000	200,073
5.00%, 02/15/2024	139,000	146,748
5.90%, 11/01/2021	150,000	159,244
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	499,122
3.45%, 06/01/2025, MTN	120,000	119,155
Boston Properties, LP
3.20%, 01/15/2025	228,000	220,601
3.65%, 02/01/2026	408,000	400,555
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	388,919
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	207,203
5.25%, 01/15/2023	200,000	210,704

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, LP
3.70%, 08/15/2027	$ 154,000	$ 147,825
Duke Realty, LP
3.25%, 06/30/2026	84,000	80,683
3.63%, 04/15/2023	168,000	168,737
EPR Properties
4.50%, 06/01/2027	248,000	240,684
4.95%, 04/15/2028	110,000	109,948
Equity Commonwealth
5.88%, 09/15/2020	855,000	875,166
ERP Operating, LP
2.85%, 11/01/2026	184,000	174,448
4.63%, 12/15/2021	587,000	609,967
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	333,328
HCP, Inc.
3.40%, 02/01/2025	114,000	109,881
3.88%, 08/15/2024	337,000	335,011
Liberty Property, LP
3.25%, 10/01/2026	107,000	101,506
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	143,619
3.60%, 12/15/2026	218,000	211,506
Office Properties Income Trust
3.60%, 02/01/2020	620,000	616,050
3.75%, 08/15/2019	1,370,000	1,368,097
4.00%, 07/15/2022	416,000	409,534
Realty Income Corp.
3.25%, 10/15/2022	250,000	248,965
3.88%, 04/15/2025	290,000	291,862
4.65%, 03/15/2047	113,000	115,925
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	489,929
Senior Housing Properties Trust
3.25%, 05/01/2019	250,000	249,157
4.75%, 02/15/2028	300,000	269,041
Simon Property Group, LP
3.75%, 02/01/2024	242,000	245,505
4.38%, 03/01/2021	457,000	468,962
SITE Centers Corp.
3.63%, 02/01/2025	121,000	116,790
4.70%, 06/01/2027	71,000	72,075
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	107,625
Ventas Realty, LP
3.75%, 05/01/2024	300,000	299,353
3.85%, 04/01/2027	203,000	198,463
4.13%, 01/15/2026	79,000	79,091
Welltower, Inc.
4.25%, 04/01/2026	250,000	252,003

		12,650,240

Food & Staples Retailing - 0.2%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	232,142
2.75%, 10/03/2026 (B)	350,000	324,480
CVS Pass-Through Trust
4.70%, 01/10/2036 (B) (C)	512,249	504,617
5.77%, 01/10/2033 (B)	153,865	164,940
5.93%, 01/10/2034 (B)	538,897	580,752
Kroger Co.
5.40%, 07/15/2040	51,000	50,200
8.00%, 09/15/2029	175,000	214,964

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Sysco Corp.
3.25%, 07/15/2027	$ 500,000	$ 477,298
3.75%, 10/01/2025	102,000	102,159
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	100,000	94,571

		2,746,123

Food Products - 0.3%
Campbell Soup Co.
3.95%, 03/15/2025	450,000	440,390
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	140,321
3.30%, 03/01/2022 (B)	250,000	249,951
ConAgra Brands, Inc.
4.60%, 11/01/2025	175,000	177,218
5.30%, 11/01/2038	390,000	374,604
General Mills, Inc.
4.00%, 04/17/2025	305,000	307,895
4.20%, 04/17/2028 (I)	200,000	201,217
4.55%, 04/17/2038	75,000	69,695
Kellogg Co.
3.40%, 11/15/2027	190,000	179,254
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	398,705
4.00%, 06/15/2023	138,000	140,491
6.88%, 01/26/2039	149,000	168,847
McCormick & Co., Inc.
3.15%, 08/15/2024	142,000	138,357
3.40%, 08/15/2027	198,000	188,927
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	299,895
4.60%, 06/01/2044	130,000	131,282
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	98,662

		3,705,711

Gas Utilities - 0.2%
Atmos Energy Corp.
8.50%, 03/15/2019	44,000	44,301
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	332,551
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	277,683
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	359,618
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	160,549
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	193,411
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	73,124
3.25%, 06/15/2026	85,000	79,905
3.50%, 09/15/2021	601,000	600,553
3.95%, 10/01/2046	94,000	83,913
5.25%, 08/15/2019	100,000	100,943
5.88%, 03/15/2041	109,000	123,665
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	159,361

		2,589,577

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.88%, 09/15/2025	258,000	264,741
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	22,927
Covidien International Finance SA
2.95%, 06/15/2023	49,000	48,158

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.
3.13%, 03/15/2022	$ 51,000	$ 51,217
4.38%, 03/15/2035	117,000	123,213
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	134,734

		644,990

Health Care Providers & Services - 0.6%
Aetna, Inc.
2.80%, 06/15/2023	90,000	87,527
4.50%, 05/15/2042	153,000	143,275
6.75%, 12/15/2037	305,000	368,642
Anthem, Inc.
3.13%, 05/15/2022	200,000	199,449
3.30%, 01/15/2023	105,000	105,631
4.10%, 03/01/2028	425,000	428,808
4.38%, 12/01/2047	110,000	105,673
4.65%, 01/15/2043	38,000	38,141
CVS Health Corp.
2.75%, 12/01/2022	100,000	97,706
4.10%, 03/25/2025	1,741,000	1,772,557
4.30%, 03/25/2028	467,000	473,493
4.78%, 03/25/2038	688,000	688,668
5.05%, 03/25/2048	385,000	395,220
Express Scripts Holding Co.
4.50%, 02/25/2026	367,000	379,042
4.80%, 07/15/2046	62,000	61,689
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	169,593
Magellan Health, Inc.
4.40%, 09/22/2024	558,000	525,942
Mayo Clinic
4.13%, 11/15/2052	198,000	196,132
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	157,065
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	71,456
Texas Health Resources
4.33%, 11/15/2055	175,000	180,887
UnitedHealth Group, Inc.
2.75%, 02/15/2023	84,000	82,892
3.10%, 03/15/2026	281,000	276,555
4.63%, 07/15/2035	234,000	255,552

		7,261,595

Hotels, Restaurants & Leisure - 0.0% (G)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	478,591

Household Durables - 0.0% (G)
Newell Brands, Inc.
4.20%, 04/01/2026	200,000	192,195

Household Products - 0.0% (G)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	66,585
Procter & Gamble Co.
2.70%, 02/02/2026	400,000	390,866

		457,451

Independent Power & Renewable Electricity Producers - 0.0% (G)
Exelon Generation Co. LLC
5.75%, 10/01/2041	86,000	85,853

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.0% (G)
General Electric Co.
4.65%, 10/17/2021, MTN	$ 258,000	$ 263,805
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	51,852

		315,657

Insurance - 1.3%
AIA Group, Ltd.
3.90%, 04/06/2028 (B)	335,000	337,387
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,050,136
American International Group, Inc.
4.20%, 04/01/2028	225,000	225,637
Assurant, Inc.
4.20%, 09/27/2023	425,000	426,836
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	487,820
4.00%, 01/25/2022 (B)	368,000	372,228
Athene Holding, Ltd.
4.13%, 01/12/2028	445,000	415,502
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	279,861
5.75%, 01/15/2040	100,000	122,244
Chubb INA Holdings, Inc.
2.88%, 11/03/2022 (I)	130,000	129,898
3.15%, 03/15/2025	275,000	271,904
3.35%, 05/15/2024	250,000	251,678
CNA Financial Corp.
3.95%, 05/15/2024	164,000	163,412
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (K), 4.00% (A) (B)	421,000	405,297
Great-West Lifeco Finance, LP
4.15%, 06/03/2047 (B)	350,000	333,882
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	83,272
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	340,168
Jackson National Life Global Funding
2.50%, 06/27/2022 (B)	200,000	194,336
3.05%, 04/29/2026 (B)	303,000	289,183
3.25%, 01/30/2024 (B)	115,000	114,241
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (B) (C)	200,000	203,782
6.50%, 03/15/2035 (B)	300,000	351,073
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	240,357
Lincoln National Corp.
4.00%, 09/01/2023	300,000	306,597
4.20%, 03/15/2022	211,000	215,689
6.15%, 04/07/2036	14,000	16,259
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	334,202
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	174,690
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	165,448
8.88%, 06/01/2039 (B)	52,000	78,287
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	387,208
MetLife, Inc.
3.00%, 03/01/2025	200,000	196,014
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	332,778
3.88%, 04/11/2022 (B)	720,000	735,633

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
New York Life Global Funding
2.00%, 04/13/2021 (B)	$ 96,000	$ 93,972
2.35%, 07/14/2026 (B)	226,000	210,712
3.00%, 01/10/2028 (B)	202,000	196,137
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	500,000	507,927
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	172,492
Progressive Corp.
Fixed until 03/15/2023 (K), 5.38% (A)	245,000	238,569
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	152,528
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,118,413
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	129,241
3.05%, 01/20/2021 (B)	298,000	295,647
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	237,500
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	252,375
4.90%, 09/15/2044 (B)	150,000	160,257
Torchmark Corp.
4.55%, 09/15/2028	285,000	291,577
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	558,758

		14,649,044

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	508,000	504,374
3.88%, 08/22/2037	500,000	501,865
4.80%, 12/05/2034	215,000	241,526
Booking Holdings, Inc.
2.75%, 03/15/2023	286,000	278,862
3.55%, 03/15/2028	400,000	385,424

		1,912,051

IT Services - 0.2%
DXC Technology Co.
4.25%, 04/15/2024	172,000	168,110
7.45%, 10/15/2029	500,000	597,481
IBM Credit LLC
3.00%, 02/06/2023 (I)	500,000	495,826
International Business Machines Corp.
7.00%, 10/30/2025	508,000	615,157
Western Union Co.
3.60%, 03/15/2022 (I)	400,000	403,561

		2,280,135

Life Sciences Tools & Services - 0.0% (G)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	152,477
4.15%, 02/01/2024	217,000	224,106

		376,583

Machinery - 0.1%
Caterpillar Financial Services Corp.
2.40%, 08/09/2026	270,000	253,100

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Caterpillar, Inc.
2.60%, 06/26/2022	$ 123,000	$ 120,879
Illinois Tool Works, Inc.
4.88%, 09/15/2041 (I)	449,000	503,955
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	198,100
Nvent Finance Sarl
4.55%, 04/15/2028	337,000	329,119
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	102,073
Xylem, Inc.
3.25%, 11/01/2026	74,000	71,303

		1,578,529

Media - 1.0%
21st Century Fox America, Inc.
7.30%, 04/30/2028	130,000	162,829
7.70%, 10/30/2025	300,000	369,166
8.88%, 04/26/2023	200,000	241,409
CBS Corp.
2.90%, 01/15/2027	250,000	226,696
3.70%, 08/15/2024	63,000	62,016
4.00%, 01/15/2026	208,000	205,560
4.85%, 07/01/2042	150,000	141,326
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,191,000	1,224,401
5.38%, 04/01/2038	191,000	183,838
6.38%, 10/23/2035	114,000	121,730
6.83%, 10/23/2055	150,000	161,736
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	500,980
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	729,506
3.95%, 10/15/2025	335,000	346,681
4.60%, 10/15/2038	415,000	428,960
4.95%, 10/15/2058	525,000	554,369
6.50%, 11/15/2035	511,000	628,720
7.05%, 03/15/2033	1,300,000	1,671,151
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	126,342
4.60%, 08/15/2047 (B)	196,000	176,946
4.80%, 02/01/2035 (B)	450,000	416,189
Discovery Communications LLC
3.95%, 03/20/2028	263,000	250,648
4.38%, 06/15/2021	344,000	351,029
Fox Corp.
4.71%, 01/25/2029 (B)	245,000	255,587
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	249,342
SES SA
3.60%, 04/04/2023 (B) (I)	100,000	97,708
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	123,279
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	374,854
7.30%, 07/01/2038	90,000	100,175
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	313,644
Warner Media LLC
3.55%, 06/01/2024	230,000	228,620
3.60%, 07/15/2025	225,000	221,720
4.75%, 03/29/2021	140,000	144,472

		11,391,629

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	$ 200,000	$ 193,516
Barrick Gold Corp.
6.45%, 10/15/2035	399,000	460,835
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	300,000	302,761
Nucor Corp.
6.40%, 12/01/2037	390,000	480,202
Vale Canada, Ltd.
7.20%, 09/15/2032	200,000	208,000
Vale Overseas, Ltd.
6.25%, 08/10/2026 (I)	81,000	86,366

		1,731,680

Multi-Utilities - 0.4%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	68,893
3.88%, 03/01/2024	350,000	352,873
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	179,307
Consumers Energy Co.
2.85%, 05/15/2022	121,000	120,229
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	277,229
4.15%, 05/15/2045	270,000	266,875
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	160,365
4.90%, 08/01/2041	103,000	106,232
5.25%, 08/01/2033	500,000	546,463
DTE Electric Co.
2.65%, 06/15/2022	68,000	66,413
3.70%, 03/15/2045	114,000	108,319
3.95%, 06/15/2042	101,000	96,061
DTE Energy Co.
3.85%, 12/01/2023	252,000	252,579
NiSource, Inc.
5.80%, 02/01/2042	600,000	666,722
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,342
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	135,223
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	359,911
6.13%, 09/15/2037	100,000	117,228
Sempra Energy
9.80%, 02/15/2019	400,000	400,859
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	115,095

		4,458,218

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 05/01/2028	280,000	278,395
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	302,954
Target Corp.
2.50%, 04/15/2026 (I)	300,000	287,720

		869,069

Oil, Gas & Consumable Fuels - 2.2%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	624,818
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	150,970

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	$ 214,000	$ 216,469
Apache Corp.
3.25%, 04/15/2022 (I)	88,000	87,144
4.75%, 04/15/2043	268,000	239,850
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	379,659
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	206,690
BP Capital Markets America, Inc.
3.22%, 04/14/2024	600,000	598,439
3.25%, 05/06/2022	462,000	464,938
BP Capital Markets PLC
3.81%, 02/10/2024	224,000	230,067
Buckeye Partners, LP
3.95%, 12/01/2026	45,000	40,720
4.88%, 02/01/2021	200,000	202,816
5.85%, 11/15/2043	150,000	137,364
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	200,942
5.85%, 02/01/2035	150,000	163,006
6.45%, 06/30/2033	299,000	339,244
Cenovus Energy, Inc.
5.25%, 06/15/2037	101,000	95,060
6.75%, 11/15/2039	250,000	264,011
Chevron Corp.
2.36%, 12/05/2022	80,000	78,833
2.57%, 05/16/2023	600,000	592,674
2.90%, 03/03/2024	296,000	294,549
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	325,221
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	247,422
Ecopetrol SA
5.38%, 06/26/2026	135,000	140,063
5.88%, 09/18/2023	113,000	119,921
Enable Midstream Partners, LP
4.95%, 05/15/2028	135,000	134,275
Enbridge, Inc.
4.50%, 06/10/2044	200,000	196,233
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	284,156
Encana Corp.
6.50%, 05/15/2019	150,000	151,307
7.20%, 11/01/2031	200,000	232,923
7.38%, 11/01/2031	250,000	295,656
Energy Transfer Operating, LP
3.60%, 02/01/2023	75,000	74,050
4.05%, 03/15/2025	136,000	134,344
4.75%, 01/15/2026	173,000	173,678
4.90%, 02/01/2024	159,000	164,492
6.05%, 06/01/2041	538,000	549,605
6.50%, 02/01/2042	45,000	47,913
Eni SpA
5.70%, 10/01/2040 (B)	900,000	922,683
Enterprise Products Operating LLC
3.70%, 02/15/2026	127,000	126,974
3.75%, 02/15/2025	74,000	74,905
3.90%, 02/15/2024	362,000	369,553
4.95%, 10/15/2054	33,000	32,871
5.10%, 02/15/2045	32,000	33,117
7.55%, 04/15/2038	320,000	417,521
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	305,926
4.15%, 01/15/2026	80,000	83,571

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.90%, 10/01/2027	$ 264,000	$ 239,103
Equinor ASA
3.15%, 01/23/2022	313,000	317,269
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	308,241
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	124,379
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	705,939
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	76,369
4.20%, 12/01/2042 - 10/03/2047	648,000	587,781
MPLX, LP
4.13%, 03/01/2027	155,000	151,565
4.88%, 12/01/2024	280,000	291,944
5.20%, 03/01/2047	108,000	105,762
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	29,968
4.90%, 03/15/2025	800,000	831,795
5.00%, 09/15/2023	65,000	67,330
6.65%, 10/01/2036	220,000	246,355
8.63%, 03/01/2019	150,000	150,543
Petro-Canada
7.88%, 06/15/2026	100,000	119,341
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	425,646
4.88%, 01/18/2024	81,000	76,545
5.35%, 02/12/2028	189,000	165,375
6.35%, 02/12/2048	71,000	59,633
6.38%, 02/04/2021 - 01/23/2045	513,000	482,904
6.50%, 03/13/2027	1,400,000	1,343,300
6.75%, 09/21/2047	403,000	351,215
Phillips 66
3.90%, 03/15/2028	285,000	285,721
4.30%, 04/01/2022	130,000	134,728
4.88%, 11/15/2044	40,000	41,420
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	62,735
4.90%, 10/01/2046	144,000	140,101
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	124,502
4.65%, 10/15/2025	350,000	354,963
Shell International Finance BV
4.13%, 05/11/2035	258,000	266,807
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	132,751
8.00%, 03/01/2032	105,000	136,107
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	619,501
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	617,786
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	185,263
5.50%, 02/15/2020	250,000	254,409
5.95%, 12/01/2025	150,000	162,033
6.10%, 02/15/2042	500,000	497,558
TC PipeLines, LP
3.90%, 05/25/2027	141,000	135,414
Total Capital International SA
2.70%, 01/25/2023	688,000	682,449
3.70%, 01/15/2024	160,000	164,790
3.75%, 04/10/2024	82,000	84,758
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	111,974
3.75%, 10/16/2023	135,000	137,468
4.88%, 01/15/2026	370,000	392,541

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.
7.50%, 04/15/2032	$ 100,000	$ 124,735
Western Gas Partners, LP
4.50%, 03/01/2028	68,000	65,611
5.30%, 03/01/2048	196,000	174,709
5.45%, 04/01/2044	97,000	87,635
Williams Cos., Inc.
3.90%, 01/15/2025	117,000	117,025
4.85%, 03/01/2048	249,000	241,071

		25,041,510

Personal Products - 0.0% (G)
Unilever Capital Corp.
3.38%, 03/22/2025	180,000	181,457

Pharmaceuticals - 0.3%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	211,637
Allergan, Inc.
2.80%, 03/15/2023	162,000	156,211
3.38%, 09/15/2020	125,000	125,104
Baxalta, Inc.
3.60%, 06/23/2022	20,000	19,943
5.25%, 06/23/2045	10,000	10,341
Bayer US Finance II LLC
4.70%, 07/15/2064 (B)	100,000	79,385
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	191,826
Johnson & Johnson
3.40%, 01/15/2038	432,000	414,433
4.38%, 12/05/2033	99,000	106,702
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	19,634
Mylan NV
3.95%, 06/15/2026	185,000	174,762
Mylan, Inc.
3.13%, 01/15/2023 (B)	100,000	95,094
5.40%, 11/29/2043	100,000	88,849
Novartis Capital Corp.
3.00%, 11/20/2025 (I)	395,000	391,992
Pfizer, Inc.
3.00%, 12/15/2026	412,000	404,178
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	321,043
3.20%, 09/23/2026	270,000	251,409

		3,062,543

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	311,811
3.88%, 03/20/2027 (B)	325,000	324,080

		635,891

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	254,206
5.75%, 05/01/2040	300,000	361,498
7.29%, 06/01/2036	90,000	119,296
Canadian Pacific Railway Co.
6.13%, 09/15/2115	210,000	244,080
CSX Corp.
4.25%, 06/01/2021	65,000	66,465
6.00%, 10/01/2036, MTN	340,000	397,623

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Norfolk Southern Corp.
3.25%, 12/01/2021	$ 166,000	$ 166,226
3.85%, 01/15/2024	266,000	271,802
4.05%, 08/15/2052	87,000	80,354
Ryder System, Inc.
2.50%, 05/11/2020, MTN	158,000	156,513
3.45%, 11/15/2021, MTN	42,000	42,141

		2,160,204

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	215,758
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	644,733
3.88%, 01/15/2027	200,000	183,769
Intel Corp.
3.70%, 07/29/2025	97,000	100,315
3.73%, 12/08/2047	155,000	148,684
4.10%, 05/19/2046	224,000	228,110
QUALCOMM, Inc.
2.90%, 05/20/2024	400,000	387,550
3.25%, 05/20/2027	357,000	337,869

		2,246,788

Software - 0.6%
Microsoft Corp.
2.38%, 05/01/2023	24,000	23,735
2.88%, 02/06/2024	342,000	343,891
3.30%, 02/06/2027	279,000	282,760
3.50%, 02/12/2035	277,000	273,356
4.00%, 02/12/2055	81,000	82,720
4.10%, 02/06/2037	489,000	515,269
4.20%, 11/03/2035	103,000	110,169
4.50%, 10/01/2040 - 02/06/2057	451,000	501,645
4.75%, 11/03/2055	436,000	502,639
Oracle Corp.
2.40%, 09/15/2023	324,000	315,809
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,088,740
3.90%, 05/15/2035	60,000	59,113
4.30%, 07/08/2034	600,000	628,190
5.38%, 07/15/2040	123,000	141,343
6.13%, 07/08/2039	731,000	906,212
VMware, Inc.
2.95%, 08/21/2022	521,000	505,021

		6,280,612

Specialty Retail - 0.1%
Home Depot, Inc.
2.13%, 09/15/2026	315,000	290,343
4.20%, 04/01/2043	145,000	146,977
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	116,310
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	238,872

		792,502

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	279,907
2.75%, 01/13/2025	500,000	493,004
2.85%, 05/11/2024	234,000	233,059
2.90%, 09/12/2027	597,000	576,606
3.00%, 02/09/2024 - 06/20/2027	988,000	974,918

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.20%, 05/13/2025 - 05/11/2027	$ 446,000	$ 444,440
3.25%, 02/23/2026	266,000	266,023
3.35%, 02/09/2027	603,000	604,975
3.45%, 05/06/2024 - 02/09/2045	549,000	548,441
3.75%, 09/12/2047	500,000	474,407
3.85%, 08/04/2046	207,000	199,931
4.50%, 02/23/2036	340,000	364,423
4.65%, 02/23/2046	119,000	130,448
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	500,000	522,981

		6,113,563

Tobacco - 0.0% (G)
BAT Capital Corp.
4.39%, 08/15/2037	377,000	321,243

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	258,000	241,217
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	160,806
8.63%, 01/15/2022	700,000	781,111
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	204,238

		1,387,372

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	177,180
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	234,295
4.88%, 07/11/2022 (B)	500,000	518,048

		929,523

Water Utilities - 0.0% (G)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	307,082
4.00%, 12/01/2046	172,000	165,147

		472,229

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	233,393
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	198,080
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	556,188	553,128
Vodafone Group PLC
2.95%, 02/19/2023	75,000	73,249
4.13%, 05/30/2025	313,000	313,664
5.00%, 05/30/2038	443,000	428,849
5.25%, 05/30/2048	260,000	253,085

		2,053,448

Total Corporate Debt Securities (Cost $284,969,227)		282,549,506

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (G)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	338,029

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	$ 300,000	$ 303,903
5.00%, 06/15/2045	200,000	202,702
7.38%, 09/18/2037	200,000	254,500

		761,105

Israel - 0.3%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,114,143
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	2,250,000	1,915,958

		3,030,101

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	993,026
4.13%, 01/21/2026	615,000	610,910
4.35%, 01/15/2047	183,000	163,055
4.60%, 02/10/2048	200,000	184,602
5.55%, 01/21/2045 (I)	190,000	199,597
5.75%, 10/12/2110, MTN	550,000	539,000

		2,690,190

Panama - 0.0% (G)
Panama Government International Bond
4.50%, 04/16/2050	200,000	200,702

Supranational - 0.1%
African Development Bank
8.80%, 09/01/2019	500,000	516,892

Total Foreign Government Obligations (Cost $7,687,022)		7,537,019

MORTGAGE-BACKED SECURITIES - 2.8%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	5,885	6,059
ASG Resecuritization Trust
Series 2011-1, Class 3A50,
4.19% (A), 11/28/2035 (B)	11,982	11,978
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	85,797	89,141
Series 2004-C, Class 1A1,
4.97% (A), 12/20/2034	37,862	37,879
Series 2005-E, Class 4A1,
4.66% (A), 03/20/2035	247,765	249,115
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
4.19% (A), 04/25/2033	46,556	47,294
Series 2004-C, Class 2A2,
4.15% (A), 04/25/2034	170,875	171,879
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,496,530
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B) (C)	61,995	62,968
Series 2010-RR7, Class 2A1,
3.63% (A), 07/26/2045 (B)	248,327	246,547

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.50%, 3.01% (A), 03/25/2035	$ 10,510	$ 10,476
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.46% (A), 07/25/2033	43,135	43,497
Series 2004-2, Class 14A,
3.88% (A), 05/25/2034	30,378	30,088
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.40% (A), 06/11/2041 (B)	124,440	616
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.79% (A), 12/11/2049 (B)	121,663	1,331
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.51% (A), 02/25/2037	553,399	560,322
Series 2007-A1, Class 2A1,
4.45% (A), 02/25/2037	111,892	114,806
Series 2007-A1, Class 7A1,
4.26% (A), 02/25/2037	70,315	70,524
Series 2007-A1, Class 9A1,
4.46% (A), 02/25/2037	51,727	51,398
Series 2007-A2, Class 1A1,
4.26% (A), 07/25/2037	25,804	25,856
Series 2007-A2, Class 2A1,
4.51% (A), 07/25/2037	157,925	160,649
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	112,042	114,046
Series 2004-3, Class A4,
5.75%, 04/25/2034	168,063	170,604
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	187,611	188,649
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	397	396
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	13,314	11,398
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
4.74% (A), 09/25/2033	54,113	54,559
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	61,329	60,978
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	122,403	125,026
Series 2009-10, Class 1A1,
4.33% (A), 09/25/2033 (B)	177,407	180,124
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
0.91% (A), 08/15/2048 (C)	923,768	7,569
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	574,645
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,438,601
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.65% (A), 08/15/2045	1,788,424	84,556

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	$ 50,061	$ 51,510
Series 2003-AR15, Class 3A1,
4.26% (A), 06/25/2033	97,123	97,304
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	15,144	15,147
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	96,682	98,175
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	99,981	107,611
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	124,005	130,343
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	141,236	146,532
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	471,876
CSMC Trust
Series 2010-17R, Class 1A1,
4.36% (A), 06/26/2036 (B)	26,289	26,371
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.37% (A), 02/25/2020	22,932	22,797
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (A), 11/25/2027	965,000	972,645
Series W5FX, Class AFX,
3.34% (A), 04/25/2028	970,000	974,322
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4,
4.80% (A), 12/19/2033	288,215	289,553
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.87% (A), 11/10/2039 (B)	1,076,157	7,763
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.86% (A), 09/25/2035 (B)	730,334	650,654
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.01% (A), 09/25/2035 (B)	547,750	45,954
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	272,810	279,416
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	151,700	155,240
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 3.01% (A), 06/25/2035	14,090	13,374
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,953,864
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 3.11% (A), 05/25/2035	121,756	119,691
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	48,571	50,188

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.86% (A), 05/25/2036	$ 350,094	$ 343,776
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.86% (A), 08/25/2036	164,231	159,313
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,614,196
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 2.66% (A), 05/15/2047	85,825	86,093
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.37% (A), 06/12/2043	4,026,146	4,934
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.54% (A), 07/25/2034	19,463	19,862
Series 2004-A4, Class 1A1,
4.64% (A), 09/25/2034	29,439	30,137
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	2,986	2,994
Series 2005-A1, Class 3A4,
4.48% (A), 02/25/2035	97,291	99,596
Series 2006-A2, Class 5A3,
4.62% (A), 11/25/2033	183,142	187,530
Series 2006-A3, Class 6A1,
4.09% (A), 08/25/2034	20,088	19,914
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.38% (A), 02/15/2041 (B) (C)	968,477	108
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.70% (A), 04/21/2034	202,966	208,041
Series 2004-13, Class 3A7,
4.44% (A), 11/21/2034	128,763	131,987
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	14,649	15,035
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	897	894
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	268,667	269,188
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B) (C)	34,733	34,717
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B) (C)	13,244	9,562
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.43% (A), 07/25/2033	58,298	57,264
Series 2003-A5, Class 2A6,
4.47% (A), 08/25/2033	36,583	37,752
Series 2004-1, Class 2A1,
4.21% (A), 12/25/2034	138,438	138,254
Series 2004-A4, Class A2,
4.14% (A), 08/25/2034	71,355	73,022
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 3.24% (A), 09/25/2029	115,878	111,995

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.78% (A), 12/12/2049 (B) (C)	$ 245,029	$ 2
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	458,581	459,632
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.63% (A), 12/15/2043 (B) (C)	1,413,985	14
Series 2006-T21, Class X,
0.03% (A), 10/12/2052 (B) (C)	9,298,809	93
Series 2007-HQ11, Class X,
0.33% (A), 02/12/2044 (B) (C)	784,027	235
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.63% (A), 04/25/2034	159,805	169,178
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	56,492	59,300
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	3,520	2,955
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.11% (A), 05/25/2035	59,231	58,201
RALI Trust
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	1,602	1,605
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	95,855	99,356
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	188,736	195,375
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 3.10% (A), 12/20/2034	213,875	210,003
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 3.10% (A), 12/20/2034	97,467	95,586
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 3.20% (A), 01/20/2035	98,710	92,140
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 3.16% (A), 10/19/2034	227,494	223,796
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.43% (A), 12/25/2033	55,118	55,282
Series 2004-4XS, Class 1A5,
5.22% (A), 02/25/2034	276,248	280,579
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-5H, Class A4,
5.54%, 12/25/2033	210,173	214,560
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 3.15% (A), 09/25/2043	109,224	108,246
Series 2004-1, Class II2A,
3.03% (A), 03/25/2044	51,351	50,277

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	$ 1,000,000	$ 1,008,502
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	658,315
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.33% (A), 05/10/2063 (B)	4,266,234	156,711
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2020 (C)	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	995,489
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (A), 03/15/2045 (B) (C)	5,833,461	58
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.22% (A), 06/25/2033	196,291	198,144
Series 2003-AR7, Class A7,
4.15% (A), 08/25/2033	73,139	74,981
Series 2003-AR8, Class A,
4.23% (A), 08/25/2033	30,573	31,044
Series 2003-AR9, Class 1A6,
4.33% (A), 09/25/2033	142,645	145,718
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	171,406	175,001
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 10.56% (A), 06/25/2033	7,076	7,996
Series 2003-S9, Class A8,
5.25%, 10/25/2033	90,342	91,144
Series 2004-AR3, Class A1,
3.95% (A), 06/25/2034	20,139	20,479
Series 2004-AR3, Class A2,
3.95% (A), 06/25/2034	207,145	210,643
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	5,682	5,671
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	11,545	11,601
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	187,666	195,210
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	27,687	27,871
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	59,588	64,988
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	948,439	946,949
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,846,099
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
4.68% (A), 11/25/2033	10,028	10,183
Series 2004-4, Class A9,
5.50%, 05/25/2034	123,762	125,047

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 2A1,
4.53% (A), 12/25/2034	$ 68,448	$ 69,772
Series 2004-EE, Class 2A2,
4.53% (A), 12/25/2034	17,112	17,621
Series 2004-EE, Class 3A1,
4.56% (A), 12/25/2034	23,326	24,171
Series 2004-EE, Class 3A2,
4.56% (A), 12/25/2034	34,988	36,256
Series 2004-I, Class 1A1,
4.77% (A), 07/25/2034	379,173	387,758
Series 2004-P, Class 2A1,
4.64% (A), 09/25/2034	480,121	492,698
Series 2004-R, Class 2A1,
4.73% (A), 09/25/2034	193,954	200,310
Series 2004-U, Class A1,
4.62% (A), 10/25/2034	404,547	407,020
Series 2004-V, Class 1A1,
4.58% (A), 10/25/2034	46,894	47,631
Series 2004-V, Class 1A2,
4.58% (A), 10/25/2034	20,935	21,613
Series 2004-W, Class A9,
4.85% (A), 11/25/2034	68,038	69,682
Series 2005-AR3, Class 1A1,
4.49% (A), 03/25/2035	330,850	340,085
Series 2005-AR8, Class 2A1,
4.57% (A), 06/25/2035	104,935	107,922
Series 2005-AR9, Class 2A1,
4.66% (A), 10/25/2033	47,207	47,751
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	561,788

Total Mortgage-Backed Securities (Cost $32,116,214)		32,142,935

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	727,511

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	280,000	338,763
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	849,160
5.65%, 11/01/2040	655,000	800,679

		1,988,602

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	917,664
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,463,133

		2,380,797

Total Municipal Government Obligations (Cost $4,425,781)		5,096,910

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.1%
Federal Home Loan Mortgage Corp.
3.50%, 06/01/2042 - 07/15/2042	2,552,653	2,583,258

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.70%, 3.58% (A), 06/01/2037	$ 15,714	$ 16,433
12-Month LIBOR + 1.89%, 3.99% (A), 05/01/2038	22,149	23,356
4.00%, 04/01/2043 - 01/01/2046	3,255,216	3,355,386
12-Month LIBOR + 1.98%, 4.08% (A), 04/01/2037	29,584	31,024
6-Month LIBOR + 1.52%, 4.09% (A), 05/01/2037	81,881	84,457
12-Month LIBOR + 1.70%, 4.09% (A), 02/01/2037	23,531	24,596
12-Month LIBOR + 2.06%, 4.15% (A), 05/01/2037	56,815	60,263
1-Year CMT + 2.25%, 4.20% (A), 01/01/2035	263,456	278,348
6-Month LIBOR + 1.70%, 4.20% (A), 10/01/2036	23,075	23,887
1-Year CMT + 2.25%, 4.35% (A), 07/01/2036	215,400	226,932
12-Month LIBOR + 2.35%, 4.35% (A), 03/01/2037	30,158	31,589
12-Month LIBOR + 1.59%, 4.44% (A), 12/01/2036	197,414	205,787
12-Month LIBOR + 1.67%, 4.46% (A), 12/01/2036	110,454	115,446
4.50%, 05/01/2041 - 07/01/2047	12,618,763	13,307,767
6-Month LIBOR + 2.01%, 4.51% (A), 05/01/2037	45,905	48,199
12-Month LIBOR + 1.64%, 4.52% (A), 11/01/2036	60,010	62,608
1-Year CMT + 2.43%, 4.54% (A), 12/01/2031	380,720	401,501
12-Month LIBOR + 2.18%, 4.56% (A), 05/01/2037	138,285	147,015
12-Month LIBOR + 1.82%, 4.57% (A), 09/01/2037	23,654	24,847
1-Year CMT + 2.25%, 4.58% (A), 02/01/2036	307,562	323,378
1-Year CMT + 2.36%, 4.64% (A), 10/01/2037	23,091	24,151
12-Month LIBOR + 2.33%, 4.69% (A), 05/01/2036	29,678	31,778
1-Year CMT + 2.24%, 4.74% (A), 11/01/2036	160,453	168,905
12-Month LIBOR + 2.00%, 4.88% (A), 11/01/2036	12,944	13,614
12-Month LIBOR + 1.91%, 4.91% (A), 04/01/2037	1,600	1,645
5.00%, 08/01/2040	326,880	347,634
1-Year CMT + 2.65%, 5.07% (A), 10/01/2037	95,561	94,104
12-Month LIBOR + 2.47%, 5.07% (A), 03/01/2036	103,431	110,816
5.50%, 02/01/2021 - 12/01/2035	716,575	754,431
6.00%, 12/01/2036 - 06/01/2037	206,797	222,668
6.50%, 05/01/2035 - 03/01/2038	994,665	1,120,504
7.50%, 02/01/2038 - 09/01/2038	47,561	53,457
10.00%, 03/17/2026 - 10/01/2030	28,916	30,032
11.00%, 02/17/2021	2,201	2,211
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,438,421
2.31%, 12/25/2022	3,000,000	2,948,293
2.33%, 06/25/2021	2,100,000	2,078,071
2.60%, 09/25/2020	67,514	67,204
2.72%, 07/25/2026	1,456,000	1,412,456

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
2.74%, 09/25/2025	$ 1,000,000	$ 979,033
2.81%, 09/25/2024	4,140,000	4,105,040
2.84%, 09/25/2022	1,001,000	1,002,629
2.93%, 01/25/2023	1,411,176	1,421,549
3.12%, 06/25/2027	654,000	651,222
1-Month LIBOR + 0.70%, 3.20% (A), 09/25/2022	357,410	358,161
3.24%, 04/25/2027	1,097,000	1,102,461
3.33%, 05/25/2027	590,000	593,952
3.35%, 01/25/2028	1,595,000	1,610,540
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.75% (A), 07/15/2037	641,502	639,451
1-Month LIBOR + 0.25%, 2.76% (A), 08/15/2023	151,815	151,242
1-Month LIBOR + 0.30%, 2.81% (A), 03/15/2036	34,628	34,638
1-Month LIBOR + 0.40%, 2.91% (A), 02/15/2033	36,905	36,895
1-Month LIBOR + 1.20%, 3.71% (A), 07/15/2039	26,091	26,681
4.00%, 11/15/2041 - 07/15/2042	3,444,065	3,636,389
4.50%, 06/15/2025	2,000,000	2,076,457
5.00%, 07/15/2033 - 07/15/2041	9,087,489	10,050,765
(1.50) * 1-Month LIBOR + 9.08%, 5.30% (A), 11/15/2033	72,961	75,279
5.30%, 01/15/2033	384,673	417,874
5.50%, 02/15/2022 - 01/15/2039	2,893,665	3,133,051
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	553,394	564,112
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	666,142	718,941
5.72% (A), 10/15/2038	214,057	230,193
6.00%, 05/15/2034 - 06/15/2038	1,576,784	1,744,556
6.25%, 10/15/2023	136,397	143,195
6.50%, 08/15/2021 - 06/15/2032	1,013,994	1,092,789
7.00%, 12/15/2036	434,170	493,988
7.01% (A), 11/15/2021	45,090	45,676
7.35% (A), 11/15/2046	601,785	689,387
7.50%, 11/15/2036 - 12/15/2036	513,892	595,662
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	15,939	17,972
(3.33) * 1-Month LIBOR + 17.50%, 9.14% (A), 02/15/2040	395,028	467,467
(1.83) * 1-Month LIBOR + 14.85%, 10.25% (A), 06/15/2033	30,291	35,943
(2.50) * 1-Month LIBOR + 17.45%, 11.18% (A), 02/15/2038	12,651	14,289
(4.00) * 1-Month LIBOR + 22.00%, 11.96% (A), 05/15/2035	47,178	58,559
(3.00) * 1-Month LIBOR + 20.22%, 12.69% (A), 07/15/2035	27,730	32,886
(4.50) * 1-Month LIBOR + 24.75%, 13.46% (A), 06/15/2035	64,690	89,355
(2.60) * 1-Month LIBOR + 20.93%, 14.41% (A), 08/15/2031	39,445	51,699
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.46% (A), 01/15/2040	527,704	21,700
(1.00) * 1-Month LIBOR + 6.00%, 3.49% (A), 11/15/2037 - 10/15/2040	909,644	117,484
(1.00) * 1-Month LIBOR + 6.05%, 3.54% (A), 05/15/2038	122,447	13,661
(1.00) * 1-Month LIBOR + 6.10%, 3.59% (A), 05/15/2039	73,150	3,825

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.25%, 3.74% (A), 12/15/2039	$ 203,062	$ 25,226
(1.00) * 1-Month LIBOR + 6.34%, 3.83% (A), 12/15/2039	532,076	69,340
(1.00) * 1-Month LIBOR + 6.40%, 3.89% (A), 01/15/2037	55,095	6,308
(1.00) * 1-Month LIBOR + 6.45%, 3.94% (A), 11/15/2037	24,598	2,584
4.00%, 11/15/2029 - 10/15/2037	505,968	23,261
(1.00) * 1-Month LIBOR + 6.80%, 4.29% (A), 09/15/2039	194,136	22,200
4.50%, 12/15/2024	18,577	364
5.00%, 04/15/2032 - 08/15/2040	1,247,513	157,509
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 12/15/2043	4,922,119	4,116,016
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.49% (A), 10/25/2037	387,424	406,488
3.90% (A), 08/25/2028	1,720,000	1,809,397
5.23%, 05/25/2043	835,956	906,601
6.50%, 02/25/2043	276,817	317,522
6.50% (A), 09/25/2043	123,092	139,865
7.00%, 02/25/2043 - 07/25/2043	315,149	363,835
7.50%, 02/25/2042 - 09/25/2043	393,317	456,245
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 5.19% (A), 08/15/2036	380,909	63,119
Federal National Mortgage Association
2.15%, 01/25/2023	2,500,000	2,445,384
2.37%, 04/01/2023	1,657,036	1,631,861
2.38%, 10/01/2026	1,500,000	1,432,256
2.43%, 08/01/2026	1,934,002	1,857,441
2.49% (A), 12/25/2026	2,200,000	2,101,350
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,881,635
2.61%, 06/01/2026	1,012,000	981,737
2.63%, 03/01/2026	2,957,234	2,893,287
2.64%, 06/01/2026	2,477,000	2,407,860
2.67%, 04/01/2025	1,159,258	1,140,623
2.70%, 07/01/2026	1,276,000	1,244,956
1-Month LIBOR + 0.22%, 2.73% (A), 03/25/2045 - 02/25/2046	145,128	144,923
2.80%, 10/01/2025 - 01/01/2028	15,018,860	14,846,126
2.90%, 06/25/2027	2,040,444	1,982,348
1-Month LIBOR + 0.40%, 2.91% (A), 05/25/2042	231,513	229,080
2.92%, 01/01/2025	2,510,000	2,503,493
2.93%, 06/01/2030	1,000,000	955,910
2.94% (A), 01/25/2026	3,486,000	3,455,648
2.94%, 12/01/2028	5,000,000	4,842,515
2.98%, 06/01/2027	1,715,000	1,692,684
2.99%, 08/01/2029	3,000,000	2,915,102
3.00%, 06/01/2043	1,266,901	1,251,132
3.02%, 07/01/2024 - 05/01/2030	13,218,775	12,968,470
3.04%, 06/01/2024 - 07/01/2029	6,900,306	6,796,057
3.04% (A), 03/25/2028	1,138,000	1,118,921
1-Month LIBOR + 0.55%, 3.06% (A), 08/25/2042	852,732	866,080
3.06% (A), 05/25/2027	1,700,000	1,679,009
3.08%, 12/01/2024	1,894,819	1,914,523
3.08% (A), 06/25/2027	1,771,000	1,755,660
3.09%, 09/01/2029	3,797,000	3,701,891
3.09% (A), 02/25/2030	815,000	795,677
3.11%, 03/01/2027	1,973,168	1,979,066
3.15%, 04/01/2031	3,187,765	3,190,637
3.17%, 02/01/2030	984,816	970,621

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.18% (A), 04/25/2029	$ 1,419,000	$ 1,397,482
3.21%, 03/01/2029	5,000,000	4,958,957
3.24%, 06/01/2026	924,147	935,604
3.28%, 11/01/2030	1,995,211	1,968,278
3.29%, 08/01/2026	2,000,000	2,030,385
3.32%, 04/01/2029	5,000,000	5,003,841
3.37%, 05/01/2037	936,913	933,279
3.38%, 12/01/2029	796,378	799,090
3.38% (A), 07/25/2028	2,032,000	2,051,676
1-Month LIBOR + 0.93%, 3.40% (A), 11/25/2022	666,827	672,286
3.45%, 04/01/2029	3,867,000	3,912,958
3.50%, 04/01/2043 - 01/01/2044	2,710,717	2,733,631
3.52%, 10/01/2029	814,791	837,717
3.57%, 07/01/2028	2,491,611	2,551,542
3.59%, 01/01/2031	949,616	969,169
3.73%, 05/01/2029	860,168	892,117
12-Month LIBOR + 1.68%, 3.76% (A), 04/01/2036	42,462	44,536
3.76%, 12/01/2035	1,913,172	1,959,075
6-Month LIBOR + 1.28%, 3.78% (A), 09/01/2036	35,880	36,781
12-Month LIBOR + 1.72%, 3.81% (A), 04/01/2037	22,094	23,186
3.82%, 07/01/2030	2,502,000	2,603,868
6-Month LIBOR + 1.29%, 3.89% (A), 07/01/2037	83,303	85,273
3.90%, 09/01/2021	879,159	901,580
3.97%, 12/01/2025	414,310	437,308
4.00%, 04/01/2020 - 06/01/2047	5,152,278	5,299,992
4.02%, 11/01/2028	643,896	682,620
6-Month LIBOR + 1.50%, 4.04% (A), 02/01/2037	57,613	59,390
6-Month LIBOR + 1.54%, 4.04% (A), 02/01/2037	21,381	22,066
4.05%, 01/01/2021	6,065,000	6,208,203
12-Month LIBOR + 1.40%, 4.17% (A), 11/01/2037	45,506	47,195
12-Month LIBOR + 1.46%, 4.21% (A), 09/01/2037	36,809	38,486
12-Month LIBOR + 1.84%, 4.22% (A), 05/01/2036	87,868	92,615
4.23%, 02/01/2029	4,061,959	4,374,913
4.25%, 04/01/2021	2,500,000	2,568,463
4.26%, 07/01/2021	2,411,054	2,488,600
1-Year CMT + 2.08%, 4.33% (A), 11/01/2037	93,913	98,467
4.34%, 06/01/2021	7,000,000	7,234,595
12-Month LIBOR + 1.62%, 4.37% (A), 09/01/2036	129,452	134,506
12-Month LIBOR + 1.65%, 4.38% (A), 07/01/2037	34,660	36,270
4.45%, 07/01/2026	1,336,631	1,452,676
12-Month LIBOR + 1.77%, 4.48% (A), 10/01/2036	24,874	25,891
4.50%, 08/01/2021	3,000,000	3,118,929
12-Month LIBOR + 1.75%, 4.50% (A), 08/01/2036	9,262	9,364
12-Month LIBOR + 1.82%, 4.55% (A), 06/01/2036	88,635	93,367
4.55%, 06/25/2043	109,478	114,480
12-Month LIBOR + 1.80%, 4.61% (A), 07/01/2037	28,612	30,151
12-Month LIBOR + 1.78%, 4.65% (A), 12/01/2036	33,942	35,694
12-Month LIBOR + 1.82%, 4.70% (A), 09/01/2036	18,104	18,999

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
12-Month LIBOR + 1.88%, 4.75% (A), 11/01/2036	$ 28,761	$ 30,276
12-Month LIBOR + 2.38%, 4.78% (A), 03/01/2036	97,889	105,008
12-Month LIBOR + 1.94%, 4.81% (A), 12/01/2036	51,590	54,052
5.00%, 04/01/2022 - 08/01/2040	844,153	895,679
6-Month LIBOR + 2.50%, 5.06% (A), 03/01/2036	198,161	211,612
12-Month LIBOR + 2.21%, 5.06% (A), 11/01/2036	9,085	9,588
12-Month LIBOR + 2.37%, 5.10% (A), 08/01/2037	28,459	30,208
5.50%, 11/01/2032 - 07/01/2037	1,424,393	1,532,258
6.00%, 03/01/2019 - 11/01/2037	2,539,943	2,709,935
6.50%, 06/01/2023 - 07/25/2042	1,645,724	1,823,360
7.00%, 12/25/2033 - 02/25/2044	1,185,982	1,346,537
7.50%, 10/01/2037 - 12/25/2045	714,953	815,591
8.00%, 10/01/2031	61,608	68,033
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.89% (A), 06/27/2036	187,765	184,266
1-Month LIBOR + 0.24%, 2.75% (A), 10/25/2046	133,185	132,954
1-Month LIBOR + 0.29%, 2.80% (A), 07/25/2036	122,524	122,321
1-Month LIBOR + 0.40%, 2.91% (A), 06/25/2037	31,612	31,782
3.00%, 01/25/2046	867,146	862,791
1-Month LIBOR + 0.55%, 3.06% (A), 08/25/2041	345,254	348,328
1-Month LIBOR + 0.60%, 3.11% (A), 04/25/2040	276,253	278,179
3.50%, 02/25/2043	1,062,887	1,084,955
4.27% (A), 12/25/2039	164,864	175,718
4.50%, 02/25/2039 - 05/25/2041	1,249,280	1,320,728
5.50%, 08/25/2025 - 10/25/2040	7,261,606	7,932,883
5.61% (A), 01/25/2032	61,573	63,817
5.75% (A), 05/25/2051	229,979	249,451
5.75%, 08/25/2034	1,000,000	1,085,676
5.89% (A), 12/25/2042	115,594	124,383
5.98% (A), 06/25/2040	162,954	179,351
6.00%, 03/25/2029 - 12/25/2049	2,274,446	2,484,015
6.23% (A), 02/25/2040	205,107	224,952
6.25%, 09/25/2038	30,274	33,172
6.44% (A), 03/25/2040	253,757	284,904
6.50%, 04/18/2028 - 11/25/2041	783,111	869,351
6.75%, 04/25/2037	61,390	67,074
7.00%, 03/25/2038 - 11/25/2041	1,832,672	2,062,244
7.50%, 05/17/2024	85,432	91,446
(2.00) * 1-Month LIBOR + 12.66%, 7.64% (A), 03/25/2040	260,385	289,202
8.00%, 02/25/2023	323,508	344,876
(3.33) * 1-Month LIBOR + 17.67%, 9.30% (A), 04/25/2040	206,446	248,419
(2.50) * 1-Month LIBOR + 16.88%, 10.60% (A), 08/25/2035 - 10/25/2035	72,355	86,976
(2.75) * 1-Month LIBOR + 17.88%, 10.97% (A), 09/25/2024	94,710	104,862
(2.00) * 1-Month LIBOR + 16.20%, 11.18% (A), 01/25/2034	18,445	20,222
(2.75) * 1-Month LIBOR + 19.53%, 12.62% (A), 05/25/2034	119,378	157,630
(2.75) * 1-Month LIBOR + 20.13%, 13.23% (A), 05/25/2035	153,773	181,172

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
(3.33) * 1-Month LIBOR + 22.67%, 14.30% (A), 04/25/2037	$ 67,396	$ 89,824
(3.67) * 1-Month LIBOR + 24.57%, 15.36% (A), 11/25/2035	74,412	98,299
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.28% (A), 04/25/2041	334,407	16,833
1.32% (A), 01/25/2038	75,937	2,787
(1.00) * 1-Month LIBOR + 4.44%, 1.93% (A), 11/25/2040	970,241	56,602
(1.00) * 1-Month LIBOR + 5.00%, 2.49% (A), 07/25/2040	986,494	105,079
3.00%, 01/25/2021	217,186	5,107
(1.00) * 1-Month LIBOR + 5.90%, 3.39% (A), 10/25/2039	41,302	4,257
(1.00) * 1-Month LIBOR + 6.00%, 3.49% (A), 02/25/2038 - 06/25/2039	687,918	67,868
(1.00) * 1-Month LIBOR + 6.18%, 3.67% (A), 12/25/2039	13,698	1,585
(1.00) * 1-Month LIBOR + 6.25%, 3.74% (A), 01/25/2040	274,977	35,027
(1.00) * 1-Month LIBOR + 6.35%, 3.84% (A), 12/25/2037	524,005	58,423
(1.00) * 1-Month LIBOR + 6.40%, 3.89% (A), 07/25/2037 - 05/25/2040	692,247	95,820
(1.00) * 1-Month LIBOR + 6.42%, 3.91% (A), 04/25/2040	99,692	13,082
(1.00) * 1-Month LIBOR + 6.45%, 3.94% (A), 10/25/2037 - 12/25/2037	302,507	41,730
(1.00) * 1-Month LIBOR + 6.62%, 4.11% (A), 07/25/2037	143,441	16,931
(1.00) * 1-Month LIBOR + 6.65%, 4.14% (A), 10/25/2026 - 03/25/2039	599,919	66,164
(1.00) * 1-Month LIBOR + 6.70%, 4.19% (A), 03/25/2036	1,138,769	196,574
(1.00) * 1-Month LIBOR + 6.99%, 4.48% (A), 03/25/2038	147,854	27,546
(1.00) * 1-Month LIBOR + 7.10%, 4.59% (A), 02/25/2040	124,669	19,956
5.00%, 07/25/2039	79,820	14,558
5.50%, 10/25/2039	112,919	20,590
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	3,217,037	2,800,897
Federal National Mortgage Association REMICS
Zero Coupon, 10/09/2019	4,865,000	4,778,192
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	434,953	399,058
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	886,405
3.68% (A), 01/25/2048 (B)	1,405,000	1,345,540
3.68% (A), 01/25/2048 (B)	4,355,000	4,268,390
3.83% (A), 11/25/2047 (B)	2,000,000	1,937,860
3.84% (A), 07/25/2049 (B)	750,000	763,171
4.07% (A), 11/25/2047 (B)	853,000	839,535
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.80% (A), 03/20/2060	9,781	9,763
1-Month LIBOR + 0.47%, 2.82% (A), 05/20/2063	1,606,746	1,608,290
1-Month LIBOR + 0.50%, 2.85% (A), 06/20/2067	2,231,151	2,237,426
1-Month LIBOR + 0.52%, 2.87% (A), 10/20/2062	1,342,196	1,344,993

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.53%, 2.88% (A), 10/20/2062	$ 1,110,531	$ 1,121,375
1-Month LIBOR + 0.58%, 2.93% (A), 05/20/2066	1,369,623	1,372,458
1-Month LIBOR + 0.60%, 2.95% (A), 11/20/2065	2,847,516	2,867,740
1-Month LIBOR + 0.65%, 3.00% (A), 05/20/2061 - 01/20/2066	5,899,394	5,945,050
1-Month LIBOR + 0.70%, 3.05% (A), 05/20/2061 - 03/20/2066	4,983,576	5,029,214
1-Month LIBOR + 1.00%, 3.35% (A), 12/20/2066	784,399	800,789
4.50%, 11/20/2034	944,746	1,010,952
(1.15) * 1-Month LIBOR + 7.67%, 4.78% (A), 03/17/2033	8,174	8,174
5.50%, 01/16/2033 - 09/20/2039	3,790,817	4,095,768
5.75%, 02/20/2036 - 10/20/2037	606,684	647,557
5.82% (A), 10/20/2033	232,550	255,648
6.00%, 11/20/2033 - 08/20/2038	864,312	947,860
6.13%, 06/16/2031	1,584,000	1,581,968
6.50%, 12/20/2031 - 12/15/2035	961,252	1,057,711
7.00%, 09/15/2031 - 10/16/2040	878,476	975,598
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	12,821	13,623
7.50%, 09/16/2035 - 10/15/2037	160,427	182,181
(1.83) * 1-Month LIBOR + 14.70%, 10.10% (A), 11/17/2032	20,463	22,133
(2.92) * 1-Month LIBOR + 17.50%, 10.20% (A), 02/20/2034	50,017	59,366
(3.50) * 1-Month LIBOR + 23.28%, 14.51% (A), 04/20/2037	135,111	172,184
Government National Mortgage Association, Interest Only STRIPS
1.61% (A), 06/20/2067	4,852,223	475,258
(1.00) * 1-Month LIBOR + 5.83%, 3.33% (A), 02/20/2038	68,092	7,504
(1.00) * 1-Month LIBOR + 5.90%, 3.40% (A), 09/20/2038	442,925	55,909
(1.00) * 1-Month LIBOR + 5.95%, 3.45% (A), 02/20/2039 - 06/20/2039	178,429	19,127
(1.00) * 1-Month LIBOR + 6.00%, 3.50% (A), 02/20/2038	731,169	102,245
(1.00) * 1-Month LIBOR + 6.04%, 3.54% (A), 02/20/2039	58,950	5,015
(1.00) * 1-Month LIBOR + 6.05%, 3.54% (A), 08/16/2039	272,542	28,487
(1.00) * 1-Month LIBOR + 6.09%, 3.59% (A), 09/20/2039	428,592	42,232
(1.00) * 1-Month LIBOR + 6.10%, 3.59% (A), 07/16/2039	279,024	27,192
(1.00) * 1-Month LIBOR + 6.10%, 3.60% (A), 11/20/2034	350,978	40,773
(1.00) * 1-Month LIBOR + 6.15%, 3.65% (A), 07/20/2038	532,678	71,372
(1.00) * 1-Month LIBOR + 6.20%, 3.70% (A), 03/20/2037 - 06/20/2038	186,839	20,953
(1.00) * 1-Month LIBOR + 6.30%, 3.80% (A), 03/20/2039	12,643	174
(1.00) * 1-Month LIBOR + 6.40%, 3.89% (A), 06/16/2039 - 11/16/2039	366,605	35,813
(1.00) * 1-Month LIBOR + 6.40%, 3.90% (A), 12/20/2038	90,278	6,106
4.00%, 09/16/2037	10,429	1
(1.00) * 1-Month LIBOR + 6.55%, 4.04% (A), 11/16/2033	76,640	8,270
(1.00) * 1-Month LIBOR + 6.55%, 4.05% (A), 11/20/2037	44,512	5,341

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.60%, 4.10% (A), 05/20/2041	$ 292,470	$ 43,159
(1.00) * 1-Month LIBOR + 6.68%, 4.18% (A), 07/20/2037	275,424	34,285
(1.00) * 1-Month LIBOR + 6.70%, 4.20% (A), 06/20/2037	527,073	73,011
(1.00) * 1-Month LIBOR + 7.30%, 4.80% (A), 12/20/2038	291,747	37,598
(1.00) * 1-Month LIBOR + 7.60%, 5.10% (A), 09/20/2038	34,135	4,714
(1.00) * 1-Month LIBOR + 7.70%, 5.19% (A), 04/16/2038	26,704	4,092
6.50%, 03/20/2039	38,663	8,474
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,119,993	953,860
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,562,258
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	46,791	46,659
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,755,000	6,022,487
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	170,000	135,562
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	414,025
4.63%, 09/15/2060	451,000	545,059
5.88%, 04/01/2036	2,565,000	3,336,678
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 05/01/2030	3,800,000	3,019,756
Vendee Mortgage Trust
6.75%, 06/15/2028	251,996	278,054
7.25%, 02/15/2023	246,009	262,766

Total U.S. Government Agency Obligations (Cost $365,474,447)		358,664,531

U.S. GOVERNMENT OBLIGATIONS - 25.2%
U.S. Treasury - 24.5%
U.S. Treasury Bond
2.50%, 02/15/2045	2,300,000	2,091,113
2.75%, 08/15/2042 - 11/15/2042	3,548,000	3,407,941
2.88%, 08/15/2045	2,000,000	1,955,000
3.00%, 02/15/2048	430,000	428,875
3.13%, 02/15/2043 - 05/15/2048	5,716,000	5,851,879
3.38%, 05/15/2044	3,000,000	3,204,844
3.50%, 02/15/2039	2,700,000	2,966,731
3.63%, 08/15/2043 - 02/15/2044	10,190,000	11,325,039
3.75%, 11/15/2043	20,490,000	23,222,534
3.88%, 08/15/2040	5,000,000	5,766,602
4.25%, 05/15/2039	1,100,000	1,334,137
4.38%, 02/15/2038 - 05/15/2041	5,345,000	6,593,360
4.50%, 02/15/2036 - 08/15/2039	3,796,000	4,715,994
5.38%, 02/15/2031	29,000	36,963
U.S. Treasury Bond, Principal Only STRIPS
05/15/2020 - 11/15/2041	114,965,000	90,216,837
11/15/2030 (I)	110,000	79,068
U.S. Treasury Note
1.50%, 02/28/2023 - 08/15/2026	5,142,000	4,949,718
1.63%, 11/30/2020 - 02/15/2026	11,088,400	10,765,290
1.75%, 02/28/2022 - 05/15/2023	24,699,000	24,113,952

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
1.88%, 08/31/2022 - 08/31/2024	$ 4,398,000	$ 4,308,998
2.00%, 10/31/2021 - 11/15/2026	15,715,800	15,499,543
2.13%, 01/31/2021 - 03/31/2024	10,279,000	10,128,280
2.25%, 11/15/2024 - 02/15/2027	4,155,000	4,093,580
2.38%, 08/15/2024	18,000,000	17,906,484
2.50%, 08/15/2023 - 05/15/2024	10,148,000	10,169,331
2.63%, 05/15/2021	2,663,600	2,672,860
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,421,430
2.88%, 05/31/2025 - 05/15/2028	8,101,300	8,266,990

		282,493,373

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,935,100	3,409,035
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	4,098,052	4,033,221
1.38%, 01/15/2020	1,413,921	1,416,020

		8,858,276

Total U.S. Government Obligations (Cost $289,529,563)		291,351,649

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (L)	4,672,050	4,672,050

Total Other Investment Company (Cost $4,672,050)		4,672,050

REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (L), dated 01/31/2019, to be repurchased at $10,724,604 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $10,940,877.	$ 10,724,172	10,724,172

Total Repurchase Agreement (Cost $10,724,172)		10,724,172

Total Investments (Cost $1,167,682,037)		1,160,765,960
Net Other Assets (Liabilities) - (0.6)%		(6,973,454)

Net Assets - 100.0%		$ 1,153,792,506

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2019 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$163,471,516	$4,555,672	$168,027,188
Corporate Debt Securities	—	282,535,173	14,333	282,549,506
Foreign Government Obligations	—	7,537,019	—	7,537,019
Mortgage-Backed Securities	—	32,142,935	—	32,142,935
Municipal Government Obligations	—	5,096,910	—	5,096,910
U.S. Government Agency Obligations	—	358,664,531	—	358,664,531
U.S. Government Obligations	—	291,351,649	—	291,351,649
Other Investment Company	4,672,050	—	—	4,672,050
Repurchase Agreement	—	10,724,172	—	10,724,172

Total Investments	$4,672,050	$1,151,523,905	$4,570,005	$1,160,765,960

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (F)	$—	$—	$1,214,656	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $215,943,614, representing 18.7% of the Fund’s net assets.
(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $31,449,587, representing 2.7% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the total value of securities is $4,570,005, representing 0.4% of the Fund’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,574,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2019; the maturity date disclosed is the ultimate maturity date.
(K)	Perpetual maturity. The date displayed is the next call date.
(L)	Rates disclosed reflect the yields at January 31, 2019.
(M)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2019. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2019 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 3.2%
United Technologies Corp.	150,788	$ 17,803,539

Airlines - 2.3%
Southwest Airlines Co.	219,941	12,483,851

Banks - 13.8%
Bank of America Corp.	634,628	18,067,859
JPMorgan Chase & Co.	189,525	19,615,837
US Bancorp	382,787	19,583,383
Wells Fargo & Co.	393,226	19,232,684

		76,499,763

Building Products - 3.1%
Johnson Controls International PLC	514,000	17,357,780

Capital Markets - 3.1%
State Street Corp.	240,184	17,029,046

Chemicals - 5.6%
DowDuPont, Inc.	308,362	16,592,959
Linde PLC	90,258	14,712,957

		31,305,916

Consumer Finance - 2.9%
American Express Co.	156,450	16,067,415

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	429,135	12,899,798
Verizon Communications, Inc.	300,441	16,542,282

		29,442,080

Electric Utilities - 7.3%
Entergy Corp.	231,265	20,626,526
Exelon Corp.	421,291	20,120,858

		40,747,384

Energy Equipment & Services - 2.6%
Schlumberger, Ltd.	329,016	14,545,797

Equity Real Estate Investment Trusts - 3.0%
HCP, Inc.	534,431	16,855,954

Food & Staples Retailing - 1.7%
Walmart, Inc.	97,546	9,347,833

Food Products - 1.5%
Tyson Foods, Inc., Class A	138,385	8,568,799

Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	158,159	7,903,205
CVS Health Corp.	265,258	17,387,662

		25,290,867

Household Durables - 1.3%
Whirlpool Corp.	53,302	7,089,699

Industrial Conglomerates - 3.4%
General Electric Co.	1,851,764	18,813,922

IT Services - 2.3%
International Business Machines Corp.	95,502	12,837,379

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.1%
Stanley Black & Decker, Inc.	137,867	$ 17,431,903

Multi-Utilities - 2.9%
Dominion Energy, Inc.	231,274	16,244,686

Oil, Gas & Consumable Fuels - 10.6%
BP PLC, ADR	399,752	16,437,802
ConocoPhillips	125,532	8,497,261
Occidental Petroleum Corp.	121,736	8,129,530
Phillips 66	174,284	16,628,437
Valero Energy Corp.	102,592	9,009,629

		58,702,659

Pharmaceuticals - 7.7%
Johnson & Johnson	103,178	13,730,928
Pfizer, Inc.	380,775	16,163,899
Sanofi, ADR	294,879	12,812,493

		42,707,320

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	112,803	10,847,136

Tobacco - 2.4%
Philip Morris International, Inc.	169,919	13,036,186

Total Common Stocks (Cost $472,618,278)		531,056,914

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 1.45% (A), dated 01/31/2019, to be repurchased at $17,904,075 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $18,265,271.	$ 17,903,354	17,903,354

Total Repurchase Agreement (Cost $17,903,354)		17,903,354

Total Investments (Cost $490,521,632)		548,960,268
Net Other Assets (Liabilities) - 1.1%		5,979,359

Net Assets - 100.0%		$ 554,939,627

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$531,056,914	$—	$—	$531,056,914
Repurchase Agreement	—	17,903,354	—	17,903,354

Total Investments	$531,056,914	$17,903,354	$—	$548,960,268

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2019.
(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 84.4%
International Equity Fund - 8.4%
iShares MSCI EAFE ETF	25,114	$ 1,574,145

International Fixed Income Fund - 12.7%
Vanguard Total International Bond ETF (A)	43,108	2,361,887

U.S. Equity Funds - 50.6%
iShares Russell 1000 Growth ETF (A)	27,598	3,932,991
iShares Russell 1000 Value ETF	33,015	3,946,283
iShares Russell 2000 ETF (A)	10,582	1,577,353

		9,456,627

U.S. Fixed Income Fund - 12.7%
iShares Core U.S. Aggregate Bond ETF	21,991	2,363,153

Total Exchange-Traded Funds (Cost $13,877,422)		15,755,812

OTHER INVESTMENT COMPANY - 11.5%
Securities Lending Collateral - 11.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	2,152,534	2,152,534

Total Other Investment Company (Cost $2,152,534)		2,152,534

	Principal	Value
REPURCHASE AGREEMENT - 19.8%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $3,699,940 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,773,942.	$ 3,699,791	3,699,791

Total Repurchase Agreement (Cost $3,699,791)		3,699,791

Total Investments Excluding Purchased Options (Cost $19,729,747)		21,608,137
Total Purchased Options - 1.0% (Cost $182,711)		174,211

Total Investments (Cost $19,912,458)		21,782,348
Net Other Assets (Liabilities) - (16.6)%		(3,094,944)

Net Assets - 100.0%		$ 18,687,404

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	12/20/2019	USD	270,410	1	$7,808	$3,625
Put - S&P 500® Index	USD	2,250.00	12/20/2019	USD	1,081,640	4	25,572	19,720
Put - S&P 500® Index	USD	2,300.00	12/20/2019	USD	270,410	1	6,491	5,686
Put - S&P 500® Index	USD	2,325.00	12/20/2019	USD	270,410	1	7,753	6,085
Put - S&P 500® Index	USD	2,350.00	12/20/2019	USD	811,230	3	21,515	18,960
Put - S&P 500® Index	USD	2,400.00	12/20/2019	USD	1,622,460	6	41,098	42,600
Put - S&P 500® Index	USD	2,500.00	12/20/2019	USD	540,820	2	15,406	18,400
Put - S&P 500® Index	USD	2,550.00	12/20/2019	USD	1,081,640	4	33,732	43,320
Put - S&P 500® Index	USD	2,100.00	12/20/2019	USD	270,410	1	6,903	3,200
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	270,410	1	7,763	5,970
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	270,410	1	8,670	6,645

Total							$182,711	$174,211

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,755,812	$—	$—	$15,755,812
Other Investment Company	2,152,534	—	—	2,152,534
Repurchase Agreement	—	3,699,791	—	3,699,791
Exchange-Traded Options Purchased	174,211	—	—	174,211

Total Investments	$18,082,557	$3,699,791	$—	$21,782,348

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,107,676. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Fixed Income Funds - 24.2%
iShares Emerging Markets High Yield Bond ETF (A)	125,615	$ 5,893,856
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	443,348	10,312,274
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	950,087	33,034,525

		49,240,655

U.S. Equity Funds - 23.5%
Global SuperDividend US ETF (A)	1,655,905	39,493,334
Invesco S&P 500 High Dividend Low Volatility ETF	200,658	8,303,228

		47,796,562

U.S. Fixed Income Funds - 44.8%
iShares 20+ Year Treasury Bond ETF (A)	72,174	8,803,063
iShares Core 10+ Year USD Bond ETF	39,922	2,424,535
iShares MBS ETF	60,166	6,346,911
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	1,457,272	39,404,635
Vanguard Long-Term Bond ETF (A)	383,454	34,181,090

		91,160,234

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Mixed Allocation Fund - 7.5%
Global X MLP ETF (A)	1,740,490	$ 15,194,478

Total Exchange-Traded Funds (Cost $213,172,878)		203,391,929

OTHER INVESTMENT COMPANY - 15.8%
Securities Lending Collateral - 15.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (B)	32,033,358	32,033,358

Total Other Investment Company (Cost $32,033,358)		32,033,358

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $501,855 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $513,012.	$ 501,835	501,835

Total Repurchase Agreement (Cost $501,835)		501,835

Total Investments (Cost $245,708,071)		235,927,122
Net Other Assets (Liabilities) - (16.0)%		(32,559,038)

Net Assets - 100.0%		$ 203,368,084

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$203,391,929	$—	$—	$203,391,929
Other Investment Company	32,033,358	—	—	32,033,358
Repurchase Agreement	—	501,835	—	501,835

Total Investments	$235,425,287	$501,835	$—	$235,927,122

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,246,730. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 36.1%
Argentina - 1.8%
Genneia SA
8.75%, 01/20/2022 (A)	$ 1,345,000	$ 1,247,084
Pampa Energia SA
7.38%, 07/21/2023 (A)	1,818,000	1,722,573
7.50%, 01/24/2027 (A) (B)	4,655,000	4,131,313
YPF SA
8.50%, 03/23/2021 - 07/28/2025 (A)	4,980,000	4,939,783

		12,040,753

Austria - 2.0%
JBS Investments GmbH
6.25%, 02/05/2023 (A) (B)	2,900,000	2,914,500
Suzano Austria GMBH
6.00%, 01/15/2029 (A)	3,340,000	3,494,475
Suzano Austria GmbH
7.00%, 03/16/2047 (A)	6,208,000	6,720,160

		13,129,135

Bahrain - 0.3%
Oil & Gas Holding Co.
7.63%, 11/07/2024 (A)	1,900,000	2,015,794

Bermuda - 1.0%
Digicel Group One, Ltd.
8.25%, 12/30/2022 (B)	2,823,000	2,328,975
Digicel Group Two, Ltd.
8.25%, 09/30/2022 (A) (B)	3,582,000	1,916,370
PIK Rate 9.13%, Cash Rate 7.13%, 9.13%, 04/01/2024 (A) (C)	4,823,000	2,122,120

		6,367,465

Brazil - 0.9%
Oi SA
PIK Rate 10.0%, Cash Rate 8.00%, 10.00%, 07/27/2025 (C)	3,050,000	2,787,361
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (D)	2,575,000	1,548,219
5.38%, 09/26/2024 (A) (D)	800,000	493,760
5.75%, 10/24/2023 (A) (D)	2,105,000	1,309,731

		6,139,071

Canada - 1.1%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A) (B)	5,565,000	5,043,281
Vale Canada, Ltd.
7.20%, 09/15/2032	2,220,000	2,308,800

		7,352,081

Cayman Islands - 3.3%
Alibaba Group Holding, Ltd.
3.40%, 12/06/2027	3,410,000	3,256,359
Baidu, Inc.
4.88%, 11/14/2028	3,450,000	3,587,496
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 (A)	3,400,000	3,513,377
Lima Metro Line 2 Finance, Ltd.
5.88%, 07/05/2034 (A)	2,765,000	2,820,300

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	$ 2,557,500	$ 2,480,775
Sands China, Ltd.
5.40%, 08/08/2028	1,645,000	1,624,624
Termocandelaria Power, Ltd.
7.88%, 01/30/2029 (A)	1,900,000	1,954,625
Vale Overseas, Ltd.
6.88%, 11/10/2039	2,765,000	3,068,873

		22,306,429

Chile - 0.4%
Cencosud SA
4.38%, 07/17/2027 (A) (B)	2,800,000	2,550,100

Ecuador - 0.6%
Petroamazonas EP
4.63%, 02/16/2020 - 11/06/2020 (A)	4,500,000	4,306,408

India - 0.4%
Bharti Airtel, Ltd.
4.38%, 06/10/2025 (A) (B)	2,740,000	2,568,000

Indonesia - 0.5%
Pelabuhan Indonesia II PT
5.38%, 05/05/2045 (A)	3,765,000	3,576,750

Ireland - 0.9%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	3,670,000	3,495,675
7.50%, 10/15/2026 (A)	2,195,000	2,179,218

		5,674,893

Israel - 0.4%
Israel Chemicals, Ltd.
6.38%, 05/31/2038 (E)	2,335,000	2,397,788

Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (A)	2,550,000	2,722,125

Luxembourg - 3.3%
Altice Luxembourg SA
7.63%, 02/15/2025 (A)	6,050,000	5,142,500
Atento Luxco 1 SA
6.13%, 08/10/2022 (A)	1,110,000	1,085,025
CSN Resources SA
6.50%, 07/21/2020 (B) (E)	8,200,000	8,074,540
6.50%, 07/21/2020 (A) (B)	1,310,000	1,289,957
Millicom International Cellular SA
6.63%, 10/15/2026 (A)	2,820,000	2,883,450
Minerva Luxembourg SA
5.88%, 01/19/2028 (A)	4,000,000	3,600,000

		22,075,472

Mexico - 4.0%
Banco Mercantil del Norte SA
Fixed until 10/04/2026, 5.75% (F), 10/04/2031 (A)	5,675,000	5,320,880
Cometa Energia SA de CV
6.38%, 04/24/2035 (A)	2,768,535	2,658,070
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (G), 5.95% (F) (A) (B)	4,260,000	4,211,862
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	2,861,000	2,534,560

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos
3-Month LIBOR + 3.65%, 6.42% (F), 03/11/2022	$ 2,200,000	$ 2,219,800
6.50%, 01/23/2029	2,770,000	2,610,032
6.75%, 09/21/2047	6,150,000	5,359,725
8.63%, 02/01/2022	1,450,000	1,570,539

		26,485,468

Mongolia - 0.5%
Mongolian Mortgage Corp. Hfc LLC
9.75%, 01/29/2022 (A)	3,200,000	3,199,040

Netherlands - 1.6%
Braskem Netherlands Finance BV
4.50%, 01/10/2028 (A)	4,930,000	4,800,587
IHS Netherlands Holdco BV
9.50%, 10/27/2021 (A)	2,800,000	2,883,054
Minejesa Capital BV
4.63%, 08/10/2030 (A)	3,400,000	3,194,212

		10,877,853

Nigeria - 0.5%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	3,295,000	3,360,900

Northern Mariana Islands - 0.8%
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026 (A)	4,960,000	4,993,480

Panama - 0.7%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048 (A)	4,590,000	4,744,913

Republic of South Africa - 1.1%
Eskom Holdings SOC, Ltd.
6.35%, 08/10/2028 (A)	2,260,000	2,315,483
7.85%, 04/02/2026, MTN	ZAR 72,000,000	4,885,876

		7,201,359

Singapore - 0.7%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039 (A) (H)	$2,570,000	2,684,790
Medco Platinum Road Pte, Ltd.
6.75%, 01/30/2025 (A)	2,260,000	2,061,238

		4,746,028

Spain - 0.5%
AI Candelaria Spain SLU
7.50%, 12/15/2028 (A)	3,690,000	3,630,960

Turkey - 3.2%
Mersin Uluslararasi Liman Isletmeciligi AS
5.88%, 08/12/2020 (E)	2,240,000	2,242,159
QNB Finansbank AS
4.88%, 05/19/2022 (A)	5,825,000	5,592,524
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (A)	5,410,000	4,956,642
Turkiye Is Bankasi AS
6.13%, 04/25/2024 (A)	5,000,000	4,456,460
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/2023 (A)	4,300,000	3,968,694

		21,216,479

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Arab Emirates - 0.8%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	$ 4,060,000	$ 3,978,475
Oztel Holdings SPC, Ltd.
6.63%, 04/24/2028 (A)	1,385,000	1,305,197

		5,283,672

United Kingdom - 1.6%
MARB BondCo PLC
6.88%, 01/19/2025 (A)	4,530,000	4,328,460
Tullow Oil PLC
7.00%, 03/01/2025 (A)	2,520,000	2,454,525
Vedanta Resources PLC
6.13%, 08/09/2024 (A) (B)	4,455,000	4,052,142

		10,835,127

United States - 1.6%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	3,650,000	4,110,812
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,425,000	2,085,500
SASOL Financing USA LLC
6.50%, 09/27/2028	4,500,000	4,750,604

		10,946,916

Venezuela - 0.4%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (I)	3,870,000	979,110
8.50%, 10/27/2020 (I)	1,945,000	1,822,465

		2,801,575

Virgin Islands, British - 0.8%
GTL Trade Finance, Inc.
7.25%, 04/16/2044 (A)	5,075,000	5,454,102

Total Corporate Debt Securities (Cost $240,838,690)		241,000,136

FOREIGN GOVERNMENT OBLIGATIONS - 57.8%
Angola - 0.7%
Angola Government International Bond
8.25%, 05/09/2028 (A)	4,375,000	4,505,200

Argentina - 5.5%
Argentina Republic Government International Bond
2.50% (J), 12/31/2038	12,975,000	7,687,687
4.63%, 01/11/2023	6,925,000	5,938,188
5.63%, 01/26/2022	3,500,000	3,176,250
6.63%, 07/06/2028 (B)	7,230,000	5,950,362
7.13%, 07/06/2036	5,965,000	4,709,368
Argentina Republic Government International Bond, Interest Only STRIPS
5.00% Argentina GDP growth over base of 3.00%, 0.00% (F) (O), 12/15/2035	19,120,000	957,912
Provincia de Buenos Aires
5.75%, 06/15/2019 (E)	2,648,000	2,658,618
6.50%, 02/15/2023 (A)	6,850,000	5,925,250

		37,003,635

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bahrain - 0.4%
Bahrain Government International Bond
5.88%, 01/26/2021 (A)	$ 2,935,000	$ 2,994,698

Brazil - 4.1%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2029	BRL 93,047,000	27,286,735

Chile - 1.3%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 - 03/01/2026	CLP 5,650,000,000	8,796,853

Colombia - 4.3%
Colombia Government International Bond
4.38%, 07/12/2021	$ 8,700,000	8,904,450
5.20%, 05/15/2049	7,080,000	7,324,260
Colombia TES
Series B,
6.25%, 11/26/2025	COP 9,430,500,000	3,023,163
7.00%, 05/04/2022	18,124,100,000	6,090,130
7.50%, 08/26/2026	10,700,000,000	3,663,118

		29,005,121

Cote d’Ivoire - 0.5%
Ivory Coast Government International Bond
5.75% (J), 12/31/2032 (A)	$ 3,660,725	3,371,601

Croatia - 0.3%
Croatia Government International Bond
6.00%, 01/26/2024 (A)	1,590,000	1,749,025

Dominican Republic - 0.4%
Dominican Republic International Bond
6.85%, 01/27/2045 (A)	2,460,000	2,539,950

Ecuador - 2.8%
Ecuador Government International Bond
7.88%, 01/23/2028 (A)	2,810,000	2,491,627
7.88%, 01/23/2028 (E)	350,000	310,345
8.88%, 10/23/2027 (A)	4,245,000	3,963,557
10.50%, 03/24/2020 (E)	2,000,000	2,081,400
10.75%, 03/28/2022 (E)	1,800,000	1,902,060
10.75%, 01/31/2029 (A)	7,565,000	7,718,569

		18,467,558

Gabon - 0.6%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	4,090,000	3,908,404

Ghana - 0.6%
Ghana Government International Bond
7.63%, 05/16/2029 (A)	4,550,000	4,327,278

Hungary - 3.1%
Hungary Government Bond
2.50%, 10/24/2024	HUF 2,765,520,000	10,123,512
3.00%, 06/26/2024 - 10/27/2027	2,796,900,000	10,504,567

		20,628,079

Indonesia - 5.3%
Indonesia Government International Bond
3.38%, 04/15/2023 (A) (B)	$ 2,040,000	2,010,381

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Indonesia Government International Bond (continued)
3.75%, 04/25/2022 (A)	$ 3,500,000	$ 3,515,950
4.35%, 01/08/2027 (A)	6,100,000	6,155,687
4.75%, 01/08/2026 (A)	2,000,000	2,073,780
5.25%, 01/08/2047 (A)	3,455,000	3,650,522
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 91,856,000,000	6,023,479
8.25%, 05/15/2036	25,935,000,000	1,818,095
8.38%, 03/15/2034	37,454,000,000	2,651,033
8.75%, 05/15/2031	25,000,000,000	1,829,404
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028 (A)	$ 5,420,000	5,426,775

		35,155,106

Kenya - 0.5%
Kenya Government International Bond
8.25%, 02/28/2048 (A)	3,500,000	3,365,040

Mexico - 4.1%
Mexico Bonos
6.50%, 06/09/2022	MXN 47,580,000	2,362,870
8.50%, 05/31/2029	126,750,000	6,618,660
Series M,
6.50%, 06/09/2022	113,980,000	5,660,361
8.00%, 11/07/2047	89,212,700	4,279,840
10.00%, 11/20/2036	73,675,300	4,289,848
Mexico Government International Bond
3.60%, 01/30/2025 (B)	$ 1,820,000	1,762,670
4.00%, 10/02/2023	2,500,000	2,528,375

		27,502,624

Nigeria - 1.3%
Nigeria Government International Bond
8.75%, 01/21/2031 (A)	2,350,000	2,483,574
9.25%, 01/21/2049 (A)	6,055,000	6,415,273

		8,898,847

Oman - 0.3%
Oman Government International Bond
6.75%, 01/17/2048 (A)	2,040,000	1,738,206

Panama - 0.4%
Panama Government International Bond
4.50%, 04/16/2050	2,570,000	2,579,021

Peru - 1.5%
Peru Government International Bond
5.70%, 08/12/2024 (A)	PEN 15,154,000	4,732,912
8.20%, 08/12/2026 (A)	14,625,000	5,169,615

		9,902,527

Poland - 1.9%
Republic of Poland Government Bond
3.25%, 07/25/2025	PLN 22,058,000	6,228,789
4.00%, 10/25/2023	22,500,000	6,573,985

		12,802,774

Qatar - 0.3%
Qatar Government International Bond
2.38%, 06/02/2021 (A)	$ 2,000,000	1,961,748

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Korea - 0.3%
Export-Import Bank of Korea
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	$ 2,066,774

Republic of South Africa - 2.0%
Republic of South Africa Government Bond
8.75%, 01/31/2044	ZAR 50,317,036	3,473,504
8.88%, 02/28/2035	94,414,503	6,771,008
10.50%, 12/21/2026	37,016,646	3,086,081

		13,330,593

Romania - 0.4%
Romania Government Bond
5.80%, 07/26/2027	RON 11,400,000	2,934,479

Russian Federation - 1.3%
Russian Federal Bond - OFZ
7.10%, 10/16/2024	RUB 237,500,000	3,504,224
Russian Federation Federal Bond - OFZ
7.00%, 08/16/2023	330,913,000	4,900,216

		8,404,440

Saudi Arabia - 2.2%
Saudi Government International Bond
4.38%, 04/16/2029 (A)	$ 5,650,000	5,753,395
5.25%, 01/16/2050 (A)	8,510,000	8,724,452

		14,477,847

Sri Lanka - 0.5%
Sri Lanka Government International Bond
5.13%, 04/11/2019 (A)	3,575,000	3,574,106

Supranational - 3.8%
Africa Finance Corp.
3.88%, 04/13/2024 (A)	2,715,000	2,587,096
Asian Development Bank
6.45%, 08/08/2021, MTN	INR 366,810,000	5,053,953
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 (A)	$ 2,500,000	2,443,750
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (E)	3,425,000	3,450,688
European Bank for Reconstruction & Development
7.38%, 04/15/2019, MTN	IDR 137,440,000,000	9,814,824
European Investment Bank
7.20%, 07/09/2019, MTN (E)	27,200,000,000	1,937,142

		25,287,453

Turkey - 1.4%
Export Credit Bank of Turkey
6.13%, 05/03/2024 (A)	$ 3,500,000	3,305,260
Turkey Government International Bond
7.25%, 12/23/2023	5,850,000	6,133,198

		9,438,458

Ukraine - 2.9%
Ukraine Government International Bond
7.75%, 09/01/2019 (A)	7,090,000	7,091,815
7.75%, 09/01/2020 (E)	8,640,000	8,553,168
9.75%, 11/01/2028 (A)	3,500,000	3,471,790

		19,116,773

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 0.8%
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022 (A)	$ 2,700,000	$ 2,693,250
9.75%, 01/22/2025 (E)	2,760,000	2,671,680

		5,364,930

Venezuela - 1.3%
Venezuela Government International Bond
9.00%, 05/07/2023 (E) (I)	9,260,000	2,923,382
9.25%, 09/15/2027 (I)	12,230,000	4,081,151
11.95%, 08/05/2031 (E) (I)	5,565,000	1,840,346

		8,844,879

Zambia - 0.7%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	5,765,000	4,507,999

Total Foreign Government Obligations (Cost $386,709,338)		385,838,761

	Shares	Value
COMMON STOCKS - 0.3%
Colombia - 0.1%
Frontera Energy Corp.	93,356	836,404

United States - 0.2%
NII Holdings, Inc. (B) (K)	193,157	936,812

Total Common Stocks (Cost $8,649,557)		1,773,216

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Argentina - 1.2%
Argentina Treasury Bill
0.00% (L) (O), 05/31/2019 - 07/31/2020	ARS 272,277,800	8,191,819

Total Short-Term Foreign Government Obligations (Cost $7,933,385)		8,191,819

	Shares	Value
OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (L)	30,366,683	30,366,683

Total Other Investment Company (Cost $30,366,683)		30,366,683

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.5%

Fixed Income Clearing Corp., 1.45% (L), dated 01/31/2019, to be repurchased at $23,159,523 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $23,623,964.

$ 23,158,590	$ 23,158,590

Total Repurchase Agreement (Cost $23,158,590)	23,158,590

Total Investments (Cost $697,656,243)	690,329,205
Net Other Assets (Liabilities) - (3.5)%	(23,214,190)

Net Assets - 100.0%	$ 667,115,015

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/28/2019	PLN	43,675,180	USD	11,622,045	$120,868	$—
BCLY	02/28/2019	CZK	75,979,615	USD	3,373,690	5,072	—
JPM	02/28/2019	TRY	40,532,429	USD	7,514,494	207,910	—
SCB	02/04/2019	USD	11,465,437	BRL	42,513,014	—	(187,893)
SCB	02/04/2019	BRL	42,513,014	USD	11,313,110	340,220	—
SCB	02/08/2019	COP	10,761,300,000	USD	3,300,000	164,618	—
SCB	02/11/2019	INR	493,056,978	USD	6,947,400	—	(22,971)
SCB	02/19/2019	CLP	4,968,480,825	USD	7,368,900	207,871	—
SCB	02/20/2019	RUB	180,875,350	USD	2,717,070	42,704	—
SCB	02/28/2019	USD	4,165,200	TRY	21,948,938	—	(16,602)
SCB	02/28/2019	TRY	22,256,760	USD	4,163,800	76,649	—
TDB	02/28/2019	USD	5,683,793	MXN	108,411,534	38,462	—
TDB	02/28/2019	MXN	23,499,383	USD	1,232,024	—	(8,337)

Total						$1,204,374	$(235,803)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.9%	$ 385,838,761
Oil, Gas & Consumable Fuels	5.9	40,889,808
Metals & Mining	5.0	34,728,905
Wireless Telecommunication Services	4.4	30,631,316
Electric Utilities	2.9	20,181,331
Banks	2.8	19,338,558
Chemicals	2.3	16,059,791
Food Products	2.2	15,054,822
Paper & Forest Products	1.5	10,214,635
Transportation Infrastructure	1.4	9,521,632
Diversified Telecommunication Services	0.8	5,355,361
Media	0.7	5,142,500
Independent Power & Renewable Electricity Producers	0.7	4,612,695
Professional Services	0.6	3,978,475
Interactive Media & Services	0.5	3,587,496
Marine	0.5	3,576,750
Internet & Direct Marketing Retail	0.5	3,256,359
Diversified Financial Services	0.5	3,199,040

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Communications Equipment	0.4%	$ 2,883,054
Road & Rail	0.4	2,820,300
Food & Staples Retailing	0.4	2,550,100
Energy Equipment & Services	0.4	2,480,775
Hotels, Restaurants & Leisure	0.2	1,624,624
Commercial Services & Supplies	0.2	1,085,025

Investments	91.1	628,612,113
Short-Term Investments	8.9	61,717,092

Total Investments	100.0%	$ 690,329,205

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$241,000,136	$—	$241,000,136
Foreign Government Obligations	—	385,838,761	—	385,838,761
Common Stocks	1,773,216	—	—	1,773,216
Short-Term Foreign Government Obligations	—	8,191,819	—	8,191,819
Other Investment Company	30,366,683	—	—	30,366,683
Repurchase Agreement	—	23,158,590	—	23,158,590

Total Investments	$32,139,899	$658,189,306	$—	$690,329,205

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$1,204,374	$—	$1,204,374

Total Other Financial Instruments	$—	$1,204,374	$—	$1,204,374

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(235,803)	$—	$(235,803)

Total Other Financial Instruments	$—	$(235,803)	$—	$(235,803)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $318,973,044, representing 47.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,724,872. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2019, the total value of such securities is $3,351,710, representing 0.5% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $43,524,091, representing 6.5% of the Fund’s net assets.
(F)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2019, the total value of such securities is $11,646,454, representing 1.7% of the Fund’s net assets.
(J)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2019; the maturity dates disclosed are the ultimate maturity dates.
(K)	Non-income producing security.
(L)	Rates disclosed reflect the yields at January 31, 2019.
(M)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(O)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Brazil - 6.7%
Ambev SA	1,058,800	$ 5,083,239
Banco do Brasil SA	378,000	5,374,830
Banco Santander Brasil SA	787,785	10,382,986
Cia Siderurgica Nacional SA (A)	969,800	2,712,207
Equatorial Energia SA	194,500	4,700,914
Estacio Participacoes SA	765,000	6,523,223
JBS SA	1,701,500	7,039,821
LOG Commercial Properties e Participacoes SA (E)	0	0
MRV Engenharia e Participacoes SA	657,000	2,702,073
Petroleo Brasileiro SA, ADR	297,000	4,199,580
Suzano Papel e Celulose SA	283,700	3,578,142
Vale SA, ADR	542,600	6,749,944

		59,046,959

China - 28.6%
Agricultural Bank of China, Ltd., H Shares	11,970,000	5,628,706
Air China, Ltd., H Shares	7,258,000	7,195,891
Alibaba Group Holding, Ltd., ADR (A)	155,700	26,233,893
Angang Steel Co., Ltd., Class H	3,812,000	2,846,679
Anhui Conch Cement Co., Ltd., H Shares	1,457,500	7,875,216
ANTA Sports Products, Ltd.	2,256,000	11,657,838
Baidu, Inc., ADR (A)	39,900	6,887,937
Bank of China, Ltd., Class H	27,221,000	12,557,428
China Communications Construction Co., Ltd., Class H	11,217,000	11,221,074
China Communications Services Corp., Ltd., H Shares	3,236,000	3,030,986
China Conch Venture Holdings, Ltd.	3,693,000	12,306,627
China Construction Bank Corp., H Shares	17,818,000	15,917,139
China National Building Material Co., Ltd., H Shares	6,508,000	5,166,824
China Railway Group, Ltd., H Shares	14,647,000	13,663,055
China Shenhua Energy Co., Ltd., Class H	3,486,000	8,795,907
Country Garden Holdings Co., Ltd. (B)	2,019,000	2,850,783
CRRC Corp., Ltd.	2,503,000	2,513,478
CSPC Pharmaceutical Group, Ltd.	1,900,000	3,259,018
Guangzhou R&F Properties Co., Ltd., Class H	1,367,600	2,715,280
Industrial & Commercial Bank of China, Ltd., Class H	9,339,000	7,212,088
KWG Group Holdings, Ltd. (A)	3,105,500	3,047,266
Momo, Inc., ADR (A)	147,400	4,485,382
NetEase, Inc., ADR	35,300	8,893,129
New Oriental Education & Technology Group, Inc., ADR (A)	55,000	4,237,200
PetroChina Co., Ltd., Class H	18,864,000	12,163,886
PICC Property & Casualty Co., Ltd., Class H	6,632,000	6,837,244
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,796,000	3,168,513
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,836,000	1,340,813
Sinopharm Group Co., Ltd., Class H	790,800	3,532,179
Tencent Holdings, Ltd.	803,400	35,423,867

		252,665,326

Hong Kong - 3.0%
China Mengniu Dairy Co., Ltd. (A)	1,033,000	3,192,274
China Mobile, Ltd.	1,405,000	14,735,477
China Overseas Land & Investment, Ltd.	2,402,000	9,029,902

		26,957,653

	Shares	Value
COMMON STOCKS (continued)
Hungary - 1.3%
MOL Hungarian Oil & Gas PLC	405,307	$ 4,848,608
OTP Bank Nyrt	163,716	6,743,844

		11,592,452

India - 10.5%
Divi’s Laboratories, Ltd.	157,193	3,339,688
Dr. Reddy’s Laboratories, Ltd.	117,632	4,495,802
Escorts, Ltd.	302,215	2,813,931
GAIL India, Ltd.	550,688	2,578,446
Graphite India, Ltd.	117,130	931,424
HDFC Bank, Ltd., ADR	98,661	9,690,484
HEG, Ltd.	43,089	1,449,861
Hindalco Industries, Ltd.	1,211,520	3,554,326
ICICI Bank, Ltd., ADR	447,920	4,573,263
Infosys, Ltd., ADR	1,358,800	14,675,040
JSW Steel, Ltd.	573,209	2,216,430
Mahindra & Mahindra, Ltd.	559,377	5,354,273
Mindtree, Ltd.	461,405	5,799,352
Mphasis, Ltd.	131,837	1,838,896
Tata Consultancy Services, Ltd.	495,902	14,011,742
Tata Steel, Ltd.	570,424	3,828,225
Tech Mahindra, Ltd.	1,108,982	11,390,767

		92,541,950

Indonesia - 0.8%
Adaro Energy Tbk PT	21,751,500	2,163,864
Bank Negara Indonesia Persero Tbk PT	7,779,800	5,052,903

		7,216,767

Malaysia - 0.8%
Malaysia Airports Holdings Bhd.	1,000,100	1,963,087
Petronas Chemicals Group Bhd.	2,701,700	5,573,575

		7,536,662

Mexico - 4.1%
America Movil SAB de CV, Class L, ADR	863,100	13,852,755
Fomento Economico Mexicano SAB de CV, ADR	59,500	5,415,690
Grupo Financiero Banorte SAB de CV, Class O	2,361,500	13,133,680
Grupo Mexico SAB de CV, Series B	1,445,100	3,439,266

		35,841,391

Peru - 0.9%
Credicorp, Ltd.	33,505	8,134,344

Poland - 1.4%
KGHM Polska Miedz SA (A)	70,893	1,793,274
Polski Koncern Naftowy Orlen SA	112,190	3,155,570
Powszechna Kasa Oszczednosci Bank Polski SA	330,148	3,504,230
Powszechny Zaklad Ubezpieczen SA	316,962	3,802,795

		12,255,869

Republic of Korea - 14.2%
CJ CheilJedang Corp.	7,171	2,207,403
Fila Korea, Ltd.	99,021	4,236,193
GS Engineering & Construction Corp.	97,480	4,122,082
Hana Financial Group, Inc.	248,473	8,921,490
Industrial Bank of Korea (A)	296,581	3,798,391
KB Financial Group, Inc.	270,312	11,673,475
Korea Electric Power Corp. (A)	119,353	3,700,785
Korean Air Lines Co., Ltd.	66,254	2,167,479

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
NCSoft Corp.	12,980	$ 5,465,447
POSCO, ADR	91,500	5,510,130
Samsung Electro-Mechanics Co., Ltd.	64,996	6,308,873
Samsung Electronics Co., Ltd.	868,033	36,003,885
Samsung SDI Co., Ltd.	49,075	9,857,783
Shinhan Financial Group Co., Ltd. (A)	157,608	6,119,324
SK Hynix, Inc.	65,352	4,340,550
SK Telecom Co., Ltd.	46,974	10,892,277

		125,325,567

Republic of South Africa - 6.6%
Absa Group, Ltd.	521,464	7,265,014
AngloGold Ashanti, Ltd., ADR	371,800	5,313,022
Exxaro Resources, Ltd.	188,367	2,186,058
FirstRand, Ltd.	429,810	2,248,573
MTN Group, Ltd. (B)	420,597	2,759,744
Naspers, Ltd., N Shares	88,257	20,228,162
Sanlam, Ltd.	661,900	4,197,336
Sasol, Ltd.	191,192	5,771,905
Standard Bank Group, Ltd.	579,870	8,525,089

		58,494,903

Russian Federation - 2.7%
Gazprom PJSC, ADR	2,147,415	10,511,596
Lukoil PJSC, ADR	108,083	8,668,257
MMC Norilsk Nickel PJSC, ADR	231,087	4,855,138

		24,034,991

Taiwan - 10.5%
Accton Technology Corp.	979,000	3,523,386
Arcadyan Technology Corp.	623,000	1,958,759
Asia Cement Corp.	3,890,000	4,677,192
Chipbond Technology Corp.	1,327,000	2,948,692
CTBC Financial Holding Co., Ltd.	15,995,000	10,891,669
Delta Electronics, Inc.	2,180,000	10,892,958
Far Eastern New Century Corp.	2,381,000	2,337,054
Formosa Plastics Corp.	1,921,000	6,428,650
Grand Pacific Petrochemical	3,285,000	2,701,077
Novatek Microelectronics Corp.	590,000	3,099,581
Radiant Opto-Electronics Corp.	919,000	2,636,814
Taiwan Cement Corp.	3,737,800	4,632,630
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	672,400	25,295,688
Yageo Corp.	157,000	1,716,696
Yuanta Financial Holding Co., Ltd.	11,131,000	6,227,864
Zhen Ding Technology Holding, Ltd.	1,016,000	2,670,124

		92,638,834

Thailand - 1.2%
CP ALL PCL	1,731,100	4,308,011
Muangthai Capital PCL	2,157,000	3,279,427
PTT Exploration & Production PCL	811,300	3,194,043

		10,781,481

Turkey - 1.3%
BIM Birlesik Magazalar AS	164,062	2,865,802
Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D (A)	2,943,938	1,492,866
Tekfen Holding AS	637,721	3,043,791
Turk Hava Yollari AO (A)	1,384,369	4,131,685

		11,534,144

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 0.3%
Mondi, Ltd.	98,286	$ 2,431,335

Total Common Stocks (Cost $835,576,456)		839,030,628

PREFERRED STOCKS - 1.1%
Brazil - 1.1%
Gerdau SA, 2.46% (C)	815,500	3,499,280
Itausa - Investimentos Itau SA, 3.25% (C)	1,624,150	6,011,742

Total Preferred Stocks (Cost $7,656,104)		9,511,022

EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets ETF	311,800	13,438,580

Total Exchange-Traded Fund (Cost $13,126,761)		13,438,580

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	2,367,341	2,367,341

Total Other Investment Company (Cost $2,367,341)		2,367,341

Total Investments (Cost $858,726,662)		864,347,571
Net Other Assets (Liabilities) - 2.2%		19,638,694

Net Assets - 100.0%		$ 883,986,265

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	19.8%	$ 171,112,119
Oil, Gas & Consumable Fuels	6.9	59,887,369
Metals & Mining	5.5	47,810,787
IT Services	5.5	47,715,797
Interactive Media & Services	5.4	46,797,186
Wireless Telecommunication Services	4.9	42,240,253
Semiconductors & Semiconductor Equipment	4.4	38,321,325
Technology Hardware, Storage & Peripherals	4.2	36,003,885
Construction & Engineering	3.7	32,050,002
Electronic Equipment, Instruments & Components	3.6	31,446,434
Internet & Direct Marketing Retail	3.0	26,233,893
Construction Materials	2.6	22,351,862
Chemicals	2.5	21,816,020
Media	2.3	20,228,162
Real Estate Management & Development	2.1	17,643,231
Machinery	2.0	17,634,036
Textiles, Apparel & Luxury Goods	1.8	15,894,031
Insurance	1.7	14,837,375
Entertainment	1.7	14,358,576
Airlines	1.6	13,495,055
International Equity Funds	1.6	13,438,580
Food Products	1.4	12,439,498
Diversified Consumer Services	1.3	10,760,423
Beverages	1.2	10,498,929
Electric Utilities	1.0	8,401,699
Pharmaceuticals	0.9	7,754,820
Food & Staples Retailing	0.8	7,173,813
Capital Markets	0.7	6,227,864
Paper & Forest Products	0.7	6,009,477
Communications Equipment	0.6	5,482,145
Automobiles	0.6	5,354,273
Health Care Providers & Services	0.4	3,532,179
Life Sciences Tools & Services	0.4	3,339,688
Consumer Finance	0.4	3,279,427
Health Care Equipment & Supplies	0.4	3,168,513
Diversified Telecommunication Services	0.4	3,030,986
Household Durables	0.3	2,702,073
Gas Utilities	0.3	2,578,446
Electrical Equipment	0.3	2,381,285
Industrial Conglomerates	0.3	2,337,054
Diversified Financial Services	0.3	2,248,573
Transportation Infrastructure	0.2	1,963,087

Investments	99.7	861,980,230
Short-Term Investments	0.3	2,367,341

Total Investments	100.0%	$ 864,347,571

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$242,852,853	$596,177,775	$—	$839,030,628
Preferred Stocks	9,511,022	—	—	9,511,022
Exchange-Traded Fund	13,438,580	—	—	13,438,580
Other Investment Company	2,367,341	—	—	2,367,341

Total Investments	$268,169,796	$596,177,775	$—	$864,347,571

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,249,608. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Rounds to less than $1 or $(1).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 8.9%
Airlines - 0.1%
American Airlines Group, Inc.	2,550	$ 91,213

Auto Components - 0.2%
Lear Corp.	1,700	261,681

Banks - 0.3%
First Midwest Bancorp, Inc.	15,356	338,139

Beverages - 0.4%
Molson Coors Brewing Co., Class B	6,800	452,948

Capital Markets - 0.3%
Morgan Stanley	8,500	359,550

Commercial Services & Supplies - 0.6%
Brink’s Co.	9,350	692,367

Communications Equipment - 0.4%
Nokia OYJ, ADR	59,500	377,825

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	10,210	306,913

Electronic Equipment, Instruments & Components - 0.1%
Vishay Intertechnology, Inc.	4,229	82,465

Entertainment - 1.2%
Viacom, Inc., Class A (A)	8,563	293,625
Walt Disney Co.	8,910	993,643

		1,287,268

Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Corp. (A) (B)	22,767	208,090
Six Flags Entertainment Corp.	12,750	785,273

		993,363

Household Durables - 0.1%
KB Home	7,102	152,054

Machinery - 0.3%
Caterpillar, Inc.	2,396	319,051

Media - 0.9%
CBS Corp., Class B	15,019	742,840
Discovery, Inc., Class A (A) (B)	8,500	241,230

		984,070

Multiline Retail - 0.3%
Macy’s, Inc.	12,750	335,325

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	1,441	125,410
STMicroelectronics NV (A)	21,335	337,947

		463,357

Software - 0.5%
FireEye, Inc. (B)	16,600	293,488
Microsoft Corp.	2,296	239,771

		533,259

Specialty Retail - 0.7%
Fnac Darty SA (B)	1,462	102,915

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
GameStop Corp., Class A (A)	11,094	$ 125,806
Lowe’s Cos., Inc.	4,114	395,602
MarineMax, Inc. (B)	6,835	121,526

		745,849

Technology Hardware, Storage & Peripherals - 0.5%
Western Digital Corp.	12,411	558,371

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	1,827	434,339

Total Common Stocks (Cost $9,604,247)		9,769,407

CONVERTIBLE PREFERRED STOCKS - 4.6%
Chemicals - 2.1%
International Flavors & Fragrances, Inc.,
6.00%	42,643	2,307,413

Household Products - 0.5%
Energizer Holdings, Inc.,
7.50%	5,100	527,850

Machinery - 1.2%
Colfax Corp.,
5.75%	11,475	1,332,477

Multi-Utilities - 0.8%
CenterPoint Energy, Inc.,
Series B, 7.00%	16,960	914,992

Total Convertible Preferred Stocks (Cost $4,637,650)		5,082,732

	Principal	Value
CONVERTIBLE BONDS - 52.0%
Banks - 2.2%
BofA Finance LLC
0.25%, 05/01/2023, MTN	$ 2,528,000	2,387,602

Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024 (A)	1,700,000	1,808,468
Clovis Oncology, Inc.
1.25%, 05/01/2025 (C)	1,516,000	1,168,080
Flexion Therapeutics, Inc.
3.38%, 05/01/2024	639,000	577,715

		3,554,263

Chemicals - 1.2%
Sika AG
3.75%, 01/30/2022 (D)	CHF 400,000	411,069
Toray Industries, Inc.
Zero Coupon, 08/30/2019 (D)	JPY 100,000,000	931,097

		1,342,166

Commercial Services & Supplies - 0.6%
Siem Industries, Inc.
2.25%, 06/02/2021 (D)	EUR 500,000	688,984

Communications Equipment - 0.6%
Lumentum Holdings, Inc.
0.25%, 03/15/2024	$ 595,000	637,290

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Construction & Engineering - 0.7%
Dycom Industries, Inc.
0.75%, 09/15/2021	$ 850,000	$ 812,535

Electronic Equipment, Instruments & Components - 2.1%
Vishay Intertechnology, Inc.
2.25%, 06/15/2025 (E)	2,417,000	2,242,406

Health Care Equipment & Supplies - 6.2%
CONMED Corp.
2.63%, 02/01/2024 (E)	680,000	692,894
DexCom, Inc.
0.75%, 12/01/2023 (E)	1,445,000	1,598,531
Insulet Corp.
1.38%, 11/15/2024 (E)	1,700,000	1,858,783
NuVasive, Inc.
2.25%, 03/15/2021	850,000	908,884
Wright Medical Group, Inc.
1.63%, 06/15/2023 (C) (E)	1,645,000	1,770,129

		6,829,221

Household Durables - 1.5%
Harvest International Co.
Zero Coupon, 11/21/2022 (D)	HKD 13,000,000	1,638,882

Insurance - 1.1%
AXA SA
7.25%, 05/15/2021 (E)	$ 1,286,000	1,216,556

Interactive Media & Services - 4.5%
Twitter, Inc.
0.25%, 06/15/2024 (C) (E)	3,978,000	3,696,139
1.00%, 09/15/2021	1,275,000	1,188,777

		4,884,916

Internet & Direct Marketing Retail - 3.9%
Etsy, Inc.
Zero Coupon, 03/01/2023 (C) (E)	1,671,000	2,714,331
Liberty Expedia Holdings, Inc.
1.00%, 06/30/2047 (A) (E)	1,632,000	1,581,308

		4,295,639

Media - 0.8%
Liberty Media Corp.
2.25%, 12/01/2048 (E)	808,000	830,020

Oil, Gas & Consumable Fuels - 2.3%
RAG-Stiftung
Zero Coupon, 10/02/2024 (D)	EUR 800,000	888,150
Whiting Petroleum Corp.
1.25%, 04/01/2020	$ 1,672,000	1,600,840

		2,488,990

Pharmaceuticals - 6.5%
Jazz Investments I, Ltd.
1.88%, 08/15/2021 (C)	2,703,000	2,648,473
Teva Pharmaceutical Finance Co. LLC
Series C,
0.25%, 02/01/2026 (C)	4,892,000	4,518,843

		7,167,316

Semiconductors & Semiconductor Equipment - 2.1%
Synaptics, Inc.
0.50%, 06/15/2022 (C)	2,589,000	2,310,941

	Principal	Value
CONVERTIBLE BONDS (continued)
Software - 8.6%
FireEye, Inc.
Series B,
1.63%, 06/01/2035	$ 1,435,000	$ 1,320,401
Guidewire Software, Inc.
1.25%, 03/15/2025 (C)	720,000	727,951
New Relic, Inc.
0.50%, 05/01/2023 (E)	850,000	971,202
Palo Alto Networks, Inc.
0.75%, 07/01/2023 (C) (E)	3,847,000	4,001,484
Verint Systems, Inc.
1.50%, 06/01/2021 (C)	2,445,000	2,439,902

		9,460,940

Specialty Retail - 2.0%
RH
Zero Coupon, 06/15/2023 (E)	2,303,000	2,187,562

Technology Hardware, Storage & Peripherals - 1.9%
Lenovo Group, Ltd.
3.38%, 01/24/2024 (D)	2,041,000	2,104,142

Total Convertible Bonds (Cost $57,098,555)		57,080,371

CORPORATE DEBT SECURITIES - 28.4%
Banks - 0.7%
Bank of America Corp.
Fixed until 03/15/2028 (F), 5.88% (G)	835,000	812,121

Biotechnology - 0.7%
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/2023 (E)	850,000	721,337

Capital Markets - 0.7%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (F), 5.00% (G)	833,000	767,401

Communications Equipment - 1.6%
Viavi Solutions, Inc.
1.75%, 06/01/2023 (E)	1,700,000	1,765,763

Diversified Consumer Services - 0.7%
Weight Watchers International, Inc.
8.63%, 12/01/2025 (E)	828,000	815,580

Food & Staples Retailing - 3.2%
J Sainsbury PLC
1.25%, 11/21/2019 (D)	GBP 2,500,000	3,485,477

Food Products - 0.6%
Simmons Foods, Inc.
5.75%, 11/01/2024 (E)	$ 850,000	694,875

Health Care Technology - 2.3%
Evolent Health, Inc.
1.50%, 10/15/2025 (E)	1,008,000	881,597
Teladoc Health, Inc.
1.38%, 05/15/2025 (C) (E)	1,195,000	1,675,987

		2,557,584

Hotels, Restaurants & Leisure - 4.2%
Huazhu Group, Ltd.
0.38%, 11/01/2022	2,604,000	2,654,453

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
10.00%, 12/01/2022	$ 832,000	$ 874,640
Wynn Macau, Ltd.
4.88%, 10/01/2024 (E)	1,100,000	1,023,000

		4,552,093

IT Services - 1.5%
Akamai Technologies, Inc.
0.13%, 05/01/2025 (E)	1,700,000	1,622,458

Machinery - 0.8%
Navistar International Corp.
6.63%, 11/01/2025 (C) (E)	842,000	842,000

Real Estate Management & Development - 0.5%
Redfin Corp.
1.75%, 07/15/2023	599,000	521,387

Software - 8.8%
DocuSign, Inc.
0.50%, 09/15/2023 (E)	2,559,000	2,565,397
FireEye, Inc.
0.88%, 06/01/2024 (E)	2,500,000	2,607,945
Rapid7, Inc.
1.25%, 08/01/2023 (E)	1,700,000	1,998,563
Splunk, Inc.
0.50%, 09/15/2023 (C) (E)	2,384,000	2,537,470

		9,709,375

Specialty Retail - 1.8%
PetSmart, Inc.
7.13%, 03/15/2023 (E)	850,000	533,375
Zhongsheng Group Holdings, Ltd.
Zero Coupon, 05/23/2023 (D)	HKD 12,000,000	1,408,536

		1,941,911

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.
1.00%, 10/01/2023 (E)	$ 419,000	374,469

Total Corporate Debt Securities (Cost $30,630,832)		31,183,831

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
Lazard, Ltd., Class A	8,500	338,215

Total Master Limited Partnership (Cost $337,108)		338,215

OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (H)	2,653,626	2,653,626

Total Other Investment Company (Cost $2,653,626)		2,653,626

	Principal	Value
REPURCHASE AGREEMENT - 7.0%

Fixed Income Clearing Corp., 1.45% (H), dated 01/31/2019, to be repurchased at $7,683,459 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $7,837,406.

	$ 7,683,149	$ 7,683,149

Total Repurchase Agreement (Cost $7,683,149)		7,683,149

Total Investments Excluding Purchased Options (Cost $112,645,167)		113,791,331
Total Purchased Options - 0.4% (Cost $308,190)		413,322

Total Investments (Cost $112,953,357)		114,204,653

	Shares	Value
SECURITIES SOLD SHORT - (18.2)%
COMMON STOCKS - (16.2)%
Biotechnology - (0.9)%
BioMarin Pharmaceutical, Inc.	(2,210)	$ (216,955)
Clovis Oncology, Inc.	(13,941)	(353,544)
Flexion Therapeutics, Inc.	(18,330)	(269,268)
Ligand Pharmaceuticals, Inc.	(850)	(100,385)

		(940,152)

Capital Markets - (0.1)%
Goldman Sachs Group, Inc.	(747)	(147,913)

Chemicals - (1.4)%
Evonik Industries AG	(2,088)	(57,024)
International Flavors & Fragrances, Inc.	(7,202)	(1,021,099)
Sika AG	(2,685)	(353,698)
Toray Industries, Inc.	(11,000)	(81,486)

		(1,513,307)

Communications Equipment - (0.4)%
Lumentum Holdings, Inc.	(7,362)	(360,075)
Viavi Solutions, Inc.	(7,146)	(79,464)

		(439,539)

Diversified Financial Services - (0.7)%
AXA Equitable Holdings, Inc.	(20,861)	(386,763)
Voya Financial, Inc.	(9,272)	(430,499)

		(817,262)

Diversified Telecommunication Services - (0.3)%
Inmarsat PLC (I)	(72,692)	(370,729)

Energy Equipment & Services - (0.4)%
Subsea 7 SA	(34,867)	(387,275)

Entertainment - (0.1)%
Live Nation Entertainment, Inc.	(3,060)	(163,741)

Food & Staples Retailing - (0.9)%
J Sainsbury PLC	(264,624)	(989,874)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Health Care Equipment & Supplies - (1.8)%
DexCom, Inc.	$ (4,993)	$ (704,163)
Insulet Corp.	(5,015)	(407,168)
NuVasive, Inc.	(2,125)	(106,547)
Wright Medical Group NV	(27,228)	(812,484)

		(2,030,362)

Health Care Technology - (0.7)%
Evolent Health, Inc., Class A	(2,670)	(47,205)
Teladoc Health, Inc.	(11,654)	(748,187)

		(795,392)

Hotels, Restaurants & Leisure - (0.3)%
Huazhu Group, Ltd., ADR	(9,452)	(300,101)

Household Durables - (0.2)%
Haier Electronics Group Co., Ltd.	(76,000)	(218,398)

Interactive Media & Services - (1.0)%
Twitter, Inc.	(31,360)	(1,052,442)

Internet & Direct Marketing Retail - (2.1)%
Etsy, Inc.	(37,455)	(2,046,916)
Expedia Group, Inc.	(1,707)	(203,560)

		(2,250,476)

IT Services - (0.3)%
Akamai Technologies, Inc.	(4,250)	(276,675)

Pharmaceuticals - (0.4)%
Jazz Pharmaceuticals PLC	(3,519)	(443,007)

Real Estate Management & Development - (0.1)%
Redfin Corp.	(7,900)	(141,331)

Semiconductors & Semiconductor Equipment - (0.4)%
Synaptics, Inc.	(10,501)	(417,940)

Software - (3.1)%
DocuSign, Inc.	(8,245)	(407,715)
FireEye, Inc.	(11,042)	(195,223)
Guidewire Software, Inc.	(1,193)	(103,409)
New Relic, Inc.	(850)	(86,402)
Palo Alto Networks, Inc.	(4,037)	(867,228)
Rapid7, Inc.	(8,585)	(344,945)
Splunk, Inc.	(10,003)	(1,248,775)
Verint Systems, Inc.	(3,675)	(177,760)

		(3,431,457)

Specialty Retail - (0.5)%
RH	(3,857)	(524,050)
Zhongsheng Group Holdings, Ltd.	(20,000)	(35,835)

		(559,885)

Wireless Telecommunication Services - (0.1)%
Boingo Wireless, Inc.	(5,525)	(133,263)

Total Common Stocks (Proceeds $17,332,205)		(17,820,521)

Principal		Value
SECURITIES SOLD SHORT (continued)
CORPORATE DEBT SECURITY - (2.0)%
Italy - (2.0)%
Intesa Sanpaolo SpA
6.63%, 09/13/2023, MTN (D)	EUR (1,671,000)	$ (2,193,610)

Total Corporate Debt Security (Proceeds $2,126,526)		(2,193,610)

Total Securities Sold Short (Proceeds $19,458,731)		(20,014,131)

Net Other Assets (Liabilities) - 14.2%		15,621,700

Net Assets - 100.0%		$ 109,812,222

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Advanced Micro Devices, Inc.	USD	22.50	03/01/2019	USD	517,492	212	$25,788	$57,876
Call - Arconic, Inc.	USD	16.00	04/18/2019	USD	159,970	85	12,408	27,413
Call - Axa Equitable Holding, Inc.	USD	20.00	03/15/2019	USD	176,130	95	2,897	2,612
Call - Cisco Systems, Inc.	USD	46.00	02/08/2019	USD	406,694	86	9,346	12,900
Call - Cisco Systems, Inc.	USD	47.00	02/01/2019	USD	2,009,825	425	5,737	18,275
Call - Cypress Semiconductor Crop.	USD	15.00	03/15/2019	USD	884,906	638	19,541	21,692
Call - Fireeye, Inc.	USD	18.00	04/18/2019	USD	150,280	85	8,989	10,285
Call - Freeport-Mcmoran, Inc.	USD	12.00	03/01/2019	USD	98,940	85	8,861	3,400
Call - KBR, Inc.	USD	19.00	02/15/2019	USD	731,000	425	8,394	2,125
Call - Micron Technology, Inc.	USD	35.00	02/15/2019	USD	160,524	42	4,536	14,490
Call - Micron Technology, Inc.	USD	38.00	02/01/2019	USD	1,624,350	425	18,594	25,075
Call - Morgan Stanley	USD	45.00	02/15/2019	USD	2,161,530	511	14,604	5,621
Call - Nokia OYJ	USD	6.00	02/15/2019	USD	81,280	128	4,736	4,864
Call - Nokia OYJ	USD	6.00	03/15/2019	USD	135,255	213	8,307	10,437
Call - Oasis petroleum, Inc.	USD	8.00	02/15/2019	USD	691,096	1,148	13,693	2,870
Call - SPDR S&P 500 ETF Trust	USD	271.00	02/08/2019	USD	11,606,990	430	51,239	82,990
Call - SPDR S&P 500 ETF Trust	USD	275.00	02/08/2019	USD	11,606,990	430	14,758	23,220
Call - Teladoc Health, Inc.	USD	75.00	03/15/2019	USD	1,091,400	170	23,349	25,500
Call - Vishay Intertechnology, Inc.	USD	20.00	02/15/2019	USD	1,244,100	638	22,011	35,090
Call - Vishay Intertechnology, Inc.	USD	22.50	02/15/2019	USD	828,750	425	6,588	3,188
Call - Walt Disney Co.	USD	112.00	02/15/2019	USD	234,192	21	2,578	4,263
Call - Weatherford International PLC	USD	0.50	02/15/2019	USD	55,114	850	16,363	18,700
Put - Ligand Pharmaceuticals, Inc.	USD	80.00	02/15/2019	USD	59,050	5	2,993	350
Put - Walt Disney Co.	USD	108.00	02/01/2019	USD	479,536	43	1,880	86

Total							$308,190	$413,322

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Advanced Micro Devices, Inc.	USD	25.00	03/01/2019	USD	517,492	212	$(11,766)	$(30,316)
Call - SPDR S&P 500 ETF Trust	USD	273.00	02/08/2019	USD	22,944,050	850	(54,391)	(94,350)

Total							$(66,157)	$(124,666)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(66,157)	$(124,666)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (J)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Receive	Monthly/ Semi-Annually	04/05/2019	USD	3,715,240	3,715,240	$(8,583)	$239,111	$(247,694)
Inmarsat PLC, 3.88%, 09/09/2023	CITI	Receive	Semi-Annually	01/03/2020	USD	2,544,000	2,544,000	67,069	(8,849)	75,918

Total								$58,486	$230,262	$(171,776)

Value
OTC Swap Agreements, at value (Assets)	$67,069
OTC Swap Agreements, at value (Liabilities)	$(8,583)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ-100 E-Mini Index	Short	(10)	03/15/2019	$(1,311,350)	$(1,382,950)	$—	$(71,600)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/28/2019	USD	404,149	CHF	400,000	$850	$—
SSB	02/28/2019	USD	2,099,663	EUR	1,833,045	—	(3,389)
SSB	02/28/2019	USD	3,491,411	GBP	2,648,000	13,318	—
SSB	02/28/2019	USD	3,039,070	HKD	23,815,000	337	—
SSB	02/28/2019	USD	932,845	JPY	101,882,408	—	(4,531)

Total						$14,505	$(7,920)

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,232,153	$537,254	$—	$9,769,407
Convertible Preferred Stocks	5,082,732	—	—	5,082,732
Convertible Bonds	—	57,080,371	—	57,080,371
Corporate Debt Securities	—	31,183,831	—	31,183,831
Master Limited Partnership	338,215	—	—	338,215
Other Investment Company	2,653,626	—	—	2,653,626
Repurchase Agreement	—	7,683,149	—	7,683,149
Exchange-Traded Options Purchased	413,322	—	—	413,322

Total Investments	$17,720,048	$96,484,605	$—	$114,204,653

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$67,069	$—	$67,069
Forward Foreign Currency Contracts (L)	—	14,505	—	14,505

Total Other Financial Instruments	$—	$81,574	$—	$81,574

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Securities Sold Short
Common Stocks	$(15,326,202)	$(2,494,319)	$—	$(17,820,521)
Corporate Debt Security	—	(2,193,610)	—	(2,193,610)

Total Securities Sold Short	$(15,326,202)	$(4,687,929)	$—	$(20,014,131)

Other Financial Instruments
Exchange-Traded Options Written	$(124,666)	$—	$—	$(124,666)
Over-the-Counter Total Return Swap Agreements	—	(8,583)	—	(8,583)
Futures Contracts (L)	(71,600)	—	—	(71,600)
Forward Foreign Currency Contracts (L)	—	(7,920)	—	(7,920)

Total Other Financial Instruments	$(196,266)	$(16,503)	$—	$(212,769)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,591,707. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $24,553,262.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $9,362,727, representing 8.5% of the Fund’s net assets.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $46,021,161, representing 41.9% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Rates disclosed reflect the yields at January 31, 2019.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the value of the security is $(370,729), representing (0.3)% of the Fund’s net assets.
(J)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(K)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.0%
Building Products - 0.3%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	$ 1,586,000	$ 1,554,280

Consumer Finance - 0.4%
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,515,625

Containers & Packaging - 1.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	3,876,431	3,891,161
3-Month LIBOR + 3.50%, 6.29% (B), 07/15/2021 (A)	2,000,000	2,005,000

		5,896,161

Equity Real Estate Investment Trusts - 0.2%
iStar, Inc.
5.00%, 07/01/2019	974,000	975,218

Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,250,000	1,054,688

Health Care Providers & Services - 2.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (C)	1,000,000	961,250
6.25%, 03/31/2023 (C)	2,000,000	1,910,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	4,180,000	4,409,900
Tenet Healthcare Corp.
4.63%, 07/15/2024	2,650,000	2,595,622
4.75%, 06/01/2020	2,000,000	2,015,000

		11,891,772

Hotels, Restaurants & Leisure - 0.7%
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	4,000,000	3,791,200

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	3,500,000	3,576,562

Machinery - 0.0% (D)
RBS Global, Inc. / Rexnord LLC
4.88%, 12/15/2025 (A)	285,000	275,025

Media - 1.4%
CSC Holdings LLC
5.38%, 07/15/2023 (A)	1,250,000	1,263,687
6.63%, 10/15/2025 (A) (C)	2,000,000	2,092,500
6.75%, 11/15/2021	500,000	525,150
MediaCom Broadband LLC / MediaCom Broadband Corp.
5.50%, 04/15/2021	1,600,000	1,596,000
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,000,000	1,870,000
WMG Acquisition Corp.
5.63%, 04/15/2022 (A)	893,000	901,930

		8,249,267

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (A)	$ 3,200,000	$ 3,240,000

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (A)	2,000,000	2,067,500
7.00%, 03/15/2024 (A)	3,100,000	3,256,860

		5,324,360

Real Estate Management & Development - 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A) (C)	3,000,000	2,998,860

Software - 0.1%
Avaya, Inc.
7.00%, 04/01/2019 (A) (C) (E) (F) (G) (H)	1,700,000	0
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	507,400

		507,400

Total Corporate Debt Securities (Cost $52,479,147)		51,850,418

LOAN ASSIGNMENTS - 86.1%
Aerospace & Defense - 1.0%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 2.00%, 4.50% (B), 01/15/2025	1,212,990	1,199,647
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.50%, 5.00% (B), 05/30/2025	2,326,233	2,263,716
Term Loan G,
1-Month LIBOR + 2.50%, 5.00% (B), 08/22/2024	2,462,625	2,397,981

		5,861,344

Airlines - 0.7%
American Airlines, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 4.52% (B), 10/12/2021	979,592	947,580
Term Loan,
1-Month LIBOR + 2.00%, 4.51% (B), 12/14/2023	980,000	947,974
Term Loan B,
1-Month LIBOR + 1.75%, 4.25% (B), 06/27/2025	2,000,000	1,916,876

		3,812,430

Auto Components - 1.3%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 7.30% (B), 06/30/2021	3,928,802	3,806,027

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Auto Components (continued)
K&N Engineering, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.25% (B), 10/19/2023	$ 2,243,750	$ 2,214,301
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.77% (B), 03/20/2025	1,533,008	1,487,017

		7,507,345

Automobiles - 0.2%
Thor Industries, Inc.
Term Loan B,
TBD, 11/03/2025 (I) (J)	1,000,000	957,500

Beverages - 0.2%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 6.50% (B), 11/13/2021	1,484,234	1,320,969

Building Products - 1.4%
Anvil International LLC
Term Loan B,
1-Month LIBOR + 4.50%, 7.00% (B), 08/01/2024	2,346,553	2,323,087
Builders FirstSource, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.80% (B), 02/29/2024	1,964,711	1,873,352
NCI Building Systems, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 6.55% (B), 04/12/2025	3,482,500	3,317,081
VT Topco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.55% (B), 08/01/2025	750,120	736,993
Delayed Draw Term Loan,
3-Month LIBOR + 3.75%, 5.16% (B), 08/01/2025	94,398	92,746

		8,343,259

Capital Markets - 2.2%
Aimbridge Hospitality LLC
1st Lien Term Loan,
TBD, 02/01/2026 (I) (J)	750,000	746,250
Blucora, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 05/22/2024	280,125	275,923
CRCI Longhorn Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.02% (B), 08/08/2025	1,596,000	1,556,100
Crown Finance, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 5.00% (B), 02/28/2025	1,986,244	1,936,278
Duff & Phelps Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 02/13/2025	1,980,025	1,907,012

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 07/03/2024	$ 3,467,550	$ 3,441,543
RPI Finance Trust
Term Loan B6,
1-Month LIBOR + 2.00%, 4.50% (B), 03/27/2023	475,909	469,663
SIWF Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.75% (B), 06/15/2025	2,512,375	2,462,127

		12,794,896

Chemicals - 1.8%
DuBois Chemicals, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 03/15/2024	2,311,352	2,230,454
Encapsys LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 11/07/2024	1,796,425	1,733,550
Minerals Technologies, Inc.
Term Loan,
4.75%, 05/09/2021 (K)	1,092,911	1,087,447
Term Loan B,
1-Month LIBOR + 2.25%, 4.83% (B), 02/14/2024	112,294	111,732
Plaskolite LLC
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.76% (B), 12/12/2025	500,000	498,125
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.50% (B), 09/09/2024	592,500	576,577
Tronox Blocked Borrower LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 09/23/2024	299,302	294,751
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 09/23/2024	690,698	680,193
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 6.80% (B), 03/08/2025	1,141,375	1,070,039
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 08/08/2024	2,229,337	2,193,110

		10,475,978

Commercial Services & Supplies - 5.6%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.66% (B), 11/10/2023 (J)	3,694,602	3,652,114
Aramark Services, Inc.
Term Loan B2,
1-Month LIBOR + 1.75%, 4.25% (B), 03/28/2024	323,726	320,994
Term Loan B3,
1-Month LIBOR + 1.75%, 4.25% (B), 03/11/2025	466,331	462,445

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Asurion LLC
Term Loan B4,
1-Month LIBOR + 3.00%, 5.50% (B), 08/04/2022	$ 1,069,948	$ 1,052,562
Term Loan B6,
1-Month LIBOR + 3.00%, 5.50% (B), 11/03/2023	2,402,336	2,361,496
Term Loan B7,
1-Month LIBOR + 3.00%, 5.50% (B), 11/03/2024	995,000	978,085
EWT Holdings III Corp.
Repriced Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 12/20/2024	3,276,274	3,218,939
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 6.24% (B), 05/24/2024	3,132,575	3,081,670
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 05/30/2025	4,979,705	4,794,520
Gopher Resource LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 03/06/2025	992,500	981,334
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 05/02/2022	1,935,213	1,904,113
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 6.03% (B), 11/14/2022	4,410,150	4,301,735
Technimark LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 08/06/2025	1,400,000	1,379,000
TruGreen, LP
Term Loan,
1-Month LIBOR + 4.00%, 6.51% (B), 04/13/2023	3,429,106	3,437,679

		31,926,686

Communications Equipment - 0.5%
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 7.00% (B), 11/01/2024 (J)	3,225,113	3,128,360

Construction & Engineering - 1.9%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 6.30% (B), 12/19/2021	3,291,029	3,280,060
Term Loan C,
3-Month LIBOR + 3.50%, 6.30% (B), 12/19/2021	120,590	120,188
McDermott Technology Americas, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.50% (B), 05/10/2025	2,481,250	2,374,246

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 03/23/2025	$ 881,283	$ 877,611
PSC Industrial Holdings Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.26% (B), 10/03/2024	2,974,962	2,893,151
Robertshaw Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (B), 02/28/2025	1,339,875	1,242,734

		10,787,990

Construction Materials - 0.6%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 10/25/2023	3,680,408	3,365,512

Containers & Packaging - 3.5%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 12/07/2023	2,341,744	1,873,395
2nd Lien Term Loan,
3-Month LIBOR + 7.75%, 10.25% (B), 12/07/2024 (L)	3,335,000	1,984,325
Ball Metalpack LLC
1st Lien Term Loan B,
1-Month LIBOR + 4.50%, 7.00% (B), 07/24/2025	706,450	697,655
2nd Lien Term Loan B,
1-Month LIBOR + 8.75%, 11.25% (B), 07/24/2026 (L)	1,000,000	977,350
Berry Global, Inc.
Term Loan R,
1-Month LIBOR + 2.00%, 4.52% (B), 01/19/2024	1,270,478	1,252,556
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 05/22/2024	256,514	249,460
Flex Acquisition Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.52% (B), 12/29/2023	2,509,546	2,429,032
Term Loan,
1-Month LIBOR + 3.25%, 5.77% (B), 06/29/2025	280,996	272,800
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.81% (B), 06/30/2023	3,424,074	3,389,833
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 10/14/2024	2,569,975	2,508,938
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 07/26/2023	2,274,631	2,200,705
Proampac PG Borrower LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.10% (B), 11/18/2023	1,642,606	1,593,328

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Proampac PG Borrower LLC (continued)
2nd Lien Term Loan,
3-Month LIBOR + 8.50%, 11.15% (B), 11/18/2024 (L)	$ 1,000,000	$ 970,000

		20,399,377

Distributors - 0.5%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
1-Month LIBOR + 6.75%, 9.25% (B), 12/21/2021 (L)	2,851,744	2,837,486

Diversified Consumer Services - 1.5%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 05/01/2025	2,675,439	2,641,996
ServiceMaster Co.
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 11/08/2023	534,310	530,859
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 08/25/2024	2,377,813	2,348,091
Wand Intermediate I, LP
1st Lien Term Loan,
TBD, 01/23/2026 (I) (J)	966,667	963,445
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 05/18/2025	2,522,816	2,360,409

		8,844,800

Diversified Financial Services - 0.6%
Compass Group Diversified Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 04/17/2025	994,987	978,819
Messer Industries GmbH
Term Loan,
TBD, 10/01/2025 (I) (J)	250,000	244,167
NBG Acquisition, Inc.
Term Loan,
6-Month LIBOR + 5.50%, 8.09% (B), 04/26/2024	1,795,234	1,759,329
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 6.30% (B), 11/15/2023	358,022	345,491

		3,327,806

Diversified Telecommunication Services - 2.5%
CenturyLink, Inc.
Term Loan A,
1-Month LIBOR + 2.75%, 5.25% (B), 11/01/2022	487,179	475,812
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 01/31/2025	2,970,000	2,834,494

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
Delayed Draw Term Loan A,
1-Month LIBOR + 2.75%, 5.25% (B), 03/31/2021	$ 2,217,283	$ 2,148,684
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.96% (B), 11/29/2025	2,613,992	2,576,416
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 05/16/2024	1,462,576	1,421,258
Virgin Media Bristol LLC
Term Loan K,
1-Month LIBOR + 2.50%, 5.01% (B), 01/15/2026	3,000,000	2,943,126
Windstream Services LLC
Repriced Term Loan B6,
1-Month LIBOR + 4.00%, 6.51% (B), 03/29/2021	1,864,716	1,729,524

		14,129,314

Electrical Equipment - 1.6%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.56% (B), 12/22/2023	2,257,473	2,194,452
C&D Technologies, Inc.
Term Loan B,
3-Month LIBOR + 5.75%, 8.38% (B), 11/29/2025	1,325,000	1,192,500
Electrical Components International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 7.05% (B), 06/26/2025	1,741,250	1,689,012
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 5.75% (B), 09/29/2022	465,511	456,201
Term Loan B,
1-Month LIBOR + 4.00%, 6.50% (B), 09/29/2024	2,851,269	2,815,628
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 02/28/2024	673,692	643,376

		8,991,169

Electronic Equipment, Instruments & Components - 1.8%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 09/30/2024	1,452,463	1,414,336
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.78% (B), 01/31/2024	2,846,949	2,832,715
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 02/12/2025	1,950,000	1,913,437

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components (continued)
Radio Systems Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 05/02/2024	$ 2,952,481	$ 2,886,050
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 02/28/2025	1,483,763	1,476,344

		10,522,882

Entertainment - 0.2%
AMC Entertainment Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.76% (B), 12/15/2022 (J)	1,003,130	983,380

Equity Real Estate Investment Trusts - 1.2%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.26% (B), 06/28/2023	2,583,810	2,554,742
MGM Growth Properties Operating Partnership, LP
Term Loan A,
1-Month LIBOR + 2.00%, 4.50% (B), 06/14/2023	3,500,000	3,441,655
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 03/21/2025	491,162	483,078
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 12/20/2024	715,909	701,703

		7,181,178

Food & Staples Retailing - 2.3%
Albertsons LLC
Term Loan B6,
3-Month LIBOR + 3.00%, 5.69% (B), 06/22/2023	2,688,246	2,643,602
Term Loan B7,
1-Month LIBOR + 3.00%, 5.50% (B), 11/17/2025	1,500,000	1,463,125
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.51% (B), 02/03/2024	959,818	949,421
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (B), 06/22/2022	1,227,294	1,215,021
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 7.05% (B), 07/29/2023	4,282,021	3,775,316
Hostess Brands LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.89% (B), 08/03/2022	3,214,981	3,105,135

		13,151,620

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 2.8%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
TBD, 10/01/2025 (I) (J)	$ 375,000	$ 372,187
CSM Bakery Solutions LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.80% (B), 07/03/2020	3,596,312	3,335,580
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.90% (B), 02/18/2021	1,957,047	1,598,256
Dole Food Co., Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.26% (B), 04/06/2024	2,477,889	2,381,871
Kettle Cuisine LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.26% (B), 08/22/2025 (L)	1,246,875	1,240,641
Nomad Foods Midco, Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 4.76% (B), 05/15/2024	1,740,000	1,693,237
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.00%, 4.52% (B), 05/24/2024	2,681,514	2,643,806
Shearer’s Foods, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.75% (B), 06/30/2021	3,096,630	3,037,276

		16,302,854

Health Care Equipment & Supplies - 3.1%
Carestream Dental Equiment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 6.05% (B), 09/01/2024	2,072,593	1,968,963
Carestream Health, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.75%, 8.25% (B), 02/28/2021	4,017,448	3,917,012
2nd Lien Term Loan,
1-Month LIBOR + 9.50%, 12.00% (B), 06/07/2021	1,010,000	992,325
CPI Holdco LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.24% (B), 03/21/2024	3,893,323	3,795,990
DentalCorp Perfect Smile ULC
1st Lien Delayed Draw Term Loan,
1-Month LIBOR + 3.75%, 5.59% (B), 06/06/2025 (J)	92,965	90,990
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 06/06/2025 (J)	792,300	775,464
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.55% (B), 09/24/2024	1,624,315	1,507,230
3-Month LIBOR + 3.00%, 5.62% (B), 02/24/2025	992,500	927,987

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.76% (B), 06/30/2025	$ 2,017,876	$ 1,943,886
YI LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.80% (B), 11/07/2024	2,093,228	2,072,296

		17,992,143

Health Care Providers & Services - 3.6%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 7.00% (B), 06/30/2025	2,686,500	2,671,388
DuPage Medical Group, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 08/15/2024	995,710	955,882
HCA, Inc.
Term Loan B10,
1-Month LIBOR + 2.00%, 4.50% (B), 03/13/2025	375,294	373,828
Term Loan B11,
1-Month LIBOR + 1.75%, 4.25% (B), 03/18/2023	617,206	614,275
Heartland Dental LLC
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.25% (B), 04/30/2025	2,736,170	2,654,084
PharMerica Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.01% (B), 12/06/2024	2,238,088	2,228,761
Quorum Health Corp.
Term Loan B,
1-Month LIBOR + 6.75%, 9.25% (B), 04/29/2022	4,057,839	4,037,550
RadNet, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.75%, 6.55% (B), 06/30/2023	1,319,768	1,314,819
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 7.13% (B), 11/16/2025	2,000,000	1,950,000
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 06/27/2025	992,506	975,137
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (B), 02/06/2024	1,866,750	1,675,408
WP CityMD Bidco LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.30% (B), 06/07/2024 (L)	1,133,813	1,096,964

		20,548,096

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Technology - 0.2%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 03/01/2024	$ 922,863	$ 902,923

Hotels, Restaurants & Leisure - 5.3%
Affinity Gaming LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 07/01/2023	1,843,769	1,751,580
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.66% (B), 09/15/2023	1,366,105	1,348,745
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 12/22/2024	2,970,000	2,928,631
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.55% (B), 09/18/2024	2,458,536	2,347,902
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.81% (B), 04/17/2024	1,913,500	1,889,581
Flynn Restaurant Group, LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (B), 06/27/2025	1,097,243	1,058,840
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 4.26% (B), 10/25/2023	841,361	830,949
IRB Holding Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.76% (B), 02/05/2025	1,985,000	1,933,390
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 10/20/2025	3,000,000	2,952,501
NPC International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.05% (B), 04/19/2024	2,480,423	2,368,804
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 1.25%, 3.76% (B), 01/19/2022	2,312,500	2,260,469
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 5.25% (B), 08/14/2024	2,222,567	2,149,936
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.50% (B), 03/31/2024	3,029,623	2,968,273
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 06/08/2023	3,503,551	3,455,864

		30,245,465

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 3.5%
American Bath Group LLC
Term Loan B,
3-Month LIBOR + 4.25%, 7.05% (B), 09/30/2023	$ 3,620,106	$ 3,574,855
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 6.00%, 8.80% (B), 12/31/2023 (L)	833,803	600,338
Hoffmaster Group, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.50% (B), 11/21/2023	5,022,566	4,978,618
2nd Lien Term Loan,
1-Month LIBOR + 9.50%, 12.00% (B), 11/21/2024 (L)	900,000	886,500
Janus International Group LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 02/12/2025	993,122	953,397
Libbey Glass, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.51% (B), 04/09/2021	2,258,414	2,156,785
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 02/28/2025	3,721,875	3,638,133
WKI Holding Co., Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.54% (B), 05/01/2024 (L)	3,452,475	3,366,163

		20,154,789

Household Products - 0.8%
KIK Custom Products, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 6.50% (B), 05/15/2023	4,633,088	4,375,373

Independent Power & Renewable Electricity Producers - 1.3%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 01/15/2025	1,981,241	1,937,653
Calpine Corp.
Term Loan B6,
3-Month LIBOR + 2.50%, 5.31% (B), 01/15/2023	3,805,337	3,737,385

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers (continued)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.75% (B), 12/09/2021	$ 421,151	$ 343,238
Vistra Energy Corp.
1st Lien Term Loan B3,
1-Month LIBOR + 2.00%, 4.51% (B), 12/31/2025	1,238,139	1,213,376

		7,231,652

Interactive Media & Services - 0.1%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 10/19/2023	632,125	619,957

Internet & Direct Marketing Retail - 0.5%
Shutterfly, Inc.
Delayed Draw Term Loan B,
1-Month LIBOR + 2.50%, 5.02% (B), 08/17/2024	2,403,122	2,327,022
Term Loan B2,
1-Month LIBOR + 2.75%, 5.25% (B), 08/17/2024	817,740	797,297

		3,124,319

IT Services - 3.0%
Allied Universal Holdco LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 07/28/2022	2,555,079	2,445,423
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.52% (B), 07/08/2022	2,360,266	2,350,530
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.30% (B), 08/01/2024	888,750	804,319
Go Daddy Operating Co. LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.75% (B), 02/15/2024	1,979,840	1,952,971
MoneyGram International, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 03/27/2020	1,995,631	1,726,221
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.58% (B), 11/03/2023	2,724,244	2,523,332
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.50% (B), 05/01/2024	1,438,898	1,410,480
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 6.50% (B), 12/19/2023	1,434,022	1,394,586
Xerox Business Services LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 12/07/2023	2,719,013	2,674,829

		17,282,691

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 1.2%
Callaway Golf Co.
Term Loan B,
1-Month LIBOR + 4.50%, 7.01% (B), 12/14/2025	$ 1,000,000	$ 1,005,000
Pure Fishing, Inc.
Term Loan,
3-Month LIBOR + 4.50%, 7.32% (B), 11/30/2025	3,000,000	2,921,250
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.40% (B), 09/29/2024	2,960,719	2,864,496

		6,790,746

Life Sciences Tools & Services - 0.4%
Jaguar Holding Co. II
Term Loan,
1-Month LIBOR + 2.50%, 5.00% (B), 08/18/2022	1,346,945	1,319,444
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 09/27/2024	782,500	740,115

		2,059,559

Machinery - 3.4%
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 5.30% (B), 01/31/2024	1,503,736	1,499,976
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.71% (B), 11/30/2023	3,381,853	3,136,668
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 07/30/2024	1,499,925	1,491,176
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 4.75% (B), 12/06/2024	492,534	488,225
Milacron LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 09/28/2023	4,266,270	4,186,278
Rexnord LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 08/21/2024	2,376,130	2,347,277
Terex Corp.
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 01/31/2024	1,704,949	1,664,456
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (B), 03/20/2025	2,481,250	2,444,031
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 10.25% (B), 03/20/2026 (L)	2,500,000	2,425,000

		19,683,087

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media - 4.5%
A-L Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 12/01/2023 (J)	$ 2,962,545	$ 2,932,919
Charter Communications Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 04/30/2025	1,980,000	1,951,043
Cogeco Communications II, LP
1st Lien Term Loan,
1-Month LIBOR + 2.38%, 4.87% (B), 01/03/2025	1,985,013	1,941,590
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.76% (B), 07/17/2025	1,959,473	1,896,402
Term Loan B,
1-Month LIBOR + 2.50%, 5.01% (B), 01/25/2026	992,500	965,516
Gray Television, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 4.77% (B), 02/07/2024	750,000	736,875
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.01% (B), 01/07/2022	2,597,959	2,530,846
MCC Iowa LLC
Term Loan M,
1-Week LIBOR + 2.00%, 4.42% (B), 01/15/2025	1,975,000	1,952,781
Mediacom LLC
Term Loan N,
1-Week LIBOR + 1.75%, 4.17% (B), 02/15/2024	492,528	485,140
Meredith Corp.
Term Loan B1,
1-Month LIBOR + 2.75%, 5.25% (B), 01/31/2025	769,351	762,459
Numericable Group SA
Term Loan B12,
1-Month LIBOR + 3.69%, 6.20% (B), 01/31/2026	1,488,712	1,389,713
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.88% (B), 03/01/2025	2,476,263	2,371,021
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.78% (B), 09/01/2025 (L)	1,700,000	1,606,500
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.51% (B), 10/13/2022 (L)	795,705	786,420

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc.
Term Loan B2,
1-Month LIBOR + 2.25%, 4.75% (B), 01/03/2024	$ 1,183,462	$ 1,169,654
Tribune Media Co.
Term Loan C,
1-Month LIBOR + 3.00%, 5.50% (B), 01/27/2024	2,550,617	2,538,928

		26,017,807

Multi-Utilities - 0.4%
Solenis International, LP
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.71% (B), 12/26/2023	2,268,600	2,224,174

Oil, Gas & Consumable Fuels - 3.5%
BCP Raptor LLC
Term Loan B,
2-Month LIBOR + 4.25%, 6.87% (B), 06/24/2024	1,711,282	1,629,996
California Resources Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.25% (B), 12/31/2022	3,285,000	3,200,139
CITGO Petroleum Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 6.30% (B), 07/29/2021	2,889,340	2,845,999
EG Finco, Ltd.
Term Loan,
3-Month LIBOR + 4.00%, 6.81% (B), 02/07/2025	993,745	960,827
EG Group, Ltd.
Term Loan B,
3-Month LIBOR + 4.00%, 6.81% (B), 02/07/2025	1,987,487	1,921,652
Fieldwood Energy LLC
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 7.75% (B), 04/11/2022	2,100,000	1,937,250
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 10/30/2024	1,138,500	1,088,216
MEG Energy Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 12/31/2023	702,090	696,825
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.27% (B), 03/01/2025	1,588,000	1,568,150
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 6.06% (B), 03/06/2025	1,652,893	1,566,116
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 12/02/2021	465,185	443,089
Ultra Resources, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.50% (B), 04/12/2024	2,750,000	2,445,781

		20,304,040

	Principal	Value
LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.4%
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 7.25% (B), 08/31/2022	$ 2,579,985	$ 2,567,085

Personal Products - 0.6%
Knowlton Development Corp., Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.75% (B), 12/11/2025	1,000,000	990,000
Revlon Consumer Products Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 6.21% (B), 09/07/2023	3,421,250	2,411,981

		3,401,981

Pharmaceuticals - 1.3%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 8.00% (B), 04/16/2021	1,852,343	1,491,137
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (B), 09/26/2024	987,500	896,979
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 05/04/2025	994,769	984,406
Catalent Pharma Solutions, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (B), 05/20/2024	1,677,465	1,661,478
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 6.75% (B), 04/29/2024	1,773,000	1,752,314
Valeant Pharmaceuticals International, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.51% (B), 06/02/2025	474,404	468,845

		7,255,159

Professional Services - 0.5%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (B), 07/23/2021	1,479,454	1,284,659
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 07/25/2021	494,975	429,803
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 05/09/2024	976,253	959,473

		2,673,935

Real Estate Management & Development - 2.3%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 08/01/2025	1,750,000	1,739,609

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (B), 04/18/2024	$ 1,961,257	$ 1,925,301
DTZ U.S. Borrower LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 08/21/2025	3,491,250	3,419,969
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 12/15/2023 (L)	2,473,611	2,424,138
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.25%, 4.76% (B), 02/01/2023	981,250	956,719
Trico Group LLC
Term Loan,
3-Month LIBOR + 6.50%, 9.21% (B), 02/02/2024	2,699,672	2,632,180

		13,097,916

Road & Rail - 0.5%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 4.60% (B), 02/09/2023	1,462,984	1,436,009
SIRVA Worldwide, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.50%, 8.08% (B), 08/04/2025	1,500,000	1,462,500

		2,898,509

Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 05/29/2025	904,333	887,942

Software - 5.0%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.30% (B), 06/13/2024	3,284,912	3,150,950
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.76% (B), 12/15/2024	4,455,000	4,377,964
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (B), 04/30/2025	1,246,875	1,230,250
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 5.25% (B), 02/01/2022	3,367,484	3,342,228
Kronos, Inc.
Term Loan B,
2-Month LIBOR + 3.00%, 5.54% (B), 11/01/2023	1,474,218	1,444,119
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.75% (B), 11/19/2021	3,420,475	3,352,065
Term Loan B3,
1-Month LIBOR + 2.50%, 5.00% (B), 06/21/2024	191,533	184,989

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Quest Software Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.99% (B), 05/16/2025	$ 2,193,705	$ 2,158,973
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 5.00% (B), 06/21/2024	1,293,467	1,249,274
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (B), 03/03/2023	1,902,498	1,860,643
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 4.75% (B), 04/16/2025	1,315,712	1,288,202
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.75% (B), 04/16/2025	3,420,694	3,349,171
Term Loan B5,
1-Month LIBOR + 2.25%, 4.75% (B), 04/16/2025	1,546,102	1,515,180

		28,504,008

Specialty Retail - 1.9%
Apro LLC
Term Loan B,
2-Month LIBOR + 4.00%, 6.59% (B), 08/08/2024	668,613	656,912
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.50% (B), 09/25/2024	1,855,266	1,832,076
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 5.75% (B), 04/09/2025	985,019	972,706
PetSmart, Inc.
Term Loan B2,
1-Month LIBOR + 3.00%, 5.52% (B), 03/11/2022	2,148,509	1,794,772
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.54% (B), 09/12/2024	3,566,481	3,512,984
Wink Holdco, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (B), 12/02/2024	496,241	477,218
2nd Lien Term Loan B,
1-Month LIBOR + 6.75%, 9.25% (B), 11/03/2025 (L)	1,880,000	1,804,800

		11,051,468

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (B), 09/07/2023	899,772	886,881

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Technology Hardware, Storage & Peripherals (continued)
Diebold, Inc.
Term Loan A1,
1-Month LIBOR + 9.25%, 11.75% (B), 08/31/2022	$ 355,500	$ 366,698
Term Loan B,
1-Month LIBOR + 2.75%, 5.31% (B), 11/06/2023	1,661,033	1,407,726

		2,661,305

Textiles, Apparel & Luxury Goods - 0.6%
Augusta Sportswear Group, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 7.00% (B), 10/26/2023	1,601,069	1,497,000
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (B), 12/15/2024	1,961,313	1,929,442

		3,426,442

Trading Companies & Distributors - 0.8%
LBM Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (B), 08/20/2022	1,631,841	1,577,451
Utility One Source, LP
Term Loan B,
1-Month LIBOR + 5.50%, 8.00% (B), 04/18/2023	1,173,686	1,173,686
Wesco Aircraft Hardware Corp.
Term Loan A,
1-Month LIBOR + 3.00%, 5.50% (B), 11/30/2020	1,797,468	1,761,519

		4,512,656

Wireless Telecommunication Services - 0.8%
Digicel International Finance, Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 5.96% (B), 05/28/2024	2,370,624	2,166,158
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (B), 02/02/2024	2,520,224	2,460,369

		4,626,527

Total Loan Assignments (Cost $511,022,924)		494,075,889

	Shares	Value
COMMON STOCKS - 0.0% (D)
Health Care Providers & Services - 0.0% (D)
Valitas Holdings, Inc. (E) (G) (L)	21,887	10,944

Software - 0.0% (D)
Avaya Holdings Corp. (M)	66	1,116

Total Common Stocks (Cost $23,018)		12,060

EXCHANGE-TRADED FUND - 0.3%
U.S. Fixed Income Fund - 0.3%
SPDR Blackstone / GSO Senior Loan ETF (C)	34,000	1,557,540

Total Exchange-Traded Fund (Cost $1,555,670)		1,557,540

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (N)	9,297,795	$ 9,297,795

Total Other Investment Company (Cost $9,297,795)		9,297,795

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
Fixed Income Clearing Corp., 1.45% (N), dated 01/31/2019, to be repurchased at $30,586,782 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $31,202,324.	$ 30,585,550	30,585,550

Total Repurchase Agreement (Cost $30,585,550)		30,585,550

Total Investments (Cost $604,964,104)		587,379,252
Net Other Assets (Liabilities) - (2.3)%		(13,258,951)

Net Assets - 100.0%		$ 574,120,301

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$51,850,418	$0	$51,850,418
Loan Assignments	—	494,075,889	—	494,075,889
Common Stocks	1,116	—	10,944	12,060
Exchange-Traded Fund	1,557,540	—	—	1,557,540
Other Investment Company	9,297,795	—	—	9,297,795
Repurchase Agreement	—	30,585,550	—	30,585,550

Total Investments	$10,856,451	$576,511,857	$10,944	$587,379,252

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $34,865,392, representing 6.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,106,951. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the total value of securities is $10,944, representing less than 0.1% of the Fund’s net assets.
(F)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2019, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Rounds to less than $1 or $(1).
(I)	All or a portion of the security represents unsettled loan commitments at January 31, 2019 where the rate will be determined at time of settlement.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Fixed rate loan commitment at January 31, 2019.
(L)	Illiquid security. At January 31, 2019, the value of such securities amounted to $23,017,569, representing 4.0% of the Fund’s net assets.
(M)	Non-income producing security.
(N)	Rates disclosed reflect the yields at January 31, 2019.
(O)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 0.4%
Treasury Wine Estates, Ltd.	40,201	$ 451,482

China - 3.2%
BeiGene, Ltd., ADR (A) (B)	3,659	473,767
Shenzhou International Group Holdings, Ltd.	64,000	753,191
Tencent Holdings, Ltd.	47,500	2,094,391

		3,321,349

France - 6.0%
Airbus SE	15,543	1,782,965
Cie de Saint-Gobain	25,998	896,290
Safran SA	13,324	1,746,199
TOTAL SA	33,533	1,841,561

		6,267,015

Germany - 4.9%
HeidelbergCement AG	22,437	1,550,128
KION Group AG	13,159	759,415
Vonovia SE	55,110	2,763,486

		5,073,029

India - 0.8%
ICICI Bank, Ltd., ADR	78,740	803,935

Indonesia - 0.8%
Bank Rakyat Indonesia Persero Tbk PT	3,027,600	834,229

Ireland - 1.7%
Medtronic PLC	19,742	1,744,995

Japan - 9.0%
Amada Holdings Co., Ltd.	89,423	896,488
Kansai Electric Power Co., Inc.	112,300	1,705,249
KDDI Corp.	76,500	1,912,412
Kyocera Corp.	27,100	1,521,133
Mitsubishi Electric Corp.	84,600	1,060,558
Sony Corp.	34,700	1,741,610
ZOZO, Inc.	27,100	545,607

		9,383,057

Mexico - 0.5%
Cemex SAB de CV, ADR (A)	104,835	570,302

Netherlands - 3.1%
ABN AMRO Group NV, CVA (C)	49,343	1,226,702
ING Groep NV	169,897	2,005,313

		3,232,015

Republic of Korea - 3.1%
Hyundai Motor Co.	6,513	758,040
KB Financial Group, Inc.	19,623	847,423
Korea Electric Power Corp.	54,333	1,684,707

		3,290,170

Sweden - 1.8%
Swedbank AB, Class A	80,928	1,834,404

Switzerland - 2.1%
Novartis AG, ADR	25,567	2,237,624

	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 6.8%
BP PLC, ADR	49,115	$ 2,019,609
Compass Group PLC	83,078	1,776,675
Lloyds Banking Group PLC	2,805,716	2,130,705
Prudential PLC	62,138	1,210,685

		7,137,674

United States - 52.4%
Alnylam Pharmaceuticals, Inc. (A)	7,802	651,701
Alphabet, Inc., Class C (A)	3,399	3,794,542
Amazon.com, Inc. (A)	1,861	3,198,557
Apple, Inc.	12,030	2,002,273
Becton Dickinson and Co.	5,625	1,403,212
Biogen, Inc. (A)	3,806	1,270,367
Cerner Corp. (A)	26,825	1,472,961
Comcast Corp., Class A	80,569	2,946,408
Comerica, Inc.	22,608	1,780,154
CVS Health Corp.	29,904	1,960,207
DexCom, Inc. (A)	7,871	1,110,047
EOG Resources, Inc.	15,338	1,521,530
Facebook, Inc., Class A (A)	21,436	3,573,167
Foot Locker, Inc.	13,741	767,984
Illumina, Inc. (A)	3,218	900,364
JPMorgan Chase & Co.	22,315	2,309,602
Kinder Morgan, Inc.	60,056	1,087,014
Microsoft Corp.	21,335	2,228,014
NCR Corp. (A)	31,476	841,983
Plains GP Holdings, LP, Class A (A)	36,583	835,556
Regeneron Pharmaceuticals, Inc. (A)	1,962	842,228
Reinsurance Group of America, Inc.	13,543	1,956,286
Ross Stores, Inc.	20,167	1,857,784
Royal Caribbean Cruises, Ltd.	26,633	3,197,292
Southwest Airlines Co.	55,800	3,167,208
Spark Therapeutics, Inc. (A) (B)	7,513	359,272
Synchrony Financial	41,856	1,257,354
United Continental Holdings, Inc. (A)	14,305	1,248,397
Visa, Inc., Class A	18,410	2,485,534
Wells Fargo & Co.	52,901	2,587,388

		54,614,386

Total Common Stocks (Cost $86,276,435)		100,795,666

PREFERRED STOCK - 0.2%
Republic of Korea - 0.2%
Hyundai Motor Co., 4.93% (D)	3,288	248,525

Total Preferred Stock (Cost $360,600)		248,525

EXCHANGE-TRADED FUNDS - 1.5%
United States - 1.5%
iShares Core MSCI EAFE ETF	12,495	733,207
iShares Core S&P 500 ETF	3,089	838,818

Total Exchange-Traded Funds (Cost $1,539,828)		1,572,025

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	122,661	$ 122,661

Total Other Investment Company (Cost $122,661)		122,661

Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $1,725,484 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $1,762,528.

$ 1,725,414	$ 1,725,414

Total Repurchase Agreement (Cost $1,725,414)	1,725,414

Total Investments (Cost $90,024,938)	104,464,291
Net Other Assets (Liabilities) - (0.1)%	(151,086)

Net Assets - 100.0%	$ 104,313,205

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	15.7%	$ 16,359,855
Interactive Media & Services	9.1	9,462,100
Oil, Gas & Consumable Fuels	7.0	7,305,270
Hotels, Restaurants & Leisure	4.8	4,973,967
Airlines	4.2	4,415,605
Health Care Equipment & Supplies	4.1	4,258,254
Internet & Direct Marketing Retail	3.6	3,744,164
Biotechnology	3.4	3,597,335
Aerospace & Defense	3.4	3,529,164
Electric Utilities	3.2	3,389,956
Insurance	3.0	3,166,971
Media	2.8	2,946,408
Technology Hardware, Storage & Peripherals	2.7	2,844,256
Real Estate Management & Development	2.6	2,763,486
Specialty Retail	2.5	2,625,768
IT Services	2.4	2,485,534
Pharmaceuticals	2.1	2,237,624
Software	2.1	2,228,014
Construction Materials	2.0	2,120,430
Health Care Providers & Services	1.9	1,960,207
Wireless Telecommunication Services	1.8	1,912,412
Household Durables	1.7	1,741,610
Machinery	1.6	1,655,903
Electronic Equipment, Instruments & Components	1.5	1,521,133
Health Care Technology	1.4	1,472,961
Consumer Finance	1.2	1,257,354
Electrical Equipment	1.0	1,060,558
Automobiles	1.0	1,006,565
Life Sciences Tools & Services	0.9	900,364
Building Products	0.9	896,290
U.S. Equity Funds	0.8	838,818
Textiles, Apparel & Luxury Goods	0.7	753,191
International Equity Funds	0.7	733,207
Beverages	0.4	451,482

Investments	98.2	102,616,216
Short-Term Investments	1.8	1,848,075

Total Investments	100.0%	$ 104,464,291

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$62,464,618	$38,331,048	$—	$100,795,666
Preferred Stock	—	248,525	—	248,525
Exchange-Traded Funds	1,572,025	—	—	1,572,025
Other Investment Company	122,661	—	—	122,661
Repurchase Agreement	—	1,725,414	—	1,725,414

Total Investments	$64,159,304	$40,304,987	$—	$104,464,291

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $120,040. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $1,226,702, representing 1.2% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 92.2%
Money Market Funds - 92.2%
BlackRock Liquidity Funds T-Fund Portfolio	7,602,621	$ 7,602,621
Dreyfus Treasury Cash Management	30,913,790	30,913,790
UBS Select Treasury Preferred	38,581,359	38,581,359

Total Short-Term Investment Companies (Cost $77,097,770)		77,097,770

Total Investments (Cost $77,097,770)		77,097,770
Net Other Assets (Liabilities) - 7.8%		6,538,820

Net Assets - 100.0%		$ 83,636,590

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Pay	2.00%	Quarterly	03/11/2021	AUD	33,500,000	$(58,975)	$9,370	$(68,345)
3-Month AUD-BBR-BBSW	Receive	2.00	Quarterly	06/10/2021	AUD	1,900,000	3,748	294	3,454
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	03/15/2021	CAD	127,800,000	(611,241)	338,199	(949,440)
3-Month CAD-CDOR	Receive	2.50	Semi-Annually/ Quarterly	06/14/2021	CAD	200,000	919	932	(13)
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	06/18/2029	CAD	1,100,000	(5,066)	2,809	(7,875)
3-Month CAD-CDOR	Receive	3.00	Semi-Annually/ Quarterly	03/19/2029	CAD	21,000,000	845,347	45,935	799,412
3-Month CAD-CDOR	Receive	3.00	Semi-Annually/ Quarterly	06/18/2029	CAD	800,000	31,100	20,568	10,532
3-Month NZD-BKBM	Pay	2.00	Semi-Annually/ Quarterly	06/16/2021	NZD	30,200,000	(34,725)	(10,394)	(24,331)
3-Month NZD-BKBM	Receive	2.50	Semi-Annually/ Quarterly	03/10/2021	NZD	64,800,000	507,850	323,188	184,662
3-Month NZD-BKBM	Pay	3.00	Semi-Annually/ Quarterly	03/14/2029	NZD	12,800,000	(356,885)	(74,864)	(282,021)
3-Month SEK-STIBOR-SIDE	Pay	0.50	Annually/Quarterly	03/17/2021	SEK	285,900,000	(266,319)	(179,797)	(86,522)
3-Month SEK-STIBOR-SIDE	Receive	1.00	Annually/Quarterly	06/16/2021	SEK	414,100,000	123,323	142,066	(18,743)
3-Month SEK-STIBOR-SIDE	Receive	1.50	Annually/Quarterly	03/21/2029	SEK	51,600,000	266,376	103,825	162,551
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	03/22/2021	USD	92,500,000	(301,230)	525,925	(827,155)
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	06/21/2021	USD	2,800,000	24,417	17,320	7,097
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	03/20/2029	USD	20,500,000	613,271	(451,490)	1,064,761
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	06/19/2029	USD	1,600,000	46,684	3,805	42,879
6-Month AUD-BBR-BBSW	Receive	3.00	Semi-Annually	03/08/2029	AUD	7,500,000	252,636	39,416	213,220
6-Month AUD-BBR-BBSW	Receive	3.00	Semi-Annually	06/07/2029	AUD	1,500,000	47,979	24,140	23,839
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	03/21/2029	CHF	8,900,000	239,579	(22,042)	261,621
6-Month CHF-LIBOR	Receive	1.00	Semi-Annually/ Annually	03/17/2021	CHF	61,200,000	(392,025)	(167,985)	(224,040)
6-Month EUR-EURIBOR	Pay	1.00	Semi-Annually/ Annually	03/22/2021	EUR	5,000,000	18,066	8,842	9,224

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued):

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Pay	1.00%	Semi-Annually/ Annually	06/21/2021	EUR	15,300,000	$43,753	$13,456	$30,297
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	03/20/2029	EUR	1,200,000	43,281	(11,664)	54,945
6-Month EUR-EURIBOR	Pay	1.00	Semi-Annually/ Annually	06/19/2029	EUR	700,000	(20,686)	(8,345)	(12,341)
6-Month GBP-LIBOR	Receive	1.25	Semi-Annually	03/22/2021	GBP	61,200,000	229,713	(17,102)	246,815
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	06/21/2021	GBP	11,800,000	(34,749)	(11,298)	(23,451)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP	9,400,000	(101,591)	179,035	(280,626)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/19/2029	GBP	2,200,000	(16,494)	(3,960)	(12,534)
6-Month JPY-LIBOR	Receive	1.00	Semi-Annually	06/16/2021	JPY	3,348,500,000	11,220	(6,018)	17,238
6-Month JPY-LIBOR	Receive	0.25	Semi-Annually	03/17/2021	JPY	165,900,000	8,112	5,592	2,520
6-Month JPY-LIBOR	Pay	0.50	Semi-Annually	06/20/2029	JPY	229,900,000	(69,046)	(37,725)	(31,321)
6-Month JPY-LIBOR	Pay	1.00	Semi-Annually	06/20/2029	JPY	440,300,000	68,711	82,769	(14,058)
6-Month NOK-NIBOR	Receive	2.00	Semi-Annually/ Annually	03/17/2021	NOK	731,300,000	671,258	544,031	127,227
6-Month NOK-NIBOR	Pay	2.50	Semi-Annually/ Annually	03/21/2029	NOK	123,300,000	(582,411)	(309,358)	(273,053)

Total							$1,245,900	$1,119,475	$126,425

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	03/29/2019	USD	39,425,431	374,000	$(282,850)	$—	$(282,850)
5-Year U.S. Treasury Note Futures	MLI	Pay	Maturity	03/29/2019	USD	18,157,270	161,000	335,089	—	335,089
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	03/20/2019	CAD	10,847,427	82,000	(344,756)	—	(344,756)
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	03/13/2019	JPY	457,205,600	3,000,000	(11,792)	—	(11,792)
10-Year U.S. Treasury Note Futures	MLI	Pay	Maturity	03/20/2019	USD	7,797,901	64,000	39,099	—	39,099
20-Year U.S. Treasury Bond Futures	MLI	Receive	Maturity	03/20/2019	USD	5,844,066	42,000	(320,747)	—	(320,747)
BIST 30 Index Futures	GSI	Receive	Maturity	02/28/2019	TRY	4,225,366	35,100	(89,126)	—	(89,126)
BM&F Bovespa Index Futures	MLI	Pay	Maturity	02/13/2019	BRL	478,956	5	2,582	—	2,582
German Euro Bund Futures	MLI	Pay	Maturity	03/07/2019	EUR	16,162,890	100,000	462,544	—	462,544
Heating Oil Futures	CITI	Pay	Maturity	02/27/2019	USD	76,353	42,000	2,766	—	2,766
HSCEI China Index Futures	GSI	Pay	Maturity	02/27/2019	HKD	22,835,237	2,100	74,417	—	74,417
HSCEI China Index Futures	MLI	Pay	Maturity	02/27/2019	HKD	3,819,103	350	10,717	—	10,717
KOSPI 200 Index Futures	MLI	Receive	Maturity	03/14/2019	KRW	459,830,056	1,750,000	(39,226)	—	(39,226)
MSCI Hong Kong Index Futures	MLI	Receive	Monthly	03/20/2019	HKD	17,970,671	214	65,519	—	65,519
MSCI Italy Index Futures	MLI	Receive	Maturity/ Monthly	03/20/2019	EUR	929,542	919,629	17,727	10	17,717
MSCI Mexico Index Futures	GSI	Pay	Monthly	03/20/2019	MXN	52,559	57	(20)	—	(20)
MSCI Mexico Index Futures	GSI	Pay	Monthly	03/20/2019	MXN	130,015	141	(48)	—	(48)
MSCI Mexico Index Futures	GSI	Pay	Monthly	03/20/2019	MXN	1,097,287	1,190	(398)	—	(398)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Mexico Index Futures	GSI	Pay	Monthly	03/20/2019	MXN	1,844	2	$(1)	$—	$(1)
MSCI Singapore Index Futures	GSI	Receive	Monthly	03/20/2019	SGD	1,086,467	191	(11,361)	—	(11,361)
MSCI South Africa Index Futures	GSI	Pay	Monthly	03/20/2019	ZAR	7,940,910	8,313	318	—	318
MSCI Spain Index Futures	MLI	Pay	Maturity/ Monthly	03/20/2019	EUR	409,082	406,911	(6,108)	(4)	(6,104)
MSCI Thailand Index Futures	GSI	Receive	Monthly	03/20/2019	USD	16,113	12	(811)	—	(811)
Natural Gas Futures	CITI	Receive	Maturity	02/26/2019	USD	344,920	120,000	5,920	—	5,920
Soybean Meal Futures	MLI	Receive	Maturity	02/22/2019	USD	62,680	200	680	—	680
Soybean Meal Futures	CITI	Receive	Maturity	02/22/2019	USD	409,512	1,300	6,512	—	6,512
Soybean Oil Futures	CITI	Receive	Maturity	02/22/2019	USD	17,442	60,000	(660)	—	(660)
Swiss Market Index Futures	MLI	Pay	Maturity	03/15/2019	CHF	2,021,513	230	17,997	—	17,997
TAIEX Futures	MLI	Pay	Maturity	02/20/2019	TWD	7,801,682	800	6,586	—	6,586
Tel Aviv 35 Index Futures	MLI	Receive	Maturity	02/22/2019	ILS	303,046	200	(2,141)	—	(2,141)
Wheat Futures	CITI	Receive	Maturity	02/22/2019	USD	155,566	30,000	616	—	616
WIG 20 Index Futures	GSI	Pay	Maturity	03/15/2019	PLN	95,049	40	169	—	169

Total								$(60,787)	$6	$(60,793)

Value
OTC Swap Agreements, at value (Assets)	$1,049,258
OTC Swap Agreements, at value (Liabilities)	$(1,110,045)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	4	02/06/2019	$197,212	$189,313	$—	$(7,899)
3-Month Aluminum	Short	(4)	02/06/2019	(196,965)	(189,313)	7,652	—
3-Month Aluminum	Long	1	02/21/2019	48,803	47,525	—	(1,278)
3-Month Aluminum	Short	(1)	02/21/2019	(48,799)	(47,525)	1,274	—
3-Month Aluminum	Long	2	02/28/2019	96,231	95,270	—	(961)
3-Month Aluminum	Short	(2)	02/28/2019	(96,285)	(95,270)	1,015	—
3-Month Aluminum	Long	1	03/06/2019	48,563	47,720	—	(843)
3-Month Aluminum	Short	(1)	03/06/2019	(48,572)	(47,720)	852	—
3-Month Aluminum	Long	4	03/12/2019	193,862	191,120	—	(2,742)
3-Month Aluminum	Short	(4)	03/12/2019	(193,564)	(191,120)	2,444	—
3-Month Aluminum	Long	5	03/18/2019	240,390	238,969	—	(1,421)
3-Month Aluminum	Short	(5)	03/18/2019	(241,092)	(238,969)	2,123	—
3-Month Aluminum	Long	2	03/19/2019	96,119	95,582	—	(537)
3-Month Aluminum	Short	(2)	03/19/2019	(96,345)	(95,582)	763	—
3-Month Aluminum	Long	4	03/21/2019	191,112	190,775	—	(337)
3-Month Aluminum	Short	(4)	03/21/2019	(191,139)	(190,775)	364	—
3-Month Aluminum	Long	6	03/27/2019	282,805	285,813	3,008	—
3-Month Aluminum	Short	(6)	03/27/2019	(281,138)	(285,813)	—	(4,675)
3-Month Aluminum	Long	1	04/09/2019	46,505	47,639	1,134	—
3-Month Aluminum	Short	(1)	04/09/2019	(46,685)	(47,639)	—	(954)
3-Month Aluminum	Long	16	04/16/2019	744,413	762,452	18,039	—
3-Month Aluminum	Short	(16)	04/16/2019	(747,553)	(762,452)	—	(14,899)
3-Month Aluminum	Long	1	04/23/2019	47,628	47,677	49	—
3-Month Aluminum	Short	(1)	04/23/2019	(47,660)	(47,677)	—	(17)
3-Month Aluminum	Long	2	04/30/2019	95,000	95,500	500	—
3-Month Aluminum	Short	(2)	04/30/2019	(95,169)	(95,500)	—	(331)
3-Month Copper	Long	1	03/18/2019	152,678	154,200	1,522	—
3-Month Copper	Short	(1)	03/18/2019	(152,695)	(154,200)	—	(1,505)
3-Month Copper	Long	2	03/19/2019	300,506	308,400	7,894	—
3-Month Copper	Short	(2)	03/19/2019	(300,384)	(308,400)	—	(8,016)
3-Month Copper	Long	1	03/21/2019	149,854	154,138	4,284	—
3-Month Copper	Short	(1)	03/21/2019	(150,196)	(154,138)	—	(3,942)
3-Month Copper	Long	2	03/27/2019	299,968	308,282	8,314	—
3-Month Copper	Short	(2)	03/27/2019	(299,634)	(308,282)	—	(8,648)
3-Month Copper	Long	4	04/16/2019	596,284	617,200	20,916	—
3-Month Copper	Short	(4)	04/16/2019	(597,938)	(617,200)	—	(19,262)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Long	1	02/14/2019	$152,103	$153,906	$1,803	$—
3-Month Copper	Short	(1)	02/14/2019	(151,858)	(153,906)	—	(2,048)
3-Month Lead	Long	1	03/27/2019	49,692	52,794	3,102	—
3-Month Lead	Short	(1)	03/27/2019	(49,422)	(52,794)	—	(3,372)
3-Month Nickel	Long	1	02/06/2019	71,259	74,451	3,192	—
3-Month Nickel	Short	(1)	02/06/2019	(70,827)	(74,451)	—	(3,624)
3-Month Nickel	Long	1	02/21/2019	66,732	74,540	7,808	—
3-Month Nickel	Short	(1)	02/21/2019	(66,483)	(74,540)	—	(8,057)
3-Month Nickel	Long	1	02/28/2019	65,046	74,576	9,530	—
3-Month Nickel	Short	(1)	02/28/2019	(64,896)	(74,576)	—	(9,680)
3-Month Nickel	Long	1	03/12/2019	64,836	74,638	9,802	—
3-Month Nickel	Short	(1)	03/12/2019	(64,766)	(74,638)	—	(9,872)
3-Month Nickel	Long	2	03/18/2019	132,328	149,337	17,009	—
3-Month Nickel	Short	(2)	03/18/2019	(132,615)	(149,337)	—	(16,722)
3-Month Nickel	Long	2	03/21/2019	130,746	149,369	18,623	—
3-Month Nickel	Short	(2)	03/21/2019	(130,783)	(149,369)	—	(18,586)
3-Month Nickel	Long	2	03/27/2019	129,024	149,435	20,411	—
3-Month Nickel	Short	(2)	03/27/2019	(128,806)	(149,435)	—	(20,629)
3-Month Nickel	Long	1	04/04/2019	66,081	74,761	8,680	—
3-Month Nickel	Short	(1)	04/04/2019	(66,332)	(74,761)	—	(8,429)
3-Month Nickel	Long	4	04/16/2019	279,518	299,306	19,788	—
3-Month Nickel	Short	(4)	04/16/2019	(279,900)	(299,306)	—	(19,406)
3-Month Nickel	Long	1	04/30/2019	74,103	74,880	777	—
3-Month Nickel	Short	(1)	04/30/2019	(74,127)	(74,880)	—	(753)
3-Month Zinc	Long	1	02/21/2019	64,053	68,456	4,403	—
3-Month Zinc	Short	(1)	02/21/2019	(64,042)	(68,456)	—	(4,414)
3-Month Zinc	Long	1	03/12/2019	64,466	68,453	3,987	—
3-Month Zinc	Short	(1)	03/12/2019	(64,501)	(68,453)	—	(3,952)
3-Month Zinc	Long	2	03/18/2019	126,706	136,920	10,214	—
3-Month Zinc	Short	(2)	03/18/2019	(126,977)	(136,920)	—	(9,943)
3-Month Zinc	Long	2	03/21/2019	126,906	136,800	9,894	—
3-Month Zinc	Short	(2)	03/21/2019	(125,905)	(136,800)	—	(10,895)
3-Month Zinc	Long	2	03/27/2019	124,369	136,727	12,358	—
3-Month Zinc	Short	(2)	03/27/2019	(124,130)	(136,727)	—	(12,597)
3-Month Zinc	Long	2	04/04/2019	293,224	136,616	—	(156,608)
3-Month Zinc	Short	(2)	04/04/2019	(293,247)	(136,616)	156,631	—
3-Month Zinc	Long	2	04/16/2019	124,560	136,469	11,909	—
3-Month Zinc	Short	(2)	04/16/2019	(124,670)	(136,469)	—	(11,799)
10-Year Australian Treasury Bond	Long	20	03/15/2019	1,915,059	1,941,103	26,044	—
10-Year Canada Government Bond	Short	(8)	03/20/2019	(832,780)	(838,023)	—	(5,243)
10-Year Japan Government Bond Mini	Short	(35)	03/12/2019	(4,883,951)	(4,908,515)	—	(24,564)
10-Year U.S. Treasury Note	Short	(67)	03/20/2019	(8,154,147)	(8,205,406)	—	(51,259)
Aluminum	Long	21	03/20/2019	988,156	1,003,538	15,382	—
Aluminum	Short	(32)	03/20/2019	(1,542,151)	(1,529,200)	12,951	—
Amsterdam Index	Long	11	02/15/2019	1,249,488	1,306,803	57,315	—
Brent Crude Oil	Short	(36)	02/28/2019	(2,209,866)	(2,190,240)	19,626	—
CAC 40 Index	Short	(56)	02/15/2019	(3,060,197)	(3,199,110)	—	(138,913)
Copper	Long	6	03/20/2019	890,543	925,125	34,582	—
Copper	Short	(8)	03/20/2019	(1,216,822)	(1,233,500)	—	(16,678)
Copper	Short	(4)	03/27/2019	(269,771)	(278,450)	—	(8,679)
Corn	Short	(46)	03/14/2019	(874,387)	(865,950)	8,437	—
Crude	Long	25	02/20/2019	1,352,139	1,344,750	—	(7,389)
DAX® Index	Short	(1)	03/15/2019	(309,743)	(319,172)	—	(9,429)
EURO STOXX 50® Index	Short	(37)	03/15/2019	(1,242,645)	(1,334,878)	—	(92,233)
FTSE 100 Index	Short	(28)	03/15/2019	(2,475,778)	(2,534,928)	—	(59,150)
FTSE Bursa Malaysia KLCI	Short	(15)	02/28/2019	(309,858)	(309,814)	44	—
FTSE JSE Top 40 Index	Short	(39)	03/20/2019	(1,342,954)	(1,416,335)	—	(73,381)
German Euro Bund Index	Long	84	03/07/2019	15,627,868	15,928,568	300,700	—
Gold 100 oz	Short	(2)	04/26/2019	(257,618)	(265,040)	—	(7,422)
Hang Seng Index	Short	(3)	02/27/2019	(528,691)	(536,278)	—	(7,587)
HSCEI Index	Long	6	02/27/2019	418,635	424,396	5,761	—
IBEX 35 Index	Short	(2)	02/15/2019	(201,416)	(207,280)	—	(5,864)
KOSPI 200 Index	Short	(50)	03/14/2019	(2,944,041)	(3,223,723)	—	(279,682)
Lead	Long	1	03/20/2019	49,303	52,788	3,485	—
Lead	Short	(1)	03/20/2019	(49,748)	(52,788)	—	(3,040)
Mexican Bolsa Index	Short	(13)	03/15/2019	(283,977)	(299,828)	—	(15,851)
MSCI Singapore Index	Long	36	02/27/2019	963,645	958,565	—	(5,080)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Taiwan Index	Short	(4)	02/26/2019	$(147,657)	$(148,680)	$—	$(1,023)
Natural Gas	Short	(61)	02/26/2019	(1,790,230)	(1,716,540)	73,690	—
New York Harbor ULSD	Long	2	02/28/2019	153,904	157,702	3,798	—
Nickel	Long	5	03/20/2019	353,445	373,395	19,950	—
Nickel	Short	(11)	03/20/2019	(722,265)	(821,469)	—	(99,204)
OMX Stockholm 30 Index	Long	131	02/15/2019	2,112,624	2,195,555	82,931	—
RBOB Gasoline	Long	3	02/28/2019	177,300	173,578	—	(3,722)
S&P 500® E-Mini Index	Short	(54)	03/15/2019	(7,043,101)	(7,302,150)	—	(259,049)
S&P/ASX 200 Index	Long	99	03/21/2019	10,091,793	10,441,846	350,053	—
S&P/TSX 60 Index	Short	(6)	03/14/2019	(799,298)	(847,338)	—	(48,040)
SET 50 Index	Short	(55)	03/28/2019	(372,444)	(383,350)	—	(10,906)
Silver	Long	3	03/27/2019	217,142	241,080	23,938	—
Soybean	Short	(10)	03/14/2019	(450,686)	(457,625)	—	(6,939)
Soybean Meal	Short	(27)	03/14/2019	(848,084)	(837,000)	11,084	—
Soybean Oil	Short	(82)	03/14/2019	(1,421,075)	(1,484,364)	—	(63,289)
TOPIX Index	Short	(29)	03/07/2019	(4,017,601)	(4,174,616)	—	(157,015)
U.K. Gilt	Short	(68)	03/27/2019	(10,993,272)	(11,017,486)	—	(24,214)
Wheat	Short	(28)	03/14/2019	(725,321)	(723,100)	2,221	—
Zinc	Long	3	03/20/2019	190,146	205,388	15,242	—
Zinc	Short	(7)	03/20/2019	(442,555)	(479,238)	—	(36,683)

Total						$1,479,302	$(1,931,181)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/20/2019	USD	5,115,209	AUD	7,195,000	$—	$(118,506)
CITI	03/20/2019	USD	2,169,833	BRL	8,339,018	—	(109,033)
CITI	03/20/2019	USD	15,886,506	CAD	21,058,000	—	(158,542)
CITI	03/20/2019	USD	7,313,959	CHF	7,202,000	37,446	—
CITI	03/20/2019	USD	2,833,383	CLP	1,930,000,000	—	(109,759)
CITI	03/20/2019	USD	4,863,260	CNH	33,635,000	—	(152,459)
CITI	03/20/2019	USD	1,409,512	COP	4,520,000,000	—	(43,377)
CITI	03/20/2019	USD	819,130	CZK	18,700,000	—	(13,059)
CITI	03/20/2019	USD	32,021,847	EUR	27,935,556	14,271	(102,230)
CITI	03/20/2019	USD	10,910,459	GBP	8,483,000	2,460	(246,342)
CITI	03/20/2019	USD	1,647,481	HKD	12,873,000	3,730	—
CITI	03/20/2019	USD	444,165	HUF	125,000,000	—	(10,321)
CITI	03/20/2019	USD	328,800	IDR	4,800,000,000	—	(12,751)
CITI	03/20/2019	USD	1,024,307	INR	73,196,000	2,115	(1,312)
CITI	03/20/2019	USD	11,536,012	JPY	1,290,169,000	2,075	(358,160)
CITI	03/20/2019	USD	6,938,310	KRW	7,750,244,000	5,191	(43,007)
CITI	03/20/2019	USD	659,626	MXN	13,543,000	2	(43,372)
CITI	03/20/2019	USD	5,112,923	NOK	44,081,000	—	(125,337)
CITI	03/20/2019	USD	501,659	PHP	26,500,000	—	(5,023)
CITI	03/20/2019	USD	216,970	PLN	815,000	—	(2,297)
CITI	03/20/2019	USD	761,379	RUB	52,000,000	—	(28,887)
CITI	03/20/2019	USD	9,977,286	SEK	89,391,000	59,301	—
CITI	03/20/2019	USD	66,408	SGD	91,000	—	(1,263)
CITI	03/20/2019	USD	641,624	TWD	19,700,000	—	(1,699)
CITI	03/20/2019	PHP	23,600,000	USD	446,538	4,695	—
CITI	03/20/2019	IDR	12,200,000,000	USD	831,442	36,669	—
CITI	03/20/2019	CAD	28,763,000	USD	21,688,638	227,196	—
CITI	03/20/2019	NZD	22,726,000	USD	15,533,591	204,665	(13,604)
CITI	03/20/2019	EUR	7,950,000	USD	9,132,652	9,327	(4,056)
CITI	03/20/2019	NOK	53,557,000	USD	6,332,938	36,162	(4,781)
CITI	03/20/2019	GBP	7,478,000	USD	9,532,556	300,306	—
CITI	03/20/2019	JPY	1,242,191,000	USD	11,301,613	159,067	(10,821)
CITI	03/20/2019	MXN	88,792,166	USD	4,432,846	181,818	(5,599)
CITI	03/20/2019	INR	228,849,000	USD	3,200,722	7,822	(8,531)
CITI	03/20/2019	HKD	39,975,000	USD	5,118,811	—	(14,412)
CITI	03/20/2019	CLP	750,000,000	USD	1,121,753	21,956	—
CITI	03/20/2019	ZAR	22,702,000	USD	1,620,933	81,053	—
CITI	03/20/2019	SGD	3,440,000	USD	2,513,049	45,067	—
CITI	03/20/2019	PLN	7,370,000	USD	1,959,769	23,027	—
CITI	03/20/2019	TWD	200,000	USD	6,548	1	(20)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/20/2019	RUB	117,000,000	USD	1,738,571	$39,530	$—
CITI	03/20/2019	BRL	14,642,000	USD	3,827,517	173,812	—
CITI	03/20/2019	CNH	14,401,582	USD	2,098,197	49,398	—
CITI	03/20/2019	ILS	3,260,000	USD	883,867	15,729	—
CITI	03/20/2019	KRW	3,038,337,000	USD	2,713,032	23,327	(1,498)
CITI	03/20/2019	COP	2,890,000,000	USD	898,025	30,923	—
CITI	03/20/2019	AUD	11,750,000	USD	8,527,419	28,412	(8,763)
CITI	03/20/2019	HUF	178,374,000	USD	637,910	10,638	—
CITI	03/20/2019	SEK	70,911,000	USD	7,931,424	940	(64,747)
CITI	03/20/2019	THB	514,000	USD	15,749	723	—
CITI	03/20/2019	CHF	140,000	USD	142,273	—	(825)
CITI	03/20/2019	USD	1,085,765	ZAR	15,515,000	—	(77,404)

Total						$1,838,854	$(1,901,797)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$77,097,770	$—	$—	$77,097,770

Total Investments	$77,097,770	$—	$—	$77,097,770

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$3,262,294	$—	$3,262,294
Over-the-Counter Total Return Swap Agreements	—	1,049,258	—	1,049,258
Futures Contracts (C)	1,479,302	—	—	1,479,302
Forward Foreign Currency Contracts (C)	—	1,838,854	—	1,838,854

Total Other Financial Instruments	$1,479,302	$6,150,406	$—	$7,629,708

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(3,135,869)	$—	$(3,135,869)
Over-the-Counter Total Return Swap Agreements	—	(1,110,045)	—	(1,110,045)
Futures Contracts (C)	(1,931,181)	—	—	(1,931,181)
Forward Foreign Currency Contracts (C)	—	(1,901,797)	—	(1,901,797)

Total Other Financial Instruments	$(1,931,181)	$(6,147,711)	$—	$(8,078,892)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS (continued):

IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 3.5%
Goodman Group, REIT	7,668	$ 64,991
GPT Group, REIT	19,289	81,323
LendLease Group	11,262	100,119
NEXTDC, Ltd. (A) (B)	21,977	109,429
Scentre Group, REIT	147,472	425,574

		781,436

Canada - 1.6%
Canadian Apartment Properties, REIT	3,212	114,404
RioCan, REIT	12,308	233,524

		347,928

China - 0.8%
GDS Holdings, Ltd., ADR (A) (B)	6,630	188,292

France - 3.2%
Gecina SA, REIT	1,496	219,520
Unibail-Rodamco-Westfield, REIT	2,768	497,922

		717,442

Germany - 4.2%
LEG Immobilien AG	3,127	366,864
Vonovia SE	11,570	580,177

		947,041

Hong Kong - 8.0%
CK Asset Holdings, Ltd.	49,000	410,563
Kerry Properties, Ltd.	17,000	70,191
Link REIT	38,500	421,937
MTR Corp., Ltd.	20,000	111,633
Sun Hung Kai Properties, Ltd.	28,000	468,144
Wharf Real Estate Investment Co., Ltd.	32,000	218,168
Wheelock & Co., Ltd.	16,000	102,356

		1,802,992

Ireland - 0.5%
Glenveagh Properties PLC (A) (C)	115,493	107,076

Japan - 13.9%
Activia Properties, Inc., REIT	60	259,720
Comforia Residential Inc., REIT (B)	49	129,872
Daito Trust Construction Co., Ltd.	1,000	139,041
Daiwa House Industry Co., Ltd.	8,800	284,945
GLP J-REIT	155	164,641
Hulic Inc., REIT	93	152,744
Ichigo Office Investment, REIT	162	150,660
Japan Rental Housing Investments, Inc., REIT	246	193,322
Kenedix Office Investment Corp., REIT	38	260,601
Leopalace21 Corp.	13,300	62,883
Mitsubishi Estate Co., Ltd.	24,900	439,936
Mitsui Fudosan Co., Ltd.	18,600	450,293
Mitsui Fudosan Logistics Park, Inc., REIT	53	168,111
Sumitomo Realty & Development Co., Ltd.	2,800	106,756
Tokyu Fudosan Holdings Corp.	27,600	150,004

		3,113,529

Norway - 1.1%
Entra ASA (C)	17,137	247,893

	Shares	Value
COMMON STOCKS (continued)
Singapore - 2.8%
Ascendas, REIT	171,100	$ 348,250
City Developments, Ltd.	19,100	130,388
Mapletree Commercial Trust, REIT	119,300	155,971

		634,609

Spain - 1.6%
Aedas Homes SAU (A) (C)	5,990	161,120
Inmobiliaria Colonial Socimi SA, REIT	20,207	206,541

		367,661

Sweden - 1.0%
Castellum AB	6,502	123,165
Fabege AB	6,860	99,955

		223,120

United Kingdom - 4.7%
Assura PLC, REIT	184,875	145,004
Big Yellow Group PLC, REIT	15,425	193,918
Derwent London PLC, REIT	3,331	141,510
Grainger PLC	55,940	167,579
Land Securities Group PLC, REIT	19,950	226,392
Segro PLC, REIT	19,927	169,101

		1,043,504

United States - 49.6%
Alexandria Real Estate Equities, Inc., REIT	4,047	533,031
AvalonBay Communities, Inc., REIT	3,709	715,540
Boston Properties, Inc., REIT	4,698	619,525
Crown Castle International Corp., REIT	1,003	117,411
CyrusOne, Inc., REIT	8,056	436,635
Douglas Emmett, Inc., REIT	2,978	112,658
EPR Properties, REIT	6,004	438,652
Equinix, Inc., REIT	763	300,622
Equity Residential, REIT	5,933	430,499
Extra Space Storage, Inc., REIT	4,784	471,750
Federal Realty Investment Trust, REIT	2,243	297,355
Highwoods Properties, Inc., REIT	6,078	269,377
Hilton Worldwide Holdings, Inc.	1,458	108,592
Host Hotels & Resorts, Inc., REIT	27,868	503,296
Hudson Pacific Properties, Inc., REIT	5,285	171,604
Invitation Homes, Inc., REIT	9,878	222,156
Marriott International, Inc., Class A	920	105,368
Omega Healthcare Investors, Inc., REIT (B)	9,867	396,555
Prologis, Inc., REIT	11,101	767,745
Regency Centers Corp., REIT	6,127	398,255
Rexford Industrial Realty, Inc., REIT	11,528	387,341
Simon Property Group, Inc., REIT	5,017	913,696
SL Green Realty Corp., REIT	1,242	114,798
Spirit Realty Capital, Inc., REIT	6,582	261,437
STAG Industrial, Inc., REIT	4,039	111,355
Sun Communities, Inc., REIT	5,110	561,640
UDR, Inc., REIT	10,131	443,231
Ventas, Inc., REIT	6,372	410,930
VEREIT, Inc.	24,874	200,982
VICI Properties, Inc., REIT	11,274	242,729
Welltower, Inc., REIT	890	68,966

		11,133,731

Total Common Stocks (Cost $19,265,175)		21,656,254

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	763,932	$ 763,932

Total Other Investment Company (Cost $763,932)		763,932

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $195,196 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $202,720.	$ 195,188	195,188

Total Repurchase Agreement (Cost $195,188)		195,188

Total Investments (Cost $20,224,295)		22,615,374
Net Other Assets (Liabilities) - (0.8)%		(175,442)

Net Assets - 100.0%		$ 22,439,932

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount	Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
OTC Swaps
Equity Securities Short (E)	JPM	02/08/2019	USD 124,149	0.6%	$134,606	$10,457

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation		Unrealized Depreciation
CITI	04/15/2019	SGD	47,000	USD	34,806	$167		$—
GSI	04/15/2019	USD	383	HKD	3,000	0	(F)	—
GSI	04/15/2019	ILS	478,000	USD	131,452	698		—
HSBC	04/15/2019	USD	189,172	HKD	1,480,000	36		(7)
HSBC	04/15/2019	HKD	1,004,000	USD	128,304	12		(5)
HSBC	04/15/2019	ZAR	936,000	USD	67,262	2,690		—
HSBC	04/15/2019	SGD	58,000	USD	42,836	322		—
HSBC	04/15/2019	JPY	17,003,000	USD	156,305	771		—
JPM	04/15/2019	USD	62,691	AUD	87,000	—		(616)
JPM	04/15/2019	USD	97,086	GBP	75,000	—		(1,666)
JPM	04/15/2019	USD	101,610	JPY	10,997,000	18		—
JPM	04/15/2019	USD	207,138	NOK	1,760,000	—		(2,234)
JPM	04/15/2019	CHF	200,000	USD	205,739	—		(3,151)
JPM	04/15/2019	NZD	102,000	USD	69,735	874		—
JPM	04/15/2019	EUR	51,000	USD	58,983	—		(229)
JPM	04/15/2019	SEK	604,000	USD	67,716	—		(560)
JPM	04/15/2019	GBP	42,000	USD	55,022	280		—
SSB	04/15/2019	USD	3,773	CAD	5,000	—		(39)
SSB	04/15/2019	USD	90,724	EUR	79,000	—		(288)
SSB	04/15/2019	USD	66,934	GBP	51,000	—		(218)
SSB	04/15/2019	USD	44,422	JPY	4,774,000	319		—
SSB	04/15/2019	AUD	355,000	USD	255,910	2,411		—
SSB	04/15/2019	SEK	372,000	USD	41,337	23		—

Total						$8,621		$(9,013)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	71.0%	$ 16,045,324
Real Estate Management & Development	21.6	4,880,540
IT Services	1.3	297,721
Hotels, Restaurants & Leisure	0.9	213,960
Road & Rail	0.5	111,633
Household Durables	0.5	107,076

Investments	95.8	21,656,254
Short-Term Investments	4.2	959,120

Total Investments	100.0%	$ 22,615,374

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,669,951	$9,986,303	$—	$21,656,254
Other Investment Company	763,932	—	—	763,932
Repurchase Agreement	—	195,188	—	195,188

Total Investments	$12,433,883	$10,181,491	$—	$22,615,374

Other Financial Instruments
Over-the-Counter Contracts for Difference	$—	$10,457	$—	$10,457
Forward Foreign Currency Contracts (H)	—	8,621	—	8,621

Total Other Financial Instruments	$—	$19,078	$—	$19,078

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(9,013)	$—	$(9,013)

Total Other Financial Instruments	$—	$(9,013)	$—	$(9,013)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $744,227. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $516,089, representing 2.3% of the Fund's net assets.
(D)	Rates disclosed reflect the yields at January 31, 2019.
(E)	The Fund receives or pays the total return on a fund of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 0 – 239 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the Federal Funds Rate.
(F)	Rounds to less than $1 or $(1).
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.7%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.07%, 2.44% (A), 07/05/2019, MTN	$ 19,500,000	$ 19,500,000
1-Month LIBOR - 0.07%, 2.45% (A), 01/24/2020, MTN	20,000,000	20,000,000
1-Month LIBOR - 0.06%, 2.45% (A), 07/25/2019, MTN	23,500,000	23,500,000
Federal Farm Credit Banks
1-Month LIBOR - 0.04%, 2.47% (A), 04/15/2020	28,500,000	28,501,680
3-Month LIBOR - 0.23%, 2.58% (A), 04/03/2019	16,000,000	15,999,792
Federal Home Loan Banks
3-Month LIBOR - 0.23%, 2.39% (A), 02/10/2020	34,000,000	34,000,000
3-Month LIBOR + 0.08%, 2.47% (A), 07/24/2020	1,785,000	1,785,000
1-Month LIBOR - 0.03%, 2.51%, 08/04/2020	3,760,000	3,760,000
3-Month LIBOR - 0.26%, 2.54% (A), 12/20/2019	23,500,000	23,500,000
3-Month LIBOR - 0.24%, 2.59% (A), 09/23/2019	17,250,000	17,250,000
3-Month LIBOR - 0.13%, 2.67% (A), 12/21/2020	8,320,000	8,320,000

Total U.S. Government Agency Obligations (Cost $196,116,472)		196,116,472

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury - 2.7%
U.S. Treasury Floating Rate Notes
3-Month LIBOR + 0.03%, 2.44% (A), 04/30/2020	21,225,000	21,231,635
3-Month LIBOR + 0.05%, 2.45% (A), 10/31/2020	13,000,000	12,976,339
U.S. Treasury Notes
0.75%, 07/15/2019	670,000	664,786
1.38%, 07/31/2019	1,085,000	1,078,930

Total U.S. Government Obligations (Cost $35,951,690)		35,951,690

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.6%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.08%, 2.42% (A), 09/27/2019	26,000,000	26,000,000
Federal Farm Credit Bank Discount Notes
2.66% (B), 07/29/2019	10,000,000	9,872,433
2.69% (B), 07/29/2019	9,770,000	9,644,402
Federal Farm Credit Banks
1-Month LIBOR - 0.05%, 2.45% (A), 02/04/2020 (C)	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes
2.35% (B), 03/08/2019	25,000,000	24,944,340
2.39% (B), 03/11/2019	20,250,000	20,200,196
2.41% (B), 02/13/2019	15,905,000	15,892,451
2.42% (B), 02/11/2019 - 02/20/2019	16,805,000	16,789,634
2.44% (B), 03/13/2019	11,285,000	11,254,970
2.45% (B), 04/24/2019 - 05/15/2019	36,965,000	36,740,960
2.46% (B), 04/10/2019 - 04/22/2019	35,260,000	35,097,898

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank Discount Notes (continued)
2.47% (B), 04/12/2019	$ 5,750,000	$ 5,723,055
2.49% (B), 04/01/2019 - 05/07/2019	19,820,000	19,718,535
2.53% (B), 05/08/2019	2,695,000	2,677,249
2.56% (B), 05/24/2019 - 06/21/2019	21,750,000	21,566,888
Federal Home Loan Banks
SOFR + 0.02%, 2.41% (A), 07/17/2019	1,955,000	1,955,000
SOFR + 0.04%, 2.43% (A), 06/21/2019	2,140,000	2,140,000
SOFR + 0.05%, 2.44% (A), 01/17/2020	650,000	650,000
1-Month LIBOR - 0.05%, 2.46% (A), 06/20/2019 - 06/28/2019	2,820,000	2,820,000
1-Month LIBOR - 0.05%, 2.47% (A), 06/24/2019	8,455,000	8,455,000
1-Month LIBOR - 0.04%, 2.48% (A), 01/14/2020	3,505,000	3,505,000
Federal Home Loan Mortgage Corp.
SOFR - 0.01%, 2.38% (A), 04/17/2019	2,935,000	2,935,000

Total Short-Term U.S. Government Agency Obligations (Cost $288,583,011)		288,583,011

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 26.6%
U.S. Treasury Bills
2.34% (B), 02/12/2019	69,000,000	68,951,498
2.36% (B), 02/21/2019	27,000,000	26,965,125
2.37% (B), 02/19/2019	27,000,000	26,968,545
2.38% (B), 02/14/2019	72,000,000	71,939,290
2.39% (B), 02/14/2019	2,000,000	1,998,310
2.43% (B), 03/05/2019 - 04/04/2019	85,000,000	84,808,395
2.45% (B), 04/18/2019	35,000,000	34,822,297
2.54% (B), 05/30/2019	13,625,000	13,514,467
2.55% (B), 05/30/2019	19,420,000	19,262,137
2.56% (B), 06/06/2019	5,170,000	5,125,211

Total Short-Term U.S. Government Obligations (Cost $354,355,275)		354,355,275

REPURCHASE AGREEMENTS - 41.5%
Barclays Capital, Inc., 2.55% (B), dated 01/31/2019, to be repurchased at $80,005,667 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 01/31/2024, and with a value of $81,600,056.	80,000,000	80,000,000
Citigroup Global Markets, Inc., 2.55% (B), dated 01/31/2019, to be repurchased at $85,006,021 on 02/01/2019. Collateralized by U.S. Government Obligations, 1.63% - 2.52%, due 02/14/2019 - 02/15/2026, and with a total value of $86,700,073.	85,000,000	85,000,000
Credit Agricole, 2.56% (B), dated 01/31/2019, to be repurchased at $84,005,973 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2028, and with a value of $85,680,046.	84,000,000	84,000,000
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $1,140,297 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 04/30/2025, and with a value of $1,163,414.	1,140,251	1,140,251

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co., 2.53% (B), dated 01/31/2019, to be repurchased at $64,004,498 on 02/01/2019. Collateralized by U.S. Government Obligations, 0.00% - 0.50%, due 01/15/2027 - 11/15/2045, and with a total value of $65,280,001.

	$ 64,000,000	$ 64,000,000
JPMorgan Chase & Co., 2.55% (B), dated 01/31/2019, to be repurchased at $80,005,667 on 02/01/2019. Collateralized by U.S. Government Obligations, 0.00%, due 11/15/2030 - 05/15/2047, and with a total value of $81,600,000.	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 2.55% (B), dated 01/31/2019, to be repurchased at $85,006,021 on 02/01/2019. Collateralized by a U.S. Government Obligation, 0.75%, due 07/15/2028, and with a value of $86,700,066.	85,000,000	85,000,000

Principal	Value
REPURCHASE AGREEMENTS (continued)

Toronto-Dominion Bank, 2.55% (B), dated 01/31/2019, to be repurchased at $75,005,313 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.60%, due 01/30/2020, and with a value of $76,500,027.

$ 75,000,000	$ 75,000,000

Total Repurchase Agreements (Cost $554,140,251)	554,140,251

Total Investments (Cost $1,429,146,699)	1,429,146,699
Net Other Assets (Liabilities) - (7.1)%	(95,205,344)

Net Assets - 100.0%	$ 1,333,941,355

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$196,116,472	$—	$196,116,472
U.S. Government Obligations	—	35,951,690	—	35,951,690
Short-Term U.S. Government Agency Obligations	—	288,583,011	—	288,583,011
Short-Term U.S. Government Obligations	—	354,355,275	—	354,355,275
Repurchase Agreements	—	554,140,251	—	554,140,251

Total Investments	$—	$1,429,146,699	$—	$1,429,146,699

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at January 31, 2019.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Aerospace & Defense - 4.8%
Boeing Co.	18,312	$ 7,061,473
Safran SA	17,513	2,295,195

		9,356,668

Automobiles - 2.1%
Tesla, Inc. (A)	12,949	3,975,602

Banks - 1.6%
JPMorgan Chase & Co.	29,725	3,076,537

Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc. (A)	24,139	2,968,131
BioMarin Pharmaceutical, Inc. (A)	26,465	2,598,069
Vertex Pharmaceuticals, Inc. (A)	15,302	2,921,305

		8,487,505

Capital Markets - 2.4%
Goldman Sachs Group, Inc.	11,917	2,359,685
S&P Global, Inc.	11,861	2,273,161

		4,632,846

Entertainment - 4.6%
Activision Blizzard, Inc.	36,113	1,705,978
Netflix, Inc. (A)	21,274	7,222,523

		8,928,501

Equity Real Estate Investment Trusts - 1.5%
American Tower Corp.	5,805	1,003,336
Crown Castle International Corp.	15,909	1,862,308

		2,865,644

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	19,312	4,144,935

Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp. (A)	9,950	1,695,679
Intuitive Surgical, Inc. (A)	3,889	2,036,436

		3,732,115

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	13,666	3,692,553

Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (A)	3,028	1,603,659
Marriott International, Inc., Class A	21,899	2,508,093
McDonald’s Corp.	13,718	2,452,504

		6,564,256

Interactive Media & Services - 12.6%
Alphabet, Inc., Class A (A)	5,103	5,745,416
Alphabet, Inc., Class C (A)	5,137	5,734,793
Facebook, Inc., Class A (A)	37,641	6,274,378
Tencent Holdings, Ltd.	149,736	6,602,226

		24,356,813

Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding, Ltd., ADR (A)	30,963	5,216,956
Amazon.com, Inc. (A)	6,900	11,859,237

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc. (A)	535	$ 980,553
Farfetch, Ltd., Class A (A)	14,841	299,046

		18,355,792

IT Services - 11.8%
Adyen NV (A) (B)	2,582	1,914,184
FleetCor Technologies, Inc. (A)	10,840	2,187,621
Mastercard, Inc., Class A	36,155	7,633,405
PayPal Holdings, Inc. (A)	29,750	2,640,610
Square, Inc., Class A (A)	28,612	2,041,466
Visa, Inc., Class A	47,068	6,354,651

		22,771,937

Life Sciences Tools & Services - 1.7%
Illumina, Inc. (A)	11,640	3,256,756

Oil, Gas & Consumable Fuels - 0.5%
Concho Resources, Inc. (A)	8,022	961,356

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	20,939	2,856,498

Pharmaceuticals - 3.6%
AstraZeneca PLC, ADR	95,929	3,509,083
Bristol-Myers Squibb Co.	30,150	1,488,506
Merck & Co., Inc.	25,787	1,919,326

		6,916,915

Road & Rail - 1.1%
Union Pacific Corp.	13,869	2,206,142

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	9,970	2,674,453
NVIDIA Corp.	16,071	2,310,206

		4,984,659

Software - 16.2%
Adobe, Inc. (A)	22,033	5,460,218
Microsoft Corp.	90,389	9,439,323
Red Hat, Inc. (A)	11,067	1,968,155
salesforce.com, Inc. (A)	49,590	7,536,192
ServiceNow, Inc. (A)	6,102	1,342,562
Splunk, Inc. (A)	19,216	2,398,926
Workday, Inc., Class A (A)	17,661	3,206,002

		31,351,378

Specialty Retail - 1.5%
Home Depot, Inc.	16,241	2,980,711

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	30,686	5,107,378

Textiles, Apparel & Luxury Goods - 4.3%
Kering SA, ADR	49,307	2,474,718
Lululemon Athletica, Inc. (A)	14,037	2,074,809
NIKE, Inc., Class B	46,687	3,822,732

		8,372,259

Total Common Stocks (Cost $109,884,222)		193,935,756

Total Investments (Cost $109,884,222)		193,935,756
Net Other Assets (Liabilities) - (0.2)%		(292,530)

Net Assets - 100.0%		$ 193,643,226

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$183,124,151	$10,811,605	$—	$193,935,756

Total Investments	$183,124,151	$10,811,605	$—	$193,935,756

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $1,914,184, representing 1.0% of the Fund’s net assets.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 40.2%
Ally Auto Receivables Trust
Series 2017-4, Class A4,
1.96%, 07/15/2022	$ 1,500,000	$ 1,480,062
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	1,000,000	982,415
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D,
3.59%, 02/08/2022	1,000,000	1,005,022
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	989,475
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	992,002
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	604,677
Series 2018-1, Class D,
3.82%, 03/18/2024	4,000,000	4,030,816
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,034,059
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	374,544
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,988,421
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,628,585
Series 2015-4, Class D,
3.62%, 05/20/2021	1,575,000	1,579,725
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	998,202
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	993,733
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	719,806
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,757,942
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	897,446
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,448,347
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	923,335
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,593,435
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	1,001,867	981,208
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	239,462	237,791
CNH Equipment Trust
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	1,997,442
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,821,752
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,127,446

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust (continued)
Series 2018-A, Class B,
3.47%, 10/15/2025	$ 1,700,000	$ 1,724,775
Dell Equipment Finance Trust
Series 2017-1, Class D,
3.44%, 04/24/2023 (A)	495,000	493,878
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	2,550,000	2,532,308
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,236,883
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (A)	1,000,000	999,977
Ford Credit Auto Lease Trust
Series 2018-A, Class B,
3.17%, 09/15/2021	1,250,000	1,253,363
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,393,371
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	1,974,503
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,543,832
Series 2017-C, Class C,
2.50%, 05/15/2024	3,000,000	2,951,880
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,551,031
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	1,100,000	1,104,802
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	2,515,000	2,490,927
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,098,852
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,005,450
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,801,769
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	940,826	947,744
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,811,486
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	980,569
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 3.96% (B), 06/17/2037 (A)	3,000,000	2,969,431
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 4.16% (B), 01/17/2038 (A)	2,400,000	2,388,309
John Deere Owner Trust
Series 2017-B, Class A4,
2.11%, 07/15/2024	1,300,000	1,285,319
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	732,637	722,335
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	421,012	411,253
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	1,000,248	973,574
Progress Residential Trust
Series 2018-SFR1, Class C,
3.68%, 03/17/2035 (A)	3,250,000	3,212,670

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	$ 2,000,000	$ 2,008,344
Series 2018-SFR3, Class C,
4.18%, 10/17/2035 (A)	2,000,000	2,016,297
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	2,755,000	2,737,345
Series 2017-3, Class D,
3.20%, 11/15/2023	3,000,000	2,969,075
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	403,732	398,610
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	222,642	221,417
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	863,499	857,938
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	892,089	895,357
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	629,422
TAL Advantage V LLC
Series 2013-2A, Class A,
3.55%, 11/20/2038 (A)	314,167	312,548
Verizon Owner Trust
Series 2017-2A, Class C,
2.38%, 12/20/2021 (A)	1,230,000	1,218,262
Series 2017-3A, Class C,
2.53%, 04/20/2022 (A)	765,000	754,634
Series 2018-1A, Class C,
3.20%, 09/20/2022 (A)	1,530,000	1,527,609
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,515,457
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,250,000	2,235,229
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,501,642	1,478,484
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,491,088
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	998,121
Series 2018-B, Class B,
3.43%, 03/15/2024	1,700,000	1,710,513
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,500,000	1,523,316

Total Asset-Backed Securities (Cost $107,598,537)		107,547,045

CORPORATE DEBT SECURITIES - 39.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.
3.00%, 05/11/2021	1,590,000	1,599,573

Airlines - 2.1%
America West Airlines Pass-Through Trust
7.10%, 10/02/2022	1,501,181	1,564,982

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust
4.95%, 07/15/2024	$ 1,516,514	$ 1,548,816
United Airlines Pass-Through Trust
4.63%, 03/03/2024	2,500,725	2,497,974

		5,611,772

Banks - 9.0%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,128,437
3.88%, 02/08/2022 (A)	1,552,000	1,551,940
Bank of America Corp.
2.63%, 04/19/2021, MTN	2,455,000	2,437,246
Bank of Montreal
3.10%, 04/13/2021, MTN	1,160,000	1,164,650
Bank of Nova Scotia
2.70%, 03/07/2022 (C)	1,270,000	1,252,854
Barclays PLC
2.75%, 11/08/2019	3,000,000	2,989,680
Citigroup, Inc.
4.05%, 07/30/2022	3,425,000	3,492,908
First Republic Bank
2.38%, 06/17/2019	400,000	399,187
HSBC Bank USA NA
4.88%, 08/24/2020	2,252,000	2,312,631
Huntington National Bank
3.25%, 05/14/2021	3,000,000	3,013,841
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	993,604
Wells Fargo & Co.
2.50%, 03/04/2021	3,425,000	3,389,486

		24,126,464

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	977,000	972,988

Biotechnology - 1.4%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,683,902
2.90%, 11/06/2022	930,000	918,329

		3,602,231

Capital Markets - 3.7%
Deutsche Bank AG
3-Month LIBOR + 1.91%, 4.53% (B), 05/10/2019	1,220,000	1,221,397
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 3.52% (B), 10/31/2022	3,500,000	3,468,220
Morgan Stanley
4.88%, 11/01/2022	5,000,000	5,236,637

		9,926,254

Chemicals - 0.8%
DowDuPont, Inc.
3-Month LIBOR + 0.71%, 3.42% (B), 11/15/2020 (C)	1,715,000	1,724,016
Monsanto Co.
2.13%, 07/15/2019	500,000	497,498

		2,221,514

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 3.3%
Capital One NA
2.35%, 01/31/2020	$ 1,000,000	$ 993,650
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,278,014
General Motors Financial Co., Inc.
4.15%, 06/19/2023	2,200,000	2,166,380
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,846,274
Synchrony Financial
3.00%, 08/15/2019	950,000	947,436
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (A)	500,000	506,037

		8,737,791

Containers & Packaging - 0.1%
WestRock MWV LLC
7.38%, 09/01/2019	380,000	389,077

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.00%, 06/30/2022	2,245,000	2,227,362
Verizon Communications, Inc.
3.13%, 03/16/2022	1,800,000	1,803,164

		4,030,526

Electric Utilities - 1.4%
Georgia Power Co.
2.40%, 04/01/2021	1,095,000	1,077,299
Mississippi Power Co.
3-Month LIBOR + 0.65%, 3.47% (B), 03/27/2020	1,425,000	1,424,219
Southern California Edison Co.
3.40%, 06/01/2023	1,250,000	1,227,889

		3,729,407

Equity Real Estate Investment Trusts - 1.0%
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 3.61% (B), 08/16/2021	2,650,000	2,633,443

Food Products - 1.2%
Campbell Soup Co.
3-Month LIBOR + 0.63%, 3.42% (B), 03/15/2021	3,300,000	3,267,127

Health Care Providers & Services - 1.4%
Cigna Corp.
3.40%, 09/17/2021 (A)	905,000	909,027
HCA, Inc.
4.25%, 10/15/2019	2,850,000	2,868,525

		3,777,552

Industrial Conglomerates - 0.8%
General Electric Co.
3-Month LIBOR + 1.00%, 3.79% (B), 04/15/2023, MTN	2,200,000	2,080,320

Insurance - 1.4%
Allstate Corp.
3-Month LIBOR + 0.43%, 3.23% (B), 03/29/2021	800,000	795,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon Corp.
5.00%, 09/30/2020	$ 1,000,000	$ 1,027,618
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	2,000,000	2,019,902

		3,842,709

Media - 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 4.39% (B), 02/01/2024	2,100,000	2,079,027
Comcast Corp.
3.45%, 10/01/2021	1,160,000	1,173,464
Interpublic Group Cos., Inc.
4.00%, 03/15/2022	1,025,000	1,028,799

		4,281,290

Metals & Mining - 0.7%
ArcelorMittal
5.13%, 06/01/2020 (C)	1,869,000	1,909,701

Multi-Utilities - 1.2%
Public Service Co. of Oklahoma
5.15%, 12/01/2019 (C)	3,250,000	3,304,315

Oil, Gas & Consumable Fuels - 3.6%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	1,512,000	1,526,349
6.25%, 10/15/2022	2,628,000	2,693,700
EnLink Midstream Partners, LP
2.70%, 04/01/2019	2,110,000	2,104,725
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,025,000	1,025,202
Petroleos Mexicanos
6.00%, 03/05/2020	230,000	233,326
6.38%, 02/04/2021	1,962,000	1,987,506

		9,570,808

Semiconductors & Semiconductor Equipment - 1.1%
Xilinx, Inc.
2.13%, 03/15/2019	2,870,000	2,865,066

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 3.52% (B), 10/05/2021	1,285,000	1,275,785

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
5.00%, 03/30/2020	400,000	407,477

Total Corporate Debt Securities (Cost $104,473,148)		104,163,190

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Republic of Korea - 0.4%
Export-Import Bank of Korea
3-Month LIBOR + 0.46%, 3.22% (B), 10/21/2019	1,000,000	999,332

Total Foreign Government Obligation (Cost $1,000,067)		999,332

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 12.2%
BANK, Interest Only STRIPS
Series 2018-BN12, Class XA,
0.35% (B), 05/15/2061	$ 27,231,498	$ 645,392
BX Commercial Mortgage Trust
Series 2018-BIOA, Class B,
1-Month LIBOR + 0.87%, 3.38% (B), 03/15/2037 (A)	2,400,000	2,375,919
Series 2018-IND, Class D,
1-Month LIBOR + 1.30%, 3.81% (B), 11/15/2035 (A)	1,597,616	1,587,983
BX Trust
Series 2018-MCSF, Class D,
1-Month LIBOR + 1.45%, 3.96% (B), 04/15/2035 (A)	2,000,000	1,927,328
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class C,
1-Month LIBOR + 1.05%, 3.56% (B), 07/15/2032 (A)	1,900,000	1,880,469
Cold Storage Trust
Series 2017-ICE3, Class B,
1-Month LIBOR + 1.25%, 3.76% (B), 04/15/2036 (A)	1,900,000	1,894,098
COMM Mortgage Trust, Interest Only STRIPS
Series 2018-COR3, Class XA,
0.45% (B), 05/10/2051	19,656,541	699,704
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	1,200,000	1,203,046
DBCG Mortgage Trust
Series 2018-BIOD, Class D,
1-Month LIBOR + 1.30%, 3.81% (B), 05/15/2035 (A)	2,784,417	2,708,475
Federal Home Loan Mortgage Corp.
Series 2018-1, Class A1,
3.50%, 06/25/2028	1,037,316	1,042,597
GS Mortgage Securities Corp. II
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	1,450,000	1,462,954
GS Mortgage Securities Corp. II, Interest Only STRIPS
Series 2018-GS10, Class XA,
0.33% (B), 07/10/2051	67,584,714	1,900,557
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class D,
4.07% (B), 02/10/2029 (A)	2,000,000	1,996,535
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class XA,
0.79% (B), 05/15/2048	43,213,868	1,709,713
Morgan Stanley Capital I Trust
Series 2017-CLS, Class B,
1-Month LIBOR + 0.85%, 3.36% (B), 11/15/2034 (A)	3,000,000	2,949,198
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,141,580	3,165,826
Series 2018-C11, Class XA,
0.81% (B), 06/15/2051	32,884,980	1,864,661

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2018-C10, Class XA,
0.96% (B), 05/15/2051	$ 6,270,756	$ 422,333
Wells Fargo Commercial Mortgage Trust, Interest Only STRIPS
Series 2018-C44, Class XA,
0.76% (B), 05/15/2051	20,130,179	1,097,151

Total Mortgage-Backed Securities (Cost $32,867,553)		32,533,939

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 3.94% (B), 06/01/2033	704,975	738,951
4.50%, 09/01/2026	555,233	570,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.10% (B), 05/25/2023	203,779,546	941,482
Federal National Mortgage Association
Zero Coupon (B), 10/25/2021	28,248,658	57,085
0.11% (B), 11/25/2022	64,629,601	218,519
0.21% (B), 01/25/2022	28,686,899	165,653
1.95%, 11/01/2020	2,630,000	2,585,554
Government National Mortgage Association
0.70% (B), 09/16/2059	14,731,134	960,890
4.36% (B), 12/20/2061	619,889	622,545
4.62% (B), 09/20/2063	271,219	272,590
4.65% (B), 02/20/2063	647,921	653,773
4.66% (B), 11/20/2061	72,562	72,624
4.76% (B), 02/20/2061	3,828	3,948
4.83% (B), 06/20/2063	594,205	599,106
4.91% (B), 05/20/2062	422,303	428,195
4.92% (B), 02/20/2061	15,897	16,349
5.13% (B), 05/20/2061	14,460	14,537
5.26% (B), 11/20/2060	559,713	564,842
5.30% (B), 04/20/2061	280,068	283,213
5.75%, 12/15/2022	166,814	171,755

Total U.S. Government Agency Obligations (Cost $10,297,069)		9,942,529

U.S. GOVERNMENT OBLIGATIONS - 3.6%
U.S. Treasury - 3.6%
U.S. Treasury Note
1.50%, 05/15/2020	2,200	2,172
2.50%, 12/31/2020	9,610,000	9,615,256

Total U.S. Government Obligations (Cost $9,613,243)		9,617,428

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	4,963,725	4,963,725

Total Other Investment Company (Cost $4,963,725)		4,963,725

Total Investments (Cost $270,813,342)		269,767,188
Net Other Assets (Liabilities) - (1.0)%		(2,663,260)

Net Assets - 100.0%		$ 267,103,928

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$107,547,045	$—	$107,547,045
Corporate Debt Securities	—	104,163,190	—	104,163,190
Foreign Government Obligation	—	999,332	—	999,332
Mortgage-Backed Securities	—	32,533,939	—	32,533,939
U.S. Government Agency Obligations	—	9,942,529	—	9,942,529
U.S. Government Obligations	—	9,617,428	—	9,617,428
Other Investment Company	4,963,725	—	—	4,963,725

Total Investments	$4,963,725	$264,803,463	$—	$269,767,188

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $64,337,276, representing 24.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,861,040. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.5%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A) (B)	$ 993,000	$ 957,004
6.13%, 01/15/2023 (A)	5,320,000	5,140,184
7.75%, 03/15/2020 (A)	1,814,000	1,868,420
Triumph Group, Inc.
5.25%, 06/01/2022	4,732,000	4,140,500
7.75%, 08/15/2025	3,390,000	2,889,975

		14,996,083

Airlines - 1.0%
American Airlines Group, Inc.
5.50%, 10/01/2019 (A)	3,211,000	3,233,798
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	4,056,552	4,099,146
5.63%, 07/15/2022 (A)	2,101,467	2,128,366
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	588,791	595,739
6.90%, 10/19/2023	2,121,256	2,184,682
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,322,223	1,320,768
United Continental Holdings, Inc.
4.25%, 10/01/2022	615,000	607,313

		14,169,812

Auto Components - 0.6%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026 (B)	9,385,000	8,620,122

Banks - 3.0%
Barclays PLC
Fixed until 09/15/2019 (C), 6.63% (D)	3,326,000	3,313,527
Fixed until 09/15/2023 (C), 7.75% (D)	2,457,000	2,449,826
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	3,950,000	4,004,312
Fixed until 03/30/2021 (C), 7.63% (A) (D)	2,298,000	2,419,174
CIT Group, Inc.
4.75%, 02/16/2024	666,000	673,493
5.00%, 08/15/2022	3,080,000	3,157,000
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	5,632,000	5,217,419
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 6.22% (D), 04/30/2019 (C)	1,348,000	1,356,088
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	5,585,000	5,682,737
Fixed until 09/27/2025 (C), 7.50% (D)	709,000	717,863
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (C), 8.63% (D)	3,660,000	3,896,802
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	5,338,000	5,514,154
UniCredit SpA
6.57%, 01/14/2022 (A)	2,770,000	2,829,758

		41,232,153

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	5,510,000	5,454,900

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 2.6%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A) (E)	$ 12,893,000	$ 12,635,140
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	7,556,000	7,206,535
Griffon Corp.
5.25%, 03/01/2022	8,827,000	8,650,460
NCI Building Systems, Inc.
8.00%, 04/15/2026 (A)	7,479,000	7,077,004

		35,569,139

Capital Markets - 1.4%
Credit Suisse Group AG
Fixed until 12/18/2024 (C), 6.25% (A) (D)	1,350,000	1,334,699
Fixed until 09/12/2025 (C), 7.25% (A) (D)	2,450,000	2,425,500
Fixed until 07/17/2023 (C), 7.50% (A) (D)	1,875,000	1,912,500
Fixed until 12/11/2023 (C), 7.50% (A) (D)	9,383,000	9,952,567
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (D), 03/04/2019 (C)	1,048,000	772,900
Goldman Sachs Group, Inc.
Fixed until 05/10/2019 (C), 5.70% (D)	2,249,000	2,252,373

		18,650,539

Chemicals - 1.9%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.50%, 05/01/2025 (A)	2,523,000	2,403,158
Hexion, Inc.
6.63%, 04/15/2020	5,776,000	4,602,750
7.88%, 02/15/2023	4,886,000	2,589,580
10.00%, 04/15/2020	1,821,000	1,493,220
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.00%, 11/15/2020	1,781,000	792,545
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	5,157,000	4,899,150
5.25%, 06/01/2027 (A)	5,449,000	4,972,212
Olin Corp.
5.13%, 09/15/2027 (B)	3,692,000	3,599,700

		25,352,315

Commercial Services & Supplies - 1.2%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	3,642,000	3,673,867
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (B)	4,368,000	4,346,160
6.38%, 04/01/2024 (A) (B)	2,208,000	2,191,440
Garda World Security Corp.
8.75%, 05/15/2025 (A)	6,008,000	5,572,420

		15,783,887

Communications Equipment - 0.7%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	664,020
6.00%, 06/15/2025 (A)	7,989,000	7,529,632
Nokia OYJ
3.38%, 06/12/2022	1,764,000	1,735,335

		9,928,987

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.0%
Abengoa Abenewco 2 SAU
PIK Rate 1.25%, Cash Rate 0.25%, 1.50%, 03/31/2023 (A) (F) (G)	$ 1,927,631	$ 28,914
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	3,460,000	3,088,050
6.88%, 02/15/2021 (A)	8,364,000	8,154,900
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	4,667,000	4,340,310
William Lyon Homes, Inc.
5.88%, 01/31/2025	5,600,000	4,928,000
6.00%, 09/01/2023	2,000,000	1,825,000
7.00%, 08/15/2022	4,219,000	4,240,095

		26,605,269

Consumer Finance - 2.0%
Ally Financial, Inc.
5.75%, 11/20/2025 (B)	1,627,000	1,704,706
Altice Financing SA
7.50%, 05/15/2026 (A)	8,341,000	7,903,097
Navient Corp.
5.00%, 10/26/2020	2,713,000	2,723,174
5.88%, 10/25/2024	3,955,000	3,717,700
6.50%, 06/15/2022	3,408,000	3,481,442
6.63%, 07/26/2021	1,020,000	1,048,050
6.75%, 06/15/2026	2,201,000	2,074,398
Springleaf Finance Corp.
6.00%, 06/01/2020	1,823,000	1,852,624
7.13%, 03/15/2026	2,705,000	2,576,512
8.25%, 12/15/2020	551,000	588,193

		27,669,896

Containers & Packaging - 3.2%
ARD Finance SA
PIK Rate 7.88%, Cash Rate, 7.13%, 09/15/2023 (F)	3,766,000	3,634,190
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	3,857,000	3,750,932
7.25%, 05/15/2024 (A)	4,840,000	5,003,350
BWAY Holding Co.
5.50%, 04/15/2024 (A)	4,931,000	4,816,995
7.25%, 04/15/2025 (A) (B)	1,207,000	1,113,458
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (B)	3,614,000	3,541,720
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,622,675
7.88%, 07/15/2026 (A)	1,779,000	1,690,050
Greif, Inc.
6.50%, 03/01/2027 (A) (H)	2,963,000	2,981,519
OI European Group BV
4.00%, 03/15/2023 (A)	2,545,000	2,462,287
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,860,000	3,995,100
6.38%, 08/15/2025 (A)	820,000	856,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,272,196
5.75%, 10/15/2020	721,985	724,729

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (continued)
6.88%, 02/15/2021	$ 1,429,467	$ 1,434,827
7.00%, 07/15/2024 (A)	3,080,000	3,149,300

		44,050,228

Diversified Financial Services - 3.0%
Avation Capital SA
6.50%, 05/15/2021 (A)	3,305,000	3,292,606
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,553,338
5.00%, 08/01/2024 (A)	1,639,000	1,611,137
5.25%, 11/15/2021 (A)	1,514,000	1,525,355
5.75%, 11/15/2023 (A)	1,520,000	1,535,200
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	10,882,000	10,637,155
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.55% (D), 12/21/2065 (A)	8,362,000	6,355,120
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.80% (D), 12/21/2065 (A)	1,171,000	895,815
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	2,767,000	2,632,109
7.38%, 04/01/2020 (A)	500,000	501,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	5,770,000	5,798,850
Travelport Corporate Finance PLC
6.00%, 03/15/2026 (A)	4,377,000	4,527,437

		40,865,372

Diversified Telecommunication Services - 5.6%
CenturyLink, Inc.
6.45%, 06/15/2021	1,564,000	1,591,839
6.75%, 12/01/2023 (B)	2,368,000	2,382,800
7.50%, 04/01/2024 (B)	1,917,000	1,945,755
7.60%, 09/15/2039	6,481,000	5,314,420
7.65%, 03/15/2042	9,018,000	7,476,373
Frontier Communications Corp.
7.63%, 04/15/2024	10,316,000	5,596,430
8.50%, 04/01/2026 (A)	1,542,000	1,398,980
8.75%, 04/15/2022 (B)	2,766,000	1,853,220
9.00%, 08/15/2031 (B)	5,484,000	3,002,490
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	314,060
6.50%, 06/15/2019	2,330,000	2,354,185
6.63%, 08/01/2026	4,443,000	4,276,387
7.63%, 06/15/2021	7,317,000	7,756,020
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	1,247,000	1,298,439
8.50%, 10/15/2024 (A)	5,849,000	5,909,245
9.50%, 09/30/2022 (A)	2,165,000	2,516,812
Level 3 Parent LLC
5.75%, 12/01/2022	3,801,000	3,801,000
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	3,648,000	3,511,200
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,565,000	3,512,880
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	7,038,000	6,932,430

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A) (B)	$ 4,403,000	$ 2,113,440
7.75%, 10/01/2021	2,414,000	1,496,680

		76,355,085

Electric Utilities - 0.3%
Elwood Energy LLC
8.16%, 07/05/2026	4,186,625	4,521,555

Energy Equipment & Services - 3.0%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	5,472,000	4,842,720
7.50%, 04/01/2025 (A)	1,431,000	1,355,873
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025	3,206,000	3,133,865
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	2,935,000	2,773,575
6.75%, 08/01/2022	5,420,000	5,442,764
KCA Deutag UK Finance PLC
9.63%, 04/01/2023 (A)	5,055,000	3,816,525
Noble Holding International, Ltd.
6.05%, 03/01/2041 (B)	2,288,000	1,418,560
8.95%, 04/01/2045 (B)	2,283,000	1,803,570
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,333,397
5.63%, 04/28/2027	2,956,000	2,867,320
6.75%, 02/01/2021	2,632,000	2,704,380
Weatherford International LLC
9.88%, 03/01/2025	906,000	577,575
Weatherford International, Ltd.
9.88%, 02/15/2024	4,114,000	2,674,100

		40,744,224

Entertainment - 0.3%
Netflix, Inc.
5.88%, 11/15/2028 (A)	3,851,000	3,903,951

Equity Real Estate Investment Trusts - 2.6%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	7,893,000	6,630,120
5.95%, 12/15/2026 (B)	2,562,000	2,036,790
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	9,877,000	9,185,610
iStar, Inc.
5.00%, 07/01/2019	1,461,000	1,462,826
5.25%, 09/15/2022	1,438,000	1,415,711
6.00%, 04/01/2022	4,917,000	4,904,708
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (A)	2,539,000	2,560,835
SBA Communications Corp.
4.00%, 10/01/2022	1,665,000	1,644,188
4.88%, 07/15/2022	6,000,000	6,076,800

		35,917,588

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP
5.75%, 03/15/2025	5,727,000	5,361,904
6.63%, 06/15/2024	3,659,000	3,613,262
7.50%, 03/15/2026 (A) (H)	1,693,000	1,697,233

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Rite Aid Corp.
6.13%, 04/01/2023 (A)	$ 4,999,000	$ 4,217,906

		14,890,305

Food Products - 1.8%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,794,000	1,789,515
7.25%, 06/01/2021 (A)	3,698,000	3,732,835
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	8,022,000	7,741,230
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	4,143,000	3,915,964
5.63%, 01/15/2028 (A)	2,756,000	2,642,287
8.00%, 07/15/2025 (A)	4,454,000	4,721,240

		24,543,071

Health Care Providers & Services - 5.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,445,000	1,389,006
6.25%, 03/31/2023	2,212,000	2,112,460
6.88%, 02/01/2022	10,010,000	5,690,185
8.13%, 06/30/2024 (A) (B)	1,120,000	887,600
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	1,169,000	1,154,738
DaVita, Inc.
5.75%, 08/15/2022	3,863,000	3,925,774
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	9,123,000	9,220,750
HCA Healthcare, Inc.
6.25%, 02/15/2021	3,888,000	4,053,240
HCA, Inc.
5.88%, 03/15/2022 - 02/01/2029	14,868,000	15,692,260
7.50%, 02/15/2022 - 11/06/2033	7,670,000	8,405,150
Tenet Healthcare Corp.
4.38%, 10/01/2021	2,745,000	2,741,569
5.13%, 05/01/2025	1,268,000	1,238,937
6.00%, 10/01/2020	1,503,000	1,552,298
6.75%, 06/15/2023 (B)	2,401,000	2,361,984
8.13%, 04/01/2022	8,270,000	8,652,488

		69,078,439

Hotels, Restaurants & Leisure - 7.2%
Boyd Gaming Corp.
6.00%, 08/15/2026	1,911,000	1,911,000
6.38%, 04/01/2026	2,760,000	2,815,200
6.88%, 05/15/2023	6,165,000	6,407,778
Boyne USA, Inc.
7.25%, 05/01/2025 (A)	4,283,000	4,507,857
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	3,831,000	3,915,397
Hilton Domestic Operating Co., Inc.
5.13%, 05/01/2026 (A)	4,585,000	4,619,387
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	7,217,000	7,458,163
6.50%, 02/15/2025 (A)	946,000	984,597
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026 (A)	4,201,000	4,253,512
MGM Resorts International
5.75%, 06/15/2025	8,056,000	8,096,280
6.63%, 12/15/2021	5,631,000	5,947,462
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	4,102,000	4,127,638

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	$ 5,046,000	$ 5,033,385
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	3,947,000	3,740,967
10.00%, 12/01/2022	11,901,000	12,510,926
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	8,904,000	8,703,660
6.25%, 05/15/2025 (A)	4,926,000	4,926,000
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (E) (G) (I) (J) (K) (L)	1,066,313	—
Wyndham Destinations, Inc.
5.40%, 04/01/2024	6,321,000	6,115,567
5.75%, 04/01/2027	2,681,000	2,560,355

		98,635,131

Household Durables - 2.7%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (B)	4,635,000	3,939,750
6.75%, 03/15/2025	2,824,000	2,527,480
7.25%, 02/01/2023	268,000	253,930
8.75%, 03/15/2022	1,807,000	1,889,219
Century Communities, Inc.
5.88%, 07/15/2025	7,937,000	7,302,040
6.88%, 05/15/2022	1,052,000	1,057,155
KB Home
7.50%, 09/15/2022	4,108,000	4,359,615
7.63%, 05/15/2023 (B)	5,380,000	5,655,725
Lennar Corp.
4.75%, 11/29/2027	3,513,000	3,328,567
5.00%, 06/15/2027	2,778,000	2,632,155
Meritage Homes Corp.
5.13%, 06/06/2027	2,829,000	2,538,122
7.15%, 04/15/2020	953,000	986,355

		36,470,113

Independent Power & Renewable Electricity Producers - 1.7%
Calpine Corp.
5.25%, 06/01/2026 (A)	5,354,000	5,086,300
5.50%, 02/01/2024	2,247,000	2,126,224
5.75%, 01/15/2025 (B)	4,221,000	3,978,293
6.00%, 01/15/2022 (A)	5,079,000	5,117,092
NRG Energy, Inc.
7.25%, 05/15/2026	2,823,000	3,051,098
Vistra Energy Corp.
7.63%, 11/01/2024	3,474,000	3,691,125

		23,050,132

Insurance - 1.5%
Genworth Holdings, Inc.
4.80%, 02/15/2024 (B)	2,000,000	1,725,000
4.90%, 08/15/2023	2,924,000	2,565,810
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.74% (D), 02/12/2067 (A)	8,676,000	7,417,980
Lincoln National Corp.
3-Month LIBOR + 2.36%, 5.00% (D), 05/17/2066 (B)	9,729,000	8,415,585

		20,124,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	$ 2,523,000	$ 2,578,191
5.75%, 01/15/2024 (A)	4,320,000	4,441,500

		7,019,691

Leisure Products - 0.3%
Mattel, Inc.
3.15%, 03/15/2023	1,554,000	1,351,980
5.45%, 11/01/2041	1,400,000	1,043,000
6.75%, 12/31/2025 (A)	2,012,000	1,901,340

		4,296,320

Machinery - 1.2%
Meritor, Inc.
6.25%, 02/15/2024 (B)	8,976,000	9,020,880
Novelis Corp.
5.88%, 09/30/2026 (A)	3,626,000	3,499,090
6.25%, 08/15/2024 (A)	3,525,000	3,547,031

		16,067,001

Media - 8.3%
Adelphia Communications Corp.
9.25%, 10/01/2049 (E) (G) (J) (K) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (E) (G) (J) (K) (M)	1,460,000	102
Altice France SA
7.38%, 05/01/2026 (A)	9,959,000	9,597,887
Altice Luxembourg SA
7.63%, 02/15/2025 (A)	1,450,000	1,232,500
Cablevision Systems Corp.
8.00%, 04/15/2020	2,116,000	2,200,640
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	3,937,000	3,740,150
5.50%, 05/01/2026 (A)	7,593,000	7,574,017
5.75%, 01/15/2024	2,255,000	2,300,100
5.75%, 02/15/2026 (A)	2,464,000	2,500,960
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	9,838,000	10,059,355
7.63%, 03/15/2020	6,309,000	6,279,514
CSC Holdings LLC
6.50%, 02/01/2029 (A)	1,200,000	1,215,750
6.63%, 10/15/2025 (A)	4,730,000	4,948,763
7.50%, 04/01/2028 (A)	2,864,000	2,942,760
7.75%, 07/15/2025 (A)	2,536,000	2,656,460
10.13%, 01/15/2023 (A)	1,852,000	1,999,790
10.88%, 10/15/2025 (A)	2,107,000	2,428,718
DISH DBS Corp.
5.00%, 03/15/2023	6,858,000	5,966,460
5.88%, 07/15/2022	975,000	926,250
6.75%, 06/01/2021	5,292,000	5,389,955
7.75%, 07/01/2026 (B)	13,227,000	11,375,220
Unitymedia GmbH
6.13%, 01/15/2025 (A)	4,782,000	4,937,415
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	8,860,000	8,284,100
6.75%, 09/15/2022 (A)	3,824,000	3,838,340
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	3,225,000	2,971,031
Ziggo BV
5.50%, 01/15/2027 (A)	7,641,000	7,220,745

		112,587,073

Metals & Mining - 3.4%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,126,000	3,008,775
5.75%, 03/01/2025	2,732,000	2,643,210

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium NV
5.75%, 05/15/2024 (A)	$ 1,839,000	$ 1,797,622
6.63%, 03/01/2025 (A) (B)	7,348,000	7,311,260
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A) (B)	2,126,000	2,120,685
7.25%, 04/01/2023 (A)	6,259,000	5,993,055
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	5,050,000	4,343,000
6.88%, 02/15/2023	4,751,000	4,964,795
New Gold, Inc.
6.25%, 11/15/2022 (A)	2,858,000	2,636,505
6.38%, 05/15/2025 (A)	4,117,000	3,471,146
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	6,529,282
6.25%, 07/15/2041	643,000	670,328
8.50%, 06/01/2024 (A)	978,000	1,053,785

		46,543,448

Oil, Gas & Consumable Fuels - 10.6%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (B)	3,550,000	2,450,565
Callon Petroleum Co.
6.13%, 10/01/2024	5,722,000	5,736,305
6.38%, 07/01/2026	1,680,000	1,684,200
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	2,263,000	2,234,713
8.25%, 07/15/2025	4,208,000	4,334,240
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	2,950,741
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (A)	3,609,000	3,617,517
Chesapeake Energy Corp.
7.00%, 10/01/2024 (B)	2,717,000	2,652,471
7.50%, 10/01/2026 (B)	1,835,000	1,752,425
8.00%, 06/15/2027 (B)	5,422,000	5,191,565
Continental Resources, Inc.
5.00%, 09/15/2022	3,397,000	3,413,831
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	3,256,000	3,125,760
DCP Midstream Operating, LP
5.38%, 07/15/2025	851,000	868,020
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	4,849,000	4,582,305
Denbury Resources, Inc.
7.50%, 02/15/2024 (A) (B)	1,903,000	1,665,125
9.00%, 05/15/2021 (A)	4,262,000	4,219,380
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	2,710,000	2,496,588
8.00%, 11/29/2024 (A) (B)	1,076,000	860,800
9.38%, 05/01/2024 (A)	2,225,000	1,184,813
Gulfport Energy Corp.
6.00%, 10/15/2024	1,670,000	1,569,800
6.38%, 05/15/2025 - 01/15/2026	5,590,000	5,281,807
HighPoint Operating Corp.
8.75%, 06/15/2025	2,358,000	2,287,260
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,486,000	3,090,546
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	2,399,000	2,276,051
6.88%, 03/15/2022	5,870,000	5,855,325
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,760,220
5.38%, 01/15/2025 (A)	3,704,000	3,676,220

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.
6.13%, 09/15/2024	$ 5,709,000	$ 5,570,956
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	4,416,000	4,007,520
SM Energy Co.
6.13%, 11/15/2022	3,265,000	3,273,163
6.63%, 01/15/2027 (B)	2,373,000	2,313,628
6.75%, 09/15/2026 (B)	812,000	799,942
Southwestern Energy Co.
7.50%, 04/01/2026	4,043,000	4,154,182
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	2,540,000	2,381,250
Summit Midstream Partners, LP
Fixed until 12/15/2022 (C), 9.50% (D)	4,110,000	3,822,300
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	1,640,000	1,540,575
5.13%, 02/01/2025	4,256,000	4,181,520
5.88%, 04/15/2026 (A)	3,398,000	3,427,732
6.50%, 07/15/2027 (A)	1,228,000	1,266,363
6.75%, 03/15/2024	5,238,000	5,447,520
6.88%, 01/15/2029 (A)	159,000	165,452
Ultra Resources, Inc.
6.88%, 04/15/2022 (A) (B)	811,000	324,400
7.13%, 04/15/2025 (A)	3,098,000	898,420
Whiting Petroleum Corp.
5.75%, 03/15/2021	3,427,000	3,427,000
6.63%, 01/15/2026 (B)	3,734,000	3,659,320
WildHorse Resource Development Corp.
6.88%, 02/01/2025	5,547,000	5,615,228
WPX Energy, Inc.
5.25%, 09/15/2024	3,026,000	2,980,610
8.25%, 08/01/2023	4,190,000	4,661,375

		144,737,049

Paper & Forest Products - 0.4%
Norbord, Inc.
6.25%, 04/15/2023 (A)	5,450,000	5,518,125

Pharmaceuticals - 2.2%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	1,183,000	1,175,606
5.88%, 05/15/2023 (A)	11,649,000	11,401,459
6.13%, 04/15/2025 (A)	3,828,000	3,617,460
6.50%, 03/15/2022 (A)	866,000	895,228
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	8,012,000	6,546,765
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	1,221,000	996,641
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,000,000	945,234
6.75%, 03/01/2028	4,473,000	4,635,283

		30,213,676

Real Estate Management & Development - 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	1,448,000	1,306,820
5.25%, 12/01/2021 (A) (B)	317,000	316,880

		1,623,700

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.8%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	$ 3,558,000	$ 3,612,082
Hertz Corp.
5.50%, 10/15/2024 (A)	6,399,000	5,247,180
6.25%, 10/15/2022 (B)	2,692,000	2,436,260

		11,295,522

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	4,620,000	4,603,137

Software - 1.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	4,071,000	4,131,251
6.50%, 05/15/2022	7,346,000	7,474,555
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	3,281,000	3,363,025

		14,968,831

Specialty Retail - 1.2%
L Brands, Inc.
5.25%, 02/01/2028	700,000	614,250
6.75%, 07/01/2036	4,502,000	3,804,190
6.88%, 11/01/2035	6,144,000	5,268,480
PetSmart, Inc.
5.88%, 06/01/2025 (A) (B)	7,496,000	5,886,609

		15,573,529

Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	2,628,000	2,670,866
7.13%, 06/15/2024 (A)	3,740,000	3,945,899
8.35%, 07/15/2046 (A)	2,901,000	3,417,510
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	5,969,000	3,805,237
Seagate HDD Cayman
4.25%, 03/01/2022	1,855,000	1,835,175
4.75%, 01/01/2025	2,400,000	2,270,651
4.88%, 03/01/2024	2,512,000	2,402,898
Western Digital Corp.
4.75%, 02/15/2026 (B)	4,600,000	4,278,000

		24,626,236

Thrifts & Mortgage Finance - 0.2%
CFX Escrow Corp.
6.00%, 02/15/2024 (A)	1,094,000	1,094,000
6.38%, 02/15/2026 (A)	845,000	845,000

		1,939,000

Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
4.63%, 10/15/2025	2,696,000	2,586,812
5.50%, 07/15/2025 - 05/15/2027	9,294,000	9,399,920
6.50%, 12/15/2026	3,657,000	3,794,138

		15,780,870

Wireless Telecommunication Services - 2.9%
Sprint Communications, Inc.
11.50%, 11/15/2021	4,758,000	5,513,332
Sprint Corp.
7.13%, 06/15/2024	8,685,000	8,885,841
7.25%, 09/15/2021	3,268,000	3,431,400
7.63%, 03/01/2026	1,850,000	1,921,688
7.88%, 09/15/2023	7,913,000	8,407,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
4.00%, 04/15/2022 (B)	$ 1,493,000	$ 1,474,338
4.50%, 02/01/2026	2,854,000	2,782,650
6.50%, 01/15/2024	1,882,000	1,947,870
Wind Tre SpA
5.00%, 01/20/2026 (A)	6,258,000	5,147,205

		39,511,886

Total Corporate Debt Securities (Cost $1,330,396,545)		1,274,087,765

LOAN ASSIGNMENTS - 0.6%
Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.71% (D), 11/30/2023	3,723,168	3,453,238

Software - 0.4%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.76% (D), 12/15/2024	5,445,000	5,350,845

Total Loan Assignments (Cost $9,204,496)		8,804,083

	Shares	Value
COMMON STOCK - 0.3%
Electric Utilities - 0.3%
Homer City Generation LLC (E) (G) (K) (L) (N)	270,659	4,254,759

Total Common Stock (Cost $13,906,767)		4,254,759

PREFERRED STOCKS - 1.6%
Banks - 1.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.40% (D)	569,050	14,857,896

Building Products - 0.5%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00%, 0.00% (F) (G) (K) (N)	10,911,517	7,310,716

Total Preferred Stocks (Cost $25,267,187)		22,168,612

WARRANTS - 0.0% (O)
Building Products - 0.0% (O)
Associated Materials Group, Inc., (G) (K) (L) (N)
Exercise Price $0,
Expiration Date 11/17/2023	116,602	54,803

Food Products - 0.0%
American Seafoods Group LLC, (E) (K) (L) (P)
Exercise Price $0,
Expiration Date 05/15/2018	1,265	0

Total Warrants (Cost $16,134)		54,803

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 7.1%
Securities Lending Collateral - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (Q)	96,562,570	$ 96,562,570

Total Other Investment Company (Cost $96,562,570)		96,562,570

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp., 1.45% (Q), dated 01/31/2019, to be repurchased at $39,383,116 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $40,172,374.	$ 39,381,530	39,381,530

Total Repurchase Agreement (Cost $39,381,530)		39,381,530

Total Investments (Cost $1,514,735,229)		1,445,314,122
Net Other Assets (Liabilities) - (6.0)%		(82,340,356)

Net Assets - 100.0%		$ 1,362,973,766

SECURITY VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,274,087,572	$193	$1,274,087,765
Loan Assignments	—	8,804,083	—	8,804,083
Common Stock	—	—	4,254,759	4,254,759
Preferred Stocks	14,857,896	—	7,310,716	22,168,612
Warrants	—	—	54,803	54,803
Other Investment Company	96,562,570	—	—	96,562,570
Repurchase Agreement	—	39,381,530	—	39,381,530

Total Investments	$111,420,466	$1,322,273,185	$11,620,471	$1,445,314,122

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $579,570,622, representing 42.5% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $94,578,905. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Illiquid security. At January 31, 2019, the value of such securities amounted to $11,649,385, representing 0.9% of the Fund’s net assets.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rounds to less than $1 or $(1).
(J)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2019, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the total value of securities is $11,620,471, representing 0.9% of the Fund’s net assets.
(L)	Non-income producing securities.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stock	Homer City Generation LLC	1/10/2011 - 8/21/2017	$13,906,767	$4,254,759	0.3%
Preferred Stocks	Associated Materials Group, Inc., 0.00%	6/30/2017 - 12/31/2018	10,542,146	7,310,716	0.6
Warrants	Associated Materials Group, Inc. $0, 11/17/2023	3/24/2017	16,134	54,803	0.0	(O)

Total			$24,465,047	$11,620,278	0.9%

(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Security deemed worthless.
(Q)	Rates disclosed reflect the yields at January 31, 2019.
(R)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(S)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.7%
Construction & Engineering - 0.3%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	$ 350,000	$ 336,879

Diversified Consumer Services - 0.8%
Empire Springs Charter School, Inc.
5.75%, 09/15/2019 (A) (B) (C) (D)	750,000	750,000

Food & Staples Retailing - 0.6%
Ingles Markets, Inc.
5.75%, 06/15/2023	582,000	587,820

Total Corporate Debt Securities (Cost $1,667,101)		1,674,699

MUNICIPAL GOVERNMENT OBLIGATIONS - 84.5%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds,
6.45% (E), 12/01/2023	175,000	175,910
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	51,013
Series B,
7.38%, 12/01/2030	365,000	377,596

		604,519

Arizona - 2.6%
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C) (F)	600,000	606,162
Series A,
4.00%, 07/01/2022 (F)	500,000	491,565
Industrial Development Authority of the County of Pima, Revenue Bonds,
6.95%, 07/01/2041	135,000	135,144
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (F)	500,000	488,340
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	160,000	171,544
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (F)	750,000	770,295

		2,663,050

California - 6.7%
Butte County Housing Authority, Revenue Bonds,
Series A,
7.25%, 10/01/2030	50,000	50,202
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (G), 06/01/2046	260,000	260,070
5.75%, 06/01/2029	30,000	30,317
5.88%, 06/01/2035	180,000	181,797

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2038 (F)	$ 700,000	$ 728,595
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	999,723
Series A,
5.25%, 12/01/2056 (F)	500,000	526,335
Series B,
6.00%, 12/01/2024	90,000	95,050
California Statewide Financing Authority, Revenue Bonds,
Series A,
5.63%, 05/01/2029	30,000	30,212
Cypress School District, General Obligation Unlimited,
Zero Coupon (G), 08/01/2050	100,000	75,057
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A,
5.00%, 06/01/2019	40,000	40,425
Series A-1,
5.00%, 06/01/2026 - 06/01/2047	3,350,000	3,329,406
Inland Empire Tobacco Securitization Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2021	20,000	20,001
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	38,537
Shandon Joint Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2037	245,000	261,917
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	70,000	70,357
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	25,000	25,000
5.13%, 06/01/2046	90,000	90,000

		6,853,001

Colorado - 6.8%
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series B,
7.25%, 12/15/2047	500,000	487,535
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	505,440
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	1,000,000	982,390
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
3.75%, 06/15/2047	275,000	255,019

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	$ 250,000	$ 258,867
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,042,200
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	500,950
Fronterra Village Metropolitan District No. 2, General Obligation Limited,
AGC,
5.00%, 12/01/2037	25,000	25,005
Gateway Regional Metropolitan District, General Obligation Limited,
AGM,
3.13%, 12/01/2041	140,000	126,925
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	415,000	416,822
Painted Prairie Metropolitain District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	1,990,880
Park 70 Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2048	250,000	247,835
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	83,206

		6,923,074

Connecticut - 0.2%
Connecticut Housing Finance Authority, Revenue Bonds,
Series C2,
2.70%, 11/15/2031	135,000	127,554
Town of North Haven, General Obligation Unlimited,
2.25%, 06/01/2024	65,000	65,077

		192,631

Delaware - 0.1%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2046	130,000	137,289

District of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	15,000	16,145
6.75%, 05/15/2040	1,000,000	1,034,650
Series A,
Zero Coupon, 06/15/2046	100,000	15,352

		1,066,147

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 0.7%
Florida Housing Finance Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	$ 205,000	$ 205,908
Northern Palm Beach County Improvement District, Special Assessment,
5.13%, 08/01/2022	10,000	10,340
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	24,999
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (E), 08/01/2047	500,000	492,875

		734,122

Georgia - 0.4%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	10,000	9,746
County of Meriwether, General Obligation Unlimited,
BAM,
4.00%, 03/01/2027	110,000	124,428
Gainesville & Hall County Hospital Authority, Revenue Bonds,
5.50%, 08/15/2054	215,000	243,941

		378,115

Hawaii - 0.3%
State of Hawaii, General Obligation Unlimited,
5.00%, 06/01/2026	30,000	30,313
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	295,000	298,994

		329,307

Idaho - 1.6%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	425,000	455,634
6.00%, 07/01/2049 - 07/01/2054 (F)	1,155,000	1,202,177

		1,657,811

Illinois - 8.8%
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	110,000	120,000
AMBAC,
5.00%, 01/01/2029	175,000	175,681
Series A,
5.00%, 01/01/2033	285,000	290,310
6.00%, 01/01/2038	1,150,000	1,283,917
Series A, AGM,
4.75%, 01/01/2036	50,000	50,184
5.00%, 01/01/2026	35,000	35,966

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series A, NATL,
5.00%, 01/01/2029	$ 30,000	$ 30,083
Series B,
6.21%, 01/01/2032	15,000	14,935
Series C,
Zero Coupon, 01/01/2024	75,000	63,194
5.00%, 01/01/2026 - 01/01/2038	1,020,000	1,054,491
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	50,000	50,158
Series D,
4.30%, 01/01/2024	30,000	30,054
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	15,000	16,258
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	186,734
4.20%, 12/01/2027	361,000	396,829
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	436,374
Series A,
5.00%, 07/01/2020	50,000	50,855
Series A-1,
4.50%, 12/01/2052	775,000	753,943
Series C,
5.00%, 08/15/2021	30,000	32,241
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	60,000	58,271
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025	50,000	48,527
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2042 (H)	320,000	328,397
Metropolitan Pier & Exposition Authority, Revenue Bonds,
Series B, AGM,
5.00%, 06/15/2050	20,000	20,468
Northern Illinois University, Revenue Bonds,
AGM,
7.95%, 04/01/2035	175,000	183,017
Rosemont
6.00%, 12/01/2035	15,000	17,027
South Sangamon Water Commission, General Obligation Unlimited,
6.13%, 01/01/2041	30,000	30,368
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	115,000	117,878
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,068
5.25%, 04/01/2020	100,000	100,283
St. Clair County School District No. 119, General Obligation Unlimited,
6.88%, 04/01/2039	20,000	20,112

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
State of Illinois, General Obligation Unlimited
Zero Coupon (G), 06/01/2033	$ 680,000	$ 562,945
4.13%, 03/01/2028	10,000	10,016
6.63%, 02/01/2035	15,000	16,000
6.75%, 03/01/2029	100,000	107,064
7.10%, 07/01/2035	110,000	120,153
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	570,226
Village of Thayer, Revenue Bonds
Zero Coupon, 05/01/2019 - 05/01/2025	70,000	52,411
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,376,578
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	14,545
6.38%, 10/01/2029	30,000	28,583
Western Illinois University, Revenue Bonds,
3.70%, 04/01/2026	10,000	9,084
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
5.00%, 01/01/2027	55,000	56,709

		8,945,937

Indiana - 1.5%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,340,000	1,409,988
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	70,000	70,093
Indiana Finance Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2026	20,000	20,300

		1,500,381

Iowa - 0.5%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	70,000	71,041
Series C,
5.38%, 06/01/2038	145,000	143,698
5.50%, 06/01/2042	100,000	99,084
5.63%, 06/01/2046	215,000	212,175

		525,998

Kansas - 0.2%
City of Wichita, Revenue Bonds,
Series A,
6.25%, 05/15/2034	235,000	235,256
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,222

		260,478

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 0.2%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	$ 185,000	$ 186,289
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,033

		211,322

Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
Series A, ACA,
5.25%, 09/01/2027	25,000	24,690
Parish of St. Charles, Revenue Bonds,
Fixed until 06/01/2022, 4.00% (E), 12/01/2040	30,000	31,183
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
4.00%, 07/01/2043	1,135,000	1,138,507

		1,194,380

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds,
3.25%, 03/01/2036	100,000	96,555

Massachusetts - 0.7%
Massachusetts Development Finance Agency, Revenue Bonds,
Series K,
4.00%, 07/01/2038	640,000	648,217
Massachusetts Port Authority, Revenue Bonds,
Series A, AMBAC,
5.00%, 01/01/2027	45,000	45,918

		694,135

Michigan - 1.7%
County of Wayne, Revenue Bonds,
9.25%, 12/01/2025	275,000	302,412
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,205
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	65,000	65,181
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	635,000	630,841
5.25%, 06/01/2022	20,000	19,944
6.00%, 06/01/2048	670,000	658,155

		1,701,738

Minnesota - 6.9%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	83,441

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	$ 375,000	$ 361,013
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	65,000	65,338
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047	200,000	190,668
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	487,454
3.50%, 09/01/2027	500,000	507,340
3.70%, 09/01/2028	500,000	509,590
3.80%, 09/01/2029	340,000	347,021
4.00%, 09/01/2032	400,000	408,616
4.10%, 09/01/2033	200,000	204,396
4.13%, 09/01/2034 - 09/01/2035	730,000	743,746
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	196,694
4.50%, 07/01/2028	750,000	727,020
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,692,741
Series B,
5.25%, 04/01/2043	400,000	390,120
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	200,000	182,244

		7,097,442

Mississippi - 0.0% (I)
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	30,000	29,426
Mississippi Home Corp., Revenue Bonds,
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,252

		34,678

Missouri - 0.3%
City of Manchester, Tax Allocation,
6.88%, 11/01/2039	50,000	50,173
Missouri State Health & Educational Facilities Authority, Revenue Bonds,
5.00%, 02/01/2042 (H)	250,000	264,190

		314,363

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (E)	135,000	138,841
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,009
Yellowstone County School District No. 4, General Obligation Unlimited,
4.65%, 07/01/2019	25,000	25,075

		188,925

Nebraska - 0.0% (I)
City of Ralston, General Obligation Unlimited,
Series B,
5.00%, 09/15/2031	20,000	15,948

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada - 0.3%
City of North Las Vegas, General Obligation Limited,
NATL,
4.25%, 10/01/2033	$ 50,000	$ 50,016
City of Reno, Special Assessment,
7.25%, 12/01/2025	20,000	19,999
County of Clark, Special Assessment,
4.00%, 08/01/2022	225,000	228,519

		298,534

New Jersey - 3.3%
City of Atlantic City, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2032	150,000	169,760
Series B, AGM,
4.00%, 03/01/2042	220,000	224,943
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035	500,000	290,000
5.13%, 12/01/2045	30,000	17,400
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027	400,000	439,988
Series A,
5.13%, 09/01/2052 (F)	760,000	735,733
Series B,
6.50%, 04/01/2031 (B) (C)	10,000	11,193
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series B,
6.88%, 12/15/2039	205,000	207,376
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,250,000	1,244,750

		3,341,143

New York - 6.6%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	511,455
City of New York, General Obligation Unlimited,
Series B,
5.00%, 08/01/2023	15,000	15,706
New York City Housing Development Corp., Revenue Bonds,
Series C1A,
3.45%, 05/01/2050	1,280,000	1,159,258
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 3.07% (E), 03/01/2027	20,000	19,547
NATL,
4.75%, 03/01/2046	120,000	120,082
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,002

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	$ 290,000	$ 277,207
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	900,000	913,725
Series C,
3.75%, 06/01/2045	2,315,000	1,975,343
New York Liberty Development Corp., Revenue Bonds,
5.25%, 10/01/2035	415,000	506,657
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	115,803
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	860,000	914,361
Niagara Falls City School District, Certificate of Participation,
AGM,
4.00%, 06/15/2026	90,000	96,642
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
5.00%, 05/15/2019	10,000	10,072
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,200
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	60,675

		6,761,735

Ohio - 6.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,290,000	1,206,859
5.38%, 06/01/2024	75,000	70,827
5.88%, 06/01/2030 - 06/01/2047	545,000	506,794
6.00%, 06/01/2042	100,000	95,842
6.50%, 06/01/2047	890,000	879,996
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,500,000	1,501,455
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B) (C)	20,000	20,046
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (F)	100,000	100,034
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	103,296
County of Montgomery, Revenue Bonds,
6.00%, 04/01/2038 (F)	2,000,000	1,968,520
County of Warren, Revenue Bonds,
5.00%, 07/01/2021	150,000	159,761

		6,613,430

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.6%
Columbia Gorge Community College District, General Obligation Limited,
4.00%, 04/01/2029	$ 270,000	$ 306,229
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (F)	260,000	264,664

		570,893

Pennsylvania - 1.2%
Allegheny County Higher Education Building Authority, Revenue Bonds,
5.00%, 08/01/2028	25,000	30,438
Blythe Township Solid Waste Authority, Revenue Bonds,
7.75%, 12/01/2037	565,000	598,945
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039	150,000	162,039
Geisinger Authority, Revenue Bonds,
5.00%, 02/15/2032	100,000	115,490
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series A,
4.25%, 10/01/2035	300,000	265,110
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	70,000	70,130
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	12,775

		1,254,927

Puerto Rico - 12.3%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	30,000	30,335
5.50%, 05/15/2039	55,000	55,614
5.63%, 05/15/2043	45,000	45,503
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,801
AGM,
5.13%, 07/01/2030	265,000	272,913
5.25%, 07/01/2020	100,000	103,035
5.50%, 07/01/2019	105,000	106,126
AGM-CR,
4.50%, 07/01/2023	15,000	15,037
5.00%, 07/01/2028	30,000	30,931
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	605,000	624,577
5.25%, 07/01/2030	55,000	56,768
5.50%, 07/01/2029	245,000	273,876
Series A, AGM,
4.00%, 07/01/2022	140,000	142,814
4.13%, 07/01/2023 - 07/01/2024	50,000	50,826
5.00%, 07/01/2035	500,000	518,345
5.38%, 07/01/2025	170,000	180,265
Series A-4, AGM,
5.00%, 07/01/2031	170,000	173,779
5.25%, 07/01/2030	50,000	51,449

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series B, AGC-ICC,
5.00%, 07/01/2035	$ 400,000	$ 408,284
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	251,367
5.38%, 07/01/2028	30,000	31,139
5.50%, 07/01/2032	145,000	150,076
Series D, AGM,
3.88%, 07/01/2019	30,000	30,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	190,744
5.13%, 07/01/2047	350,000	354,179
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	580,000	579,965
5.00%, 07/01/2027	210,000	216,703
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	295,000	295,009
3.65%, 07/01/2024	135,000	134,995
Series RR, AGC,
5.00%, 07/01/2028	165,000	170,123
Series SS, AGM,
5.00%, 07/01/2030	70,000	71,931
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	271,850
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,145
Series UU, AGC,
4.25%, 07/01/2027	285,000	285,057
5.00%, 07/01/2026	165,000	170,556
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	465,000	477,401
Series V, AGM,
5.25%, 07/01/2027	70,000	76,873
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,708
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	86,760
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,302
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	315,792
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	84,226
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	560,000	576,206
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	198,389
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	315,269
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,043
5.00%, 07/01/2030	30,000	30,827
Series L, AGC,
4.00%, 07/01/2020	170,000	172,252
5.25%, 07/01/2019	100,000	100,971
Series M, AGC-ICC,
5.00%, 07/01/2032	140,000	142,449
Series N, AGC,
5.25%, 07/01/2036	115,000	124,758
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	183,064

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series Y, AGM,
6.25% (E), 07/01/2021	$ 135,000	$ 140,864
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	130,000	130,341
5.00%, 08/01/2019 - 08/01/2030	1,015,000	1,040,688
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,103
Series C, AGM,
5.25%, 08/01/2019	85,000	85,997
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,243
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,729
Series I, AGC-ICC,
5.00%, 07/01/2036	235,000	239,467
Series K, AGM,
5.25%, 07/01/2027	190,000	191,294
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	66,698
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	15,933
Series C, AGM,
5.13%, 08/01/2042	1,040,000	1,053,728

		12,585,536

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	250,000	257,810
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	314,382

		572,192

South Carolina - 0.5%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	470,000	467,556

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	98,447

Texas - 4.5%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.63%, 08/15/2046	250,000	241,868
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	600,000	620,064
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,608
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029	150,000	163,619

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Klein Independent School District, General Obligation Unlimited,
4.88%, 08/01/2039	$ 10,000	$ 10,132
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,452,589
5.25%, 01/01/2035	20,000	20,156
Series A,
3.38%, 08/15/2021 (F)	730,000	722,576
Series A1,
5.00%, 07/01/2046	40,000	43,187
Series D,
6.00%, 07/01/2026	115,000	114,518
North Fort Bend Water Authority, Revenue Bonds,
AGC,
5.25%, 12/15/2034	10,000	10,287
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited,
BAM,
3.25%, 10/01/2032	640,000	611,974
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	436,488
Round Rock Independent School District, General Obligation Unlimited,
5.25%, 08/01/2034	65,000	66,167
Texas State Student Housing Corp., Revenue Bonds,
6.75%, 07/01/2021	10,000	10,010

		4,559,243

U. S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	305,000	327,616

Utah - 0.4%
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (F)	420,000	423,074

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (J)	50,000	46,372
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	25,000	25,101
6.00%, 01/01/2027	50,000	50,163
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	387,131

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	$ 190,000	$ 179,286
Virginia College Building Authority, Revenue Bonds,
4.25%, 04/01/2020	20,000	20,039

		708,092

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	96,534

Wisconsin - 3.2%
Public Finance Authority, Revenue Bonds
4.00%, 10/01/2038	500,000	445,340
5.00%, 04/01/2022 (B) (C)	25,000	26,027
Series A,
4.50%, 12/01/2042	300,000	269,592
4.60%, 12/01/2042	145,000	142,927
4.75%, 12/01/2037	310,000	305,427
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	501,715
Class B,
4.38%, 07/01/2038	850,000	803,658
Class C,
7.00%, 07/01/2043	750,000	727,785

		3,222,471

Total Municipal Government Obligations (Cost $86,439,366)		86,222,769

	Shares	Value

PREFERRED STOCK - 0.4%
Insurance - 0.4%
Enstar Group, Ltd.,
Series D, Fixed until 09/01/2028, 7.00% (E)	16,000	407,040

Total Preferred Stock (Cost $400,000)		407,040

	Shares	Value
EXCHANGE-TRADED FUND - 0.1%
U.S. Fixed Income Fund - 0.1%
VanEck Vectors High-Yield Municipal Index ETF	2,000	$ 123,040

Total Exchange-Traded Fund (Cost $122,440)		123,040

INVESTMENT COMPANIES - 0.8%
U.S. Fixed Income Funds - 0.8%
MFS Multimarket Income Trust (K)	139,197	780,895
Putnam Managed Municipal Income Trust	5,000	35,500

Total Investment Companies (Cost $773,647)		816,395

OTHER INVESTMENT COMPANY - 0.0% (I)
Securities Lending Collateral - 0.0% (I)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (L)	16,675	16,675

Total Other Investment Company (Cost $16,675)		16,675

	Principal	Value
REPURCHASE AGREEMENT - 12.9%
Fixed Income Clearing Corp., 1.45% (L), dated 01/31/2019, to be repurchased at $13,167,812 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $13,434,828.	$ 13,167,281	13,167,281

Total Repurchase Agreement (Cost $13,167,281)		13,167,281

Total Investments (Cost $102,586,510)		102,427,899
Net Other Assets (Liabilities) - (0.4)%		(429,685)

Net Assets - 100.0%		$ 101,998,214

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$924,699	$750,000	$1,674,699
Municipal Government Obligations	—	86,222,769	—	86,222,769
Preferred Stock	407,040	—	—	407,040
Exchange-Traded Fund	123,040	—	—	123,040
Investment Companies	816,395	—	—	816,395
Other Investment Company	16,675	—	—	16,675
Repurchase Agreement	—	13,167,281	—	13,167,281

Total Investments	$1,363,150	$100,314,749	$750,000	$102,427,899

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the value of the security is $750,000, representing 0.7% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Empire Springs Charter School, Inc. 5.75%, 09/15/2019	06/22/2018	$750,010	$750,000	0.7%
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,193	0.0	(I)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,046	0.0	(I)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	26,027	0.0	(I)

Total			$805,778	$807,266	0.7%

(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $1,413,428, representing 1.4% of the Fund’s net assets.
(D)	Security is Level 3 of the fair value hierarchy.
(E)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $9,028,070, representing 8.9% of the Fund’s net assets.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2019; the maturity dates disclosed are the ultimate maturity dates.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2019, the value of this security is $46,372, representing less than 0.1% of the Fund’s net assets.
(K)	All or a portion of the security is on loan. The value of the security on loan is $16,269. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(L)	Rates disclosed reflect the yields at January 31, 2019.
(M)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.3%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 397,934	$ 409,090

Total Asset-Backed Security (Cost $397,831)		409,090

CORPORATE DEBT SECURITIES - 20.2%
Banks - 9.6%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 02/15/2019 (C)	726,000	540,870
Bank of America Corp.
CPI-YoY + 1.10%, 3.62% (B), 11/19/2024, MTN	1,000,000	927,500
4.18%, 11/25/2027, MTN	631,000	630,301
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	782,055
CPI-YoY + 2.10%, 4.62% (B), 02/18/2020, MTN	400,000	400,500
Barclays Bank PLC
CPI-YoY + 1.00%, 3.52% (B), 05/22/2023, MTN	2,600,000	2,546,700
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	321,000	289,702
Citigroup, Inc.
4.65%, 07/23/2048	1,380,000	1,434,755
Corestates Capital II
3-Month LIBOR + 0.65%, 3.44% (B), 01/15/2027 (A)	269,000	242,772
Credit Agricole SA
3.75%, 04/24/2023 (A)	900,000	893,938
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	656,595
Danske Bank A/S
5.38%, 01/12/2024 (A)	200,000	202,839
HSBC Holdings PLC
Fixed until 05/22/2027 (C), 6.00% (B)	271,000	260,837
Regions Financial Corp.
3.80%, 08/14/2023	567,000	571,667
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	928,944
Fixed until 05/15/2022, 3.50% (B), 05/15/2023	$ 200,000	195,290
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	922,000	923,134
SunTrust Capital III
3-Month LIBOR + 0.65%, 3.44% (B), 03/15/2028	792,000	680,130
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	201,000	179,486
6.57%, 01/14/2022 (A)	350,000	357,551
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 3.29% (B), 01/15/2027	308,000	275,275

		13,920,841

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	$ 744,000	$ 687,673

Capital Markets - 1.5%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B)	702,000	646,717
Morgan Stanley
Fixed until 04/24/2023, 3.74% (B), 04/24/2024	929,000	939,565
CPI-YoY + 2.00%, 4.52% (B), 04/25/2023 - 06/09/2023, MTN	643,000	631,298

		2,217,580

Chemicals - 0.4%
DowDuPont, Inc.
4.49%, 11/15/2025	523,000	549,171
RPM International, Inc.
4.25%, 01/15/2048	101,000	86,051

		635,222

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	241,000	235,807

Health Care Providers & Services - 0.6%
CVS Health Corp.
4.78%, 03/25/2038	904,000	904,877

Insurance - 1.2%
Genworth Holdings, Inc.
3-Month LIBOR + 2.00%, 4.62% (B), 11/15/2066	1,350,000	796,500
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.74% (B), 02/12/2067 (A)	898,000	767,790
XLIT, Ltd.
5.50%, 03/31/2045	137,000	142,499

		1,706,789

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	180,000	166,937

Metals & Mining - 1.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	214,000	202,046
Glencore Funding LLC
4.00%, 04/16/2025 (A)	226,000	216,960
Kinross Gold Corp.
4.50%, 07/15/2027	133,000	119,700
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	832,000	838,691
5.75%, 11/15/2041 (A)	446,000	439,705

		1,817,102

Multi-Utilities - 0.7%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 480,000	794,218
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.73% (B), 05/15/2067	$ 219,000	191,689

		985,907

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.2%
Andeavor Logistics, LP
Fixed until 02/15/2023 (C), 6.88% (B)	$ 348,000	$ 335,239
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	346,000	336,545
Apache Corp.
4.38%, 10/15/2028	197,000	193,525
Enable Midstream Partners, LP
4.95%, 05/15/2028	253,000	251,640
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	665,525
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	321,039
Fixed until 02/15/2023 (C), 6.25% (B)	691,000	621,589
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	291,562
Fixed until 12/15/2022 (C), 6.00% (B)	133,000	107,730
Enterprise Products Operating LLC
4.15%, 10/16/2028	390,000	397,569
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	215,876
Marathon Petroleum Corp.
3.80%, 04/01/2028 (A)	696,000	667,480
Noble Energy, Inc.
3.85%, 01/15/2028	227,000	214,564

		4,619,883

Pharmaceuticals - 0.4%
Bayer US Finance II LLC
4.25%, 12/15/2025 (A)	517,000	514,762

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 536,641	837,689

Total Corporate Debt Securities (Cost $30,387,739)		29,251,069

FOREIGN GOVERNMENT OBLIGATIONS - 22.1%
Australia - 1.1%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 2,050,000	1,555,518

Canada - 2.2%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 1,968,783	1,664,090
Canadian Government Real Return Bond
4.00%, 12/01/2031	1,461,100	1,598,553

		3,262,643

Italy - 7.0%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	EUR 4,111,241	4,644,165
1.25%, 09/15/2032 (D)	2,698,618	2,839,753
2.10%, 09/15/2021 (D)	2,262,717	2,723,907

		10,207,825

Japan - 1.1%
Japanese Government CPI Linked Bond
0.10%, 03/10/2028	JPY 161,430,400	1,529,013

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 2.2%
Mexican Udibonos
Series S,
4.50%, 12/04/2025	MXN 43,733,165	$ 2,329,066
Mexico Udibonos
Series S,
2.50%, 12/10/2020	17,118,410	866,705

		3,195,771

New Zealand - 2.4%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 4,500,000	3,547,318

Spain - 4.2%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 2,080,920	2,414,451
1.00%, 11/30/2030 (D)	2,957,189	3,670,169

		6,084,620

United Kingdom - 1.9%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 1,350,391	2,709,061

Total Foreign Government Obligations (Cost $33,700,376)		32,091,769

MORTGAGE-BACKED SECURITIES - 1.2%
BENCHMARK Mortgage Trust
Series 2018-B7, Class A4,
4.51%, 05/15/2053	$ 1,000,000	1,077,416
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 3.21% (B), 06/15/2034 (A)	680,000	671,053

Total Mortgage-Backed Securities (Cost $1,711,341)		1,748,469

U.S. GOVERNMENT AGENCY OBLIGATION - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 2.20%, 4.71% (B), 09/25/2024	1,330,218	1,354,445

Total U.S. Government Agency Obligation (Cost $1,374,281)		1,354,445

U.S. GOVERNMENT OBLIGATIONS - 54.8%
U.S. Treasury Inflation-Protected Securities - 54.8%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023	4,059,160	4,039,974
0.75%, 02/15/2045	4,756,456	4,386,096
1.00%, 02/15/2046	2,889,335	2,824,551
1.38%, 02/15/2044	2,379,410	2,527,751
2.13%, 02/15/2040	1,395,965	1,681,466
2.38%, 01/15/2025	5,978,800	6,558,296
3.38%, 04/15/2032	3,554,485	4,671,186
3.88%, 04/15/2029	3,986,606	5,168,157
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	27,321,268	26,732,370
0.25%, 01/15/2025	1,702,752	1,656,536
0.38%, 07/15/2023 - 07/15/2027	7,419,704	7,268,905
0.50%, 01/15/2028	4,189,749	4,083,860

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 01/15/2024 - 01/15/2026	$ 5,892,923	$ 5,853,737
1.13%, 01/15/2021	1,958,893	1,969,418

Total U.S. Government Obligations (Cost $79,950,335)		79,422,303

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (B)	3,100	59,644

Total Preferred Stock (Cost $74,547)		59,644

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.0% (E)
Money Market Fund - 0.0% (E)
State Street Institutional U.S. Government Money Market Fund	$ 38,761	$ 38,761

Total Short-Term Investment Company (Cost $38,761)		38,761

Total Investments (Cost $147,635,211)		144,375,550
Net Other Assets (Liabilities) - 0.4%		586,221

Net Assets - 100.0%		$ 144,961,771

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/11/2019	USD	13,063,414	EUR	11,318,000	$29,289	$—
JPMS	04/11/2019	USD	2,422,182	GBP	1,893,500	—	(70,441)
JPMS	04/11/2019	USD	1,549,284	JPY	167,385,414	3,502	—
JPMS	04/11/2019	USD	3,013,639	MXN	59,000,000	—	(38,840)
JPMS	04/11/2019	USD	1,926,289	NZD	2,838,000	—	(38,162)

Total						$32,791	$(147,443)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$409,090	$—	$409,090
Corporate Debt Securities	—	29,251,069	—	29,251,069
Foreign Government Obligations	—	32,091,769	—	32,091,769
Mortgage-Backed Securities	—	1,748,469	—	1,748,469
U.S. Government Agency Obligation	—	1,354,445	—	1,354,445
U.S. Government Obligations	—	79,422,303	—	79,422,303
Preferred Stock	59,644	—	—	59,644
Short-Term Investment Company	38,761	—	—	38,761

Total Investments	$98,405	$144,277,145	$—	$144,375,550

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$32,791	$—	$32,791

Total Other Financial Instruments	$—	$32,791	$—	$32,791

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(147,443)	$—	$(147,443)

Total Other Financial Instruments	$—	$(147,443)	$—	$(147,443)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $7,550,460, representing 5.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $26,665,193, representing 18.4% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.0%
Banks - 3.3%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/15/2019 (B)	$ 394,000	$ 293,530
Bank of America Corp.
4.18%, 11/25/2027, MTN	342,000	341,621
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	425,030
Citigroup, Inc.
4.65%, 07/23/2048	747,000	776,639
Credit Agricole SA
3.75%, 04/24/2023 (C)	576,000	572,120
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	449,000	420,558
Regions Financial Corp.
3.80%, 08/14/2023	75,000	75,617
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	590,000	590,726
SunTrust Capital III
3-Month LIBOR + 0.65%, 3.44% (A), 03/15/2028	430,000	369,263
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 3.29% (A), 01/15/2027	167,000	149,256

		4,014,360

Chemicals - 0.2%
DowDuPont, Inc.
4.49%, 11/15/2025	202,000	212,108
RPM International, Inc.
4.25%, 01/15/2048	54,000	46,007

		258,115

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	130,000	127,199

Health Care Providers & Services - 0.4%
CVS Health Corp.
4.78%, 03/25/2038	491,000	491,476

Insurance - 0.3%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.74% (A), 02/12/2067 (C)	487,000	416,385

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	97,000	89,961

Media - 0.1%
Comcast Corp.
4.60%, 10/15/2038	86,000	88,893

Metals & Mining - 0.4%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	452,000	455,635

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.73% (A), 05/15/2067	$ 119,000	$ 104,160

Oil, Gas & Consumable Fuels - 2.0%
Andeavor Logistics, LP
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	182,069
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	187,000	181,890
Apache Corp.
4.38%, 10/15/2028	69,000	67,783
Enable Midstream Partners, LP
4.95%, 05/15/2028	169,000	168,092
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	361,441
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	174,278
Fixed until 02/15/2023 (B), 6.25% (A)	375,000	337,331
Enterprise Products Operating LLC
4.15%, 10/16/2028	288,000	293,589
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	117,266
Marathon Petroleum Corp.
3.80%, 04/01/2028 (C)	378,000	362,511
Noble Energy, Inc.
3.85%, 01/15/2028	123,000	116,262

		2,362,512

Total Corporate Debt Securities (Cost $8,579,395)		8,408,696

FOREIGN GOVERNMENT OBLIGATIONS - 11.8%
Australia - 1.3%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 2,050,000	1,555,518

Canada - 2.6%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 3,696,491	3,124,413

Italy - 1.5%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	EUR 1,571,175	1,774,840

Japan - 1.2%
Japanese Government CPI Linked Bond
0.10%, 03/10/2028	JPY 151,341,000	1,433,450

New Zealand - 1.6%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 2,500,000	1,970,732

Spain - 2.6%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 1,300,575	1,509,032
1.00%, 11/30/2030 (D)	1,297,013	1,609,723

		3,118,755

United Kingdom - 1.0%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 (D)	GBP 911,416	1,220,038

Total Foreign Government Obligations (Cost $14,075,234)		14,197,746

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITY - 0.9%
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 3.21% (A), 06/15/2034 (C)	$ 1,000,000	$ 986,842

Total Mortgage-Backed Security (Cost $1,000,781)		986,842

U.S. GOVERNMENT OBLIGATIONS - 81.8%
U.S. Treasury Inflation-Protected Securities - 81.8%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 04/15/2023 - 02/15/2043	2,180,395	2,165,499
0.75%, 02/15/2042 - 02/15/2045	3,490,795	3,238,285
0.88%, 02/15/2047	1	1
1.00%, 02/15/2046 - 02/15/2048	4,367,944	4,269,856
1.38%, 02/15/2044	2,541,655	2,700,111
1.75%, 01/15/2028	2,484,608	2,688,132
2.00%, 01/15/2026	2,711,429	2,941,436
2.13%, 02/15/2040 - 02/15/2041	2,761,918	3,332,709
2.38%, 01/15/2025 - 01/15/2027	4,506,464	5,001,589
2.50%, 01/15/2029	1,021,297	1,186,208
3.38%, 04/15/2032	513,221	674,457
3.63%, 04/15/2028	740,268	924,092
3.88%, 04/15/2029	2,453,296	3,180,404

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/2019 - 07/15/2026	$ 37,452,179	$ 36,668,615
0.25%, 01/15/2025	4,682,568	4,555,475
0.38%, 07/15/2023 - 07/15/2027	11,082,729	10,862,055
0.50%, 01/15/2028	1,021,820	995,995
0.63%, 01/15/2024 - 01/15/2026	8,367,882	8,327,222
0.75%, 07/15/2028	1,004,180	1,004,193
1.13%, 01/15/2021	3,629,713	3,649,216

Total U.S. Government Obligations (Cost $100,321,505)		98,365,550

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.0% (E)
Money Market Fund - 0.0% (E)
State Street Institutional U.S. Government Money Market Fund	23,738	23,738

Total Short-Term Investment Company (Cost $23,738)		23,738

Total Investments (Cost $124,000,653)		121,982,572
Net Other Assets (Liabilities) - (1.5)%		(1,747,079)

Net Assets - 100.0%		$ 120,235,493

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/11/2019	USD	1,564,267	AUD	2,179,020	$—	$(21,239)
JPMS	04/11/2019	USD	3,111,228	CAD	4,110,000	—	(21,976)
JPMS	04/11/2019	USD	6,059,633	EUR	5,250,000	13,586	—
JPMS	04/11/2019	USD	1,629,245	GBP	1,273,635	—	(47,381)
JPMS	04/11/2019	USD	1,452,453	JPY	156,923,780	3,283	—
JPMS	04/11/2019	USD	1,913,321	NZD	2,818,894	—	(37,905)
JPMS	04/11/2019	EUR	1,020,000	USD	1,171,501	3,160	—
JPMS	04/11/2019	GBP	349,000	USD	460,830	—	(1,402)

Total						$20,029	$(129,903)

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$8,408,696	$—	$8,408,696
Foreign Government Obligations	—	14,197,746	—	14,197,746
Mortgage-Backed Security	—	986,842	—	986,842
U.S. Government Obligations	—	98,365,550	—	98,365,550
Short-Term Investment Company	23,738	—	—	23,738

Total Investments	$23,738	$121,958,834	$—	$121,982,572

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$20,029	$—	$20,029

Total Other Financial Instruments	$—	$20,029	$—	$20,029

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(129,903)	$—	$(129,903)

Total Other Financial Instruments	$—	$(129,903)	$—	$(129,903)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $3,214,051, representing 2.7% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $9,639,883, representing 8.0% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,465,165	$ 3,721,125
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.71% (B), 05/17/2031 (A)	3,500,000	3,449,418
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.71% (B), 07/18/2027 (A)	7,532,000	7,483,629
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,293,728	1,269,356
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.99% (B), 10/18/2030 (A)	15,580,000	15,501,991
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	255,115	253,850
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,145,705	1,129,950
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.98% (B), 01/20/2030 (A)	2,750,000	2,740,730
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	853,678	874,810
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	1,208,458	1,224,744
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,655,550	1,672,580
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	7,105,392	6,911,294
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	4,770,000	4,812,767
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 4.13% (B), 04/15/2029 (A)	3,500,000	3,500,231
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	923,647	909,962
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	3,578,602	3,495,648
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	10,100,000	10,075,392
NewResidential Mortgage Loan Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,061,360	2,090,433

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	$ 7,740,000	$ 7,651,408
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	11,200,000	11,166,666
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	7,750,000	7,756,198
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.95% (B), 01/20/2031 (A)	3,600,000	3,583,822
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,491,575
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (A)	4,700,000	4,698,684
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	4,635,000	4,643,297
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	561,794	553,393
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,078,814	1,063,313
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	3,560,233	3,547,576
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	2,912,893	2,898,905
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 4.05% (B), 07/20/2030 (A)	6,445,000	6,442,061
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 2.86% (B), 11/25/2046 (A)	747,387	700,239
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	24,599,000	24,513,809
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	327,134	325,334
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	339,427	337,859
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	740,142	733,643
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	1,232,201	1,199,191
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,627,150	3,613,744
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	1,844,530	1,833,740
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,000,000	1,995,356
Symphony CLO XIX, Ltd.
Series 2018-19A, Class A,
3-Month LIBOR + 0.96%, 3.74% (B), 04/16/2031 (A)	3,000,000	2,956,782
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	4,021,955	3,978,479

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	$ 1,016,692	$ 1,003,959
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	5,916,525	5,827,399
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	3,152,157	3,097,207
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	3,233,372	3,176,309
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	5,547,358	5,425,373
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	4,035,490	3,928,274
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	4,596,178	4,498,045
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	5,433,702	5,321,884
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	3,803,347	3,711,407
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	7,963,593	7,748,973
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	13,364,646	13,119,445
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	9,945,000	9,839,411
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	4,537,337	4,467,362
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	6,258,582	6,177,471
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.90% (B), 10/20/2028 (A)	8,060,000	8,023,940

Total Asset-Backed Securities (Cost $257,384,482)		255,169,443

CORPORATE DEBT SECURITIES - 33.7%
Aerospace & Defense - 0.3%
Northrop Grumman Corp.
2.55%, 10/15/2022	9,595,000	9,424,805

Air Freight & Logistics - 0.3%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,268,598
5.10%, 01/15/2044	2,948,000	2,985,866

		7,254,464

Airlines - 1.4%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,036,669	1,919,561
3.70%, 04/01/2028	6,794,390	6,642,331
4.95%, 07/15/2024	3,051,921	3,116,927
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,347,723	4,319,898
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	6,367,820	6,442,960
6.82%, 02/10/2024	8,707,031	9,398,151
7.75%, 06/17/2021	298,496	308,137
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	283,104	297,110

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.75%, 03/03/2028	$ 5,884,173	$ 5,763,547
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,453,040	2,501,679

		40,710,301

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	3,900,000	3,792,962

Automobiles - 0.3%
Ford Motor Co.
4.35%, 12/08/2026	4,937,000	4,408,275
General Motors Co.
4.88%, 10/02/2023	2,725,000	2,763,479
6.25%, 10/02/2043	1,075,000	1,044,258

		8,216,012

Banks - 5.6%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	15,359,000	15,129,694
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,844,000	1,779,144
Bank One Corp.
8.00%, 04/29/2027	940,000	1,187,992
Barclays Bank PLC
10.18%, 06/12/2021 (A)	8,565,000	9,697,846
CIT Group, Inc.
4.13%, 03/09/2021	555,000	556,387
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.73% (B), 07/24/2023	9,621,000	9,573,616
Fixed until 06/01/2023, 4.04% (B), 06/01/2024	5,911,000	6,036,764
4.50%, 01/14/2022	2,945,000	3,062,336
Fixed until 01/30/2023 (C), 5.95% (B)	1,700,000	1,695,750
Commerzbank AG
8.13%, 09/19/2023 (A)	12,655,000	14,020,268
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (C), 11.00% (B) (A)	10,883,000	11,223,094
Discover Bank
3.45%, 07/27/2026	4,771,000	4,487,891
Fifth Third Bancorp
3.95%, 03/14/2028	6,364,000	6,403,218
First Horizon National Corp.
3.50%, 12/15/2020	4,785,000	4,790,725
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	492,756
5.25%, 03/14/2044	790,000	828,470
Huntington National Bank
3.55%, 10/06/2023	5,018,000	5,045,746
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	6,441,000	6,004,935
3.88%, 07/14/2027 (A)	3,061,000	2,656,307
5.02%, 06/26/2024 (A)	2,945,000	2,702,387
JPMorgan Chase & Co.
3.38%, 05/01/2023	6,471,000	6,464,019
4.85%, 02/01/2044	1,890,000	2,031,883
6.40%, 05/15/2038	3,925,000	4,936,939
Fixed until 02/01/2024 (C), 6.75% (B)	412,000	444,058
8.75%, 09/01/2030	1,265,000	1,711,035
Lloyds Banking Group PLC
4.38%, 03/22/2028	6,572,000	6,543,889

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	$ 2,959,000	$ 2,962,638
6.00%, 12/19/2023	1,685,000	1,759,180
6.40%, 10/21/2019	2,607,000	2,661,785
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031 (D)	8,071,000	7,777,906
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,814,000	1,831,387
4.15%, 01/24/2029, MTN	4,341,000	4,458,050
Fixed until 06/15/2024 (C), 5.90% (B)	1,080,000	1,090,800
Wells Fargo Bank NA
2.60%, 01/15/2021	2,791,000	2,769,304
5.95%, 08/26/2036	2,984,000	3,480,224

		158,298,423

Beverages - 1.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (A)	2,982,000	2,929,825
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	3,065,000	3,147,953
4.44%, 10/06/2048	6,551,000	5,802,202
Constellation Brands, Inc.
3.70%, 12/06/2026	2,526,000	2,449,887
4.40%, 11/15/2025	3,168,000	3,264,884
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,228,095
5.75%, 04/07/2021 (A)	6,311,000	6,637,478

		27,460,324

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	8,298,000	7,834,090
Biogen, Inc.
4.05%, 09/15/2025	5,469,000	5,579,690
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,598,000	1,515,931

		14,929,711

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,101,633
4.40%, 01/30/2048	6,460,000	4,935,885

		9,037,518

Capital Markets - 3.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	4,402,000	4,436,797
7.30%, 06/28/2019	8,112,000	8,250,672
Charles Schwab Corp.
3.20%, 03/02/2027	4,106,000	4,009,865
3.85%, 05/21/2025	9,662,000	9,959,894
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	5,047,000	4,926,303
3.80%, 06/09/2023	5,920,000	5,879,024
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	14,329,000	15,026,304
6.75%, 10/01/2037	7,313,000	8,905,480
Lazard Group LLC
4.50%, 09/19/2028	6,486,000	6,566,890
Morgan Stanley
5.00%, 11/24/2025	4,506,000	4,761,287
5.75%, 01/25/2021	4,151,000	4,357,788

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
State Street Corp.
3-Month LIBOR + 1.00%, 3.79% (B), 06/01/2077	$ 285,000	$ 218,738
UBS AG
7.63%, 08/17/2022	11,848,000	12,988,370

		90,287,412

Chemicals - 0.2%
LyondellBasell Industries NV
5.00%, 04/15/2019	593,000	593,113
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,870,000	3,841,436

		4,434,549

Commercial Services & Supplies - 0.3%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	2,775,000	2,731,172
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,193,071
3.85%, 11/15/2024 (A)	3,020,000	3,011,582

		9,935,825

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	5,221,000	5,136,159

Construction & Engineering - 0.3%
SBA Tower Trust
3.17%, 04/09/2047 (A)	4,040,000	3,985,266
3.45%, 03/15/2048 (A)	5,806,000	5,770,476

		9,755,742

Construction Materials - 0.5%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A)	5,530,000	4,863,568
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	9,365,000	9,480,484

		14,344,052

Consumer Finance - 0.6%
Ally Financial, Inc.
4.13%, 03/30/2020	6,050,000	6,057,563
American Express Co.
4.05%, 12/03/2042	2,075,000	2,043,886
BMW US Capital LLC
2.80%, 04/11/2026 (A)	4,784,000	4,481,952
Capital One Financial Corp.
3.30%, 10/30/2024	5,408,000	5,270,957

		17,854,358

Containers & Packaging - 0.3%
International Paper Co.
4.75%, 02/15/2022	2,326,000	2,427,549
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,098,876
5.75%, 10/15/2020	3,900,659	3,915,481
6.88%, 02/15/2021	1,231,940	1,236,560

		9,678,466

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	$ 651,000	$ 647,129

Diversified Financial Services - 0.6%
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	8,952,000	9,427,966
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	7,742,000	7,578,493

		17,006,459

Diversified Telecommunication Services - 1.5%
AT&T, Inc.
3.00%, 06/30/2022	9,601,000	9,525,570
3.40%, 05/15/2025	6,204,000	6,068,930
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,561,960
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,980,000	3,158,800
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	815,835
Verizon Communications, Inc.
5.15%, 09/15/2023	11,638,000	12,643,989
5.50%, 03/16/2047	7,119,000	7,965,941

		41,741,025

Electric Utilities - 1.5%
Appalachian Power Co.
3.40%, 06/01/2025	6,562,000	6,526,523
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	512,694
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	12,058,000	11,238,551
Duke Energy Progress LLC
3.60%, 09/15/2047	2,025,000	1,856,985
Entergy Arkansas LLC
3.70%, 06/01/2024	1,110,000	1,130,651
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,000,000
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,553,111
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	7,223,000	7,403,609
5.30%, 06/01/2042	525,000	609,772
PacifiCorp
3.60%, 04/01/2024	4,221,000	4,303,510
5.75%, 04/01/2037	400,000	474,636
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	4,661,000	4,583,471

		41,193,513

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.88%, 01/12/2028	6,625,000	6,076,888
Keysight Technologies, Inc.
4.55%, 10/30/2024	7,551,000	7,732,112

		13,809,000

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	6,169,000	6,138,730

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.65%, 12/01/2023	$ 835,000	$ 857,976
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	542,400

		7,539,106

Equity Real Estate Investment Trusts - 1.8%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,000,000	1,972,181
CBL & Associates, LP
5.25%, 12/01/2023 (D)	7,049,000	5,921,160
EPR Properties
4.75%, 12/15/2026	4,304,000	4,300,768
HCP, Inc.
3.40%, 02/01/2025	5,985,000	5,768,765
Hospitality Properties Trust
5.00%, 08/15/2022	9,379,000	9,566,184
Kilroy Realty, LP
4.25%, 08/15/2029	12,920,000	12,792,881
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,123,187
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	4,300,000	4,328,371
4.63%, 11/01/2025	2,139,000	2,155,892

		50,929,389

Food & Staples Retailing - 0.4%
Sysco Corp.
3.25%, 07/15/2027	4,894,000	4,671,793
Walmart, Inc.
3.63%, 12/15/2047	7,040,000	6,760,066

		11,431,859

Food Products - 0.2%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	961,875
4.88%, 02/15/2025 (A)	3,800,000	3,876,010

		4,837,885

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	4,467,000	4,559,317
Becton Dickinson and Co.
3.70%, 06/06/2027	7,756,000	7,564,260

		12,123,577

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.
4.30%, 12/15/2047	2,594,000	2,251,086
Cigna Corp.
4.13%, 11/15/2025 (A)	3,636,000	3,709,686
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,698,392
CVS Health Corp.
2.13%, 06/01/2021	6,271,000	6,134,198
4.10%, 03/25/2025	2,224,000	2,264,312
5.05%, 03/25/2048	4,622,000	4,744,698
HCA Healthcare, Inc.
6.25%, 02/15/2021	1,980,000	2,064,150

		22,866,522

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	4,697,000	4,758,602

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates - 0.2%
General Electric Co.
6.88%, 01/10/2039, MTN	$ 5,796,000	$ 6,391,073

Insurance - 0.7%
Allstate Corp.
3.28%, 12/15/2026	4,566,000	4,530,200
Athene Global Funding
3.00%, 07/01/2022 (A)	4,653,000	4,558,402
CNA Financial Corp.
5.88%, 08/15/2020	4,347,000	4,510,448
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,690,000	1,792,516
Lincoln National Corp.
3.63%, 12/12/2026	4,597,000	4,487,409

		19,878,975

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	5,327,000	5,425,906

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	2,772,000	2,725,332

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	3,507,000	3,461,825

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,395,283

Media - 0.7%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,396,750
CSC Holdings LLC
10.13%, 01/15/2023 (A)	1,620,000	1,749,276
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (C)	3,715,000	3,775,369
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,480,626
4.45%, 01/15/2043	4,080,000	4,065,905

		20,467,926

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	5,075,000	4,791,513
4.75%, 04/10/2027 (A)	1,705,000	1,701,216
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,075,781

		7,568,510

Multi-Utilities - 0.5%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	543,424
4.88%, 03/01/2044	725,000	759,513
Dominion Energy, Inc.
2.58%, 07/01/2020	3,948,000	3,913,370
DTE Electric Co.
4.30%, 07/01/2044	6,720,000	6,861,680
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,550,000	1,515,757

		13,593,744

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	$ 8,446,000	$ 9,057,251
BP Capital Markets PLC
3.12%, 05/04/2026	9,549,000	9,292,991
Energy Transfer Operating, LP
4.90%, 02/01/2024	2,755,000	2,850,164
5.15%, 03/15/2045	1,238,000	1,124,936
5.95%, 10/01/2043	960,000	958,469
7.60%, 02/01/2024	3,005,000	3,387,272
Enterprise Products Operating LLC
4.25%, 02/15/2048	10,898,000	10,274,410
EOG Resources, Inc.
2.45%, 04/01/2020	3,127,000	3,109,354
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,929,074
3.04%, 03/01/2026	7,955,000	7,912,656
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	5,190,000	5,278,046
Nexen Energy ULC
5.88%, 03/10/2035	110,000	127,739
Petrobras Global Finance BV
6.25%, 03/17/2024	3,290,000	3,461,903
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,373,452
6.88%, 08/04/2026	4,835,000	4,794,144
Petronas Capital, Ltd.
5.25%, 08/12/2019 (A)	7,450,000	7,530,028
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,976,000	2,920,682
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,823,458
3.75%, 09/12/2046	2,122,000	2,048,161
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,028,463
4.63%, 03/01/2034	875,000	896,709
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,018,073
Williams Cos., Inc.
5.40%, 03/04/2044	814,000	834,009
7.88%, 09/01/2021	796,000	875,438

		94,906,882

Pharmaceuticals - 0.8%
AstraZeneca PLC
4.00%, 01/17/2029	1,620,000	1,637,517
Bayer US Finance II LLC
4.40%, 07/15/2044 (A)	3,634,000	3,150,146
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	4,548,000	4,479,524
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	4,106,000	3,817,270
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (A)	8,215,000	8,630,278

		21,714,735

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	269,261
3.75%, 04/01/2024	2,294,000	2,347,533
Hertz Corp.
5.50%, 10/15/2024 (A)	1,065,000	873,300

		3,490,094

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
2.88%, 05/11/2024	$ 7,326,000	$ 7,292,218
KLA-Tencor Corp.
4.13%, 11/01/2021	695,000	705,614
4.65%, 11/01/2024	3,250,000	3,357,278
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (A)	2,341,000	2,401,538
QUALCOMM, Inc.
3.25%, 05/20/2027	8,233,000	7,791,806

		21,548,454

Software - 0.2%
Microsoft Corp.
3.30%, 02/06/2027	5,579,000	5,654,188

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.40%, 05/03/2023	3,105,000	3,056,220
2.85%, 02/23/2023	4,725,000	4,739,778
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	3,518,000	3,679,695
Western Digital Corp.
4.75%, 02/15/2026	6,380,000	5,933,400

		17,409,093

Tobacco - 0.1%
Reynolds American, Inc.
8.13%, 06/23/2019	2,315,000	2,359,837
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,745,000	1,778,797

		4,138,634

Trading Companies & Distributors - 0.4%
International Lease Finance Corp.
8.25%, 12/15/2020	9,599,000	10,291,295

Wireless Telecommunication Services - 0.9%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	4,029,981
4.38%, 07/16/2042 (D)	2,600,000	2,586,802
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,312,957
3.72%, 07/15/2043 (A)	3,680,000	3,668,555
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,596,000
7.88%, 09/15/2023	1,290,000	1,370,625

		26,564,920

Total Corporate Debt Securities (Cost $976,219,298)		957,062,018

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (D)	1,440,000	1,454,400

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	820,538
4.50%, 01/28/2026	7,375,000	7,596,250

		8,416,788

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	$ 4,560,000	$ 4,728,218
5.38%, 10/17/2023 (A)	2,500,000	2,671,493

		7,399,711

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	6,720,000	6,404,160

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028 (D)	2,135,000	2,174,519

Peru - 0.0% (E)
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,249,370

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023	1,920,000	1,910,553

Qatar - 0.0% (E)
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	930,119

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (A)	4,475,000	4,349,700

Total Foreign Government Obligations (Cost $34,749,997)		34,289,320

MORTGAGE-BACKED SECURITIES - 10.8%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 2.82% (B), 08/25/2035	695,129	602,699
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,171,833	1,082,554
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.32%, 2.83% (B), 11/20/2035	663,802	617,105
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,904,456	3,968,362
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,136,459	892,577
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	7,050,000	7,158,911
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.66% (B), 03/20/2035	40,881	41,104
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,923,939
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	7,195,000	6,998,277
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,546,051
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,100,815
BCAP LLC Trust
Series 2011-R11, Class 23A1,
4.57% (B), 06/26/2035 (A)	185,070	186,576

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
4.69% (B), 11/25/2034	$ 46,112	$ 45,461
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	13,430,000	13,580,713
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	6,250,000	6,324,904
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
4.88% (B), 02/25/2034	42,343	42,469
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 3.09% (B), 04/25/2035	138,732	131,664
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	968,961	993,772
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,146,455
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	3,187,419	3,182,554
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,349,119	1,359,742
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	780,738	796,485
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	11,557,447	11,310,566
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	596,654
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	769,127	756,990
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	3,984,636
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,818,475
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,468,253
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,815,829
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	25,340,000	25,185,669
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	4,900,000	4,865,746
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	6,909,393
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	9,280,000	9,329,766
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.74% (B), 08/26/2036 (A)	423,358	423,834
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.66% (B), 12/27/2036 (A)	1,354,836	1,282,501
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.45% (B), 12/27/2035 (A)	3,651,170	3,624,953

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
4.06% (B), 12/19/2033	$ 18,538	$ 17,617
Series 2005-AR1, Class 3A,
4.36% (B), 03/18/2035	24,869	25,259
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,289,800
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	3,235,000	3,233,375
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,633,151
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 3.06% (B), 06/19/2034	338,990	325,453
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,412,910
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 3.19% (B), 10/25/2033	72,007	71,359
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.31% (B), 10/25/2034	22,184	21,670
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.81% (B), 08/25/2037	453,466	390,468
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,785,627	6,869,847
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,761,631
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.16% (B), 02/25/2034	40,912	40,772
Series 2006-A2, Class 5A1,
4.62% (B), 11/25/2033	32,966	33,966
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	231,059	168,207
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
4.24% (B), 11/25/2035 (A)	347,699	279,321
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 3.15% (B), 10/25/2028	20,702	20,419
Series 2004-A1, Class 2A1,
4.42% (B), 02/25/2034	129,418	129,409
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 2.78% (B), 04/25/2035	12,448	12,337
Series 2005-A4, Class 2A2,
4.10% (B), 07/25/2035	113,529	110,062
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	1,234,709	1,211,040
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,814,421
Series 2013-C11, Class B,
4.34% (B), 08/15/2046	1,035,000	1,060,057

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	$ 13,747,000	$ 13,445,932
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	19,933	19,928
Series 2012-R3, Class 1A,
3.66% (B), 11/26/2036 (A)	68,008	67,473
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	4,463,594	4,339,057
Series 2014-R4, Class 4A,
4.31% (B), 11/21/2035 (A)	644,400	648,577
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 08/15/2034 (A)	19,860,981	19,699,058
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	2,218,970	2,223,807
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	843,055	844,015
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	649,156	650,190
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,147,216	2,146,074
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	3,050,051	3,051,430
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,265,859	2,260,970
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	2,750,356	2,752,435
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	3,881,043	3,827,840
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	11,639,787	11,711,248
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,009,954	2,028,193
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	11,735,006	11,921,406
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	4,398,921	4,437,761
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	10,946,268
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,402,764
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 3.09% (B), 05/25/2035	1,539,893	1,527,205
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	4,035,028
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 2.66% (B), 02/25/2047	345,565	322,702
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 2.70% (B), 05/25/2047	656,742	622,469

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.27% (B), 01/26/2036 (A)	$ 207,008	$ 208,727
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.91% (B), 06/26/2037 (A)	325,768	323,141
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.23% (B), 07/25/2035	347,029	278,910
Series 2007-3, Class 3A1,
3.96% (B), 04/25/2047	939,805	717,313
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.20% (B), 01/19/2034	28,472	27,698
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	7,042,369
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 5.01% (B), 06/15/2029 (A)	3,245,000	3,247,974
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 3.09% (B), 07/25/2045	36,408	36,028
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 3.06% (B), 07/25/2047	366,651	78,021
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	2,986,993
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
4.83% (B), 12/25/2033	379,765	387,379

Total Mortgage-Backed Securities (Cost $309,870,952)		305,295,388

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	467,480
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	3,861,405
7.60%, 11/01/2040	4,320,000	6,457,493
7.70%, 11/01/2030	1,650,000	1,784,772
7.95%, 03/01/2036	5,350,000	5,631,570
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	325,471

		18,528,191

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	295,000	314,824

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 431,000	$ 623,243

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	462,963
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	442,496
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	386,150
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	656,218

		1,947,827

Total Municipal Government Obligations (Cost $22,346,215)		21,414,085

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.6%
Federal Home Loan Mortgage Corp.
3.01%, 07/25/2025	16,012,000	16,028,355
6-Month LIBOR + 1.36%, 3.86% (B), 05/01/2037	30,880	31,656
12-Month LIBOR + 1.90%, 3.89% (B), 02/01/2041	260,544	271,695
6-Month LIBOR + 1.57%, 4.07% (B), 02/01/2037	7,561	7,792
6-Month LIBOR + 1.57%, 4.11% (B), 04/01/2037	50,717	52,420
12-Month LIBOR + 1.66%, 4.29% (B), 01/01/2038	100,067	104,250
12-Month LIBOR + 1.73%, 4.48% (B), 09/01/2035	345,852	360,507
12-Month LIBOR + 1.79%, 4.54% (B), 09/01/2037	17,342	18,166
6-Month LIBOR + 2.12%, 4.64% (B), 05/01/2037	10,644	11,138
12-Month LIBOR + 1.75%, 4.73% (B), 12/01/2034	11,610	12,163
5.00%, 08/01/2035 - 12/01/2035	1,908,338	2,045,058
5.50%, 11/01/2038 - 06/01/2041	1,276,466	1,380,140
6.00%, 05/01/2031	338,483	372,862
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	26,331,929	26,093,380
3.06% (B), 08/25/2024	26,490,000	26,669,123
3.17%, 10/25/2024	2,140,000	2,167,651
3.49%, 01/25/2024	9,965,000	10,222,694
3.53% (B), 07/25/2023	8,335,000	8,556,879
Federal National Mortgage Association
2.50%, TBA (F)	18,510,000	18,216,258
3.00%, TBA (F)	175,868,000	173,876,945
6-Month LIBOR + 0.93%, 3.47% (B), 08/01/2037	4,489	4,542
3.50%, 07/01/2028 - 01/01/2029	2,836,354	2,898,586

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, TBA (F)	$ 112,196,000	$ 112,750,406
12-Month LIBOR + 1.82%, 3.84% (B), 03/01/2041	69,823	73,479
12-Month LIBOR + 1.75%, 3.87% (B), 03/01/2041	137,822	142,556
4.00%, 06/01/2042	1,021,326	1,054,346
4.00%, TBA (F)	66,914,000	68,492,752
6-Month LIBOR + 1.53%, 4.11% (B), 08/01/2034	4,606	4,728
6-Month LIBOR + 1.51%, 4.14% (B), 01/01/2035	12,106	12,488
12-Month LIBOR + 1.73%, 4.34% (B), 08/01/2035	35,010	36,718
4.50%, 02/01/2025 - 06/01/2026	1,406,023	1,446,164
5.00%, 04/01/2039 - 11/01/2039	13,366,524	14,367,701
5.00%, TBA (F)	14,816,000	15,585,854
5.50%, 04/01/2036 - 12/01/2041	6,335,147	6,897,831
6.00%, 02/01/2034 - 06/01/2041	13,092,209	14,369,205
6.50%, 06/01/2038 - 05/01/2040	1,987,025	2,262,280
Government National Mortgage Association, Interest Only STRIPS
0.78% (B), 02/16/2053	6,083,886	293,673

Total U.S. Government Agency Obligations (Cost $527,395,881)		527,192,441

U.S. GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury - 22.4%
U.S. Treasury Bonds
2.25%, 08/15/2046	18,357,000	15,743,996
2.50%, 02/15/2045 - 05/15/2046	46,751,200	42,428,475
2.75%, 08/15/2042 - 11/15/2047	45,668,400	43,623,896
2.88%, 08/15/2045	16,537,000	16,164,918
3.00%, 05/15/2042 - 08/15/2048	15,243,300	15,283,674
3.13%, 02/15/2042 - 05/15/2048	25,862,800	26,579,700
3.50%, 02/15/2039	7,016,100	7,709,214
3.63%, 02/15/2044	42,584,600	47,342,098
4.50%, 02/15/2036	29,826,200	36,920,408
4.75%, 02/15/2037	24,549,000	31,434,227
5.25%, 02/15/2029	32,681,100	40,105,837
U.S. Treasury Notes
1.00%, 11/30/2019	23,227,800	22,933,823
1.13%, 06/30/2021	15,202,000	14,739,408
1.50%, 08/15/2026	41,630,000	38,624,834
1.63%, 03/31/2019 - 05/15/2026	48,630,200	46,946,601
2.00%, 02/15/2025	4,970,900	4,831,093
2.25%, 11/15/2027	30,482,400	29,610,794
2.50%, 12/31/2020 - 08/15/2023	31,097,400	31,136,707
2.63%, 12/15/2021	1,878,000	1,888,124
2.88%, 09/30/2023 - 08/15/2028	73,678,800	75,150,150
3.13%, 11/15/2028	45,942,000	47,869,410

		637,067,387

U.S. Treasury Inflation-Protected Securities - 2.6%
U.S. Treasury Inflation-Indexed Bonds
1.75%, 01/15/2028	9,512,620	10,291,837
2.50%, 01/15/2029	21,925,901	25,466,306
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	36,744,660	36,639,768

		72,397,911

Total U.S. Government Obligations (Cost $708,097,747)		709,465,298

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.12% (B)	60,502	$ 1,569,422
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B) (G) (H)	6,000	618,000

		2,187,422

Capital Markets - 0.0% (E)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (B)	23,039	605,004

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	165,878

Total Preferred Stocks (Cost $3,059,635)		2,958,304

	Principal	Value
COMMERCIAL PAPER - 11.8%
Banks - 1.9%
Concord Minutemen Capital Co.
2.91% (I), 03/11/2019	$ 25,000,000	24,924,792
Macquarie Bank, Ltd.
2.77% (I), 02/14/2019	11,250,000	11,238,991
2.78% (I), 02/12/2019	13,750,000	13,738,572
Sumitomo Mitsui Banking Corp.
2.77% (I), 04/11/2019	5,000,000	4,974,029

		54,876,384

Capital Markets - 0.5%
Cedar Springs Capital Co. LLC
2.88% (I), 03/05/2019	10,000,000	9,974,933
Intercontinental Exchange
2.63% (I), 04/18/2019	3,000,000	2,983,660

		12,958,593

Diversified Financial Services - 9.2%
Atlantic Asset Securitization LLC
2.92% (I), 03/27/2019	28,000,000	27,879,880
Barton Capital Corp.
2.89% (I), 03/11/2019	29,000,000	28,913,371
CAFCO LLC
2.74% (I), 04/24/2019	11,000,000	10,932,851
Cancara Asset Securitisation LLC
2.91% (I), 03/18/2019	28,000,000	27,900,250
Fairway Finance Corp.
2.83% (I), 04/01/2019	28,500,000	28,370,618
Gotham Funding Corp.
2.66% (I), 02/04/2019	30,000,000	29,993,475
Le Fayette Asset Securitization LLC
2.84% (I), 04/08/2019	11,500,000	11,441,388
Liberty Funding LLC
2.87% (I), 03/19/2019	28,000,000	27,899,464
Sheffield Receivable
2.70% (I), 02/14/2019	25,000,000	24,976,076
Starbird Funding Corp.
2.70% (I), 02/12/2019	5,000,000	4,995,967
2.91% (I), 03/18/2019	11,000,000	10,960,813

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Victory Receivables
2.84% (I), 04/01/2019	$ 15,000,000	$ 14,931,658
Victory Receivables Corp.
2.80% (I), 02/20/2019	12,000,000	11,982,647

		261,178,458

Software - 0.2%
Manhattan Asset Funding
2.89% (I), 03/20/2019	5,000,000	4,981,526

Total Commercial Paper (Cost $333,994,961)		333,994,961

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.1%
U.S. Treasury Bill
2.42% (I), 04/04/2019	60,374,000	60,127,417

Total Short-Term U.S. Government Obligations (Cost $60,127,417)		60,127,417

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (I)	17,222,033	17,222,033

Total Other Investment Company (Cost $17,222,033)		17,222,033

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.45% (I), dated 01/31/2019, to be repurchased at $54,773,787 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $55,867,551.	$ 54,771,581	54,771,581

Total Repurchase Agreement (Cost $54,771,581)		54,771,581

Total Investments (Cost $3,305,240,199)		3,278,962,289
Net Other Assets (Liabilities) - (15.5)%		(440,827,708)

Net Assets - 100.0%		$ 2,838,134,581

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$255,169,443	$—	$255,169,443
Corporate Debt Securities	—	957,062,018	—	957,062,018
Foreign Government Obligations	—	34,289,320	—	34,289,320
Mortgage-Backed Securities	—	305,295,388	—	305,295,388
Municipal Government Obligations	—	21,414,085	—	21,414,085
U.S. Government Agency Obligations	—	527,192,441	—	527,192,441
U.S. Government Obligations	—	709,465,298	—	709,465,298
Preferred Stocks	2,340,304	618,000	—	2,958,304
Commercial Paper	—	333,994,961	—	333,994,961
Short-Term U.S. Government Obligations	—	60,127,417	—	60,127,417
Other Investment Company	17,222,033	—	—	17,222,033
Repurchase Agreement	—	54,771,581	—	54,771,581

Total Investments	$19,562,337	$3,259,399,952	$—	$3,278,962,289

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (H)	$—	$—	$—	$618,000

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $734,955,820, representing 25.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,860,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the value of the security is $618,000, representing less than 0.1% of the Fund’s net assets.
(H)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(I)	Rates disclosed reflect the yields at January 31, 2019.
(J)	The Fund recognizes transfers in and out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.6%
Alabama - 0.2%
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	$ 2,010,000	$ 2,336,505
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	77,013
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	380,000	405,053
Stevenson Utilities Board, Revenue Bonds,
AGC,
4.90%, 05/01/2031	375,000	377,951

		3,196,522

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds,
Series D,
5.00%, 12/01/2025	935,000	1,082,908
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	73,756

		1,156,664

Arizona - 1.7%
Arizona Board of Regents, Certificate of Participation,
Series A,
5.00%, 06/01/2019	150,000	151,548
Arizona Industrial Development Authority, Revenue Bonds
5.25%, 07/01/2022 (A)	1,400,000	1,385,804
Series A,
5.00%, 03/01/2037	830,000	930,662
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B) (C)	5,060,082	5,079,485
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	39,565
County of Pima Sewer System Revenue, Revenue Bonds,
Series A,
5.00%, 07/01/2019	25,000	25,347
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	155,060
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	255,498
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,250,000	1,285,500

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	$ 2,435,000	$ 2,334,337
3.88%, 07/01/2021 (A)	145,000	144,980
5.00%, 07/01/2036	1,440,000	1,501,618
Series A,
4.00%, 07/01/2022 (A)	2,300,000	2,261,199
5.00%, 07/01/2043	500,000	552,070
Series B,
4.00%, 07/01/2022 (A)	1,625,000	1,597,570
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	70,000	70,120
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	549,259
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,960,000	2,137,478
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	148,482
Maricopa County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2034	375,000	405,247
Maricopa County Pollution Control Corp., Revenue Bonds,
Series A,
7.25%, 02/01/2040	200,000	200,844
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,147
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (A)	1,575,000	1,617,619
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	600,000	721,674

		23,596,113

Arkansas - 1.0%
Arkansas Development Finance Authority, Revenue Bonds,
AMBAC,
Zero Coupon, 07/01/2026	105,000	86,458
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	13,045,000	13,233,411

		13,319,869

California - 8.6%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	198,371
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	3,115,000	3,260,704

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Alisal Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2033	$ 125,000	$ 73,473
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,562,354
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2032 - 10/01/2033	300,000	295,072
4.00%, 10/01/2027	185,000	208,904
Beaumont Public Improvement Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	9,645,000	11,129,951
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	355,000	383,471
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	125,000	144,954
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	771,360
Series A,
4.50%, 06/01/2028 (A)	200,000	203,360
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	350,000	366,086
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (D), 04/01/2028	75,000	74,370
Fixed until 12/01/2023, 2.63% (D), 11/01/2033	1,200,000	1,178,604
5.00%, 08/01/2034 - 08/01/2038	2,775,000	3,220,496
AGM,
5.00%, 10/01/2026	450,000	520,047
Series A,
3.00%, 11/01/2022 (A)	1,665,000	1,669,695
3.50%, 11/01/2027 (A)	2,630,000	2,642,598
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	860,356
Series B,
5.00%, 07/01/2030	445,000	502,454
Carson Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AMBAC,
4.75%, 01/01/2036	110,000	110,240
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	850,000	946,407
City of Irvine, Special Tax,
AGM,
5.00%, 09/01/2051	5,800,000	6,391,078
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	140,837
4.00%, 09/02/2021 - 09/02/2022	265,000	274,559

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	$ 75,000	$ 84,925
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	80,786
Series A, AGM,
4.00%, 09/01/2032	210,000	224,278
5.00%, 09/01/2029 - 09/01/2030	670,000	790,750
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	58,482
5.00%, 02/01/2029	480,000	565,978
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	273,598
5.00%, 09/01/2021 - 09/01/2024	1,770,000	2,014,850
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	500,000	536,973
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	810,000	878,235
Davis Joint Unified School District, Certificate of Participation,
BAM,
4.00%, 08/01/2024	95,000	104,835
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,390,000	5,254,980
3.25%, 12/01/2036	5,400,000	5,173,416
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	140,000	164,310
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,688,539
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,046
3.00%, 09/01/2021 - 09/01/2022	185,000	188,285
3.50%, 09/01/2023	75,000	77,580
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,213,153
Fresno Unified School District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2038	1,000,000	1,149,200
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	15,895,000	15,520,494
5.25%, 06/01/2047	3,580,000	3,522,469
Series A-2,
5.00%, 06/01/2047	14,000,000	13,226,080

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	$ 190,000	$ 220,423
Konocti Unified School District, General Obligation Unlimited
AGM,
5.00%, 08/01/2042 - 08/01/2048 (E)	1,790,000	1,979,799
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	485,899
5.00%, 09/01/2023	425,000	478,491
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,290,000	1,482,997
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	110,092
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,250,166
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	470,632
Rancho Cucamonga Public Finance Authority Lease Revenue, Revenue Bonds,
Series A,
5.00%, 05/01/2034 (E)	695,000	825,222
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,640,000	1,908,681
Riverside County Redevelopment Successor Agency, Tax Allocation,
Series B, AGM,
5.00%, 10/01/2030	1,010,000	1,195,093
Riverside Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
5.00%, 09/01/2020	115,000	121,351
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2027	600,000	698,134
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,450,000	1,019,408
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	74,016
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	494,212
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	284,659

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	$ 110,000	$ 111,464
State of California, General Obligation Unlimited,
4.00%, 08/01/2034	260,000	274,599
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,415,717
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	50,000	55,662
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	200,000	152,340
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	25,000	25,128
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	205,000	227,911
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,775,000	1,875,571
Whittier Union High School District, General Obligation Unlimited,
Zero Coupon, 08/01/2026	950,000	795,102

		119,004,812

Colorado - 2.6%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	409,464
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028	500,000	485,715
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	533,762
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	533,240
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037	1,500,000	1,489,050
Centerra Metropolitan District No. 1, Tax Allocation,
2.70%, 12/01/2019 (A) (B) (C)	268,000	267,952
City of Arvada, Certificate of Participation
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,145,111
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	585,000	615,756
5.00%, 06/15/2029 - 08/01/2036	1,965,000	2,203,038

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (continued)
Series A,
5.00%, 06/01/2036	$ 540,000	$ 589,000
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,950,000	2,112,454
5.00%, 06/01/2028 - 06/01/2030	2,500,000	2,816,807
Series A,
4.25%, 11/01/2024 05/11/2017	2,995,000	3,021,955
5.00%, 12/01/2033 - 01/01/2040	215,000	227,492
Series B,
3.13%, 05/15/2027	1,250,000	1,230,662
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,000,630
Colorado Housing & Finance Authority, Revenue Bonds
GNMA,
3.38%, 11/01/2033	1,775,000	1,782,295
3.60%, 11/01/2038	2,660,000	2,637,603
Series C, GNMA,
2.75%, 05/01/2028	495,000	501,207
2.80%, 11/01/2028	685,000	691,172
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2032	2,320,000	2,609,765
Meridian Metropolitan District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2042	15,000	16,877
North Park Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	1,000,000	1,028,530
Park Creek Metropolitan District, Revenue Bonds
NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,316,356
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,455,000	1,614,194
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,635,167
Silver Peaks Metropolitan District No. 2, General Obligation Limited
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,620,000	1,775,606

		36,290,860

Connecticut - 2.1%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,449,968
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	21,208
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	525,000	597,766
Series A, BAM,
4.00%, 12/01/2027	515,000	561,165
5.00%, 12/01/2022 - 12/01/2026	12,040,000	13,772,225
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	830,721

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of Hartford, General Obligation Unlimited (continued)
Series C, AGM,
5.00%, 07/15/2019 - 07/15/2023	$ 1,195,000	$ 1,330,237
Series C, BAM,
5.00%, 08/15/2021	320,000	342,752
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	2,120,000	2,367,691
Series B, BAM,
5.00%, 08/15/2025	40,000	46,672
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	375,236
3.90%, 06/15/2033	405,000	409,427
Series A-1,
3.10%, 05/15/2028	2,015,000	2,055,522
Series A-4,
1.40%, 11/15/2019	200,000	199,150
Series B-1,
2.40%, 11/15/2026	90,000	90,335
Series B3,
2.40%, 05/15/2026	55,000	55,446
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series B, AGC,
5.50%, 07/01/2032	250,000	250,480
Series J,
5.00%, 07/01/2034 - 07/01/2037	875,000	935,552
State of Connecticut, General Obligation Unlimited
Series A,
5.00%, 03/01/2029	250,000	273,863
Series B,
4.00%, 03/01/2029	25,000	25,942
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 08/01/2022	75,000	82,206
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	1,250,000	1,530,225
Town of Plymouth, General Obligation Unlimited,
4.00%, 07/15/2019	400,000	402,964
Town of Wilton, General Obligation Unlimited
3.13%, 03/01/2034	550,000	538,632
3.25%, 03/01/2035 - 03/01/2038	1,000,000	976,411
University of Connecticut, Revenue Bonds,
Series A,
5.00%, 11/15/2023	25,000	25,595

		29,547,391

Delaware - 0.0% (F)
Delaware State Economic Development Authority, Revenue Bonds,
5.38%, 10/01/2045	55,000	56,816

District of Columbia - 0.5%
District of Columbia, Revenue Bonds
Series A,
4.13%, 07/01/2027	1,000,000	1,002,370
5.00%, 07/01/2032	1,500,000	1,553,025
Series B,
3.88%, 07/01/2024	1,500,000	1,499,940

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Revenue Bonds (continued)
Series C,
4.00%, 12/01/2021	$ 25,000	$ 26,579
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	2,010,000	2,045,115
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	27,763
Metropolitan Washington Airports Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2020	25,000	26,364
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
5.00%, 10/01/2053	75,000	77,448

		6,258,604

Florida - 3.6%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	361,559
4.25%, 07/01/2021 (A)	435,000	439,350
Capital Trust Agency, Inc., Revenue Bonds
3.00%, 07/01/2019 (A)	180,000	180,279
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,896,559
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	100,000	99,062
2.75%, 09/01/2025 - 09/01/2026	475,000	478,590
City of Fernandina Beach Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2019	45,000	45,825
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2034	935,000	980,758
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,152,150
Series C,
5.00%, 10/01/2031	175,000	192,971
City of Miami Gardens, General Obligation Unlimited,
BAM-TCRS,
5.00%, 07/01/2031	2,180,000	2,459,934
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	93,986
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,105,000	4,862,595
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	8,970,000	10,184,462
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	324,220
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	61,183
City of Tampa, Revenue Bonds,
Series A,
5.00%, 11/15/2025	25,000	27,369

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	$ 440,000	$ 511,540
County of Miami-Dade, Revenue Bonds,
Series A,
5.00%, 04/01/2046	700,000	780,010
Escambia County School Board, Revenue Bonds,
4.00%, 09/01/2019	120,000	121,537
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	60,927
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,151,703
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	140,000	141,680
2.25%, 07/01/2023	120,000	121,513
2.30%, 01/01/2024	310,000	314,033
2.35%, 07/01/2024	495,000	501,544
2.45%, 01/01/2025	415,000	420,947
2.50%, 07/01/2025	485,000	491,611
2.65%, 01/01/2026	495,000	503,776
2.70%, 07/01/2026	245,000	247,960
2.75%, 01/01/2027	485,000	490,859
2.80%, 07/01/2027	485,000	490,500
2.85%, 01/01/2028	175,000	176,607
2.90%, 07/01/2028	390,000	392,469
3.75%, 07/01/2035	2,430,000	2,455,636
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	54,270
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	100,000	104,789
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	595,000	678,752
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,218,369
Series B,
5.00%, 10/01/2044	160,000	174,310
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	70,000	69,990
1.65%, 09/01/2019	75,000	74,987
3.15%, 09/01/2032	495,000	487,451
Peace River Manasota Regional Water Supply Authority, Revenue Bonds,
5.00%, 10/01/2019	100,000	102,156
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (D), 08/01/2047	1,000,000	985,750

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	$ 275,000	$ 296,093
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	301,194
3.25%, 05/01/2026	2,495,000	2,496,123
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	670,000	776,558
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	445,000	511,011

		49,547,507

Georgia - 0.5%
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,000,330
Cobb County Kennestone Hospital Authority, Revenue Bonds,
5.00%, 04/01/2019	150,000	150,819
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	654,693
3.25%, 12/01/2037	1,320,000	1,250,238
Series B,
3.40%, 12/01/2037	2,285,000	2,210,669
Series C,
2.85%, 06/01/2028 - 12/01/2028	825,000	829,503
Valdosta Housing Authority, Revenue Bonds,
XLCA,
4.50%, 08/01/2029	200,000	200,456

		6,296,708

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2019 - 07/01/2031	595,000	652,817
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	50,000	52,392
Series A, AGM,
5.00%, 10/01/2026	175,000	191,676

		896,885

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,397,220
Idaho Health Facilities Authority, Revenue Bonds
5.00%, 12/01/2045	55,000	60,250
Series D,
5.00%, 12/01/2032	400,000	431,304
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026 08/04/2016	370,000	378,329
4.63%, 07/01/2029 (A)	185,000	184,162

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds (continued)
Series A-1, Class I,
2.75%, 07/01/2031	$ 430,000	$ 412,013

		5,863,278

Illinois - 15.3%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	282,261
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,361,064
5.00%, 02/01/2029	1,345,000	1,521,679
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,707,489
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,524,572
Central Lake County Joint Action Water Agency, Revenue Bonds,
4.00%, 05/01/2019	60,000	60,328
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,614,016
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,281,928
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	441,935
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	160,670
Chicago O’Hare International Airport, Revenue Bonds,
Series B,
5.00%, 01/01/2021	150,000	158,991
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,489,804
Series A, BAM,
4.00%, 03/01/2022	945,000	992,949
City of Chicago, General Obligation Unlimited
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	145,000	145,545
5.00%, 01/01/2026	125,000	128,449
Series A, AMBAC,
5.00%, 01/01/2024	40,000	40,056
Series C,
5.00%, 01/01/2026 - 01/01/2034	2,955,000	3,154,475
Series D,
5.00%, 01/01/2020	90,000	90,224
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	760,725
5.00%, 01/01/2022 - 01/01/2024	700,000	758,680
BAM-TCRS,
3.00%, 01/01/2021	475,000	481,792
Series A, AGM,
5.25%, 01/01/2042	675,000	753,934

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	$ 125,000	$ 125,895
4.00%, 11/01/2023	500,000	531,030
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,763,145
AGM-CR,
5.00%, 11/01/2027	140,000	152,789
Series A-1,
5.00%, 11/01/2024	5,000,000	5,655,950
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,294,763
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,422,014
City of East Peoria, General Obligation Unlimited,
Series A, AGM,
4.20%, 01/01/2028	200,000	205,922
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	606,121
City of Kankakee, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/01/2027	675,000	713,401
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	130,000	135,279
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	165,336
Series B, AGM,
4.00%, 11/01/2023	40,000	42,995
City of Princeton, General Obligation Unlimited,
Series E,
2.50%, 12/01/2019	40,000	40,182
City of Rochelle Electric System Revenue, Revenue Bonds,
AGM,
3.00%, 05/01/2019	310,000	310,809
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	143,175
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2030 - 12/30/2036	4,340,000	4,903,034
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,099,248
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	78,421
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	862,939

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	$ 930,000	$ 947,642
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2019 - 12/01/2024	1,795,000	1,895,453
BAM-TCRS,
5.25%, 12/01/2027	1,825,000	2,043,781
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,634,806
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	449,578
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,025,648
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,400,000	1,223,255
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	330,961
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	254,078
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	76,367
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	102,100
Cook County Township High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	98,091
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	84,949
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	785,484
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,731,435
County of Cook, General Obligation Unlimited
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,652,655
Series D,
5.00%, 11/15/2019	25,000	25,589
County of Cook Sales Tax Revenue, Revenue Bonds,
4.00%, 11/15/2019	300,000	305,181

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	$ 2,185,000	$ 2,248,736
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited,
Series A,
2.50%, 12/30/2019	30,000	30,174
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,050,000	2,260,986
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	168,333
Illinois Development Finance Authority, Revenue Bonds,
AGM,
Zero Coupon, 01/01/2021	30,000	28,926
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	669,438
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,496,565
AGM,
4.00%, 12/01/2023	140,000	150,210
5.00%, 12/01/2036	1,900,000	2,126,651
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,681,638
Series A-1,
3.50%, 12/01/2027	2,250,000	2,251,102
Fixed until 01/15/2020, 5.00% (D), 11/01/2030	110,000	113,175
Series A-2,
Fixed until 02/12/2020, 5.00% (D), 11/01/2030	150,000	154,670
Series B,
5.00%, 11/01/2019	40,000	40,959
5.50%, 11/01/2020	80,000	82,210
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	177,890
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,512,641	1,419,296
Series A-1,
3.00%, 02/01/2022	340,000	350,424
Illinois State Toll Highway Authority, Revenue Bonds
Series B,
5.00%, 01/01/2037	140,000	155,631
Series D,
5.00%, 01/01/2024	45,000	51,326
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,400,000	1,274,308
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,599,539

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	$ 250,000	$ 273,703
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	284,931
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	145,665
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,200,000	1,267,212
5.00%, 02/01/2024 - 02/01/2025	5,200,000	5,973,120
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	109,038
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	210,000	217,781
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	112,152
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	108,561
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,545,950
Lake County Special Education District No. 825, Revenue Bonds,
Series B,
4.00%, 10/01/2019	150,000	152,088
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,158,482
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,249,014
3.50%, 12/01/2024	1,270,000	1,349,197
4.00%, 12/01/2025	1,360,000	1,501,318
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited
BAM,
4.50%, 12/01/2036 - 12/01/2041 (E)	1,625,000	1,680,259

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
Series B, BAM,
3.50%, 03/01/2029	$ 2,000,000	$ 2,033,960
Madison Bond Etc. Counties Community Unit School District No. 5, General Obligation Unlimited,
Series A, AGM,
4.00%, 02/01/2025	410,000	446,428
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	405,000	428,668
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	3,866,136
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	5,150,000	5,705,945
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	510,000	447,097
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2023	70,000	76,503
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	126,535
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,295,485
Metropolitan Pier & Exposition Authority, Revenue Bonds
NATL,
Zero Coupon, 06/15/2019	80,000	79,218
5.70% (G), 06/15/2023	165,000	184,818
Series A, NATL,
Zero Coupon, 06/15/2026	20,000	15,191
Series B,
5.00%, 12/15/2028	20,000	20,712
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited,
Series B,
5.00%, 12/01/2019	60,000	61,544
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2032	270,000	284,291
Series B, AGM,
3.30%, 12/01/2035	255,000	241,044
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	2,875,000	2,920,805
4.00%, 07/01/2025	565,000	609,703
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	127,023
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,073,888

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	$ 105,000	$ 118,172
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	628,965
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,175,706
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	625,000	670,508
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2019	205,000	206,927
5.25%, 06/01/2020 - 06/01/2021	185,000	193,728
5.38%, 06/01/2021	85,000	90,961
6.00%, 06/01/2028	75,000	82,175
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	77,071
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	177,704
4.00%, 12/01/2023	285,000	305,115
5.00%, 12/01/2024 - 12/01/2031	1,850,000	2,098,941
Saline County Community Unit School District No. 3, General Obligation Unlimited,
Series C, AGM,
2.00%, 12/01/2021	145,000	143,831
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	165,762
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	375,000	397,421
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	419,358
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	461,853
Southwestern Illinois Development Authority, Revenue Bonds
AGC,
3.80%, 02/01/2019	130,000	130,000
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,143,300
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	1,645,000	1,477,086

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	$ 4,040,000	$ 4,681,592
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	200,902
5.25%, 02/01/2028	250,000	250,298
5.50%, 07/01/2025	100,000	107,889
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,640,486
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	390,000	397,523
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	75,000	83,018
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,557,925
Upper Illinois River Valley Development Authority, Revenue Bonds,
4.13%, 12/01/2028	350,000	349,843
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	102,090
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	385,000	420,449
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	520,962
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,635,211
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,566,839
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	6,870,000	7,543,006
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	303,456
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	257,053
Village of Glenview, General Obligation Unlimited,
Series A,
3.00%, 12/01/2019	25,000	25,257
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	697,432
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	910,000	918,645
5.00%, 01/01/2022 - 01/01/2024	2,190,000	2,283,294

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	$ 125,000	$ 134,825
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	515,000	521,294
4.00%, 12/01/2022 - 12/01/2023	550,000	581,922
Village of Machesney Park, Revenue Bonds,
Series B, AGM,
4.38%, 12/01/2019	150,000	150,342
Village of Matteson, Revenue Bonds
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,760,000	4,230,601
Village of McCook, General Obligation Unlimited,
5.00%, 12/01/2026	40,000	40,069
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020	195,000	195,681
2.85%, 03/01/2024	200,000	200,468
3.00%, 03/01/2025	140,000	140,617
3.10%, 03/01/2026	276,000	277,568
3.30%, 03/01/2028	213,000	213,899
3.40%, 03/01/2029	770,000	770,524
3.45%, 03/01/2030	145,000	144,073
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	102,110
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	210,000	210,510
3.00%, 03/01/2019	340,000	340,330
Village of River Grove, General Obligation Unlimited,
AGC,
3.80%, 12/15/2019	160,000	161,640
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	111,606
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	78,793
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
3.00%, 03/01/2019	115,000	115,112
5.00%, 03/01/2033	305,000	337,748
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2019 - 06/01/2033	6,310,000	6,335,390
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,050,936
5.00%, 10/01/2024	3,330,000	3,709,220
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2020 - 04/01/2024	2,140,000	2,308,636

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
5.00%, 01/01/2020	$ 320,000	$ 327,424
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,757,413
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,240,829
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	641,505
Series B, AGM,
5.00%, 01/01/2026	515,000	601,190
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,195,000	9,286,820

		210,563,568

Indiana - 1.8%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	120,233
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	290,000	325,910
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,630,000	6,527,500
Series D,
Fixed until 06/01/2021, 2.05% (D), 04/01/2025	535,000	532,823
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
5.00%, 02/01/2026	700,000	808,703
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	148,064
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	986,170
4.00%, 02/01/2021	405,000	421,868
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,399,169
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,395,000	2,619,235
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (D), 11/01/2027	3,100,000	3,067,109
5.00%, 11/15/2034	1,725,000	1,948,732
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	225,000	221,351
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,507,061
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	58,089
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	809,362

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Jennings County School Building Corp., Revenue Bonds,
3.00%, 01/15/2020	$ 345,000	$ 346,828
Lake County Public Library District, General Obligation Unlimited,
4.00%, 08/01/2019	40,000	40,442
Town of Milford Sewer Revenue, Revenue Bonds,
3.63%, 07/01/2034	100,000	100,642
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,455,766

		25,445,057

Iowa - 0.0% (F)
City of Ames, General Obligation Unlimited,
Series A,
2.25%, 06/01/2028	120,000	118,800
Waukee Community School District, Revenue Bonds,
Series A,
3.00%, 06/01/2019	115,000	115,476

		234,276

Kansas - 0.4%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	81,939
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	317,559
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	92,632
Series C, BAM,
4.00%, 05/01/2022	90,000	95,621
Kansas Independent College Finance Authority, Revenue Bonds,
Series C,
6.30%, 05/01/2019	1,500,000	1,507,920
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	990,000	1,018,103
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	2,375,000	2,757,313
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	257,202

		6,128,289

Kentucky - 3.3%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	67,498
3.25%, 09/01/2028	545,000	566,718
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	770,666

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
County of Carroll, Revenue Bonds,
Series A,
Fixed until 09/01/2019, 1.05% (D), 09/01/2042	$ 2,750,000	$ 2,734,820
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	425,000	461,924
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	152,916
Kentucky Asset Liability Commission, Revenue Bonds,
NATL,
5.25%, 09/01/2019	150,000	152,988
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	180,000	188,006
AGM,
5.00%, 12/01/2045 - 12/01/2047	2,250,000	2,454,054
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (D), 09/01/2042	2,500,000	2,502,875
Series A, NATL,
5.00%, 09/01/2023	115,000	128,852
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,027,426
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	25,000	26,834
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	18,290,000	20,087,244
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	668,683
4.00%, 04/01/2030 - 04/01/2032	965,000	1,015,353
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	54,874
2.38%, 02/01/2025	240,000	241,807
2.50%, 02/01/2027	305,000	305,778
3.00%, 02/01/2028 - 02/01/2032	365,000	373,964
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	1,000,000	1,108,970
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,632,378

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	$ 820,000	$ 935,210
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,104,350

		45,764,188

Louisiana - 3.2%
City of New Orleans Water System Revenue, Revenue Bonds,
5.00%, 12/01/2044	375,000	397,290
City of Shreveport, Revenue Bonds
BAM,
5.00%, 03/01/2019 - 03/01/2025	1,695,000	1,898,858
Evangeline Parish Road & Drain Sales Tax District No. 1, Revenue Bonds,
AGM,
4.50%, 12/01/2024	50,000	55,284
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	265,000	264,406
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2032	25,000	29,146
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	14,045,000	16,602,513
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,565,827
AGM,
5.00%, 06/01/2021	65,000	69,606
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	8,740,000	9,788,144
Series A,
5.25%, 01/01/2041	100,000	102,662
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds
Series A,
5.00%, 07/01/2033 - 07/01/2048	10,015,000	11,282,774

		44,056,510

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	727,008
Maine Educational Loan Authority, Revenue Bonds,
Series A-3, Class A, AGC,
5.88%, 12/01/2039	235,000	237,413
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	414,649
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	35,000	39,236

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine (continued)
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	$ 410,000	$ 409,992
2.90%, 11/15/2029	880,000	881,804
Series C,
2.15%, 11/15/2026	265,000	260,320
2.35%, 11/15/2027	295,000	290,607
2.50%, 11/15/2028	550,000	541,987
2.75%, 11/15/2031	2,220,000	2,120,322
Series D-1,
2.50%, 11/15/2026	510,000	512,509
2.65%, 11/15/2027	755,000	758,692
2.80%, 11/15/2028	570,000	573,562
2.95%, 11/15/2029	350,000	352,905

		8,121,006

Maryland - 0.2%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	56,454
City of Baltimore, Tax Allocation,
5.00%, 06/15/2019	200,000	202,386
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	241,940
5.00%, 11/01/2023	345,000	370,375
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	584,380
Series C,
3.00%, 11/01/2025	1,500,000	1,455,255
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	37,756
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	85,000	88,235

		3,036,781

Massachusetts - 1.2%
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	50,461
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	321,662
4.38%, 10/01/2029	300,000	305,085
Massachusetts Development Finance Agency, Revenue Bonds
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,248,013
Series K,
4.00%, 07/01/2038	6,495,000	6,578,396
Series S-2,
Fixed until 01/30/2025, 5.00% (D), 07/01/2038	75,000	86,906
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	1,015,000	1,027,870
Series 183,
2.80%, 06/01/2031	1,575,000	1,519,009
Series 187, FNMA,
2.65%, 12/01/2027	740,000	743,633
2.80%, 06/01/2028 - 12/01/2028	2,915,000	2,900,529

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue Bonds (continued)
Series C,
2.40%, 12/01/2025	$ 210,000	$ 214,118
2.55%, 06/01/2026	280,000	286,591
2.60%, 12/01/2026	150,000	153,312
2.70%, 06/01/2027	150,000	153,623
2.85%, 06/01/2028	160,000	161,792
2.90%, 12/01/2028	125,000	126,045

		15,877,045

Michigan - 3.5%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	118,720
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,379,218
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	91,475
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	150,176
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,775,000	3,017,008
Downtown Development Authority, Tax Allocation,
5.00%, 07/01/2048	10,000,000	10,661,900
East Lansing Economic Development Corp., Revenue Bonds
Series B,
2.95%, 07/01/2020	50,000	49,489
3.25%, 07/01/2021	150,000	147,775
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	697,007
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	89,295
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	1,630,000	1,601,035
Grand Rapids Public Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2030	730,000	845,457
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020	450,000	445,401
3.25%, 07/01/2021	605,000	596,028
Michigan Finance Authority, Revenue Bonds,
5.25%, 10/01/2043	20,000	22,181
Michigan Municipal Bond Authority, Revenue Bonds,
5.00%, 10/01/2019	25,000	25,540
Michigan State Hospital Finance Authority, Revenue Bonds
Series A,
5.00%, 06/01/2019	110,000	111,118

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Hospital Finance Authority, Revenue Bonds (continued)
Series F,
Fixed until 04/01/2021, 1.90% (D), 11/15/2047	$ 1,320,000	$ 1,313,611
Fixed until 03/15/2023, 2.40% (D), 11/15/2047	840,000	844,259
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,935,000	3,887,308
Series D,
3.65%, 10/01/2032	2,700,000	2,717,550
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030 - 05/01/2031	825,000	895,704
Series A,
4.00%, 05/01/2025	130,000	143,667
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,213,425
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	430,309
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	52,366
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	773,824
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,210,000	8,270,084
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	288,085
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	6,975,596

		48,854,611

Minnesota - 1.4%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	976,570
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	241,768
4.40%, 07/01/2025	165,000	169,163
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,231,325
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	166,173
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,255,000	2,264,842
4.00%, 02/01/2030	750,000	770,107
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,724,268
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029	705,000	721,490

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	$ 100,000	$ 100,885
5.00%, 11/15/2025 - 12/01/2030	850,000	965,862
Series B,
4.25%, 04/01/2025 06/19/2015	200,000	201,312
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	105,677
Series B,
3.20%, 07/01/2025	110,000	110,993
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	120,000	122,910
2.95%, 07/01/2025	80,000	82,142
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,715,000	3,684,648
Series F,
2.90%, 01/01/2026	260,000	268,302
2.95%, 07/01/2026	790,000	813,281
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	641,500

		19,363,218

Mississippi - 0.6%
Mississippi Development Bank, Revenue Bonds
AGM,
6.88%, 12/01/2040	90,000	106,574
Series A,
5.00%, 03/01/2022	650,000	668,727
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	698,405
2.35%, 06/01/2025	320,000	323,571
2.45%, 12/01/2025	520,000	528,518
2.70%, 12/01/2026	475,000	488,870
2.75%, 06/01/2027	150,000	154,155
2.80%, 12/01/2027	75,000	77,181
2.85%, 06/01/2028	170,000	174,323
2.95%, 12/01/2028	535,000	548,552
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	330,000	330,908
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,230,000	3,591,693

		7,691,477

Missouri - 0.9%
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,134,405
4.00%, 11/01/2022	350,000	358,046
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	101,693
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	555,000	558,291
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	30,000	29,977

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri Housing Development Commission, Revenue Bonds (continued)
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	$ 5,000	$ 4,907
2.55%, 11/01/2029	480,000	482,659
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	750,000	838,065
Missouri State Board of Public Buildings, Revenue Bonds,
Series A,
2.25%, 04/01/2029	720,000	698,249
Missouri State Health & Educational Facilities Authority, Revenue Bonds
5.00%, 02/01/2029 - 02/01/2042 (E)	2,895,000	3,160,671
St. Louis County Industrial Development Authority, Special Assessment,
2.38%, 03/01/2020 (A)	300,000	298,404
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,160,000	4,776,318

		12,441,685

Montana - 0.3%
Missoula High School District No. 1, General Obligation Unlimited,
4.00%, 07/01/2034	445,000	478,188
Montana Board of Housing, Revenue Bonds,
Series A,
3.75%, 12/01/2038	345,000	346,535
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	682,911
Series C,
3.00%, 06/01/2022	300,000	309,111
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,669,525

		3,486,270

Nebraska - 0.8%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	880,000	1,025,878
City of La Vista, Revenue Bonds
3.00%, 07/15/2034	610,000	587,985
3.25%, 07/15/2042	2,250,000	2,045,970
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	1,992,403
Omaha Public Power District, Revenue Bonds
Series A,
5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,561,004
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2027 - 12/15/2029	425,000	447,706
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	102,415

		10,763,361

Nevada - 0.5%
City of Carson City, Revenue Bonds,
5.00%, 09/01/2034	675,000	741,035

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada (continued)
City of Las Vegas, Revenue Bonds,
2.75%, 06/15/2021 (A)	$ 400,000	$ 394,936
County of Clark, Revenue Bonds,
5.00%, 07/01/2024	25,000	25,345
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (D), 03/01/2036	1,200,000	1,230,600
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	365,000	356,466
2.25%, 09/01/2024	565,000	556,237
2.38%, 03/01/2021 - 03/01/2022	1,315,000	1,319,398
2.50%, 03/01/2023 - 09/01/2025	1,460,000	1,459,422
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment,
4.00%, 06/01/2020	180,000	182,479
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	55,146

		6,321,064

New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	925,000	910,218

New Jersey - 9.0%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	290,473
Series A,
5.00%, 01/15/2029	310,000	357,390
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	1,000,000	1,111,380
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	80,321
City of Newark, General Obligation Unlimited,
Series A,
5.00%, 10/01/2020	55,000	57,027
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	535,000	580,561
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	250,000	285,340
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,855,000	6,466,890
Cumberland County Improvement Authority, Revenue Bonds
BAM,
5.00%, 12/15/2023 - 12/15/2024	945,000	1,082,234
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	535,000	310,300

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	$ 4,920,000	$ 5,952,708
Series C, AGM,
5.13%, 11/01/2019	105,000	107,471
5.25%, 11/01/2021	45,000	48,794
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030 - 02/01/2031	560,000	600,288
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,676,815
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	125,000	130,459
Matawan-Aberdeen Regional School District, General Obligation Unlimited,
5.00%, 09/15/2019	25,000	25,511
New Brunswick Parking Authority, Revenue Bonds,
Series A, BAM,
5.00%, 09/01/2023	125,000	141,256
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,467
Series A, BAM,
5.00%, 06/15/2028	465,000	533,299
New Jersey Economic Development Authority, Revenue Bonds
Series A,
3.50%, 09/01/2022 (A)	120,000	118,529
4.25%, 09/01/2027 (A)	200,000	196,470
5.00%, 06/15/2022 - 06/15/2025	9,100,000	10,040,207
5.00%, 09/01/2037 (A)	750,000	735,742
5.38%, 09/01/2033 (A)	250,000	257,437
5.63%, 09/01/2038 (A)	335,000	344,092
Series A, BAM,
3.13%, 07/01/2031	2,400,000	2,321,760
5.00%, 06/15/2021 - 07/01/2028	12,930,000	14,440,897
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,900,000	18,363,523
Series B,
4.25%, 09/01/2022 (A)	180,000	178,146
Series C,
4.00%, 06/15/2025	1,825,000	1,939,756
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,177,479
Series DDD,
5.00%, 06/15/2024	2,000,000	2,218,720
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	7,535,000	8,656,859
Series K, AMBAC,
5.50%, 12/15/2019	100,000	102,998
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,244,690
Series UU, AGM-CR,
5.00%, 06/15/2025	1,155,000	1,298,451
New Jersey Educational Facilities Authority, Revenue Bonds
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,847,462
Series E, BAM,
5.00%, 07/01/2023	155,000	173,760
Series F, AGC,
4.00%, 07/01/2020	685,000	705,372
Series H, AGM,
5.00%, 07/01/2026	760,000	880,072

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	$ 50,000	$ 55,196
5.50%, 07/01/2029	100,000	101,542
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2046	1,105,000	1,240,857
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,200,000	2,229,348
2.85%, 11/01/2025	1,830,000	1,870,608
Series B,
2.00%, 05/01/2021	3,825,000	3,824,120
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,267,186
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,030,000	3,381,662
Series A-1,
5.00%, 06/15/2023	150,000	165,538
Series B, AMBAC,
5.25%, 12/15/2023	30,000	33,814
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	17,495
Newark Housing Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2030	200,000	209,860
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	250,000	256,820
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	25,331
South Jersey Transportation Authority LLC, Revenue Bonds,
Series A, NATL,
4.50%, 11/01/2035	75,000	75,171
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	535,000	592,593
Township of Dennis, General Obligation Unlimited,
2.00%, 10/01/2019	100,000	100,162
Township of Lakewood, General Obligation Unlimited,
BAM,
4.00%, 11/01/2019	45,000	45,712
Township of Little Falls, General Obligation Unlimited,
4.00%, 08/01/2019	90,000	90,991
Trenton Parking Authority, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,960,000	2,113,546

		123,823,958

New Mexico - 0.4%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (D), 06/01/2040	1,450,000	1,410,110

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
City of Farmington, Revenue Bonds (continued)
Series A,
Fixed until 04/01/2020, 1.88% (D), 04/01/2029	$ 1,900,000	$ 1,883,508
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	15,000	14,884
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,025,000	1,028,700
3.70%, 07/01/2038	1,065,000	1,057,673

		5,394,875

New York - 4.5%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,450,000	2,556,795
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	446,708
Series A,
3.88%, 08/01/2027	2,545,000	2,553,220
5.00%, 08/01/2037	1,320,000	1,375,612
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	104,995
City of Niagara Falls, General Obligation Limited
BAM,
5.00%, 05/15/2024 - 05/15/2028	155,000	178,115
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	3,105,000	3,231,063
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	11,385,000	12,506,940
5.00%, 10/15/2023	235,000	265,663
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	605,000	670,241
Hudson City School District, General Obligation Unlimited
AGM,
3.25%, 06/15/2028 - 06/15/2035	1,450,000	1,468,486
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	361,998
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	621,705
2.50%, 08/01/2028	1,145,000	1,149,672
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	55,608
Series D,
5.00%, 11/15/2030	2,500,000	2,719,325
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,115,180
New York City Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	941,754
2.30%, 11/01/2026	925,000	915,898

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York City Housing Development Corp., Revenue Bonds (continued)
2.40%, 05/01/2027	$ 850,000	$ 834,963
2.45%, 11/01/2027	190,000	186,029
2.55%, 05/01/2028	370,000	367,576
Series C1A,
2.25%, 11/01/2025	75,000	74,487
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (D), 11/01/2045	4,950,000	4,989,303
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
4.50%, 03/01/2039	215,000	215,183
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/15/2019	150,000	150,110
Series A,
5.00%, 12/15/2029 - 08/01/2035	4,045,000	4,532,894
New York State Housing Finance Agency, Revenue Bonds
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	684,991
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	2,750,000	2,727,175
1.65%, 11/01/2021	4,970,000	4,918,511
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2051	485,000	529,285
Niagara Frontier Transportation Authority, Revenue Bonds
Series A1, AGM,
5.02% (D), 04/01/2024	25,000	25,000
Series C, AGM,
4.50% (D), 04/01/2024	75,000	75,000
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	146,227
North East Joint Fire District, General Obligation Limited,
Series A, BAM,
3.50%, 12/15/2019	60,000	61,010
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	2,160,000	2,466,936
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	112,135
Series 197,
1.90%, 04/01/2025	925,000	909,090
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	2,165,000	2,335,667
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	156,013
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	675,000	770,971
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	115,000	115,664
3.00%, 06/15/2030 - 06/15/2031	285,000	287,986

		61,911,184

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina - 0.6%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	$ 25,000	$ 27,251
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	65,000	64,890
Series 38-B,
2.38%, 01/01/2025	2,050,000	2,082,288
2.45%, 07/01/2025	1,205,000	1,228,702
2.65%, 01/01/2026	1,055,000	1,083,896
2.80%, 01/01/2027	80,000	82,117
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,850,000	4,355,451

		8,924,595

North Dakota - 0.9%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,056,187
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	934,059
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	26,016
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	3,847,460
4.00%, 07/01/2026 - 07/01/2033	4,385,000	4,652,949
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	56,659
Series C,
2.55%, 01/01/2028	775,000	764,631
Series D,
2.80%, 01/01/2025	810,000	844,093
2.85%, 07/01/2025	745,000	777,422

		12,959,476

Ohio - 2.6%
American Municipal Power, Inc., Revenue Bonds,
Series C,
5.25%, 02/15/2019	45,000	45,049
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2027 - 12/01/2037	1,850,000	2,055,773
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,465,000	1,370,581
5.38%, 06/01/2024	365,000	344,691
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	2,225,000	2,227,158

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds,
BAM,
5.00%, 12/01/2023	$ 230,000	$ 261,579
Cleveland Heights & University Heights City School District, General Obligation Unlimited
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,202,815
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2019 - 11/15/2023	710,000	723,412
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,899,793
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	77,399
County of Cuyahoga, Revenue Bonds,
4.00%, 02/15/2029	2,100,000	2,134,629
County of Lucas, Revenue Bonds,
5.00%, 11/15/2023	810,000	861,791
County of Montgomery, Revenue Bonds,
Series A,
5.00%, 05/01/2032	40,000	40,449
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	2,205,000	2,165,839
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	468,156
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025	730,000	739,570
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	284,250
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	2,000,000	2,203,900
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	6,690,000	6,776,100
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.75%, 11/15/2035	25,000	26,030
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,250,000	2,191,230
3.40%, 09/01/2037	4,355,000	4,220,430
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,445,000	1,504,520
State of Ohio, Revenue Bonds,
Series C,
3.25%, 01/15/2023	100,000	100,093
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,150,000	1,201,621

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Summit County Development Finance Authority, Revenue Bonds (continued)
Series C,
4.00%, 11/15/2024 - 11/15/2025	$ 155,000	$ 167,411
Willoughby-Eastlake City School District, Certificate of Participation
BAM,
4.00%, 03/01/2025 - 03/01/2029	235,000	254,656

		35,548,925

Oklahoma - 0.6%
Caddo County Governmental Building Authority, Revenue Bonds,
5.00%, 09/01/2027	435,000	489,484
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	50,506
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,541,561
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	355,000	341,768
4.00%, 12/01/2023 - 09/01/2029	950,000	1,034,099
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,361,384
Grand River Dam Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2024	385,000	422,884
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	136,528
3.38%, 12/01/2024	135,000	137,410
Oklahoma Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2020	25,000	26,072
Oklahoma Water Resources Board, Revenue Bonds,
Series B,
4.75%, 04/01/2039	55,000	57,999

		8,599,695

Oregon - 0.4%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	305,000	351,585
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	820,000	776,688
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	473,048
5.50%, 06/15/2035 (A)	750,000	757,560
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	75,992
Series B,
5.00%, 07/01/2019	45,000	45,590
Series D,
2.30%, 01/01/2026	1,165,000	1,142,294
2.45%, 01/01/2027	1,240,000	1,217,172

		4,839,929

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania - 4.7%
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	$ 345,000	$ 362,250
5.00%, 12/01/2024	30,000	35,051
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,395,000	5,741,791
Allentown City School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 03/15/2019	75,000	75,162
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	355,000	398,977
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	89,016
Bucks County Industrial Development Authority, Revenue Bonds
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,105,820
Central Bradford Progress Authority, Revenue Bonds,
5.25%, 12/01/2019	95,000	97,677
Centre County Hospital Authority, Revenue Bonds,
3.00%, 11/15/2019	300,000	302,541
Chambersburg Area School District, General Obligation Limited,
Series A,
3.25%, 03/01/2029	1,085,000	1,085,401
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	10,000	11,183
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	101,554
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds,
Series C, AGM,
5.00%, 08/01/2020	110,000	115,258
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	725,000	777,896
Columbia Borough School District, General Obligation Limited,
BAM,
2.80%, 02/15/2021	530,000	530,297
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,376,934
Commonwealth of Pennsylvania, General Obligation Unlimited
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	20,430,000	22,063,824

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Council Rock School District, General Obligation Limited,
Series D,
2.25%, 11/15/2023	$ 320,000	$ 320,326
County of Bedford, General Obligation Unlimited,
Series A, BAM,
3.00%, 09/01/2019	100,000	100,545
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	1,992,858
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2026	365,000	398,261
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	266,582
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	845,103
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	11,456
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	280,000	315,350
Series A, BAM,
5.00%, 11/15/2025	160,000	182,338
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	230,000	249,313
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/15/2020	50,000	51,888
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	920,000	915,786
Series 121,
2.20%, 04/01/2026	1,955,000	1,920,533
2.25%, 10/01/2026	1,275,000	1,252,012
2.35%, 04/01/2027	3,505,000	3,433,288
Series 124B,
2.30%, 04/01/2026	1,415,000	1,420,561
2.40%, 10/01/2026	745,000	751,236
2.45%, 04/01/2027	1,600,000	1,604,432
2.55%, 10/01/2027	1,450,000	1,452,987
2.65%, 04/01/2028	1,700,000	1,704,658
2.75%, 10/01/2028	1,580,000	1,568,024
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, 12/01/2037	15,000	16,014
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,275,000	1,432,729
Perkasie Regional Authority, Revenue Bonds,
BAM,
2.75%, 02/01/2025	50,000	50,327
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	434,208

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Philadelphia Gas Works Co., Revenue Bonds (continued)
5.00%, 08/01/2024	$ 200,000	$ 228,486
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,430,411
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	50,000	50,093
State Public School Building Authority, Revenue Bonds
5.00%, 03/01/2019 - 09/15/2022	220,000	235,821
5.25%, 03/01/2020	115,000	119,203
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	283,142
BAM-TCRS,
5.00%, 10/01/2019	210,000	214,318
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,040,433
Sto Rox School District, General Obligation Limited,
BAM,
3.13%, 12/15/2027	555,000	560,422

		65,123,776

Puerto Rico - 3.6%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,396
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	130,000	132,914
AGM,
5.13%, 07/01/2030	10,000	10,299
5.25%, 07/01/2020	60,000	61,821
5.50%, 07/01/2019	590,000	596,325
AGM-CR,
4.50%, 07/01/2023	100,000	100,244
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2034	555,000	568,242
5.25%, 07/01/2020	275,000	279,939
5.50%, 07/01/2029	140,000	156,500
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	180,910
Series A, AGM,
4.00%, 07/01/2022	470,000	479,447
5.00%, 07/01/2035	1,645,000	1,705,355
5.25%, 07/01/2024	285,000	301,521
6.00%, 07/01/2034	440,000	472,824
Series A-4, AGM,
5.00%, 07/01/2031	115,000	117,556
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	729,808
Series C, AGM,
5.75%, 07/01/2037	305,000	314,684
Series D, AGM,
4.13%, 07/01/2020	80,000	80,046
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds,
Series A, AGC,
5.13%, 07/01/2047	470,000	475,612
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,764,894
5.00%, 07/01/2027	535,000	552,077

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	$ 620,000	$ 619,975
5.00%, 07/01/2023	40,000	41,027
Series RR, AGC,
5.00%, 07/01/2028	345,000	355,712
Series RR, AGM,
5.00%, 07/01/2020	1,055,000	1,069,264
Series SS, AGC,
4.38%, 07/01/2030	135,000	134,996
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	2,285,000	2,343,886
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,293
Series TT, AGM-CR,
4.20%, 07/01/2019	145,000	145,280
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,004
5.00%, 07/01/2026	650,000	671,885
Series UU, AGM,
4.00%, 07/01/2023	115,000	115,210
5.00%, 07/01/2020 - 07/01/2024	1,185,000	1,217,642
Series V, AGM,
5.25%, 07/01/2027	80,000	87,855
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	30,000	30,932
Series A, AGC-ICC,
4.75%, 07/01/2038	170,000	170,015
Series A, AGM-CR,
4.75%, 07/01/2038	285,000	285,026
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	541,545
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	179,729
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,535,000	3,631,722
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	196,579
Series L, AGC,
5.25%, 07/01/2019	100,000	100,971
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,192,570
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	282,683
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	385,000	420,863
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	104,556
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,517
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,057
5.00%, 08/01/2019 - 08/01/2030	2,645,000	2,709,781
5.25%, 08/01/2020	105,000	106,975
Series C, AGC,
5.25%, 08/01/2020	110,000	113,535
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	275,000	282,884

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds (continued)
Series I, AGC-ICC,
5.00%, 07/01/2036	$ 495,000	$ 504,410
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	128,265
Series N, AGC-ICC,
5.00%, 07/01/2032	200,000	205,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, AGM,
5.00%, 08/01/2040	640,000	644,589
Series C, AGM,
5.13%, 08/01/2042	21,570,000	21,854,724

		49,889,541

Rhode Island - 1.7%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,560,000	16,797,993
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	580,000	661,200
Series A, AGM-CR,
5.00%, 04/01/2027	1,250,000	1,420,425
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,737,578
AGM,
4.00%, 05/15/2024	650,000	706,998
Series C,
5.00%, 09/15/2027	180,000	211,700
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	130,000	149,213
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,170,000	1,277,535
Town of West Warwick, General Obligation Unlimited,
Series A, BAM,
5.00%, 10/01/2019	165,000	168,010

		24,130,652

South Carolina - 0.4%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	595,000	650,513
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	800,000	920,951
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	3,050,000	3,196,003
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	125,000	131,891

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	$ 80,000	$ 80,266
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,144

		5,179,768

South Dakota - 0.8%
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	130,000	121,302
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	669,648
2.30%, 05/01/2025	325,000	328,588
2.45%, 11/01/2025	290,000	295,612
2.55%, 05/01/2026	1,860,000	1,904,584
2.65%, 11/01/2026	330,000	339,798
2.75%, 05/01/2027	970,000	1,002,165
2.80%, 11/01/2027	1,330,000	1,369,248
2.85%, 05/01/2028	1,210,000	1,242,198
2.95%, 11/01/2028	440,000	450,415
Series C,
2.00%, 05/01/2023	20,000	19,951
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	862,382
2.65%, 11/01/2027	1,285,000	1,285,861
2.70%, 05/01/2028	390,000	390,261
2.75%, 11/01/2028	1,425,000	1,426,938

		11,708,951

Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	675,000	759,375
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	225,000	247,027
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	3,000,000	3,216,480
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	116,597
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	266,422
2.75%, 01/01/2025	40,000	41,686
2.80%, 07/01/2025	280,000	291,348
2.95%, 01/01/2026	45,000	47,093
3.00%, 01/01/2031	450,000	442,012
Series 1C,
2.35%, 07/01/2021	1,075,000	1,081,772
Series 2B,
2.30%, 01/01/2022	285,000	286,357
2.55%, 01/01/2028	390,000	384,782
2.70%, 07/01/2024	195,000	197,553
Series B2,
2.05%, 01/01/2024	890,000	892,483
2.15%, 07/01/2024	265,000	266,889
2.25%, 01/01/2025	1,000,000	1,010,510
2.40%, 07/01/2025	2,000,000	2,036,980
2.55%, 01/01/2026	120,000	123,143

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds (continued)
2.60%, 07/01/2026	$ 800,000	$ 822,864
2.80%, 07/01/2027	2,270,000	2,345,319
2.85%, 01/01/2028	3,205,000	3,311,118
2.95%, 07/01/2028	2,655,000	2,753,527
3.00%, 01/01/2029	2,750,000	2,762,705
3.05%, 07/01/2029	3,100,000	3,110,168
3.15%, 01/01/2030	2,820,000	2,834,805
Tennessee State School Bond Authority, Revenue Bonds,
Series C,
5.00%, 05/01/2019	10,000	10,081

		29,659,096

Texas - 4.4%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
3.80%, 08/15/2026	350,000	345,037
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	650,000	697,438
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2019 - 12/01/2022	4,560,000	4,750,019
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	470,000	539,081
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	585,000	599,578
Central Texas Turnpike System, Revenue Bonds,
AGM-CR,
5.00%, 08/15/2041	125,000	135,145
City of Arlington, Special Tax,
Series C, BAM,
5.00%, 02/15/2045	95,000	99,384
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	35,034
City of College Station, General Obligation Limited,
5.00%, 02/15/2019	100,000	100,106
City of Corpus Christi Utility System Revenue, Revenue Bonds,
5.00%, 07/15/2019	60,000	60,859
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	15,000	15,258
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	99,242
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	28,025
City of Westworth Village, General Obligation Limited,
BAM,
3.00%, 08/15/2019	35,000	35,249
Clifton Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2034	775,000	883,260

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Colorado River Municipal Water District, Revenue Bonds
5.00%, 01/01/2022 - 01/01/2023	$ 1,360,000	$ 1,514,811
County of Bexar, General Obligation Limited,
Series A,
5.00%, 06/15/2023	135,000	136,660
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	50,000	54,596
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2019 - 04/01/2024 (A)	6,835,000	7,174,599
Dallas/Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	40,000	44,105
Del Mar College District, General Obligation Limited,
3.50%, 08/15/2019	100,000	100,920
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2030	490,000	470,645
3.00%, 09/01/2033 - 09/01/2034	240,000	228,422
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2026	445,000	475,758
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	401,112
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited,
AGM,
4.70%, 09/01/2035	50,000	51,427
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited,
BAM,
3.00%, 09/01/2019	60,000	60,358
Fort Bend County Municipal Utility District No. 30, General Obligation Unlimited
BAM,
4.00%, 09/01/2035 - 09/01/2036	350,000	360,640
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	26,854
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	750,937
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A,
4.38%, 11/15/2021	20,000	20,428
Harris County Municipal Utility District No. 399, General Obligation Unlimited
AGM,
4.00%, 09/01/2032 - 09/01/2034	805,000	827,414
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
MAC,
3.00%, 09/01/2021	100,000	102,318

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 419, General Obligation Unlimited,
AGM,
4.00%, 09/01/2031	$ 40,000	$ 41,456
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	490,000	564,382
Hunt Memorial Hospital District, General Obligation Limited,
5.00%, 02/15/2024	15,000	16,929
Kingsbridge Municipal Utility District, General Obligation Unlimited,
AGM,
3.50%, 03/01/2027	695,000	696,056
Laredo Independent School District, General Obligation Unlimited,
5.00%, 08/01/2019	75,000	76,177
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	15,000	15,583
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2020	35,000	36,406
Metropolitan Transit Authority of Harris County, Revenue Bonds,
Series A,
5.00%, 11/01/2020	40,000	40,998
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	575,000	555,248
3.13%, 09/01/2034	210,000	198,906
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	375,000	402,619
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	570,453
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,777,075
5.00%, 01/01/2022 - 01/01/2028	3,980,000	4,167,301
Series A, AGM,
4.00%, 04/01/2019	100,000	100,326
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,245,000	2,323,096
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,798,672
Series B,
3.00%, 07/01/2019	125,000	125,259
4.00%, 07/01/2021 - 07/01/2031	2,935,000	3,014,131
4.25%, 07/01/2036	885,000	897,337
Series B1, AGM,
5.00%, 07/01/2058	750,000	804,742
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	679,367
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	99,743
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (D), 08/01/2040	5,735,000	5,650,409

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	$ 95,000	$ 103,039
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	50,000	49,957
3.13%, 10/01/2030	385,000	374,867
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	451,108
Orange Grove Independent School District, General Obligation Unlimited,
4.00%, 08/15/2025	240,000	242,964
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	405,579
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series B, AGC,
4.50%, 09/01/2019	65,000	65,987
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	285,000	301,513
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	465,912
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	173,000	177,545
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	42,607
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021, 2.50% (D), 08/15/2036	9,290,000	8,821,319
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2024 - 12/01/2031	1,785,000	2,150,994
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	563,308
West Ranch Management District, General Obligation Unlimited,
MAC,
4.00%, 09/01/2032	280,000	293,244

		61,387,333

U. S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	200,000	214,830

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.5%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	$ 2,355,000	$ 2,266,122
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	1,043,623
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	943,063
4.25%, 04/15/2034	120,000	125,458
4.30%, 04/15/2025 (A)	600,000	601,290
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,010,000	1,151,716
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,198,214

		7,329,486

Vermont - 0.8%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2037	775,000	876,199
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,105,000	1,204,043
City of Burlington Waterworks System Revenue, Revenue Bonds
5.00%, 11/01/2034 - 11/01/2037	445,000	507,255
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,381,769
Vermont Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	350,000	359,405
2.90%, 05/01/2029	345,000	346,422
3.15%, 05/01/2033	2,060,000	2,013,568
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
3.00%, 07/01/2019	485,000	486,639
4.00%, 07/01/2020 - 07/01/2021	315,000	325,292
5.00%, 07/01/2022 - 07/01/2028	3,525,000	3,937,351

		11,437,943

Virginia - 0.3%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	990,000	1,010,611
Capital Region Airport Commission, Revenue Bonds
Series A,
5.00%, 07/01/2030 - 07/01/2033	310,000	352,699
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	429,216
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	370,000	368,368
Series E,
2.30%, 12/01/2026	55,000	55,235

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Virginia Housing Development Authority, Revenue Bonds (continued)
2.45%, 12/01/2027	$ 830,000	$ 829,983
2.60%, 12/01/2028	850,000	847,790

		3,893,902

Washington - 0.9%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	55,051
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	930,000	1,059,419
Public Utility District No. 1 of Cowlitz County, Revenue Bonds,
5.00%, 09/01/2019	155,000	157,858
Seattle Housing Authority, Revenue Bonds,
Series A,
3.40%, 12/01/2032	450,000	451,350
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	62,207
Series B,
5.00%, 10/01/2026	75,000	89,375
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	390,000	385,624
3.70%, 07/01/2023 (A)	200,000	199,030
5.00%, 07/01/2033 (A)	375,000	388,256
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	89,886
2.35%, 06/01/2026	225,000	223,346
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	786,638
2.30%, 12/01/2024	595,000	599,528
2.40%, 06/01/2025	810,000	819,023
2.45%, 12/01/2025	565,000	572,464
2.60%, 06/01/2026	845,000	861,985
2.65%, 12/01/2026	620,000	633,659
2.70%, 06/01/2027	785,000	801,469
2.75%, 12/01/2027	805,000	823,072
2.80%, 06/01/2028	925,000	945,720
2.85%, 12/01/2028	640,000	655,277
3.25%, 12/01/2032	1,500,000	1,481,820
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	646,883

		12,788,940

West Virginia - 0.3%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,090,285
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (D), 12/01/2042	1,000,000	993,200
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,500,000	1,529,580

		3,613,065

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 1.2%
Central Brown County Water Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2019	$ 50,000	$ 51,150
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	204,456
Public Finance Authority, Revenue Bonds
Series A,
3.38%, 12/01/2027	420,000	405,481
4.50%, 09/01/2026	5,000	4,865
5.00%, 06/01/2027 - 07/01/2038	725,000	792,952
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	25,205
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022 08/30/2017	1,000,000	992,530
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,533,511
Class B,
4.25%, 07/01/2033	1,250,000	1,199,138
5.00%, 07/01/2053	1,000,000	993,450
Series A,
5.25%, 10/15/2039	15,000	15,992
Series A1,
5.00%, 07/01/2038	5,000,000	5,389,600
Series B-4,
Fixed until 06/01/2021, 5.00% (D), 11/15/2043	105,000	111,773
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	3,885,000	3,884,883

		16,604,986

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	4,010,000	3,846,272
Wyoming Municipal Power Agency, Inc., Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2042	235,000	261,047

		4,107,319

Total Municipal Government Obligations (Cost $1,334,713,137)		1,333,162,878

	Shares	Value
INVESTMENT COMPANIES - 0.4%
U.S. Fixed Income Funds - 0.4%
Nuveen AMT-Free Quality Municipal Income Fund	455,247	5,854,476
Putnam Managed Municipal Income Trust	22,000	156,200

Total Investment Companies (Cost $6,059,494)		6,010,676

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 1.45% (H), dated 01/31/2019, to be repurchased at $27,214,590 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $27,758,538.

	$ 27,213,494	$ 27,213,494

Total Repurchase Agreement (Cost $27,213,494)		27,213,494

Total Investments (Cost $1,367,986,125)		1,366,387,048
Net Other Assets (Liabilities) - 1.0%		13,370,411

Net Assets - 100.0%		$ 1,379,757,459

The notes are an integral part of this report. Transamerica Funds	Page 26	January 31, 2019 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,333,162,878	$—	$1,333,162,878
Investment Companies	6,010,676	—	—	6,010,676
Repurchase Agreement	—	27,213,494	—	27,213,494

Total Investments	$6,010,676	$1,360,376,372	$—	$1,366,387,048

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $40,144,022, representing 2.9% of the Fund’s net assets.
(B)	Restricted securities. At January 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$5,060,091	$5,079,485	0.4%
Municipal Government Obligations	Centerra Metropolitan District No. 1 Tax Allocation 2.70%, 12/01/2019	04/20/2017	268,004	267,952	0.0	(F)

Total			$5,328,095	$5,347,437	0.4%

(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $5,347,437, representing 0.4% of the Fund’s net assets.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2019; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at January 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

PORTFOLIO ABBREVIATIONS:

AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 27	January 31, 2019 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 3.1%
BHP Group PLC, ADR	518,969	$ 23,343,226
Challenger, Ltd.	2,736,739	14,402,790
Macquarie Group, Ltd.	612,400	51,851,488
Qantas Airways, Ltd.	12,947,970	51,200,626
Santos, Ltd.	4,584,100	21,559,220

		162,357,350

Belgium - 2.0%
Groupe Bruxelles Lambert SA	526,820	49,602,610
KBC Group NV	784,200	53,209,430

		102,812,040

Brazil - 1.0%
Embraer SA, ADR	2,474,175	52,650,444

China - 0.7%
Baidu, Inc., ADR (A)	203,100	35,061,153

Denmark - 1.0%
AP Moller - Maersk A/S, Class B	41,435	55,027,286

France - 9.8%
Airbus SE	121,100	13,891,595
Arkema SA	433,760	41,168,246
Engie SA	5,354,400	85,709,084
Publicis Groupe SA	720,068	43,929,301
Rexel SA	1,583,617	18,053,569
Sanofi	938,301	81,429,080
TOTAL SA	878,900	48,267,330
Veolia Environnement SA	4,032,151	85,011,951
Vivendi SA	3,685,224	93,810,672

		511,270,828

Germany - 11.7%
Allianz SE	300,702	63,646,390
Bayer AG	700,152	53,052,261
Deutsche Boerse AG	348,400	46,357,999
Fresenius SE & Co. KGaA	1,060,600	54,992,491
HeidelbergCement AG	1,095,200	75,665,209
Infineon Technologies AG	2,872,727	63,838,889
Merck KGaA	597,500	62,631,400
SAP SE	656,747	67,842,037
Siemens AG	664,195	72,815,528
Talanx AG (A)	734,284	27,247,750
TUI AG	1,507,402	22,947,443

		611,037,397

Hong Kong - 3.7%
China Mobile, Ltd.	5,024,800	52,699,520
CK Asset Holdings, Ltd.	7,277,500	60,976,995
CK Hutchison Holdings, Ltd.	7,841,300	78,891,143

		192,567,658

Ireland - 2.9%
AIB Group PLC	8,745,000	39,037,140
DCC PLC	563,731	46,026,975
Ryanair Holdings PLC, ADR (A)	217,072	15,412,112
Smurfit Kappa Group PLC	1,839,915	53,028,221

		153,504,448

	Shares	Value
COMMON STOCKS (continued)
Italy - 2.5%
Eni SpA	3,740,115	$ 63,383,508
Mediobanca Banca di Credito Finanziario SpA	4,304,192	37,422,273
Prysmian SpA	1,488,422	31,909,311

		132,715,092

Japan - 23.4%
Astellas Pharma, Inc.	3,699,200	54,660,201
Daiwa Securities Group, Inc.	10,206,900	50,769,781
Denka Co., Ltd.	1,067,680	34,208,889
FANUC Corp.	272,400	45,914,749
Fujitsu, Ltd.	360,760	24,124,635
Hitachi, Ltd.	2,035,380	63,775,551
Japan Airlines Co., Ltd.	1,634,700	59,490,023
JXTG Holdings, Inc.	13,029,200	70,980,283
Kuraray Co., Ltd.	3,569,000	54,751,425
MS&AD Insurance Group Holdings, Inc.	2,126,100	63,124,236
Nippon Telegraph & Telephone Corp.	1,203,300	51,600,774
ORIX Corp.	5,798,700	87,306,569
Resona Holdings, Inc.	8,272,200	41,761,605
Sega Sammy Holdings, Inc.	3,288,400	46,190,057
Seven & i Holdings Co., Ltd.	1,918,800	83,481,232
SoftBank Group Corp.	461,100	36,092,161
Sony Corp.	1,673,100	83,973,722
Square Enix Holdings Co., Ltd.	940,400	31,080,468
Sumitomo Mitsui Financial Group, Inc.	2,562,600	95,163,801
Toshiba Corp.	2,896,250	91,334,577
Toyota Industries Corp.	1,122,500	55,339,224

		1,225,123,963

Luxembourg - 1.1%
ArcelorMittal	2,485,435	57,451,297

Netherlands - 5.3%
ASML Holding NV	201,700	35,373,247
EXOR NV (B)	223,200	14,255,484
Heineken Holding NV	842,485	73,094,543
Koninklijke Philips NV	2,381,527	93,661,743
NXP Semiconductors NV	685,500	59,659,065

		276,044,082

Norway - 0.7%
Marine Harvest ASA (A)	1,729,100	38,051,086

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	853,000	35,380,353

Singapore - 1.4%
DBS Group Holdings, Ltd.	4,006,000	71,180,746

Spain - 1.2%
Mediaset Espana Comunicacion SA	1,800,057	12,671,118
Siemens Gamesa Renewable Energy SA (A) (B)	3,583,800	50,782,957

		63,454,075

Sweden - 0.6%
Investor AB, B Shares	742,572	32,588,852

Switzerland - 7.0%
ABB, Ltd.	3,513,900	66,977,701
Glencore PLC (A)	5,857,700	23,774,904
Nestle SA	1,186,364	103,121,630

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	1,150,715	$ 100,092,360
UBS Group AG (A)	5,829,774	75,330,681

		369,297,276

United Kingdom - 15.2%
Aviva PLC	13,987,401	75,970,226
Barratt Developments PLC	4,333,500	30,613,030
British Land Co. PLC, REIT	7,472,200	56,196,250
HSBC Holdings PLC	8,798,800	74,788,931
IG Group Holdings PLC	872,900	7,270,083
Imperial Brands PLC	2,538,294	84,062,919
Inchcape PLC	4,641,196	34,880,740
Informa PLC	5,339,651	47,371,554
Inmarsat PLC	7,267,470	35,220,771
National Grid PLC	129,310	1,399,563
Persimmon PLC	1,096,900	34,168,964
Savills PLC	1,360,891	14,850,731
Standard Life Aberdeen PLC	7,123,522	23,512,178
TechnipFMC PLC	2,247,663	51,606,343
Tesco PLC	21,435,900	62,725,258
Unilever PLC	912,358	47,680,443
Vodafone Group PLC	37,518,120	68,193,470
Whitbread PLC	670,300	42,964,793

		793,476,247

United States - 1.6%
Allergan PLC	500,500	72,061,990
Flex, Ltd. (A)	1,143,697	11,002,365

		83,064,355

Total Common Stocks (Cost $5,143,610,827)		5,054,116,028

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	7,213,186	7,213,186

Total Other Investment Company (Cost $7,213,186)		7,213,186

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $180,976,588 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $184,593,011.	$ 180,969,299	180,969,299

Total Repurchase Agreement (Cost $180,969,299)		180,969,299

Total Investments (Cost $5,331,793,312)		5,242,298,513
Net Other Assets (Liabilities) - (0.2)%		(9,978,978)

Net Assets - 100.0%		$ 5,232,319,535

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.1%	$ 423,927,292
Banks	7.9	412,563,926
Industrial Conglomerates	5.5	289,068,223
Capital Markets	4.4	231,580,032
Insurance	4.4	229,988,602
Diversified Financial Services	4.2	221,668,483
Oil, Gas & Consumable Fuels	3.9	204,190,341
Multi-Utilities	3.3	172,120,598
Semiconductors & Semiconductor Equipment	3.0	158,871,201
Wireless Telecommunication Services	3.0	156,985,151
Electrical Equipment	2.8	149,669,969
Household Durables	2.8	148,755,716
Food & Staples Retailing	2.8	146,206,490
Food Products	2.7	141,172,716
Chemicals	2.5	130,128,560
Airlines	2.4	126,102,761
Entertainment	2.4	124,891,140
Metals & Mining	2.0	104,569,427
Media	2.0	103,971,973
Health Care Equipment & Supplies	1.8	93,661,743
Diversified Telecommunication Services	1.7	86,821,545
Tobacco	1.6	84,062,919
Real Estate Management & Development	1.4	75,827,726
Construction Materials	1.4	75,665,209
Electronic Equipment, Instruments & Components	1.4	74,777,916
Beverages	1.4	73,094,543
Software	1.3	67,842,037
Aerospace & Defense	1.3	66,542,039
Hotels, Restaurants & Leisure	1.3	65,912,236
Equity Real Estate Investment Trusts	1.1	56,196,250
Auto Components	1.0	55,339,224
Marine	1.0	55,027,286
Health Care Providers & Services	1.0	54,992,491
Containers & Packaging	1.0	53,028,221
Energy Equipment & Services	1.0	51,606,343
Personal Products	0.9	47,680,443
Leisure Products	0.9	46,190,057
Machinery	0.9	45,914,749
Technology Hardware, Storage & Peripherals	0.7	35,380,353
Interactive Media & Services	0.7	35,061,153
Distributors	0.7	34,880,740
IT Services	0.5	24,124,635
Trading Companies & Distributors	0.3	18,053,569

Investments	96.4	5,054,116,028
Short-Term Investments	3.6	188,182,485

Total Investments	100.0%	$ 5,242,298,513

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$320,796,698	$4,733,319,330	$—	$5,054,116,028
Other Investment Company	7,213,186	—	—	7,213,186
Repurchase Agreement	—	180,969,299	—	180,969,299

Total Investments	$328,009,884	$4,914,288,629	$—	$5,242,298,513

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,859,613. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Australia - 3.2%
Northern Star Resources, Ltd.	2,501,230	$ 15,945,124
Westpac Banking Corp.	1,343,055	23,967,348

		39,912,472

China - 8.8%
ANTA Sports Products, Ltd.	6,954,000	35,934,664
NetEase, Inc., ADR	82,062	20,673,880
Ping An Insurance Group Co. of China, Ltd., H Shares	2,127,600	20,578,788
Tencent Holdings, Ltd.	709,300	31,274,769

		108,462,101

Finland - 2.0%
Neste OYJ	261,224	23,961,609

France - 8.6%
AXA SA	1,525,901	35,358,816
TOTAL SA	634,053	34,820,851
Vinci SA	397,565	34,984,453

		105,164,120

Germany - 3.9%
Bayerische Motoren Werke AG	330,515	27,790,456
Henkel AG & Co. KGaA	214,681	19,670,188

		47,460,644

Ireland - 4.9%
Kingspan Group PLC	768,407	31,398,804
Smurfit Kappa Group PLC	1,008,244	29,058,617

		60,457,421

Israel - 1.7%
Nice, Ltd., ADR (A)	190,839	20,982,748

Italy - 1.9%
Enel SpA	3,880,600	23,390,166

Japan - 23.9%
Asahi Group Holdings, Ltd.	769,600	32,112,297
Haseko Corp.	2,330,400	25,780,418
Isuzu Motors, Ltd.	1,119,700	16,611,753
Koito Manufacturing Co., Ltd.	399,900	23,973,808
Minebea Mitsumi, Inc.	1,627,200	26,620,798
Nidec Corp.	116,600	13,948,111
Nippon Telegraph & Telephone Corp.	691,700	29,661,976
Nitori Holdings Co., Ltd.	148,400	19,291,659
Open House Co., Ltd.	337,200	14,023,558
SoftBank Group Corp.	434,200	33,986,589
Sumitomo Mitsui Financial Group, Inc.	982,900	36,500,624
Takeda Pharmaceutical Co., Ltd.	535,442	21,574,982

		294,086,573

Luxembourg - 1.9%
Aroundtown SA	2,693,994	23,804,962

Netherlands - 2.6%
Euronext NV (B)	521,391	32,136,813

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.6%
DNB ASA	1,862,995	$ 32,990,272
Equinor ASA	1,551,011	35,456,094

		68,446,366

Republic of Korea - 1.7%
Samsung Electronics Co., Ltd.	494,700	20,518,946

Spain - 2.0%
Banco Santander SA (C)	5,295,231	25,043,717

Sweden - 2.8%
Atlas Copco AB, B Shares	648,816	15,495,547
Epiroc AB, Class B (A)	2,077,483	18,576,774

		34,072,321

Switzerland - 5.6%
Roche Holding AG	164,009	43,531,777
Swiss Life Holding AG (A)	61,814	25,441,671

		68,973,448

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	524,550	19,733,571

United Kingdom - 13.8%
Ashtead Group PLC	1,054,968	26,684,563
Beazley PLC	3,369,458	21,831,730
British American Tobacco PLC	667,902	23,538,651
Compass Group PLC	1,789,083	38,260,660
GlaxoSmithKline PLC	1,786,560	34,614,500
Rio Tinto PLC, ADR	426,999	24,027,234

		168,957,338

Total Common Stocks (Cost $1,313,304,836)		1,185,565,336

OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	23,828,535	23,828,535

Total Other Investment Company (Cost $23,828,535)		23,828,535

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $26,834,077 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $27,372,046.	$ 26,832,996	26,832,996

Total Repurchase Agreement (Cost $26,832,996)		26,832,996

Total Investments (Cost $1,363,966,367)		1,236,226,867
Net Other Assets (Liabilities) - (0.6)%		(7,932,226)

Net Assets - 100.0%		$ 1,228,294,641

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.6%	$ 118,501,961
Insurance	8.3	103,211,005
Pharmaceuticals	8.1	99,721,259
Oil, Gas & Consumable Fuels	7.6	94,238,554
Machinery	4.9	60,693,119
Automobiles	3.6	44,402,209
Metals & Mining	3.2	39,972,358
Hotels, Restaurants & Leisure	3.1	38,260,660
Real Estate Management & Development	3.1	37,828,520
Textiles, Apparel & Luxury Goods	2.9	35,934,664
Construction & Engineering	2.8	34,984,453
Wireless Telecommunication Services	2.7	33,986,589
Capital Markets	2.6	32,136,813
Beverages	2.6	32,112,297
Building Products	2.5	31,398,804
Interactive Media & Services	2.5	31,274,769
Diversified Telecommunication Services	2.4	29,661,976
Containers & Packaging	2.4	29,058,617
Trading Companies & Distributors	2.2	26,684,563
Household Durables	2.1	25,780,418
Auto Components	1.9	23,973,808
Tobacco	1.9	23,538,651
Electric Utilities	1.9	23,390,166
Software	1.7	20,982,748
Entertainment	1.7	20,673,880
Technology Hardware, Storage & Peripherals	1.7	20,518,946
Semiconductors & Semiconductor Equipment	1.6	19,733,571
Household Products	1.6	19,670,188
Specialty Retail	1.6	19,291,659
Electrical Equipment	1.1	13,948,111

Investments	95.9	1,185,565,336
Short-Term Investments	4.1	50,661,531

Total Investments	100.0%	$ 1,236,226,867

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$85,417,433	$1,100,147,903	$—	$1,185,565,336
Other Investment Company	23,828,535	—	—	23,828,535
Repurchase Agreement	—	26,832,996	—	26,832,996

Total Investments	$109,245,968	$1,126,980,899	$—	$1,236,226,867

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $32,136,813, representing 2.6% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $22,536,396. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Australia - 3.8%
Charter Hall Group, REIT	873,832	$ 5,227,601
FlexiGroup, Ltd. (A)	2,708,826	2,589,295
IMF Bentham, Ltd. (A)	3,258,349	7,223,907
Pact Group Holdings, Ltd. (A)	2,066,122	5,692,065
Senex Energy, Ltd. (A) (B)	13,808,300	3,462,853
WPP Aunz, Ltd. (A)	4,851,226	1,939,496

		26,135,217

Belgium - 3.3%
Barco NV	56,362	6,889,873
D’ieteren SA	161,608	6,122,720
Fagron	520,648	9,481,302

		22,493,895

Denmark - 2.8%
Nilfisk Holding A/S (B)	74,774	2,768,601
NKT A/S (A) (B)	144,574	2,608,911
Scandinavian Tobacco Group A/S (C)	475,928	6,154,870
Schouw & Co. A/S	97,667	7,891,345

		19,423,727

Finland - 1.8%
Raisio OYJ, V Shares	1,826,083	5,601,559
Ramirent OYJ (B)	952,935	6,522,559

		12,124,118

France - 3.2%
ICADE, REIT	115,700	9,746,860
Rothschild & Co.	378,419	12,517,695

		22,264,555

Germany - 6.3%
Bertrandt AG	62,909	5,393,220
DIC Asset AG	652,278	7,361,448
Gerresheimer AG	161,200	10,904,508
Hamburger Hafen und Logistik AG	308,340	6,864,407
SAF-Holland SA	609,100	7,606,186
Takkt AG	311,313	5,252,285

		43,382,054

Greece - 0.8%
Motor Oil Hellas Corinth Refineries SA	226,551	5,639,996

Hong Kong - 5.4%
First Pacific Co., Ltd.	15,007,550	6,483,321
Great Eagle Holdings, Ltd.	1,515,193	7,018,760
Hopewell Holdings, Ltd.	600	2,764
Kerry Logistics Network, Ltd.	8,785,700	13,771,128
NewOcean Energy Holdings, Ltd. (B)	8,599,020	2,772,411
Pacific Textiles Holdings, Ltd.	8,195,000	7,143,205

		37,191,589

Ireland - 3.4%
Bank of Ireland Group PLC	1,068,200	6,394,518
Grafton Group PLC	401,500	3,867,929

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Greencore Group PLC	1,414,300	$ 3,580,140
Smurfit Kappa Group PLC	337,010	9,712,971

		23,555,558

Italy - 2.9%
ASTM SpA	81,600	1,956,716
Danieli & C Officine Meccaniche SpA	390,790	6,342,686
doBank SpA (C)	700	9,535
Prysmian SpA	552,052	11,835,084

		20,144,021

Japan - 32.1%
Aida Engineering, Ltd.	460,200	3,316,567
Air Water, Inc.	426,100	7,092,213
Capcom Co., Ltd.	695,800	14,883,764
Chugoku Marine Paints, Ltd.	748,500	6,672,421
Coca-Cola Bottlers Japan Holdings, Inc.	201,200	6,197,163
Daiichikosho Co., Ltd.	68,700	3,241,845
Denka Co., Ltd.	564,760	18,095,133
DTS Corp.	50,100	1,768,506
Dynam Japan Holdings Co., Ltd.	2,381,200	2,973,788
GMO internet, Inc.	264,400	3,558,507
Hakuhodo DY Holdings, Inc.	492,700	7,553,904
Hikari Tsushin, Inc.	56,700	9,047,014
Kaken Pharmaceutical Co., Ltd.	141,000	6,640,624
Kenedix, Inc.	972,100	5,095,884
Kintetsu World Express, Inc.	715,400	10,324,616
Kumiai Chemical Industry Co., Ltd.	1,110,400	6,881,065
Kyushu Railway Co.	400,700	13,647,895
Matsumotokiyoshi Holdings Co., Ltd.	250,500	7,704,154
Meitec Corp.	103,900	4,526,101
Nakanishi, Inc.	650,500	11,179,582
Nichiha Corp.	257,900	6,598,736
Rohto Pharmaceutical Co., Ltd.	236,600	6,349,156
Sanwa Holdings Corp.	1,214,200	13,933,900
Shinoken Group Co., Ltd. (A)	301,600	2,267,711
Sogo Medical Holdings Co., Ltd.	172,500	2,912,348
Square Enix Holdings Co., Ltd.	276,700	9,145,008
Takasago Thermal Engineering Co., Ltd.	233,700	3,677,409
Token Corp.	94,100	5,537,581
Trend Micro, Inc.	196,000	10,400,551
Wakita & Co., Ltd.	421,100	4,469,053
Welcia Holdings Co., Ltd.	136,900	5,178,132

		220,870,331

Netherlands - 3.5%
ASM International NV	292,000	14,187,769
Intertrust NV (C)	622,400	10,123,187

		24,310,956

New Zealand - 1.8%
Air New Zealand, Ltd.	6,269,902	12,177,857

Norway - 0.5%
ABG Sundal Collier Holding ASA	6,734,427	3,489,402

Philippines - 0.4%
Alliance Global Group, Inc.	9,865,700	2,593,746

Republic of Korea - 2.4%
Eugene Technology Co., Ltd.	236,209	2,515,685
Interpark Holdings Corp.	723,819	1,626,340
NongShim Co., Ltd.	24,400	6,129,331
Value Added Technology Co., Ltd.	309,200	6,419,377

		16,690,733

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.9%
Cia de Distribucion Integral Logista Holdings SA	516,464	$ 13,324,396

Sweden - 4.1%
Cloetta AB, B Shares	1,590,000	4,213,829
Dios Fastigheter AB	1,473,574	10,569,325
Nobina AB (C)	812,172	5,560,578
Scandic Hotels Group AB (C)	790,800	7,542,374

		27,886,106

Switzerland - 3.2%
Pargesa Holding SA	209,635	16,516,569
Swissquote Group Holding SA	118,676	5,579,067

		22,095,636

United Kingdom - 15.8%
Bellway PLC	265,100	9,864,390
Bovis Homes Group PLC	432,900	5,757,404
Dialog Semiconductor PLC (B)	100,687	2,942,238
IG Group Holdings PLC	1,149,935	9,577,412
Inchcape PLC	535,200	4,022,276
Informa PLC	2,218,627	19,682,899
Inmarsat PLC	864,000	4,187,254
Intermediate Capital Group PLC	754,035	10,048,156
International Personal Finance PLC	1,922,850	5,200,382
Lancashire Holdings, Ltd.	982,800	7,270,184
Northgate PLC	1,057,006	5,126,790
Redrow PLC	630,200	4,798,238
Rentokil Initial PLC	1,594,481	7,047,749
Savills PLC	1,228,800	13,409,287

		108,934,659

Total Common Stocks (Cost $684,706,374)		684,728,552

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	9,680,593	9,680,593

Total Other Investment Company (Cost $9,680,593)		9,680,593

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $3,703,033 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,779,022.	$ 3,702,884	3,702,884

Total Repurchase Agreement (Cost $3,702,884)		3,702,884

Total Investments (Cost $698,089,851)		698,112,029
Net Other Assets (Liabilities) - (1.3)%		(8,739,392)

Net Assets - 100.0%		$ 689,372,637

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	6.5%	$ 45,722,415
Capital Markets	5.9	41,211,732
Chemicals	5.5	38,740,832
Air Freight & Logistics	5.4	37,420,140
Diversified Financial Services	4.3	30,233,332
Media	4.2	29,176,299
Food Products	3.9	27,416,204
Entertainment	3.9	27,270,617
Household Durables	3.7	25,957,613
Road & Rail	3.5	24,335,263
Building Products	3.5	24,210,045
Professional Services	2.9	20,042,508
Semiconductors & Semiconductor Equipment	2.8	19,645,692
Health Care Equipment & Supplies	2.5	17,598,959
Food & Staples Retailing	2.3	15,794,634
Containers & Packaging	2.2	15,405,036
Equity Real Estate Investment Trusts	2.1	14,974,461
Trading Companies & Distributors	2.1	14,859,541
Electrical Equipment	2.1	14,443,995
Pharmaceuticals	1.9	12,989,780
Machinery	1.8	12,427,854
Airlines	1.7	12,177,857
Oil, Gas & Consumable Fuels	1.7	11,875,260
Life Sciences Tools & Services	1.6	10,904,508
Hotels, Restaurants & Leisure	1.5	10,516,162
Software	1.5	10,400,551
Distributors	1.4	10,144,996
Health Care Providers & Services	1.4	9,481,302
Specialty Retail	1.3	9,047,014
Transportation Infrastructure	1.3	8,821,123
Consumer Finance	1.1	7,789,677
Auto Components	1.1	7,606,186
Insurance	1.0	7,270,184
Textiles, Apparel & Luxury Goods	1.0	7,143,205
Commercial Services & Supplies	1.0	7,047,749
Electronic Equipment, Instruments & Components	1.0	6,889,873
Internet & Direct Marketing Retail	1.0	6,878,625
Banks	0.9	6,394,518
Beverages	0.9	6,197,163
Tobacco	0.9	6,154,870
IT Services	0.8	5,327,013
Diversified Telecommunication Services	0.6	4,187,254
Industrial Conglomerates	0.4	2,596,510

Investments	98.1	684,728,552
Short-Term Investments	1.9	13,383,477

Total Investments	100.0%	$ 698,112,029

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$684,728,552	$—	$684,728,552
Other Investment Company	9,680,593	—	—	9,680,593
Repurchase Agreement	—	3,702,884	—	3,702,884

Total Investments	$9,680,593	$688,431,436	$—	$698,112,029

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,134,015. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $29,390,544, representing 4.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Australia - 3.3%
CSL, Ltd.	138	$ 19,533
Qantas Airways, Ltd.	3,216	12,717
Santos, Ltd.	4,429	20,830
St Barbara, Ltd.	2,091	7,615

		60,695

Belgium - 0.6%
Anheuser-Busch InBev SA	41	3,126
UCB SA	102	8,831

		11,957

Denmark - 2.0%
Dfds A/S	180	8,489
GN Store Nord A/S	134	5,769
Novo Nordisk A/S, Class B	281	13,106
Royal Unibrew A/S	129	9,699

		37,063

Finland - 1.2%
Neste OYJ	176	16,144
Stora Enso OYJ, Class R	530	7,095

		23,239

France - 9.6%
Air France-KLM (A)	1,017	12,805
BNP Paribas SA	224	10,503
Cie Generale des Etablissements Michelin SCA	74	8,033
Credit Agricole SA	995	11,342
Eiffage SA	287	26,911
Engie SA	1,056	16,904
Kering SA	19	9,514
Peugeot SA	1,266	31,865
Renault SA	192	13,592
Sanofi	156	13,538
Vinci SA	253	22,263

		177,270

Germany - 4.7%
Allianz SE	197	41,697
Cancom SE	177	6,860
Covestro AG (B)	141	7,776
Deutsche Lufthansa AG	296	7,474
Deutsche Telekom AG	495	8,040
ProSiebenSat.1 Media SE	259	4,633
TAG Immobilien AG	423	10,671

		87,151

Hong Kong - 0.4%
CK Asset Holdings, Ltd.	1,000	8,379

Israel - 2.7%
Bank Leumi Le-Israel BM	1,355	8,942
Israel Discount Bank, Ltd., A Shares	4,919	17,360
Teva Pharmaceutical Industries, Ltd., ADR (A)	1,000	19,850
Tower Semiconductor, Ltd. (A)	280	4,177

		50,329

	Shares	Value
COMMON STOCKS (continued)
Italy - 3.1%
Enel SpA	5,930	$ 35,743
Eni SpA	861	14,591
Intesa Sanpaolo SpA	3,167	7,231

		57,565

Japan - 28.0%
ANA Holdings, Inc.	200	7,359
Asahi Group Holdings, Ltd.	400	16,690
Chubu Electric Power Co., Inc.	600	9,472
Cosmo Energy Holdings Co., Ltd.	200	4,510
Fuji Soft, Inc.	400	16,213
Haseko Corp.	900	9,956
Hiroshima Bank, Ltd.	900	5,205
Hitachi, Ltd.	900	28,200
Honda Motor Co., Ltd.	600	17,897
ITOCHU Corp.	2,500	45,708
JXTG Holdings, Inc.	2,200	11,985
Kansai Electric Power Co., Inc.	1,300	19,740
KDDI Corp.	400	10,000
Marubeni Corp.	5,800	45,080
Meiko Electronics Co., Ltd.	300	5,475
Mitsubishi Chemical Holdings Corp.	900	7,710
Mitsubishi Corp.	400	11,681
Mitsubishi UFJ Financial Group, Inc.	3,400	18,217
Mitsui Chemicals, Inc.	400	10,003
Nihon Unisys, Ltd.	200	4,761
Nippon Carbon Co., Ltd.	200	7,905
Nippon Light Metal Holdings Co., Ltd.	1,400	3,098
Nippon Suisan Kaisha, Ltd.	1,100	6,766
Nippon Telegraph & Telephone Corp.	800	34,306
Nipro Corp.	600	8,031
NS Solutions Corp.	400	10,510
Penta-Ocean Construction Co., Ltd.	1,200	7,018
Ricoh Co., Ltd.	1,100	11,694
Showa Denko KK	200	6,684
SoftBank Group Corp.	200	15,655
Sony Corp.	600	30,114
Sumitomo Corp.	1,300	20,068
Sumitomo Mitsui Financial Group, Inc.	400	14,854
Taiyo Yuden Co., Ltd.	600	10,488
Toyota Motor Corp.	400	24,512

		517,565

Netherlands - 6.0%
ASR Nederland NV	125	5,274
Koninklijke Ahold Delhaize NV	626	16,494
NN Group NV	793	33,511
NXP Semiconductors NV	281	24,456
Royal Dutch Shell PLC, Class B	982	30,506

		110,241

Norway - 1.0%
Austevoll Seafood ASA	400	5,094
Leroy Seafood Group ASA	1,601	12,745

		17,839

Singapore - 0.2%
Yanlord Land Group, Ltd.	4,100	3,868

Spain - 2.2%
Almirall SA	266	4,506
Banco Bilbao Vizcaya Argentaria SA	1,296	7,669
Banco Santander SA	1,860	8,797

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Iberdrola SA	1,562	$ 12,872
Repsol SA	382	6,703

		40,547

Sweden - 3.6%
Boliden AB	263	6,563
SSAB AB, B Shares	1,389	4,639
Svenska Cellulosa AB SCA, Class B	1,729	15,183
Telefonaktiebolaget LM Ericsson, B Shares	2,330	20,693
Volvo AB, Class B	1,359	19,533

		66,611

Switzerland - 12.7%
Lonza Group AG (A)	60	15,802
Nestle SA	586	50,937
Novartis AG	561	48,797
Roche Holding AG	178	47,245
Straumann Holding AG	28	20,287
Swiss Life Holding AG (A)	59	24,283
UBS Group AG (A)	1,108	14,317
Zurich Insurance Group AG	40	12,538

		234,206

United Kingdom - 12.6%
3i Group PLC	1,970	21,952
Ashtead Group PLC	928	23,473
Aviva PLC	2,062	11,199
Barclays PLC	6,780	14,066
Bellway PLC	304	11,312
BP PLC	3,188	21,747
Electrocomponents PLC	825	5,874
GlaxoSmithKline PLC	1,639	31,756
HSBC Holdings PLC	1,616	13,542
Imperial Brands PLC	340	11,260
Lloyds Banking Group PLC	15,172	11,522
Persimmon PLC	273	8,504
Redrow PLC	766	5,832
Standard Chartered PLC	1,327	10,685
Tesco PLC	10,671	31,225

		233,949

Total Common Stocks (Cost $1,864,945)		1,738,474

PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG,
2.82% (C)	120	20,413

Total Preferred Stock (Cost $21,141)		20,413

EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF	440	27,579

Total Exchange-Traded Fund (Cost $29,411)		27,579

Total Investments (Cost $1,915,497)		1,786,466
Net Other Assets (Liabilities) - 3.5%		63,855

Net Assets - 100.0%		$ 1,850,321

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.5%	$ 187,629
Banks	9.0	159,935
Trading Companies & Distributors	8.2	146,010
Insurance	7.2	128,502
Oil, Gas & Consumable Fuels	7.1	127,016
Automobiles	6.1	108,279
Electric Utilities	4.4	77,827
Food Products	4.2	75,542
Household Durables	3.7	65,718
Construction & Engineering	3.1	56,192
Electronic Equipment, Instruments & Components	2.8	50,037
Food & Staples Retailing	2.7	47,719
Diversified Telecommunication Services	2.4	42,346
Airlines	2.3	40,355
Capital Markets	2.0	36,269
Health Care Equipment & Supplies	1.9	34,087
Chemicals	1.8	32,173
Beverages	1.7	29,515
Semiconductors & Semiconductor Equipment	1.6	28,633
International Equity Funds	1.5	27,579
Wireless Telecommunication Services	1.4	25,655
Real Estate Management & Development	1.3	22,918
Paper & Forest Products	1.2	22,278
IT Services	1.2	22,131
Metals & Mining	1.2	21,915
Communications Equipment	1.2	20,693
Biotechnology	1.1	19,533
Machinery	1.1	19,533
Multi-Utilities	0.9	16,904
Software	0.9	16,213
Life Sciences Tools & Services	0.9	15,802
Technology Hardware, Storage & Peripherals	0.7	11,694
Tobacco	0.6	11,260
Textiles, Apparel & Luxury Goods	0.5	9,514
Marine	0.5	8,489
Auto Components	0.4	8,033
Electrical Equipment	0.4	7,905
Media	0.3	4,633

Investments	100.0	1,786,466

Total Investments	100.0%	$ 1,786,466

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$44,306	$1,694,168	$—	$1,738,474
Preferred Stock	—	20,413	—	20,413
Exchange-Traded Fund	27,579	—	—	27,579

Total Investments	$71,885	$1,714,581	$—	$1,786,466

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $7,776, representing 0.4% of the Fund’s net assets.
(C)	Rate disclosed reflects the yield at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica International Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 3.3%
Challenger, Ltd.	7,380	$ 38,839
Macquarie Group, Ltd.	973	82,383
Qantas Airways, Ltd.	16,230	64,179
Santos, Ltd.	25,708	120,906

		306,307

Belgium - 0.8%
KBC Group NV	1,074	72,873

Brazil - 1.9%
Banco do Brasil SA	3,400	48,345
BR Properties SA	20,200	48,738
Embraer SA	3,300	17,499
Localiza Rent a Car SA	2,900	26,478
Qualicorp Consultoria e Corretora de Seguros SA	7,400	32,159

		173,219

Canada - 4.9%
Canadian Imperial Bank of Commerce	800	67,832
Canadian National Railway Co.	1,200	100,141
Celestica, Inc. (A)	5,500	54,667
Fairfax Financial Holdings, Ltd.	200	94,608
Fairfax India Holdings Corp. (A) (B)	2,500	32,225
RioCan Real Estate Investment Trust	1,600	30,357
Suncor Energy, Inc.	1,700	54,832
Transcontinental, Inc., Class A	1,500	23,894

		458,556

China - 6.0%
Agricultural Bank of China, Ltd., H Shares	123,000	57,839
Alibaba Group Holding, Ltd., ADR (A)	680	114,573
Baidu, Inc., ADR (A)	207	35,734
China Construction Bank Corp., H Shares	86,000	76,825
China Petroleum & Chemical Corp., A Shares	49,500	42,299
JD.com, Inc., ADR (A)	1,845	45,848
Minth Group, Ltd.	8,000	27,832
Tencent Holdings, Ltd.	3,100	136,687
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., H Shares (B)	7,500	22,986

		560,623

Czech Republic - 0.3%
Komercni banka as	797	32,086

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	113	150,068

Egypt - 0.2%
ElSewedy Electric Co.	19,230	19,056

France - 4.9%
Airbus SE	649	74,448
Arkema SA	892	84,660
Engie SA	4,274	68,415
Peugeot SA	2,676	67,354
Veolia Environnement SA	3,965	83,596
Vivendi SA	3,164	80,543

		459,016

	Shares	Value
COMMON STOCKS (continued)
Germany - 7.4%
Allianz SE	334	$ 70,694
Bayer AG	1,476	111,840
Deutsche Boerse AG	539	71,719
Fresenius SE & Co. KGaA	1,010	52,369
Infineon Technologies AG	3,976	88,356
Merck KGaA	740	77,569
SAP SE	649	67,042
Siemens AG	730	80,030
TUI AG	4,452	67,773

		687,392

Greece - 0.3%
OPAP SA	2,411	23,526

Hong Kong - 4.0%
China Mobile, Ltd.	6,000	62,927
CK Hutchison Holdings, Ltd.	8,500	85,518
Guangdong Investment, Ltd.	6,607	12,596
Haier Electronics Group Co., Ltd. (A)	16,000	45,979
SITC International Holdings Co., Ltd.	38,000	34,866
Swire Pacific, Ltd., Class A	3,500	41,346
Swire Pacific, Ltd., Class B	30,000	53,523
WH Group, Ltd. (B)	45,500	38,964

		375,719

Hungary - 0.4%
Richter Gedeon Nyrt	1,750	37,280

India - 1.1%
Infosys, Ltd., ADR	5,200	56,160
Vedanta, Ltd., ADR	4,588	51,248

		107,408

Indonesia - 0.8%
AKR Corporindo Tbk PT	94,500	35,507
Semen Indonesia Persero Tbk PT	40,600	36,830

		72,337

Ireland - 3.1%
AIB Group PLC	16,835	75,151
DCC PLC	1,136	92,751
Ryanair Holdings PLC, ADR (A)	568	40,328
Smurfit Kappa Group PLC	2,977	85,800

		294,030

Italy - 2.4%
Eni SpA	6,842	115,951
Mediobanca Banca di Credito Finanziario SpA	7,393	64,278
Prysmian SpA	2,207	47,314

		227,543

Japan - 16.1%
Aisin Seiki Co., Ltd.	1,500	59,077
Astellas Pharma, Inc.	5,100	75,359
Bridgestone Corp.	800	30,759
Daiwa Securities Group, Inc.	13,100	65,160
FANUC Corp.	300	50,567
Hitachi, Ltd.	2,700	84,600
JXTG Holdings, Inc.	32,200	175,419
Kuraray Co., Ltd.	4,800	73,636
MS&AD Insurance Group Holdings, Inc.	3,000	89,071

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	1,600	$ 68,612
ORIX Corp.	4,600	69,259
Seven & i Holdings Co., Ltd.	1,600	69,611
Shimadzu Corp.	2,600	59,555
SoftBank Group Corp.	700	54,792
Sony Corp.	2,300	115,438
Square Enix Holdings Co., Ltd.	2,300	76,016
Sumitomo Mitsui Financial Group, Inc.	3,600	133,688
Toshiba Corp.	4,100	129,295
Trend Micro, Inc. (A)	500	26,532

		1,506,446

Luxembourg - 1.5%
ArcelorMittal	6,005	138,807

Malaysia - 0.4%
Sime Darby Property Bhd.	117,300	32,933

Mexico - 0.9%
Alpek SAB de CV (A)	13,000	17,723
Arca Continental SAB de CV	5,100	29,591
Grupo Aeroportuario del Centro Norte SAB de CV	7,200	40,217

		87,531

Netherlands - 3.6%
ASML Holding NV	360	63,135
Heineken NV	1,380	123,805
Koninklijke Philips NV	2,109	82,944
NXP Semiconductors NV	745	64,837

		334,721

Norway - 0.6%
Marine Harvest ASA (A)	2,366	52,067

Philippines - 0.5%
International Container Terminal Services, Inc.	24,360	50,581

Republic of Korea - 2.1%
Com2uSCorp	366	37,697
Hana Financial Group, Inc.	1,413	50,734
Korean Reinsurance Co.	2,020	16,285
NCSoft Corp.	61	25,685
POSCO	282	69,445

		199,846

Republic of South Africa - 0.8%
Naspers, Ltd., N Shares	319	73,114

Russian Federation - 1.7%
Lukoil PJSC, ADR	831	66,646
PhosAgro PJSC, GDR (C)	3,358	45,736
Sberbank of Russia PJSC, ADR	3,204	43,511

		155,893

Singapore - 1.1%
DBS Group Holdings, Ltd.	6,000	106,611

Sweden - 0.7%
Loomis AB, Class B	1,947	69,674

Switzerland - 6.1%
Nestle SA	2,339	203,312
Novartis AG	1,967	171,095
Pargesa Holding SA	892	70,278

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG (A)	6,144	$ 79,391
Wizz Air Holdings PLC (A) (B)	1,101	43,770

		567,846

Taiwan - 2.6%
Hon Hai Precision Industry Co., Ltd.	13,600	31,524
Realtek Semiconductor Corp.	6,000	32,881
Taiwan High Speed Rail Corp.	30,120	30,838
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	96,433
Yuanta Financial Holding Co., Ltd.	91,000	50,915

		242,591

Thailand - 0.6%
Bangkok Bank PCL, NVDR	7,800	53,677

Turkey - 0.7%
Tofas Turk Otomobil Fabrikasi AS	5,237	21,347
Tupras Turkiye Petrol Rafinerileri AS	1,496	40,247

		61,594

United Kingdom - 10.5%
Aviva PLC	18,990	103,141
Barratt Developments PLC	11,117	78,534
British Land Co. PLC, REIT	11,189	84,149
Cineworld Group PLC	23,886	81,768
HSBC Holdings PLC	12,821	107,437
Imperial Brands PLC	1,492	49,412
Informa PLC	4,509	40,002
Inmarsat PLC	6,816	33,033
Persimmon PLC	1,379	42,957
Standard Life Aberdeen PLC	12,709	41,948
TechnipFMC PLC	3,083	70,786
Tesco PLC	33,817	98,955
Vodafone Group PLC	31,674	57,571
Whitbread PLC	860	55,124
William Hill PLC (D)	17,690	40,882

		985,699

United States - 2.5%
Allergan PLC	788	113,456
Cott Corp.	6,400	96,880
Flex, Ltd. (A)	2,840	27,321

		237,657

Uruguay - 0.6%
Arcos Dorados Holdings, Inc., Class A	5,819	53,360

Total Common Stocks (Cost $9,720,450)		9,067,687

PREFERRED STOCK - 1.5%
Republic of Korea - 1.5%
Samsung Electronics Co., Ltd., 3.94%	4,198	141,487

Total Preferred Stock (Cost $146,048)		141,487

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (E)	42,473	$ 42,473

Total Other Investment Company (Cost $42,473)		42,473

Total Investments (Cost $9,908,971)		9,251,647
Net Other Assets (Liabilities) - 1.0%		91,526

Net Assets - 100.0%		$ 9,343,173

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.7%	$ 990,887
Oil, Gas & Consumable Fuels	6.7	616,300
Pharmaceuticals	6.3	586,599
Industrial Conglomerates	4.2	387,594
Capital Markets	4.1	381,793
Insurance	4.0	373,799
Semiconductors & Semiconductor Equipment	3.7	345,642
Entertainment	3.3	301,709
Food Products	3.2	294,343
Household Durables	3.1	282,908
Metals & Mining	2.8	259,500
Electronic Equipment, Instruments & Components	2.8	257,667
Beverages	2.7	250,276
Hotels, Restaurants & Leisure	2.6	240,665
Chemicals	2.4	221,755
Diversified Financial Services	2.4	220,324
Marine	2.0	184,934
Real Estate Management & Development	1.9	176,540
Wireless Telecommunication Services	1.9	175,290
Interactive Media & Services	1.9	172,421
Food & Staples Retailing	1.8	168,566
Internet & Direct Marketing Retail	1.7	160,421
Multi-Utilities	1.6	152,011
Airlines	1.6	148,277
Technology Hardware, Storage & Peripherals	1.5	141,487
Road & Rail	1.4	126,619
Transportation Infrastructure	1.3	121,636
Auto Components	1.3	117,668
Equity Real Estate Investment Trusts	1.2	114,506
Media	1.2	113,116
Diversified Telecommunication Services	1.1	101,645
Software	1.0	93,574
Commercial Services & Supplies	1.0	93,568
Aerospace & Defense	1.0	91,947
Automobiles	1.0	88,701
Containers & Packaging	0.9	85,800
Health Care Providers & Services	0.9	84,528
Health Care Equipment & Supplies	0.9	82,944
Energy Equipment & Services	0.8	70,786
Electrical Equipment	0.7	66,370
IT Services	0.6	56,160
Machinery	0.6	50,567
Tobacco	0.5	49,412
Construction Materials	0.4	36,830
Trading Companies & Distributors	0.4	35,507
Communications Equipment	0.3	22,986
Water Utilities	0.1	12,596

Investments	99.5	9,209,174
Short-Term Investments	0.5	42,473

Total Investments	100.0%	$ 9,251,647

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,645,730	$7,421,957	$—	$9,067,687
Preferred Stock	—	141,487	—	141,487
Other Investment Company	42,473	—	—	42,473

Total Investments	$1,688,203	$7,563,444	$—	$9,251,647

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $137,945, representing 1.5% of the Fund’s net assets.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the value of the Regulation S security is $45,736, representing 0.5% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $40,052. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	Rate disclosed reflects the yield at January 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 2.1%
Textron, Inc.	820,000	$ 43,648,600

Auto Components - 2.0%
Goodyear Tire & Rubber Co.	2,040,000	43,227,600

Automobiles - 4.5%
General Motors Co.	2,470,000	96,379,400

Banks - 12.4%
Bank of America Corp.	3,000,000	85,410,000
Citigroup, Inc.	1,370,000	88,310,200
JPMorgan Chase & Co.	850,000	87,975,000

		261,695,200

Beverages - 1.8%
Cott Corp.	2,470,846	37,507,442

Chemicals - 5.6%
DowDuPont, Inc.	2,200,000	118,382,000

Communications Equipment - 3.6%
CommScope Holding Co., Inc. (A)	1,735,680	36,293,069
Nokia OYJ, ADR (B)	6,204,860	39,400,861

		75,693,930

Containers & Packaging - 2.7%
International Paper Co.	1,200,000	56,916,000

Diversified Telecommunication Services - 5.0%
AT&T, Inc.	3,500,000	105,210,000

Electrical Equipment - 3.2%
Eaton Corp. PLC	900,000	68,625,000

Food Products - 7.0%
Conagra Brands, Inc.	2,325,000	50,313,000
Post Holdings, Inc. (A)	420,000	38,984,400
TreeHouse Foods, Inc. (A)	996,655	58,164,786

		147,462,186

Health Care Providers & Services - 3.1%
Quest Diagnostics, Inc.	765,000	66,822,750

Hotels, Restaurants & Leisure - 1.8%
Royal Caribbean Cruises, Ltd.	325,000	39,016,250

Insurance - 8.5%
American International Group, Inc.	2,775,000	119,963,250
Athene Holding, Ltd., Class A (A)	316,039	13,558,073
Lincoln National Corp.	800,000	46,792,000

		180,313,323

Life Sciences Tools & Services - 4.7%
Bio-Rad Laboratories, Inc., Class A (A)	335,000	83,706,450
Fluidigm Corp. (A) (C) (D)	1,870,000	16,175,500

		99,881,950

Multi-Utilities - 3.1%
CenterPoint Energy, Inc.	2,110,000	65,241,200

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 10.1%
EOG Resources, Inc.	400,000	$ 39,680,000
Exxon Mobil Corp.	455,000	33,342,400
Hess Corp.	630,000	34,020,000
Occidental Petroleum Corp.	1,585,000	105,846,300

		212,888,700

Pharmaceuticals - 6.6%
Johnson & Johnson	215,000	28,612,200
Pfizer, Inc.	2,600,000	110,370,000

		138,982,200

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	1,245,000	58,664,400

Specialty Retail - 2.2%
Lowe’s Cos., Inc.	480,000	46,156,800

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	320,000	53,260,800

Total Common Stocks (Cost $1,929,567,506)		2,015,975,731

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (E)	3,250,000	3,250,000

Total Other Investment Company (Cost $3,250,000)		3,250,000

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 1.45% (E), dated 01/31/2019, to be repurchased at $70,551,792 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $71,963,947.	$ 70,548,950	70,548,950

Total Repurchase Agreement (Cost $70,548,950)		70,548,950

Total Investments (Cost $2,003,366,456)		2,089,774,681
Net Other Assets (Liabilities) - 1.2%		25,895,840

Net Assets - 100.0%		$ 2,115,670,521

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,015,975,731	$—	$—	$2,015,975,731
Other Investment Company	3,250,000	—	—	3,250,000
Repurchase Agreement	—	70,548,950	—	70,548,950

Total Investments	$2,019,225,731	$70,548,950	$—	$2,089,774,681

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,175,000. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At January 31, 2019, the value of such securities amounted to $16,175,500, representing 0.8% of the Fund’s net assets.
(D)	Restricted security. At January 31, 2019, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	08/10/2017	$14,592,471	$16,175,500	0.8%

(E)	Rates disclosed reflect the yields at January 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 2.6%
Boeing Co.	12,172	$ 4,693,767
Huntington Ingalls Industries, Inc.	4,067	839,632
Lockheed Martin Corp.	2,575	745,952
Raytheon Co.	2,221	365,932

		6,645,283

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	7,428	644,528
Expeditors International of Washington, Inc.	11,275	781,357

		1,425,885

Airlines - 0.3%
Delta Air Lines, Inc.	14,964	739,671
Southwest Airlines Co.	1,599	90,759

		830,430

Auto Components - 0.2%
BorgWarner, Inc.	14,567	595,790

Automobiles - 0.0% (A)
Harley-Davidson, Inc.	3,118	114,929

Banks - 5.6%
Bank of America Corp.	139,389	3,968,405
Citigroup, Inc.	33,292	2,146,002
Citizens Financial Group, Inc.	2,037	69,095
Comerica, Inc.	21,090	1,660,627
Fifth Third Bancorp	62,728	1,682,365
JPMorgan Chase & Co.	29,494	3,052,629
M&T Bank Corp.	2,963	487,532
Regions Financial Corp.	59,638	904,708
SunTrust Banks, Inc.	4,452	264,538
Wells Fargo & Co.	2,859	139,834

		14,375,735

Beverages - 1.4%
Coca-Cola Co.	13,391	644,509
PepsiCo, Inc.	26,566	2,993,191

		3,637,700

Biotechnology - 3.2%
AbbVie, Inc.	24,777	1,989,345
Amgen, Inc.	15,696	2,936,879
Biogen, Inc. (B)	5,232	1,746,337
Celgene Corp. (B)	1,016	89,875
Gilead Sciences, Inc.	15,451	1,081,725
Regeneron Pharmaceuticals, Inc. (B)	814	349,426

		8,193,587

Building Products - 0.4%
Johnson Controls International PLC	29,141	984,092

Capital Markets - 1.8%
Affiliated Managers Group, Inc.	3,272	343,396
Ameriprise Financial, Inc.	5,926	750,232
BlackRock, Inc.	4,365	1,811,824
Cboe Global Markets, Inc.	3,851	359,183
Charles Schwab Corp.	4,914	229,828

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
E*TRADE Financial Corp.	19,572	$ 913,229
T. Rowe Price Group, Inc.	1,463	136,732

		4,544,424

Chemicals - 1.8%
Albemarle Corp.	2,060	166,304
Celanese Corp.	2,060	197,266
CF Industries Holdings, Inc.	15,554	678,932
Eastman Chemical Co.	10,112	815,229
LyondellBasell Industries NV, Class A	14,476	1,258,978
Mosaic Co.	1,680	54,230
Sherwin-Williams Co.	3,475	1,464,782

		4,635,721

Commercial Services & Supplies - 0.1%
Cintas Corp.	521	97,693
Copart, Inc. (B)	4,958	251,023

		348,716

Communications Equipment - 1.3%
Cisco Systems, Inc.	53,159	2,513,889
F5 Networks, Inc. (B)	3,308	532,423
Juniper Networks, Inc.	13,214	342,771

		3,389,083

Consumer Finance - 0.8%
Capital One Financial Corp.	14,422	1,162,269
Discover Financial Services	9,649	651,211
Synchrony Financial	12,416	372,977

		2,186,457

Containers & Packaging - 0.8%
Avery Dennison Corp.	8,889	928,456
International Paper Co.	6,518	309,149
Packaging Corp. of America	8,567	808,039
WestRock Co.	1,843	75,029

		2,120,673

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (B)	27,216	5,593,977

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	79,453	2,388,357
CenturyLink, Inc.	25,292	387,473
Verizon Communications, Inc.	23,512	1,294,571

		4,070,401

Electric Utilities - 1.6%
Edison International	4,443	253,118
Entergy Corp.	29,656	2,645,019
Southern Co.	27,894	1,355,648

		4,253,785

Electrical Equipment - 1.0%
AMETEK, Inc.	8,973	654,132
Eaton Corp. PLC	510	38,887
Emerson Electric Co.	17,620	1,153,581
Rockwell Automation, Inc.	3,957	670,791

		2,517,391

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	6,262	506,909

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	18,023	$ 531,318
Schlumberger, Ltd.	11,059	488,918

		1,020,236

Entertainment - 2.0%
Activision Blizzard, Inc.	10,740	507,358
Netflix, Inc. (B)	2,846	966,217
Twenty-First Century Fox, Inc., Class B	18,823	923,456
Viacom, Inc., Class B	8,295	244,039
Walt Disney Co.	21,660	2,415,523

		5,056,593

Equity Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.	9,380	1,235,440
Apartment Investment & Management Co., Class A	21,983	1,088,598
Extra Space Storage, Inc.	7,360	725,770
HCP, Inc.	1,382	43,588
Host Hotels & Resorts, Inc.	107,429	1,940,168
Public Storage	1,653	351,295
Simon Property Group, Inc.	13,256	2,414,183

		7,799,042

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	2,900	622,427
Kroger Co.	8,323	235,791
Sysco Corp.	14,285	912,097
Walgreens Boots Alliance, Inc.	7,835	566,157
Walmart, Inc.	15,642	1,498,973

		3,835,445

Food Products - 0.6%
Archer-Daniels-Midland Co.	3,813	171,204
Conagra Brands, Inc.	18,298	395,969
General Mills, Inc.	3,694	164,161
Hershey Co.	189	20,053
Kellogg Co.	5,693	335,944
Kraft Heinz Co.	4,999	240,252
Lamb Weston Holdings, Inc.	894	64,636
Tyson Foods, Inc., Class A	3,521	218,020

		1,610,239

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	16,618	1,212,782
ABIOMED, Inc. (B)	2,630	923,314
Baxter International, Inc.	3,456	250,525
Edwards Lifesciences Corp. (B)	5,070	864,029
Intuitive Surgical, Inc. (B)	2,440	1,277,682
Medtronic PLC	22,879	2,022,275

		6,550,607

Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	16,726	835,798
Centene Corp. (B)	5,530	722,052
Cigna Corp. (B)	8,377	1,673,808
CVS Health Corp.	8,647	566,811
HCA Healthcare, Inc.	7,536	1,050,744
Laboratory Corp. of America Holdings (B)	3,610	503,054
McKesson Corp.	1,275	163,519
Quest Diagnostics, Inc.	7,568	661,065
UnitedHealth Group, Inc.	6,776	1,830,875

		8,007,726

	Shares	Value
COMMON STOCKS (continued)
Health Care Technology - 0.3%
Cerner Corp. (B)	14,666	$ 805,310

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	6,425	369,952
Chipotle Mexican Grill, Inc. (B)	1,275	675,253
Darden Restaurants, Inc.	8,350	876,165
Norwegian Cruise Line Holdings, Ltd. (B)	1,258	64,699
Starbucks Corp.	18,135	1,235,719

		3,221,788

Household Durables - 0.2%
Newell Brands, Inc.	4,174	88,531
PulteGroup, Inc.	17,268	480,223

		568,754

Household Products - 1.9%
Colgate-Palmolive Co.	26,322	1,702,507
Kimberly-Clark Corp.	10,161	1,131,732
Procter & Gamble Co.	22,420	2,162,858

		4,997,097

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	129,835	2,127,995
NRG Energy, Inc.	3,713	151,899

		2,279,894

Industrial Conglomerates - 1.3%
3M Co.	3,091	619,127
General Electric Co.	103,401	1,050,554
Honeywell International, Inc.	11,196	1,608,082

		3,277,763

Insurance - 2.6%
Allstate Corp.	20,169	1,772,250
Aon PLC	1,274	199,037
Cincinnati Financial Corp.	6,072	492,561
Hartford Financial Services Group, Inc.	21,172	993,390
Loews Corp.	29,006	1,389,387
Progressive Corp.	17,174	1,155,639
Prudential Financial, Inc.	5,036	464,017
Unum Group	4,499	156,385

		6,622,666

Interactive Media & Services - 4.8%
Alphabet, Inc., Class A (B)	1,139	1,282,389
Alphabet, Inc., Class C (B)	5,720	6,385,636
Facebook, Inc., Class A (B)	27,976	4,663,319
TripAdvisor, Inc. (B)	1,436	82,398

		12,413,742

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (B)	4,391	7,546,943
Booking Holdings, Inc. (B)	1,031	1,889,627
eBay, Inc. (B)	5,873	197,627
Expedia Group, Inc.	6,083	725,398

		10,359,595

IT Services - 5.0%
Accenture PLC, Class A	6,127	940,801
Akamai Technologies, Inc. (B)	3,942	256,624
Automatic Data Processing, Inc.	2,221	310,585

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Broadridge Financial Solutions, Inc.	3,612	$ 364,198
Cognizant Technology Solutions Corp., Class A	13,853	965,277
DXC Technology Co.	8,892	570,155
Fidelity National Information Services, Inc.	1,728	180,628
FleetCor Technologies, Inc. (B)	1,057	213,313
International Business Machines Corp.	16,862	2,266,590
Mastercard, Inc., Class A	11,737	2,478,033
PayPal Holdings, Inc. (B)	8,240	731,382
Visa, Inc., Class A	26,864	3,626,909

		12,904,495

Life Sciences Tools & Services - 0.4%
Illumina, Inc. (B)	3,389	948,208

Machinery - 1.6%
Caterpillar, Inc.	5,110	680,448
Dover Corp.	11,494	1,009,518
Ingersoll-Rand PLC	8,518	852,141
PACCAR, Inc.	8,377	548,861
Parker-Hannifin Corp.	435	71,692
Snap-on, Inc.	6,181	1,025,984

		4,188,644

Media - 1.7%
Charter Communications, Inc., Class A (B)	1,572	520,411
Comcast Corp., Class A	53,484	1,955,910
Discovery, Inc., Class C (B)	8,105	215,998
DISH Network Corp., Class A (B)	4,880	149,670
Omnicom Group, Inc.	19,437	1,513,753

		4,355,742

Metals & Mining - 0.4%
Nucor Corp.	16,997	1,040,896

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	10,410	321,877

Multiline Retail - 0.8%
Dollar General Corp.	7,211	832,365
Kohl’s Corp.	6,804	467,367
Target Corp.	12,335	900,455

		2,200,187

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	1,599	52,479
Chevron Corp.	39,713	4,553,096
ConocoPhillips	22,066	1,493,648
Devon Energy Corp.	1,093	29,129
Exxon Mobil Corp.	50,637	3,710,679
HollyFrontier Corp.	4,771	268,798
Kinder Morgan, Inc.	2,683	48,562
Marathon Petroleum Corp.	11,169	740,058
Occidental Petroleum Corp.	10,978	733,111
ONEOK, Inc.	3,457	221,974
Phillips 66	11,440	1,091,490

		12,943,024

Personal Products - 0.3%
Estee Lauder Cos., Inc., Class A	5,313	724,799

Pharmaceuticals - 4.6%
Allergan PLC	4,690	675,266
Bristol-Myers Squibb Co.	27,732	1,369,129
Johnson & Johnson	25,726	3,423,616

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	32,692	$ 2,433,266
Nektar Therapeutics (B)	2,277	96,408
Pfizer, Inc.	67,363	2,859,559
Zoetis, Inc.	12,714	1,095,438

		11,952,682

Professional Services - 0.4%
Nielsen Holdings PLC	5,394	138,518
Robert Half International, Inc.	12,557	809,047

		947,565

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (B)	13,527	618,860

Road & Rail - 1.1%
CSX Corp.	19,979	1,312,620
Norfolk Southern Corp.	5,918	992,686
Union Pacific Corp.	3,173	504,729

		2,810,035

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	14,151	1,398,968
Broadcom, Inc.	4,120	1,105,190
Intel Corp.	61,888	2,916,163
KLA-Tencor Corp.	5,399	575,371
Lam Research Corp.	2,161	366,462
Micron Technology, Inc. (B)	9,567	365,651
NVIDIA Corp.	1,463	210,306
Qorvo, Inc. (B)	2,733	178,629
QUALCOMM, Inc.	13,561	671,541
Texas Instruments, Inc.	18,976	1,910,504

		9,698,785

Software - 5.7%
Adobe, Inc. (B)	3,226	799,467
Citrix Systems, Inc.	1,847	189,391
Intuit, Inc.	12,118	2,615,307
Microsoft Corp.	86,501	9,033,299
Oracle Corp.	27,434	1,378,010
Red Hat, Inc. (B)	3,147	559,663
salesforce.com, Inc. (B)	474	72,034

		14,647,171

Specialty Retail - 2.9%
AutoZone, Inc. (B)	1,383	1,171,871
Best Buy Co., Inc.	6,728	398,567
Foot Locker, Inc.	1,206	67,403
Gap, Inc.	8,829	224,610
Home Depot, Inc.	19,220	3,527,447
Lowe’s Cos., Inc.	8,159	784,569
O’Reilly Automotive, Inc. (B)	494	170,262
Ross Stores, Inc.	7,191	662,435
TJX Cos., Inc.	2,087	103,786
Ulta Beauty, Inc. (B)	1,627	474,954

		7,585,904

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	56,683	9,434,319
Hewlett Packard Enterprise Co.	5,726	89,268
HP, Inc.	31,222	687,821
NetApp, Inc.	4,073	259,735

		10,471,143

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	10,409	$ 852,289
PVH Corp.	1,797	196,071
Tapestry, Inc.	9,257	358,338
Under Armour, Inc., Class A (B)	7,075	146,736

		1,553,434

Tobacco - 1.2%
Altria Group, Inc.	43,156	2,129,748
Philip Morris International, Inc.	13,147	1,008,638

		3,138,386

Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	3,297	973,901

Total Common Stocks (Cost $252,584,789)		253,423,203

	Shares	Value
EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
SPDR S&P 500 ETF Trust	19,213	$ 5,186,165

Total Exchange-Traded Fund (Cost $5,061,534)		5,186,165

Total Investments (Cost $257,646,323)		258,609,368
Net Other Assets (Liabilities) - 0.1%		375,655

Net Assets - 100.0%		$ 258,985,023

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$253,423,203	$—	$—	$253,423,203
Exchange-Traded Fund	5,186,165	—	—	5,186,165

Total Investments	$258,609,368	$—	$—	$258,609,368

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 4.0%
Boeing Co.	69,707	$ 26,880,413
Safran SA	38,256	5,013,703

		31,894,116

Automobiles - 1.0%
Tesla, Inc. (A)	26,694	8,195,592

Banks - 1.1%
JPMorgan Chase & Co.	61,562	6,371,667
SVB Financial Group (A)	11,007	2,568,814

		8,940,481

Beverages - 1.0%
Constellation Brands, Inc., Class A	19,176	3,330,104
Monster Beverage Corp. (A)	76,515	4,379,719

		7,709,823

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (A)	51,073	6,279,936
Biogen, Inc. (A)	9,214	3,075,449
BioMarin Pharmaceutical, Inc. (A)	55,571	5,455,405
Incyte Corp. (A)	18,895	1,522,748
Seattle Genetics, Inc. (A)	38,397	2,934,683
Vertex Pharmaceuticals, Inc. (A)	51,082	9,752,064

		29,020,285

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	82,625	3,742,912

Capital Markets - 2.3%
BlackRock, Inc.	5,804	2,409,124
Goldman Sachs Group, Inc.	24,552	4,861,542
Intercontinental Exchange, Inc.	48,881	3,752,106
MarketAxess Holdings, Inc.	14,335	3,078,728
S&P Global, Inc.	24,485	4,692,550

		18,794,050

Chemicals - 0.8%
PPG Industries, Inc.	42,825	4,515,468
Sherwin-Williams Co.	5,553	2,340,701

		6,856,169

Commercial Services & Supplies - 0.4%
Copart, Inc. (A)	59,525	3,013,751

Consumer Finance - 0.4%
Capital One Financial Corp.	37,409	3,014,791

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	95,904	5,280,474

Electrical Equipment - 0.8%
AMETEK, Inc.	49,085	3,578,297
Eaton Corp. PLC	36,077	2,750,871

		6,329,168

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	37,213	3,098,726

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 3.4%
Activision Blizzard, Inc.	123,446	$ 5,831,589
Electronic Arts, Inc. (A)	20,636	1,903,465
Netflix, Inc. (A)	57,701	19,589,489

		27,324,543

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	40,631	7,022,662
Crown Castle International Corp.	32,864	3,847,060

		10,869,722

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	64,586	13,862,093

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	81,613	5,916,126
Boston Scientific Corp. (A)	121,138	4,621,415
Edwards Lifesciences Corp. (A)	44,295	7,548,754
Intuitive Surgical, Inc. (A)	9,140	4,786,070
Teleflex, Inc.	13,413	3,668,455

		26,540,820

Health Care Providers & Services - 2.3%
UnitedHealth Group, Inc.	69,013	18,647,313

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (A)	6,202	3,284,641
Hilton Worldwide Holdings, Inc.	56,735	4,225,623
Marriott International, Inc., Class A	45,756	5,240,435
McDonald’s Corp.	28,797	5,148,327

		17,899,026

Household Products - 0.7%
Colgate-Palmolive Co.	83,379	5,392,954

Insurance - 0.4%
Allstate Corp.	35,740	3,140,474

Interactive Media & Services - 10.9%
Alphabet, Inc., Class A (A)	27,525	30,990,122
Alphabet, Inc., Class C (A)	17,760	19,826,731
Facebook, Inc., Class A (A)	135,712	22,621,833
Tencent Holdings, Ltd.	314,216	13,854,551

		87,293,237

Internet & Direct Marketing Retail - 8.7%
Alibaba Group Holding, Ltd., ADR (A)	64,988	10,949,828
Amazon.com, Inc. (A)	27,384	47,065,702
Booking Holdings, Inc. (A)	4,526	8,295,298
Farfetch, Ltd., Class A (A)	30,245	609,437
Wayfair, Inc., Class A (A) (B)	23,913	2,617,517

		69,537,782

IT Services - 10.7%
Adyen NV (A) (C)	5,491	4,070,792
EPAM Systems, Inc. (A)	24,958	3,531,058
FleetCor Technologies, Inc. (A)	49,179	9,924,814
Global Payments, Inc.	43,711	4,907,871
GoDaddy, Inc., Class A (A)	87,127	5,979,526
Mastercard, Inc., Class A	131,582	27,780,908
PayPal Holdings, Inc. (A)	132,344	11,746,853
Square, Inc., Class A (A)	64,129	4,575,604
Visa, Inc., Class A	99,353	13,413,649

		85,931,075

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (A)	24,648	$ 6,896,264
Thermo Fisher Scientific, Inc.	24,798	6,092,125

		12,988,389

Machinery - 1.9%
Gardner Denver Holdings, Inc. (A)	69,910	1,724,680
Illinois Tool Works, Inc.	28,726	3,944,367
Middleby Corp. (A)	22,804	2,682,206
Nordson Corp.	27,537	3,569,897
Snap-on, Inc.	21,329	3,540,401

		15,461,551

Media - 0.2%
Comcast Corp., Class A	48,880	1,787,542

Oil, Gas & Consumable Fuels - 0.6%
Concho Resources, Inc. (A)	16,629	1,992,820
Continental Resources, Inc. (A)	56,707	2,618,162

		4,610,982

Personal Products - 1.2%
Estee Lauder Cos., Inc., Class A	68,886	9,397,428

Pharmaceuticals - 2.6%
Allergan PLC	21,279	3,063,750
AstraZeneca PLC, ADR	201,312	7,363,993
Bristol-Myers Squibb Co.	126,559	6,248,218
Merck & Co., Inc.	54,146	4,030,087

		20,706,048

Professional Services - 0.6%
Equifax, Inc.	20,038	2,144,467
IHS Markit, Ltd. (A)	51,546	2,676,268

		4,820,735

Road & Rail - 1.3%
JB Hunt Transport Services, Inc.	21,108	2,259,400
Norfolk Southern Corp.	20,013	3,356,981
Union Pacific Corp.	32,450	5,161,821

		10,778,202

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	174,618	4,262,425
Broadcom, Inc.	20,472	5,491,614
Micron Technology, Inc. (A)	88,057	3,365,539
NVIDIA Corp.	33,596	4,829,425
ON Semiconductor Corp. (A)	127,598	2,557,064

		20,506,067

	Shares	Value
COMMON STOCKS (continued)
Software - 14.7%
Adobe, Inc. (A)	74,034	$ 18,347,106
Guidewire Software, Inc. (A)	51,809	4,490,804
Microsoft Corp.	367,879	38,417,604
Red Hat, Inc. (A)	23,210	4,127,666
salesforce.com, Inc. (A)	154,719	23,512,646
ServiceNow, Inc. (A)	31,859	7,009,617
Splunk, Inc. (A)	39,465	4,926,811
SS&C Technologies Holdings, Inc.	76,696	3,949,077
Workday, Inc., Class A (A)	71,790	13,032,039

		117,813,370

Specialty Retail - 1.5%
Home Depot, Inc.	33,642	6,174,316
TJX Cos., Inc.	113,536	5,646,146

		11,820,462

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	177,594	29,558,745
NetApp, Inc.	56,134	3,579,665

		33,138,410

Textiles, Apparel & Luxury Goods - 4.5%
Kering SA	10,124	5,069,718
Lululemon Athletica, Inc. (A)	29,394	4,344,727
NIKE, Inc., Class B	211,882	17,348,898
Under Armour, Inc., Class C (A)	204,675	3,876,544
VF Corp.	63,871	5,376,022

		36,015,909

Total Common Stocks (Cost $620,500,129)		802,174,472

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (D)	2,645,458	2,645,458

Total Other Investment Company (Cost $2,645,458)		2,645,458

Total Investments (Cost $623,145,587)		804,819,930
Net Other Assets (Liabilities) - (0.3)%		(2,225,090)

Net Assets - 100.0%		$ 802,594,840

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$774,165,708	$28,008,764	$—	$802,174,472
Other Investment Company	2,645,458	—	—	2,645,458

Total Investments	$776,811,166	$28,008,764	$—	$804,819,930

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,591,247. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $4,070,792, representing 0.5% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.0%
Boeing Co.	15,796	$ 6,091,254
Lockheed Martin Corp.	18,715	5,421,548

		11,512,802

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	24,974	2,166,994

Airlines - 0.9%
Delta Air Lines, Inc.	107,653	5,321,288

Auto Components - 0.7%
Lear Corp.	25,052	3,856,254

Banks - 10.3%
Bank of America Corp.	646,930	18,418,097
Citigroup, Inc.	179,260	11,555,100
Comerica, Inc.	8,263	650,629
Fifth Third Bancorp	214,791	5,760,695
JPMorgan Chase & Co.	110,063	11,391,520
SunTrust Banks, Inc.	113,319	6,733,415
Wells Fargo & Co.	105,206	5,145,625

		59,655,081

Beverages - 2.2%
Coca-Cola Co.	77,950	3,751,733
PepsiCo, Inc.	78,428	8,836,483

		12,588,216

Biotechnology - 4.7%
AbbVie, Inc.	63,013	5,059,314
Amgen, Inc.	58,677	10,979,053
Biogen, Inc. (A)	15,625	5,215,313
Gilead Sciences, Inc.	64,356	4,505,564
Regeneron Pharmaceuticals, Inc. (A)	3,090	1,326,444

		27,085,688

Capital Markets - 1.3%
Ameriprise Financial, Inc.	19,917	2,521,492
E*TRADE Financial Corp.	87,908	4,101,787
TD Ameritrade Holding Corp.	18,028	1,008,667

		7,631,946

Chemicals - 3.0%
Celanese Corp.	49,791	4,767,986
CF Industries Holdings, Inc.	3,450	150,592
DowDuPont, Inc.	10,199	548,808
Eastman Chemical Co.	64,022	5,161,454
LyondellBasell Industries NV, Class A	81,040	7,048,049

		17,676,889

Communications Equipment - 2.3%
Cisco Systems, Inc.	263,724	12,471,508
Palo Alto Networks, Inc. (A)	3,999	859,065

		13,330,573

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 2.1%
Capital One Financial Corp.	87,404	$ 7,043,888
Discover Financial Services	79,495	5,365,118

		12,409,006

Containers & Packaging - 1.0%
Avery Dennison Corp.	53,054	5,541,490

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	27,874	5,729,222

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	174,786	5,254,067
CenturyLink, Inc.	48,842	748,259
Verizon Communications, Inc.	99,927	5,501,981

		11,504,307

Electric Utilities - 2.6%
Edison International	117,653	6,702,691
Entergy Corp.	72,672	6,481,616
Southern Co.	43,526	2,115,364

		15,299,671

Electrical Equipment - 1.4%
Emerson Electric Co.	114,177	7,475,168
Rockwell Automation, Inc.	3,778	640,447

		8,115,615

Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	71,066	2,095,026

Entertainment - 0.8%
Cinemark Holdings, Inc.	13,098	535,970
Viacom, Inc., Class B	59,409	1,747,813
Walt Disney Co.	23,008	2,565,852

		4,849,635

Equity Real Estate Investment Trusts - 2.9%
Brixmor Property Group, Inc.	122,590	2,099,967
Extra Space Storage, Inc.	45,257	4,462,793
Hospitality Properties Trust	13,875	369,907
Host Hotels & Resorts, Inc.	108,334	1,956,512
Simon Property Group, Inc.	44,813	8,161,344

		17,050,523

Food & Staples Retailing - 2.0%
Kroger Co.	4,937	139,865
Sysco Corp.	88,873	5,674,541
Walgreens Boots Alliance, Inc.	27,421	1,981,442
Walmart, Inc.	41,207	3,948,867

		11,744,715

Food Products - 1.3%
Conagra Brands, Inc.	103,958	2,249,651
Ingredion, Inc.	48,246	4,776,354
Kellogg Co.	13,867	818,292

		7,844,297

Health Care Equipment & Supplies - 1.1%
ABIOMED, Inc. (A)	11,586	4,067,497

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	9,548	$ 1,627,170
Medtronic PLC	7,018	620,321

		6,314,988

Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	64,901	3,243,103
Cigna Corp. (A)	17,302	3,457,113
Encompass Health Corp.	45,500	3,041,220
Quest Diagnostics, Inc.	43,096	3,764,435

		13,505,871

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	94,090	5,417,702

Household Products - 2.3%
Colgate-Palmolive Co.	120,582	7,799,244
Procter & Gamble Co.	58,194	5,613,975

		13,413,219

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	388,174	6,362,172

Industrial Conglomerates - 0.9%
3M Co.	8,929	1,788,479
General Electric Co.	14,234	144,617
Honeywell International, Inc.	21,341	3,065,208

		4,998,304

Insurance - 5.2%
Allstate Corp.	81,936	7,199,716
American National Insurance Co.	41,524	5,779,726
Athene Holding, Ltd., Class A (A)	17,466	749,291
Cincinnati Financial Corp.	59,525	4,828,668
CNA Financial Corp., Class A	11,714	537,204
Hartford Financial Services Group, Inc.	112,486	5,277,843
Loews Corp.	4,611	220,867
Progressive Corp.	81,212	5,464,756

		30,058,071

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc. (A)	245	449,038

IT Services - 3.5%
Amdocs, Ltd.	24,166	1,350,396
Cognizant Technology Solutions Corp., Class A	6,693	466,368
DXC Technology Co.	654	41,935
International Business Machines Corp.	84,303	11,332,009
Mastercard, Inc., Class A	8,069	1,703,608
Visa, Inc., Class A	40,278	5,437,933

		20,332,249

Machinery - 2.6%
Allison Transmission Holdings, Inc., Class A	116,753	5,682,368
Dover Corp.	71,596	6,288,277
Ingersoll-Rand PLC	21,806	2,181,472
Snap-on, Inc.	4,843	803,890

		14,956,007

	Shares	Value
COMMON STOCKS (continued)
Media - 1.5%
Comcast Corp., Class A	66,962	$ 2,448,800
Omnicom Group, Inc.	77,607	6,044,033

		8,492,833

Metals & Mining - 1.1%
Nucor Corp.	108,880	6,667,811

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	72,781	2,250,388

Multiline Retail - 1.0%
Target Corp.	82,423	6,016,879

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	139,144	15,952,860
ConocoPhillips	26,358	1,784,173
Exxon Mobil Corp.	205,068	15,027,383
HollyFrontier Corp.	47,742	2,689,784
Marathon Petroleum Corp.	76,040	5,038,410
Occidental Petroleum Corp.	121,408	8,107,626
Phillips 66	80,545	7,684,799

		56,285,035

Paper & Forest Products - 0.1%
Domtar Corp.	16,435	770,801

Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	97,180	4,797,777
Jazz Pharmaceuticals PLC (A)	40,176	5,057,757
Johnson & Johnson	89,495	11,909,995
Merck & Co., Inc.	61,536	4,580,124
Pfizer, Inc.	161,241	6,844,680
Zoetis, Inc.	42,238	3,639,226

		36,829,559

Road & Rail - 0.5%
CSX Corp.	10,324	678,287
Norfolk Southern Corp.	14,851	2,491,107

		3,169,394

Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	17,343	1,714,529
Broadcom, Inc.	14,893	3,995,047
Intel Corp.	255,302	12,029,830
KLA-Tencor Corp.	17,508	1,865,828
Texas Instruments, Inc.	53,054	5,341,477

		24,946,711

Software - 1.2%
Intuit, Inc.	26,365	5,690,095
Oracle Corp.	27,336	1,373,087

		7,063,182

Specialty Retail - 1.8%
AutoZone, Inc. (A)	5,665	4,800,181
Home Depot, Inc.	31,077	5,703,562

		10,503,743

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	27,300	4,543,812
HP, Inc.	143,697	3,165,645

		7,709,457

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.0% (B)
Tapestry, Inc.	2,325	$ 90,001

Tobacco - 2.7%
Altria Group, Inc.	207,104	10,220,582
Philip Morris International, Inc.	72,273	5,544,785

		15,765,367

Trading Companies & Distributors - 0.9%
WW Grainger, Inc.	17,218	5,086,025

Wireless Telecommunication Services - 0.1%
Sprint Corp. (A)	126,368	788,536

Total Common Stocks (Cost $581,996,557)		571,252,581

	Shares	Value
EXCHANGE-TRADED FUND - 1.4%
U.S. Equity Fund - 1.4%
iShares Russell 1000 Value ETF	70,938	$ 8,479,219

Total Exchange-Traded Fund (Cost $8,457,132)		8,479,219

Total Investments (Cost $590,453,689)		579,731,800
Net Other Assets (Liabilities) - 0.4%		2,039,605

Net Assets - 100.0%		$ 581,771,405

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$571,252,581	$—	$—	$571,252,581
Exchange-Traded Fund	8,479,219	—	—	8,479,219

Total Investments	$579,731,800	$—	$—	$579,731,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 104.7%
Aerospace & Defense - 2.5%
General Dynamics Corp. (A)	1,060	$ 181,440
Northrop Grumman Corp.	396	109,118

		290,558

Air Freight & Logistics - 0.2%
FedEx Corp.	129	22,907

Airlines - 0.7%
Delta Air Lines, Inc.	813	40,186
United Continental Holdings, Inc. (B)	425	37,090

		77,276

Auto Components - 0.4%
BorgWarner, Inc.	1,144	46,790

Banks - 4.3%
Bank of America Corp.	3,725	106,051
BB&T Corp.	811	39,577
Citigroup, Inc.	743	47,894
KeyCorp	4,857	79,995
M&T Bank Corp.	81	13,328
SunTrust Banks, Inc.	1,002	59,539
SVB Financial Group (B)	407	94,985
Wells Fargo & Co.	359	17,558
Zions Bancorp NA	593	28,221

		487,148

Beverages - 1.2%
Coca-Cola Co.	1,567	75,420
Constellation Brands, Inc., Class A	361	62,691

		138,111

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (B)	242	29,756
Biogen, Inc. (B)	169	56,409
Celgene Corp. (B)	679	60,064
Vertex Pharmaceuticals, Inc. (B)	412	78,655

		224,884

Building Products - 0.2%
Masco Corp.	542	17,566

Capital Markets - 2.5%
Ameriprise Financial, Inc.	282	35,701
CME Group, Inc.	784	142,908
Morgan Stanley	2,490	105,327

		283,936

Chemicals - 3.6%
Celanese Corp.	1,280	122,573
DowDuPont, Inc.	464	24,968
Eastman Chemical Co.	586	47,243
FMC Corp.	435	34,713
Linde PLC	912	148,665
RPM International, Inc.	634	36,239

		414,401

Consumer Finance - 0.3%
American Express Co.	344	35,329

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.1%
Avery Dennison Corp.	1,259	$ 131,503

Electric Utilities - 5.5%
American Electric Power Co., Inc.	310	24,527
Evergy, Inc. (A)	2,947	168,922
Exelon Corp.	2,339	111,711
NextEra Energy, Inc. (A)	1,159	207,438
Xcel Energy, Inc.	2,231	116,815

		629,413

Energy Equipment & Services - 0.3%
TechnipFMC PLC	1,475	33,866

Entertainment - 1.3%
Electronic Arts, Inc. (B)	1,642	151,458

Equity Real Estate Investment Trusts - 3.2%
AvalonBay Communities, Inc.	473	91,251
Brixmor Property Group, Inc.	1,353	23,177
Equity Residential	554	40,198
Prologis, Inc.	1,271	87,902
Ventas, Inc.	1,344	86,675
Vornado Realty Trust	554	38,730

		367,933

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	142	30,477

Food Products - 1.7%
Hershey Co.	283	30,026
Mondelez International, Inc., Class A (A)	3,643	168,525

		198,551

Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (B)	4,165	158,895
Intuitive Surgical, Inc. (B)	35	18,327
Medtronic PLC	1,060	93,694
Zimmer Biomet Holdings, Inc.	877	96,084

		367,000

Health Care Providers & Services - 4.8%
Anthem, Inc.	208	63,024
Cigna Corp. (A) (B)	1,051	210,000
DaVita, Inc. (B)	1,311	73,586
McKesson Corp.	278	35,654
UnitedHealth Group, Inc. (A)	533	144,017
Universal Health Services, Inc., Class B	144	19,084

		545,365

Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings, Inc.	327	24,355
Royal Caribbean Cruises, Ltd.	880	105,644
Yum! Brands, Inc.	1,430	134,391

		264,390

Household Durables - 0.5%
MDC Holdings, Inc.	1,599	52,655

Household Products - 0.7%
Procter & Gamble Co.	879	84,797

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	869	124,814

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.2%
Allstate Corp.	1,075	$ 94,460
Arthur J. Gallagher & Co.	466	34,815
Axis Capital Holdings, Ltd.	756	40,484
Lincoln National Corp.	1,082	63,286
Travelers Cos., Inc.	186	23,351

		256,396

Interactive Media & Services - 4.7%
Alphabet, Inc., Class C (A) (B)	486	542,556

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (A) (B)	192	329,996
Expedia Group, Inc.	1,070	127,598

		457,594

IT Services - 6.1%
Automatic Data Processing, Inc.	1,159	162,074
Cognizant Technology Solutions Corp., Class A	531	37,000
First Data Corp., Class A (B)	4,101	101,090
Fiserv, Inc. (B)	1,399	116,019
Mastercard, Inc., Class A	460	97,120
PayPal Holdings, Inc. (B)	1,360	120,714
Visa, Inc., Class A	481	64,940

		698,957

Machinery - 1.4%
Ingersoll-Rand PLC	708	70,828
Stanley Black & Decker, Inc.	698	88,255

		159,083

Media - 3.0%
Altice USA, Inc., Class A	1,837	36,079
Charter Communications, Inc., Class A (B)	394	130,434
Comcast Corp., Class A	2,144	78,406
Discovery, Inc., Class A (B)	2,682	76,115
Discovery, Inc., Class C (B)	666	17,749

		338,783

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	907	49,477
Sempra Energy	508	59,426

		108,903

Multiline Retail - 1.5%
Dollar General Corp.	475	54,829
Dollar Tree, Inc. (B)	1,195	115,712

		170,541

Oil, Gas & Consumable Fuels - 7.5%
Concho Resources, Inc. (B)	619	74,181
Diamondback Energy, Inc.	759	78,268
EOG Resources, Inc. (A)	1,703	168,938
Marathon Petroleum Corp.	2,335	154,717
Occidental Petroleum Corp.	1,811	120,938
ONEOK, Inc.	834	53,551
Parsley Energy, Inc., Class A (B)	3,726	69,229
Pioneer Natural Resources Co.	999	142,178

		862,000

Pharmaceuticals - 1.6%
Eli Lilly & Co.	412	49,382

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	767	$ 57,088
Pfizer, Inc.	1,715	72,802

		179,272

Road & Rail - 7.1%
Canadian Pacific Railway, Ltd.	459	94,049
Norfolk Southern Corp. (A)	2,026	339,841
Union Pacific Corp. (A)	2,367	376,519

		810,409

Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc. (A)	1,586	156,792
Broadcom, Inc.	180	48,285
NVIDIA Corp.	1,009	145,044
NXP Semiconductors NV	993	86,421
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,922	72,305
Texas Instruments, Inc. (A)	2,037	205,085

		713,932

Software - 5.4%
Adobe, Inc. (B)	181	44,856
Anaplan, Inc. (B)	2,593	81,394
Intuit, Inc.	172	37,121
Microsoft Corp. (A)	1,491	155,705
Oracle Corp.	592	29,736
salesforce.com, Inc. (A) (B)	1,531	232,666
ServiceNow, Inc. (B)	191	42,024

		623,502

Specialty Retail - 5.6%
Advance Auto Parts, Inc.	171	27,223
AutoZone, Inc. (B)	158	133,880
Best Buy Co., Inc.	409	24,229
Home Depot, Inc.	407	74,697
Lowe’s Cos., Inc.	478	45,964
O’Reilly Automotive, Inc. (A) (B)	420	144,757
Ross Stores, Inc.	1,665	153,380
TJX Cos., Inc.	770	38,292

		642,422

Technology Hardware, Storage & Peripherals - 0.0% (C)
Seagate Technology PLC	107	4,738

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc., Class B	425	34,799
PVH Corp.	956	104,309

		139,108

Tobacco - 1.1%
Philip Morris International, Inc.	1,683	129,120

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (B)	585	24,535

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc. (B)	1,649	114,803

Total Common Stocks (Cost $10,515,604)		11,997,782

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 1.45% (D), dated 01/31/2019, to be repurchased at $205,215 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $211,764.

	$ 205,207	$ 205,207

Total Repurchase Agreement (Cost $205,207)		205,207

Total Investments (Cost $10,720,811)		12,202,989

	Shares	Value
SECURITIES SOLD SHORT - (71.5)%
COMMON STOCKS - (71.5)%
Aerospace & Defense - (2.4)%
Huntington Ingalls Industries, Inc.	(325)	(67,096)
Lockheed Martin Corp.	(333)	(96,467)
Raytheon Co.	(249)	(41,025)
Textron, Inc.	(1,216)	(64,728)

		(269,316)

Air Freight & Logistics - (0.6)%
CH Robinson Worldwide, Inc.	(86)	(7,462)
Expeditors International of Washington, Inc.	(508)	(35,205)
United Parcel Service, Inc., Class B	(243)	(25,612)

		(68,279)

Auto Components - (0.2)%
Autoliv, Inc.	(214)	(17,088)
Veoneer, Inc.	(214)	(6,379)

		(23,467)

Automobiles - (1.3)%
General Motors Co.	(2,159)	(84,244)
Harley-Davidson, Inc.	(424)	(15,629)
Tesla, Inc.	(174)	(53,421)

		(153,294)

Banks - (1.9)%
Associated Banc-Corp.	(3,300)	(71,445)
BancorpSouth Bank	(925)	(26,991)
Bank of Hawaii Corp.	(666)	(51,502)
First Hawaiian, Inc.	(1,327)	(34,144)
People’s United Financial, Inc.	(2,153)	(35,266)

		(219,348)

Beverages - (0.8)%
Brown-Forman Corp., Class B	(1,838)	(86,846)

Biotechnology - (0.9)%
AbbVie, Inc.	(455)	(36,532)
Amgen, Inc.	(277)	(51,830)
Gilead Sciences, Inc.	(239)	(16,732)

		(105,094)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Building Products - (0.7)%
Johnson Controls International PLC	(2,528)	$ (85,371)

Capital Markets - (2.2)%
BlackRock, Inc.	(56)	(23,244)
Federated Investors, Inc., Class B	(1,830)	(47,818)
Franklin Resources, Inc.	(368)	(10,897)
Goldman Sachs Group, Inc.	(105)	(20,791)
Invesco, Ltd.	(896)	(16,325)
Legg Mason, Inc.	(1,182)	(35,224)
State Street Corp.	(367)	(26,020)
T. Rowe Price Group, Inc.	(329)	(30,748)
Waddell & Reed Financial, Inc., Class A	(2,238)	(38,315)

		(249,382)

Chemicals - (2.3)%
Albemarle Corp.	(1,109)	(89,530)
LyondellBasell Industries NV, Class A	(1,332)	(115,844)
PPG Industries, Inc.	(532)	(56,094)

		(261,468)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(242)	(11,444)
Juniper Networks, Inc.	(1,830)	(47,470)

		(58,914)

Construction Materials - (0.3)%
Martin Marietta Materials, Inc.	(90)	(15,901)
Vulcan Materials Co.	(167)	(16,976)

		(32,877)

Diversified Telecommunication Services - (0.8)%
AT&T, Inc.	(1,110)	(33,367)
Verizon Communications, Inc.	(1,082)	(59,575)

		(92,942)

Electric Utilities - (3.8)%
Duke Energy Corp.	(1,537)	(134,918)
Eversource Energy	(806)	(55,944)
Southern Co.	(5,065)	(246,159)

		(437,021)

Electrical Equipment - (1.9)%
Acuity Brands, Inc.	(566)	(68,435)
Emerson Electric Co.	(266)	(17,415)
Hubbell, Inc.	(818)	(89,432)
Rockwell Automation, Inc., Class B	(132)	(22,377)
Sensata Technologies Holding PLC	(363)	(17,242)

		(214,901)

Electronic Equipment, Instruments & Components - (0.5)%
Amphenol Corp., Class A	(647)	(56,884)

Energy Equipment & Services - (2.1)%
Halliburton Co.	(962)	(30,168)
Helmerich & Payne, Inc.	(1,020)	(57,110)
National Oilwell Varco, Inc.	(549)	(16,185)
Schlumberger, Ltd.	(2,991)	(132,232)

		(235,695)

Entertainment - (0.6)%
Viacom, Inc., Class B	(2,206)	(64,901)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - (2.8)%
Apartment Investment & Management Co., Class A	(392)	$ (19,412)
Apple Hospitality REIT, Inc.	(1,786)	(29,308)
Macerich Co.	(631)	(29,127)
Public Storage	(399)	(84,796)
Regency Centers Corp.	(174)	(11,310)
Simon Property Group, Inc.	(326)	(59,371)
Taubman Centers, Inc.	(228)	(11,354)
Welltower, Inc.	(990)	(76,715)

		(321,393)

Food & Staples Retailing - (1.3)%
Kroger Co.	(2,281)	(64,621)
Sysco Corp.	(771)	(49,228)
Walgreens Boots Alliance, Inc.	(549)	(39,671)

		(153,520)

Food Products - (0.7)%
General Mills, Inc.	(806)	(35,819)
Kellogg Co.	(657)	(38,769)

		(74,588)

Gas Utilities - (0.3)%
National Fuel Gas Co.	(590)	(33,807)

Health Care Equipment & Supplies - (2.9)%
Abbott Laboratories	(1,787)	(130,415)
DENTSPLY SIRONA, Inc.	(1,622)	(68,043)
Edwards Lifesciences Corp.	(105)	(17,894)
Stryker Corp.	(298)	(52,916)
Varian Medical Systems, Inc.	(475)	(62,714)

		(331,982)

Health Care Providers & Services - (2.2)%
Cardinal Health, Inc.	(2,592)	(129,522)
Henry Schein, Inc.	(972)	(75,524)
Patterson Cos., Inc.	(2,047)	(45,628)

		(250,674)

Health Care Technology - (0.4)%
Cerner Corp.	(885)	(48,595)

Hotels, Restaurants & Leisure - (1.8)%
Chipotle Mexican Grill, Inc.	(346)	(183,245)
Starbucks Corp.	(277)	(18,875)

		(202,120)

Household Products - (1.9)%
Church & Dwight Co., Inc.	(251)	(16,217)
Clorox Co.	(479)	(71,074)
Colgate-Palmolive Co.	(1,954)	(126,385)

		(213,676)

Industrial Conglomerates - (0.8)%
3M Co.	(433)	(86,730)

Insurance - (2.2)%
Aflac, Inc.	(210)	(10,017)
Arch Capital Group, Ltd.	(903)	(26,503)
Chubb, Ltd.	(758)	(100,852)
RenaissanceRe Holdings, Ltd.	(169)	(23,327)
Torchmark Corp.	(481)	(40,288)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	(635)	$ (22,073)
WR Berkley Corp.	(407)	(31,294)

		(254,354)

Interactive Media & Services - (0.4)%
Snap, Inc., Class A	(2,597)	(17,348)
Twitter, Inc.	(959)	(32,184)

		(49,532)

Internet & Direct Marketing Retail - (1.3)%
eBay, Inc.	(4,346)	(146,243)

IT Services - (0.7)%
Infosys, Ltd., ADR	(3,511)	(37,919)
International Business Machines Corp.	(343)	(46,106)

		(84,025)

Leisure Products - (0.4)%
Mattel, Inc.	(4,241)	(50,213)

Machinery - (0.8)%
Donaldson Co., Inc.	(855)	(40,424)
Illinois Tool Works, Inc.	(387)	(53,139)

		(93,563)

Media - (3.5)%
AMC Networks, Inc., Class A	(1,472)	(92,648)
Interpublic Group of Cos., Inc.	(4,191)	(95,345)
News Corp., Class A	(6,341)	(81,355)
Omnicom Group, Inc.	(1,686)	(131,306)

		(400,654)

Metals & Mining - (0.6)%
Compass Minerals International, Inc.	(1,324)	(69,179)

Multi-Utilities - (1.5)%
Dominion Energy, Inc.	(2,204)	(154,809)
NiSource, Inc.	(666)	(18,168)

		(172,977)

Multiline Retail - (0.8)%
Kohl’s Corp.	(549)	(37,711)
Target Corp.	(780)	(56,940)

		(94,651)

Oil, Gas & Consumable Fuels - (3.5)%
Apache Corp.	(1,572)	(51,593)
Chevron Corp.	(478)	(54,803)
Enbridge, Inc.	(1,939)	(71,006)
Exxon Mobil Corp.	(1,385)	(101,493)
Hess Corp.	(1,228)	(66,312)
Range Resources Corp.	(4,836)	(53,341)

		(398,548)

Paper & Forest Products - (0.7)%
Domtar Corp.	(1,602)	(75,134)

Pharmaceuticals - (0.3)%
Bristol-Myers Squibb Co.	(741)	(36,583)

Professional Services - (1.1)%
Equifax, Inc.	(183)	(19,585)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc.	(1,196)	$ (77,058)
TransUnion	(524)	(31,870)

		(128,513)

Road & Rail - (1.7)%
Heartland Express, Inc.	(5,466)	(109,375)
Knight-Swift Transportation Holdings, Inc.	(485)	(15,399)
Ryder System, Inc.	(630)	(36,483)
Schneider National, Inc., Class B	(1,677)	(35,619)

		(196,876)

Semiconductors & Semiconductor Equipment - (4.2)%
Applied Materials, Inc.	(1,354)	(52,914)
Intel Corp.	(892)	(42,031)
KLA-Tencor Corp.	(283)	(30,159)
Lam Research Corp.	(459)	(77,837)
Maxim Integrated Products, Inc., Class A	(601)	(32,616)
Microchip Technology, Inc.	(409)	(32,872)
Micron Technology, Inc.	(2,637)	(100,786)
Qorvo, Inc.	(762)	(49,805)
QUALCOMM, Inc.	(617)	(30,554)
Skyworks Solutions, Inc.	(504)	(36,812)

		(486,386)

Software - (0.3)%
Citrix Systems, Inc.	(165)	(16,919)
Teradata Corp.	(479)	(21,258)

		(38,177)

Specialty Retail - (2.7)%
Abercrombie & Fitch Co., Class A	(1,491)	(32,310)
American Eagle Outfitters, Inc.	(553)	(11,679)
Ascena Retail Group, Inc.	(6,482)	(15,881)
AutoNation, Inc.	(362)	(14,028)
Bed Bath & Beyond, Inc.	(3,747)	(56,542)
Buckle, Inc.	(358)	(6,218)
CarMax, Inc.	(863)	(50,727)
DSW, Inc., Class A	(1,891)	(51,530)
Express, Inc.	(2,712)	(14,374)
Gap, Inc.	(709)	(18,037)
L Brands, Inc.	(330)	(9,187)
Williams-Sonoma, Inc.	(625)	(34,019)

		(314,532)

Technology Hardware, Storage & Peripherals - (3.1)%
Apple, Inc.	(389)	(64,745)
HP, Inc.	(2,233)	(49,193)
NetApp, Inc.	(415)	(26,465)
Seagate Technology PLC	(2,914)	(129,032)
Western Digital Corp.	(1,779)	(80,037)

		(349,472)

Textiles, Apparel & Luxury Goods - (1.9)%
Carter’s, Inc.	(293)	(24,290)
Hanesbrands, Inc.	(5,340)	(80,046)
Under Armour, Inc., Class C	(1,070)	(20,266)
Under Armour, Inc., Class A	(2,850)	(59,109)
VF Corp.	(446)	(37,540)

		(221,251)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Water Utilities - (0.3)%
American Water Works Co., Inc.	(192)	$ (18,369)
Aqua America, Inc.	(503)	(17,630)

		(35,999)

Wireless Telecommunication Services - (0.6)%
Sprint Corp.	(10,131)	(63,217)

Total Common Stocks (Proceeds $(8,530,924))		(8,193,164)

Total Securities Sold Short (Proceeds $(8,530,924))		(8,193,164)

Net Other Assets (Liabilities) - 65.0%		7,444,909

Net Assets - 100.0%		$ 11,454,734

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,997,782	$—	$—	$11,997,782
Repurchase Agreement	—	205,207	—	205,207

Total Investments	$11,997,782	$205,207	$—	$12,202,989

LIABILITIES
Securities Sold Short
Common Stocks	$(8,193,164)	$—	$—	$(8,193,164)

Total Securities Sold Short	$(8,193,164)	$—	$—	$(8,193,164)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of such securities is $2,711,584.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 83.2%
U.S. Treasury Bills 2.23% (A), 02/07/2019	$ 1,576,000	$ 1,575,404
2.32% (A), 03/14/2019	1,985,000	1,979,699
2.38% (A), 02/14/2019	6,349,000	6,343,703
2.52% (A), 05/23/2019	23,782,000	23,608,213
2.53% (A), 05/16/2019 - 07/18/2019	79,876,000	79,294,771
2.54% (A), 07/11/2019	7,208,000	7,130,995

Total Short-Term U.S. Government Obligations (Cost $119,905,797)		119,932,785

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 12.0%
Money Market Funds - 12.0%
BlackRock Liquidity Funds T-Fund Portfolio	1,018,471	1,018,471
Dreyfus Treasury Cash Management	4,073,882	4,073,882
UBS Select Treasury Preferred	12,120,497	12,120,497

Total Short-Term Investment Companies (Cost $17,212,850)		17,212,850

Total Investments (Cost $137,118,647)		137,145,635
Net Other Assets (Liabilities) - 4.8%		6,946,040

Net Assets - 100.0%		$ 144,091,675

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/29/2019	USD	1,831,221	16,000	$6,529	$—	$6,529
10-Year Italy Government Bond Futures	BOA	Pay	Maturity	03/07/2019	EUR	639,944	5,000	9,049	—	9,049
10-Year Japan Government Bond Futures	BOA	Pay	Maturity	03/13/2019	JPY	2,736,257,210	18,000,000	134,797	—	134,797
10-Year U.K. Gilt Futures	BOA	Pay	Maturity	03/27/2019	GBP	2,811,228	23,000	39,298	—	39,298
10-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2019	USD	1,462,323	12,000	7,115	—	7,115
20-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2019	USD	1,459,846	10,000	7,966	—	7,966
Aluminum Futures	CITI	Receive	Maturity	03/18/2019	USD	776,094	400	11,494	—	11,494
BM&F Bovespa Index Futures	MLI	Pay	Maturity	02/13/2019	BRL	5,624,393	60	64,736	—	64,736
Cocoa Futures	MLI	Pay	Maturity	04/30/2019	GBP	16,240	10	(459)	—	(459)
Cocoa Futures	CITI	Pay	Maturity	04/30/2019	GBP	16,250	10	(472)	—	(472)
Coffee Futures	MLI	Receive	Maturity	02/08/2019	USD	710,437	600,000	75,037	—	75,037
Copper Futures	CITI	Receive	Maturity	03/18/2019	USD	153,425	25	(763)	—	(763)
Corn Futures	MLI	Receive	Maturity	02/22/2019	USD	94,250	25,000	125	—	125
Euro OAT Futures	BOA	Pay	Maturity	03/07/2019	EUR	6,799,559	45,000	93,675	—	93,675
German Euro BOBL Futures	BOA	Pay	Maturity	03/07/2019	EUR	23,418,484	177,000	126,050	—	126,050
German Euro Bond Futures	BOA	Pay	Maturity	03/07/2019	EUR	358,394	2,000	15,253	—	15,253
German Euro Bund Futures	BOA	Pay	Maturity	03/07/2019	EUR	9,143,384	56,000	153,532	—	153,532
German Euro Schatz Futures	BOA	Pay	Maturity	03/07/2019	EUR	16,896,542	151,000	(3,911)	—	(3,911)
HG Copper Futures	MLI	Receive	Maturity	02/28/2019	USD	140,238	50,000	987	(50)	1,037
HG Copper Futures	CITI	Receive	Maturity	02/28/2019	USD	210,000	75,000	1,125	—	1,125
HSCEI China Index Futures	GSI	Receive	Maturity	02/27/2019	HKD	2,719,083	250	(8,782)	—	(8,782)
KOSPI 200 Index Futures	MLI	Receive	Maturity	03/14/2019	KRW	262,528,700	1,000,000	(22,623)	—	(22,623)
Natural Gas Futures	CITI	Receive	Maturity	02/26/2019	USD	57,900	20,000	1,400	—	1,400
Nickel Futures	CITI	Receive	Maturity	03/18/2019	USD	195,057	18	(28,980)	—	(28,980)
Palladium Futures	CITI	Pay	Maturity	02/28/2019	USD	460,320	400	62,560	—	62,560
Platinum Futures	MLI	Receive	Maturity	03/29/2019	USD	40,710	50	(495)	—	(495)
Platinum Futures	CITI	Receive	Maturity	03/29/2019	USD	41,238	50	3	—	3
RBOB Gasoline Futures	GSI	Receive	Maturity	02/27/2019	USD	462,359	336,000	(4,009)	—	(4,009)
Soybean Meal Futures	CITI	Receive	Maturity	02/22/2019	USD	535,697	1,700	8,697	—	8,697
Soybean Meal Futures	MLI	Receive	Maturity	02/22/2019	USD	405,580	1,300	2,580	—	2,580
Soybean Oil Futures	CITI	Receive	Maturity	02/22/2019	USD	120,406	420,000	(6,308)	—	(6,308)
Swiss Market Index Futures	MLI	Pay	Maturity	03/15/2019	CHF	710,357	80	(1,002)	—	(1,002)
U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2019	USD	805,424	5,000	982	—	982
Wheat Futures	MLI	Receive	Maturity	02/22/2019	USD	25,513	5,000	563	—	563
WTI Crude Oil Futures	MLI	Pay	Maturity	02/19/2019	USD	49,950	1,000	4,070	—	4,070
Zinc Futures	CITI	Receive	Maturity	03/18/2019	USD	60,650	25	(7,813)	—	(7,813)

Total								$742,006	$(50)	$742,056

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

Value
OTC Swap Agreements, at value (Assets)	$ 827,623
OTC Swap Agreements, at value (Liabilities)	$ (85,617)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	15	06/17/2019	$3,648,248	$3,651,563	$3,315	$—
90-Day Eurodollar	Short	(4)	09/16/2019	(972,844)	(973,900)	—	(1,056)
90-Day Eurodollar	Short	(25)	12/16/2019	(6,077,933)	(6,086,875)	—	(8,942)
90-Day Eurodollar	Short	(11)	03/16/2020	(2,676,349)	(2,680,563)	—	(4,214)
90-Day Eurodollar	Long	2	06/15/2020	487,252	487,650	398	—
90-Day Eurodollar	Long	14	09/14/2020	3,411,292	3,415,125	3,833	—
90-Day Eurodollar	Long	22	12/14/2020	5,359,268	5,366,075	6,807	—
90-Day Sterling	Long	9	06/19/2019	1,461,642	1,461,900	258	—
90-Day Sterling	Long	13	09/18/2019	2,110,056	2,110,781	725	—
90-Day Sterling	Long	13	12/18/2019	2,108,862	2,109,609	747	—
90-Day Sterling	Long	12	03/18/2020	1,945,855	1,946,840	985	—
90-Day Sterling	Long	13	06/17/2020	2,107,164	2,108,330	1,166	—
90-Day Sterling	Long	14	09/16/2020	2,268,336	2,269,706	1,370	—
90-Day Sterling	Long	15	12/16/2020	2,429,577	2,431,090	1,513	—
3-Month Aluminum	Long	5	02/05/2019	248,115	236,570	—	(11,545)
3-Month Aluminum	Short	(5)	02/05/2019	(247,198)	(236,570)	10,628	—
3-Month Aluminum	Long	4	02/19/2019	194,337	190,044	—	(4,293)
3-Month Aluminum	Short	(4)	02/19/2019	(193,944)	(190,044)	3,900	—
3-Month Aluminum	Long	2	02/20/2019	96,906	95,050	—	(1,856)
3-Month Aluminum	Short	(2)	02/20/2019	(96,959)	(95,050)	1,909	—
3-Month Aluminum	Long	1	02/27/2019	48,384	47,619	—	(765)
3-Month Aluminum	Short	(1)	02/27/2019	(48,376)	(47,619)	757	—
3-Month Aluminum	Long	3	02/28/2019	145,071	142,905	—	(2,166)
3-Month Aluminum	Short	(3)	02/28/2019	(145,159)	(142,905)	2,254	—
3-Month Aluminum	Long	3	03/05/2019	147,865	143,130	—	(4,735)
3-Month Aluminum	Short	(3)	03/05/2019	(147,941)	(143,130)	4,811	—
3-Month Aluminum	Long	3	03/06/2019	145,664	143,160	—	(2,504)
3-Month Aluminum	Short	(3)	03/06/2019	(145,516)	(143,160)	2,356	—
3-Month Aluminum	Long	3	03/07/2019	147,168	143,190	—	(3,978)
3-Month Aluminum	Short	(3)	03/07/2019	(146,779)	(143,190)	3,589	—
3-Month Aluminum	Long	3	03/11/2019	146,372	143,310	—	(3,062)
3-Month Aluminum	Short	(3)	03/11/2019	(146,229)	(143,310)	2,919	—
3-Month Aluminum	Long	4	03/19/2019	192,748	191,163	—	(1,585)
3-Month Aluminum	Short	(4)	03/19/2019	(192,190)	(191,163)	1,027	—
3-Month Aluminum	Long	2	04/10/2019	92,981	95,283	2,302	—
3-Month Aluminum	Short	(2)	04/10/2019	(92,699)	(95,283)	—	(2,584)
3-Month Aluminum	Long	1	04/18/2019	46,703	47,625	922	—
3-Month Aluminum	Short	(1)	04/18/2019	(46,611)	(47,625)	—	(1,014)
3-Month Aluminum	Long	1	04/23/2019	47,690	47,677	—	(13)
3-Month Aluminum	Short	(1)	04/23/2019	(47,614)	(47,677)	—	(63)
3-Month Aluminum	Long	1	04/24/2019	47,203	47,688	485	—
3-Month Aluminum	Short	(1)	04/24/2019	(47,144)	(47,687)	—	(543)
3-Month Aluminum	Long	1	04/25/2019	47,334	47,698	364	—
3-Month Aluminum	Short	(1)	04/25/2019	(47,307)	(47,698)	—	(391)
3-Month Copper	Long	1	03/11/2019	153,987	154,127	140	—
3-Month Copper	Short	(1)	03/11/2019	(153,385)	(154,127)	—	(742)
3-Month Copper	Long	2	04/09/2019	299,920	308,512	8,592	—
3-Month Copper	Short	(2)	04/09/2019	(298,555)	(308,512)	—	(9,957)
3-Month Copper	Long	1	04/10/2019	148,996	154,267	5,271	—
3-Month Copper	Short	(1)	04/10/2019	(148,409)	(154,267)	—	(5,858)
3-Month Copper	Long	1	04/23/2019	148,741	154,194	5,453	—
3-Month Copper	Short	(1)	04/23/2019	(148,799)	(154,194)	—	(5,395)
3-Month Copper	Long	1	04/24/2019	148,641	154,210	5,569	—
3-Month Copper	Short	(1)	04/24/2019	(148,112)	(154,210)	—	(6,098)
3-Month Copper	Long	1	04/25/2019	148,203	154,225	6,022	—
3-Month Copper	Short	(1)	04/25/2019	(149,432)	(154,225)	—	(4,793)
3-Month Copper	Long	3	03/19/2019	450,759	462,600	11,841	—
3-Month Copper	Short	(3)	03/19/2019	(450,586)	(462,600)	—	(12,014)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	Long	3	02/05/2019	$466,354	$461,381	$—	$(4,973)
3-Month Copper	Short	(3)	02/05/2019	(467,541)	(461,381)	6,160	—
3-Month Copper	Long	1	02/06/2019	154,659	153,806	—	(853)
3-Month Copper	Short	(1)	02/06/2019	(154,997)	(153,806)	1,191	—
3-Month Copper	Long	1	02/07/2019	154,571	153,819	—	(752)
3-Month Copper	Short	(1)	02/07/2019	(155,335)	(153,819)	1,516	—
3-Month Copper	Long	1	02/08/2019	152,969	153,831	862	—
3-Month Copper	Short	(1)	02/08/2019	(152,368)	(153,831)	—	(1,463)
3-Month Copper	Long	2	02/19/2019	312,203	307,938	—	(4,265)
3-Month Copper	Short	(2)	02/19/2019	(312,145)	(307,938)	4,207	—
3-Month Copper	Long	1	02/20/2019	155,960	153,981	—	(1,979)
3-Month Copper	Short	(1)	02/20/2019	(155,497)	(153,981)	1,516	—
3-Month Copper	Long	1	02/21/2019	155,748	153,931	—	(1,817)
3-Month Copper	Short	(1)	02/21/2019	(155,734)	(153,931)	1,803	—
3-Month Copper	Long	2	02/22/2019	311,824	307,885	—	(3,939)
3-Month Copper	Short	(2)	02/22/2019	(311,670)	(307,885)	3,785	—
3-Month EURIBOR	Short	(13)	06/17/2019	(3,730,445)	(3,730,736)	—	(291)
3-Month EURIBOR	Long	8	09/16/2019	2,295,427	2,295,494	67	—
3-Month EURIBOR	Long	134	12/16/2019	38,426,262	38,438,028	11,766	—
3-Month EURIBOR	Long	191	03/16/2020	54,730,639	54,772,136	41,497	—
3-Month EURIBOR	Long	192	06/15/2020	54,983,475	55,036,925	53,450	—
3-Month EURIBOR	Long	192	09/14/2020	54,967,917	55,014,948	47,031	—
3-Month EURIBOR	Long	111	12/14/2020	31,762,302	31,789,636	27,334	—
3-Month Euroswiss	Short	(2)	06/17/2019	(506,411)	(506,461)	—	(50)
3-Month Euroswiss	Long	3	09/16/2019	759,598	759,691	93	—
3-Month Euroswiss	Long	6	12/16/2019	1,518,540	1,518,779	239	—
3-Month Nickel	Long	1	02/27/2019	64,713	74,571	9,858	—
3-Month Nickel	Short	(1)	02/27/2019	(64,742)	(74,571)	—	(9,829)
3-Month Nickel	Long	1	02/28/2019	64,953	74,576	9,623	—
3-Month Nickel	Short	(1)	02/28/2019	(64,879)	(74,576)	—	(9,697)
3-Month Nickel	Long	1	03/18/2019	65,755	74,669	8,914	—
3-Month Nickel	Short	(1)	03/18/2019	(65,517)	(74,669)	—	(9,152)
3-Month Nickel	Long	1	03/19/2019	65,319	74,674	9,355	—
3-Month Nickel	Short	(1)	03/19/2019	(65,247)	(74,674)	—	(9,427)
3-Month Nickel	Long	1	04/10/2019	67,476	74,794	7,318	—
3-Month Nickel	Short	(1)	04/10/2019	(67,347)	(74,794)	—	(7,447)
3-Month Zinc	Long	3	02/05/2019	189,808	204,790	14,982	—
3-Month Zinc	Short	(3)	02/05/2019	(188,998)	(204,790)	—	(15,792)
3-Month Zinc	Long	1	02/21/2019	64,105	68,456	4,351	—
3-Month Zinc	Short	(1)	02/21/2019	(63,993)	(68,456)	—	(4,463)
3-Month Zinc	Long	2	02/22/2019	128,873	136,900	8,027	—
3-Month Zinc	Short	(2)	02/22/2019	(129,120)	(136,900)	—	(7,780)
3-Month Zinc	Long	1	02/27/2019	61,003	68,438	7,435	—
3-Month Zinc	Short	(1)	02/27/2019	(60,826)	(68,437)	—	(7,611)
3-Month Zinc	Long	2	02/28/2019	122,106	136,878	14,772	—
3-Month Zinc	Short	(2)	02/28/2019	(122,230)	(136,877)	—	(14,647)
3-Month Zinc	Long	1	03/05/2019	64,938	68,445	3,507	—
3-Month Zinc	Short	(1)	03/05/2019	(65,147)	(68,445)	—	(3,298)
3-Month Zinc	Long	1	03/06/2019	64,636	68,446	3,810	—
3-Month Zinc	Short	(1)	03/06/2019	(64,385)	(68,446)	—	(4,061)
3-Month Zinc	Long	1	03/11/2019	64,628	68,452	3,824	—
3-Month Zinc	Short	(1)	03/11/2019	(64,722)	(68,452)	—	(3,730)
3-Month Zinc	Long	1	03/19/2019	63,478	68,461	4,983	—
3-Month Zinc	Short	(1)	03/19/2019	(63,422)	(68,461)	—	(5,039)
3-Month Zinc	Long	1	03/29/2019	61,453	68,345	6,892	—
3-Month Zinc	Short	(1)	03/29/2019	(61,312)	(68,345)	—	(7,033)
3-Month Zinc	Long	1	04/04/2019	60,628	68,308	7,680	—
3-Month Zinc	Short	(1)	04/04/2019	(60,845)	(68,308)	—	(7,463)
3-Month Zinc	Long	1	04/09/2019	62,628	68,280	5,652	—
3-Month Zinc	Short	(1)	04/09/2019	(62,201)	(68,280)	—	(6,079)
3-Month Zinc	Long	2	04/10/2019	123,143	136,542	13,399	—
3-Month Zinc	Short	(2)	04/10/2019	(122,536)	(136,542)	—	(14,006)
3-Month Zinc	Long	1	04/30/2019	68,039	67,975	—	(64)
3-Month Zinc	Short	(1)	04/30/2019	(67,935)	(67,975)	—	(40)
2-Year U.S. Treasury Note	Long	65	03/29/2019	13,769,868	13,801,328	31,460	—
3-Year Australian Treasury Bond	Long	540	03/15/2019	44,044,354	44,125,937	81,583	—
5-Year U.S. Treasury Note	Long	55	03/29/2019	6,282,865	6,317,266	34,401	—

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australian Treasury Bond	Long	129	03/15/2019	$12,430,363	$12,520,112	$89,749	$—
10-Year Canada Government Bond	Long	17	03/20/2019	1,761,132	1,780,798	19,666	—
10-Year Japan Government Bond	Long	1	03/13/2019	1,397,586	1,401,790	4,204	—
10-Year U.S. Treasury Note	Long	35	03/20/2019	4,253,337	4,286,406	33,069	—
Aluminum	Long	16	03/20/2019	780,378	764,600	—	(15,778)
Aluminum	Short	(22)	03/20/2019	(1,065,629)	(1,051,325)	14,304	—
Amsterdam Index	Short	(2)	02/15/2019	(228,087)	(237,601)	—	(9,514)
Brent Crude Oil	Short	(28)	02/28/2019	(1,701,114)	(1,703,520)	—	(2,406)
CAC 40 Index	Short	(27)	02/15/2019	(1,482,474)	(1,542,428)	—	(59,954)
Canada Bankers’ Acceptance	Long	63	06/17/2019	11,718,976	11,727,244	8,268	—
Canada Bankers’ Acceptance	Long	46	09/16/2019	8,553,277	8,560,562	7,285	—
Cocoa	Long	8	03/14/2019	185,100	170,216	—	(14,884)
Cocoa	Long	6	05/15/2019	135,936	132,540	—	(3,396)
Cocoa	Short	(5)	05/15/2019	(105,601)	(104,207)	1,394	—
Coffee	Short	(28)	03/19/2019	(1,093,591)	(1,111,950)	—	(18,359)
Copper	Long	1	03/20/2019	153,353	154,188	835	—
Copper	Short	(10)	03/20/2019	(1,500,647)	(1,541,875)	—	(41,228)
Copper	Short	(25)	03/27/2019	(1,670,567)	(1,740,313)	—	(69,746)
Corn	Short	(43)	03/14/2019	(810,583)	(809,475)	1,108	—
Cotton No. 2	Short	(19)	03/07/2019	(713,608)	(706,800)	6,808	—
DAX® Index	Short	(5)	03/15/2019	(1,543,505)	(1,595,858)	—	(52,353)
E-Mini DJIA Index	Short	(36)	03/15/2019	(4,348,287)	(4,495,680)	—	(147,393)
E-Mini Russell 2000® Index	Short	(25)	03/15/2019	(1,792,070)	(1,875,250)	—	(83,180)
Euro OAT Index	Long	22	03/07/2019	3,799,245	3,850,708	51,463	—
EURO STOXX 50® Index	Short	(37)	03/15/2019	(1,291,847)	(1,334,878)	—	(43,031)
Euro-BTP Italy Government Bond	Long	14	03/07/2019	2,053,998	2,076,281	22,283	—
FTSE 100 Index	Short	(27)	03/15/2019	(2,377,733)	(2,444,395)	—	(66,662)
FTSE China A50 Index	Short	(44)	02/27/2019	(497,989)	(505,450)	—	(7,461)
FTSE JSE Top 40 Index	Long	4	03/20/2019	144,848	145,265	417	—
FTSE MIB Index	Short	(1)	03/15/2019	(107,060)	(112,749)	—	(5,689)
German Euro BOBL Index	Long	119	03/07/2019	18,056,980	18,106,043	49,063	—
German Euro Bund Index	Long	69	03/07/2019	12,951,313	13,084,181	132,868	—
German Euro BUXL Index	Long	1	03/07/2019	210,785	212,735	1,950	—
German Euro Schatz Index	Long	84	03/07/2019	10,762,294	10,756,374	—	(5,920)
Gold 100 oz	Long	50	04/26/2019	6,440,587	6,626,000	185,413	—
Hang Seng Index	Long	3	02/27/2019	525,582	536,278	10,696	—
IBEX 35 Index	Long	2	02/15/2019	207,912	207,280	—	(632)
Lean Hogs Futures	Short	(23)	04/12/2019	(595,328)	(554,070)	41,258	—
Low Sulfur Gasoil	Short	(26)	03/12/2019	(1,470,688)	(1,513,850)	—	(43,162)
MSCI EAFE Index	Short	(1)	03/15/2019	(87,720)	(91,405)	—	(3,685)
MSCI Emerging Markets Index	Long	2	03/15/2019	103,836	106,460	2,624	—
MSCI Singapore Index	Long	1	02/27/2019	26,750	26,627	—	(123)
MSCI Taiwan Index	Short	(11)	02/26/2019	(404,754)	(408,870)	—	(4,116)
NASDAQ-100 E-Mini Index	Short	(10)	03/15/2019	(1,331,255)	(1,382,950)	—	(51,695)
Natural Gas	Short	(12)	02/26/2019	(342,709)	(337,680)	5,029	—
New York Harbor ULSD	Short	(8)	02/28/2019	(614,530)	(630,806)	—	(16,276)
Nickel	Long	2	03/20/2019	130,797	149,358	18,561	—
Nickel	Short	(3)	03/20/2019	(197,247)	(224,037)	—	(26,790)
Nikkei 225 Index	Short	(15)	03/07/2019	(2,855,092)	(2,857,471)	—	(2,379)
OMX Stockholm 30 Index	Short	(1)	02/15/2019	(16,125)	(16,760)	—	(635)
Palladium Futures	Long	1	03/27/2019	130,402	129,990	—	(412)
Platinum	Short	(15)	04/26/2019	(604,065)	(618,525)	—	(14,460)
RBOB Gasoline	Short	(8)	02/28/2019	(471,215)	(462,874)	8,341	—
S&P 500® E-Mini Index	Short	(10)	03/15/2019	(1,302,683)	(1,352,250)	—	(49,567)
S&P Midcap 400® E-Mini Index	Short	(4)	03/15/2019	(699,878)	(734,440)	—	(34,562)
S&P/ASX 200 Index	Long	22	03/21/2019	2,328,200	2,320,410	—	(7,790)
S&P/TSX 60 Index	Long	32	03/14/2019	4,481,286	4,519,137	37,851	—
Silver	Long	5	03/27/2019	395,011	401,800	6,789	—
Soybean	Short	(14)	03/14/2019	(631,934)	(640,675)	—	(8,741)
Soybean Meal	Short	(24)	03/14/2019	(748,070)	(744,000)	4,070	—
Soybean Oil	Short	(11)	03/14/2019	(186,905)	(199,122)	—	(12,217)
Sugar	Short	(93)	02/28/2019	(1,315,474)	(1,325,957)	—	(10,483)
TOPIX Index	Short	(26)	03/07/2019	(3,704,556)	(3,742,759)	—	(38,203)
U.K. Gilt	Long	31	03/27/2019	5,003,261	5,022,678	19,417	—
U.S. Treasury Bond	Long	10	03/20/2019	1,453,964	1,466,875	12,911	—
U.S. Treasury Bond	Long	4	03/20/2019	644,708	644,500	—	(208)
Wheat	Long	3	03/14/2019	78,087	77,475	—	(612)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Wheat	Short	(18)	03/14/2019	$(450,352)	$(449,100)	$1,252	$—
WTI Crude	Short	(28)	02/20/2019	(1,434,544)	(1,506,120)	—	(71,576)
Zinc	Long	4	03/20/2019	262,331	273,850	11,519	—
Zinc	Short	(10)	03/20/2019	(618,128)	(684,625)	—	(66,497)

Total						$1,407,036	$(1,378,981)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/20/2019	USD	38,334,442	AUD	53,179,000	$29,813	$(378,307)
CITI	03/20/2019	USD	1,382,122	BRL	5,269,000	—	(57,774)
CITI	03/20/2019	USD	32,478,839	CAD	43,356,000	—	(556,065)
CITI	03/20/2019	USD	6,710,161	CHF	6,603,000	39,339	(493)
CITI	03/20/2019	USD	2,053,264	CLP	1,386,288,008	—	(60,748)
CITI	03/20/2019	USD	976,036	COP	3,166,171,032	—	(41,683)
CITI	03/20/2019	USD	140,366,186	EUR	122,412,631	60,217	(398,079)
CITI	03/20/2019	USD	22,533,997	GBP	17,539,000	—	(528,127)
CITI	03/20/2019	USD	296,080	HKD	2,312,000	860	—
CITI	03/20/2019	USD	3,680,856	HUF	1,036,000,000	—	(85,921)
CITI	03/20/2019	USD	1,179,180	IDR	17,263,901,992	—	(49,261)
CITI	03/20/2019	USD	2,431,770	ILS	8,974,999	—	(44,879)
CITI	03/20/2019	USD	3,326,268	INR	238,405,000	3,707	(11,074)
CITI	03/20/2019	USD	42,816,048	JPY	4,792,002,813	3,704	(1,357,801)
CITI	03/20/2019	USD	7,759,946	KRW	8,706,171,831	588	(77,215)
CITI	03/20/2019	USD	2,307,767	MXN	47,877,000	—	(177,455)
CITI	03/20/2019	USD	8,477,053	NOK	72,820,000	—	(176,341)
CITI	03/20/2019	USD	15,589,013	NZD	23,020,000	—	(339,066)
CITI	03/20/2019	USD	1,358,595	PHP	72,469,000	—	(27,014)
CITI	03/20/2019	USD	4,443,983	PLN	16,695,000	—	(47,574)
CITI	03/20/2019	USD	19,194,965	SEK	172,242,000	92,779	(8,168)
CITI	03/20/2019	USD	3,561,386	SGD	4,869,000	—	(59,388)
CITI	03/20/2019	USD	6,156,042	TWD	188,507,000	10,317	(10,174)
CITI	03/20/2019	SGD	5,128,000	USD	3,763,886	49,491	—
CITI	03/20/2019	SEK	102,066,000	USD	11,463,958	—	(139,673)
CITI	03/20/2019	JPY	7,080,301,000	USD	63,923,124	1,464,347	(125,005)
CITI	03/20/2019	NZD	61,709,000	USD	42,333,565	395,869	(31,533)
CITI	03/20/2019	AUD	32,931,000	USD	23,799,484	195,492	(40,635)
CITI	03/20/2019	KRW	3,491,052,000	USD	3,146,460	2,653	(6,759)
CITI	03/20/2019	TWD	39,205,000	USD	1,284,093	81	(3,893)
CITI	03/20/2019	IDR	41,412,740,000	USD	2,862,690	84,101	—
CITI	03/20/2019	CLP	1,325,629,000	USD	1,974,868	46,643	—
CITI	03/20/2019	COP	2,736,956,000	USD	863,323	16,431	—
CITI	03/20/2019	INR	330,390,000	USD	4,625,330	12,808	(18,268)
CITI	03/20/2019	CHF	11,180,000	USD	11,378,502	962	(83,794)
CITI	03/20/2019	GBP	23,163,000	USD	30,081,090	400,711	(24,654)
CITI	03/20/2019	PLN	26,672,000	USD	7,094,856	81,389	(513)
CITI	03/20/2019	EUR	56,804,000	USD	65,405,036	22,710	(135,853)
CITI	03/20/2019	CAD	25,539,998	USD	19,318,717	141,370	—
CITI	03/20/2019	ZAR	125,459,000	USD	9,019,593	386,417	(268)
CITI	03/20/2019	MXN	178,834,000	USD	9,154,790	149,045	(20,836)
CITI	03/20/2019	HUF	1,054,548,000	USD	3,778,933	56,238	(957)
CITI	03/20/2019	PHP	151,588,000	USD	2,876,593	21,772	—
CITI	03/20/2019	NOK	59,893,000	USD	7,065,927	51,632	(316)
CITI	03/20/2019	BRL	2,505,000	USD	653,426	31,132	—
CITI	03/20/2019	ILS	5,601,000	USD	1,514,206	31,389	—
CITI	03/20/2019	HKD	2,100,000	USD	268,346	—	(198)
CITI	03/20/2019	USD	1,561,312	ZAR	22,477,000	—	(123,801)

Total						$3,884,007	$(5,249,563)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$119,932,785	$—	$119,932,785
Short-Term Investment Companies	17,212,850	—	—	17,212,850

Total Investments	$17,212,850	$119,932,785	$—	$137,145,635

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$827,623	$—	$827,623
Futures Contracts (D)	1,407,036	—	—	1,407,036
Forward Foreign Currency Contracts (D)	—	3,884,007	—	3,884,007

Total Other Financial Instruments	$1,407,036	$4,711,630	$—	$6,118,666

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(85,617)	$—	$(85,617)
Futures Contracts (D)	(1,378,981)	—	—	(1,378,981)
Forward Foreign Currency Contracts (D)	—	(5,249,563)	—	(5,249,563)

Total Other Financial Instruments	$(1,378,981)	$(5,335,180)	$—	$(6,714,161)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at January 31, 2019.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 7.2%
BWX Technologies, Inc.	58,303	$ 2,706,425
Hexcel Corp.	40,498	2,742,120

		5,448,545

Banks - 2.6%
First Republic Bank	20,612	1,991,737

Biotechnology - 6.6%
Incyte Corp. (A)	28,733	2,315,592
Seattle Genetics, Inc. (A)	35,720	2,730,080

		5,045,672

Capital Markets - 1.7%
MarketAxess Holdings, Inc.	5,930	1,273,586

Diversified Consumer Services - 3.9%
Bright Horizons Family Solutions, Inc. (A)	25,866	2,995,024

Electronic Equipment, Instruments & Components - 6.7%
CDW Corp.	34,599	2,881,058
Flex, Ltd. (A)	230,298	2,215,467

		5,096,525

Entertainment - 2.9%
Take-Two Interactive Software, Inc. (A)	21,235	2,241,354

Equity Real Estate Investment Trusts - 5.7%
SBA Communications Corp. (A)	23,603	4,308,256

Health Care Equipment & Supplies - 3.8%
Edwards Lifesciences Corp. (A)	12,127	2,066,683
Penumbra, Inc. (A)	5,485	798,123

		2,864,806

Health Care Providers & Services - 3.0%
Centene Corp. (A)	17,445	2,277,794

Hotels, Restaurants & Leisure - 12.1%
Aramark	140,467	4,628,388
Domino’s Pizza, Inc.	9,455	2,682,667
Vail Resorts, Inc.	10,286	1,936,442

		9,247,497

Internet & Direct Marketing Retail - 6.0%
Expedia Group, Inc.	25,152	2,999,376
Wayfair, Inc., Class A (A) (B)	14,306	1,565,935

		4,565,311

IT Services - 10.5%
Gartner, Inc. (A)	34,048	4,626,783
Global Payments, Inc.	30,344	3,407,024

		8,033,807

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 7.6%
IHS Markit, Ltd. (A)	69,977	$ 3,633,206
TransUnion	35,611	2,165,861

		5,799,067

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (A)	90,425	2,207,274

Software - 10.5%
Autodesk, Inc. (A)	11,703	1,722,682
ServiceNow, Inc. (A)	10,930	2,404,818
SS&C Technologies Holdings, Inc.	75,273	3,875,807

		8,003,307

Specialty Retail - 2.2%
Burlington Stores, Inc. (A)	9,800	1,682,758

Textiles, Apparel & Luxury Goods - 2.2%
Under Armour, Inc., Class A (A)	81,908	1,698,772

Total Common Stocks (Cost $74,597,947)		74,781,092

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	1,598,696	1,598,696

Total Other Investment Company (Cost $1,598,696)		1,598,696

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $597,457 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $609,520.	$ 597,433	597,433

Total Repurchase Agreement (Cost $597,433)		597,433

Total Investments (Cost $76,794,076)		76,977,221
Net Other Assets (Liabilities) - (1.0)%		(785,609)

Net Assets - 100.0%		$ 76,191,612

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$74,781,092	$—	$—	$74,781,092
Other Investment Company	1,598,696	—	—	1,598,696
Repurchase Agreement	—	597,433	—	597,433

Total Investments	$76,379,788	$597,433	$—	$76,977,221

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,565,935. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Auto Components - 0.8%
BorgWarner, Inc.	27,655	$ 1,131,090

Banks - 8.5%
Citizens Financial Group, Inc.	42,007	1,424,877
Comerica, Inc.	9,275	730,313
Fifth Third Bancorp	76,330	2,047,171
First Republic Bank	14,229	1,374,948
Huntington Bancshares, Inc.	82,950	1,098,258
M&T Bank Corp.	16,729	2,752,590
SunTrust Banks, Inc.	37,489	2,227,596
Zions Bancorp NA	12,323	586,452

		12,242,205

Beverages - 1.6%
Constellation Brands, Inc., Class A	6,509	1,130,353
Keurig Dr. Pepper, Inc.	21,691	590,429
Molson Coors Brewing Co., Class B	9,449	629,398

		2,350,180

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	20,696	937,529

Capital Markets - 4.8%
Ameriprise Financial, Inc.	11,739	1,486,157
Invesco, Ltd.	36,612	667,071
Northern Trust Corp.	16,672	1,474,805
Raymond James Financial, Inc.	16,251	1,308,206
T. Rowe Price Group, Inc.	20,818	1,945,650

		6,881,889

Chemicals - 0.9%
Sherwin-Williams Co.	3,088	1,301,654

Communications Equipment - 0.5%
CommScope Holding Co., Inc. (A)	31,936	667,782

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	5,535	977,924

Consumer Finance - 0.9%
Ally Financial, Inc.	48,175	1,255,441

Containers & Packaging - 3.5%
Ball Corp.	48,702	2,546,140
Silgan Holdings, Inc.	50,342	1,390,446
WestRock Co.	28,615	1,164,917

		5,101,503

Distributors - 0.6%
Genuine Parts Co.	9,364	934,714

Electric Utilities - 3.3%
Edison International	10,033	571,580
Evergy, Inc.	24,221	1,388,348
Xcel Energy, Inc.	53,887	2,821,523

		4,781,451

Electrical Equipment - 2.6%
Acuity Brands, Inc.	11,340	1,371,120

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	22,981	$ 1,675,315
Hubbell, Inc.	6,680	730,324

		3,776,759

Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp., Class A	17,064	1,500,267
Arrow Electronics, Inc. (A)	24,900	1,891,155
CDW Corp.	18,470	1,537,997
Keysight Technologies, Inc. (A)	16,718	1,237,466

		6,166,885

Equity Real Estate Investment Trusts - 11.7%
American Campus Communities, Inc.	17,994	828,084
American Homes 4 Rent Trust, Class A	37,280	824,261
AvalonBay Communities, Inc.	9,841	1,898,526
Boston Properties, Inc.	13,412	1,768,640
Brixmor Property Group, Inc.	65,312	1,118,794
Essex Property Trust, Inc.	4,083	1,107,310
Federal Realty Investment Trust	11,431	1,515,408
JBG SMITH Properties	15,231	588,678
Kimco Realty Corp.	53,303	906,684
Outfront Media, Inc.	51,280	1,064,060
Rayonier, Inc.	37,150	1,130,846
Regency Centers Corp.	13,653	887,445
Vornado Realty Trust	21,949	1,534,455
Weyerhaeuser Co.	28,431	746,029
WP Carey, Inc.	12,852	962,486

		16,881,706

Food & Staples Retailing - 0.8%
Kroger Co.	39,993	1,133,002

Food Products - 1.5%
Conagra Brands, Inc.	47,963	1,037,919
Post Holdings, Inc. (A)	12,074	1,120,709

		2,158,628

Gas Utilities - 1.1%
National Fuel Gas Co. (B)	27,434	1,571,968

Health Care Equipment & Supplies - 1.2%
Zimmer Biomet Holdings, Inc.	15,435	1,691,059

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	19,817	1,652,143
Cigna Corp. (A)	8,467	1,691,791
Henry Schein, Inc. (A)	11,704	909,401
Humana, Inc.	2,789	861,773
Laboratory Corp. of America Holdings (A)	9,945	1,385,836
Universal Health Services, Inc., Class B	11,630	1,541,324

		8,042,268

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	22,075	1,644,146

Household Durables - 1.7%
Mohawk Industries, Inc. (A)	12,107	1,559,260
Newell Brands, Inc.	43,541	923,505

		2,482,765

Household Products - 0.5%
Energizer Holdings, Inc.	16,156	765,794

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	10,314	1,111,127

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.8%
Alleghany Corp.	1,467	$ 926,499
Hartford Financial Services Group, Inc.	37,985	1,782,256
Lincoln National Corp.	15,869	928,178
Loews Corp.	55,559	2,661,276
Marsh & McLennan Cos., Inc.	15,954	1,406,983
Principal Financial Group, Inc.	12,998	650,810
Progressive Corp.	21,271	1,431,326
Unum Group	18,194	632,423
WR Berkley Corp.	11,259	865,704

		11,285,455

Interactive Media & Services - 0.7%
Match Group, Inc.	19,031	1,017,968

Internet & Direct Marketing Retail - 1.4%
Expedia Group, Inc.	16,382	1,953,553

IT Services - 0.9%
Jack Henry & Associates, Inc.	9,731	1,299,575

Machinery - 2.9%
IDEX Corp.	9,650	1,330,349
Middleby Corp. (A)	9,765	1,148,559
Snap-on, Inc.	10,392	1,724,968

		4,203,876

Media - 1.2%
CBS Corp., Class B	17,646	872,771
DISH Network Corp., Class A (A)	27,420	840,972
Liberty Broadband Corp., Class C (A)	400	34,008

		1,747,751

Multi-Utilities - 5.3%
CMS Energy Corp.	56,278	2,934,335
Sempra Energy	15,902	1,860,216
WEC Energy Group, Inc.	38,720	2,827,721

		7,622,272

Multiline Retail - 1.7%
Kohl’s Corp.	21,766	1,495,107
Nordstrom, Inc.	21,303	988,672

		2,483,779

Oil, Gas & Consumable Fuels - 6.4%
Cabot Oil & Gas Corp.	33,543	836,898
Diamondback Energy, Inc.	27,541	2,840,028
EQT Corp.	45,998	895,581
Equitrans Midstream Corp. (A)	43,192	899,257
PBF Energy, Inc., Class A	28,005	1,025,543
Williams Cos., Inc.	102,600	2,763,018

		9,260,325

Personal Products - 0.9%
Coty, Inc., Class A	73,904	573,495
Edgewell Personal Care Co. (A)	17,528	691,480

		1,264,975

Real Estate Management & Development - 1.4%
CBRE Group, Inc., Class A (A)	35,144	1,607,838
Cushman & Wakefield PLC (A)	25,278	435,793

		2,043,631

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	17,322	$ 1,712,453

Software - 1.0%
Synopsys, Inc. (A)	15,709	1,466,435

Specialty Retail - 3.9%
AutoZone, Inc. (A)	2,322	1,967,524
Best Buy Co., Inc.	20,259	1,200,143
Gap, Inc.	44,894	1,142,103
Tiffany & Co.	14,488	1,285,520

		5,595,290

Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	12,788	1,395,299
Ralph Lauren Corp.	10,143	1,178,008

		2,573,307

Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	15,280	1,275,727

Total Common Stocks (Cost $87,807,924)		142,795,841

OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	1,588,802	1,588,802

Total Other Investment Company (Cost $1,588,802)		1,588,802

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $1,124,069 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $1,148,747.	$ 1,124,024	1,124,024

Total Repurchase Agreement (Cost $1,124,024)		1,124,024

Total Investments (Cost $90,520,750)		145,508,667
Net Other Assets (Liabilities) - (1.0)%		(1,441,336)

Net Assets - 100.0%		$ 144,067,331

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$142,795,841	$—	$—	$142,795,841
Other Investment Company	1,588,802	—	—	1,588,802
Repurchase Agreement	—	1,124,024	—	1,124,024

Total Investments	$144,384,643	$1,124,024	$—	$145,508,667

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,556,211. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 91.4%
Airlines - 1.2%
Alaska Air Group, Inc.	289,916	$ 18,540,128

Banks - 1.9%
CIT Group, Inc.	665,860	30,756,073

Beverages - 2.0%
Molson Coors Brewing Co., Class B	476,600	31,746,326

Biotechnology - 1.0%
United Therapeutics Corp. (A)	131,900	15,212,027

Capital Markets - 0.8%
E*TRADE Financial Corp.	264,100	12,322,906

Chemicals - 1.4%
PPG Industries, Inc.	209,300	22,068,592

Commercial Services & Supplies - 1.4%
Stericycle, Inc. (A)	494,307	21,789,053

Consumer Finance - 0.7%
Ally Financial, Inc.	437,739	11,407,478

Distributors - 1.6%
LKQ Corp. (A)	989,500	25,944,690

Diversified Financial Services - 2.0%
Jefferies Financial Group, Inc.	1,519,700	31,624,957

Diversified Telecommunication Services - 1.5%
Zayo Group Holdings, Inc. (A)	850,700	23,351,715

Electric Utilities - 6.2%
Alliant Energy Corp.	510,500	22,701,935
FirstEnergy Corp.	781,200	30,623,040
PG&E Corp. (A)	557,800	7,251,400
PPL Corp.	1,193,350	37,375,722

		97,952,097

Entertainment - 1.5%
Viacom, Inc., Class B	827,600	24,347,992

Equity Real Estate Investment Trusts - 7.9%
Colony Capital, Inc.	3,940,205	23,917,044
Gaming and Leisure Properties, Inc.	422,700	15,851,250
Iron Mountain, Inc.	529,900	19,712,280
JBG SMITH Properties	692,900	26,780,585
Uniti Group, Inc.	600,040	11,946,797
VEREIT, Inc.	3,387,500	27,371,000

		125,578,956

Food & Staples Retailing - 3.0%
Casey’s General Stores, Inc.	171,100	22,017,148
US Foods Holding Corp. (A)	766,900	25,859,868

		47,877,016

Food Products - 5.3%
General Mills, Inc.	614,200	27,295,048
J.M. Smucker, Co.	183,300	19,224,504
Kellogg Co.	307,200	18,127,872
Post Holdings, Inc. (A)	211,300	19,612,866

		84,260,290

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.7%
DENTSPLY SIRONA, Inc.	443,000	$ 18,583,850
Zimmer Biomet Holdings, Inc.	225,800	24,738,648

		43,322,498

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	295,356	24,623,830
Cardinal Health, Inc.	424,668	21,220,660
Laboratory Corp. of America Holdings (A)	254,703	35,492,863

		81,337,353

Hotels, Restaurants & Leisure - 2.1%
Aramark	94,100	3,100,595
Caesars Entertainment Corp. (A) (B)	2,154,400	19,691,216
Stars Group, Inc. (A)	595,000	10,775,450

		33,567,261

Household Durables - 0.8%
Mohawk Industries, Inc. (A)	92,100	11,861,559

Insurance - 11.3%
Alleghany Corp.	47,425	29,951,733
Allstate Corp.	222,300	19,533,501
Arch Capital Group, Ltd. (A)	860,800	25,264,480
Fidelity National Financial, Inc.	782,003	28,277,229
Loews Corp.	598,320	28,659,528
Markel Corp. (A)	18,900	19,911,339
Willis Towers Watson PLC	171,466	27,912,950

		179,510,760

Internet & Direct Marketing Retail - 1.7%
Expedia Group, Inc.	48,985	5,841,461
Liberty Expedia Holdings, Inc., Class A (A)	527,105	21,606,034

		27,447,495

IT Services - 3.2%
First Data Corp., Class A (A)	685,800	16,904,970
Leidos Holdings, Inc.	451,900	26,210,200
MAXIMUS, Inc.	111,900	7,847,547

		50,962,717

Machinery - 1.3%
Trinity Industries, Inc.	901,900	21,086,422

Media - 7.0%
Discovery, Inc., Class C (A)	989,180	26,361,647
DISH Network Corp., Class A (A)	1,011,593	31,025,557
GCI Liberty, Inc., Class A (A)	347,700	17,697,930
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	418,600	16,727,256
News Corp., Class A	1,552,400	19,917,292

		111,729,682

Mortgage Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	2,998,545	31,304,810

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	264,000	8,162,880

Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp. (A)	2,770,800	27,874,248
EQT Corp.	898,600	17,495,742
Williams Cos., Inc.	1,025,700	27,622,101

		72,992,091

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 1.0%
Coty, Inc., Class A (A)	2,039,700	$ 15,828,072

Professional Services - 2.3%
ManpowerGroup, Inc.	199,400	15,758,582
Nielsen Holdings PLC	796,200	20,446,416

		36,204,998

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	237,200	9,269,776
Qorvo, Inc. (A)	62,300	4,071,928

		13,341,704

Software - 2.0%
CDK Global, Inc.	641,800	31,390,438

Specialty Retail - 1.2%
Foot Locker, Inc.	325,000	18,164,250

Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp. (A)	604,900	16,181,075

Trading Companies & Distributors - 1.4%
AerCap Holdings NV (A)	481,900	22,774,594

Total Common Stocks (Cost $1,400,956,642)		1,451,950,955

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	3,633,988	$ 3,633,988

Total Other Investment Company (Cost $3,633,988)		3,633,988

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $109,273,504 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $111,455,738.	$ 109,269,102	109,269,102

Total Repurchase Agreement (Cost $109,269,102)		109,269,102

Total Investments (Cost $1,513,859,732)		1,564,854,045
Net Other Assets (Liabilities) - 1.5%		23,774,258

Net Assets - 100.0%		$ 1,588,628,303

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,451,950,955	$—	$—	$1,451,950,955
Other Investment Company	3,633,988	—	—	3,633,988
Repurchase Agreement	—	109,269,102	—	109,269,102

Total Investments	$1,455,584,943	$109,269,102	$—	$1,564,854,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,496,279. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.3%
Independent Power & Renewable Electricity Producers - 1.2%
Atlantica Yield PLC	203,109	$ 3,653,931

Oil, Gas & Consumable Fuels - 58.1%
Cheniere Energy, Inc. (A)	289,591	19,011,649
Enbridge, Inc.	419,454	15,360,405
EnLink Midstream LLC (B)	296,200	3,222,656
GasLog, Ltd.	270,947	4,858,079
Kinder Morgan, Inc.	862,500	15,611,250
ONEOK, Inc.	316,375	20,314,439
Pembina Pipeline Corp. (B)	527,100	18,775,302
Phillips 66	101,000	9,636,410
Plains GP Holdings, LP, Class A	887,213	20,263,945
SemGroup Corp., Class A	157,000	2,515,140
Targa Resources Corp.	330,300	14,206,203
TransCanada Corp.	287,425	12,221,311
Williams Cos., Inc.	705,560	19,000,731

		174,997,520

Total Common Stocks (Cost $174,066,871)		178,651,451

MASTER LIMITED PARTNERSHIPS - 37.3% (C)
Independent Power & Renewable Electricity Producers - 1.9%
Brookfield Renewable Partners, LP (A)	50,000	1,442,000
NextEra Energy Partners, LP	112,322	4,510,852

		5,952,852

Multi-Utilities - 0.8%
Brookfield Infrastructure Partners, LP	60,000	2,349,600

Oil, Gas & Consumable Fuels - 34.6%
Antero Midstream GP, LP	405,500	5,441,810
BP Midstream Partners, LP	162,455	2,552,168
Buckeye Partners, LP	71,400	2,181,270
CNX Midstream Partners, LP	59,600	951,216
DCP Midstream, LP	40,600	1,361,318
Energy Transfer, LP	899,837	13,236,602
Enterprise Products Partners, LP	372,311	10,301,845
EQM Midstream Partners, LP	80,120	3,666,291
GasLog Partners, LP	300,948	6,828,510
Hess Midstream Partners, LP	78,200	1,707,888
Hoegh LNG Partners, LP	248,800	4,391,320
KNOT Offshore Partners, LP	119,302	2,224,982
Magellan Midstream Partners, LP	107,000	6,575,150
MPLX, LP	259,081	9,098,925
Phillips 66 Partners, LP	87,000	4,264,740
Shell Midstream Partners, LP	290,305	5,898,998
Tallgrass Energy, LP	456,849	10,886,712

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners, LP	133,500	$ 4,233,285
Western Gas Partners, LP	174,300	8,429,148

		104,232,178

Total Master Limited Partnerships (Cost $114,851,356)		112,534,630

	Principal	Value
CORPORATE DEBT SECURITIES - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (D) (E)	$ 1,330,000	1,087,275
SemGroup Corp. / Rose Rock Finance Corp.
5.63%, 07/15/2022	2,800,000	2,660,000

Total Corporate Debt Securities (Cost $4,012,587)		3,747,275

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (F)	4,355,775	4,355,775

Total Other Investment Company (Cost $4,355,775)		4,355,775

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (F), dated 01/31/2019, to be repurchased at $3,520,118 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,591,086.	$ 3,519,976	3,519,976

Total Repurchase Agreement (Cost $3,519,976)		3,519,976

Total Investments (Cost $300,806,565)		302,809,107
Net Other Assets (Liabilities) - (0.4)%		(1,343,201)

Net Assets - 100.0%		$ 301,465,906

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$178,651,451	$—	$—	$178,651,451
Master Limited Partnerships	112,534,630	—	—	112,534,630
Corporate Debt Securities	—	3,747,275	—	3,747,275
Other Investment Company	4,355,775	—	—	4,355,775
Repurchase Agreement	—	3,519,976	—	3,519,976

Total Investments	$295,541,856	$7,267,251	$—	$302,809,107

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,249,722. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the value of the 144A security is $1,087,275, representing 0.4% of the Fund’s net assets.
(E)	Illiquid security. At January 31, 2019, the value of such securities amounted to $1,087,275, representing 0.4% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Banks - 5.3%
Wells Fargo & Co.	157,500	$ 7,703,325
Western Alliance Bancorp (A)	132,500	5,867,100

		13,570,425

Building Products - 1.4%
Fortune Brands Home & Security, Inc.	79,000	3,578,700

Capital Markets - 2.6%
S&P Global, Inc.	34,500	6,611,925

Chemicals - 5.7%
Ecolab, Inc.	42,000	6,643,140
Sherwin-Williams Co.	18,800	7,924,576

		14,567,716

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B (A)	30,800	6,330,632

Electronic Equipment, Instruments & Components - 5.6%
Amphenol Corp., Class A	92,800	8,158,976
Littelfuse, Inc.	34,450	6,053,554

		14,212,530

Entertainment - 2.8%
Walt Disney Co.	64,850	7,232,072

Health Care Equipment & Supplies - 3.0%
Becton Dickinson and Co.	30,800	7,683,368

Health Care Providers & Services - 3.2%
CVS Health Corp.	122,500	8,029,875

Health Care Technology - 2.9%
Cerner Corp. (A)	135,600	7,445,796

Insurance - 2.5%
Markel Corp. (A)	6,000	6,321,060

Interactive Media & Services - 11.3%
Alphabet, Inc., Class A (A)	12,900	14,523,981
Facebook, Inc., Class A (A)	84,500	14,085,305

		28,609,286

Internet & Direct Marketing Retail - 5.0%
Booking Holdings, Inc. (A)	6,950	12,738,029

IT Services - 11.3%
Broadridge Financial Solutions, Inc.	47,500	4,789,425
Cognizant Technology Solutions Corp., Class A	112,600	7,845,968
FleetCor Technologies, Inc. (A)	40,000	8,072,400
Mastercard, Inc., Class A	37,450	7,906,818

		28,614,611

	Shares	Value
COMMON STOCKS (continued)
Machinery - 2.0%
Middleby Corp. (A)	44,100	$ 5,187,042

Multiline Retail - 3.0%
Dollar Tree, Inc. (A)	77,400	7,494,642

Oil, Gas & Consumable Fuels - 3.0%
Phillips 66	78,750	7,513,538

Pharmaceuticals - 2.3%
Novo Nordisk A/S, ADR	126,000	5,924,520

Road & Rail - 2.5%
Union Pacific Corp.	39,550	6,291,219

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	26,500	3,809,375

Software - 5.8%
Check Point Software Technologies, Ltd. (A)	71,900	8,047,048
Intuit, Inc.	31,500	6,798,330

		14,845,378

Specialty Retail - 6.1%
Lowe’s Cos., Inc.	80,500	7,740,880
TJX Cos., Inc.	155,400	7,728,042

		15,468,922

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	89,900	14,962,956

Trading Companies & Distributors - 2.7%
Fastenal Co.	111,900	6,765,474

Total Common Stocks (Cost $212,021,078)		253,809,091

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.45% (B), dated 01/31/2019, to be repurchased at $228,901 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $236,507.	$ 228,892	228,892

Total Repurchase Agreement (Cost $228,892)		228,892

Total Investments (Cost $212,249,970)		254,037,983
Net Other Assets (Liabilities) - 0.0% (C)		107,356

Net Assets - 100.0%		$ 254,145,339

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$253,809,091	$—	$—	$253,809,091
Repurchase Agreement	—	228,892	—	228,892

Total Investments	$253,809,091	$228,892	$—	$254,037,983

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2019.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 59.2%
Aerospace & Defense - 1.4%
Boeing Co.	6,800	$ 2,622,216
General Dynamics Corp.	27,150	4,647,266
Northrop Grumman Corp.	7,380	2,033,559
United Technologies Corp.	36,360	4,293,025

		13,596,066

Airlines - 0.2%
Delta Air Lines, Inc.	35,820	1,770,583
United Continental Holdings, Inc. (A)	5,930	517,511

		2,288,094

Auto Components - 0.3%
Aptiv PLC	9,480	750,152
BorgWarner, Inc.	10,800	441,720
Magna International, Inc.	23,200	1,227,512

		2,419,384

Automobiles - 0.1%
Ford Motor Co.	153,040	1,346,752

Banks - 3.1%
Bank of America Corp.	321,720	9,159,368
Citigroup, Inc.	106,540	6,867,568
Citizens Financial Group, Inc.	19,740	669,581
Huntington Bancshares, Inc.	62,100	822,204
KeyCorp	175,040	2,882,909
Regions Financial Corp.	47,400	719,058
SunTrust Banks, Inc.	46,700	2,774,914
Wells Fargo & Co.	116,560	5,700,950

		29,596,552

Beverages - 1.6%
Coca-Cola Co.	138,060	6,644,828
Constellation Brands, Inc., Class A	4,040	701,586
Molson Coors Brewing Co., Class B	37,880	2,523,187
PepsiCo, Inc.	50,400	5,678,568

		15,548,169

Biotechnology - 1.6%
AbbVie, Inc.	14,230	1,142,527
Alexion Pharmaceuticals, Inc. (A)	15,360	1,888,666
Amgen, Inc.	5,700	1,066,527
Biogen, Inc. (A)	8,060	2,690,267
Celgene Corp. (A)	24,370	2,155,770
Gilead Sciences, Inc.	32,130	2,249,421
Regeneron Pharmaceuticals, Inc. (A)	2,400	1,030,248
Vertex Pharmaceuticals, Inc. (A)	13,160	2,512,375

		14,735,801

Building Products - 0.2%
Masco Corp.	56,630	1,835,378

Capital Markets - 2.0%
Bank of New York Mellon Corp.	43,598	2,281,047
Charles Schwab Corp.	63,830	2,985,329
CME Group, Inc.	3,000	546,840
Goldman Sachs Group, Inc.	5,580	1,104,896
Intercontinental Exchange, Inc.	48,080	3,690,621
Morgan Stanley	113,440	4,798,512

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	4,570	$ 324,013
T. Rowe Price Group, Inc.	5,900	551,414
TD Ameritrade Holding Corp.	38,200	2,137,290

		18,419,962

Chemicals - 1.2%
Celanese Corp.	14,900	1,426,824
DowDuPont, Inc.	109,680	5,901,881
Eastman Chemical Co.	33,760	2,721,731
Linde PLC	5,900	961,759
RPM International, Inc.	5,000	285,800

		11,297,995

Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	1,600	300,016

Communications Equipment - 0.2%
Cisco Systems, Inc.	34,830	1,647,111
Motorola Solutions, Inc.	2,500	292,275

		1,939,386

Consumer Finance - 0.5%
American Express Co.	8,106	832,486
Capital One Financial Corp.	43,610	3,514,530

		4,347,016

Containers & Packaging - 0.3%
Avery Dennison Corp.	7,200	752,040
Packaging Corp. of America	3,200	301,824
WestRock Co.	34,080	1,387,397

		2,441,261

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,940	234,485

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	44,160	9,076,646

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	50,770	1,526,146
Verizon Communications, Inc.	117,960	6,494,878

		8,021,024

Electric Utilities - 1.6%
American Electric Power Co., Inc.	9,300	735,816
Evergy, Inc.	7,100	406,972
Exelon Corp.	80,670	3,852,799
NextEra Energy, Inc.	31,250	5,593,125
Xcel Energy, Inc.	83,440	4,368,919

		14,957,631

Electrical Equipment - 0.4%
Eaton Corp. PLC	49,980	3,810,975

Entertainment - 1.3%
Electronic Arts, Inc. (A)	32,340	2,983,041
Netflix, Inc. (A)	13,570	4,607,015
Walt Disney Co.	42,890	4,783,093

		12,373,149

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	13,710	2,644,933
Digital Realty Trust, Inc.	3,860	418,192
Equinix, Inc.	2,280	898,320

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	10,290	$ 746,642
Federal Realty Investment Trust	9,210	1,220,970
Host Hotels & Resorts, Inc.	41,700	753,102
Prologis, Inc.	48,178	3,331,991
Ventas, Inc.	12,360	797,097
Vornado Realty Trust	29,730	2,078,424

		12,889,671

Food Products - 0.6%
Mondelez International, Inc., Class A	117,850	5,451,741

Health Care Equipment & Supplies - 2.0%
Becton Dickinson and Co.	4,010	1,000,335
Boston Scientific Corp. (A)	133,780	5,103,707
Danaher Corp.	14,780	1,639,397
Intuitive Surgical, Inc. (A)	2,090	1,094,408
Medtronic PLC	69,380	6,132,498
Zimmer Biomet Holdings, Inc.	36,448	3,993,243

		18,963,588

Health Care Providers & Services - 2.1%
Anthem, Inc.	10,900	3,302,700
Cigna Corp. (A)	25,294	5,053,994
CVS Health Corp.	32,200	2,110,710
McKesson Corp.	1,300	166,725
UnitedHealth Group, Inc.	33,300	8,997,660

		19,631,789

Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	22,770	1,695,910
Royal Caribbean Cruises, Ltd.	5,200	624,260
Yum! Brands, Inc.	35,270	3,314,674

		5,634,844

Household Durables - 0.2%
Lennar Corp., Class A	30,230	1,433,507

Household Products - 0.3%
Procter & Gamble Co.	29,730	2,868,053

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	40,810	5,861,540

Insurance - 1.4%
Allstate Corp.	8,800	773,256
American International Group, Inc.	61,290	2,649,567
Everest Re Group, Ltd.	3,330	729,436
Hartford Financial Services Group, Inc.	44,546	2,090,098
Lincoln National Corp.	30,990	1,812,605
Marsh & McLennan Cos., Inc.	9,160	807,820
MetLife, Inc.	65,640	2,997,779
Principal Financial Group, Inc.	11,900	595,833
Prudential Financial, Inc.	11,540	1,063,296

		13,519,690

Interactive Media & Services - 2.6%
Alphabet, Inc., Class A (A)	8,711	9,807,628
Alphabet, Inc., Class C (A)	8,650	9,656,600
Facebook, Inc., Class A (A)	31,880	5,314,077

		24,778,305

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	11,070	19,026,341

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc. (A)	670	$ 1,227,983
Expedia Group, Inc.	17,369	2,071,253

		22,325,577

IT Services - 2.5%
Alliance Data Systems Corp.	5,100	905,709
Automatic Data Processing, Inc.	40,700	5,691,488
Fidelity National Information Services, Inc.	31,400	3,282,242
First Data Corp., Class A (A)	24,000	591,600
Mastercard, Inc., Class A	8,190	1,729,155
PayPal Holdings, Inc. (A)	50,850	4,513,446
Visa, Inc., Class A	51,930	7,011,069

		23,724,709

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	7,934	603,381
Illumina, Inc. (A)	3,710	1,038,021
Thermo Fisher Scientific, Inc.	9,520	2,338,778

		3,980,180

Machinery - 1.5%
Caterpillar, Inc.	19,010	2,531,371
Cummins, Inc.	11,280	1,659,401
Deere & Co.	7,420	1,216,880
Ingersoll-Rand PLC	21,650	2,165,866
PACCAR, Inc.	40,990	2,685,665
Snap-on, Inc.	11,440	1,898,926
Stanley Black & Decker, Inc.	17,150	2,168,446

		14,326,555

Media - 1.4%
Charter Communications, Inc., Class A (A)	13,200	4,369,860
Comcast Corp., Class A	159,220	5,822,675
Discovery, Inc., Class A (A) (C)	54,860	1,556,927
Discovery, Inc., Class C (A)	21,400	570,310
DISH Network Corp., Class A (A)	14,410	441,955

		12,761,727

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	48,030	559,069
Newmont Mining Corp.	11,680	398,405

		957,474

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	11,850	646,418
Sempra Energy	19,300	2,257,714

		2,904,132

Multiline Retail - 0.4%
Dollar General Corp.	21,180	2,444,808
Dollar Tree, Inc. (A)	11,170	1,081,591
Macy’s, Inc.	24,477	643,745

		4,170,144

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	67,580	7,748,047
Concho Resources, Inc. (A)	5,700	683,088
Diamondback Energy, Inc.	23,010	2,372,791
EOG Resources, Inc.	44,480	4,412,416
Exxon Mobil Corp.	29,610	2,169,821
Marathon Petroleum Corp.	61,860	4,098,843
Occidental Petroleum Corp.	50,210	3,353,024
ONEOK, Inc.	31,900	2,048,299

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A (A)	14,500	$ 269,410
Pioneer Natural Resources Co.	22,480	3,199,354

		30,355,093

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	11,210	1,529,268

Pharmaceuticals - 3.1%
Allergan PLC	10,260	1,477,235
Bristol-Myers Squibb Co.	15,160	748,449
Eli Lilly & Co.	35,380	4,240,647
Johnson & Johnson	50,670	6,743,164
Merck & Co., Inc.	90,120	6,707,632
Mylan NV (A)	12,870	385,456
Nektar Therapeutics (A)	4,700	198,998
Pfizer, Inc.	189,780	8,056,161
Zoetis, Inc.	3,290	283,466

		28,841,208

Road & Rail - 1.3%
Norfolk Southern Corp.	30,280	5,079,167
Union Pacific Corp.	42,700	6,792,289

		11,871,456

Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	65,290	6,454,569
Broadcom, Inc.	9,701	2,602,293
Intel Corp.	23,240	1,095,069
Microchip Technology, Inc. (C)	4,980	400,243
Micron Technology, Inc. (A)	11,370	434,561
NVIDIA Corp.	27,500	3,953,125
Texas Instruments, Inc.	69,570	7,004,308

		21,944,168

Software - 4.3%
Adobe, Inc. (A)	12,160	3,013,491
Intuit, Inc.	2,600	561,132
Microsoft Corp.	236,860	24,735,290
Oracle Corp.	105,100	5,279,173
salesforce.com, Inc. (A)	40,322	6,127,734
Workday, Inc., Class A (A)	5,650	1,025,645

		40,742,465

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	6,666	1,061,227
AutoZone, Inc. (A)	4,380	3,711,349
Best Buy Co., Inc.	34,540	2,046,150
Home Depot, Inc.	42,790	7,853,249
Lowe’s Cos., Inc.	23,370	2,247,259
O’Reilly Automotive, Inc. (A)	5,580	1,923,203
Ross Stores, Inc.	49,740	4,582,049
TJX Cos., Inc.	5,700	283,461

		23,707,947

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	110,770	18,436,559
Hewlett Packard Enterprise Co.	148,380	2,313,244
HP, Inc.	82,940	1,827,168

		22,576,971

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	18,540	2,022,899

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.8%
Altria Group, Inc.	39,810	$ 1,964,623
Philip Morris International, Inc.	71,480	5,483,946

		7,448,569

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	14,500	608,130

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	26,880	1,871,386

Total Common Stocks (Cost $409,239,920)		558,288,528

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 9.12% (D)	12,963	336,260

Capital Markets - 0.0% (B)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (C) (D)	3,072	80,671

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	960	19,910

Total Preferred Stocks (Cost $456,527)		436,841

	Principal	Value
ASSET-BACKED SECURITIES - 3.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 344,369	369,807
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.71% (D), 07/18/2027 (E)	795,000	789,895
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	470,668	464,172
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	537,700	527,571
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.99% (D), 10/18/2030 (E)	1,975,000	1,965,111
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.98% (D), 01/20/2030 (E)	670,000	667,741
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	655,068	663,896
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	955,986	929,872

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	$ 595,000	$ 600,335
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 4.13% (D), 04/15/2029 (E)	1,175,000	1,175,078
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	165,844	163,387
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	168,405	164,501
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	190,000	188,969
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	900,000	897,807
NewResidential Mortgage Loan Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	474,113	480,800
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (E)	100,000	98,855
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,100,000	1,096,726
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.95% (D), 01/20/2031 (E)	800,000	796,405
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	498,315
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	1,910,000	1,909,465
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	1,890,000	1,893,383
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	1,100,637	1,082,292
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	160,010	159,442
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	130,917	130,288
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 4.05% (D), 07/20/2030 (E)	800,000	799,635
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,735,000	2,725,528
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	51,904	51,619
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	53,953	53,704
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	248,408	241,753
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	405,246	403,748
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	400,000	399,071

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	$ 496,195	$ 490,831
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	602,484	594,938
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	475,359	468,198
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	543,141	533,673
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	470,823	464,499
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	935,014	918,512
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	441,825	432,109
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	898,967	875,083
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,134,621	1,110,396
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	679,544	665,560
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	496,568	484,565
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	786,933	765,725
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,273,632	1,250,265
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,056,286	1,030,140
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,155,000	1,142,737
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	205,260	202,095
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	808,693	798,212
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.90% (D), 10/20/2028 (E)	815,000	811,354

Total Asset-Backed Securities (Cost $35,801,442)		35,428,063

CORPORATE DEBT SECURITIES - 13.0%
Aerospace & Defense - 0.1%
Northrop Grumman Corp.
2.55%, 10/15/2022	1,114,000	1,094,240

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	780,000	819,470
5.10%, 01/15/2044	160,000	162,055

		981,525

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	691,322	651,571
3.70%, 04/01/2028	759,858	742,852
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	415,892	420,800
6.82%, 02/10/2024	1,164,341	1,256,760

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	$ 451,362	$ 462,330
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,372,559	1,344,422
US Airways Pass-Through Trust
5.38%, 05/15/2023	672,434	685,767

		5,564,502

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	335,531

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	530,000	473,240
General Motors Co.
4.88%, 10/02/2023	453,000	459,397
6.25%, 10/02/2043	120,000	116,568

		1,049,205

Banks - 2.1%
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	1,977,000	1,947,484
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	244,000	235,418
Bank One Corp.
8.00%, 04/29/2027	300,000	379,146
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,217,000	1,377,966
CIT Group, Inc.
4.13%, 03/09/2021	70,000	70,175
Citigroup, Inc.
3-Month LIBOR + 0.95%, 3.73% (D), 07/24/2023	1,298,000	1,291,607
Fixed until 06/01/2023, 4.04% (D), 06/01/2024	791,000	807,830
4.50%, 01/14/2022	394,000	409,698
Commerzbank AG
8.13%, 09/19/2023 (E)	1,655,000	1,833,548
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (F), 11.00% (D) (E)	1,309,000	1,349,906
Discover Bank
3.45%, 07/27/2026	370,000	348,044
Fifth Third Bancorp
3.95%, 03/14/2028	794,000	798,893
First Horizon National Corp.
3.50%, 12/15/2020	410,000	410,491
HSBC Holdings PLC
5.25%, 03/14/2044 (C)	200,000	209,739
Huntington National Bank
3.55%, 10/06/2023	718,000	721,970
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	272,000	253,585
3.88%, 07/14/2027 (E)	415,000	360,133
5.02%, 06/26/2024 (E)	420,000	385,400
JPMorgan Chase & Co.
3.38%, 05/01/2023	923,000	922,004
4.85%, 02/01/2044	552,000	593,439
6.40%, 05/15/2038	410,000	515,706
Fixed until 02/01/2024 (F), 6.75% (D)	48,000	51,735
8.75%, 09/01/2030	130,000	175,838
Lloyds Banking Group PLC
4.38%, 03/22/2028	838,000	834,416

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	$ 376,000	$ 376,462
6.00%, 12/19/2023	215,000	224,465
6.40%, 10/21/2019	140,000	142,942
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031 (C)	1,160,000	1,117,875
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	405,000	408,882
4.15%, 01/24/2029, MTN	549,000	563,803
Fixed until 06/15/2024 (F), 5.90% (D)	139,000	140,390
Wells Fargo Bank NA
2.60%, 01/15/2021	365,000	362,163
5.95%, 08/26/2036	320,000	373,214

		19,994,367

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (E)	398,000	391,036
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	391,000	401,582
4.44%, 10/06/2048	857,000	759,042
Constellation Brands, Inc.
3.70%, 12/06/2026	304,000	294,840
4.40%, 11/15/2025	422,000	434,906
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	395,047
5.75%, 04/07/2021 (E)	1,095,000	1,151,646

		3,828,099

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	746,000	704,294
Biogen, Inc.
4.05%, 09/15/2025	754,000	769,261
Gilead Sciences, Inc.
4.15%, 03/01/2047	190,000	180,242

		1,653,797

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022	844,000	841,463
4.40%, 01/30/2048	427,000	326,257

		1,167,720

Capital Markets - 1.2%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	604,000	608,774
7.30%, 06/28/2019	845,000	859,445
Charles Schwab Corp.
3.20%, 03/02/2027	187,000	182,622
3.85%, 05/21/2025	1,207,000	1,244,214
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	287,000	280,137
3.80%, 06/09/2023	1,155,000	1,147,005
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	1,867,000	1,957,855
6.75%, 10/01/2037	952,000	1,159,308
Lazard Group LLC
4.50%, 09/19/2028	840,000	850,476

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
4.35%, 09/08/2026, MTN	$ 373,000	$ 377,413
5.00%, 11/24/2025	561,000	592,783
5.75%, 01/25/2021	543,000	570,050
UBS AG
7.63%, 08/17/2022	730,000	800,263
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	794,000	799,016

		11,429,361

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	204,000	204,039
Syngenta Finance NV
3.93%, 04/23/2021 (E)	485,000	481,420

		685,459

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	354,314
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	190,594
3.85%, 11/15/2024 (E)	560,000	558,439

		1,103,347

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	654,000	643,372

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	607,000	596,891
3.17%, 04/09/2047 (E)	800,000	789,162
3.45%, 03/15/2048 (E)	374,000	371,712

		1,757,765

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	780,000	686,001
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,063,000	1,076,108

		1,762,109

Consumer Finance - 0.3%
Ally Financial, Inc.
4.13%, 03/30/2020	915,000	916,144
American Express Co.
4.05%, 12/03/2042	225,000	221,626
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,034,297
Capital One Financial Corp.
3.30%, 10/30/2024	656,000	639,376

		2,811,443

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	239,000	249,434
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	405,749
5.75%, 10/15/2020	629,920	632,314

		1,287,497

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	$ 70,000	$ 69,584

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,312,000	1,381,757
AXA Equitable Holdings, Inc.
4.35%, 04/20/2028	974,000	953,430

		2,335,187

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	750,000	744,108
3.40%, 05/15/2025	1,240,000	1,213,003
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	162,602
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	434,600
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	133,988
Verizon Communications, Inc.
5.15%, 09/15/2023	1,398,000	1,518,843
5.50%, 03/16/2047	1,052,000	1,177,155

		5,384,299

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	868,000	863,307
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	139,927
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,509,300
Duke Energy Progress LLC
3.60%, 09/15/2047	230,000	210,917
Entergy Arkansas LLC
3.70%, 06/01/2024	206,000	209,833
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	116,000
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	413,491
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	917,379
5.30%, 06/01/2042	75,000	87,110
PacifiCorp
3.60%, 04/01/2024 (C)	544,000	554,634
5.75%, 04/01/2037	125,000	148,324
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	447,432

		5,617,654

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	250,000	234,239
3.88%, 01/12/2028	870,000	798,021
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,000,000	1,023,985

		2,056,245

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	854,000	849,810

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.65%, 12/01/2023 (C)	$ 105,000	$ 107,889
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	67,800

		1,025,499

Equity Real Estate Investment Trusts - 0.7%
American Tower Trust #1
3.65%, 03/15/2048 (E)	755,000	744,498
CBL & Associates, LP
5.25%, 12/01/2023 (C)	754,000	633,360
EPR Properties
4.75%, 12/15/2026 (C)	1,116,000	1,115,162
HCP, Inc.
3.40%, 02/01/2025	1,090,000	1,050,619
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	927,142
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	856,489
Realty Income Corp.
3.88%, 07/15/2024	750,000	755,163
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	278,000	277,989
4.13%, 06/01/2021	275,000	276,814
4.63%, 11/01/2025	295,000	297,330

		6,934,566

Food & Staples Retailing - 0.1%
Sysco Corp.
3.25%, 07/15/2027	641,000	611,896
Walmart, Inc.
3.63%, 12/15/2047	955,000	917,026

		1,528,922

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	182,000	181,411
4.88%, 02/15/2025 (E)	390,000	397,801

		579,212

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	558,000	569,532
Becton Dickinson and Co.
3.70%, 06/06/2027	1,036,000	1,010,388

		1,579,920

Health Care Providers & Services - 0.3%
AmerisourceBergen Corp.
4.30%, 12/15/2047	366,000	317,617
Cigna Corp.
4.13%, 11/15/2025 (E)	470,000	479,525
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	184,201
CVS Health Corp.
2.13%, 06/01/2021	839,000	820,697
4.10%, 03/25/2025	286,000	291,184
5.05%, 03/25/2048	599,000	614,901
HCA Healthcare, Inc.
6.25%, 02/15/2021	255,000	265,837

		2,973,962

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 561,000	$ 568,358

Industrial Conglomerates - 0.1%
General Electric Co.
6.88%, 01/10/2039, MTN	818,000	901,984

Insurance - 0.3%
Allstate Corp.
3.28%, 12/15/2026	606,000	601,248
Athene Global Funding
3.00%, 07/01/2022 (E)	612,000	599,558
CNA Financial Corp.
5.88%, 08/15/2020	775,000	804,140
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	206,829
Lincoln National Corp.
3.63%, 12/12/2026	615,000	600,339

		2,812,114

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024	710,000	723,183

Internet & Direct Marketing Retail - 0.0% (B)
Booking Holdings, Inc.
3.60%, 06/01/2026	369,000	362,788

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	461,000	455,062
Mastercard, Inc.
2.00%, 04/01/2019	173,000	172,800

		627,862

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	482,999

Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	705,525
CSC Holdings LLC
10.13%, 01/15/2023 (E)	200,000	215,960
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	550,000	558,938
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	935,507
4.45%, 01/15/2043	274,000	273,053

		2,688,983

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	650,000	613,691
4.75%, 04/10/2027 (E)	230,000	229,490
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	133,875

		977,056

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	70,574
4.88%, 03/01/2044	152,000	159,236

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Energy, Inc.
2.58%, 07/01/2020	$ 516,000	$ 511,474
DTE Electric Co.
4.30%, 07/01/2044	848,000	865,879
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	170,000	166,244

		1,773,407

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	1,087,000	1,165,668
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	1,426,000	1,387,769
Energy Transfer Operating, LP
4.90%, 02/01/2024	382,000	395,195
5.15%, 02/01/2043	600,000	543,343
5.95%, 10/01/2043	535,000	534,147
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,082,000	1,020,087
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	288,364
Exxon Mobil Corp.
1.82%, 03/15/2019	100,000	99,952
3.04%, 03/01/2026	975,000	969,810
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	480,000	488,143
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,613
Petrobras Global Finance BV
6.25%, 03/17/2024	183,000	192,562
Petroleos Mexicanos
3.50%, 01/30/2023	660,000	606,995
6.50%, 01/23/2029 (C)	385,000	362,766
6.88%, 08/04/2026	450,000	446,197
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	945,000	955,151
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	378,000	370,974
Shell International Finance BV
2.50%, 09/12/2026	873,000	830,458
3.75%, 09/12/2046	195,000	188,215
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	122,194
4.63%, 03/01/2034	110,000	112,729
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	232,140
Williams Cos., Inc.
5.40%, 03/04/2044	104,000	106,556
7.88%, 09/01/2021	100,000	109,980

		11,541,008

Pharmaceuticals - 0.3%
AstraZeneca PLC
4.00%, 01/17/2029	211,000	213,281
Bayer US Finance II LLC
4.40%, 07/15/2044 (E)	474,000	410,889
Bayer US Finance LLC
3.00%, 10/08/2021 (E)	575,000	566,343
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	396,000	368,154
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (E)	1,095,000	1,150,353

		2,709,020

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.0% (B)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 40,000	$ 40,039
3.75%, 04/01/2024	37,000	37,863

		77,902

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	955,000	950,596
KLA-Tencor Corp.
4.13%, 11/01/2021	193,000	195,947
4.65%, 11/01/2024	300,000	309,903
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	315,000	323,146
QUALCOMM, Inc.
3.25%, 05/20/2027	1,048,000	991,839

		2,771,431

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	520,000	527,008

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	772,000	774,415
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	465,000	486,372
Western Digital Corp.
4.75%, 02/15/2026 (C)	855,000	795,150

		2,055,937

Tobacco - 0.1%
BAT Capital Corp.
2.30%, 08/14/2020	282,000	278,178
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	340,000	346,585

		624,763

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	741,000	794,442

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	402,504
4.38%, 07/16/2042 (C)	300,000	298,477
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	896,312
3.72%, 07/15/2043 (E)	160,000	159,502
Sprint Corp.
7.25%, 09/15/2021	200,000	210,000
7.88%, 09/15/2023	155,000	164,688

		2,131,483

Total Corporate Debt Securities (Cost $124,471,748)		122,386,117

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	333,300

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	$ 235,000	$ 238,057
4.50%, 01/28/2026 (C)	650,000	669,500

		907,557

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	632,503
5.38%, 10/17/2023 (E)	115,000	122,889

		755,392

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,073,078

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028 (C)	315,000	320,831

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	154,625

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023 (C)	275,000	273,647

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	203,750

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (E)	455,000	442,260

Total Foreign Government Obligations (Cost $4,490,748)		4,464,440

MORTGAGE-BACKED SECURITIES - 4.0%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	700,000	710,814
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,134,655
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,040,744
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	99,973
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	600,000	600,445
BCAP LLC Trust
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	17,072	16,944
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	700,000	707,855
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	1,550,000	1,568,576
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	86,461	88,675
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	228,678

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	$ 355,144	$ 354,602
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	617,879	604,680
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	432,970
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	133,509	131,402
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	109,441
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,182,705
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,485,091
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,250,000	2,236,297
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	516,365
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	815,181
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,045,577
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.74% (D), 08/26/2036 (E)	57,135	57,199
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.45% (D), 12/27/2035 (E)	493,068	489,528
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	317,089
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	670,454
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	686,758
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.23% (D), 02/26/2036 (E)	50,419	50,358
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	374,222
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,147,163	2,173,812
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	254,659	249,777
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	322,564
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	3,050,000	2,983,203

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	$ 506,428	$ 492,299
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.91% (D), 08/15/2034 (E)	2,604,027	2,582,796
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	245,905	246,441
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	113,769	113,898
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	270,482	270,912
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	208,820	208,709
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	518,155	518,390
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	352,046	352,312
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	363,848	358,860
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	421,562	420,957
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,022,414	1,028,691
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	850,859	858,580
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,454,666	1,477,772
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	574,693	579,768
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,390,694
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	935,789
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 3.09% (D), 05/25/2035	183,217	181,707
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	393,896
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	564,761
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 5.01% (D), 06/15/2029 (E)	695,000	695,637

Total Mortgage-Backed Securities (Cost $38,652,599)		38,159,503

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	61,872
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	405,728
7.60%, 11/01/2040	480,000	717,499

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited (continued)
7.70%, 11/01/2030	$ 340,000	$ 367,771
7.95%, 03/01/2036	905,000	952,630
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	41,330

		2,546,830

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	37,352

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	78,086

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	58,685
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	58,566
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	46,806
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	80,588

		244,645

Total Municipal Government Obligations (Cost $3,021,297)		2,906,913

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.1%
Federal Home Loan Mortgage Corp.
3.01%, 07/25/2025	4,041,000	4,045,127
5.00%, 08/01/2035	301,997	323,299
5.50%, 06/01/2041	110,475	119,325
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,399,592	3,368,794
3.06% (D), 08/25/2024	1,820,000	1,832,307
3.49%, 01/25/2024	1,298,000	1,331,566
3.53% (D), 07/25/2023	1,100,000	1,129,282
Federal National Mortgage Association
2.50%, TBA (G)	2,406,000	2,367,818
3.00%, TBA (G)	22,491,000	22,234,345
3.00%, 11/01/2048	2	2
3.33% (D), 10/25/2023	183,875	187,276
3.50%, 07/01/2028 - 11/01/2028	365,871	373,922
3.50%, TBA (G)	14,598,000	14,670,135
12-Month LIBOR + 1.53%, 3.87% (D), 02/01/2043	60,054	61,736
4.00%, 04/01/2026 - 06/01/2042	104,127	107,470
4.00%, TBA (G)	7,235,000	7,405,701
4.50%, 02/01/2025 - 06/01/2026	215,195	221,373

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.00%, 04/01/2039 - 11/01/2039	$ 1,318,726	$ 1,417,442
5.00%, TBA (G)	2,622,000	2,758,242
5.50%, 07/01/2019 - 12/01/2041	1,008,526	1,097,247
6.00%, 08/01/2036 - 06/01/2041	1,341,301	1,470,954
6.50%, 05/01/2040	125,017	141,139
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	582,870	28,135

Total U.S. Government Agency Obligations (Cost $66,674,853)		66,692,637

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury - 9.1%
U.S. Treasury Bond
2.25%, 08/15/2046	3,440,000	2,950,337
2.50%, 02/15/2045 - 05/15/2046	7,240,000	6,568,217
2.75%, 08/15/2042 - 11/15/2047	4,598,400	4,398,396
2.88%, 08/15/2045	1,070,000	1,045,925
3.00%, 05/15/2042 - 08/15/2048	1,096,400	1,097,428
3.13%, 02/15/2042 - 05/15/2048	1,301,000	1,336,888
3.50%, 02/15/2039	3,780,000	4,153,423
3.63%, 02/15/2044	7,318,000	8,135,558
4.50%, 02/15/2036	1,728,500	2,139,626
4.75%, 02/15/2037	4,556,000	5,833,816
5.25%, 02/15/2029	3,205,000	3,933,136
U.S. Treasury Note
1.00%, 11/30/2019	7,324,900	7,232,194
1.13%, 06/30/2021 - 09/30/2021	2,888,000	2,798,798
1.50%, 08/15/2026	5,685,000	5,274,614
1.63%, 03/31/2019 - 05/15/2026	3,066,900	2,939,489
2.25%, 11/15/2027	1,870,500	1,817,015
2.38%, 01/31/2023	1,154,000	1,151,250
2.50%, 12/31/2020 - 05/15/2024	10,629,800	10,643,915
2.63%, 12/15/2021	331,000	332,784
2.88%, 05/15/2028 - 08/15/2028	6,995,300	7,136,026
3.13%, 11/15/2028	4,820,500	5,022,735

		85,941,570

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,218,842	1,318,682
2.50%, 01/15/2029	2,710,389	3,148,039
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	4,849,422	4,835,578

		9,302,299

Total U.S. Government Obligations (Cost $94,818,845)		95,243,869

COMMERCIAL PAPER - 4.5%
Banks - 0.7%
Concord Minutemen Capital Co.
2.87% (H), 03/05/2019	3,000,000	2,992,507
Macquarie Bank, Ltd.
2.77% (H), 02/14/2019	1,700,000	1,698,336
2.78% (H), 02/12/2019	2,100,000	2,098,255
Sumitomo Mitsui Banking Corp.
2.77% (H), 04/11/2019	600,000	596,883

		7,385,981

Capital Markets - 0.3%
Cedar Springs Capital Co. LLC
2.88% (H), 03/05/2019	3,000,000	2,992,480

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services - 3.4%
Atlantic Asset Securitization LLC
2.92% (H), 03/27/2019	$ 3,750,000	$ 3,733,912
Barton Capital Corp.
2.89% (H), 03/11/2019	2,250,000	2,243,279
Cancara Asset Securitisation LLC
2.91% (H), 03/18/2019	3,750,000	3,736,641
Fairway Finance Corp.
2.83% (H), 04/01/2019	3,550,000	3,533,884
Gotham Funding Corp.
2.66% (H), 02/04/2019	4,000,000	3,999,130
Le Fayette Asset Securitization LLC
2.81% (H), 04/08/2019	2,400,000	2,387,900
2.84% (H), 04/08/2019	1,000,000	994,903
Liberty Funding LLC
2.87% (H), 03/19/2019	3,500,000	3,487,433
LMA SA
2.65% (H), 02/04/2019	3,600,000	3,599,220
Sheffield Receivable
2.70% (H), 02/14/2019	900,000	899,139
Victory Receivables
2.84% (H), 04/01/2019	3,450,000	3,434,281

		32,049,722

Software - 0.1%
Manhattan Asset Funding
2.89% (H), 03/20/2019	500,000	498,153

Total Commercial Paper (Cost $42,926,336)		42,926,336

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.8%
U.S. Treasury Bill
2.42% (H), 04/04/2019	7,144,000	7,114,822

Total Short-Term U.S. Government Obligation (Cost $7,114,822)		7,114,822

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (H)	9,326,569	9,326,569

Total Other Investment Company (Cost $9,326,569)		9,326,569

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.45% (H), dated 01/31/2019, to be repurchased at $20,784,904 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $21,206,203.	$ 20,784,067	20,784,067

Total Repurchase Agreement (Cost $20,784,067)		20,784,067

Total Investments (Cost $857,779,773)		1,004,158,705
Net Other Assets (Liabilities) - (6.5)%		(61,261,469)

Net Assets - 100.0%		$ 942,897,236

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	Long	100	03/15/2019	$12,870,140	$13,522,500	$652,360	$—

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$558,288,528	$—	$—	$558,288,528
Preferred Stocks	436,841	—	—	436,841
Asset-Backed Securities	—	35,428,063	—	35,428,063
Corporate Debt Securities	—	122,386,117	—	122,386,117
Foreign Government Obligations	—	4,464,440	—	4,464,440
Mortgage-Backed Securities	—	38,159,503	—	38,159,503
Municipal Government Obligations	—	2,906,913	—	2,906,913
U.S. Government Agency Obligations	—	66,692,637	—	66,692,637
U.S. Government Obligations	—	95,243,869	—	95,243,869
Commercial Paper	—	42,926,336	—	42,926,336
Short-Term U.S. Government Obligation	—	7,114,822	—	7,114,822
Other Investment Company	9,326,569	—	—	9,326,569
Repurchase Agreement	—	20,784,067	—	20,784,067

Total Investments	$568,051,938	$436,106,767	$—	$1,004,158,705

Other Financial Instruments
Futures Contracts (J)	$652,360	$—	$—	$652,360

Total Other Financial Instruments	$652,360	$—	$—	$652,360

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,130,556. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $97,093,333, representing 10.3% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2019 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.6%
International Fixed Income Fund - 2.6%
iShares JPMorgan EM Local Currency Bond ETF	57,617	$ 2,618,116

Total Exchange-Traded Fund (Cost $2,635,342)		2,618,116

INVESTMENT COMPANIES - 96.1%
International Alternative Funds - 31.9%
Transamerica Global Multifactor Macro (A) (B)	1,503,580	13,592,363
Transamerica Unconstrained Bond (B)	1,933,841	18,777,592

		32,369,955

International Equity Funds - 7.4%
Transamerica Emerging Markets Equity (B)	393,188	3,872,898
Transamerica Global Real Estate Securities (B)	263,445	3,640,814

		7,513,712

International Fixed Income Funds - 16.6%
Transamerica Emerging Markets Debt (B)	660,098	6,851,820
Transamerica Inflation Opportunities (B)	1,023,259	10,038,171

		16,889,991

U.S. Alternative Funds - 32.8%
Transamerica Event Driven (B)	1,191,222	11,900,304
Transamerica Long/Short Strategy (B)	1,846,271	11,096,091
Transamerica Managed Futures Strategy (A) (B)	1,469,883	10,274,479

		33,270,874

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.6%
Transamerica Core Bond (B)	108,944	$ 1,057,850
Transamerica High Yield Bond (B)	406,712	3,636,003

		4,693,853

U.S. Mixed Allocation Fund - 2.8%
Transamerica MLP & Energy Income (B)	410,176	2,854,822

Total Investment Companies (Cost $103,129,054)		97,593,207

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $1,809,951 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $1,848,876.	$ 1,809,878	1,809,878

Total Repurchase Agreement (Cost $1,809,878)		1,809,878

Total Investments (Cost $107,574,274)		102,021,201
Net Other Assets (Liabilities) - (0.5)%		(533,776)

Net Assets - 100.0%		$ 101,487,425

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(31)	03/20/2019	$(3,687,940)	$(3,796,531)	$—	$(108,591)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$2,618,116	$—	$—	$2,618,116
Investment Companies	97,593,207	—	—	97,593,207
Repurchase Agreement	—	1,809,878	—	1,809,878

Total Investments	$100,211,323	$1,809,878	$—	$102,021,201

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(108,591)	$—	$—	$(108,591)

Total Other Financial Instruments	$(108,591)	$—	$—	$(108,591)

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings from investments of TAM are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2019	Shares as of January 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$1,225,944	$8,247	$(200,000)	$(8,510)	$32,169	$1,057,850	108,944	$8,247	$—
Transamerica Emerging Markets Debt	7,503,205	66,656	(1,050,000)	(63,652)	395,611	6,851,820	660,098	66,655	—
Transamerica Emerging Markets Equity	6,123,250	69,634	(2,500,000)	(620,050)	800,064	3,872,898	393,188	69,633	—
Transamerica Event Driven	12,580,458	231,537	(650,000)	(7,691)	(254,000)	11,900,304	1,191,222	231,536	—
Transamerica Global Multifactor Macro	15,099,454	—	(900,000)	(95,873)	(511,218)	13,592,363	1,503,580	—	—
Transamerica Global Real Estate Securities	3,898,213	70,459	(550,000)	(20,881)	243,023	3,640,814	263,445	70,459	—
Transamerica High Yield Bond	3,062,041	798,116	(250,000)	(8,787)	34,633	3,636,003	406,712	48,117	—
Transamerica Inflation Opportunities	11,194,078	79,041	(1,400,000)	(36,115)	201,167	10,038,171	1,023,259	79,041	—
Transamerica Long/Short Strategy	11,652,395	425,552	(700,000)	(162,565)	(119,291)	11,096,091	1,846,271	425,552	—
Transamerica Managed Futures Strategy	11,669,810	—	(750,000)	(267,359)	(377,972)	10,274,479	1,469,883	—	—
Transamerica MLP & Energy Income	3,035,260	38,898	(250,000)	(9,999)	40,663	2,854,822	410,176	38,899	—
Transamerica Unconstrained Bond	20,415,476	224,760	(1,650,000)	(71,982)	(140,662)	18,777,592	1,933,841	224,761	—

Total	$107,459,584	$2,012,900	$(10,850,000)	$(1,373,464)	$344,187	$97,593,207	11,210,619	$1,262,900	$—

(C)	Rate disclosed reflects the yield at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(E)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.8%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 2,878,819	$ 2,865,779
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.98% (B), 07/18/2027 (A)	8,000,000	7,889,592
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	2,685,118	2,678,044
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	6,782,409	6,678,927
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	6,828,967	6,696,980
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 4.04% (B), 04/15/2027 (A)	16,270,000	16,048,419
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1-Month LIBOR + 0.76%, 3.27% (B), 12/25/2033	626,048	625,913
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 2.66% (B), 03/25/2047	8,198,233	7,978,175
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	7,960,556	7,868,824
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 4.43% (B), 03/08/2029 (A)	9,000,000	9,009,342
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 4.46% (B), 10/22/2025 (A)	10,000,000	9,985,150
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 4.33% (B), 04/20/2027 (A)	8,000,000	7,928,560
Hertz Vehicle Financing II, LP
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,002,544
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A) (C)	11,900,000	11,924,420
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	950,303	945,591
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	3,244,159	3,192,888
ICG US CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 4.45% (B), 07/29/2028 (A)	6,000,000	5,956,272
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 4.14% (B), 07/15/2026 (A)	13,500,000	13,386,397

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 4.08% (B), 10/28/2025 (A)	$ 10,000,000	$ 10,003,350
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	2,239,117	2,224,641
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 4.24% (B), 10/15/2026 (A)	10,000,000	9,891,850
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	2,645,038	2,584,963
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	2,738,829	2,700,318
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	7,550,000	7,509,034
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	10,000,000	9,975,636
New Residential Mortgage Loan Trust
Series 2018-1A, Class A1A,
4.00%(B), 12/25/2057 (A)	5,771,808	5,853,211
Series 2018-RPL1, Class A1,
3.50%(B), 12/25/2057 (A)	6,447,711	6,427,572
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/16/2051 (A)	10,000,000	9,885,540
Series 2016-T5, Class AT5,
3.33%, 12/15/2051 (A)	10,000,000	10,007,997
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	9,960,000	9,977,828
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	3,092,444	3,046,200
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	5,096,761	5,023,527
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	10,075,785	9,907,845
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	6,545,741	6,534,882
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class B,
2.80%, 10/20/2031(A)	1,854,253	1,845,500
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	614,657	611,275
Series 2015-1A, Class B,
3.05%, 03/22/2032(A)	751,247	747,776
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	5,374,837	5,387,173
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	6,870,787	6,925,519
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	6,716,194	6,782,011
SLM Student Loan Trust
Series 2006-1, Class B,
3-Month LIBOR + 0.20%, 2.97% (B), 01/25/2027	9,160,000	8,479,802
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	3,502,839	3,501,934

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Spirit Master Funding LLC
Series 2014-2A, Class A,
5.76%, 03/20/2041 (A)	$ 6,344,142	$ 6,544,440
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	6,916,986	6,876,523
SPS Servicer Advance Receivables Trust
Series 2018-T1, Class AT1,
3.62%, 10/17/2050 (A)	17,680,000	17,745,045
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 4.06% (B), 07/20/2027 (A)	10,000,000	9,817,390
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 4.11% (B), 04/20/2028 (A)	10,000,000	9,810,490
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	2,034,092	2,012,104
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	7,143,200	7,053,739
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	7,314,658	7,153,811
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	10,187,223	9,881,533
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	14,743,666	14,428,876
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	6,629,700	6,493,270
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	11,660,163	11,378,298
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	11,397,792	11,138,478
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	12,295,821	11,964,446
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	12,014,596	11,794,164
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	5,405,179	5,332,549
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	9,085,541	9,123,096
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	8,300,000	8,249,448
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,856,020
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,040,931
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	10,278,630	10,029,598
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	2,963,005	2,942,296
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	3,824,375	3,771,015
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	6,504,706	6,420,405

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 4.26% (B), 04/20/2028 (A)	$ 15,000,000	$ 14,745,885

Total Asset-Backed Securities (Cost $511,795,472)		508,101,051

CORPORATE DEBT SECURITIES - 53.7%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,081,790

Airlines - 1.0%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	6,170,524	6,479,050
Delta Air Lines, Inc.
3.40%, 04/19/2021	4,995,000	4,961,229
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	502,595	509,480
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	9,904,665
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	6,112,025	6,195,148

		28,049,572

Banks - 14.3%
ABN AMRO Bank NV
3.40%, 08/27/2021 (A)	15,000,000	15,067,875
Banco Santander SA
3-Month LIBOR + 1.09%, 3.77% (B), 02/23/2023	10,000,000	9,838,866
3.85%, 04/12/2023	4,600,000	4,573,931
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	7,542,000	7,445,771
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	8,000,000	7,972,101
Bank of Montreal
1.75%, 09/11/2019, MTN	12,913,000	12,837,709
Barclays PLC
3-Month LIBOR + 1.38%, 4.01% (B), 05/16/2024	10,000,000	9,708,411
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	18,643,193
CIT Group, Inc.
4.13%, 03/09/2021	600,000	601,500
Citigroup, Inc.
2.40%, 02/18/2020	9,935,000	9,884,445
Fixed until 01/24/2022, 3.14% (B), 01/24/2023	13,000,000	12,911,771
Citizens Bank NA
2.25%, 10/30/2020	6,000,000	5,915,847
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	8,863,069
Cooperatieve Rabobank UA
Fixed until 06/30/2019 (D), 11.00% (A) (B)	9,781,000	10,086,656
Danske Bank A/S
3-Month LIBOR + 1.06%, 3.84% (B), 09/12/2023 (A)	14,743,000	14,079,269
Discover Bank
7.00%, 04/15/2020	16,576,000	17,283,832

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Fifth Third Bank
3.35%, 07/26/2021	$ 14,960,000	$ 15,055,700
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,169,763
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	13,935,256
7.25%, 12/15/2021 (E)	6,340,000	7,001,482
First Tennessee Bank NA
2.95%, 12/01/2019	14,548,000	14,522,092
HSBC Holdings PLC
3-Month LIBOR + 1.00%, 3.64% (B), 05/18/2024	11,930,000	11,827,283
Huntington Bancshares, Inc.
2.30%, 01/14/2022	13,724,000	13,358,808
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	12,778,558
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	4,864,000	4,534,700
JPMorgan Chase & Co.
2.25%, 01/23/2020	10,005,000	9,941,841
4.25%, 10/15/2020	6,865,000	7,003,227
National City Corp.
6.88%, 05/15/2019	3,000,000	3,033,895
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	7,904,618
Regions Financial Corp.
2.75%, 08/14/2022	12,360,000	12,060,206
Royal Bank of Canada
2.13%, 03/02/2020, MTN	5,325,000	5,288,985
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 4.37% (B), 06/25/2024	9,014,000	8,803,337
6.40%, 10/21/2019	14,228,000	14,526,996
Santander Holdings USA, Inc.
3.40%, 01/18/2023	6,907,000	6,793,322
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (B), 01/20/2023 (A)	10,323,000	10,331,527
SunTrust Banks, Inc.
2.50%, 05/01/2019	7,718,000	7,713,987
US Bank NA
2.13%, 10/28/2019	8,770,000	8,731,350
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	12,348,000	12,263,796
Wells Fargo Bank NA
2.60%, 01/15/2021	19,494,000	19,342,464
Zions Bancorp NA
3.50%, 08/27/2021	8,390,000	8,403,963

		409,041,402

Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	11,291,000	11,264,891
Diageo Capital PLC
3.50%, 09/18/2023	9,800,000	9,971,352
Pernod Ricard SA
5.75%, 04/07/2021 (A)	9,466,000	9,955,692

		31,191,935

Biotechnology - 0.9%
AbbVie, Inc.
2.50%, 05/14/2020	6,351,000	6,313,135

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
4.50%, 03/15/2020	$ 13,653,000	$ 13,901,202
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	4,975,456

		25,189,793

Capital Markets - 5.0%
Ameriprise Financial, Inc.
5.30%, 03/15/2020	7,040,000	7,223,440
7.30%, 06/28/2019	18,320,000	18,633,174
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	9,646,068
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	9,811,667
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 4.02% (B), 06/12/2024 (A)	19,750,000	19,532,991
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	9,969,958
Deutsche Bank AG
4.25%, 02/04/2021	5,560,000	5,516,093
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	20,912,000	20,860,390
Lazard Group LLC
4.25%, 11/14/2020	4,176,000	4,238,722
Morgan Stanley
2.65%, 01/27/2020	14,938,000	14,891,625
State Street Corp.
3.10%, 05/15/2023	11,076,000	11,033,571
UBS AG
2.20%, 06/08/2020 (A)	11,838,000	11,687,799

		143,045,498

Chemicals - 1.3%
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	6,000,000	5,967,886
4.63%, 01/15/2020	14,937,000	15,171,328
Huntsman International LLC
5.13%, 11/15/2022	6,972,000	7,216,020
Syngenta Finance NV
3.93%, 04/23/2021 (A)	9,575,000	9,504,329

		37,859,563

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A) (E)	5,000,000	4,921,031

Consumer Finance - 1.8%
Ally Financial, Inc.
8.00%, 03/15/2020	5,717,000	5,981,411
Capital One Financial Corp.
2.40%, 10/30/2020	9,963,000	9,833,353
Daimler Finance North America LLC
1.50%, 07/05/2019 (A)	7,125,000	7,086,854
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	8,000,000	7,770,849
General Motors Financial Co., Inc.
3.55%, 04/09/2021	9,963,000	9,921,399
3-Month LIBOR + 1.56%, 4.35% (B), 01/15/2020	3,150,000	3,150,259
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,285,688

		51,029,813

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	$ 3,035,000	$ 3,004,043
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	7,063,826	7,090,669

		10,094,712

Diversified Consumer Services - 0.1%
Princeton University
4.95%, 03/01/2019	1,902,000	1,904,389

Diversified Financial Services - 2.9%
Aircastle, Ltd.
5.13%, 03/15/2021	7,967,000	8,166,618
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	18,266,000	19,237,179
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023	12,251,000	12,254,285
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,800,000	5,663,017
Jefferies Group LLC
8.50%, 07/15/2019 (E)	7,475,000	7,646,356
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	20,411,224
Protective Life Global Funding
2.70%, 11/25/2020 (A)	8,378,000	8,307,839

		81,686,518

Diversified Telecommunication Services - 0.3%
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	9,058,500

Electric Utilities - 2.7%
American Electric Power Co., Inc.
2.95%, 12/15/2022	7,294,000	7,231,104
Appalachian Power Co.
4.60%, 03/30/2021	4,528,000	4,649,455
Duke Energy Corp.
3.05%, 08/15/2022	18,483,000	18,381,150
Entergy Corp.
4.00%, 07/15/2022	7,365,000	7,419,682
Entergy Texas, Inc.
7.13%, 02/01/2019	14,282,000	14,282,000
Southern California Edison Co.
1.85%, 02/01/2022	13,250,000	12,970,914
Southern Co.
2.35%, 07/01/2021	11,954,000	11,711,737

		76,646,042

Equity Real Estate Investment Trusts - 2.2%
American Tower Corp.
3.00%, 06/15/2023	9,963,000	9,737,858
Crown Castle International Corp.
5.25%, 01/15/2023	14,538,000	15,316,080
HCP, Inc.
3.15%, 08/01/2022	14,125,000	13,854,948
iStar, Inc.
5.00%, 07/01/2019	3,506,000	3,510,383

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	$ 8,370,000	$ 8,480,612
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,538,647

		63,438,528

Food & Staples Retailing - 0.9%
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,460,333
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	14,938,000	14,921,437

		24,381,770

Food Products - 0.4%
Mead Johnson Nutrition Co.
4.90%, 11/01/2019	10,859,000	11,014,625

Gas Utilities - 0.5%
DTE Gas Co.
5.00%, 10/01/2019	14,397,000	14,583,869

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.89%, 06/06/2022	9,959,000	9,779,514
3-Month LIBOR + 1.03%, 3.77% (B), 06/06/2022	8,124,000	7,993,210

		17,772,724

Health Care Providers & Services - 2.2%
Cigna Corp.
3-Month LIBOR + 0.89%, 3.68% (B), 07/15/2023 (A)	12,689,000	12,525,191
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,672,775
Express Scripts Holding Co.
3.90%, 02/15/2022	9,465,000	9,619,900
HCA, Inc.
6.50%, 02/15/2020	6,200,000	6,370,500
UnitedHealth Group, Inc.
2.70%, 07/15/2020	13,880,000	13,874,553
3.50%, 02/15/2024	6,971,000	7,089,411

		64,152,330

Household Durables - 0.4%
Beazer Homes USA, Inc.
8.75%, 03/15/2022	7,100,000	7,423,050
DR Horton, Inc.
2.55%, 12/01/2020	4,029,000	3,959,795

		11,382,845

Independent Power & Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC
4.00%, 10/01/2020	9,554,000	9,648,035

Industrial Conglomerates - 0.2%
General Electric Co.
3-Month LIBOR + 0.80%, 3.59% (B), 04/15/2020, MTN	5,100,000	5,058,592

Insurance - 1.9%
Athene Global Funding
3.00%, 07/01/2022 (A)	14,168,000	13,879,955

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
CNA Financial Corp.
5.88%, 08/15/2020	$ 6,145,000	$ 6,376,054
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,118,548
Jackson National Life Global Funding
3.30%, 02/01/2022 (A) (C)	9,000,000	9,036,238
New York Life Global Funding
2.95%, 01/28/2021 (A) (C)	6,928,000	6,939,458
Principal Life Global Funding II
2.15%, 01/10/2020 (A)	8,947,000	8,882,529

		54,232,782

IT Services - 1.0%
DXC Technology Co.
2.88%, 03/27/2020	8,090,000	8,041,177
First Data Corp.
5.75%, 01/15/2024 (A)	8,253,000	8,485,115
International Business Machines Corp.
1.95%, 02/12/2019	11,000,000	10,998,000

		27,524,292

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020 (E)	7,005,000	6,882,412

Media - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	7,500,000	7,581,938
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,284,504
Comcast Corp.
3.45%, 10/01/2021	9,959,000	10,074,591
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,090,346

		44,031,379

Metals & Mining - 0.5%
ArcelorMittal
5.50%, 03/01/2021	1,992,000	2,061,805
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A) (E)	6,430,000	6,413,925
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	6,746,717

		15,222,447

Multi-Utilities - 0.4%
Dominion Energy, Inc.
2.58%, 07/01/2020	4,498,000	4,458,546
NiSource, Inc.
3.85%, 02/15/2023	7,266,000	7,349,153

		11,807,699

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.
8.70%, 03/15/2019	2,857,000	2,875,475
BP Capital Markets PLC
1.77%, 09/19/2019	18,516,000	18,395,867
Devon Energy Corp.
3.25%, 05/15/2022	10,260,000	10,141,804
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,142,745

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating, LP
4.15%, 10/01/2020	$ 8,000,000	$ 8,078,421
4.20%, 09/15/2023	4,980,000	5,017,800
Husky Energy, Inc.
7.25%, 12/15/2019	11,950,000	12,347,894
Kinder Morgan, Inc.
3.05%, 12/01/2019	6,132,000	6,133,208
MPLX, LP
3.38%, 03/15/2023	4,499,000	4,463,077
4.88%, 12/01/2024	5,661,000	5,902,474
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	14,900,000	15,760,936
Shell International Finance BV
1.38%, 09/12/2019	12,447,000	12,351,855
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,224,668
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,775,222

		121,611,446

Pharmaceuticals - 1.2%
AstraZeneca PLC
3.50%, 08/17/2023	9,961,000	10,031,899
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	7,474,000	7,361,470
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	7,400,000	7,136,129
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,929,000	5,882,872
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/2020 (A)	3,761,000	3,800,274

		34,212,644

Road & Rail - 0.4%
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	8,008,991
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,513,023

		12,522,014

Software - 0.4%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	11,895,187

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.
3.50%, 10/05/2021	7,170,000	7,228,103
Xerox Corp.
2.75%, 09/01/2020	5,626,000	5,471,285

		12,699,388

Tobacco - 0.7%
BAT Capital Corp.
2.30%, 08/14/2020	8,717,000	8,598,847
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	11,299,000	11,517,838

		20,116,685

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	23,245,740

Total Corporate Debt Securities (Cost $1,540,488,668)		1,534,237,991

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	$ 2,175,000	$ 2,215,781

Total Foreign Government Obligation (Cost $2,162,362)		2,215,781

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 6.03%(B), 11/14/2022	13,163,869	12,840,261

Total Loan Assignment (Cost $13,125,535)		12,840,261

MORTGAGE-BACKED SECURITIES - 21.5%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,585,324
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 3.76% (B), 09/15/2034 (A)	15,640,000	15,508,819
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	10,735,572	10,728,798
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 04/15/2035 (A)	17,440,000	17,229,609
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.61% (B), 04/15/2035 (A)	10,520,000	10,460,657
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
1-Month LIBOR + 2.20%, 4.66% (B), 12/15/2031 (A)	10,000,000	9,993,544
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.71% (B), 08/15/2036 (A)	14,890,000	14,656,617
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.21% (B), 08/15/2036 (A)	15,000,000	14,783,712
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.63% (B), 03/15/2037 (A)	16,120,000	15,947,927
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.95% (B), 03/15/2037 (A)	15,000,000	14,790,129
BCAP LLC Trust
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	229,469	227,753

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BHMS
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 4.41% (B), 07/15/2035 (A)	$ 14,900,000	$ 14,876,547
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2034 (A)	15,796,570	15,717,286
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2034 (A)	12,750,000	12,662,001
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 3.73% (B), 05/15/2035 (A)	5,480,000	5,437,703
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 4.28% (B), 05/15/2035 (A)	4,250,000	4,257,587
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.51% (B), 11/15/2034 (A)	11,825,000	11,696,631
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	15,000,000	15,168,331
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 4.25% (B), 12/15/2037 (A) (C)	9,760,000	9,763,450
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,336,700
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,668,598
Series 2016-HEAT, Class D,
5.49% (B), 04/10/2029 (A)	7,290,000	7,411,224
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 4.26% (B), 07/15/2030 (A)	10,000,000	9,993,475
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.76% (B), 11/15/2036 (A)	17,400,000	17,367,151
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%, 3.61% (B), 07/15/2029 (A)	5,000,000	4,972,158
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.76% (B), 07/15/2032 (A)	3,500,000	3,469,185
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	4,314,458	4,401,480
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	9,912,733	9,700,986
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.62% (B), 06/11/2032 (A)	14,800,000	14,651,250

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 4.66% (B), 08/13/2027 (A)	$ 15,000,000	$ 15,027,843
Series 2014-PAT, Class E,
1-Month LIBOR + 3.15%, 5.66% (B), 08/13/2027 (A)	5,000,000	5,004,418
Series 2014-TWC, Class C,
1-Month LIBOR + 1.85%, 4.36% (B), 02/13/2032 (A)	10,000,000	9,999,994
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 3.36% (B), 06/15/2034 (A)	12,500,000	12,272,864
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 3.51% (B), 06/15/2034 (A)	2,500,000	2,449,870
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 4.90% (B), 11/19/2035 (A)	10,000,000	9,925,414
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 06/15/2035 (A)	7,790,964	7,707,897
Series 2018-GPP, Class D,
1-Month LIBOR + 1.85%, 4.36% (B), 06/15/2035 (A)	7,790,964	7,701,901
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class D,
1-Month LIBOR + 2.00%, 4.51% (B), 11/15/2035 (A)	16,400,000	16,338,134
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	5,943,234	5,833,622
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.30%, 3.81% (B), 12/15/2034 (A)	10,000,000	9,899,611
Hospitality Mortgage Trust
Series 2017-HIT, Class C,
1-Month LIBOR + 1.35%, 3.87% (B), 05/08/2030 (A)	7,900,000	7,856,716
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	9,820,493
JPMorgan Resecuritization Trust
Series 2010-5, Class 2A2,
4.50% (B), 07/26/2035 (A)	170,420	170,387
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 2.76% (B), 02/25/2030 (A)	2,067,531	2,037,468
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	13,367,017	13,126,841
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	15,050,465	14,692,131

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Monarch Beach Resort Trust
Series 2018-MBR, Class D,
1-Month LIBOR + 1.70%, 4.21% (B), 07/15/2035 (A)	$ 12,000,000	$ 11,894,684
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 4.71% (B), 11/15/2034 (A)	10,800,000	10,690,132
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 07/15/2035 (A)	10,850,000	10,700,390
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	5,110,275	4,752,556
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.91% (B), 08/15/2034 (A)	18,673,920	18,521,675
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.69% (B), 10/15/2037 (A)	11,780,000	11,588,072
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 4.16% (B), 10/15/2037 (A)	5,320,000	5,233,330
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	2,625,431	2,628,420
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	3,210,548	3,208,841
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	5,308,564	5,300,941
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	9,767,544	9,922,692
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	6,620,892	6,679,352
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 4.01% (B), 06/25/2057 (A)	7,913,686	8,054,766
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	9,603,950	9,789,796
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 2.66% (B), 12/20/2036 (A)	7,183,511	7,045,550
RETL Trust
Series 2018-RVP, Class B,
1-Month LIBOR + 1.75%, 4.26% (B), 03/15/2033 (A)	7,500,000	7,438,684
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.75% (B), 08/20/2030 (A)	14,575,992	14,438,699

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.86% (B), 11/11/2034 (A)	$ 12,633,413	$ 12,553,990
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	256,899	257,278

Total Mortgage-Backed Securities (Cost $620,662,259)		615,030,084

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.52% (B), 08/01/2037	335,699	353,130

Total U.S. Government Agency Obligation (Cost $340,407)		353,130

U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury - 5.0%
U.S. Treasury Notes
2.50%, 12/31/2020	102,195,200	102,251,089
2.63%, 12/31/2023	39,521,000	39,848,283

Total U.S. Government Obligations (Cost $141,646,609)		142,099,372

COMMERCIAL PAPER - 0.3%
Gas Utilities - 0.3%
South Jersey Industries, Inc.
3-Month LIBOR + 0.95%, 3.27%, 06/27/2019 (G) (H)	10,000,000	10,000,000

Total Commercial Paper (Cost $10,000,000)		10,000,000

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (H)	7,712,320	$ 7,712,320

Total Other Investment Company (Cost $7,712,320)		7,712,320

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.45% (H), dated 01/31/2019, to be repurchased at $46,344,778 on 02/01/2019. Collateralized by U.S. Government Obligations, 1.50% -2.63%, due 02/28/2023 - 03/31/2023, and with a total value of $47,272,085.	$ 46,342,911	46,342,911

Total Repurchase Agreement (Cost $46,342,911)		46,342,911

Total Investments (Cost $2,894,276,543)		2,878,932,901
Net Other Assets (Liabilities) - (0.7)%		(19,418,385)

Net Assets - 100.0%		$ 2,859,514,516

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$508,101,051	$—	$508,101,051
Corporate Debt Securities	—	1,534,237,991	—	1,534,237,991
Foreign Government Obligation	—	2,215,781	—	2,215,781
Loan Assignment	—	12,840,261	—	12,840,261
Mortgage-Backed Securities	—	615,030,084	—	615,030,084
U.S. Government Agency Obligation	—	353,130	—	353,130
U.S. Government Obligations	—	142,099,372	—	142,099,372
Commercial Paper	—	10,000,000	—	10,000,000
Other Investment Company	7,712,320	—	—	7,712,320
Repurchase Agreement	—	46,342,911	—	46,342,911

Total Investments	$7,712,320	$2,871,220,581	$—	$2,878,932,901

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $1,411,094,820, representing 49.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,559,795. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Illiquid security. At January 31, 2019, the value of such securities amounted to $10,000,000, representing 0.3% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at January 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Air Freight & Logistics - 0.6%
Echo Global Logistics, Inc. (A)	26,635	$ 632,848
Hub Group, Inc., Class A (A)	15,120	672,991

		1,305,839

Banks - 9.2%
1st Source Corp.	14,205	644,907
Bancorp, Inc. (A)	58,740	498,115
Bank of NT Butterfield & Son, Ltd.	16,955	594,273
Bank OZK	20,560	623,790
BankUnited, Inc.	20,705	700,036
Cadence BanCorp	32,280	605,250
Cathay General Bancorp	18,490	686,349
Central Pacific Financial Corp.	25,675	735,075
Community Trust Bancorp, Inc.	9,795	397,775
Customers Bancorp, Inc. (A)	31,475	619,113
Eagle Bancorp, Inc. (A)	12,470	684,354
Enterprise Financial Services Corp.	14,105	622,454
Financial Institutions, Inc.	18,750	502,875
First Financial Corp.	12,385	513,606
First Internet Bancorp	12,560	251,200
First Merchants Corp.	15,995	585,897
First of Long Island Corp.	24,265	502,771
Franklin Financial Network, Inc. (A)	19,645	626,086
Great Southern Bancorp, Inc.	10,020	534,467
Hanmi Financial Corp.	29,045	636,957
Home BancShares, Inc.	36,765	673,167
Hope Bancorp, Inc.	45,110	645,524
Independent Bank Corp.	27,870	617,599
Lakeland Bancorp, Inc.	34,340	537,421
Pacific City Financial Corp.	20,265	333,359
Peapack Gladstone Financial Corp.	18,530	494,566
Preferred Bank	11,780	548,477
RBB Bancorp	16,530	308,284
Sandy Spring Bancorp, Inc.	20,075	654,646
Sterling Bancorp	35,870	690,139
Synovus Financial Corp.	18,630	659,875
TCF Financial Corp.	30,025	665,354
Western Alliance Bancorp (A)	15,605	690,989

		19,084,750

Biotechnology - 1.9%
Acorda Therapeutics, Inc. (A)	40,555	674,430
AMAG Pharmaceuticals, Inc. (A)	38,985	638,184
Emergent BioSolutions, Inc. (A)	10,170	634,506
Myriad Genetics, Inc. (A)	19,925	561,686
PDL BioPharma, Inc. (A)	213,540	679,057
United Therapeutics Corp. (A)	5,960	687,367

		3,875,230

Building Products - 0.7%
NCI Building Systems, Inc. (A)	82,395	672,343
Quanex Building Products Corp.	43,365	678,662

		1,351,005

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc., Class A	28,790	671,383
Cowen, Inc. (A)	42,905	693,774
Janus Henderson Group PLC	31,420	685,899

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Legg Mason, Inc.	24,065	$ 717,137
Virtus Investment Partners, Inc.	7,315	658,130
Waddell & Reed Financial, Inc., Class A	34,960	598,515

		4,024,838

Chemicals - 2.2%
Huntsman Corp.	31,645	695,241
Kraton Corp. (A)	25,585	721,497
Methanex Corp.	12,165	663,844
Olin Corp.	28,610	675,482
Stepan Co.	7,740	680,578
Tredegar Corp.	28,365	462,633
Trinseo SA	14,805	726,185

		4,625,460

Commercial Services & Supplies - 2.2%
ACCO Brands Corp.	75,160	663,663
Ennis, Inc.	33,005	654,819
HNI Corp.	16,710	649,518
Pitney Bowes, Inc.	87,190	628,640
Quad/Graphics, Inc.	48,455	654,627
R.R. Donnelley & Sons Co.	135,781	692,483
SP Plus Corp. (A)	18,450	610,695

		4,554,445

Communications Equipment - 0.6%
Ceragon Networks, Ltd. (A)	135,825	601,705
Comtech Telecommunications Corp.	24,930	622,502

		1,224,207

Construction & Engineering - 1.5%
AECOM (A)	21,600	661,176
Aegion Corp. (A)	34,520	626,538
EMCOR Group, Inc.	9,855	642,842
Sterling Construction Co., Inc. (A)	43,265	572,829
Tutor Perini Corp. (A)	37,355	642,879

		3,146,264

Consumer Finance - 0.6%
Navient Corp.	58,640	668,496
Nelnet, Inc., Class A	12,335	648,821

		1,317,317

Containers & Packaging - 0.9%
Greif, Inc., Class A	16,515	644,085
Myers Industries, Inc.	30,950	503,247
Owens-Illinois, Inc.	33,745	677,262

		1,824,594

Distributors - 0.3%
Core-Mark Holding Co., Inc.	22,240	620,051

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	19,710	583,219
K12, Inc. (A)	23,637	744,802

		1,328,021

Electric Utilities - 0.3%
Portland General Electric Co.	13,125	634,200

Electrical Equipment - 0.3%
Regal Beloit Corp.	8,555	656,682

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.7%
Anixter International, Inc. (A)	10,580	$ 642,312
Avnet, Inc.	15,645	644,574
Belden, Inc.	13,145	704,703
CTS Corp.	23,270	660,170
Fabrinet (A)	12,770	725,847
Hollysys Automation Technologies, Ltd.	30,850	636,127
Insight Enterprises, Inc. (A)	13,770	632,318
OSI Systems, Inc. (A)	8,585	769,989
PC Connection, Inc.	15,675	519,313
PCM, Inc. (A)	26,015	555,420
Sanmina Corp. (A)	23,995	749,124
ScanSource, Inc. (A)	16,965	649,929
Tech Data Corp. (A)	7,520	719,138
Vishay Intertechnology, Inc.	33,815	659,393
Vishay Precision Group, Inc. (A)	16,045	536,384

		9,804,741

Energy Equipment & Services - 2.2%
Helix Energy Solutions Group, Inc. (A)	87,080	594,756
Matrix Service Co. (A)	34,415	738,202
Nabors Industries, Ltd.	239,745	709,645
Noble Corp. PLC (A)	200,835	662,756
Precision Drilling Corp. (A) (B)	312,565	681,392
SEACOR Holdings, Inc. (A)	15,925	659,136
Unit Corp. (A)	36,441	581,598

		4,627,485

Entertainment - 0.3%
IMAX Corp. (A)	32,245	669,729

Equity Real Estate Investment Trusts - 5.9%
Apple Hospitality REIT, Inc.	39,785	652,872
Braemar Hotels & Resorts, Inc.	51,070	567,898
Brixmor Property Group, Inc.	40,115	687,170
CBL & Associates Properties, Inc. (B)	266,925	664,643
Chatham Lodging Trust	34,160	690,374
Chesapeake Lodging Trust	23,185	660,309
CoreCivic, Inc.	30,165	599,379
Franklin Street Properties Corp.	84,120	624,171
Hospitality Properties Trust	24,600	655,836
Kite Realty Group Trust	39,310	653,725
Medical Properties Trust, Inc.	37,070	674,674
Office Properties Income Trust	18,803	602,260
RLJ Lodging Trust	34,815	645,818
Sabra Health Care REIT, Inc.	32,985	677,512
Senior Housing Properties Trust	49,530	682,028
Spirit Realty Capital, Inc.	16,521	656,214
Summit Hotel Properties, Inc.	60,000	670,200
Washington Prime Group, Inc. (B)	105,400	598,672
Xenia Hotels & Resorts, Inc.	32,465	609,368

		12,273,123

Food & Staples Retailing - 0.9%
Natural Grocers by Vitamin Cottage, Inc. (A)	33,550	458,293
SpartanNash Co.	30,680	636,610
Weis Markets, Inc.	13,630	661,328

		1,756,231

Food Products - 1.2%
Cal-Maine Foods, Inc.	14,210	599,378
Dean Foods Co.	132,430	552,233

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Flowers Foods, Inc.	33,725	$ 663,033
TreeHouse Foods, Inc. (A)	11,875	693,025

		2,507,669

Health Care Equipment & Supplies - 3.7%
Accuray, Inc. (A)	137,345	604,318
AngioDynamics, Inc. (A)	27,855	587,741
Anika Therapeutics, Inc. (A)	18,350	697,117
CONMED Corp.	9,755	686,264
Haemonetics Corp. (A)	6,120	605,329
Hill-Rom Holdings, Inc.	7,240	724,145
Integer Holdings Corp. (A)	7,665	620,788
Masimo Corp. (A)	5,430	675,438
Meridian Bioscience, Inc.	35,755	586,024
Natus Medical, Inc. (A)	19,250	649,495
OraSure Technologies, Inc. (A)	54,810	704,308
Orthofix Medical, Inc. (A)	11,525	623,618

		7,764,585

Health Care Providers & Services - 7.0%
Acadia Healthcare Co., Inc. (A)	22,920	627,091
Addus HomeCare Corp. (A)	8,980	540,147
Amedisys, Inc. (A)	5,265	690,557
AMN Healthcare Services, Inc. (A)	10,240	663,450
Brookdale Senior Living, Inc. (A)	78,120	636,678
Chemed Corp.	2,267	675,430
Community Health Systems, Inc. (A) (B)	178,715	704,137
Cross Country Healthcare, Inc. (A)	53,440	514,627
Encompass Health Corp.	9,280	620,275
Ensign Group, Inc.	14,830	646,143
Magellan Health, Inc. (A)	10,065	655,835
MEDNAX, Inc. (A)	16,965	612,606
Molina Healthcare, Inc. (A)	4,865	646,948
National HealthCare Corp.	7,320	588,016
Owens & Minor, Inc.	87,780	664,495
Patterson Cos., Inc.	28,345	631,810
Premier, Inc., Class A (A)	15,750	626,693
Providence Service Corp. (A)	9,975	639,797
Select Medical Holdings Corp. (A)	37,795	590,358
Tenet Healthcare Corp. (A)	31,200	686,088
Tivity Health, Inc. (A)	28,650	637,749
Triple-S Management Corp., Class B (A)	25,627	516,640
US Physical Therapy, Inc.	5,835	617,868

		14,433,438

Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (A)	54,765	645,679
Computer Programs & Systems, Inc.	23,295	611,261
HealthStream, Inc.	20,210	508,484
HMS Holdings Corp. (A)	22,665	679,723
NextGen Healthcare, Inc. (A)	36,345	642,580

		3,087,727

Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (B)	12,855	520,885
Red Robin Gourmet Burgers, Inc. (A)	18,520	592,269

		1,113,154

Household Durables - 0.7%
Ethan Allen Interiors, Inc.	32,840	623,303
ZAGG, Inc. (A)	64,895	728,122

		1,351,425

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	41,645	$ 628,423

Insurance - 2.0%
Ambac Financial Group, Inc. (A)	35,170	665,416
AMERISAFE, Inc.	11,510	683,809
Assured Guaranty, Ltd.	16,590	672,891
First American Financial Corp.	14,140	708,131
Genworth Financial, Inc., Class A (A)	141,315	683,965
ProAssurance Corp.	16,030	683,840

		4,098,052

Interactive Media & Services - 0.5%
DHI Group, Inc. (A)	144,750	283,710
QuinStreet, Inc. (A)	35,605	677,919

		961,629

Internet & Direct Marketing Retail - 0.2%
Points International, Ltd. (A)	30,955	331,528

IT Services - 2.6%
CACI International, Inc., Class A (A)	4,090	683,766
Cardtronics PLC, Class A (A)	21,985	595,134
EVERTEC, Inc.	22,770	630,046
MAXIMUS, Inc.	9,230	647,300
NIC, Inc.	46,115	756,286
Perficient, Inc. (A)	27,145	692,469
Sykes Enterprises, Inc. (A)	24,543	676,650
Unisys Corp. (A) (B)	54,170	708,544

		5,390,195

Life Sciences Tools & Services - 1.6%
Bruker Corp.	19,040	667,542
Charles River Laboratories International, Inc. (A)	5,180	638,124
ICON PLC (A)	4,735	662,332
Luminex Corp.	25,265	704,641
Medpace Holdings, Inc. (A)	10,650	685,860

		3,358,499

Machinery - 3.3%
AGCO Corp.	10,745	689,829
Colfax Corp. (A)	28,160	696,960
Commercial Vehicle Group, Inc. (A)	43,054	321,613
EnPro Industries, Inc.	10,165	671,398
Global Brass & Copper Holdings, Inc.	20,310	614,174
Meritor, Inc. (A)	35,515	734,450
Rexnord Corp. (A)	23,015	601,842
Terex Corp.	22,305	684,987
Titan International, Inc.	92,675	520,834
TriMas Corp. (A)	23,455	679,961
Wabash National Corp.	45,260	630,924

		6,846,972

Media - 2.2%
AMC Networks, Inc., Class A (A)	10,420	655,835
Gannett Co., Inc.	58,560	649,430
John Wiley & Sons, Inc., Class A	12,045	623,690
MSG Networks, Inc., Class A (A)	25,855	579,152
News Corp., Class A	51,515	660,938
Sinclair Broadcast Group, Inc., Class A	22,605	696,460
TEGNA, Inc.	50,780	596,157

		4,461,662

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 1.6%
Hudbay Minerals, Inc.	119,870	$ 718,021
Materion Corp.	12,115	568,557
Schnitzer Steel Industries, Inc., Class A	25,970	628,474
SunCoke Energy, Inc. (A)	61,615	692,553
U.S. Steel Corp.	31,260	704,600

		3,312,205

Mortgage Real Estate Investment Trusts - 0.6%
Dynex Capital, Inc.	96,970	583,759
Two Harbors Investment Corp.	44,905	655,164

		1,238,923

Multi-Utilities - 0.6%
MDU Resources Group, Inc.	25,250	649,177
NorthWestern Corp.	9,770	624,401

		1,273,578

Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc., Class A	7,515	662,297
CNX Resources Corp. (A)	45,930	557,590
Gulfport Energy Corp. (A)	72,010	604,164
Laredo Petroleum, Inc. (A)	161,395	613,301
Overseas Shipholding Group, Inc., Class A (A)	162,055	293,320
PBF Energy, Inc., Class A	18,360	672,343
Peabody Energy Corp.	18,865	673,480
Renewable Energy Group, Inc. (A)	23,975	692,877
SM Energy Co.	33,885	664,824
Southwestern Energy Co. (A)	155,905	681,305
VAALCO Energy, Inc. (A)	159,985	294,372
W&T Offshore, Inc. (A)	129,990	655,150
World Fuel Services Corp.	28,095	699,285

		7,764,308

Paper & Forest Products - 1.9%
Boise Cascade Co.	26,830	737,020
Domtar Corp.	14,300	670,670
Mercer International, Inc.	42,965	634,593
Resolute Forest Products, Inc.	74,445	580,671
Schweitzer-Mauduit International, Inc.	22,425	718,946
Verso Corp., Class A (A)	26,590	655,975

		3,997,875

Personal Products - 1.0%
Edgewell Personal Care Co. (A)	16,975	669,664
Inter Parfums, Inc.	10,325	686,199
USANA Health Sciences, Inc. (A)	5,295	620,045

		1,975,908

Pharmaceuticals - 2.5%
Assertio Therapeutics, Inc. (A)	159,540	711,548
Bausch Health Cos., Inc. (A)	25,785	633,022
Endo International PLC (A)	64,990	633,653
Horizon Pharma PLC (A)	29,760	639,542
Innoviva, Inc. (A)	33,075	565,583
Mallinckrodt PLC (A)	33,365	729,359
Prestige Consumer Healthcare, Inc. (A)	24,035	671,057
Taro Pharmaceutical Industries, Ltd.	6,545	622,691

		5,206,455

Professional Services - 2.5%
Heidrick & Struggles International, Inc.	18,630	615,721

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
InnerWorkings, Inc. (A)	109,185	$ 501,159
Kelly Services, Inc., Class A	28,365	635,376
Kforce, Inc.	19,785	649,146
ManpowerGroup, Inc.	9,235	729,842
Navigant Consulting, Inc.	27,155	703,858
Resources Connection, Inc.	36,645	612,338
TrueBlue, Inc. (A)	26,905	656,213

		5,103,653

Road & Rail - 1.2%
ArcBest Corp.	15,786	593,869
Covenant Transportation Group, Inc., Class A (A)	27,420	646,563
USA Truck, Inc. (A)	26,345	470,522
YRC Worldwide, Inc. (A)	120,095	749,393

		2,460,347

Semiconductors & Semiconductor Equipment - 2.9%
Cirrus Logic, Inc. (A)	16,825	625,049
Cohu, Inc.	38,730	679,324
Diodes, Inc. (A)	19,220	646,369
Kulicke & Soffa Industries, Inc.	30,805	694,037
Mellanox Technologies, Ltd. (A)	7,050	658,540
MKS Instruments, Inc.	8,895	726,099
Nanometrics, Inc. (A)	21,650	662,273
Photronics, Inc. (A)	66,015	705,700
Synaptics, Inc. (A)	16,565	659,287

		6,056,678

Software - 1.0%
CommVault Systems, Inc. (A)	10,420	688,450
Nuance Communications, Inc. (A)	42,990	682,251
TiVo Corp.	59,010	656,781

		2,027,482

Specialty Retail - 6.3%
Aaron’s, Inc.	10,855	543,401
Abercrombie & Fitch Co., Class A	25,545	553,560
American Eagle Outfitters, Inc.	24,065	508,253
Ascena Retail Group, Inc. (A)	190,095	465,733
Bed Bath & Beyond, Inc.	33,450	504,761
Cato Corp., Class A	29,695	440,971
Chico’s FAS, Inc.	83,320	483,256
Dick’s Sporting Goods, Inc.	13,955	492,751
DSW, Inc., Class A	17,785	484,641
Express, Inc. (A)	86,530	458,609
Foot Locker, Inc.	8,585	479,816
GameStop Corp., Class A	31,430	356,416
Genesco, Inc. (A)	10,905	492,688
GNC Holdings, Inc., Class A (A) (B)	167,130	509,747
Haverty Furniture Cos., Inc.	25,030	509,861
Hibbett Sports, Inc. (A)	32,660	533,664
Office Depot, Inc.	168,580	497,311
Rent-A-Center, Inc. (A)	28,540	499,450
Sally Beauty Holdings, Inc. (A)	25,895	445,912
Shoe Carnival, Inc. (B)	12,255	451,964
Signet Jewelers, Ltd.	19,740	480,866
Tailored Brands, Inc.	35,610	449,754
Tilly’s, Inc., A Shares	44,665	540,893
Urban Outfitters, Inc. (A)	14,030	453,169
Vitamin Shoppe, Inc. (A)	84,075	388,427
Williams-Sonoma, Inc.	8,920	485,516
Zumiez, Inc. (A)	21,220	539,200

		13,050,590

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.3%
Electronics For Imaging, Inc. (A)	27,420	$ 724,162
Immersion Corp. (A)	54,010	512,555
NCR Corp. (A)	25,555	683,596
Stratasys, Ltd. (A)	30,275	772,921

		2,693,234

Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (A)	22,633	650,020
Deckers Outdoor Corp. (A)	5,215	669,867
Fossil Group, Inc. (A) (B)	39,085	662,882
Movado Group, Inc.	18,630	595,228
Ralph Lauren Corp.	5,480	636,447
Vera Bradley, Inc. (A)	69,615	623,054

		3,837,498

Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. (A)	23,690	719,228
Essent Group, Ltd. (A)	17,390	691,252
First Defiance Financial Corp.	15,230	429,181
Flagstar Bancorp, Inc. (A)	21,075	650,164
MGIC Investment Corp. (A)	55,235	689,333
Ocwen Financial Corp. (A)	289,495	486,352
PennyMac Financial Services, Inc.	28,945	598,583
Radian Group, Inc.	37,275	717,171
United Community Financial Corp.	33,850	320,898
Washington Federal, Inc.	23,465	682,597

		5,984,759

Trading Companies & Distributors - 0.6%
BMC Stock Holdings, Inc. (A)	39,170	672,157
WESCO International, Inc. (A)	12,425	651,070

		1,323,227

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	18,200	659,204
U.S. Cellular Corp. (A)	11,685	672,822

		1,332,026

Total Common Stocks (Cost $209,755,733)		203,677,916

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	4,382,185	4,382,185

Total Other Investment Company (Cost $4,382,185)		4,382,185

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $4,009,434 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $4,093,940.	$ 4,009,273	4,009,273

Total Repurchase Agreement (Cost $4,009,273)		4,009,273

Total Investments (Cost $218,147,191)		212,069,374
Net Other Assets (Liabilities) - (2.2)%		(4,654,183)

Net Assets - 100.0%		$ 207,415,191

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$203,677,916	$—	$—	$203,677,916
Other Investment Company	4,382,185	—	—	4,382,185
Repurchase Agreement	—	4,009,273	—	4,009,273

Total Investments	$208,060,101	$4,009,273	$—	$212,069,374

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,170,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 4.0%
Axon Enterprise, Inc. (A)	35,750	$ 1,823,608
Mercury Systems, Inc. (A)	65,494	3,839,913

		5,663,521

Banks - 3.9%
Banc of California, Inc.	253,899	3,701,848
LegacyTexas Financial Group, Inc.	46,304	1,844,751

		5,546,599

Biotechnology - 2.8%
Repligen Corp. (A)	71,086	4,052,613

Chemicals - 1.9%
Quaker Chemical Corp.	13,630	2,786,790

Diversified Consumer Services - 1.1%
Chegg, Inc. (A)	44,338	1,561,584

Diversified Telecommunication Services - 2.3%
Cogent Communications Holdings, Inc.	68,995	3,342,808

Electronic Equipment, Instruments & Components - 2.4%
Mesa Laboratories, Inc.	15,374	3,482,672

Food Products - 4.4%
Calavo Growers, Inc. (B)	33,134	2,695,782
J&J Snack Foods Corp.	23,690	3,656,552

		6,352,334

Health Care Equipment & Supplies - 8.3%
Cantel Medical Corp.	40,385	3,288,147
Heska Corp. (A)	21,450	2,114,970
LeMaitre Vascular, Inc.	66,359	1,581,998
Neogen Corp. (A)	34,100	2,077,031
Tactile Systems Technology, Inc. (A)	43,071	2,867,667

		11,929,813

Health Care Providers & Services - 2.8%
BioTelemetry, Inc. (A)	55,870	4,012,583

Health Care Technology - 4.3%
Medidata Solutions, Inc. (A)	47,197	3,349,099
Tabula Rasa HealthCare, Inc. (A)	47,202	2,845,337

		6,194,436

Household Durables - 2.2%
Cavco Industries, Inc. (A)	8,909	1,481,477
TopBuild Corp. (A)	32,175	1,699,162

		3,180,639

Insurance - 1.1%
Goosehead Insurance, Inc., Class A (A) (B)	56,317	1,618,551

IT Services - 8.2%
Evo Payments, Inc., Class A (A)	111,845	2,812,902
MAXIMUS, Inc.	53,743	3,768,997
WNS Holdings, Ltd., ADR (A)	104,985	5,122,218

		11,704,117

Leisure Products - 1.0%
Malibu Boats, Inc., Class A (A)	34,556	1,401,246

Life Sciences Tools & Services - 9.0%
Cambrex Corp. (A)	75,522	3,296,536
Medpace Holdings, Inc. (A)	24,075	1,550,430
NeoGenomics, Inc. (A)	155,715	2,587,983
PRA Health Sciences, Inc. (A)	51,965	5,506,731

		12,941,680

Oil, Gas & Consumable Fuels - 1.5%
Callon Petroleum Co. (A)	258,160	2,101,422

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 3.9%
Inter Parfums, Inc.	83,650	$ 5,559,379

Pharmaceuticals - 1.3%
Supernus Pharmaceuticals, Inc. (A)	48,096	1,833,900

Road & Rail - 4.0%
Marten Transport, Ltd.	155,754	3,013,840
Saia, Inc. (A)	46,166	2,768,575

		5,782,415

Semiconductors & Semiconductor Equipment - 4.0%
Cabot Microelectronics Corp.	22,578	2,300,472
Integrated Device Technology, Inc. (A)	30,496	1,489,730
Silicon Laboratories, Inc. (A)	26,258	2,008,737

		5,798,939

Software - 15.5%
Box, Inc., Class A (A)	119,710	2,504,333
Mimecast, Ltd. (A)	77,401	2,907,956
MINDBODY, Inc., Class A (A)	83,054	3,028,149
Pegasystems, Inc.	124,362	7,000,337
Qualys, Inc. (A)	60,540	5,238,526
Workiva, Inc. (A)	35,970	1,507,143

		22,186,444

Textiles, Apparel & Luxury Goods - 3.1%
Oxford Industries, Inc.	27,544	2,109,319
Steven Madden, Ltd.	69,543	2,270,579

		4,379,898

Thrifts & Mortgage Finance - 1.2%
LendingTree, Inc. (A) (B)	5,785	1,714,327

Trading Companies & Distributors - 1.2%
SiteOne Landscape Supply, Inc. (A)	31,493	1,678,577

Total Common Stocks (Cost $109,103,120)		136,807,287

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	3,312,209	3,312,209

Total Other Investment Company (Cost $3,312,209)		3,312,209

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $5,958,461 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $6,079,958.	$ 5,958,221	5,958,221

Total Repurchase Agreement (Cost $5,958,221)		5,958,221

Total Investments (Cost $118,373,550)		146,077,717
Net Other Assets (Liabilities) - (1.9)%		(2,775,090)

Net Assets - 100.0%		$ 143,302,627

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$136,807,287	$—	$—	$136,807,287
Other Investment Company	3,312,209	—	—	3,312,209
Repurchase Agreement	—	5,958,221	—	5,958,221

Total Investments	$140,119,496	$5,958,221	$—	$146,077,717

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,236,909. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. (A)	191,939	$ 2,836,858
Stoneridge, Inc. (A)	106,268	2,774,658
Visteon Corp. (A)	36,483	2,805,178

		8,416,694

Automobiles - 1.0%
Winnebago Industries, Inc.	94,173	2,693,348

Banks - 14.3%
Amalgamated Bank, Class A	113,915	2,043,635
Banc of California, Inc.	161,947	2,361,187
Berkshire Hills Bancorp, Inc.	88,281	2,405,657
Cadence BanCorp	150,924	2,829,825
Cathay General Bancorp	69,148	2,566,774
ConnectOne Bancorp, Inc.	117,509	2,350,180
First Bancorp	74,451	2,737,563
First Interstate BancSystem, Inc., Class A	68,745	2,675,555
First Midwest Bancorp, Inc.	117,191	2,580,546
Independent Bank Group, Inc.	51,693	2,727,323
Opus Bank	94,071	1,966,084
Simmons First National Corp., Class A	104,146	2,576,572
Valley National Bancorp	269,275	2,722,370
Veritex Holdings, Inc. (A)	118,051	3,123,630
WesBanco, Inc.	65,224	2,648,747

		38,315,648

Building Products - 0.7%
Builders FirstSource, Inc. (A)	135,009	1,784,819

Capital Markets - 1.1%
Stifel Financial Corp.	60,027	2,873,492

Chemicals - 2.1%
Cabot Corp.	59,391	2,784,844
Ferro Corp. (A)	168,416	2,807,495

		5,592,339

Commercial Services & Supplies - 2.5%
Charah Solutions, Inc. (A)	184,474	1,320,834
Interface, Inc.	163,962	2,690,616
LSC Communications, Inc.	142,644	1,131,167
Quad/Graphics, Inc.	112,737	1,523,077

		6,665,694

Communications Equipment - 1.6%
Casa Systems, Inc. (A)	179,552	2,089,985
Plantronics, Inc.	55,500	2,152,845

		4,242,830

Construction & Engineering - 2.4%
KBR, Inc.	147,195	2,531,754
MasTec, Inc. (A) (B)	88,344	3,920,707

		6,452,461

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 2.1%
Encore Capital Group, Inc. (A) (B)	96,089	$ 2,838,469
PRA Group, Inc. (A)	98,292	2,900,597

		5,739,066

Containers & Packaging - 1.0%
Graphic Packaging Holding Co.	229,540	2,770,548

Electric Utilities - 0.4%
Spark Energy, Inc., Class A (B)	125,782	1,043,990

Electronic Equipment, Instruments & Components - 5.1%
Belden, Inc.	38,074	2,041,147
Knowles Corp. (A)	191,920	2,993,952
Sanmina Corp. (A)	99,692	3,112,384
ScanSource, Inc. (A)	77,526	2,970,021
TTM Technologies, Inc. (A)	219,110	2,515,383

		13,632,887

Energy Equipment & Services - 0.9%
Select Energy Services, Inc., Class A (A)	293,204	2,492,234

Entertainment - 2.8%
AMC Entertainment Holdings, Inc., Class A (B)	149,962	2,196,943
IMAX Corp. (A)	140,799	2,924,395
Lions Gate Entertainment Corp., Class B	140,695	2,466,384

		7,587,722

Equity Real Estate Investment Trusts - 11.1%
Alexander & Baldwin, Inc.	112,207	2,585,249
CatchMark Timber Trust, Inc., Class A	258,895	2,379,245
Chatham Lodging Trust	120,373	2,432,738
Corporate Office Properties Trust	120,952	2,986,305
Cousins Properties, Inc.	243,811	2,157,727
Easterly Government Properties, Inc.	168,489	3,026,062
Front Yard Residential Corp.	247,130	2,673,947
Jernigan Capital, Inc.	129,175	2,800,514
Kite Realty Group Trust	168,087	2,795,287
Lexington Realty Trust	297,167	2,855,775
QTS Realty Trust, Inc., Class A	70,005	2,947,911

		29,640,760

Food Products - 1.6%
B&G Foods, Inc. (B)	73,274	1,953,485
Darling Ingredients, Inc. (A)	113,161	2,406,934

		4,360,419

Gas Utilities - 0.8%
South Jersey Industries, Inc.	73,921	2,201,367

Health Care Equipment & Supplies - 1.6%
Lantheus Holdings, Inc. (A)	255,335	4,294,735

Health Care Providers & Services - 2.2%
AMN Healthcare Services, Inc. (A)	67,239	4,356,415
Capital Senior Living Corp. (A)	199,596	1,391,184

		5,747,599

Hotels, Restaurants & Leisure - 1.5%
Penn National Gaming, Inc. (A)	163,887	3,972,621

Household Durables - 1.2%
Century Communities, Inc. (A)	139,569	3,274,289

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 5.2%
Brighthouse Financial, Inc. (A)	68,420	$ 2,554,803
eHealth, Inc. (A)	46,858	2,865,835
Health Insurance Innovations, Inc., Class A (A) (B)	85,734	3,287,042
Horace Mann Educators Corp.	64,182	2,673,180
James River Group Holdings, Ltd.	63,209	2,437,971

		13,818,831

Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A (A)	165,332	2,637,045

Life Sciences Tools & Services - 1.0%
Cambrex Corp. (A)	63,315	2,763,700

Machinery - 2.1%
Briggs & Stratton Corp.	226,517	2,917,539
Meritor, Inc. (A)	125,994	2,605,556

		5,523,095

Media - 3.4%
Gray Television, Inc. (A)	192,703	3,220,067
MSG Networks, Inc., Class A (A)	143,599	3,216,618
Tribune Publishing Co. (A)	221,721	2,654,000

		9,090,685

Multi-Utilities - 2.6%
Avista Corp.	57,599	2,410,518
Black Hills Corp.	33,810	2,295,361
NorthWestern Corp.	35,359	2,259,794

		6,965,673

Oil, Gas & Consumable Fuels - 4.3%
Callon Petroleum Co. (A)	291,778	2,375,073
Carrizo Oil & Gas, Inc. (A)	159,350	1,956,818
Ring Energy, Inc. (A)	327,108	1,923,395
Scorpio Tankers, Inc.	72,871	1,364,865
SM Energy Co.	104,923	2,058,589
SRC Energy, Inc. (A)	351,633	1,730,034

		11,408,774

Paper & Forest Products - 1.2%
Clearwater Paper Corp. (A)	94,283	3,179,223

Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc. (A) (B)	151,977	1,699,103

Real Estate Management & Development - 1.8%
Cushman & Wakefield PLC (A)	127,450	2,197,238
Newmark Group, Inc., Class A	245,760	2,568,192

		4,765,430

Road & Rail - 2.1%
Hertz Global Holdings, Inc. (A) (B)	195,354	3,240,923
Ryder System, Inc.	40,550	2,348,250

		5,589,173

Semiconductors & Semiconductor Equipment - 5.4%
Cirrus Logic, Inc. (A)	61,300	2,277,295
FormFactor, Inc. (A)	219,959	3,303,784
Ichor Holdings, Ltd. (A) (B)	148,265	3,049,811

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.	126,842	$ 2,857,750
Ultra Clean Holdings, Inc. (A)	247,690	2,937,604

		14,426,244

Software - 1.9%
Ebix, Inc.	42,491	2,427,086
TiVo Corp.	240,640	2,678,323

		5,105,409

Specialty Retail - 0.9%
Asbury Automotive Group, Inc. (A)	35,635	2,517,613

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	29,059	2,225,338

Thrifts & Mortgage Finance - 1.0%
OceanFirst Financial Corp.	110,934	2,663,525

Trading Companies & Distributors - 3.0%
GMS, Inc. (A)	158,786	3,005,819
Rush Enterprises, Inc., Class A	68,360	2,614,770
Triton International, Ltd.	70,335	2,528,543

		8,149,132

Total Common Stocks (Cost $264,522,100)		266,323,555

OTHER INVESTMENT COMPANY - 4.6%
Securities Lending Collateral - 4.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	12,443,452	12,443,452

Total Other Investment Company (Cost $12,443,452)		12,443,452

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $3,269,014 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,337,120.	$ 3,268,882	3,268,882

Total Repurchase Agreement (Cost $3,268,882)		3,268,882

Total Investments (Cost $280,234,434)		282,035,889
Net Other Assets (Liabilities) - (5.2)%		(13,983,312)

Net Assets - 100.0%		$ 268,052,577

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$266,323,555	$—	$—	$266,323,555
Other Investment Company	12,443,452	—	—	12,443,452
Repurchase Agreement	—	3,268,882	—	3,268,882

Total Investments	$278,767,007	$3,268,882	$—	$282,035,889

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,154,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc. (A)	69,400	$ 2,739,218
Cubic Corp.	39,700	2,551,519
Curtiss-Wright Corp.	16,350	1,856,052
Elbit Systems, Ltd. (B)	16,350	2,011,540

		9,158,329

Airlines - 0.7%
Alaska Air Group, Inc.	93,700	5,992,115

Auto Components - 0.8%
Dana, Inc.	84,000	1,480,080
Gentex Corp.	26,500	561,270
Stoneridge, Inc. (A)	76,300	1,992,193
Visteon Corp. (A)	30,000	2,306,700

		6,340,243

Banks - 6.1%
Bank of Princeton	40,100	1,184,554
Berkshire Hills Bancorp, Inc.	113,131	3,082,820
CIT Group, Inc.	208,900	9,649,091
Evans Bancorp, Inc.	4,800	168,000
First Citizens BancShares, Inc., Class A	17,813	7,259,332
First Community Bankshares, Inc.	104,400	3,580,920
First Republic Bank	8,350	806,860
Hanmi Financial Corp.	84,900	1,861,857
Hope Bancorp, Inc.	120,282	1,721,235
Lakeland Bancorp, Inc.	216,000	3,380,400
Sandy Spring Bancorp, Inc.	108,900	3,551,229
Sterling Bancorp	160,300	3,084,172
Umpqua Holdings Corp.	150,500	2,660,840
Union Bankshares Corp.	56,100	1,770,516
United Community Banks, Inc.	95,000	2,443,400
Washington Trust Bancorp, Inc.	37,071	1,929,175
Webster Financial Corp.	25,000	1,347,000

		49,481,401

Beverages - 1.2%
Molson Coors Brewing Co., Class B	149,500	9,958,195

Biotechnology - 0.6%
United Therapeutics Corp. (A)	42,000	4,843,860

Building Products - 1.2%
American Woodmark Corp. (A)	17,100	1,196,145
Continental Building Products, Inc. (A)	167,900	4,422,486
Gibraltar Industries, Inc. (A)	17,400	620,310
Insteel Industries, Inc.	23,900	527,951
JELD-WEN Holding, Inc. (A)	61,000	1,088,240
Masonite International Corp. (A)	16,700	955,240
PGT Innovations, Inc. (A)	68,800	1,144,832

		9,955,204

Capital Markets - 1.5%
E*TRADE Financial Corp.	102,000	4,759,320
Legg Mason, Inc.	72,200	2,151,560
Piper Jaffray Cos.	38,800	2,678,364
Stifel Financial Corp.	47,300	2,264,251
Waddell & Reed Financial, Inc., Class A	27,500	470,800

		12,324,295

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.5%
Chase Corp.	8,000	$ 806,560
Methanex Corp.	33,900	1,849,923
PPG Industries, Inc.	70,900	7,475,696
Trinseo SA	41,000	2,011,050

		12,143,229

Commercial Services & Supplies - 1.3%
HNI Corp.	2,300	89,401
Knoll, Inc.	74,700	1,505,952
Stericycle, Inc. (A)	140,300	6,184,424
Tetra Tech, Inc.	44,200	2,439,398

		10,219,175

Communications Equipment - 0.6%
KVH Industries, Inc. (A)	318,500	3,560,830
NETGEAR, Inc. (A)	42,650	1,689,367

		5,250,197

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	62,800	3,012,516
EMCOR Group, Inc.	52,450	3,421,313
Granite Construction, Inc.	50,500	2,182,610
KBR, Inc.	156,900	2,698,680

		11,315,119

Construction Materials - 0.2%
US Concrete, Inc. (A) (B)	49,400	1,758,640

Consumer Finance - 0.4%
Ally Financial, Inc.	137,305	3,578,168

Distributors - 1.0%
LKQ Corp. (A)	310,300	8,136,066

Diversified Consumer Services - 0.2%
American Public Education, Inc. (A)	33,000	976,470
K12, Inc. (A)	26,300	828,713

		1,805,183

Diversified Financial Services - 1.2%
Jefferies Financial Group, Inc.	452,400	9,414,444

Diversified Telecommunication Services - 0.9%
Zayo Group Holdings, Inc. (A)	266,900	7,326,405

Electric Utilities - 4.0%
Alliant Energy Corp.	200,800	8,929,576
FirstEnergy Corp.	254,700	9,984,240
PG&E Corp. (A)	175,000	2,275,000
PPL Corp.	356,300	11,159,316

		32,348,132

Electrical Equipment - 0.5%
LSI Industries, Inc.	174,000	568,980
Regal Beloit Corp.	43,300	3,323,708

		3,892,688

Electronic Equipment, Instruments & Components - 1.7%
Arlo Technologies, Inc. (A)	84,459	607,260
Coherent, Inc. (A)	7,050	833,310
Control4 Corp. (A)	142,600	2,833,462
Daktronics, Inc.	31,500	237,195
Methode Electronics, Inc.	86,900	2,237,675

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Orbotech, Ltd. (A)	74,950	$ 4,596,684
Vishay Intertechnology, Inc.	123,500	2,408,250

		13,753,836

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	31,250	1,749,688

Entertainment - 1.2%
Lions Gate Entertainment Corp., Class B	104,419	1,830,465
Viacom, Inc., Class B	258,009	7,590,625

		9,421,090

Equity Real Estate Investment Trusts - 8.2%
Apple Hospitality REIT, Inc.	153,800	2,523,858
Brandywine Realty Trust	155,100	2,334,255
Chatham Lodging Trust	28,900	584,069
Colony Capital, Inc.	1,236,000	7,502,520
Community Healthcare Trust, Inc.	120,000	3,962,400
DiamondRock Hospitality Co.	310,500	3,154,680
Gaming and Leisure Properties, Inc.	132,600	4,972,500
Iron Mountain, Inc.	166,200	6,182,640
JBG SMITH Properties	220,700	8,530,055
Lexington Realty Trust	328,500	3,156,885
Outfront Media, Inc.	73,000	1,514,750
Physicians Realty Trust	173,700	3,145,707
Piedmont Office Realty Trust, Inc., Class A	62,000	1,200,320
Sabra Health Care REIT, Inc.	105,400	2,164,916
Summit Hotel Properties, Inc.	275,500	3,077,335
Uniti Group, Inc.	192,678	3,836,219
VEREIT, Inc.	1,063,200	8,590,656

		66,433,765

Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	53,200	6,845,776
US Foods Holding Corp. (A)	255,900	8,628,948

		15,474,724

Food Products - 3.6%
General Mills, Inc.	190,500	8,465,820
J.M. Smucker, Co.	58,200	6,104,016
Kellogg Co.	97,000	5,723,970
Post Holdings, Inc. (A)	92,800	8,613,696

		28,907,502

Health Care Equipment & Supplies - 2.5%
DENTSPLY SIRONA, Inc.	144,700	6,070,165
Meridian Bioscience, Inc.	176,600	2,894,474
OraSure Technologies, Inc. (A)	174,300	2,239,755
Zimmer Biomet Holdings, Inc.	79,200	8,677,152

		19,881,546

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	102,400	8,537,088
AMN Healthcare Services, Inc. (A)	34,500	2,235,255
Cardinal Health, Inc.	132,600	6,626,022
Cross Country Healthcare, Inc. (A)	167,500	1,613,025
Encompass Health Corp.	50,500	3,375,420
Laboratory Corp. of America Holdings (A)	80,612	11,233,282

		33,620,092

Health Care Technology - 0.2%
Omnicell, Inc. (A)	24,400	1,589,172

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.9%
Aramark	36,400	$ 1,199,380
Bloomin’ Brands, Inc.	62,900	1,159,247
Caesars Entertainment Corp. (A) (B)	676,000	6,178,640
Churchill Downs, Inc.	30,600	2,814,588
Stars Group, Inc. (A) (B)	211,200	3,824,832

		15,176,687

Household Durables - 1.0%
Helen of Troy, Ltd. (A)	19,950	2,314,998
La-Z-Boy, Inc.	68,800	2,037,856
Mohawk Industries, Inc. (A)	28,900	3,722,031

		8,074,885

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	37,600	2,101,088

Insurance - 8.4%
Alleghany Corp.	16,100	10,168,116
Allstate Corp.	74,500	6,546,315
Arch Capital Group, Ltd. (A)	297,500	8,731,625
Aspen Insurance Holdings, Ltd.	12,700	529,971
Fidelity National Financial, Inc.	238,300	8,616,928
Loews Corp.	193,300	9,259,070
Markel Corp. (A)	5,900	6,215,709
Selective Insurance Group, Inc.	75,850	4,620,782
United Fire Group, Inc.	75,368	3,919,136
Willis Towers Watson PLC	56,200	9,148,798

		67,756,450

Interactive Media & Services - 0.3%
IAC/InterActiveCorp (A)	13,100	2,767,768

Internet & Direct Marketing Retail - 1.0%
Liberty Expedia Holdings, Inc., Class A (A)	180,225	7,387,423
Nutrisystem, Inc.	12,800	555,648

		7,943,071

IT Services - 2.4%
First Data Corp., Class A (A)	213,300	5,257,845
Leidos Holdings, Inc.	207,400	12,029,200
MAXIMUS, Inc.	35,000	2,454,550

		19,741,595

Machinery - 2.6%
Altra Industrial Motion Corp.	58,900	1,802,929
Columbus McKinnon Corp.	69,592	2,519,230
Douglas Dynamics, Inc.	56,600	2,003,640
Gencor Industries, Inc. (A)	127,700	1,769,922
Mueller Industries, Inc.	58,400	1,513,144
Oshkosh Corp.	26,350	1,977,568
Trinity Industries, Inc.	285,400	6,672,652
Watts Water Technologies, Inc., Class A	34,500	2,583,015

		20,842,100

Media - 4.8%
Discovery, Inc., Class C (A)	310,459	8,273,732
DISH Network Corp., Class A (A)	279,500	8,572,265
GCI Liberty, Inc., Class A (A)	113,100	5,756,790
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	125,873	5,029,885

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
MSG Networks, Inc., Class A (A)	172,800	$ 3,870,720
News Corp., Class A	593,100	7,609,473

		39,112,865

Metals & Mining - 0.7%
Commercial Metals Co.	126,000	2,198,700
Kaiser Aluminum Corp.	25,000	2,509,250
Schnitzer Steel Industries, Inc., Class A	27,500	665,500
TimkenSteel Corp. (A)	46,700	594,491

		5,967,941

Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	940,842	9,822,390

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	128,000	3,957,760
NorthWestern Corp.	75,000	4,793,250

		8,751,010

Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp. (A)	824,104	8,290,486
Callon Petroleum Co. (A)	204,000	1,660,560
Delek US Holdings, Inc.	42,596	1,384,796
Diamondback Energy, Inc.	23,080	2,380,010
EQT Corp.	292,300	5,691,081
Gulfport Energy Corp. (A)	132,200	1,109,158
Magnolia Oil & Gas Corp. (A)	132,800	1,598,912
REX American Resources Corp. (A)	29,600	2,158,728
Whiting Petroleum Corp. (A)	39,900	1,142,337
Williams Cos., Inc.	321,800	8,666,074

		34,082,142

Paper & Forest Products - 0.5%
Domtar Corp.	58,500	2,743,650
Mercer International, Inc.	32,700	482,979
P.H. Glatfelter Co.	70,800	904,824

		4,131,453

Personal Products - 0.6%
Coty, Inc., Class A (A)	639,800	4,964,848

Professional Services - 2.6%
ASGN, Inc. (A)	35,700	2,248,743
FTI Consulting, Inc. (A)	19,500	1,332,240
Heidrick & Struggles International, Inc.	82,800	2,736,540
ICF International, Inc.	49,150	3,239,968
ManpowerGroup, Inc.	62,500	4,939,375
Nielsen Holdings PLC	244,200	6,271,056

		20,767,922

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	216,300	2,260,335

Road & Rail - 0.3%
AMERCO	6,000	2,175,960

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	101,400	3,962,712
AXT, Inc. (A)	195,400	803,094
Brooks Automation, Inc.	53,000	1,649,890
Cohu, Inc.	165,949	2,910,745
Entegris, Inc.	80,800	2,670,440
MKS Instruments, Inc.	32,200	2,628,486
Qorvo, Inc. (A)	70,674	4,619,253

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Silicon Motion Technology Corp., ADR	54,800	$ 2,135,556
Universal Display Corp. (B)	30,050	3,120,092

		24,500,268

Software - 1.5%
CDK Global, Inc.	201,300	9,845,583
LogMeIn, Inc.	7,750	720,905
TiVo Corp.	105,998	1,179,758

		11,746,246

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A	97,800	2,119,326
American Eagle Outfitters, Inc.	207,500	4,382,400
Foot Locker, Inc.	136,000	7,601,040
Urban Outfitters, Inc. (A)	79,700	2,574,310
Williams-Sonoma, Inc. (B)	43,600	2,373,148

		19,050,224

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp. (A)	231,400	6,189,950

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings, Ltd. (A)	79,850	3,392,028
Deckers Outdoor Corp. (A)	18,450	2,369,903
Steven Madden, Ltd.	78,750	2,571,187

		8,333,118

Thrifts & Mortgage Finance - 1.8%
Dime Community Bancshares, Inc.	125,700	2,478,804
Oritani Financial Corp.	43,500	733,410
Provident Financial Services, Inc.	92,500	2,285,675
TrustCo Bank Corp.	169,000	1,311,440
United Financial Bancorp, Inc.	251,658	3,727,055
Washington Federal, Inc.	136,500	3,970,785

		14,507,169

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	151,200	7,145,712

Total Common Stocks (Cost $684,993,435)		773,985,700

OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	13,819,903	13,819,903

Total Other Investment Company (Cost $13,819,903)		13,819,903

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $10,080,835 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $10,285,634.	$ 10,080,429	10,080,429

Total Repurchase Agreement (Cost $10,080,429)		10,080,429

Total Investments (Cost $708,893,767)		797,886,032
Net Other Assets (Liabilities) - 1.4%		10,968,239

Net Assets - 100.0%		$ 808,854,271

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$773,985,700	$—	$—	$773,985,700
Other Investment Company	13,819,903	—	—	13,819,903
Repurchase Agreement	—	10,080,429	—	10,080,429

Total Investments	$787,805,603	$10,080,429	$—	$797,886,032

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,417,551. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 44.5%
Airlines - 1.4%
Delta Air Lines, Inc.	35,491	$ 1,754,320
Japan Airlines Co., Ltd.	21,066	766,634

		2,520,954

Banks - 2.9%
Citigroup, Inc.	22,500	1,450,350
JPMorgan Chase & Co.	25,000	2,587,500
SunTrust Banks, Inc.	17,500	1,039,850

		5,077,700

Beverages - 0.0% (A)
Thai Beverage PCL (B)	3	2

Biotechnology - 2.7%
AbbVie, Inc.	30,000	2,408,700
Amgen, Inc.	12,000	2,245,320

		4,654,020

Chemicals - 1.1%
DowDuPont, Inc.	35,000	1,883,350

Communications Equipment - 1.0%
Cisco Systems, Inc.	37,000	1,749,730

Diversified Telecommunication Services - 1.5%
HKT Trust & HKT, Ltd.	939,540	1,384,080
Verizon Communications, Inc.	23,000	1,266,380

		2,650,460

Electric Utilities - 0.6%
Duke Energy Corp.	12,500	1,097,250

Entertainment - 0.6%
Viacom, Inc., Class B	35,000	1,029,700

Equity Real Estate Investment Trusts - 2.1%
HCP, Inc.	20,000	630,800
STORE Capital Corp.	64,008	2,068,739
Ventas, Inc.	15,000	967,350

		3,666,889

Food Products - 1.1%
Marine Harvest ASA (C)	85,000	1,870,535

Health Care Equipment & Supplies - 1.1%
Medtronic PLC	22,500	1,988,775

Health Care Providers & Services - 0.9%
CVS Health Corp.	25,000	1,638,750

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	35,000	2,015,300

Household Products - 1.1%
Procter & Gamble Co.	19,825	1,912,518

Insurance - 2.9%
Allstate Corp.	23,000	2,021,010
Fidelity National Financial, Inc.	32,500	1,175,200

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	10,000	$ 456,700
Prudential Financial, Inc.	16,300	1,501,882

		5,154,792

Interactive Media & Services - 2.1%
Alphabet, Inc., Class C (C)	3,300	3,684,021

Media - 1.0%
Comcast Corp., Class A	50,000	1,828,500

Mortgage Real Estate Investment Trusts - 1.6%
Blackstone Mortgage Trust, Inc., Class A	37,425	1,290,788
Starwood Property Trust, Inc.	70,000	1,545,600

		2,836,388

Multi-Utilities - 0.7%
Dominion Energy, Inc.	17,500	1,229,200

Multiline Retail - 1.6%
Kohl’s Corp.	18,975	1,303,393
Target Corp.	20,000	1,460,000

		2,763,393

Oil, Gas & Consumable Fuels - 2.0%
BP PLC, ADR	30,000	1,233,600
Chevron Corp.	10,000	1,146,500
Valero Energy Corp.	12,500	1,097,750

		3,477,850

Pharmaceuticals - 3.0%
Johnson & Johnson	14,000	1,863,120
Merck & Co., Inc.	35,000	2,605,050
Pfizer, Inc.	20,000	849,000

		5,317,170

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	5,000	1,341,250
Intel Corp.	42,500	2,002,600
QUALCOMM, Inc.	25,000	1,238,000

		4,581,850

Software - 2.7%
Microsoft Corp.	45,250	4,725,457

Specialty Retail - 2.6%
Foot Locker, Inc.	33,050	1,847,164
Home Depot, Inc.	15,000	2,752,950

		4,600,114

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	25,000	4,161,000

Total Common Stocks (Cost $69,529,722)		78,115,668

PREFERRED STOCKS - 4.7%
Banks - 1.4%
Bank of America Corp.,
Series W, 6.63%	33,000	851,730

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (D)	12,000	$ 318,000
Wells Fargo & Co.,
Series R, Fixed until 03/15/2024, 6.63% (D)	50,000	1,389,500

		2,559,230

Equity Real Estate Investment Trusts - 0.4%
Colony Capital, Inc.
Series E, 8.75% (B)	10,350	265,581
Series G, 7.50% (B)	8,250	183,562
Digital Realty Trust, Inc.,
Series C, 6.63% (B)	10,000	259,000

		708,143

Insurance - 1.8%
Enstar Group, Ltd.,
7.00% (B)	60,000	1,545,000
Kemper Corp.,
7.38%	39,484	1,008,027
Torchmark Corp.,
6.13%	20,000	537,600

		3,090,627

Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.,
Series B, 7.75%	15,000	375,750
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (D)	25,000	631,250
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (D)	39,800	990,224

		1,997,224

Total Preferred Stocks (Cost $8,351,473)		8,355,224

EXCHANGE-TRADED FUND - 0.3%
U.S. Fixed Income Fund - 0.3%
iShares 0-5 Year High Yield Corporate Bond ETF (B)	10,000	463,600

Total Exchange-Traded Fund (Cost $464,664)		463,600

MASTER LIMITED PARTNERSHIP - 0.6%
Capital Markets - 0.6%
AllianceBernstein Holding, LP	35,000	1,067,150

Total Master Limited Partnership (Cost $679,990)		1,067,150

	Principal	Value
CORPORATE DEBT SECURITIES - 47.4%
Air Freight & Logistics - 0.6%
XPO Logistics, Inc.
6.13%, 09/01/2023 (E)	$ 500,000	507,810
6.50%, 06/15/2022 (E)	520,000	531,050

		1,038,860

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 1.6%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	$ 500,000	$ 480,000
6.63%, 10/15/2022 (B)	818,000	831,292
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	83,543
8.00%, 12/15/2019	300,000	308,625
Dana, Inc.
6.00%, 09/15/2023	1,130,000	1,141,300

		2,844,760

Building Products - 1.1%
BMC East LLC
5.50%, 10/01/2024 (E)	2,000,000	1,907,500

Capital Markets - 1.8%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (E)	1,565,000	1,654,987
MSCI, Inc.
5.75%, 08/15/2025 (E)	1,500,000	1,556,250

		3,211,237

Chemicals - 0.8%
Blue Cube Spinco LLC
9.75%, 10/15/2023	1,250,000	1,393,750

Commercial Services & Supplies - 3.4%
Ashtead Capital, Inc.
5.63%, 10/01/2024 (E)	1,500,000	1,537,500
Cimpress NV
7.00%, 06/15/2026 (E)	1,500,000	1,462,500
FXI Holdings, Inc.
7.88%, 11/01/2024 (E)	1,250,000	1,181,250
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (E)	1,216,000	1,285,920
Waste Pro USA, Inc.
5.50%, 02/15/2026 (E)	500,000	485,000

		5,952,170

Communications Equipment - 0.5%
CommScope Technologies LLC
6.00%, 06/15/2025 (E)	1,000,000	942,500

Construction & Engineering - 0.2%
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (E)	200,000	191,000
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (E)	250,000	247,255

		438,255

Construction Materials - 0.2%
US Concrete, Inc.
6.38%, 06/01/2024	305,000	296,155

Consumer Finance - 1.8%
Ally Financial, Inc.
8.00%, 03/15/2020	1,000,000	1,046,250
Ford Motor Credit Co. LLC
5.60%, 01/07/2022	550,000	557,293
Navient Corp.
6.50%, 06/15/2022	500,000	510,775
7.25%, 01/25/2022, MTN	1,000,000	1,037,500

		3,151,818

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Distributors - 0.9%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/2026 (E)	$ 1,500,000	$ 1,503,225

Diversified Consumer Services - 1.0%
Carriage Services, Inc.
6.63%, 06/01/2026 (E)	805,000	807,012
Service Corp. International
5.38%, 05/15/2024	1,000,000	1,021,250

		1,828,262

Diversified Financial Services - 2.9%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (E)	1,000,000	942,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,965,000	1,982,194
6.25%, 02/01/2022	500,000	513,595
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (E)	1,250,000	1,189,062
Quicken Loans, Inc.
5.75%, 05/01/2025 (E)	550,000	530,750

		5,158,101

Electric Utilities - 0.9%
Drax Finco PLC
6.63%, 11/01/2025 (E)	1,000,000	995,000
Vistra Operations Co. LLC
5.50%, 09/01/2026 (E)	500,000	506,250

		1,501,250

Energy Equipment & Services - 4.2%
Bristow Group, Inc.
8.75%, 03/01/2023 (E)	1,500,000	1,254,375
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021	2,000,000	2,083,740
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.63%, 05/01/2024 (E)	500,000	447,500
Precision Drilling Corp.
7.13%, 01/15/2026 (E)	1,000,000	915,000
Rowan Cos., Inc.
7.38%, 06/15/2025 (B)	450,000	387,000
Transocean Poseidon, Ltd.
6.88%, 02/01/2027 (E) (F)	1,250,000	1,269,375
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	1,000,000	1,000,000

		7,356,990

Entertainment - 1.2%
Netflix, Inc.
5.88%, 02/15/2025	2,060,000	2,134,057

Equity Real Estate Investment Trusts - 1.1%
Equinix, Inc.
5.38%, 04/01/2023	1,000,000	1,011,250
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 04/15/2023 (E)	1,000,000	947,500

		1,958,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.6%
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (E)	$ 1,000,000	$ 980,000

Health Care Providers & Services - 0.7%
HCA, Inc.
7.50%, 02/15/2022	1,200,000	1,314,000

Hotels, Restaurants & Leisure - 1.5%
Nathan’s Famous, Inc.
6.63%, 11/01/2025 (E)	2,000,000	1,940,000
Wyndham Destinations, Inc.
6.35%, 10/01/2025	650,000	648,375

		2,588,375

Household Durables - 0.7%
Meritage Homes Corp.
7.15%, 04/15/2020	1,225,000	1,267,875

Household Products - 1.0%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,700,000	1,738,250

IT Services - 0.9%
First Data Corp.
5.75%, 01/15/2024 (E)	1,500,000	1,542,188

Machinery - 1.9%
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (E)	250,000	242,500
Meritor, Inc.
6.25%, 02/15/2024 (B)	1,250,000	1,256,250
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,305,500
Wabash National Corp.
5.50%, 10/01/2025 (E)	500,000	455,000

		3,259,250

Marine - 0.4%
Tidewater, Inc.
8.00%, 08/01/2022	700,000	710,500

Media - 0.7%
Sirius XM Radio, Inc.
5.38%, 04/15/2025 (E)	1,250,000	1,265,625

Metals & Mining - 1.0%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	750,000	760,140
U.S. Steel Corp.
6.88%, 08/15/2025	1,000,000	947,500

		1,707,640

Multiline Retail - 0.9%
Dillard’s, Inc.
7.75%, 07/15/2026	1,150,000	1,179,885
7.88%, 01/01/2023	350,000	385,840

		1,565,725

Oil, Gas & Consumable Fuels - 3.9%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,597,975
6.38%, 05/01/2024	450,000	468,000

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026 (E)	$ 1,000,000	$ 983,750
Cheniere Energy Partners, LP
5.63%, 10/01/2026 (E)	1,000,000	1,002,360
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (E)	300,000	302,250
HollyFrontier Corp.
5.88%, 04/01/2026	1,000,000	1,036,400
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	1,000,000	1,002,200
Valero Energy Corp.
8.75%, 06/15/2030	300,000	395,122

		6,788,057

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.
4.88%, 09/15/2024	500,000	490,625
P.H. Glatfelter Co.
5.38%, 10/15/2020	175,000	175,158

		665,783

Professional Services - 0.2%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (E)	380,000	377,150

Real Estate Management & Development - 1.0%
Hunt Cos., Inc.
6.25%, 02/15/2026 (E)	1,000,000	900,000
WeWork Cos., Inc.
7.88%, 05/01/2025 (B) (E)	1,000,000	905,120

		1,805,120

Road & Rail - 0.8%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (E)	1,415,000	1,419,401

Software - 1.5%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (E)	1,250,000	1,253,125
Open Text Corp.
5.63%, 01/15/2023 (E)	1,324,000	1,353,790

		2,606,915

Specialty Retail - 2.4%
Foot Locker, Inc.
8.50%, 01/15/2022	1,438,000	1,560,230
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	857,500
6.95%, 03/01/2033 (B)	400,000	322,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (E)	1,000,000	965,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (B)	542,000	537,935

		4,242,665

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (E)	1,500,000	1,727,547

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	$ 100,000	$ 111,000

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.
7.00%, 03/15/2021	262,000	275,428

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025 (B) (E)	350,000	325,938
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,000,000	977,500

		1,303,438

Wireless Telecommunication Services - 0.7%
Sprint Corp.
7.25%, 09/15/2021	1,250,000	1,312,500

Total Corporate Debt Securities (Cost $84,893,257)		83,192,072

	Shares	Value
OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (G)	4,665,786	4,665,786

Total Other Investment Company (Cost $4,665,786)		4,665,786

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.45% (G), dated 01/31/2019, to be repurchased at $2,377,321 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $2,427,920.	$ 2,377,225	2,377,225

Total Repurchase Agreement (Cost $2,377,225)		2,377,225

Total Investments (Cost $170,962,117)		178,236,725
Net Other Assets (Liabilities) - (1.6)%		(2,810,585)

Net Assets - 100.0%		$ 175,426,140

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$74,094,417	$4,021,251	$—	$78,115,668
Preferred Stocks	8,171,662	183,562	—	8,355,224
Exchange-Traded Fund	463,600	—	—	463,600
Master Limited Partnership	1,067,150	—	—	1,067,150
Corporate Debt Securities	—	83,192,072	—	83,192,072
Other Investment Company	4,665,786	—	—	4,665,786
Repurchase Agreement	—	2,377,225	—	2,377,225

Total Investments	$88,462,615	$89,774,110	$—	$178,236,725

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,566,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $42,738,815, representing 24.4% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2019.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 14.8%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 3.13% (A), 04/25/2034	$ 203,403	$ 203,484
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 3.21% (A), 06/25/2034	181,284	177,831
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	2,200,000	2,197,899
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.74% (A), 07/19/2021	944,176	943,895
Aurium CLO
Series 2A, Class AR,
3-Month LIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C) (D)	EUR 1,900,000	2,163,533
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.51% (A), 04/16/2026 (B)	$ 742,953	738,678
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month LIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C) (D)	EUR 1,900,000	2,150,102
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 3.16% (A), 03/25/2035	$ 1,176,042	1,180,730
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.94% (A), 12/25/2035	4,500,000	4,501,526
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 3.15% (A), 02/25/2036	1,260,903	1,256,484
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.75% (A), 12/25/2036	2,843,843	2,441,834
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 2.62% (A), 04/25/2031	157,201	218,912
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 3.17% (A), 10/25/2032	3,545	3,545
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 2.58% (A), 01/25/2037	334,819	142,634
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3,
1-Month LIBOR + 0.38%, 2.89% (A), 01/18/2022	1,900,000	1,900,428
Series 2014-A4, Class A4,
1-Month LIBOR + 0.36%, 2.87% (A), 06/15/2022	1,600,000	1,601,267
Series 2016-A1, Class A1,
1-Month LIBOR + 0.45%, 2.96% (A), 02/15/2022	1,900,000	1,901,140

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.81% (A), 01/15/2022	$ 1,300,000	$ 1,301,160
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.63% (A), 10/25/2027 (B)	1,900,000	1,879,389
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.57% (A), 10/25/2037 (B)	876,597	885,214
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.46% (A), 10/25/2034	1,600,000	1,602,818
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.69% (A), 10/25/2046	823,706	787,076
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.91% (A), 06/25/2036	400,000	390,871
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 2.68% (A), 06/25/2037	921,885	917,993
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	2,000,000	2,006,532
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.93% (A), 01/16/2026 (B)	873,087	872,726
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.97% (A), 05/25/2036	1,500,000	1,469,951
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.65% (A), 02/25/2037	917,324	849,294
Denali Capital CLO X LLC
Series 2013-1, Class A1LR,
3-Month LIBOR + 1.05%, 3.81% (A), 10/26/2027 (B)	1,200,000	1,193,654
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 3.66% (A), 04/20/2028 (B)	1,800,000	1,787,684
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.69% (A), 10/15/2027 (B)	1,600,000	1,591,698
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.64% (A), 06/20/2027 (B)	1,800,000	1,787,744
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 3.44% (A), 10/25/2034	1,383,804	1,341,467

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.63% (A), 01/16/2026 (B)	$ 1,800,000	$ 1,791,671
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	1,100,000	1,095,170
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 3.11% (A), 11/25/2032	1,026	987
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.73% (A), 04/25/2037	471,593	370,239
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	323,482	323,082
Series 2017-B, Class A2B,
1-Month LIBOR + 0.28%, 2.79% (A), 12/16/2019 (B)	384,135	384,137
ICG US CLO, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.85%, 3.63% (A), 01/16/2028 (B)	1,900,000	1,883,753
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 3.62% (A), 01/17/2028 (B)	2,000,000	1,983,382
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 2.77% (A), 03/25/2037	3,500,000	3,426,366
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028 (B)	1,500,000	1,488,677
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.64% (A), 05/15/2028 (B)	1,600,000	1,583,221
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 4.05% (A), 08/20/2024 (B)	1,698,525	1,701,808
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 2.67% (A), 04/25/2037	1,751,403	1,033,250
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	140,794	108,403
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	195,870	131,921
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.98% (A), 04/18/2025 (B)	748,186	748,257

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.59% (A), 10/15/2026 (B)	$ 2,125,093	$ 2,113,356
Navient Private Education Loan Trust
Series 2015-CA, Class A,
1-Month LIBOR + 1.50%, 4.01% (A), 01/16/2035 (B)	18,424	18,432
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B)	1,518,697	1,515,019
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 3.48% (A), 11/25/2048 (B)	503,610	506,581
Series 2010-3A, Class A,
3-Month LIBOR + 0.78%, 3.55% (A), 07/27/2048 (B)	723,184	726,375
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 2.69% (A), 05/25/2036	68,489	63,698
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 3.98% (A), 10/20/2026 (B)	1,059,419	1,059,503
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.89% (A), 04/15/2026 (B)	712,877	712,445
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.64% (A), 07/15/2027 (B)	1,000,000	991,535
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 2.82% (A), 04/25/2037	4,407,426	2,916,681
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 3.31% (A), 07/25/2035	500,000	499,538
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 2.90% (A), 02/25/2036	496,332	491,222
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 2.57% (A), 12/25/2036	63,544	21,420
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.89% (A), 01/25/2027	1,066,677	1,060,497
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 2.81% (A), 04/25/2019	18,332	18,296
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	491,038	489,437

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	$ 354,021	$ 352,137
SoFi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	951,731	947,008
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 3.65% (A), 01/20/2028 (B)	1,800,000	1,785,643
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 3.34% (A), 05/25/2035	2,350,458	2,330,826
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	645,585	641,809
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 2.78% (A), 03/25/2036	990,457	890,129
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.92% (A), 01/17/2026 (B)	809,526	809,226
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.94% (A), 01/17/2026 (B)	809,526	805,856
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 3.72% (A), 04/17/2028 (B)	1,900,000	1,884,880
Tralee CLO V, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 3.87% (A), 10/20/2028 (B)	2,300,000	2,274,537
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.75% (A), 02/27/2023 (B)	2,600,000	2,595,782
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	5,068	5,240
Series 2004-20C, Class 1,
4.34%, 03/01/2024	41,482	42,354
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.51% (A), 02/28/2026 (B)	1,900,000	1,886,662
Wellfleet CLO, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.14%, 3.90% (A), 10/20/2027 (B)	2,300,000	2,296,828
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.99% (A), 12/25/2035	6,500,000	6,473,943

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1,
2.53%, 09/16/2019 (B)	$ 690,512	$ 690,296
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	2,500,000	2,500,024
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 3.70% (A), 04/17/2027 (B)	1,700,000	1,692,013
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A2,
1.68%, 12/16/2019	246,160	245,704

Total Asset-Backed Securities (Cost $100,675,345)		106,798,449

CERTIFICATES OF DEPOSIT - 0.8%
Banks - 0.8%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 3.14% (A), 10/25/2019	3,800,000	3,800,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 3.30% (A), 10/26/2020	1,900,000	1,900,000

Total Certificates of Deposit (Cost $5,700,000)		5,700,000

CORPORATE DEBT SECURITIES - 53.3%
Aerospace & Defense - 0.5%
Textron, Inc.
3-Month LIBOR + 0.55%, 3.17% (A), 11/10/2020	1,500,000	1,487,680
United Technologies Corp.
3.65%, 08/16/2023	1,900,000	1,928,339

		3,416,019

Airlines - 0.5%
Delta Air Lines, Inc.
2.60%, 12/04/2020	2,200,000	2,171,942
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,262,120	1,223,500

		3,395,442

Banks - 17.0%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	1,903,904
Australia & New Zealand Banking Group, Ltd.
3-Month LIBOR + 0.46%, 3.10% (A), 05/17/2021 (B)	1,500,000	1,499,803
3.30%, 05/17/2021 (E)	1,600,000	1,607,818
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/19/2019 (F), 7.00% (A) (G)	EUR 1,400,000	1,606,452
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	$ 4,319,000	4,263,894
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	2,000,000	2,015,967
3-Month LIBOR + 0.79%, 3.54% (A), 03/05/2024, MTN	1,000,000	990,000
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	1,900,000	1,931,461

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.72% (A), 07/20/2023 (B)	$ 2,200,000	$ 2,192,007
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,158,375
10.18%, 06/12/2021 (B)	1,840,000	2,083,367
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (G)	GBP 600,000	770,755
3.68%, 01/10/2023	$ 1,100,000	1,076,131
3-Month LIBOR + 1.43%, 4.05% (A), 02/15/2023	800,000	781,916
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	1,100,000	1,105,073
Fixed until 09/15/2019 (F), 6.50% (A)	EUR 800,000	923,785
CitiBank NA
3.40%, 07/23/2021	$ 1,900,000	1,919,286
Citigroup, Inc.
2.05%, 06/07/2019	300,000	299,232
2.75%, 04/25/2022	1,700,000	1,678,588
3-Month LIBOR + 0.93%, 3.70% (A), 06/07/2019	900,000	902,620
3-Month LIBOR + 1.02%, 3.76% (A), 06/01/2024	1,600,000	1,588,689
3-Month LIBOR + 1.43%, 4.17% (A), 09/01/2023	500,000	507,167
3-Month LIBOR + 1.38%, 4.18% (A), 03/30/2021	300,000	305,409
Compass Bank
3.50%, 06/11/2021	1,800,000	1,802,858
3-Month LIBOR + 0.73%, 3.50% (A), 06/11/2021	1,800,000	1,781,197
Cooperatieve Rabobank UA
6.88%, 03/19/2020 (G)	EUR 3,300,000	4,058,087
Discover Bank
4.20%, 08/08/2023	$ 1,800,000	1,826,223
HSBC Holdings PLC
3-Month LIBOR + 0.60%, 3.24% (A), 05/18/2021	1,600,000	1,596,470
Fixed until 07/04/2029 (F), 4.75% (A), MTN (G)	EUR 1,400,000	1,556,369
ING Bank NV
2.63%, 12/05/2022 (B)	$ 800,000	790,981
ING Groep NV
4.10%, 10/02/2023	2,100,000	2,126,125
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,480,787
3-Month LIBOR + 0.61%, 3.41% (A), 06/18/2022	2,200,000	2,189,465
Fixed until 06/18/2021, 3.51% (A), 06/18/2022	2,200,000	2,222,658
3-Month LIBOR + 0.90%, 3.67% (A), 04/25/2023	1,700,000	1,694,823
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,830,092
JPMorgan Chase Bank NA
3-Month LIBOR + 0.25%, 2.87% (A), 02/13/2020	1,900,000	1,900,164
3-Month LIBOR + 0.55%, 2.95% (A), 10/19/2020	1,900,000	1,899,355
KeyBank NA
3.35%, 06/15/2021	2,200,000	2,213,887

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Bank PLC
3.30%, 05/07/2021	$ 1,400,000	$ 1,404,868
Fixed until 12/16/2024 (F), 12.00% (A) (B)	2,200,000	2,645,766
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (G)	GBP 400,000	508,962
4.00%, 03/07/2025, MTN	AUD 2,500,000	1,814,088
Fixed until 06/27/2019 (F), 7.00% (A) (G)	GBP 1,200,000	1,581,789
Fixed until 06/27/2023 (F), 7.63% (A) (G)	700,000	962,878
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,604,078
3-Month LIBOR + 1.88%, 4.62% (A), 03/01/2021	658,000	672,585
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,137,377
National Australia Bank, Ltd.
3.63%, 06/20/2023	1,900,000	1,919,629
Natwest Markets PLC
0.63%, 03/02/2022, MTN (G)	EUR 1,700,000	1,905,278
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 1,900,000	1,866,356
3-Month LIBOR + 1.55%, 4.37% (A), 06/25/2024	1,800,000	1,757,933
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	1,300,000	1,292,834
Fixed until 08/10/2020 (F), 7.50% (A)	1,800,000	1,840,500
Santander UK PLC
2.13%, 11/03/2020	1,500,000	1,470,178
3.75%, 11/15/2021	2,200,000	2,222,794
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 3.07% (A), 05/17/2021 (B)	1,600,000	1,595,698
3.25%, 05/17/2021 (B)	1,600,000	1,602,640
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,817,164
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	1,900,000	1,901,569
Sumitomo Mitsui Banking Corp.
3-Month LIBOR + 0.37%, 3.15% (A), 10/16/2020	2,300,000	2,297,447
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	1,700,000	1,707,766
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,695,926
UniCredit SpA
7.83%, 12/04/2023 (B) (H)	4,100,000	4,358,751
Wells Fargo & Co.
2.63%, 07/22/2022, MTN	2,300,000	2,256,469
3.00%, 02/19/2025, MTN	1,900,000	1,853,226
3-Month LIBOR + 3.77%, 6.56% (A), 03/15/2019 (F)	3,400,000	3,417,000
Wells Fargo Bank NA
Fixed until 07/23/2020, 3.33% (A), 07/23/2021	1,800,000	1,805,908
Westpac Banking Corp.
3.05%, 05/15/2020	1,600,000	1,603,197

		122,601,894

Beverages - 0.7%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,185,724
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B)	1,700,000	1,717,190

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Pernod Ricard SA
4.25%, 07/15/2022 (B)	$ 700,000	$ 719,580
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,539,752

		5,162,246

Biotechnology - 0.7%
AbbVie, Inc.
2.50%, 05/14/2020	1,253,000	1,245,529
2.90%, 11/06/2022	2,547,000	2,515,035
Celgene Corp.
2.88%, 08/15/2020	1,500,000	1,497,208

		5,257,772

Capital Markets - 5.4%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (H)	1,600,000	1,590,400
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 4.02% (A), 06/12/2024 (B)	1,800,000	1,780,222
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,200,000	1,193,072
3.13%, 12/10/2020	1,400,000	1,395,794
3.75%, 03/26/2025	1,600,000	1,561,737
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,689,782
Deutsche Bank AG
3-Month LIBOR + 0.50%, 0.18% (A), 12/07/2020, MTN (G)	EUR 1,400,000	1,566,657
2.70%, 07/13/2020	$ 1,500,000	1,466,452
3.95%, 02/27/2023	1,900,000	1,816,007
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,557,566
Goldman Sachs Group, Inc.
3.20%, 02/23/2023	1,600,000	1,591,123
3-Month LIBOR + 1.17%, 3.79% (A), 05/15/2026	1,600,000	1,562,887
3-Month LIBOR + 1.20%, 3.99% (A), 09/15/2020	1,600,000	1,615,667
Morgan Stanley
3-Month LIBOR + 0.55%, 3.17% (A), 02/10/2021, MTN	1,800,000	1,798,681
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,900,000	1,921,608
3-Month LIBOR + 1.18%, 3.94% (A), 01/20/2022	1,600,000	1,615,130
UBS AG
3-Month LIBOR + 0.58%, 3.35% (A), 06/08/2020 (B)	2,600,000	2,606,352
7.63%, 08/17/2022	600,000	657,750
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	3,800,000	3,778,349
4.13%, 09/24/2025 (B)	2,200,000	2,226,199

		38,991,435

Chemicals - 0.6%
Syngenta Finance NV
3.70%, 04/24/2020 (B)	1,700,000	1,694,517
3.93%, 04/23/2021 (B)	1,200,000	1,191,143
5.18%, 04/24/2028 (B)	1,300,000	1,238,170

		4,123,830

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	476,150	446,391

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Odebrecht Offshore Drilling Finance, Ltd. (continued)
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (I)	$ 1,770,994	$ 469,313
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 03/04/2019 (B) (F)	266,175	2,646

		918,350

Consumer Finance - 4.5%
American Express Co.
3.38%, 05/17/2021	1,600,000	1,613,682
3.40%, 02/27/2023	1,900,000	1,906,577
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,530,203
Daimler Finance North America LLC
3.35%, 05/04/2021 (B)	1,600,000	1,597,300
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 3.61% (A), 03/12/2019	600,000	600,102
3-Month LIBOR + 0.93%, 3.75% (A), 09/24/2020, MTN	2,600,000	2,559,562
3-Month LIBOR + 1.24%, 3.85% (A), 02/15/2023	1,200,000	1,108,852
General Motors Financial Co., Inc.
2.45%, 11/06/2020	1,900,000	1,867,513
3-Month LIBOR + 0.54%, 3.13% (A), 11/06/2020	1,300,000	1,282,292
3.20%, 07/13/2020	1,500,000	1,495,718
3.55%, 04/09/2021	1,600,000	1,593,319
3-Month LIBOR + 0.93%, 3.73% (A), 04/13/2020	1,700,000	1,693,658
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,691,364
John Deere Capital Corp.
3.45%, 06/07/2023, MTN	1,900,000	1,928,104
Navient Corp.
5.00%, 10/26/2020	900,000	903,375
5.88%, 03/25/2021	300,000	305,904
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.65%, 3.45% (A), 07/13/2022 (B)	300,000	292,508
3-Month LIBOR + 0.69%, 3.50% (A), 09/28/2022 (B)	300,000	292,321
Springleaf Finance Corp.
7.75%, 10/01/2021	200,000	210,500
8.25%, 12/15/2020	1,200,000	1,281,000
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (B)	700,000	695,248
3-Month LIBOR + 0.77%, 3.39% (A), 11/13/2020 (B)	1,900,000	1,899,324
4.63%, 11/13/2025 (B)	1,900,000	1,918,934
4.75%, 11/13/2028 (B)	1,900,000	1,878,777

		32,146,137

Diversified Consumer Services - 0.3%
Nationwide Building Society
Fixed until 03/08/2023, 3.77% (A), 03/08/2024 (B)	1,900,000	1,866,723

Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,775,733
5.00%, 10/01/2021	1,800,000	1,838,074
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	1,900,000	1,843,075
4.13%, 08/01/2025 (B)	1,400,000	1,372,113

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	$ 1,556,784
4.13%, 07/15/2023 (B)	1,800,000	1,818,652
Tayarra, Ltd.
3.63%, 02/15/2022	2,699,350	2,730,354
Washington Prime Group, LP
5.95%, 08/15/2024 (E)	3,800,000	3,445,574

		16,380,359

Diversified Telecommunication Services - 2.4%
AT&T, Inc.
3-Month LIBOR + 0.95%, 3.74% (A), 07/15/2021	1,500,000	1,506,126
3-Month LIBOR + 1.18%, 3.96% (A), 06/12/2024	1,800,000	1,782,132
5.00%, 03/01/2021	1,700,000	1,762,011
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	1,600,000	1,543,269
Sprint Capital Corp.
6.90%, 05/01/2019	3,000,000	3,019,500
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,867,909
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,491,696
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 4,590,000	4,583,501

		17,556,144

Electric Utilities - 2.1%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 3.11% (A), 05/14/2021 (B) (H)	1,700,000	1,696,202
3.55%, 09/15/2021	1,100,000	1,107,393
Electricite de France SA
4.60%, 01/27/2020 (B) (E)	1,500,000	1,521,151
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,462,464
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 3.05% (A), 09/03/2019	2,600,000	2,593,508
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,537,507
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	1,992,645
Progress Energy, Inc.
4.88%, 12/01/2019	600,000	609,576
Southern Co.
3-Month LIBOR + 0.70%, 3.50% (A), 09/30/2020 (B)	2,000,000	1,991,850
Southern Power Co.
1.95%, 12/15/2019	900,000	891,993

		15,404,289

Entertainment - 0.2%
Activision Blizzard, Inc.
2.30%, 09/15/2021	1,600,000	1,565,918

Equity Real Estate Investment Trusts - 1.8%
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,595,372
Crown Castle International Corp.
3.40%, 02/15/2021	1,850,000	1,850,799
3.70%, 06/15/2026	1,700,000	1,650,075

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp. (continued)
4.88%, 04/15/2022	$ 900,000	$ 932,413
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,343,673
4.45%, 07/15/2028	1,900,000	1,916,633
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,531,939
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,484,226

		13,305,130

Food Products - 1.4%
Campbell Soup Co.
3.30%, 03/15/2021	1,900,000	1,896,571
ConAgra Brands, Inc.
3.80%, 10/22/2021	1,900,000	1,907,275
Danone SA
2.59%, 11/02/2023 (B)	3,294,000	3,167,948
3.00%, 06/15/2022 (B)	1,100,000	1,087,647
Kraft Heinz Foods Co.
4.00%, 06/15/2023	2,200,000	2,239,706

		10,299,147

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
2.13%, 06/06/2019	1,600,000	1,592,853
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,594,330

		3,187,183

Health Care Providers & Services - 1.1%
Aetna, Inc.
2.75%, 11/15/2022	2,000,000	1,953,064
Cigna Corp.
3-Month LIBOR + 0.89%, 3.68% (A), 07/15/2023 (B)	1,100,000	1,085,800
CVS Health Corp.
3.13%, 03/09/2020	1,900,000	1,901,506
3.50%, 07/20/2022	1,300,000	1,312,624
HCA, Inc.
5.88%, 03/15/2022	1,700,000	1,802,000

		8,054,994

Hotels, Restaurants & Leisure - 1.0%
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,426,352
McDonald’s Corp.
3-Month LIBOR + 0.43%, 3.19% (A), 10/28/2021, MTN	1,600,000	1,591,249
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (E)	1,500,000	1,464,375
5.50%, 03/01/2025 (B)	1,800,000	1,750,500

		7,232,476

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,823,607

Household Products - 0.5%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	3,900,000	3,785,013

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
5.20%, 10/01/2019	$ 500,000	$ 506,684

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (F), 5.00% (A)	1,100,000	962,500

Insurance - 0.8%
Allstate Corp.
3-Month LIBOR + 0.63%, 3.43% (A), 03/29/2023	1,300,000	1,295,294
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.80% (A), 02/12/2023 (B)	2,161,528	2,177,739
Jackson National Life Global Funding
3-Month LIBOR + 0.48%, 3.25% (A), 06/11/2021 (B)	1,500,000	1,495,267
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	982,869

		5,951,169

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.
4.25%, 08/22/2057	700,000	720,235
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,964,085
3.80%, 03/09/2022	1,200,000	1,211,629

		4,895,949

IT Services - 0.1%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.69% (A), 03/01/2021	1,000,000	997,994

Machinery - 0.4%
CNH Industrial Capital LLC
4.38%, 11/06/2020 (E)	1,300,000	1,308,125
Wabtec Corp.
3-Month LIBOR + 1.05%, 3.84% (A), 09/15/2021	1,700,000	1,699,561

		3,007,686

Media - 1.2%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,383,821
7.38%, 05/01/2026 (B)	$ 900,000	867,366
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,804,647
4.46%, 07/23/2022	600,000	612,007
Interpublic Group Cos., Inc.
3.50%, 10/01/2020 (E)	2,200,000	2,211,432
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/2024 (G)	GBP 1,400,000	1,810,570

		8,689,843

Multi-Utilities - 0.3%
Sempra Energy
2.40%, 03/15/2020	$ 1,900,000	1,881,042

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets America, Inc.
3.79%, 02/06/2024	$ 1,500,000	$ 1,545,864
Continental Resources, Inc.
5.00%, 09/15/2022	480,000	482,378
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.49% (A), 06/15/2020	1,500,000	1,498,410
Energy Transfer Operating, LP
4.15%, 10/01/2020	800,000	807,842
Marathon Oil Corp.
2.80%, 11/01/2022	1,000,000	970,181
Petrobras Global Finance BV
6.13%, 01/17/2022	408,000	428,992
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,552,491

		7,286,158

Pharmaceuticals - 1.1%
Bayer US Finance II LLC
3-Month LIBOR + 0.63%, 3.45% (A), 06/25/2021 (B)	1,900,000	1,880,004
3-Month LIBOR + 1.01%, 3.80% (A), 12/15/2023 (B)	2,200,000	2,149,101
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,488,330
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/2025	EUR 1,100,000	1,318,714
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	$ 1,100,000	1,116,780

		7,952,929

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 3.49% (A), 08/15/2021	2,100,000	2,089,568

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (G)	GBP 770,598	1,145,868

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, 01/15/2021	$ 1,900,000	1,853,535
3.00%, 01/15/2022	2,300,000	2,251,434
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	1,949,134

		6,054,103

Software - 0.3%
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,326,391

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	821,303

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	2,000,000	2,034,349

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp. (continued)
5.45%, 06/15/2023 (B)	$ 1,200,000	$ 1,257,289
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 3.52% (A), 10/05/2021	1,500,000	1,489,243

		4,780,881

Tobacco - 0.9%
BAT Capital Corp.
2.30%, 08/14/2020	2,600,000	2,564,759
2.76%, 08/15/2022	1,000,000	972,043
BAT International Finance PLC
2.75%, 06/15/2020 (B)	500,000	496,349
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	297,000	296,073
Reynolds American, Inc.
4.00%, 06/12/2022	1,800,000	1,813,482

		6,142,706

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
7.00%, 03/01/2020 (B)	900,000	925,875
Vodafone Group PLC
3-Month LIBOR + 0.99%, 3.77% (A), 01/16/2024	1,700,000	1,680,952

		2,606,827

Total Corporate Debt Securities (Cost $386,617,493)		384,573,709

FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
Argentina - 0.2%
Bonos de la Nacion Argentina CON Ajuste por CER
4.00%, 03/06/2020	ARS 28,800,000	1,103,061

Brazil - 1.5%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2019	BRL 40,050,000	10,873,676

Germany - 0.0% (J)
Bundesobligation
Zero Coupon, 04/17/2020 (G)	EUR 300,000	345,751

Greece - 0.1%
Hellenic Republic Government Bond
4.75%, 04/17/2019 (B) (G)	900,000	1,037,486

Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,667,836
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	1,400,000	1,385,970
3.38%, 09/27/2023 (B)	2,900,000	2,945,559

		5,999,365

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,400,000	1,380,400

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	1,904,217

Total Foreign Government Obligations (Cost $22,591,232)		22,643,956

	Principal	Value

MORTGAGE-BACKED SECURITIES - 5.5%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 3.05% (A), 08/25/2035	$ 1,031,352	$ 684,691
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	134,723	115,699
Series 2006-J8, Class A2,
6.00%, 02/25/2037	158,362	110,910
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.70% (A), 09/20/2046	740,040	620,804
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 2.68% (A), 07/25/2046	774,129	738,746
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 2.68% (A), 11/25/2036	471,910	452,548
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	205,365	173,084
Series 2007-HY4, Class 1A1,
3.72% (A), 06/25/2037	385,138	326,667
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,433,450	905,103
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.51% (A), 05/15/2035 (B)	2,200,000	2,194,724
Banc of America Funding Trust
Series 2005-D, Class A1,
4.52% (A), 05/25/2035	140,247	146,400
Series 2006-J, Class 4A1,
4.63% (A), 01/20/2047	28,942	27,525
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	2,313,005	2,313,397
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.80% (A), 08/26/2037 (B)	329,627	329,995
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
4.09% (A), 11/25/2036	909,110	830,121
Series 2006-6, Class 32A1,
3.97% (A), 11/25/2036	179,353	147,333
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.27% (A), 08/25/2033	127,504	127,613
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	4,225	4,316
Series 2003-8, Class 4A1,
4.71% (A), 01/25/2034	47,340	47,836
Series 2006-4, Class 1A1,
4.51% (A), 10/25/2036	56,620	54,118
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.11% (A), 01/26/2036	111,784	100,477
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,902,864

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 2.76% (A), 08/25/2035 (B)	$ 59,941	$ 59,232
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	5,088	4,918
Series 2004-12, Class 12A1,
4.13% (A), 08/25/2034	51,094	49,636
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1-Month LIBOR + 1.28%, 3.79% (A), 07/15/2027 (B)	1,800,000	1,799,957
Citigroup Mortgage Loan Trust
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	744,460	658,041
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.24% (A), 09/25/2035	48,685	49,250
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 3.16% (A), 12/25/2036	1,286,028	1,022,868
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,415,526
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
2.97% (A), 03/25/2032 (B)	217	206
Series 2003-AR15, Class 2A1,
3.94% (A), 06/25/2033	204,619	204,135
Series 2003-AR28, Class 2A1,
4.11% (A), 12/25/2033	1,377,706	1,381,704
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	243,171	215,400
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	137,394	103,850
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.26% (A), 08/25/2035	13,349	10,985
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,400,875
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.53% (A), 09/25/2035	21,488	21,856
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
4.05% (A), 12/19/2035	171,945	136,164
Series 2006-6, Class 5A1A,
4.38% (A), 08/19/2036	82,978	77,291
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	1,700,000	1,667,525
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.98% (A), 08/25/2035	970,984	862,733

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 2.69% (A), 05/25/2036	$ 1,133,043	$ 1,083,605
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 3.51% (A), 06/15/2032 (B)	2,200,000	2,188,962
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 3.42% (A), 06/15/2035 (B)	1,800,000	1,792,078
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 1.07% (A), 01/01/2061 (G)	GBP 1,511,379	1,834,102
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.91% (A), 03/25/2036	$ 89,633	15,979
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.76% (A), 11/25/2035	2,645	2,559
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,398,857
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 3.91% (A), 08/25/2036	410,030	390,098
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.27% (A), 01/26/2036 (B)	470,472	474,379
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	114,830	112,856
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.85% (A), 06/25/2035 (B)	332,192	319,682
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	633	645
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.93% (A), 06/12/2044 (G)	1,902,496	1,790,287
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 3.50% (A), 12/20/2034	757,100	730,894
Series 2007-1, Class 1A1,
3.73% (A), 01/20/2047	210,660	168,243
Series 2007-3, Class 2AA1,
3.96% (A), 07/20/2037	1,139,870	1,082,408
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 3.26% (A), 10/20/2027	5,900	5,634
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.35% (A), 09/25/2034	174,005	172,973

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust (continued)
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.65% (A), 01/25/2035	$ 86,324	$ 81,643
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.75% (A), 07/19/2035	14,086	13,690
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.75% (A), 07/19/2035	13,914	13,733
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.75% (A), 07/19/2035	35,922	35,320
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.79% (A), 02/25/2036	245,146	230,233
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 3.16% (A), 09/19/2032	4,221	4,109
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
4.37% (A), 06/25/2033	200,005	197,025
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.38% (A), 09/25/2033	240,118	243,571
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.99% (A), 01/25/2035	30,970	31,631
Series 2005-AR2, Class 1A1,
4.55% (A), 03/25/2035	688,908	698,281
Series 2006-AR1, Class 2A4,
4.30% (A), 03/25/2036	1,101,786	1,077,004
Series 2006-AR8, Class 2A4,
4.62% (A), 04/25/2036	61,438	61,334

Total Mortgage-Backed Securities (Cost $40,020,232)		39,748,938

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.6%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	1,000,000	1,203,920
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,599,975
7.35%, 07/01/2035	1,015,000	1,127,939

		3,931,834

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	950,000	917,073

Total Municipal Government Obligations (Cost $4,535,690)		4,848,907

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.3%
Federal Home Loan Mortgage Corp.
3.00%, TBA (K)	$ 9,000,000	$ 8,845,722
3.50%, TBA (K)	7,000,000	7,038,691
4.00%, TBA (K)	12,000,000	12,290,391
1-Year CMT + 2.23%, 4.08% (A), 03/01/2034	37,438	39,497
12-Month LIBOR + 1.35%, 4.09% (A), 09/01/2035	11,879	12,278
4.50%, 08/01/2025 - 05/01/2037	27,977	29,183
4.50%, TBA (K)	3,000,000	3,119,824
12-Month LIBOR + 1.87%, 4.62% (A), 09/01/2035	109,803	115,107
1-Year CMT + 2.22%, 4.72% (A), 11/01/2033	23,782	25,008
1-Year CMT + 2.26%, 4.75% (A), 01/01/2036	796,888	845,361
Federal Home Loan Mortgage Corp. REMICs
1-Month LIBOR + 0.40%, 2.91% (A), 06/15/2041	1,091,232	1,097,035
6.50%, 04/15/2029	1,045	1,127
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.45% (A), 10/25/2044	153,175	153,893
12-MTA + 1.40%, 3.65% (A), 07/25/2044	150,166	156,794
6.50%, 07/25/2043	8,803	10,042
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.86% (A), 09/25/2042	146,013	145,283
3.00%, TBA (K)	82,000,000	80,514,140
3.31%, 07/01/2023	3,266,786	3,345,609
12-MTA + 1.20%, 3.36% (A), 03/01/2044 - 10/01/2044	464,929	463,595
3.50%, 02/01/2027	125,175	127,684
3.50%, TBA (K)	130,800,000	131,497,986
12-Month LIBOR + 1.69%, 3.79% (A), 03/01/2034	79,514	83,253
4.00%, TBA (K)	152,000,000	155,431,874
12-Month LIBOR + 1.35%, 4.09% (A), 07/01/2035	60,466	62,637
1-Year CMT + 2.22%, 4.29% (A), 01/01/2028	11,301	11,854
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	157,318	165,450
1-Year CMT + 2.19%, 4.44% (A), 01/01/2026	1,573	1,580
4.50%, 12/01/2024	106,171	108,147
4.50%, TBA (K)	15,000,000	15,571,289
1-Year CMT + 2.27%, 4.77% (A), 11/01/2033	20,025	21,202
5.00%, 10/01/2029	172,314	181,433
5.00%, TBA (K)	1,000,000	1,015,391
6.00%, 07/01/2035 - 06/01/2040	951,667	1,041,836
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 4.59% (A), 07/25/2034	355,624	50,683
Federal National Mortgage Association REMICs
1-Month LIBOR + 0.45%, 2.80% (A), 09/25/2046	639,567	639,915
6.30%, 10/17/2038	46,930	46,983
Government National Mortgage Association
1-Month LIBOR + 0.60%, 2.95% (A), 08/20/2065 - 10/20/2065	3,368,622	3,381,556

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
3.00%, TBA (K)	$ 1,000,000	$ 992,500
1-Month LIBOR + 0.95%, 3.30% (A), 12/20/2066	1,234,955	1,256,902
1-Month LIBOR + 1.00%, 3.35% (A), 12/20/2065	4,924,978	5,019,300
3.50%, TBA (K)	1,000,000	1,012,676
1-Year CMT + 1.50%, 3.63% (A), 05/20/2024	11,826	12,063
4.00%, TBA (K)	5,000,000	5,140,157
5.00%, TBA (K)	8,000,000	8,346,625
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.05% (A), 04/16/2033 - 10/16/2033	366,341	33,897
(1.00) * 1-Month LIBOR + 6.60%, 4.09% (A), 08/16/2033	695,599	105,291
(1.00) * 1-Month LIBOR + 6.60%, 4.10% (A), 09/20/2034	365,161	56,999

Total U.S. Government Agency Obligations (Cost $446,955,657)		449,665,743

U.S. GOVERNMENT OBLIGATIONS - 25.7%
U.S. Treasury - 23.6%
U.S. Treasury Bonds
2.75%, 08/15/2042 - 11/15/2042 (L)	10,000,000	9,608,829
2.88%, 05/15/2043	3,600,000	3,529,547
2.88%, 08/15/2045 (L)	7,200,000	7,038,000
3.00%, 05/15/2042 - 02/15/2048 (L)	10,200,000	10,192,711
3.13%, 02/15/2043	1,000,000	1,024,414
3.13%, 08/15/2044 (L)	9,700,000	9,931,891
4.25%, 05/15/2039	900,000	1,091,566
4.38%, 11/15/2039 (L)	4,900,000	6,037,527
4.38%, 05/15/2040	1,400,000	1,726,758
4.63%, 02/15/2040	700,000	891,379
U.S. Treasury Notes
1.88%, 07/31/2022 (M) (N)	900,000	883,160
1.88%, 08/31/2022 (L) (N) (O)	4,000,000	3,923,125
2.00%, 12/31/2021 (L) (M) (O)	86,900,000	85,864,668
2.00%, 10/31/2022 (N)	400,000	393,750
2.13%, 09/30/2024 (L)	11,100,000	10,894,043
2.25%, 08/15/2027 (L) (N) (O)	5,900,000	5,741,207
2.38%, 05/15/2027 (L)	11,400,000	11,223,656

		169,996,231

U.S. Treasury Inflation-Protected Securities - 2.1%
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2027	1,339,572	1,300,205
0.63%, 01/15/2026	3,288,573	3,261,853
0.75%, 07/15/2028	10,845,144	10,845,285

		15,407,343

Total U.S. Government Obligations (Cost $183,786,711)		185,403,574

	Shares	Value
COMMON STOCK - 0.0% (J)
Household Durables - 0.0% (J)
Urbi Desarrollos Urbanos SAB de CV (H) (P)	7,629	993

Total Common Stock (Cost $417,591)		993

	Principal	Value
COMMERCIAL PAPER - 0.2%
Consumer Finance - 0.2%
Ford Motor Credit Co.
2.90% (Q), 02/19/2019	$ 1,600,000	$ 1,597,776

Total Commercial Paper (Cost $1,597,776)		1,597,776

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
Argentina - 0.1%
Argentina Treasury Bill
0.00% (Q), 04/12/2019	ARS 23,587,000	670,753
6.00% (Q), 03/29/2019	8,845,000	276,658

		947,411

Greece - 0.3%
Hellenic Republic Treasury Bill
1.22% (Q), 03/15/2019	EUR 700,000	800,443
1.27% (Q), 03/15/2019	1,000,000	1,143,489

		1,943,932

Japan - 2.4%
Japan Treasury Discount Bill
0.00% (Q), 02/25/2019 - 03/18/2019	JPY 1,920,000,000	17,628,549

Total Short-Term Foreign Government Obligations (Cost $20,011,929)		20,519,892

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (Q)	8,303,578	8,303,578

Total Other Investment Company (Cost $8,303,578)		8,303,578

	Principal	Value
REPURCHASE AGREEMENTS - 1.6%
Credit Suisse Securities LLC, 2.63% (Q), dated 01/31/2019, to be repurchased at $11,300,826 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 04/30/2023, and with a value of $11,566,299.	$ 11,300,000	11,300,000
Fixed Income Clearing Corp., 1.45% (Q), dated 01/31/2019, to be repurchased at $439,953 on 02/01/2019. Collateralized by a U.S. Government Obligation, 1.50%, due 03/31/2023, and with a value of $448,880.	439,935	439,935

Total Repurchase Agreements (Cost $11,739,935)		11,739,935

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

Value
Total Investments Excluding Purchased Options/Swaptions (Cost $1,232,953,169)	$ 1,241,545,450
Total Purchased Options/Swaptions - 0.0% (J) (Cost $47,632)	17,047

Total Investments (Cost $1,233,000,801)	1,241,562,497
Net Other Assets (Liabilities) - (72.0)%	(519,568,897)

Net Assets - 100.0%	$ 721,993,600

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (13.6)%

Bank of Montreal, 2.50% (Q), dated 11/13/2018, to be repurchased at $(10,645,817) on 02/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.38%, due 11/15/2019 - 09/30/2024, and with a total value of $(10,668,516).

	$ (10,587,000)	$ (10,587,000)
Bank of Montreal, 2.66% (Q), dated 02/01/2019, to be repurchased at $(10,963,501) on 05/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.38%, due 11/15/2019 - 09/30/2024, and with a total value of $(10,975,739).	(10,891,875)	(10,891,875)
Bank of Montreal, 2.72% (Q), dated 12/27/2018, to be repurchased at $(3,063,911) on 02/27/2019. Collateralized by U.S. Government Obligations, 2.00% - 3.38%, due 11/15/2019 - 12/31/2021, and with a total value of $(3,036,647).	(3,049,625)	(3,049,625)
Bank of Nova Scotia, 2.58% (Q), dated 01/10/2019, to be repurchased at $(9,938,615) on 02/11/2019. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 12/31/2021 - 05/15/2027, and with a total value of $(9,997,657).	(9,915,875)	(9,915,875)
Bank of Nova Scotia, 2.64% (Q), dated 01/09/2019, to be repurchased at $(2,193,130) on 04/09/2019. Collateralized by a U.S. Government Obligation, 3.13%, due 08/15/2044, and with a value of $(2,181,011).	(2,178,750)	(2,178,750)
Deutsche Bank Securities, Inc., 2.51% (Q), dated 11/01/2018, to be repurchased at $(753,804) on 02/01/2019. Collateralized by U.S. Government Obligations, 2.13% - 3.00%, due 03/31/2024 - 02/15/2048, and with a total value of $(545,500).	(749,000)	(749,000)
RBS Securities, Inc., 2.55% (Q), dated 01/18/2019, to be repurchased at $(18,043,375) on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and cash with a total value of $(18,086,248).	(18,025,500)	(18,025,500)
Standard Chartered Bank, 2.60% (Q), dated 01/18/2019, to be repurchased at $(42,998,110) on 02/20/2019. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 12/31/2021 - 05/15/2027, and with a total value of $(43,065,242).	(42,895,875)	(42,895,875)

Total Reverse Repurchase Agreements		$ (98,293,500)

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - 10-Year Canada Government Bond Futures	CAD	156.00	02/15/2019	CAD	6,882,000	50	$449	$190
Call - 10-Year U.S. Treasury Note Futures	USD	131.00	02/22/2019	USD	3,184,220	26	222	26
Call - 10-Year U.S. Treasury Note Futures	USD	131.50	02/22/2019	USD	2,571,870	21	180	21
Call - 10-Year U.S. Treasury Note Futures	USD	132.50	02/22/2019	USD	8,205,490	67	573	67
Call - 10-Year U.S. Treasury Note Futures	USD	134.00	02/22/2019	USD	7,103,260	58	499	58
Call - 10-Year U.S. Treasury Note Futures	USD	136.50	02/22/2019	USD	122,470	1	9	1
Call - 10-Year U.S. Treasury Note Futures	USD	138.50	02/22/2019	USD	1,102,230	9	77	9
Call - U.S. Treasury Note Futures	USD	169.00	02/22/2019	USD	18,776,320	128	1,050	128
Call - U.S. Treasury Note Futures	USD	170.00	02/22/2019	USD	1,760,280	12	103	12
Call - U.S. Treasury Note Futures	USD	172.00	02/22/2019	USD	146,690	1	9	1
Call - U.S. Treasury Note Futures	USD	174.00	02/22/2019	USD	1,760,280	12	102	12
Call - U.S. Treasury Note Futures	USD	180.00	02/22/2019	USD	1,173,520	8	68	8
Call - U.S. Treasury Note Futures	USD	185.00	02/22/2019	USD	440,070	3	26	3
Put - 05-Year U.S. Treasury Note Futures	USD	103.75	02/22/2019	USD	164,824,100	1,435	12,269	1,435
Put - 10-Year U.S. Treasury Note Futures	USD	106.00	02/22/2019	USD	40,292,630	329	2,813	329

Total							$18,449	$2,300

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 4.50%, TBA	JPM	USD	72.00	03/06/2019	USD	14,400,000	14,400,000	$563	$0 (R	)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CAD	BOA	USD	1.43	02/08/2019	USD	5,500,000	$550	$187
Call - USD vs. CAD	HSBC	USD	1.43	02/13/2019	USD	3,000,000	300	3
Call - USD vs. CAD	HSBC	USD	1.44	02/15/2019	USD	3,000,000	300	3
Call - USD vs. MXN	HSBC	USD	22.20	02/20/2019	USD	7,500,000	750	105
Call - USD vs. MXN	BOA	USD	22.40	02/12/2019	USD	2,200,000	220	2
Put - USD vs. JPY	HSBC	USD	85.00	02/05/2019	USD	15,000,000	1,500	15
Put - USD vs. JPY	GSB	USD	93.00	02/07/2019	USD	10,000,000	1,000	10

Total							$4,620	$325

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (H)	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	500,000	$24,000	$14,422

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. CAD	BCLY	USD	1.36	02/18/2019	USD	6,100,000	$(29,890)	$(610)
Call - USD vs. MXN	BCLY	USD	19.90	02/20/2019	USD	3,100,000	(25,792)	(5,028)
Call - USD vs. MXN	GSB	USD	19.90	03/20/2019	USD	2,800,000	(29,204)	(17,794)
Call - USD vs. MXN	GSB	USD	20.20	03/06/2019	USD	2,700,000	(29,740)	(6,232)
Call - USD vs. MXN	CITI	USD	20.20	03/06/2019	USD	3,300,000	(36,102)	(7,617)
Put - GBP vs. USD	CITI	GBP	1.25	03/18/2019	GBP	2,900,000	(43,274)	(9,311)
Put - GBP vs. USD	JPM	GBP	1.25	03/14/2019	GBP	4,500,000	(67,109)	(14,289)

Total							$(261,111)	$(60,881)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 31	BNP	Pay	1.00%	02/20/2019	USD	4,400,000	$(5,830)	$(321)
Put - North America Investment Grade Index - Series 31	CITI	Pay	1.05	03/20/2019	USD	5,500,000	(8,594)	(849)
Put - North America Investment Grade Index - Series 31	GSB	Pay	1.10	02/20/2019	USD	2,000,000	(1,560)	(118)
Put - North America Investment Grade Index - Series 31	CITI	Pay	1.10	02/20/2019	USD	800,000	(780)	(47)
Put - North America Investment Grade Index - Series 31	MSC	Pay	1.10	02/20/2019	USD	2,900,000	(3,088)	(171)
Put - North America Investment Grade Index - Series 31	JPM	Pay	1.20	03/20/2019	USD	1,100,000	(2,046)	(114)
Put - North America Investment Grade Index - Series 31	GSB	Pay	2.40	09/18/2019	USD	1,800,000	(3,060)	(441)

Total							$(24,958)	$(2,061)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$(24,000)	$(13,867)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(310,069)	$(76,809)

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Ford Motor Credit Co. LLC, 3.81%, 01/09/2024	5.00%	Quarterly	12/20/2023	2.44%	USD	2,400,000	$281,141	$307,247	$(26,106)
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00	Quarterly	12/20/2022	2.07	USD	1,500,000	165,596	221,637	(56,041)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	1.25	USD	900,000	(9,340)	(43,273)	33,933
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.49	USD	1,000,000	13,213	8,238	4,975
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.54	USD	1,400,000	19,460	11,513	7,947
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.39	USD	1,500,000	27,434	(7,450)	34,884
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.76	EUR	1,200,000	14,011	(36,304)	50,315

Total							$511,515	$461,608	$49,907

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	1,100,000	$19,683	$14,630	$5,053
North America Investment Grade Index - Series 30	1.00	Quarterly	06/20/2023	USD	24,100,000	(432,365)	(378,034)	(54,331)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	8,100,000	133,427	95,922	37,505

Total						$(279,255)	$(267,482)	$(11,773)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$56,552	$(4,900)	$61,452
3-Month USD-LIBOR	Receive	1.96	Semi-Annually/ Quarterly	12/05/2019	USD	14,800,000	(109,896)	—	(109,896)
3-Month USD-LIBOR	Pay	2.25	Semi-Annually/ Quarterly	06/20/2028	USD	16,500,000	556,128	832,174	(276,046)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/ Quarterly	12/20/2027	USD	7,900,000	93,750	(104,323)	198,073
3-Month USD-LIBOR	Receive	2.80	Semi-Annually/ Quarterly	08/22/2023	USD	17,100,000	324,256	(209)	324,465
3-Month USD-LIBOR	Pay	2.91	Semi-Annually/ Quarterly	08/22/2048	USD	3,900,000	(88,896)	31,133	(120,029)
3-Month USD-LIBOR	Pay	2.94	Semi-Annually/ Quarterly	08/22/2048	USD	900,000	(27,212)	—	(27,212)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	03/20/2029	EUR	40,200,000	1,402,002	(238,180)	1,640,182

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Receive	1.00%	Semi-Annually/ Annually	06/19/2029	EUR	10,500,000	$310,294	$78,341	$231,953
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	03/20/2049	EUR	2,500,000	189,119	(49,358)	238,477
6-Month EUR-EURIBOR	Receive	1.50	Semi-Annually/ Annually	07/04/2042	EUR	5,800,000	455,018	—	455,018
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2024	GBP	8,500,000	(129,265)	(7,076)	(122,189)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/20/2029	GBP	7,100,000	(68,588)	109,921	(178,509)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/19/2029	GBP	2,200,000	(16,494)	(16,838)	344
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	03/20/2049	GBP	1,000,000	(63,049)	(6,063)	(56,986)
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	06/19/2049	GBP	4,700,000	(287,955)	(326,013)	38,058
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,040,000,000	(357,740)	(108,080)	(249,660)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,620,000,000	(455,948)	(109,504)	(346,444)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(142,912)	(29,127)	(113,785)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(48,900)	19,488	(68,388)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	164,964	40,783	124,181
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(117,759)	(30,631)	(87,128)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(97,925)	16,409	(114,334)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	750,000,000	(361,311)	21,290	(382,601)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	1,160,000,000	(516,266)	69,257	(585,523)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	140,000,000	(72,511)	474	(72,985)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(49,534)	—	(49,534)

Total							$539,922	$188,968	$350,954

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2019 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.61%	USD	400,000	$1,494	$(7,339)	$8,833
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	JPM	1.00	Quarterly	12/20/2023	1.77	USD	1,900,000	(62,056)	(96,410)	34,354
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	JPM	1.00	Quarterly	12/20/2023	1.30	USD	5,300,000	(65,489)	(128,814)	63,325

Total								$(126,051)	$(232,563)	$106,512

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD 3,600,000	$36,989	$(137,273)	$174,262

Value
OTC Swap Agreements, at value (Assets)	$38,483
OTC Swap Agreements, at value (Liabilities)	$(127,545)

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	88	03/18/2019	$21,402,877	$21,418,100	$15,223	$—
90-Day Eurodollar	Short	(75)	03/16/2020	(18,203,361)	(18,276,563)	—	(73,202)
90-Day Eurodollar	Short	(335)	06/15/2020	(81,477,805)	(81,681,375)	—	(203,570)
90-Day Eurodollar	Short	(181)	09/14/2020	(44,053,280)	(44,152,688)	—	(99,408)
90-Day Eurodollar	Short	(104)	12/14/2020	(25,251,679)	(25,366,900)	—	(115,221)
3-Month EUR-EURIBOR	Long	731	06/17/2019	209,778,258	209,782,177	3,919	—
5-Year U.S. Treasury Note	Long	1,209	03/29/2019	136,378,026	138,864,984	2,486,958	—
10-Year Australian Treasury Bond	Short	(281)	03/15/2019	(26,810,905)	(27,272,492)	—	(461,587)
10-Year Canada Government Bond	Short	(50)	03/20/2019	(5,043,877)	(5,237,642)	—	(193,765)
10-Year Japan Government Bond	Short	(6)	03/13/2019	(8,359,907)	(8,410,741)	—	(50,834)
10-Year U.S. Treasury Note	Short	(182)	03/20/2019	(21,981,032)	(22,289,313)	—	(308,281)
Euro OAT Index	Short	(383)	03/07/2019	(65,923,073)	(67,037,319)	—	(1,114,246)
German Euro BTP Index	Short	(527)	03/07/2019	(73,755,405)	(78,157,137)	—	(4,401,732)
German Euro Bund Index	Long	209	03/07/2019	38,940,886	39,631,794	690,908	—
German Euro BUXL Index	Short	(37)	03/07/2019	(7,476,461)	(7,871,205)	—	(394,744)
German Euro Schatz Index	Short	(26)	03/07/2019	(3,330,144)	(3,329,354)	790	—
OTC Call Options Exercise Price EUR 150.00 on German Euro Bund Futures	Long	90	02/22/2019	1,276	—	—	(1,276)
OTC Call Options Exercise Price EUR 155.00 on German Euro Bund Futures	Long	38	02/22/2019	472	435	—	(37)
OTC Call Options Exercise Price EUR 156.00 on German Euro Bund Futures	Long	166	02/22/2019	2,063	1,900	—	(163)
OTC Call Options Exercise Price EUR 159.00 on German Euro Bund Futures	Long	181	02/22/2019	2,250	2,072	—	(178)
OTC Call Options Exercise Price EUR 160.00 on German Euro Bund Futures	Long	142	02/22/2019	1,765	1,625	—	(140)
OTC Call Options Exercise Price EUR 162.00 on German Euro Bund Futures	Long	55	02/22/2019	684	630	—	(54)
OTC Call Options Exercise Price EUR 165.00 on German Euro Bund Futures	Long	51	02/22/2019	634	584	—	(50)
OTC Call Options Exercise Price EUR 166.00 on German Euro Bund Futures	Long	290	02/22/2019	3,605	3,319	—	(286)
OTC Put Options Exercise Price EUR 147.00 on German Euro Bund Futures	Long	64	02/22/2019	796	733	—	(63)
OTC Put Options Exercise Price EUR 151.50 on German Euro Bund Futures	Long	107	02/22/2019	1,330	1,225	—	(105)
OTC Put Options Exercise Price EUR 152.00 on German Euro Bund Futures	Long	75	02/22/2019	932	858	—	(74)
U.K. Gilt	Short	(90)	03/27/2019	(14,418,971)	(14,581,967)	—	(162,996)
U.S. Treasury Bond	Short	(164)	03/20/2019	(22,874,402)	(24,056,750)	—	(1,182,348)

Total						$3,197,798	$(8,764,360)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/15/2019	GBP	2,186,000	USD	2,792,647	$76,607	$—
BNP	02/15/2019	JPY	219,800,000	USD	1,957,923	62,314	—
BNP	02/25/2019	USD	13,960,544	JPY	1,570,000,000	—	(479,465)
BNP	03/15/2019	RUB	204,296,565	USD	3,028,000	78,895	—
BNP	03/18/2019	USD	3,133,393	JPY	350,000,000	—	(92,129)
BNP	03/20/2019	SGD	2,740,329	USD	2,006,349	31,464	—
BOA	02/04/2019	USD	3,313,344	BRL	12,100,000	—	(3,412)
BOA	02/04/2019	USD	11,638,763	CAD	15,433,000	—	(107,810)
BOA	02/04/2019	BRL	12,100,000	USD	3,080,997	235,759	—
BOA	02/15/2019	USD	18,178,077	GBP	14,219,000	—	(485,204)
BOA	02/15/2019	USD	4,690,411	JPY	521,700,000	—	(104,665)
BOA	03/04/2019	USD	22,930,131	EUR	19,901,000	89,279	—
BOA	03/04/2019	CAD	15,433,000	USD	11,646,747	107,484	—
BOA	03/20/2019	USD	5,356,367	SGD	7,331,000	—	(95,245)

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	03/22/2019	MXN	14,860,011	USD	767,000	$4,116	$—
CITI	02/11/2019	USD	7,688,185	MXN	147,113,411	7,419	—
CITI	02/11/2019	MXN	76,570,000	USD	4,009,257	—	(11,551)
CITI	02/12/2019	USD	15,808,264	JPY	1,770,000,000	—	(456,963)
CITI	02/15/2019	USD	2,196,029	GBP	1,746,000	—	(95,700)
CITI	02/15/2019	USD	3,182,450	JPY	358,400,000	—	(111,695)
CITI	02/15/2019	JPY	2,642,600,000	USD	23,364,219	924,587	—
CITI	02/15/2019	GBP	1,902,000	USD	2,446,696	49,792	—
CITI	03/11/2019	USD	5,238,842	MXN	102,194,094	—	(73,457)
CITI	03/11/2019	MXN	31,596,094	USD	1,635,956	8,729	(2,243)
CITI	03/20/2019	SGD	5,371,000	USD	3,936,823	57,258	—
CITI	04/15/2019	MXN	57,384,000	USD	2,956,627	10,380	—
CITI	04/24/2019	MXN	147,113,411	USD	7,605,905	—	(10,222)
CITI	08/14/2019	USD	676,196	MXN	13,290,094	1,635	—
DUB	02/04/2019	USD	3,641,612	BRL	14,047,884	—	(209,082)
DUB	02/04/2019	BRL	14,047,884	USD	3,846,733	3,962	—
GSB	02/04/2019	USD	346,473	EUR	303,000	—	(456)
GSB	02/12/2019	JPY	1,770,000,000	USD	16,300,444	—	(35,217)
GSB	02/15/2019	GBP	21,806,000	USD	27,891,105	730,565	—
GSB	02/15/2019	RUB	63,655,038	USD	944,837	27,011	—
GSB	03/11/2019	MXN	70,598,000	USD	3,615,589	54,267	—
GSB	03/22/2019	USD	767,000	MXN	14,860,011	—	(4,116)
GSB	04/02/2019	USD	3,135,157	BRL	12,250,000	—	(209,224)
HSBC	02/11/2019	MXN	17,946,411	USD	940,997	—	(4,018)
HSBC	02/15/2019	USD	22,181,517	JPY	2,481,400,000	—	(625,659)
HSBC	03/15/2019	USD	2,172,443	EUR	1,700,000	219,326	—
HSBC	03/20/2019	USD	2,815,546	SGD	3,857,016	—	(52,679)
JPM	02/04/2019	USD	2,807,468	AUD	3,903,000	—	(29,779)
JPM	02/04/2019	USD	22,507,634	EUR	19,598,000	70,520	(2,249)
JPM	02/04/2019	CAD	15,433,000	USD	11,639,189	107,384	—
JPM	02/11/2019	MXN	52,597,000	USD	2,759,679	—	(13,599)
JPM	02/15/2019	USD	1,078,793	GBP	852,000	—	(39,508)
JPM	02/15/2019	USD	22,718,636	JPY	2,535,200,000	25,277	(608,307)
JPM	02/15/2019	JPY	252,500,000	USD	2,252,265	68,526	—
JPM	02/15/2019	GBP	4,105,000	USD	5,209,800	178,256	—
JPM	03/04/2019	GBP	5,743,000	USD	7,544,722	226	—
JPM	03/15/2019	RUB	81,159,585	USD	1,201,000	33,256	—
JPM	03/20/2019	SGD	3,079,000	USD	2,257,624	32,038	—
JPM	04/02/2019	USD	7,333,738	BRL	27,800,000	—	(255,960)
SCB	02/04/2019	USD	533,389	BRL	1,947,884	—	(549)
SCB	02/04/2019	GBP	5,743,000	USD	7,323,204	210,853	—
SCB	02/04/2019	BRL	1,947,884	USD	517,504	16,435	—
SCB	02/15/2019	USD	959,918	RUB	63,655,038	—	(11,930)
SCB	03/06/2019	USD	516,557	BRL	1,947,884	—	(16,392)
UBS	02/15/2019	USD	24,680,371	GBP	19,110,000	—	(402,639)

Total						$3,523,620	$(4,651,124)

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (X)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$102,484,814	$4,313,635	$106,798,449
Certificates of Deposit	—	5,700,000	—	5,700,000
Corporate Debt Securities	—	384,573,709	—	384,573,709
Foreign Government Obligations	—	22,643,956	—	22,643,956
Mortgage-Backed Securities	—	39,748,938	—	39,748,938
Municipal Government Obligations	—	4,848,907	—	4,848,907
U.S. Government Agency Obligations	—	449,665,743	—	449,665,743
U.S. Government Obligations	—	185,403,574	—	185,403,574
Common Stock	993	—	—	993
Commercial Paper	—	1,597,776	—	1,597,776
Short-Term Foreign Government Obligations	—	20,519,892	—	20,519,892
Other Investment Company	8,303,578	—	—	8,303,578
Repurchase Agreements	—	11,739,935	—	11,739,935
Exchange-Traded Options Purchased	2,300	—	—	2,300
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Foreign Exchange Options Purchased	—	325	—	325
Over-the-Counter Interest Rate Swaptions Purchased	—	14,422	—	14,422

Total Investments	$8,306,871	$1,228,941,991	$4,313,635	$1,241,562,497

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$673,965	$—	$673,965
Centrally Cleared Interest Rate Swap Agreements	—	3,552,083	—	3,552,083
Over-the-Counter Credit Default Swap Agreements	—	38,483	—	38,483
Futures Contracts (Y)	3,197,798	—	—	3,197,798
Forward Foreign Currency Contracts (Y)	—	3,523,620	—	3,523,620

Total Other Financial Instruments	$3,197,798	$7,788,151	$—	$10,985,949

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(98,293,500)	$—	$(98,293,500)
Over-the-Counter Foreign Exchange Options Written	—	(60,881)	—	(60,881)
Over-the-Counter Credit Default Swaptions Written	—	(2,061)	—	(2,061)
Over-the-Counter Interest Rate Swaptions Written	—	(13,867)	—	(13,867)
Centrally Cleared Credit Default Swap Agreements	—	(441,705)	—	(441,705)
Centrally Cleared Interest Rate Swap Agreements	—	(3,012,161)	—	(3,012,161)
Over-the-Counter Credit Default Swap Agreements	—	(127,545)	—	(127,545)
Futures Contracts (Y)	(8,764,360)	—	—	(8,764,360)
Forward Foreign Currency Contracts (Y)	—	(4,651,124)	—	(4,651,124)

Total Other Financial Instruments	$(8,764,360)	$(106,602,844)	$—	$(115,367,204)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $190,252,075, representing 26.4% of the Fund’s net assets.
(C)	Securities are Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2019, the total value of securities is $4,313,635, representing 0.6% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,136,688. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $22,481,291, representing 3.1% of the Fund’s net assets.
(H)	Illiquid security. At January 31, 2019, the value of such securities amounted to $7,660,768, representing 1.1% of the Fund’s net assets.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions.

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $187,853,145.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $248,561,187.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $367,471,247.
(P)	Non-income producing security.
(Q)	Rates disclosed reflect the yields at January 31, 2019.
(R)	Rounds to less than $1 or $(1).
(S)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (A) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (B) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Level 3 securities were not considered significant to the Fund.
(Y)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2019 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS (continued):

CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 19.0%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 4.17% (A), 04/17/2031 (B)	$ 500,000	$ 488,857
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 5.32% (A), 04/17/2031 (B)	1,500,000	1,386,916
Ally Auto Receivables Trust
Series 2018-2, Class A3,
2.92%, 11/15/2022	1,050,000	1,050,712
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	1,982,904
Series 2017-3, Class A,
1.77%, 11/15/2022	1,375,000	1,358,774
Series 2017-6, Class A,
2.04%, 05/15/2023	2,000,000	1,976,842
Series 2018-4, Class A,
2.99%, 12/15/2023	1,425,000	1,431,122
Series 2018-5, Class A,
1-Month LIBOR + 0.34%, 2.85% (A), 12/15/2025	3,630,000	3,603,106
Series 2018-8, Class A,
3.18%, 04/15/2024	2,046,000	2,066,900
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 10.06% (A), 10/15/2030 (B)	4,000,000	3,489,112
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 9.38% (A), 08/05/2027 (B)	2,000,000	1,791,940
Avis Budget Rental Car Funding AESOP LLC
Series 2015-1A, Class A,
2.50%, 07/20/2021 (B)	2,000,000	1,983,508
BA Credit Card Trust
Series 2017-A2, Class A2,
1.84%, 01/17/2023	2,000,000	1,971,416
Series 2018-A1, Class A1,
2.70%, 07/17/2023	2,800,000	2,797,587
Series 2018-A2, Class A2,
3.00%, 09/15/2023	960,000	965,483
BMW Vehicle Lease Trust
Series 2017-2, Class A3,
2.07%, 10/20/2020	985,000	978,588
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,788,000	1,773,526
Series 2017-A4, Class A4,
1.99%, 07/17/2023	2,000,000	1,976,757
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class DR,
3-Month LIBOR + 5.50%, 8.29% (A), 10/15/2030 (B)	4,000,000	3,726,200
CarMax Auto Owner Trust
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,686,124
Series 2018-4, Class A3,
3.36%, 09/15/2023	570,000	575,755

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 4.51% (A), 01/20/2031 (B)	$ 750,000	$ 717,464
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 5.31% (A), 01/20/2031 (B)	3,000,000	2,826,744
Chase Issuance Trust
Series 2016-A4, Class A4,
1.49%, 07/15/2022	1,000,000	982,502
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	1,862,000	1,843,583
Series 2018-A1, Class A1,
2.49%, 01/20/2023	1,200,000	1,194,858
Series 2018-A6, Class A6,
3.21%, 12/07/2024	1,600,000	1,620,966
Denali Capital CLO X LLC
Series 2013-1A, Class B1LR,
3-Month LIBOR + 3.15%, 5.91% (A), 10/26/2027 (B)	4,000,000	3,925,776
Discover Card Execution Note Trust
Series 2015-A4, Class A4,
2.19%, 04/17/2023 (C)	2,000,000	1,981,179
Series 2017-A1, Class A1,
1-Month LIBOR + 0.49%, 3.00% (A), 07/15/2024	1,000,000	1,004,023
Series 2019-A1, Class A1,
3.04%, 07/15/2024 (D)	890,000	892,664
Elevation CLO, Ltd.
Series 2017-7A, Class D,
3-Month LIBOR + 2.90%, 5.69% (A), 07/15/2030 (B)	658,000	630,336
Series 2017-8A, Class D,
3-Month LIBOR + 2.87%, 5.64% (A), 10/25/2030 (B)	1,000,000	957,053
Series 2018-9A, Class E,
3-Month LIBOR + 6.30%, 9.09% (A), 07/15/2031 (B)	3,040,000	2,876,114
Elm CLO, Ltd.
Series 2014-1A, Class CR,
3-Month LIBOR + 2.95%, 5.72% (A), 01/17/2029 (B)	740,000	740,057
Ford Credit Auto Owner Trust
Series 2016-A, Class A4,
1.60%, 06/15/2021	1,000,000	992,051
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,606,602
Series 2018-2, Class A,
3.47%, 01/15/2030 (B)	1,000,000	1,007,718
Ford Credit Floorplan Master Owner Trust
Series 2017-3, Class A,
2.48%, 09/15/2024	1,750,000	1,720,315
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4,
2.13%, 03/16/2023 (B)	300,000	295,234
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E,
3-Month LIBOR + 4.95%, 7.74% (A), 04/15/2031 (B)	1,500,000	1,341,084

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hayfin Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 3.88% (A), 04/20/2031 (B)	$ 650,000	$ 640,669
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 4.24% (A), 04/20/2031 (B)	725,000	706,372
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class ER,
3-Month LIBOR + 5.75%, 8.51% (A), 04/19/2030 (B)	1,500,000	1,448,392
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class FR,
3-Month LIBOR + 7.48%, 10.24% (A), 07/21/2030 (B)	2,400,000	2,150,335
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 4.49% (A), 04/15/2029 (B)	475,000	460,273
Series 2018-30A, Class D,
3-Month LIBOR + 2.50%, 5.29% (A), 04/15/2029 (B)	2,700,000	2,582,966
Series 2018-30A, Class E,
3-Month LIBOR + 4.95%, 7.74% (A), 04/15/2029 (B)	2,000,000	1,856,140
Series 2018-30A, Class F,
3-Month LIBOR + 6.85%, 9.64% (A), 04/15/2029 (B)	2,000,000	1,781,732
Magnetite VII, Ltd.
Series 2012-7A, Class ER2,
3-Month LIBOR + 6.50%, 9.29% (A), 01/15/2028 (B)	2,000,000	1,745,634
Magnetite VIII, Ltd.
Series 2014-8A, Class FR2,
3-Month LIBOR + 7.44%, 10.23% (A), 04/15/2031 (B)	2,000,000	1,836,320
Mariner CLO 5, Ltd.
Series 2018-5A, Class E,
3-Month LIBOR + 5.65%, 8.42% (A), 04/25/2031 (B)	4,000,000	3,636,272
Mariner CLO LLC
Series 2015-1A, Class CR,
3-Month LIBOR + 2.50%, 5.26% (A), 04/20/2029 (B)	3,000,000	2,988,894
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A4,
3.31%, 07/15/2024	917,000	924,853
Series 2019-A, Class A4,
3.25%, 10/15/2024	313,000	313,960
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,963,926
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A3,
1.74%, 08/16/2021	2,034,513	2,019,500
Series 2017-A, Class A4,
2.11%, 05/15/2023	1,000,000	985,399
Series 2017-C, Class A3,
2.12%, 04/18/2022	1,000,000	990,230
Series 2018-A, Class A3,
2.65%, 05/16/2022	2,000,000	1,993,523

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 11.03% (A), 04/16/2031 (B)	$ 1,625,000	$ 1,421,766
OHA Credit Partners XII, Ltd.
Series 2015-12A, Class FR,
3-Month LIBOR + 7.68%, 10.45% (A), 07/23/2030 (B)	2,000,000	1,801,676
Post CLO, Ltd.
Series 2018-1A, Class C,
3-Month LIBOR + 2.00%, 4.78% (A), 04/16/2031 (B)	3,075,000	2,943,282
Stewart Park CLO, Ltd.
Series 2015-1A, Class ER,
3-Month LIBOR + 5.28%, 8.07% (A), 01/15/2030 (B)	3,500,000	3,208,236
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	1,969,662
Series 2016-3, Class B,
1.91%, 09/15/2022	1,900,000	1,887,051
TCW CLO, Ltd.
Series 2018-1A, Class D,
3-Month LIBOR + 2.91%, 5.68% (A), 04/25/2031 (B)	500,000	477,414
Series 2018-1A, Class E,
3-Month LIBOR + 6.05%, 8.82% (A), 04/25/2031 (B)	3,000,000	2,793,624
TICP CLO III, Ltd.
Series 2018-3R, Class E,
3-Month LIBOR + 5.90%, 8.66% (A), 04/20/2028 (B)	2,000,000	1,921,000
TICP CLO, Ltd.
Series 2016-5A, Class ER,
3-Month LIBOR + 5.75%, 8.52% (A), 07/17/2031 (B)	2,000,000	1,866,200
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3,
2.96%, 09/15/2022	1,000,000	1,002,724
Series 2018-C, Class A4,
3.13%, 02/15/2024	900,000	907,750
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,250,000	1,237,294
Series 2018-1A, Class C,
3.20%, 09/20/2022 (B)	1,200,000	1,198,125
Voya CLO, Ltd.
Series 2018-1A, Class B,
3-Month LIBOR + 1.80%, 4.56% (A), 04/19/2031 (B)	750,000	717,401

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2017-C, Class A,
2.31%, 08/15/2024	$ 1,850,000	$ 1,826,299
York CLO-2, Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 2.60%, 5.36% (A), 01/22/2031 (B)	1,475,000	1,401,545

Total Asset-Backed Securities (Cost $132,129,426)		127,824,891

CORPORATE DEBT SECURITIES - 51.5%
Aerospace & Defense - 0.4%
General Dynamics Corp.
2.88%, 05/11/2020	207,000	207,465
Harris Corp.
2.70%, 04/27/2020	363,000	360,039
L3 Technologies, Inc.
4.40%, 06/15/2028	116,000	118,939
Lockheed Martin Corp.
3.10%, 01/15/2023	691,000	693,412
Triumph Group, Inc.
4.88%, 04/01/2021	551,000	509,675
United Technologies Corp.
1.90%, 05/04/2020	397,000	391,659
3.95%, 08/16/2025	350,000	358,097

		2,639,286

Auto Components - 0.2%
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	625,000	535,937
Toyota Industries Corp.
3.24%, 03/16/2023 (B)	484,000	480,708

		1,016,645

Banks - 12.9%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (E)	1,600,000	1,600,192
AIB Group PLC
4.75%, 10/12/2023 (B)	330,000	330,678
Associated Bank NA
3.50%, 08/13/2021	204,000	203,901
Australia & New Zealand Banking Group, Ltd.
Fixed until 06/15/2026 (F), 6.75% (A) (B)	563,000	581,298
Banco Bilbao Vizcaya Argentaria SA
Fixed until 11/16/2027 (F), 6.13% (A) (C)	1,200,000	1,057,500
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (E)	1,500,000	1,406,250
Bangkok Bank PCL
4.45%, 09/19/2028 (B)	1,400,000	1,436,528
Bank of America Corp.
2.63%, 04/19/2021, MTN	893,000	886,542
3-Month LIBOR + 0.38%, 3.15% (A), 01/23/2022	1,000,000	991,897
Fixed until 03/05/2023, 3.55% (A), 03/05/2024	143,000	143,778
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	215,000	218,560
3-Month LIBOR + 1.16%, 3.92% (A), 01/20/2023, MTN	2,000,000	2,015,755

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America NA
Fixed until 01/25/2022, 3.34% (A), 01/25/2023	$ 282,000	$ 283,947
Bank of China, Ltd.
5.00%, 11/13/2024 (E)	1,300,000	1,352,614
Bank of Montreal
3.30%, 02/05/2024	314,000	313,353
BankUnited, Inc.
4.88%, 11/17/2025	193,000	197,545
Barclays PLC
Fixed until 09/15/2023 (F), 7.75% (A)	3,150,000	3,140,802
BNP Paribas SA
3.80%, 01/10/2024 (B)	600,000	594,909
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	242,000	247,035
Fixed until 03/14/2022 (F), 6.75% (A) (B)	3,305,000	3,350,444
Fixed until 08/16/2028 (F), 7.00% (A) (B)	1,410,000	1,401,187
Fixed until 03/30/2021 (F), 7.63% (A) (B)	400,000	421,092
Canadian Imperial Bank of Commerce
3-Month LIBOR + 0.32%, 2.87% (A), 02/02/2021	2,500,000	2,494,509
China Construction Bank Corp.
Fixed until 05/13/2020, 3.88% (A), 05/13/2025 (E)	1,500,000	1,493,337
Citibank NA
3-Month LIBOR + 0.26%, 3.06% (A), 09/18/2019	1,000,000	1,001,337
Citigroup, Inc.
3.30%, 04/27/2025	83,000	81,007
3-Month LIBOR + 1.19%, 3.75% (A), 08/02/2021	1,000,000	1,014,206
3-Month LIBOR + 1.07%, 3.84% (A), 12/08/2021	1,000,000	1,010,448
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	325,000	331,915
4.45%, 09/29/2027	98,000	99,433
Citizens Bank NA
2.25%, 03/02/2020	300,000	297,495
Credit Agricole SA
Fixed until 01/23/2024 (F), 7.88% (A) (B)	4,000,000	4,194,696
Fixed until 12/23/2025 (F), 8.13% (A) (B)	1,553,000	1,683,064
Danske Bank A/S
3.88%, 09/12/2023 (B)	200,000	191,448
5.00%, 01/12/2022 (B)	212,000	214,974
Discover Bank
3.45%, 07/27/2026	825,000	776,045
Fifth Third Bancorp
2.88%, 07/27/2020	591,000	590,271
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022, MTN (E)	1,300,000	1,272,622
First Horizon National Corp.
3.50%, 12/15/2020	323,000	323,386
HSBC Holdings PLC
Fixed until 05/22/2027 (F), 6.00% (A)	1,770,000	1,703,625
Fixed until 03/23/2023 (F), 6.25% (A)	409,000	406,955
Fixed until 03/30/2025 (F), 6.38% (A)	3,000,000	3,011,250
Huntington Bancshares, Inc.
Fixed until 04/15/2023 (F), 5.70% (A)	126,000	118,965
ING Groep NV
Fixed until 04/16/2025 (F), 6.50% (A) (C)	1,500,000	1,463,700
Intesa Sanpaolo SpA
Fixed until 09/17/2025 (F), 7.70% (A) (B) (C)	1,626,000	1,489,822

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	$ 250,000	$ 245,708
2.55%, 10/29/2020	592,000	588,214
3-Month LIBOR + 0.55%, 3.32% (A), 03/09/2021	3,000,000	3,004,727
Fixed until 11/01/2022 (F), 4.63% (A)	432,000	398,326
3-Month LIBOR + 3.47%, 6.22% (A), 04/30/2019 (F)	3,368,000	3,388,208
Kreditanstalt fuer Wiederaufbau
2.63%, 02/28/2024	375,000	375,442
Lloyds Banking Group PLC
Fixed until 06/27/2024 (F), 7.50% (A)	3,300,000	3,357,750
Macquarie Bank, Ltd.
Fixed until 03/08/2027 (F), 6.13% (A) (B)	1,290,000	1,156,163
Malayan Banking BHD
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (E)	1,200,000	1,190,220
Mitsubishi UFJ Financial Group, Inc.
3.78%, 03/02/2025	41,000	41,560
Mizuho Financial Group, Inc.
3.55%, 03/05/2023	541,000	543,595
National Australia Bank, Ltd.
3.63%, 06/20/2023	250,000	252,583
PNC Bank NA
3-Month LIBOR + 0.50%, 3.26% (A), 07/27/2022	1,700,000	1,691,657
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/2022 (E)	1,250,000	1,291,800
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (E)	1,250,000	1,199,388
Regions Financial Corp.
7.38%, 12/10/2037	159,000	202,168
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	200,000	200,246
Fixed until 08/15/2021 (F), 8.63% (A)	557,000	593,038
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (E)	1,700,000	1,655,135
Societe Generale SA
Fixed until 04/06/2028 (F), 6.75% (A) (B)	4,100,000	3,741,250
Fixed until 12/18/2023 (F), 7.88% (A) (B)	2,000,000	2,048,700
Standard Chartered PLC
Fixed until 04/02/2022 (F), 7.50% (A) (B)	3,488,000	3,627,520
SunTrust Bank
Fixed until 08/02/2021, 3.50% (A), 08/02/2022	153,000	153,315
Svenska Handelsbanken AB
3-Month LIBOR + 0.49%, 3.28% (A), 06/17/2019	1,250,000	1,251,546
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	178,593
Union Bank of the Philippines
3.37%, 11/29/2022, MTN (E)	1,000,000	973,123
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 3.89% (A), 01/24/2023	2,000,000	2,012,291
4.30%, 07/22/2027, MTN	397,000	405,214
Wells Fargo Bank NA
3-Month LIBOR + 0.60%, 3.29% (A), 05/24/2019	1,250,000	1,251,891
3.55%, 08/14/2023	322,000	326,643

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Westpac Banking Corp.
Fixed until 09/21/2027 (F), 5.00% (A)	$ 900,000	$ 779,298
Woori Bank
5.13%, 08/06/2028, MTN (E)	1,300,000	1,325,103

		86,890,732

Beverages - 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026 (B)	204,000	200,431
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	388,000	386,406
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	151,000	156,710
Heineken NV
3.50%, 01/29/2028 (B)	422,000	410,115
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023 (B)	97,000	97,981
4.42%, 05/25/2025 (B)	249,000	252,904

		1,504,547

Biotechnology - 0.1%
Celgene Corp.
3.25%, 02/20/2023	598,000	595,259
3.63%, 05/15/2024	70,000	69,767

		665,026

Building Products - 0.1%
Standard Industries, Inc.
6.00%, 10/15/2025 (B)	675,000	678,375

Capital Markets - 3.6%
Charles Schwab Corp.
3.85%, 05/21/2025	449,000	462,843
Credit Suisse Group AG
Fixed until 07/17/2023 (F), 7.50% (A) (B)	1,745,000	1,779,900
Fixed until 12/11/2023 (F), 7.50% (A) (B)	1,700,000	1,803,193
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.92% (A), 02/27/2023	2,500,000	2,352,075
4.25%, 02/04/2021	151,000	149,808
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	659,000	653,234
FS Energy & Power Fund
7.50%, 08/15/2023 (B)	582,000	578,363
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.16%, 3.93% (A), 04/23/2020	2,000,000	2,013,692
3-Month LIBOR + 1.36%, 4.13% (A), 04/23/2021	1,000,000	1,013,750
4.25%, 10/21/2025	223,000	225,070
Fixed until 11/10/2022 (F), 5.00% (A)	333,000	306,776
5.25%, 07/27/2021	530,000	555,792
LPL Holdings, Inc.
5.75%, 09/15/2025 (B) (C)	500,000	491,650
Morgan Stanley
3-Month LIBOR + 0.55%, 3.17% (A), 02/10/2021, MTN	3,000,000	2,997,801
Fixed until 01/23/2029, 4.43% (A), 01/23/2030, MTN	194,000	201,559
5.00%, 11/24/2025	688,000	726,979
SURA Asset Management SA
4.88%, 04/17/2024 (E)	1,550,000	1,578,691

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
3-Month LIBOR + 0.85%, 3.59% (A), 06/01/2020	$ 1,700,000	$ 1,706,971
UBS Group Funding Switzerland AG
2.65%, 02/01/2022 (B)	800,000	782,294
Fixed until 01/31/2024 (F), 7.00% (A) (B)	3,425,000	3,446,406

		23,826,847

Chemicals - 1.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	132,000	131,397
CNAC HK Finbridge Co., Ltd.
4.88%, 03/14/2025 (E)	1,300,000	1,339,290
Dow Chemical Co.
4.80%, 11/30/2028 (B)	167,000	174,627
DowDuPont, Inc.
4.73%, 11/15/2028	242,000	256,485
Ecolab, Inc.
2.38%, 08/10/2022	400,000	389,281
Equate Petrochemical BV
3.00%, 03/03/2022 (E)	1,700,000	1,659,676
Israel Chemicals, Ltd.
6.38%, 05/31/2038 (E)	1,500,000	1,540,335
Kraton Polymers LLC / Kraton Polymers Capital Corp.
7.00%, 04/15/2025 (B)	725,000	706,875
NOVA Chemicals Corp.
5.00%, 05/01/2025 (B)	575,000	529,000
Nutrien, Ltd.
3.63%, 03/15/2024	153,000	149,468
Praxair, Inc.
2.25%, 09/24/2020	385,000	381,808
Rayonier AM Products, Inc.
5.50%, 06/01/2024 (B)	770,000	696,119
SASOL Financing USA LLC
6.50%, 09/27/2028	1,400,000	1,477,966
Syngenta Finance NV
4.44%, 04/24/2023 (B)	206,000	203,757
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.38%, 09/01/2025 (B)	600,000	543,180

		10,179,264

Commercial Services & Supplies - 0.5%
ADT Security Corp.
4.13%, 06/15/2023	804,000	773,850
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	530,000	461,100
Cimpress NV
7.00%, 06/15/2026 (B)	749,000	730,275
Garda World Security Corp.
8.75%, 05/15/2025 (B)	480,000	445,200
Jurassic Holdings III, Inc.
6.88%, 02/15/2021 (B) (C)	599,000	545,090
Multi-Color Corp.
4.88%, 11/01/2025 (B)	605,000	574,750

		3,530,265

Communications Equipment - 0.1%
Anixter, Inc.
6.00%, 12/01/2025 (B)	331,000	339,275

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.4%
ABB Finance USA, Inc.
3.38%, 04/03/2023	$ 230,000	$ 229,553
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	590,000	607,700
Mattamy Group Corp.
6.50%, 10/01/2025 (B)	510,000	473,025
Tutor Perini Corp.
6.88%, 05/01/2025 (B)	460,000	454,949
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	520,000	483,600
William Lyon Homes, Inc.
6.00%, 09/01/2023	235,000	214,438

		2,463,265

Consumer Finance - 3.4%
Altice Financing SA
7.50%, 05/15/2026 (B)	900,000	852,750
American Express Co.
2.50%, 08/01/2022	755,000	737,690
3-Month LIBOR + 0.65%, 3.34% (A), 02/27/2023	1,500,000	1,483,001
4.20%, 11/06/2025	115,000	119,108
BMW US Capital LLC
3.10%, 04/12/2021 (B)	329,000	328,077
3-Month LIBOR + 0.38%, 3.18% (A), 04/06/2020 (B)	1,000,000	999,170
3-Month LIBOR + 0.41%, 3.21% (A), 04/12/2021 (B)	1,000,000	994,669
Capital One NA
2.65%, 08/08/2022	750,000	728,729
3-Month LIBOR + 1.15%, 3.90% (A), 01/30/2023	1,454,000	1,450,844
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	525,000	508,913
3-Month LIBOR + 0.45%, 3.13% (A), 02/22/2021 (B)	1,500,000	1,487,299
3-Month LIBOR + 0.62%, 3.37% (A), 10/30/2019 (B)	2,500,000	2,501,960
3.75%, 11/05/2021 (B)	186,000	187,602
Enova International, Inc.
8.50%, 09/01/2024 - 09/15/2025 (B)	1,260,000	1,131,450
FirstCash, Inc.
5.38%, 06/01/2024 (B)	475,000	475,000
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.51% (A), 11/04/2019	1,000,000	996,638
General Motors Financial Co., Inc.
3.20%, 07/06/2021	493,000	484,977
3.70%, 05/09/2023	174,000	168,064
3-Month LIBOR + 0.93%, 3.73% (A), 04/13/2020	1,000,000	996,270
Fixed until 09/30/2028 (F), 6.50% (A) (C)	2,400,000	2,124,000
Harley-Davidson Financial Services, Inc.
3-Month LIBOR + 0.35%, 3.12% (A), 03/08/2019 (B)	1,200,000	1,200,268
Hyundai Capital America
3.95%, 02/01/2022 (B)	430,000	431,992
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	161,000	159,347
3.45%, 01/10/2024, MTN	218,000	221,703
3.65%, 10/12/2023	106,000	108,785
Navient Corp.
5.63%, 08/01/2033, MTN	1,065,000	812,062

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Springleaf Finance Corp.
6.88%, 03/15/2025	$ 850,000	$ 812,812
7.13%, 03/15/2026	256,000	243,840
Synchrony Financial
4.25%, 08/15/2024	165,000	161,073
Toyota Motor Credit Corp.
3.45%, 09/20/2023, MTN	238,000	242,199

		23,150,292

Containers & Packaging - 0.2%
Avery Dennison Corp.
4.88%, 12/06/2028	270,000	277,912
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	168,000	183,330
Intertape Polymer Group, Inc.
7.00%, 10/15/2026 (B)	600,000	600,000
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	375,000	373,594

		1,434,836

Distributors - 0.1%
Ingram Micro, Inc.
5.45%, 12/15/2024	886,000	864,889

Diversified Consumer Services - 0.1%
Frontdoor, Inc.
6.75%, 08/15/2026 (B)	591,000	586,568

Diversified Financial Services - 0.3%
Aircastle, Ltd.
4.40%, 09/25/2023	85,000	84,158
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	317,000	309,513
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	117,000	102,580
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	153,000	151,536
2.40%, 04/25/2022	362,000	354,938
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	507,000	487,335
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	530,000	511,450

		2,001,510

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3.40%, 05/15/2025	940,000	919,535
CenturyLink, Inc.
6.75%, 12/01/2023 (C)	1,138,000	1,145,112
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	455,000	462,280
Frontier Communications Corp.
7.63%, 04/15/2024	800,000	434,000
9.00%, 08/15/2031	780,000	427,050
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	743,000	715,138
Inmarsat Finance PLC
6.50%, 10/01/2024 (B)	600,000	582,000
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	1,315,000	1,196,650
8.50%, 10/15/2024 (B)	408,000	412,202
Ooredoo International Finance, Ltd.
3.25%, 02/21/2023, MTN (E)	1,650,000	1,610,499

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Telesat Canada / Telesat LLC
8.88%, 11/15/2024 (B)	$ 613,000	$ 642,884
Verizon Communications, Inc.
3.38%, 02/15/2025	400,000	399,434
3-Month LIBOR + 0.77%, 3.56% (A), 06/17/2019	3,000,000	3,007,590
3-Month LIBOR + 1.00%, 3.79% (A), 03/16/2022	1,000,000	1,010,092

		12,964,466

Electric Utilities - 1.5%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/2023 (E)	1,300,000	1,291,524
4.88%, 04/23/2030 (E)	1,200,000	1,246,176
ENEL Chile SA
4.88%, 06/12/2028	1,400,000	1,438,220
ENEL Finance International NV
2.75%, 04/06/2023 (B)	200,000	189,072
4.25%, 09/14/2023 (B)	200,000	199,173
Exelon Corp.
2.85%, 06/15/2020	1,179,000	1,172,358
Georgia Power Co.
2.00%, 09/08/2020	194,000	191,166
Israel Electric Corp., Ltd.
5.00%, 11/12/2024 (E)	1,200,000	1,260,600
Kallpa Generacion SA
4.13%, 08/16/2027 (E)	1,650,000	1,546,875
Nevada Power Co.
2.75%, 04/15/2020	139,000	138,957
Southern California Edison Co.
Fixed until 02/01/2022 (F), 6.25% (A)	1,229,000	1,155,260

		9,829,381

Electrical Equipment - 0.3%
Hubbell, Inc.
3.35%, 03/01/2026	225,000	213,577
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 3.40% (A), 03/16/2022 (B) (C)	2,000,000	2,002,300

		2,215,877

Electronic Equipment, Instruments & Components - 0.1%
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	64,000	60,265
Arrow Electronics, Inc.
4.00%, 04/01/2025	120,000	116,552
Trimble, Inc.
4.75%, 12/01/2024	21,000	21,158
4.90%, 06/15/2028	388,000	382,959

		580,934

Energy Equipment & Services - 1.1%
Apergy Corp.
6.38%, 05/01/2026	465,000	457,444
Calfrac Holdings, LP
8.50%, 06/15/2026 (B)	605,000	453,750
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	480,000	424,800
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	280,000	257,600
6.00%, 05/15/2023	650,000	624,000
Hi-Crush Partners, LP
9.50%, 08/01/2026 (B) (C)	1,040,000	821,600

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
KCA Deutag UK Finance PLC
9.88%, 04/01/2022 (B)	$ 950,000	$ 736,250
Nine Energy Service, Inc.
8.75%, 11/01/2023 (B)	288,000	288,720
Noble Holding International, Ltd.
7.88%, 02/01/2026 (B)	652,000	603,100
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	832,000	813,280
Pioneer Energy Services Corp.
6.13%, 03/15/2022	625,000	378,125
Schlumberger Holdings Corp.
3.75%, 05/01/2024 (B) (D)	179,000	179,895
Trinidad Drilling, Ltd.
6.63%, 02/15/2025 (B)	555,000	560,550
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	511,000	511,000

		7,110,114

Entertainment - 0.5%
Netflix, Inc.
5.88%, 02/15/2025	480,000	497,256
Walt Disney Co.
3-Month LIBOR + 0.13%, 2.87% (A), 03/04/2020, MTN	1,000,000	999,654
3-Month LIBOR + 0.19%, 2.94% (A), 06/05/2020, MTN	2,000,000	1,999,840

		3,496,750

Equity Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/2024	123,000	124,767
American Tower Corp.
2.25%, 01/15/2022	993,000	957,462
3.60%, 01/15/2028	24,000	23,074
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	201,000	197,900
Crown Castle International Corp.
4.30%, 02/15/2029 (D)	130,000	130,514
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	351,000	342,225
ESH Hospitality, Inc.
5.25%, 05/01/2025 (B)	1,015,000	1,003,429
GEO Group, Inc.
5.13%, 04/01/2023	610,000	556,625
5.88%, 10/15/2024	190,000	171,950
Iron Mountain, Inc.
4.88%, 09/15/2027 (B)	550,000	507,031
iStar, Inc.
5.25%, 09/15/2022	705,000	694,072
6.00%, 04/01/2022	250,000	249,375
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (B)	251,000	253,159
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	493,000	479,936
Sabra Health Care, LP
5.13%, 08/15/2026	750,000	704,669
Simon Property Group, LP
3.38%, 12/01/2027	18,000	17,540
4.13%, 12/01/2021	218,000	223,857

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Trust F/1401
5.25%, 12/15/2024 (E)	$ 1,300,000	$ 1,301,625
UDR, Inc.
3.50%, 01/15/2028, MTN	72,000	68,658
4.40%, 01/26/2029, MTN	186,000	190,806
Welltower, Inc.
3.95%, 09/01/2023	117,000	117,907

		8,316,581

Food & Staples Retailing - 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP
5.75%, 03/15/2025	913,000	854,796
Costco Wholesale Corp.
2.15%, 05/18/2021	843,000	832,363
Walmart, Inc.
2.55%, 04/11/2023	314,000	313,082

		2,000,241

Food Products - 1.5%
ConAgra Brands, Inc.
4.60%, 11/01/2025	212,000	214,687
5.40%, 11/01/2048	121,000	113,716
Gruma SAB de CV
4.88%, 12/01/2024 (E)	1,200,000	1,221,372
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	87,000	86,782
5.88%, 07/15/2024 (B)	455,000	459,550
Kraft Heinz Foods Co.
2.80%, 07/02/2020	397,000	395,715
Land O’ Lakes, Inc.
7.00%, 09/18/2028 (B) (F) (G)	3,952,000	3,793,920
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	225,000	230,350
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	925,000	892,625
Sigma Finance Netherlands BV
4.88%, 03/27/2028 (E)	1,350,000	1,336,500
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 3.10% (A), 08/21/2020	1,500,000	1,483,184

		10,228,401

Gas Utilities - 0.6%
China Resources Gas Group, Ltd.
4.50%, 04/05/2022, MTN (E)	1,000,000	1,023,792
ENN Energy Holdings, Ltd.
3.25%, 07/24/2022 (E)	1,500,000	1,461,864
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (E)	1,300,000	1,293,500

		3,779,156

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc.
2.50%, 03/15/2020	236,000	235,496
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (B)	581,000	560,665

		796,161

Health Care Providers & Services - 0.8%
CVS Health Corp.
4.10%, 03/25/2025	1,160,000	1,181,026

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.
5.13%, 07/15/2024	$ 600,000	$ 592,680
HCA, Inc.
5.00%, 03/15/2024	132,000	137,346
5.25%, 06/15/2026	480,000	503,700
5.38%, 02/01/2025	950,000	980,581
Laboratory Corp. of America Holdings
3.25%, 09/01/2024	253,000	244,042
MEDNAX, Inc.
5.25%, 12/01/2023 (B)	219,000	219,548
Roche Holdings, Inc.
2.88%, 09/29/2021 (B)	306,000	306,637
Tenet Healthcare Corp.
6.25%, 02/01/2027 (B) (D)	221,000	222,381
UnitedHealth Group, Inc.
2.38%, 10/15/2022	642,000	628,283
3.75%, 07/15/2025	482,000	498,870

		5,515,094

Hotels, Restaurants & Leisure - 0.6%
Eldorado Resorts, Inc.
6.00%, 09/15/2026 (B)	785,000	783,037
Gohl Capital, Ltd.
4.25%, 01/24/2027 (E)	1,250,000	1,199,181
Golden Nugget, Inc.
8.75%, 10/01/2025 (B)	465,000	476,625
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024	238,000	240,975
Scientific Games International, Inc.
5.00%, 10/15/2025 (B)	625,000	592,375
Wyndham Destinations, Inc.
5.40%, 04/01/2024	423,000	409,253
5.75%, 04/01/2027	655,000	625,525

		4,326,971

Household Durables - 0.0% (H)
Toll Brothers Finance Corp.
4.35%, 02/15/2028	72,000	65,520

Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028	640,000	596,800
Energizer Holdings, Inc.
6.38%, 07/15/2026 (B) (C)	500,000	486,250
Procter & Gamble Co.
1.90%, 10/23/2020	20,000	19,767

		1,102,817

Independent Power & Renewable Electricity Producers - 0.2%
Empresa Electrica Angamos SA
4.88%, 05/25/2029 (E)	1,095,600	1,078,355

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.
2.80%, 12/15/2021	457,000	449,758
4.20%, 09/15/2028	357,000	359,944

		809,702

Insurance - 0.8%
American International Group, Inc.
Fixed until 04/01/2028, 5.75% (A), 04/01/2048	713,000	666,655
AmWINS Group, Inc.
7.75%, 07/01/2026 (B)	605,000	603,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	$ 2,332,000	$ 2,250,380
Athene Global Funding
3-Month LIBOR + 1.23%, 4.04% (A), 07/01/2022 (B)	1,000,000	1,000,481
Athene Holding, Ltd.
4.13%, 01/12/2028	100,000	93,371
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	203,000	202,840
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	103,000	104,025
Prudential Financial, Inc.
3.50%, 05/15/2024, MTN	400,000	405,040

		5,326,279

Internet & Direct Marketing Retail - 0.0% (H)
Amazon.com, Inc.
2.80%, 08/22/2024	247,000	245,237

IT Services - 0.6%
Harland Clarke Holdings Corp.
8.38%, 08/15/2022 (B)	995,000	932,813
IBM Credit LLC
3-Month LIBOR + 0.16%, 2.74% (A), 02/05/2021	1,500,000	1,491,512
3-Month LIBOR + 0.26%, 3.02% (A), 01/20/2021	500,000	499,221
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (B)	510,000	428,400
Total System Services, Inc.
3.80%, 04/01/2021	318,000	318,924

		3,670,870

Machinery - 0.8%
Caterpillar Financial Services Corp.
2.55%, 11/29/2022, MTN	135,000	132,417
3-Month LIBOR + 0.23%, 3.02% (A), 03/15/2021, MTN	2,000,000	1,989,024
3.15%, 09/07/2021, MTN	101,000	101,540
3.45%, 05/15/2023, MTN	191,000	194,157
Cleaver-Brooks, Inc.
7.88%, 03/01/2023 (B)	455,000	450,450
CNH Industrial Capital LLC
4.20%, 01/15/2024	170,000	169,647
CNH Industrial NV
3.85%, 11/15/2027, MTN	171,000	158,590
4.50%, 08/15/2023	121,000	122,537
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (B)	590,000	572,300
Novelis Corp.
6.25%, 08/15/2024 (B)	790,000	794,937
Terex Corp.
5.63%, 02/01/2025 (B)	510,000	493,425

		5,179,024

Marine - 0.2%
Kirby Corp.
4.20%, 03/01/2028	104,000	102,400
Pelabuhan Indonesia II PT
4.25%, 05/05/2025(E)	1,300,000	1,295,476

		1,397,876

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.7%
Altice France SA
7.38%, 05/01/2026 (B)	$ 629,000	$ 606,192
8.13%, 02/01/2027 (B)	214,000	210,234
Altice Luxembourg SA
7.63%, 02/15/2025 (B) (C)	1,100,000	935,000
Belo Corp.
7.75%, 06/01/2027	225,000	239,625
Block Communications, Inc.
6.88%, 02/15/2025 (B)	485,000	497,125
CBS Corp.
3.70%, 08/15/2024	385,000	378,984
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	397,100
5.38%, 05/01/2025 (B)	290,000	291,537
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029	237,000	242,048
Comcast Corp.
3.60%, 03/01/2024	283,000	288,433
3.90%, 03/01/2038	91,000	86,481
4.15%, 10/15/2028	475,000	491,835
CSC Holdings LLC
5.50%, 04/15/2027 (B)	1,575,000	1,539,531
Discovery Communications LLC
3.50%, 06/15/2022 (B)	179,000	177,392
3.90%, 11/15/2024 (B)	201,000	198,822
DISH DBS Corp.
5.00%, 03/15/2023	555,000	482,850
EW Scripps Co.
5.13%, 05/15/2025 (B)	598,000	571,090
Fox Corp.
4.03%, 01/25/2024 (B)	233,000	237,673
Gray Television, Inc.
5.13%, 10/15/2024 (B)	527,000	512,178
5.88%, 07/15/2026 (B)	113,000	111,022
7.00%, 05/15/2027 (B)	195,000	201,903
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88%, 05/15/2024 (B) (C)	665,000	495,425
Myriad International Holdings BV
5.50%, 07/21/2025 (E)	1,300,000	1,350,050
Sirius XM Radio, Inc.
5.38%, 07/15/2026 (B)	235,000	232,944
Univision Communications, Inc.
5.13%, 05/15/2023 (B)	935,000	874,225

		11,649,699

Metals & Mining - 1.5%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	800,000	755,312
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (C)	846,000	818,505
Commercial Metals Co.
5.75%, 04/15/2026	490,000	464,275
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (B)	945,000	864,675
7.25%, 04/01/2023 (B)	231,000	221,185
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023 (B)	450,000	447,750
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (E)	1,400,000	1,473,080

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/2023 (E)	$ 1,600,000	$ 1,581,072
Severstal OAO Via Steel Capital SA
5.90%, 10/17/2022 (E)	1,500,000	1,558,656
Southern Copper Corp.
6.75%, 04/16/2040	1,320,000	1,513,170
U.S. Steel Corp.
6.88%, 08/15/2025	585,000	554,288

		10,251,968

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (C)	545,000	523,200

Multi-Utilities - 0.0% (H)
Public Service Co. of Colorado
3.70%, 06/15/2028	188,000	191,048

Multiline Retail - 0.4%
Conn’s, Inc.
7.25%, 07/15/2022 (C)	856,000	808,920
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (E)	1,900,000	1,774,125

		2,583,045

Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	206,000	234,272
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
3.50%, 12/01/2022	72,000	71,277
BP Capital Markets America, Inc.
2.75%, 05/10/2023	597,000	588,346
Callon Petroleum Co.
6.38%, 07/01/2026	600,000	601,500
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	675,000	659,589
Cenovus Energy, Inc.
4.25%, 04/15/2027 (C)	299,000	286,288
Chaparral Energy, Inc.
8.75%, 07/15/2023 (B)	675,000	519,750
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	400,000	438,500
Chevron Corp.
3-Month LIBOR + 0.41%, 3.03% (A), 11/15/2019	1,000,000	1,002,876
CNOOC Finance, Ltd.
3.00%, 05/09/2023	1,650,000	1,607,270
ConocoPhillips Co.
3-Month LIBOR + 0.90%, 3.52% (A), 05/15/2022	1,700,000	1,718,853
Continental Resources, Inc.
4.50%, 04/15/2023	199,000	202,721
Ecopetrol SA
5.88%, 05/28/2045	1,500,000	1,479,000
Enable Midstream Partners, LP
4.95%, 05/15/2028	152,000	151,183
Enbridge, Inc.
Fixed until 01/15/2027, 6.00% (A), 01/15/2077	1,000,000	955,029
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	2,667,000	2,526,146
Energy Transfer Operating, LP
4.50%, 04/15/2024	133,000	135,478
5.25%, 04/15/2029	146,000	151,131
Fixed until 02/15/2023 (F), 6.25% (A)	2,118,000	1,905,247

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer, LP
4.25%, 03/15/2023	$ 110,000	$ 110,825
EnLink Midstream Partners, LP
4.85%, 07/15/2026	507,000	475,313
Fixed until 12/15/2022 (F), 6.00% (A)	1,400,000	1,134,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	402,000	411,685
Extraction Oil & Gas, Inc.
5.63%, 02/01/2026 (B)	625,000	512,500
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	640,000	608,000
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (B)	414,000	417,105
Kinder Morgan Energy Partners, LP
4.30%, 05/01/2024	187,000	191,536
Lonestar Resources America, Inc.
11.25%, 01/01/2023 (B)	587,000	563,520
Marathon Oil Corp.
2.80%, 11/01/2022	476,000	461,806
MPLX, LP
4.00%, 03/15/2028	125,000	120,536
4.13%, 03/01/2027	96,000	93,873
Noble Energy, Inc.
3.90%, 11/15/2024	400,000	392,552
Oil India International Pte, Ltd.
4.00%, 04/21/2027 (E)	1,500,000	1,402,624
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (E)	1,300,000	1,314,443
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 06/15/2025	108,000	107,460
Petroleos Mexicanos
5.35%, 02/12/2028	500,000	437,500
6.75%, 09/21/2047	1,200,000	1,045,800
QEP Resources, Inc.
5.63%, 03/01/2026 (C)	608,000	583,680
Sanchez Energy Corp.
6.13%, 01/15/2023	470,000	82,250
SemGroup Corp. / Rose Rock Finance Corp.
5.63%, 11/15/2023	1,051,000	977,430
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (B)	755,000	685,162
Southwestern Energy Co.
7.50%, 04/01/2026	575,000	590,812
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	880,000	849,200
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	520,000	504,400
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (E)	2,000,000	1,925,000
Total Capital International SA
2.88%, 02/17/2022	597,000	599,346
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028 (B)	1,300,000	1,367,665
Western Gas Partners, LP
4.65%, 07/01/2026	345,000	339,900
WildHorse Resource Development Corp.
6.88%, 02/01/2025	674,000	682,290

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.70%, 01/15/2023	$ 285,000	$ 284,531
3.75%, 06/15/2027	252,000	245,173

		34,752,373

Paper & Forest Products - 0.7%
Cascades, Inc.
5.50%, 07/15/2022 (B)	561,000	558,195
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	1,400,000	1,417,500
Fibria Overseas Finance, Ltd.
4.00%, 01/14/2025	1,300,000	1,253,980
Inversiones CMPC SA
4.38%, 05/15/2023 (E)	1,500,000	1,520,018

		4,749,693

Personal Products - 0.2%
Coty, Inc.
6.50%, 04/15/2026 (B) (C)	575,000	517,500
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (B)	755,000	728,575

		1,246,075

Pharmaceuticals - 0.5%
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (B)	905,000	885,769
GlaxoSmithKline Capital PLC
3-Month LIBOR + 0.35%, 2.96% (A), 05/14/2021	2,000,000	1,993,478
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	143,000	145,071
Pfizer, Inc.
3.00%, 09/15/2021	109,000	109,818
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	132,000	126,879
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/2023 (B)	388,000	399,449

		3,660,464

Professional Services - 0.2%
Everi Payments, Inc.
7.50%, 12/15/2025 (B)	565,000	557,768
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026 (B)	890,000	834,375

		1,392,143

Real Estate Management & Development - 0.6%
Greystar Real Estate Partners LLC
5.75%, 12/01/2025 (B)	475,000	471,438
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	977,800
Longfor Group Holdings, Ltd.
4.50%, 01/16/2028 (E)	1,500,000	1,363,840
Newmark Group, Inc.
6.13%, 11/15/2023 (B)	480,000	478,966
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (B) (C)	747,000	674,167

		3,966,211

Road & Rail - 0.1%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (B)	600,000	609,120

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian National Railway Co.
2.85%, 12/15/2021	$ 152,000	$ 151,293
Kansas City Southern
4.70%, 05/01/2048	93,000	91,840

		852,253

Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC
5.55%, 12/01/2028 (B)	169,000	181,870
QUALCOMM, Inc.
3.45%, 05/20/2025	196,000	191,313

		373,183

Software - 0.4%
CDK Global, Inc.
5.88%, 06/15/2026	465,000	476,183
Microsoft Corp.
2.40%, 02/06/2022	993,000	988,592
2.88%, 02/06/2024	950,000	955,254

		2,420,029

Specialty Retail - 0.5%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	272,000	281,644
AutoNation, Inc.
3.50%, 11/15/2024	168,000	156,317
Lithia Motors, Inc.
5.25%, 08/01/2025 (B)	625,000	603,125
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	337,000	326,959
Party City Holdings, Inc.
6.63%, 08/01/2026 (B) (C)	441,000	428,873
QVC, Inc.
4.85%, 04/01/2024	434,000	433,327
Staples, Inc.
8.50%, 09/15/2025 (B)	1,047,000	1,005,120

		3,235,365

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	402,000	402,135
6.02%, 06/15/2026 (B)	1,095,000	1,145,329
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (C)	970,000	618,375
Seagate HDD Cayman
4.75%, 01/01/2025	625,000	591,315

		2,757,154

Thrifts & Mortgage Finance - 0.4%
CFX Escrow Corp.
6.00%, 02/15/2024 (B)	188,000	188,000
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	2,458,000	2,463,038

		2,651,038

Trading Companies & Distributors - 0.1%
GATX Corp.
4.35%, 02/15/2024	274,000	278,188
4.70%, 04/01/2029	85,000	85,757
H&E Equipment Services, Inc.
5.63%, 09/01/2025	575,000	562,063

		926,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.3%
DP World, Ltd.
5.63%, 09/25/2048 (B)	$ 1,500,000	$ 1,485,000
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.65%, 07/29/2021 (B)	165,000	165,950
3.95%, 03/10/2025 (B)	221,000	218,144

		1,869,094

Wireless Telecommunication Services - 0.6%
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	900,000	857,250
Sprint Corp.
7.88%, 09/15/2023	2,790,000	2,964,375
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	382,000	381,523

		4,203,148

Total Corporate Debt Securities (Cost $352,486,769)		346,060,620

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Colombia - 1.1%
Colombia Government International Bond
3.88%, 04/25/2027	7,400,000	7,307,500

Egypt - 0.5%
Egypt Government International Bond
6.59%, 02/21/2028 (E)	3,700,000	3,433,659

Norway - 0.0% (H)
Kommunalbanken AS
2.75%, 02/05/2024 (B) (D)	293,000	294,400

Qatar - 1.1%
Qatar Government International Bond
4.50%, 04/23/2028 (E)	7,000,000	7,390,740

Supranational - 0.2%
European Investment Bank
2.38%, 06/15/2022	400,000	397,419
Inter-American Development Bank
2.63%, 04/19/2021, MTN	650,000	650,462
International Bank for Reconstruction & Development
3.13%, 11/20/2025	224,000	231,587

		1,279,468

Total Foreign Government Obligations (Cost $19,411,000)		19,705,767

LOAN ASSIGNMENTS - 18.2%
Aerospace & Defense - 0.5%
Accudyne Industries LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 08/18/2024	398,932	387,663
Alion Science and Technology Corp.
Term Loan B,
1-Month LIBOR + 4.50%, 7.00% (A), 08/19/2021	658,573	653,633
DAE Aviation Holdings, Inc.
Term Loan,
TBD, 01/23/2026 (D) (I)	55,956	55,711
Term Loan B,
TBD, 01/23/2026 (D) (I)	104,078	103,623

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Aerospace & Defense (continued)
Doncasters Finance LLC
Term Loan,
3-Month LIBOR + 3.50%, 6.30% (A), 04/09/2020	$ 875,758	$ 788,182
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.50%, 5.00% (A), 05/30/2025	647,400	630,001
Term Loan F,
1-Month LIBOR + 2.50%, 5.00% (A), 06/09/2023	658,342	642,523

		3,261,336

Auto Components - 0.3%
DexKo Global, Inc.
Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 07/24/2024	164,562	161,888
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.77% (A), 03/20/2025	864,200	838,274
USI, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.00%, 5.80% (A), 05/16/2024	987,409	946,062

		1,946,224

Automobiles - 0.3%
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 5.26% (A), 11/08/2023	1,128,485	1,060,776
I-Logic Technologies Bidco, Ltd.
Term Loan,
2-Month LIBOR + 3.25%, 5.88% (A), 12/21/2024	486,790	467,318
Term Loan B,
3-Month LIBOR + 4.00%, 6.30% (A), 12/21/2024	668,611	641,866

		2,169,960

Biotechnology - 0.1%
Grifols Worldwide Operations, Inc.
Term Loan,
1-Week LIBOR + 2.25%, 4.66% (A), 01/31/2025	368,438	363,088

Building Products - 0.3%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 07/29/2022	689,440	677,375
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.75% (A), 12/11/2024	1,247,999	1,223,825
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 11/15/2023	465,000	450,372

		2,351,572

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.25% (A), 08/15/2025	$ 173,361	$ 172,060
Crown Finance, Inc.
Term Loan,
1-Month LIBOR + 2.50%, 5.00% (A), 02/28/2025	1,185,204	1,155,389
Donnelley Financial Solutions, Inc.
Term Loan B,
1-Week LIBOR + 3.00%, 5.51% (A), 10/02/2023	170,588	167,603
Duff & Phelps Corp.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 02/13/2025	632,119	608,810
LPL Holdings, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (A), 09/23/2024	140,451	138,930

		2,242,792

Chemicals - 0.3%
Charter NEX Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 05/16/2024	1,166,590	1,122,842
Ferro Corp.
Term Loan B1,
3-Month LIBOR + 2.25%, 5.05% (A), 02/14/2024	391,050	385,184
Term Loan B2,
3-Month LIBOR + 2.25%, 5.05% (A), 02/14/2024	15,183	14,956
Term Loan B3,
3-Month LIBOR + 2.25%, 5.05% (A), 02/14/2024	14,860	14,637
Natgasoline LLC
Term Loan B,
3-Month LIBOR + 3.50%, 6.25% (A), 11/14/2025	155,850	155,656
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 5.24% (A), 02/08/2025	162,249	157,888
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.50% (A), 09/09/2024	67,671	65,853

		1,917,016

Commercial Services & Supplies - 0.7%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 9.00% (A), 08/04/2025	63,905	64,145
Term Loan B6,
1-Month LIBOR + 3.00%, 5.50% (A), 11/03/2023	701,230	689,309
Term Loan B7,
1-Month LIBOR + 3.00%, 5.50% (A), 11/03/2024	333,385	327,718

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
BrightView Landscapes LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.06% (A), 08/15/2025	$ 342,836	$ 339,836
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 6.24% (A), 05/24/2024	222,613	218,995
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 05/30/2025	983,118	946,557
IBC Capital, Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.55% (A), 09/11/2023	809,929	778,544
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 05/02/2022	626,562	616,492
West Corp.
Term Loan,
1-Month LIBOR + 4.00%, 6.50% (A), 10/10/2024	407,768	373,719
Term Loan B1,
1-Month LIBOR + 3.50%, 6.00% (A), 10/10/2024	259,348	235,359

		4,590,674

Construction Materials - 0.1%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 10/25/2023	681,573	623,257

Consumer Finance - 0.1%
Altice Financing SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.23% (A), 07/15/2025	375,283	349,576
Nielsen Finance LLC
Term Loan B4,
TBD, 1-Month LIBOR + 2.00% (A), 10/04/2023 (D) (I)	635,000	623,434

		973,010

Containers & Packaging - 0.2%
Flex Acquisition Co., Inc.
Term Loan,
1-Month LIBOR + 3.25%, 5.77% (A), 06/29/2025	508,759	493,920
Trident TPI Holdings, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 5.75% (A), 10/17/2024	689,003	668,333

		1,162,253

Distributors - 0.0% (H)
TMK Hawk Parent Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 08/28/2024	83,413	74,237

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services - 0.1%
FrontDoor, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 5.06% (A), 08/14/2025	$ 107,008	$ 106,206
Wand Intermediate I, LP
1st Lien Term Loan,
TBD, 01/23/2026 (D) (I)	150,496	149,994
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 05/18/2025	387,897	362,926

		619,126

Diversified Financial Services - 0.5%
AI Ladder Subco SARL
Term Loan,
3-Month LIBOR + 4.50%, 7.24% (A), 07/09/2025 (D)	449,126	441,266
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 04/04/2024	649,032	640,242
Camelot UK Holdco, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 10/03/2023	782,561	774,979
Fastlane Parent Company, Inc.
1st Lien Term Loan,
TBD, 12/19/2025 (D) (I)	138,614	136,708
Financial & Risk Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.25% (A), 10/01/2025	650,000	623,768
Stars Group Holdings BV
Term Loan,
3-Month LIBOR + 3.50%, 6.30% (A), 07/10/2025	553,235	547,426

		3,164,389

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 01/31/2025 (D)	1,292,067	1,233,116
Coral-US Co-Borrower LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 5.75% (A), 01/30/2026 (D)	800,000	788,700
Intelsat Jackson Holdings SA
Term Loan B3,
1-Month LIBOR + 3.75%, 6.25% (A), 11/27/2023 (D)	1,250,000	1,237,724
Term Loan B4,
1-Month LIBOR + 4.50%, 7.00% (A), 01/02/2024	347,634	350,241
Level 3 Financing, Inc.
Term Loan B,
TBD, 02/22/2024 (D) (I)	346,364	339,746

		3,949,527

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment - 0.2%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.30% (A), 12/02/2024 (D)	$ 60,659	$ 59,825
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 10.31% (A), 12/01/2025	320,000	308,800
Gates Global LLC
Repriced Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 04/01/2024	448,864	438,639
Penn Engineering & Manufacturing Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 06/27/2024	508,192	503,110

		1,310,374

Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.64% (A), 08/20/2025 (D)	375,432	366,399
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (A), 02/28/2025 (D)	358,683	356,889

		723,288

Energy Equipment & Services - 0.1%
Seadrill Partners Finco LLC
Term Loan B,
3-Month LIBOR + 6.00%, 8.80% (A), 02/21/2021	742,955	596,487
TerraForm Power Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 11/08/2022	39,223	38,733

		635,220

Equity Real Estate Investment Trusts - 0.1%
ESH Hospitality, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 08/30/2023	239,171	234,558
GEO Group, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 03/22/2024	236,419	229,819
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 12/20/2024	127,343	124,816

		589,193

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing - 0.4%
Albertsons LLC
Term Loan B6,
3-Month LIBOR + 3.00%, 5.69% (A), 06/22/2023	$ 1,928,436	$ 1,896,410
Smart & Final Stores LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 11/15/2022	935,000	855,525

		2,751,935

Food Products - 0.2%
Dole Food Co., Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.26% (A), 04/06/2024	716,392	688,632
JBS USA LUX SA
Term Loan B,
3-Month LIBOR + 2.50%, 5.26% (A), 10/30/2022	640,694	633,326
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.00%, 4.52% (A), 05/24/2024	81,631	80,484

		1,402,442

Health Care Equipment & Supplies - 0.1%
Immucor, Inc.
Term Loan B,
3-Month LIBOR + 5.00%, 7.80% (A), 06/15/2021	594,150	589,323
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 5.76% (A), 06/30/2025	461,179	444,269

		1,033,592

Health Care Providers & Services - 0.9%
Community Health Systems, Inc.
Term Loan H,
3-Month LIBOR + 3.25%, 5.96% (A), 01/27/2021	637,002	625,059
Global Medical Response, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 5.76% (A), 04/28/2022	245,611	229,390
Term Loan B2,
1-Month LIBOR + 4.25%, 6.77% (A), 03/14/2025	561,689	526,232
HC Group Holdings III, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.25% (A), 04/07/2022	245,558	241,261
Kindred Healthcare, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.50% (A), 06/19/2025	766,574	732,078
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 5.55% (A), 06/07/2023	896,809	865,420
Sotera Health Holdings LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 05/15/2022	1,344,004	1,307,884

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 06/27/2025	$ 345,586	$ 339,538
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 9.25% (A), 06/26/2026	89,080	87,744
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 02/06/2024	938,387	842,202
U.S. Renal Care, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 7.05% (A), 12/30/2022	292,682	286,951

		6,083,759

Hotels, Restaurants & Leisure - 1.2%
Belmond Interfin, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 5.25% (A), 07/03/2024	1,030,972	1,026,461
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.66% (A), 09/15/2023	285,300	281,674
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.55% (A), 09/18/2024	155,175	148,193
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.81% (A), 04/17/2024	205,363	202,796
Fogo de Chao Churrascaria Holdings LLC
Term Loan,
1-Month LIBOR + 4.25%, 6.75% (A), 04/05/2025	346,019	344,289
Golden Nugget, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 10/04/2023	621,559	610,460
IRB Holding Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.76% (A), 02/05/2025	325,254	316,798
Las Vegas Sands LLC
Term Loan B,
1-Month LIBOR + 1.75%, 4.25% (A), 03/27/2025	473,475	464,513
Marriott Ownership Resorts, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (A), 08/29/2025	120,938	119,527
Mohegan Tribal Gaming Authority
Term Loan B,
1-Month LIBOR + 4.00%, 6.50% (A), 10/13/2023	703,265	648,762
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
TBD, 1-Month LIBOR + 3.25% (A), 10/20/2025 (D) (I)	505,000	497,004

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 5.25% (A), 08/14/2024	$ 1,145,242	$ 1,107,816
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.50% (A), 03/31/2024	1,123,564	1,100,812
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (A), 06/08/2023	233,501	230,322
Travelport Finance SARL
Term Loan B,
3-Month LIBOR + 2.50%, 5.12% (A), 03/17/2025	857,255	853,445

		7,952,872

Household Durables - 0.2%
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 3.00%, 8.50% (A), 05/03/2019	972,410	680,687
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 09/06/2025	359,760	346,943
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 9.25% (A), 09/06/2026	64,009	59,529
Serta Simmons Bedding LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.01% (A), 11/08/2023	294,737	250,526

		1,337,685

Household Products - 0.2%
Diamond BV
Term Loan,
3-Month LIBOR + 3.00%, 5.74% (A), 09/06/2024	1,166,459	1,095,013
Energizer Holdings, Inc.
Term Loan B,
TBD, 06/20/2025 (D) (I)	510,000	506,175

		1,601,188

Industrial Conglomerates - 0.1%
Auris Luxembourg III SARL
Term Loan B,
TBD, 07/20/2025 (D) (I)	145,915	144,699
One Call Corp.
Term Loan B,
1-Month LIBOR + 5.25%, 7.76% (A), 11/25/2022	350,388	305,713

		450,412

Insurance - 0.7%
Alliant Holdings I, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.26% (A), 05/09/2025	1,098,037	1,053,887
Hub International, Ltd.
Term Loan B,
2-Month LIBOR + 2.75%, 5.51% (A), 04/25/2025	327,709	315,471

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 12/20/2024	$ 956,550	$ 941,006
NFP Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 01/08/2024	630,704	604,845
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 12/31/2025	982,742	956,454
York Risk Services Holding Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 6.25% (A), 10/01/2021	821,421	757,077

		4,628,740

IT Services - 0.9%
Allied Universal Holdco LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.25% (A), 07/28/2022	393,924	377,018
1-Month LIBOR + 4.25%, 6.75% (A), 07/28/2022	445,000	430,537
First Data Corp.
Term Loan,
1-Month LIBOR + 2.00%, 4.52% (A), 04/26/2024	519,394	517,209
GTT Communications, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 05/31/2025 (D)	653,370	611,990
Harland Clarke Holdings Corp.
Term Loan B7,
3-Month LIBOR + 4.75%, 7.55% (A), 11/03/2023	515,716	477,811
MoneyGram International, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 03/27/2020 (D)	1,102,441	953,612
PI US MergerCo, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 12/20/2024	820,582	799,247
Rackspace Hosting, Inc.
1st Lien Term Loan,
TBD, 3-Month LIBOR + 3.00% (A), 11/03/2023 (D) (I)	675,000	625,219
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 05/01/2024	1,027,740	1,007,442
Verscend Holding Corp.
Term Loan B,
1-Month LIBOR + 4.50%, 7.00% (A), 08/27/2025	220,818	218,426

		6,018,511

	Principal	Value
LOAN ASSIGNMENTS (continued)
Life Sciences Tools & Services - 0.1%
Avantor, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.57% (A), 11/21/2024	$ 97,187	$ 96,823
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 09/27/2024	940,517	889,572

		986,395

Machinery - 1.1%
Circor International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.01% (A), 12/11/2024	1,124,077	1,101,595
Crosby Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 11/23/2020	1,222,135	1,127,420
Engineered Machinery Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 6.05% (A), 07/19/2024	1,009,401	965,239
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 07/30/2024	728,318	724,070
Hayward Industries, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 08/05/2024	1,045,251	1,019,990
MW Industries, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 6.30% (A), 09/30/2024	1,268,063	1,228,436
Rexnord LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 08/21/2024	135,737	134,089
Shape Technologies Group, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.78% (A), 04/21/2025	318,683	312,310
Tecomet, Inc.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 6.02% (A), 05/01/2024	629,476	620,821
Wastequip LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 03/20/2025	110,345	108,690

		7,342,660

Media - 1.5%
Charter Communications Operating LLC
Term Loan B,
TBD, 1-Month LIBOR + 2.00% (A), 04/30/2025 (D) (I)	500,000	492,688
Cogeco Communications II, LP
1st Lien Term Loan,
1-Month LIBOR + 2.38%, 4.87% (A), 01/03/2025 (D)	631,902	618,079

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.76% (A), 07/17/2025 (D)	$ 1,183,635	$ 1,145,536
Term Loan B,
1-Month LIBOR + 2.50%, 5.01% (A), 01/25/2026	405,326	394,306
Delta 2 SARL
Term Loan,
1-Month LIBOR + 2.50%, 5.00% (A), 02/01/2024	830,000	796,281
Gray Television, Inc.
Term Loan C,
TBD, 01/02/2026 (D) (I)	440,000	432,300
ION Media Networks, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 5.25% (A), 12/18/2020 (D)	942,019	937,309
McGraw-Hill Global Education Holdings LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.50% (A), 05/04/2022 (D)	681,396	618,367
Meredith Corp.
Term Loan B1,
TBD, 1-Month LIBOR + 2.75% (A), 01/31/2025 (D) (I)	222,704	220,709
NAI Entertainment Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (A), 05/08/2025	92,415	90,566
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 5.25% (A), 07/31/2025	309,237	285,271
Term Loan B12,
1-Month LIBOR + 3.69%, 6.20% (A), 01/31/2026	376,040	351,033
Rentpath, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 9.00%, 11.50% (A), 12/17/2022	765,000	306,000
Term Loan,
1-Month LIBOR + 4.75%, 7.25% (A), 12/17/2021	367,660	272,068
Telenet Financing LLC
Term Loan AN,
1-Month LIBOR + 2.25%, 4.76% (A), 08/15/2026	441,974	429,740
Tribune Media Co.
Term Loan C,
TBD, 1-Month LIBOR + 3.00% (A), 01/27/2024 (D) (I)	625,000	622,136
Unitymedia Finance LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.76% (A), 09/30/2025 (D)	944,378	927,143

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 5.25% (A), 03/15/2024	$ 813,694	$ 757,414
UPC Financing Partnership
Term Loan AR,
1-Month LIBOR + 2.50%, 5.01% (A), 01/15/2026 (D)	446,527	438,713

		10,135,659

Metals & Mining - 0.2%
Covia Holdings Corp.
Term Loan,
3-Month LIBOR + 3.75%, 6.55% (A), 06/01/2025	694,870	550,467
U.S. Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 6.50% (A), 05/01/2025	713,975	645,553

		1,196,020

Multiline Retail - 0.0% (H)
Hudson’s Bay Co.
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 09/30/2022	260,014	253,730

Oil, Gas & Consumable Fuels - 0.8%
Delek Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (A), 03/31/2025	277,219	267,517
EG Finco, Ltd.
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 10.81% (A), 04/20/2026	270,270	262,162
Term Loan,
3-Month LIBOR + 4.00%, 6.81% (A), 02/07/2025	547,944	529,793
Lucid Energy Group II LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.52% (A), 02/17/2025	826,056	775,460
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 10/30/2024	1,163,670	1,112,274
MEG Energy Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (A), 12/31/2023	238,353	236,566
Osum Productions Corp.
Term Loan,
3-Month LIBOR + 5.50%, 8.30% (A), 07/28/2020	910,491	792,127
TEX Operations Co. LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 08/04/2023	239,400	234,712
Traverse Midstream Partners LLC
Term Loan,
6-Month LIBOR + 4.00%, 6.60% (A), 09/27/2024	1,041,101	1,038,064

		5,248,675

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Personal Products - 0.2%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.77% (A), 04/07/2025	$ 830,825	$ 786,688
HLF Financing SARL
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 08/18/2025	380,723	377,677

		1,164,365

Pharmaceuticals - 0.8%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 8.00% (A), 04/16/2021	1,010,000	813,050
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 6.00% (A), 09/26/2024	1,270,234	1,153,796
Alvogen Pharma, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 7.25% (A), 04/02/2022	875,960	868,295
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (A), 05/04/2025	655,505	648,676
Bausch Health Companies, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.26% (A), 11/27/2025	589,483	580,346
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 6.75% (A), 04/29/2024	636,286	628,862
Valeant Pharmaceuticals International, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.51% (A), 06/02/2025	378,520	374,084

		5,067,109

Professional Services - 0.2%
Cast and Crew Payroll LLC
1st Lien Term Loan,
TBD, 01/17/2026 (D) (I)	144,728	144,511
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (A), 09/27/2024	749,506	748,101
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 05/09/2024	669,302	657,798
Stiphout Finance LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 10/26/2022	111,247	107,353

		1,657,763

Real Estate Management & Development - 0.3%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.25% (A), 08/01/2025	679,958	675,920

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development (continued)
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.75% (A), 04/18/2024	$ 720,422	$ 707,215
DTZ U.S. Borrower LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 08/21/2025	774,879	759,058

		2,142,193

Road & Rail - 0.1%
Navistar Financial Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 6.25% (A), 07/30/2025	659,879	649,981

Semiconductors & Semiconductor Equipment - 0.1%
MaxLinear, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.50% (A), 05/12/2024 (D) (I)	379,450	375,655
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 05/29/2025	380,000	373,113

		748,768

Software - 2.0%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 6.30% (A), 06/13/2024	700,079	671,529
2nd Lien Term Loan,
TBD, 06/13/2025 (D) (I)	265,000	247,775
Applied Systems, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 09/19/2024 (D)	630,000	615,038
2nd Lien Term Loan,
1-Month LIBOR + 7.00%, 9.50% (A), 09/19/2025 (D)	249,232	247,985
Barracuda Networks, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 02/12/2025	424,369	416,235
BMC Software Finance, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 7.05% (A), 10/02/2025	942,050	918,606
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.50% (A), 04/26/2024	1,026,388	1,002,012
Epicor Software Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 06/01/2022	955,847	934,102
Greeneden Holdings II LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.75% (A), 12/01/2023	646,012	630,266

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Infor, Inc.
Term Loan B6,
1-Month LIBOR + 2.75%, 5.25% (A), 02/01/2022	$ 653,363	$ 648,463
Informatica LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 08/05/2022 (D)	925,042	920,705
ION Trading Technologies SARL
Term Loan B,
2-Month LIBOR + 4.00%, 6.63% (A), 11/21/2024	995,852	945,230
Kronos, Inc.
Term Loan B,
2-Month LIBOR + 3.00%, 5.54% (A), 11/01/2023	491,406	481,373
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.75% (A), 11/19/2021	455,813	446,696
Term Loan B3,
1-Month LIBOR + 2.50%, 5.00% (A), 06/21/2024 (D)	64,101	61,911
McAfee LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.25% (A), 09/30/2024	622,762	618,558
RP Crown Parent LLC
Term Loan B,
1-Month LIBOR + 2.75%, 5.25% (A), 10/12/2023	630,000	619,238
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 5.00% (A), 06/21/2024 (D)	432,893	418,102
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 6.05% (A), 09/30/2022	930,499	910,726
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 4.75% (A), 04/16/2025	113,395	111,024
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.75% (A), 04/16/2025	294,814	288,650
Term Loan B5,
TBD, 1-Month LIBOR + 2.25% (A), 04/16/2025 (D) (I)	220,000	215,600
Vertafore, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 6.05% (A), 07/02/2025	640,597	620,579
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 10.05% (A), 07/02/2026	322,041	312,379

		13,302,782

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail - 0.3%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.50% (A), 09/25/2024	$ 1,136,613	$ 1,122,405
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.54% (A), 09/12/2024	815,260	803,031
Titan Acquisition, Ltd.
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 03/28/2025	219,668	207,129

		2,132,565

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.50% (A), 09/07/2023 (D)	634,013	624,930
Diebold, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.75% (A), 11/06/2023 (D) (I)	495,000	419,512

		1,044,442

Textiles, Apparel & Luxury Goods - 0.0% (H)
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 6.00% (A), 12/15/2024	76,730	75,483

Transportation Infrastructure - 0.2%
Atlantic Aviation FBO, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.27% (A), 11/29/2025	15,382	15,420
Drew Marine Partners, LP
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.75% (A), 11/19/2020	1,190,601	1,175,718

		1,191,138

Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 5.00% (A), 02/02/2024	1,581,652	1,544,088
Term Loan B,
1-Month LIBOR + 3.00%, 5.50% (A), 02/02/2024	314,474	309,364

		1,853,452

Total Loan Assignments (Cost $127,028,019)		122,120,852

U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury - 1.1%
U.S. Treasury Notes
2.38%, 04/30/2020	1,050,000	1,048,113
2.75%, 11/30/2020 - 02/15/2028	6,250,000	6,291,321

Total U.S. Government Obligations (Cost $7,268,897)		7,339,434

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCK - 0.0% (H)
Machinery - 0.0% (H)
Ameriforge Group, Inc. (J)	2,679	$ 128,592

Total Common Stock (Cost $91,086)		128,592

PREFERRED STOCKS - 1.9%
Banks - 1.3%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A)	49,970	961,423
Bank of America Corp.,
Series K*, Fixed until 12/15/2066, 6.45% (A) (C)	6,800	175,576
Deutsche Bank Contingent Capital Trust II, 6.55% (C)	39,850	999,438
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.40% (A)	259,000	6,762,490
ING Groep NV, 6.13% (C)	355	8,982

		8,907,909

Capital Markets - 0.2%
Apollo Global Management LLC,
Series B, 6.38%	53,256	1,292,523

Oil, Gas & Consumable Fuels - 0.4%
Energy Transfer Operating, LP,
Series C, Fixed until 05/15/2023, 7.38% (A) (C)	92,386	2,216,340

Total Preferred Stocks (Cost $12,726,771)		12,416,772

EXCHANGE-TRADED FUND - 2.5%
U.S. Fixed Income Fund - 2.5%
iShares iBoxx High Yield Corporate Bond ETF (C)	196,000	16,681,560

Total Exchange-Traded Fund (Cost $16,345,930)		16,681,560

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
2.35% (K), 03/14/2019 (L)	$ 500,000	$ 498,665
2.37% (K), 03/14/2019	260,000	259,305
2.38% (K), 03/14/2019	850,000	847,730

Total Short-Term U.S. Government Obligations (Cost $1,605,741)		1,605,700

	Shares	Value

SHORT-TERM INVESTMENT COMPANY - 1.9%
Money Market Fund - 1.9%
State Street Institutional U.S. Government Money Market Fund	12,875,103	12,875,103

Total Short-Term Investment Company (Cost $12,875,103)		12,875,103

OTHER INVESTMENT COMPANY - 4.8%
Securities Lending Collateral - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (K)	31,961,006	31,961,006

Total Other Investment Company (Cost $31,961,006)		31,961,006

Total Investments (Cost $713,929,748)		698,720,297
Net Other Assets (Liabilities) - (4.0)%		(26,836,986)

Net Assets - 100.0%		$ 671,883,311

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(1,431)	03/20/2019	$(171,745,613)	$(175,252,781)	$—	$(3,507,168)

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2019 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$127,824,891	$—	$127,824,891
Corporate Debt Securities	—	346,060,620	—	346,060,620
Foreign Government Obligations	—	19,705,767	—	19,705,767
Loan Assignments	—	122,120,852	—	122,120,852
U.S. Government Obligations	—	7,339,434	—	7,339,434
Common Stock	128,592	—	—	128,592
Preferred Stocks	12,416,772	—	—	12,416,772
Exchange-Traded Fund	16,681,560	—	—	16,681,560
Short-Term U.S. Government Obligations	—	1,605,700	—	1,605,700
Short-Term Investment Company	12,875,103	—	—	12,875,103
Other Investment Company	31,961,006	—	—	31,961,006

Total Investments	$74,063,033	$624,657,264	$—	$698,720,297

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(3,507,168)	$—	$—	$(3,507,168)

Total Other Financial Instruments	$(3,507,168)	$—	$—	$(3,507,168)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the total value of 144A securities is $184,338,885, representing 27.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,278,977. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the total value of Regulation S securities is $65,132,422, representing 9.7% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Illiquid security. At January 31, 2019, the value of such securities amounted to $3,793,920, representing 0.6% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	All or a portion of the security represents unsettled loan commitments at January 31, 2019 where the rate will be determined at time of settlement.
(J)	Non-income producing security.
(K)	Rates disclosed reflect the yields at January 31, 2019.
(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,610,000.
(M)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2019 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.0%
Boeing Co.	82,105	$ 31,661,330

Banks - 0.6%
SVB Financial Group (A)	28,597	6,673,968

Beverages - 1.9%
Constellation Brands, Inc., Class A	50,602	8,787,543
Monster Beverage Corp. (A)	203,440	11,644,906

		20,432,449

Biotechnology - 2.8%
Biogen, Inc. (A)	23,835	7,955,646
Incyte Corp. (A)	51,385	4,141,117
Seattle Genetics, Inc. (A)	100,930	7,714,080
Vertex Pharmaceuticals, Inc. (A)	51,804	9,889,902

		29,700,745

Building Products - 0.9%
Fortune Brands Home & Security, Inc.	216,714	9,817,144

Capital Markets - 2.3%
BlackRock, Inc.	15,431	6,405,100
Intercontinental Exchange, Inc.	129,965	9,976,113
MarketAxess Holdings, Inc.	37,509	8,055,808

		24,437,021

Chemicals - 1.7%
PPG Industries, Inc.	113,864	12,005,820
Sherwin-Williams Co.	14,429	6,082,112

		18,087,932

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	156,142	7,905,469

Consumer Finance - 0.7%
Capital One Financial Corp.	96,770	7,798,694

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	252,094	13,880,296

Electrical Equipment - 1.6%
AMETEK, Inc.	128,435	9,362,911
Eaton Corp. PLC	95,923	7,314,129

		16,677,040

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	96,262	8,015,737

Entertainment - 2.2%
Activision Blizzard, Inc.	128,765	6,082,859
Electronic Arts, Inc. (A)	54,844	5,058,811
Netflix, Inc. (A)	34,843	11,829,198

		22,970,868

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	69,877	12,077,541

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	73,715	15,821,450

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.6%
Baxter International, Inc.	214,528	$ 15,551,135
Boston Scientific Corp. (A)	322,086	12,287,581
Edwards Lifesciences Corp. (A)	61,343	10,454,074
Teleflex, Inc.	35,408	9,684,088

		47,976,878

Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	107,701	29,100,810

Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	148,911	11,090,891

Household Products - 1.4%
Colgate-Palmolive Co.	219,467	14,195,126

Insurance - 0.8%
Allstate Corp.	93,946	8,255,035

Interactive Media & Services - 9.1%
Alphabet, Inc., Class A (A)	44,515	50,118,993
Alphabet, Inc., Class C (A)	18,364	20,501,019
Facebook, Inc., Class A (A)	149,274	24,882,483

		95,502,495

Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (A)	34,329	59,002,282
Booking Holdings, Inc. (A)	8,957	16,416,479
Wayfair, Inc., Class A (A) (B)	63,185	6,916,230

		82,334,991

IT Services - 9.4%
EPAM Systems, Inc. (A)	64,935	9,187,004
FleetCor Technologies, Inc. (A)	69,697	14,065,552
Global Payments, Inc.	116,219	13,049,069
GoDaddy, Inc., Class A (A)	230,182	15,797,391
Mastercard, Inc., Class A	148,754	31,406,432
PayPal Holdings, Inc. (A)	172,548	15,315,360

		98,820,808

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	65,183	16,013,508

Machinery - 3.9%
Gardner Denver Holdings, Inc. (A)	190,726	4,705,210
Illinois Tool Works, Inc.	75,346	10,345,759
Middleby Corp. (A)	58,991	6,938,522
Nordson Corp.	72,053	9,340,951
Snap-on, Inc.	55,809	9,263,736

		40,594,178

Media - 0.5%
Comcast Corp., Class A	130,261	4,763,645

Oil, Gas & Consumable Fuels - 0.7%
Continental Resources, Inc. (A)	149,061	6,882,146

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	61,462	8,384,646

Pharmaceuticals - 1.5%
Allergan PLC	55,677	8,016,375
Bristol-Myers Squibb Co.	164,617	8,127,141

		16,143,516

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2019 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 1.2%
Equifax, Inc.	51,416	$ 5,502,540
IHS Markit, Ltd. (A)	135,495	7,034,901

		12,537,441

Road & Rail - 1.4%
JB Hunt Transport Services, Inc.	54,181	5,799,534
Norfolk Southern Corp.	52,366	8,783,873

		14,583,407

Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (A)	464,279	11,333,050
Micron Technology, Inc. (A)	227,787	8,706,019
ON Semiconductor Corp. (A)	339,262	6,798,811

		26,837,880

Software - 13.1%
Adobe, Inc. (A)	72,793	18,039,561
Guidewire Software, Inc. (A)	135,400	11,736,472
Microsoft Corp.	477,837	49,900,518
salesforce.com, Inc. (A)	134,573	20,451,059
ServiceNow, Inc. (A)	50,549	11,121,791
SS&C Technologies Holdings, Inc.	201,659	10,383,422
Workday, Inc., Class A (A)	89,916	16,322,451

		137,955,274

Specialty Retail - 1.4%
TJX Cos., Inc.	298,441	14,841,471

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	297,815	49,568,328
NetApp, Inc.	146,879	9,366,474

		58,934,802

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 4.6%
NIKE, Inc., Class B	293,750	$ 24,052,250
Under Armour, Inc., Class C (A)	543,635	10,296,447
VF Corp.	166,692	14,030,466

		48,379,163

Total Common Stocks (Cost $664,349,782)		1,040,085,795

OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.43% (C)	6,990,298	6,990,298

Total Other Investment Company (Cost $6,990,298)		6,990,298

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 1.45% (C), dated 01/31/2019, to be repurchased at $783,847 on 02/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $801,678.	$ 783,815	783,815

Total Repurchase Agreement (Cost $783,815)		783,815

Total Investments (Cost $672,123,895)		1,047,859,908
Net Other Assets (Liabilities) - 0.1%		1,454,537

Net Assets - 100.0%		$ 1,049,314,445

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,040,085,795	$—	$—	$1,040,085,795
Other Investment Company	6,990,298	—	—	6,990,298
Repurchase Agreement	—	783,815	—	783,815

Total Investments	$1,047,076,093	$783,815	$—	$1,047,859,908

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $6,847,051. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Fund

ClearTrack® 2015

ClearTrack® 2020

ClearTrack® 2025

ClearTrack® 2030

ClearTrack® 2035

ClearTrack® 2040

ClearTrack® 2045

ClearTrack® 2050

ClearTrack® 2055

ClearTrack® 2060

ClearTrack® Retirement Income

Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)

Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)

Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)

Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)

Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)

Transamerica Asset Allocation Long Horizon (“Long Horizon”)

Transamerica Asset Allocation Short Horizon (“Short Horizon”)

Transamerica Balanced II (“Balanced II”)

Transamerica Bond (“Bond”)

Transamerica Capital Growth (“Capital Growth”)

Transamerica Concentrated Growth (“Concentrated Growth”)

Transamerica Core Bond (“Core Bond”)

Transamerica Dividend Focused (“Dividend Focused”)

Transamerica Dynamic Allocation (“Dynamic Allocation”)

Transamerica Dynamic Income (“Dynamic Income”)

Transamerica Emerging Markets Debt (“Emerging Markets Debt”)

Transamerica Emerging Markets Equity (“Emerging Markets Equity”)

Transamerica Event Driven (“Event Driven”)

Transamerica Floating Rate (“Floating Rate”)

Transamerica Global Equity (“Global Equity”)

Transamerica Global Multifactor Macro (“Global Multifactor Macro”) (A)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica Government Money Market (“Government Money Market”)

Transamerica Growth (“Growth”)

Transamerica High Quality Bond (“High Quality Bond”)

Transamerica High Yield Bond (“High Yield Bond”)

Transamerica High Yield Muni (“High Yield Muni”)

Transamerica Inflation Opportunities (“Inflation Opportunities”)

Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)

Transamerica Intermediate Bond (“Intermediate Bond”)

Transamerica Intermediate Muni (“Intermediate Muni”)

Transamerica International Equity (“International Equity”)

Transamerica International Growth (“International Growth”)

Transamerica International Small Cap Value (“International Small Cap Value”)

Transamerica International Stock (“International Stock”)

Transamerica International Value (“International Value”)

Transamerica Large Cap Value (“Large Cap Value”)

Transamerica Large Core (“Large Core”)

Transamerica Large Growth (“Large Growth”)

Transamerica Large Value Opportunities (“Large Value Opportunities”)

Transamerica Long/Short Strategy (“Long/Short Strategy”)

Transamerica Managed Futures Strategy (“Managed Futures Strategy”) (A)

Transamerica Mid Cap Growth (“Mid Cap Growth”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)

Transamerica MLP & Energy Income (“MLP & Energy Income”)

Transamerica Multi-Cap Growth (“Multi-Cap Growth”)

Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)

Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)

Transamerica Short-Term Bond (“Short-Term Bond”)

Transamerica Small Cap Core (“Small Cap Core”)

Transamerica Small Cap Growth (“Small Cap Growth”)

Transamerica Small Cap Value (“Small Cap Value”)

Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)

Transamerica Strategic High Income (“Strategic High Income”)

Transamerica Total Return (“Total Return”)

Transamerica Unconstrained Bond (“Unconstrained Bond”)

Transamerica US Growth (“US Growth”)

Transamerica Funds	Page 1	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

1. ORGANIZATION (continued)

(A)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

As of January 31, 2019, each Subsidiary as a percentage of the Fund’s net assets is as follows:

Fund	Subsidiary	Value	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$ 19,472,309	23.28%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	33,405,321	23.18

Transamerica Funds	Page 2	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at January 31, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

4. SECURITY VALUATION (continued)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Fund as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

4. SECURITY VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Transamerica Funds	Page 5	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
DentalCorp Perfect Smile ULC, 1st Lien Delayed Draw Term Loan	$105,920	$(2,251)
Heartland Dental LLC, 2018 Delayed Draw Term Loan	250,435	(7,513)
Mavis Tire Express Services Corp., 2018 Delayed Draw Term Loan	205,522	(6,338)
VT Topco, Inc., 2018 Delayed Draw Term Loan	93,373	(1,634)

Total	$655,250	$(17,736)

Unconstrained Bond
Agiliti Health, Inc, Term Loan	$161,149	$(406)
Mavis Tire Express Services Corp., 2018 Delayed Draw Term Loan	115,858	(3,147)

Total	$277,007	$(3,553)

Open secured loan participations and assignments at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at January 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

Transamerica Funds	Page 6	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at January 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of January 31, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2019.

Repurchase agreements at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds, with the exception of Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended January 31, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$113,358,681	92	2.47%

Transamerica Funds	Page 7	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Open reverse repurchase agreements at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended January 31, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$1,306,158	33	2.40%

Open sale-buyback financing transactions at January 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at January 31, 2019, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$264,080	$—	$—	$—	$264,080
Corporate Debt Securities	642,615	—	—	—	642,615

Total Securities Lending Transactions	$906,695	$—	$—	$—	$906,695

Total Borrowings	$906,695	$—	$—	$—	$906,695

Transamerica Funds	Page 8	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Bond
Securities Lending Transactions
Corporate Debt Securities	$9,435,243	$—	$—	$—	$9,435,243

Total Borrowings	$9,435,243	$—	$—	$—	$9,435,243

Capital Growth
Securities Lending Transactions
Common Stocks	$64,492,251	$—	$—	$—	$64,492,251

Total Borrowings	$64,492,251	$—	$—	$—	$64,492,251

ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$2,756,019	$—	$—	$—	$2,756,019

Total Borrowings	$2,756,019	$—	$—	$—	$2,756,019

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$2,999,799	$—	$—	$—	$2,999,799

Total Borrowings	$2,999,799	$—	$—	$—	$2,999,799

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$3,732,246	$—	$—	$—	$3,732,246

Total Borrowings	$3,732,246	$—	$—	$—	$3,732,246

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$3,019,518	$—	$—	$—	$3,019,518

Total Borrowings	$3,019,518	$—	$—	$—	$3,019,518

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$3,778,587	$—	$—	$—	$3,778,587

Total Borrowings	$3,778,587	$—	$—	$—	$3,778,587

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$3,481,218	$—	$—	$—	$3,481,218

Total Borrowings	$3,481,218	$—	$—	$—	$3,481,218

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$2,332,782	$—	$—	$—	$2,332,782

Total Borrowings	$2,332,782	$—	$—	$—	$2,332,782

ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$2,686,700	$—	$—	$—	$2,686,700

Total Borrowings	$2,686,700	$—	$—	$—	$2,686,700

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$3,380,030	$—	$—	$—	$3,380,030

Total Borrowings	$3,380,030	$—	$—	$—	$3,380,030

Concentrated Growth
Securities Lending Transactions
Common Stocks	$2,079,000	$—	$—	$—	$2,079,000

Total Borrowings	$2,079,000	$—	$—	$—	$2,079,000

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$4,389,098	$—	$—	$—	$4,389,098
Foreign Government Obligations	203,113	—	—	—	203,113
U.S. Government Obligations	79,839	—	—	—	79,839

Total Securities Lending Transactions	$4,672,050	$—	$—	$—	$4,672,050

Total Borrowings	$4,672,050	$—	$—	$—	$4,672,050

Transamerica Funds	Page 9	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$2,152,534	$—	$—	$—	$2,152,534

Total Borrowings	$2,152,534	$—	$—	$—	$2,152,534

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$32,033,358	$—	$—	$—	$32,033,358

Total Borrowings	$32,033,358	$—	$—	$—	$32,033,358

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$24,330,908	$—	$—	$—	$24,330,908
Foreign Government Obligations	5,198,450	—	—	—	5,198,450
Common Stocks	837,325	—	—	—	837,325

Total Securities Lending Transactions	$30,366,683	$—	$—	$—	$30,366,683

Total Borrowings	$30,366,683	$—	$—	$—	$30,366,683

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$2,367,341	$—	$—	$—	$2,367,341

Total Borrowings	$2,367,341	$—	$—	$—	$2,367,341

Event Driven
Securities Lending Transactions
Common Stocks	$976,227	$—	$—	$—	$976,227
Convertible Bonds	1,677,399	—	—	—	1,677,399

Total Securities Lending Transactions	$2,653,626	$—	$—	$—	$2,653,626

Total Borrowings	$2,653,626	$—	$—	$—	$2,653,626

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$8,251,340	$—	$—	$—	$8,251,340
Exchange-Traded Funds	1,046,455	—	—	—	1,046,455

Total Securities Lending Transactions	$9,297,795	$—	$—	$—	$9,297,795

Total Borrowings	$9,297,795	$—	$—	$—	$9,297,795

Global Equity
Securities Lending Transactions
Common Stocks	$122,661	$—	$—	$—	$122,661

Total Borrowings	$122,661	$—	$—	$—	$122,661

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$763,932	$—	$—	$—	$763,932

Total Borrowings	$763,932	$—	$—	$—	$763,932

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$4,963,725	$—	$—	$—	$4,963,725

Total Borrowings	$4,963,725	$—	$—	$—	$4,963,725

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$96,562,570	$—	$—	$—	$96,562,570

Total Borrowings	$96,562,570	$—	$—	$—	$96,562,570

High Yield Muni
Securities Lending Transactions
Investment Companies	$16,675	$—	$—	$—	$16,675

Total Borrowings	$16,675	$—	$—	$—	$16,675

Transamerica Funds	Page 10	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$14,593,977	$—	$—	$—	$14,593,977
Foreign Government Obligations	2,628,056	—	—	—	2,628,056

Total Securities Lending Transactions	$17,222,033	$—	$—	$—	$17,222,033

Total Borrowings	$17,222,033	$—	$—	$—	$17,222,033

International Equity
Securities Lending Transactions
Common Stocks	$7,213,186	$—	$—	$—	$7,213,186

Total Borrowings	$7,213,186	$—	$—	$—	$7,213,186

International Growth
Securities Lending Transactions
Common Stocks	$23,828,535	$—	$—	$—	$23,828,535

Total Borrowings	$23,828,535	$—	$—	$—	$23,828,535

International Small Cap Value
Securities Lending Transactions
Common Stocks	$9,680,593	$—	$—	$—	$9,680,593

Total Borrowings	$9,680,593	$—	$—	$—	$9,680,593

International Value
Securities Lending Transactions
Common Stocks	$42,473	$—	$—	$—	$42,473

Total Borrowings	$42,473	$—	$—	$—	$42,473

Large Cap Value
Securities Lending Transactions
Common Stocks	$3,250,000	$—	$—	$—	$3,250,000

Total Borrowings	$3,250,000	$—	$—	$—	$3,250,000

Large Growth
Securities Lending Transactions
Common Stocks	$2,645,458	$—	$—	$—	$2,645,458

Total Borrowings	$2,645,458	$—	$—	$—	$2,645,458

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$1,598,696	$—	$—	$—	$1,598,696

Total Borrowings	$1,598,696	$—	$—	$—	$1,598,696

Mid Cap Value
Securities Lending Transactions
Common Stocks	$1,588,802	$—	$—	$—	$1,588,802

Total Borrowings	$1,588,802	$—	$—	$—	$1,588,802

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$3,633,988	$—	$—	$—	$3,633,988

Total Borrowings	$3,633,988	$—	$—	$—	$3,633,988

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$4,355,775	$—	$—	$—	$4,355,775

Total Borrowings	$4,355,775	$—	$—	$—	$4,355,775

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$1,849,499	$—	$—	$—	$1,849,499
Preferred Stocks	28,599	—	—	—	28,599
Corporate Debt Securities	5,804,609	—	—	—	5,804,609
Foreign Government Obligations	1,643,862	—	—	—	1,643,862

Total Securities Lending Transactions	$9,326,569	$—	$—	$—	$9,326,569

Total Borrowings	$9,326,569	$—	$—	$—	$9,326,569

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$7,712,320	$—	$—	$—	$7,712,320

Total Borrowings	$7,712,320	$—	$—	$—	$7,712,320

Transamerica Funds	Page 11	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Small Cap Core
Securities Lending Transactions
Common Stocks	$4,382,185	$—	$—	$—	$4,382,185

Total Borrowings	$4,382,185	$—	$—	$—	$4,382,185

Small Cap Growth
Securities Lending Transactions
Common Stocks	$3,312,209	$—	$—	$—	$3,312,209

Total Borrowings	$3,312,209	$—	$—	$—	$3,312,209

Small Cap Value
Securities Lending Transactions
Common Stocks	$12,443,452	$—	$—	$—	$12,443,452

Total Borrowings	$12,443,452	$—	$—	$—	$12,443,452

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$13,819,903	$—	$—	$—	$13,819,903

Total Borrowings	$13,819,903	$—	$—	$—	$13,819,903

Strategic High Income
Securities Lending Transactions
Common Stocks	$2	$—	$—	$—	$2
Preferred Stocks	560,423	—	—	—	560,423
Exchange-Traded Funds	519,071	—	—	—	519,071
Corporate Debt Securities	3,586,290	—	—	—	3,586,290

Total Securities Lending Transactions	$4,665,786	$—	$—	$—	$4,665,786

Total Borrowings	$4,665,786	$—	$—	$—	$4,665,786

Total Return
Securities Lending Transactions
Corporate Debt Securities	$8,303,578	$—	$—	$—	$8,303,578

Reverse Repurchase Agreements
U.S. Government Obligations	$29,391,500	$55,861,375	$13,070,625	$—	$98,323,500
Cash	(30,000)	—	—	—	(30,000)

Total Reverse Repurchase Agreements	$29,361,500	$55,861,375	$13,070,625	$—	$98,293,500

Total Borrowings	$37,665,078	$55,861,375	$13,070,625	$—	$106,597,078

Unconstrained Bond
Securities Lending Transactions
Asset-Backed Securities	$460,173	$—	$—	$—	$460,173
Corporate Debt Securities	12,914,213	—	—	—	12,914,213
Preferred Stocks	1,538,273	—	—	—	1,538,273
Exchange-Traded Funds	17,048,347	—	—	—	17,048,347

Total Securities Lending Transactions	$31,961,006	$—	$—	$—	$31,961,006

Total Borrowings	$31,961,006	$—	$—	$—	$31,961,006

US Growth
Securities Lending Transactions
Common Stocks	$6,990,298	$—	$—	$—	$6,990,298

Total Borrowings	$6,990,298	$—	$—	$—	$6,990,298

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Transamerica Funds	Page 12	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at January 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 13	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at January 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at January 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 14	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at January 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Government money market fund risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Transamerica Funds	Page 15	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

8. RISK FACTORS (continued)

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of the Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A Fund may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by many Puerto Rican issuers have low credit ratings or are on “negative watch” by credit rating organizations, and markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Fund.

Transamerica Funds	Page 16	January 31, 2019 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2019

(unaudited)

8. RISK FACTORS (continued)

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Funds’ financial statements.

10. SUBSEQUENT EVENTS

The Board has approved the liquidation of the Trust’s Advisor Class and T1 Class shares. This will be effective on or about February 15, 2019.

The Board has approved fund name changes for the eleven ClearTrack® Funds included within the Trust to Transamerica ClearTrack® Funds. Additionally, the Board has approved the launch of Class R3 shares for the eleven funds. These changes will be effective on or about March 1, 2019.

Transamerica Funds	Page 17	January 31, 2019 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 26, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	March 26, 2019